UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$466,000	†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$0	^
		TOTAL DIVERSIFIED FINANCIALS			0	^

		TOTAL CORPORATE BONDS			0	^
		(Cost $466)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	288
		TOTAL U.S. TREASURY SECURITIES			288

		TOTAL GOVERNMENT BONDS			288
		(Cost $301)

		TOTAL BONDS			288
		(Cost $767)

EQUITY LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
279,315	*,j,m	Morgan Stanley BV	0.000	06/14/19	6,388
		TOTAL DIVERSIFIED FINANCIALS			6,388

		TOTAL EQUITY LINKED NOTES			6,388
		(Cost $6,465)

SHARES		COMPANY

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.6%
166,571	e	Adient plc			6,548
79,900		Aisan Industry Co Ltd			695
1,037,844		Aisin Seiki Co Ltd			50,563
87,600	*,e	Akebono Brake Industry Co Ltd			197
218,001	*	American Axle & Manufacturing Holdings, Inc			3,802
579,487		Apollo Tyres Ltd			1,697
46,461		ARB Corp Ltd			643
36,122		Asahi India Glass Ltd			158
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

291	e	Autoliv, Inc	$25
1,830	e	Autoneum Holding AG.	369
2,006,500	g	BAIC Motor Corp Ltd	1,615
94,287		Bajaj Holdings and Investment Ltd	3,496
47,030		Balkrishna Industries Ltd	661
641,518		Bayerische Motoren Werke AG.	57,795
7,530		Bayerische Motoren Werke AG. (Preference)	591
405,584		Bharat Forge Ltd	3,364
385,704		BorgWarner, Inc	16,500
9,720	*	Bosch Ltd	2,673
123,584		Brembo S.p.A	1,616
654,862		Bridgestone Corp	24,750
5,606,135		Brilliance China Automotive Holdings Ltd	9,040
593,062	e	Byd Co Ltd	4,217
18,112		Cayman Engley Industrial Co Ltd	86
70,078		Ceat Ltd	1,103
383,000	e	Chaowei Power Holdings Ltd	168
1,686,251		Cheng Shin Rubber Industry Co Ltd	2,651
5,218,000	*	China First Capital Group Ltd	2,800
1,432,000		China Motor Corp	1,203
867,600		Chongqing Changan Automobile Co Ltd	701
211,836		Cie Automotive S.A.	6,610
310,064		Compagnie Plastic-Omnium S.A.	11,691
123,994		Continental AG.	21,543
68,325		Cooper Tire & Rubber Co	1,934
41,267	*	Cooper-Standard Holding, Inc	4,951
40,155		Cub Elecparts, Inc	299
35,600		Daido Metal Co Ltd	294
26,100		Daikyonishikawa Corp	302
2,321,643		Daimler AG. (Registered)	146,315
980,653		Dana Holding Corp	18,309
1,060,326		Delphi Automotive plc	88,961
160,915		Delphi Technologies plc	5,046
384,718		Denso Corp	20,324
63,000		Depo Auto Parts Ind Co Ltd	152
268,887	g	Dometic Group AB	2,352
1,341		Dong Ah Tire & Rubber Co Ltd	42
2,677,787		Dongfeng Motor Group Co Ltd	2,759
36,056	*	Dorman Products, Inc	2,773
5,862,500		Drb-Hicom BHD	3,073
131,900		Eagle Industry Co Ltd	1,718
21,713		EDAG Engineering Group AG.	433
18,483		ElringKlinger AG.	205
33,180	g	Endurance Technologies Ltd	607
26,685	*	Esmo Corp	212
153,782		Exedy Corp	5,097
330,180		Exide Industries Ltd	1,210
390,984		Faurecia	23,514
26,200		FCC Co Ltd	788
34,996		Ferrari NV	4,807
639,514	*	Fiat DaimlerChrysler Automobiles NV	11,184
13,030,756		Ford Motor Co	120,534
64,292		Ford Otomotiv Sanayi AS	700
93,158	*	Fox Factory Holding Corp	6,526
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

266,706		Fuji Heavy Industries Ltd	$8,176
46,097		Futaba Industrial Co Ltd	338
7,600	*	Fuyao Glass Industry Group Co Ltd	28
602,400	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	2,183
13,669,202		Geely Automobile Holdings Ltd	27,222
85,268,000	*,†,e,m	General Motors Co	0
4,230,271	*,†,m	General Motors Co	0
35,983,677	*,†,m	General Motors Co	0
24,057,000	*,†,m	General Motors Co	0
18,507,434	*,†,m	General Motors Co	0
40,684,487	*,†,e,m	General Motors Co	0
6,062,000	*,†,m	General Motors Co	0
722,689	*,†,e,m	General Motors Co	0
1,460,267		General Motors Co	49,167
7,950,000	*,†,m	General Motors Co	0
26,439,191	*,†,m	General Motors Co	0
779,549		Gentex Corp	16,729
49,471	*	Gentherm, Inc	2,248
270,395	g	Gestamp Automocion S.A.	2,043
3,496		Global & Yuasa Battery Co Ltd	118
24,000		Global PMX Co Ltd	66
454,762		Goodyear Tire & Rubber Co	10,637
783		Grammer AG.	44
2,881,989	e	Great Wall Motor Co Ltd	1,832
143,500		G-Tekt Corp	2,374
8,860,585		Guangzhou Automobile Group Co Ltd	9,790
312,307		GUD Holdings Ltd	3,263
5,287		Halla Holdings Corp	193
5,717		Hanil E-Hwa Co Ltd	30
76,448		Hankook Tire Co Ltd	3,451
195,909		Hanon Systems	2,234
86,944		Harley-Davidson, Inc	3,939
95,117		Hero Honda Motors Ltd	3,849
41,000		Hiroca Holdings Ltd	114
1,657,934		Honda Motor Co Ltd	49,931
134,990		Hota Industrial Manufacturing Co Ltd	584
46,199		Hu Lane Associate, Inc	143
72,639		Hyundai Mobis	14,931
173,841		Hyundai Motor Co	20,292
52,360		Hyundai Motor Co Ltd (2nd Preference)	3,999
24,552		Hyundai Motor Co Ltd (Preference)	1,733
11,727	e	Hyundai Wia Corp	448
19,000		Ichikoh Industries Ltd	167
23,860		Indus Motor Co Ltd	269
468,471		Isuzu Motors Ltd	7,385
414,504		JK Tyre & Industries Ltd	556
143,500		Kasai Kogyo Co Ltd	1,500
75,489		Kayaba Industry Co Ltd	3,383
338,600		Keihin Corp	7,007
380,455		Kenda Rubber Industrial Co Ltd	380
311,496		Kia Motors Corp	9,853
35,036		Koito Manufacturing Co Ltd	2,301
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

601,202	*	Kongsberg Automotive ASA	$671
58,820	*,e	Kumho Tire Co, Inc	281
104,000		Launch Tech Co Ltd	110
33,005		LCI Industries, Inc	2,733
276,529		Lear Corp	40,097
22,747		Leoni AG.	935
28,569		Linamar Corp	1,316
33,000		Macauto Industrial Co Ltd	91
628,093		Magna International, Inc	32,994
1,213,587		Mahindra & Mahindra Ltd	14,417
48,350	*	Mahindra CIE Automotive Ltd	177
237,800		Mahle-Metal Leve S.A. Industria e Comercio	1,428
21,356		Mando Corp	664
264,162		Martinrea International, Inc	2,698
112,648		Maruti Suzuki India Ltd	11,421
590,931	e	Mazda Motor Corp	7,103
319,940		Metair Investments Ltd	338
21,734		MGI Coutier	458
415,842		Michelin (C.G.D.E.) (Class B)	49,633
37,302		Minda Industries Ltd	182
525,681		Minth Group Ltd	2,163
20,600	e	Mitsuba Corp	192
463,668	e	Mitsubishi Motors Corp	3,276
704,905	*	Modine Manufacturing Co	10,503
484,184	*	Motherson Sumi Systems Ltd	1,716
25,026	*,e	Motorcar Parts of America, Inc	587
63,200		Musashi Seimitsu Industry Co Ltd	1,030
305,949		Nan Kang Rubber Tire Co Ltd	259
10,044		Nexen Corp	57
19,219		Nexen Tire Corp	166
1,013,000		Nexteer Automotive Group Ltd	1,604
834,623	e	NGK Spark Plug Co Ltd	24,329
172,400		NHK Spring Co Ltd	1,793
161,202	e	Nifco, Inc	4,334
179,200		Nippon Seiki Co Ltd	3,397
3,537,481	e	Nissan Motor Co Ltd	33,102
41,341		Nissan Shatai Co Ltd	373
135,600		Nissin Kogyo Co Ltd	2,283
66,839	e	NOK Corp	1,147
195,869		Nokian Renkaat Oyj	8,017
308,400		Pacific Industrial Co Ltd	5,111
2,148,752		Peugeot S.A.	57,964
98,307		Piaggio & C S.p.A.	224
18,200	e	Piolax Inc	404
365,944	*,g	Pirelli & C S.p.A	3,066
10,259	e	POLYTEC Holding AG.	131
317,313		Porsche AG.	21,361
77,100		Press Kogyo Co Ltd	407
32,347,107		PT Astra International Tbk	15,937
7,888,000		Qingling Motors Co Ltd	2,177
189,400	e	Rassini SAB de C.V.	724
786,030		Renault S.A.	67,993
5,400		Riken Corp	301
38,882		S&T Daewoo Co Ltd	1,057
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,625		SAF-Holland S.A.	$447
45,500		SAIC Motor Corp Ltd	220
14,900		Sanden Corp	205
361,920		Sanyang Industry Co Ltd	243
397,786		Schaeffler AG.	5,074
18,090	*	Shiloh Industries, Inc	199
8,300	e	Shoei Co Ltd	358
336,600		Showa Corp	5,172
68,916		SL Corp	1,307
303,449	*,e	Sogefi S.p.A.	686
137,260		Spartan Motors, Inc	2,025
447,680		Sri Trang Agro-Industry PCL (Foreign)	227
22,347	*	Ssangyong Motor Co	92
28,443		Standard Motor Products, Inc	1,400
271,542		Stanley Electric Co Ltd	9,283
286,120	*	Stoneridge, Inc	8,503
622,700		Sumitomo Electric Industries Ltd	9,771
179,840		Sumitomo Rubber Industries, Inc	2,701
131,205		Sundram Fasteners Ltd	1,052
2,239		Sungwoo Hitech Co Ltd	9
46,339		Superior Industries International, Inc	790
19,419		Suprajit Engineering Ltd	64
222,171		Suzuki Motor Corp	12,733
150,000	e	T RAD Co Ltd	4,120
104,500		Tachi-S Co Ltd	1,564
20,500		Taiho Kogyo Co Ltd	241
1,710,245	*	Tata Motors Ltd	5,280
13,500		Teikoku Piston Ring Co Ltd	357
68,831		Tenneco, Inc	2,901
125,990	*,e,n	Tesla, Inc	33,358
20,350		Thal Ltd	72
11,341		Thor Industries, Inc	949
5,906,000		Tianneng Power International Ltd	5,221
100,486		Tofas Turk Otomobil Fabrik	355
327,863		Tokai Rika Co Ltd	6,931
21,700	e	Tokai Rubber Industries, Inc	219
880,699		Tong Yang Industry Co Ltd	1,217
130,100		Topre Corp	3,290
27,008		Tower International, Inc	817
64,500	e	Toyo Tire & Rubber Co Ltd	1,163
46,815	e	Toyoda Gosei Co Ltd	1,156
49,700		Toyota Boshoku Corp	929
59,605		Toyota Industries Corp	3,528
4,879,689		Toyota Motor Corp	304,018
218,400		TS Tech Co Ltd	7,534
97,469		Tube Investments of India Ltd	396
41,089		Tung Thih Electronic Co Ltd	108
37,200		Tupy S.A.	187
40,000		TYC Brother Industrial Co Ltd	37
436,341		UMW Holdings BHD	529
37,000		Unipres Corp	719
41,986		Valeo S.A.	1,818
291	*,e	Veoneer, Inc	16
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,194	*	Visteon Corp	$854
89,036		Volkswagen AG.	15,481
158,038		Volkswagen AG. (Preference)	27,753
6,823		WABCO India Ltd	649
41,744		Winnebago Industries, Inc	1,384
241,000	e	Xin Point Holdings Ltd	94
4,058,247		Xingda International Holdings Ltd	1,178
1,974,785		Xinyi Glass Holdings Co Ltd	2,490
2,440,000	e,g	Yadea Group Holdings Ltd	845
134,862		Yamaha Motor Co Ltd	3,782
42,300		Yokohama Rubber Co Ltd	912
153,700		Yorozu Corp	2,376
551,000		Yulon Motor Co Ltd	391
		TOTAL AUTOMOBILES & COMPONENTS	1,944,634

BANKS - 8.0%
9,469	e	1st Constitution Bancorp	196
20,604		1st Source Corp	1,084
282,206		77 Bank Ltd	6,707
37,014		Aareal Bank AG.	1,543
543,089	g	ABN AMRO Group NV (ADR)	14,791
1,836,378		Absa Group Ltd	19,695
3,236,845	*	Abu Dhabi Commercial Bank PJSC	7,009
21,000		Access National Corp	569
9,636		ACNB Corp	358
79,394,649		Agricultural Bank of China	38,937
1,124,900		Agricultural Bank of China Ltd	636
2,436,510		AIB Group plc	12,453
4,900		Aichi Bank Ltd	219
1,855,405		Akbank TAS	2,125
8,900		Akita Bank Ltd	235
295,362		Albaraka Turk Katilim Bankasi AS	74
136,590	*	Alior Bank S.A.	2,331
165,032	*	Allahabad Bank	81
16,681	*	Allegiance Bancshares, Inc	696
1,020,056		Alliance Financial Group BHD	1,030
1,600,530	*	Alpha Bank AE	2,303
315,270	*,†,m	Amagerbanken AS	0
15,714	*	Amalgamated Bank	303
11,315		American National Bankshares, Inc	441
56,717		Ameris Bancorp	2,592
11,926	*,e	Ames National Corp	325
473,336	*	Amlak Finance PJSC	79
1,617,938		AMMB Holdings BHD	1,614
11,100	e	Aomori Bank Ltd	336
175,694		Aozora Bank Ltd	6,275
16,902		Arrow Financial Corp	625
14,600	*,e	Aruhi Corp	303
2,140,160		Ashikaga Holdings Co Ltd	7,405
1,041,585		Associated Banc-Corp	27,081
58,421	*	Atlantic Capital Bancshares, Inc	979
3,519		Auburn National Bancorporation, Inc	135
3,529,328		Australia & New Zealand Banking Group Ltd	71,845
16,421	*,m	Australis Capital, Inc	29
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,544		Awa Bank Ltd	$669
1,911,473	*	Axis Bank Ltd	16,179
79,992	*	Axos Financial, Inc	2,751
55,933	e	Banc of California, Inc	1,057
17,755,271		Banca Intesa S.p.A.	45,239
575,327	*,e	Banca Monte dei Paschi di Siena S.p.A	1,494
3,174,933	e	Banca Popolare dell’Emilia Romagna Scrl	14,644
934,757		Banca Popolare di Sondrio SCARL	3,556
38,748		Bancfirst Corp	2,323
673,768	e	Banche Popolari Unite Scpa	2,696
557,762		Banco ABC Brasil S.A.	1,928
21,492	*	Banco ABC Brasil S.A. (ADR)	73
2,249,436		Banco Bilbao Vizcaya Argentaria S.A.	14,262
989,169	*,e	Banco BPM S.p.A	2,429
1,040,270		Banco Bradesco S.A.	6,633
4,454,072		Banco Bradesco S.A. (Preference)	31,620
5,950,898	*	Banco Comercial Portugues S.A.	1,762
24,425,226		Banco de Chile	3,719
43,770		Banco de Credito e Inversiones	2,960
1,831,853		Banco de Oro Universal Bank	4,062
1,070,301		Banco de Sabadell S.A.	1,655
702,700	g	Banco del Bajio S.A.	1,734
2,675,732		Banco do Brasil S.A.	19,512
1,339,300		Banco do Estado do Rio Grande do Sul	4,968
16,063,377	*,†,m	Banco Espirito Santo S.A.	187
4,720,565		Banco Itau Holding Financeira S.A.	51,583
1,508,148		Banco Santander Brasil S.A.	13,335
65,301,824		Banco Santander Chile S.A.	5,224
1,753,669		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	2,731
19,046,434		Banco Santander S.A.	95,359
239,738		BanColombia S.A.	2,581
846,524		BanColombia S.A. (Preference)	8,943
125,216		BancorpSouth Bank	4,095
175,400		Bangkok Bank PCL (ADR)	1,139
1,388,500		Bangkok Bank PCL (Foreign)	9,361
435,600		Bank Alfalah Ltd	174
10,896		Bank Handlowy w Warszawie S.A.	228
381,906		Bank Hapoalim Ltd	2,797
1,344,551		Bank Leumi Le-Israel	8,861
524,790	*	Bank Millennium S.A.	1,317
29,223,815		Bank of America Corp	860,934
161,400		Bank of Beijing Co Ltd	143
27,500		Bank of China Ltd	15
165,114,972		Bank of China Ltd (Hong Kong)	72,955
20,232		Bank of Commerce Holdings	247
612,400		Bank of Communications Co Ltd	520
22,232,946		Bank of Communications Co Ltd (Hong Kong)	16,648
1,686,779		Bank of East Asia Ltd	6,277
62,004		Bank of Georgia Group plc	1,383
22,112		Bank of Hawaii Corp	1,745
9,539,928		Bank of Ireland Group plc	72,951
10,200	e	Bank of Iwate Ltd	445
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,200		Bank of Jiangsu Co Ltd	$27
326,655		Bank of Kaohsiung	101
450,184	e	Bank of Kyoto Ltd	23,498
9,253		Bank of Marin Bancorp	776
780,658		Bank of Montreal	64,392
7,099	e	Bank of Nagoya Ltd	239
142,800		Bank of Nanjing Co Ltd	159
107,900		Bank of Ningbo Co Ltd	279
1,332,170		Bank of Nova Scotia	79,405
507,365		Bank of NT Butterfield & Son Ltd	26,312
42,900		Bank of Okinawa Ltd	1,518
7,472	*	Bank of Princeton	228
404,961		Bank of Queensland Ltd	3,224
8,454		Bank of Saga Ltd	174
81,060		Bank of Shanghai Co Ltd	144
1,360,238		Bank of the Philippine Islands	2,097
129,600	e	Bank of the Ryukyus Ltd	1,582
208,306		Bank OZK	7,907
163,728		Bank Pekao S.A.	4,712
54,641,557		Bank Rakyat Indonesia	11,547
31,227		Bank Zachodni WBK S.A.	3,176
56,305		BankFinancial Corp	898
377,786		Bankia S.A.	1,475
403,345		Bankinter S.A.	3,705
160,419		BankUnited	5,679
8,216		Bankwell Financial Group, Inc	258
70,995		Banner Corp	4,414
1,962		Banque Cantonale Vaudoise	1,454
27,161		Bar Harbor Bankshares	780
4,937,065		Barclays plc	10,951
251,660	g	BAWAG Group AG.	11,681
14,985	*	Baycom Corp	400
739,582		BB&T Corp	35,899
272,020	e	BBVA Banco Frances S.A. (ADR)	3,174
17,674		BCB Bancorp, Inc	245
238,945		Bendigo Bank Ltd	1,856
328,399		Beneficial Bancorp, Inc	5,550
97,717		Berkshire Hills Bancorp, Inc	3,977
76,916		Blue Hills Bancorp, Inc	1,854
1,226,620		BNP Paribas	75,114
5,037,932		BOC Hong Kong Holdings Ltd	23,912
23,632		BOK Financial Corp	2,299
148,768		Boston Private Financial Holdings, Inc	2,031
13,243		BRE Bank S.A.	1,608
26,213		Bridge Bancorp, Inc	870
19,006	*,e	Bridgewater Bancshares, Inc	247
103,176		Brookline Bancorp, Inc	1,723
26,535		Bryn Mawr Bank Corp	1,244
793,675		BS Financial Group, Inc	6,152
11,272	*	BSB Bancorp, Inc	367
8,504,609		Bumiputra-Commerce Holdings BHD	12,347
13,872	e	Business First Bancshares, Inc	368
20,211	*	Byline Bancorp, Inc	459
4,550		C&F Financial Corp	267
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

290,208		Cadence BanCorp	$7,580
8,622,551		CaixaBank S.A.	39,215
4,786		Cambridge Bancorp	431
20,000		Camden National Corp	869
23,578		Can Fin Homes Ltd	77
530,664	e	Canadian Imperial Bank of Commerce	49,724
57,834		Canadian Western Bank	1,527
170,791		Canara Bank	521
15,850		Capital City Bank Group, Inc	370
44,253		Capitec Bank Holdings Ltd	3,201
169,029		Capitol Federal Financial	2,153
10,609		Capstar Financial Holdings, Inc	177
26,497		Carolina Financial Corp	999
422,506		Cathay General Bancorp	17,509
6,690	e	CB Financial Services, Inc	206
24,555	e	CBTX, Inc	873
411,755		Centerstate Banks of Florida, Inc	11,550
297,291		Central Pacific Financial Corp	7,857
15,375		Central Valley Community Bancorp	332
4,051		Century Bancorp, Inc	293
8,287,440		Chang Hwa Commercial Bank	5,129
260,230	g	Charter Court Financial Services Group plc	1,136
96,188		Chemical Financial Corp	5,136
4,414	e	Chemung Financial Corp	187
1,096,232		Chiba Bank Ltd	7,487
31,000		Chiba Kogyo Bank Ltd	139
31,485,481		China Citic Bank	20,106
28,700		China CITIC Bank Corp Ltd	25
152,046,359		China Construction Bank	132,904
212,600		China Construction Bank Corp	224
18,017,577		China Development Financial Holding Corp	6,723
22,200		China Everbright Bank Co Ltd	13
3,353,685		China Everbright Bank Co Ltd (Hong Kong)	1,485
5,130,896		China Merchants Bank Co Ltd	20,747
198,700		China Merchants Bank Co Ltd (Class A)	887
196,800		China Minsheng Banking Corp Ltd	181
7,243,071	e	China Minsheng Banking Corp Ltd (Hong Kong)	5,371
18,503,781		Chinatrust Financial Holding Co	13,932
197,000	e	Chong Hing Bank Ltd	355
11,513,584		Chongqing Rural Commercial Bank	6,283
586,500		Chugoku Bank Ltd	5,972
5,200		Chukyo Bank Ltd	105
234,571		CIT Group, Inc	12,106
9,497,139	n	Citigroup, Inc	681,325
16,604		Citizens & Northern Corp	434
4,405,011		Citizens Financial Group, Inc	169,901
20,036		City Holding Co	1,539
400,027		City Union Bank Ltd	981
18,921		Civista Bancshares, Inc	456
20,534		CNB Financial Corp	593
9,317	*	Coastal Financial Corp	158
51,843		CoBiz, Inc	1,148
12,231		Codorus Valley Bancorp, Inc	382
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,502	*,e	Collector AB	$128
98,607		Columbia Banking System, Inc	3,823
66,594	*,e	Columbia Financial, Inc	1,112
16,983		Comdirect Bank AG.	218
2,348,106		Comerica, Inc	211,799
46,198		Commerce Bancshares, Inc	3,050
13,928		Commerce Union Bancshares, Inc	356
420,831	*	Commercial Bank of Qatar QSC	4,681
1,385,066		Commercial International Bank	6,416
532,630	*	Commerzbank AG.	5,534
1,305,426		Commonwealth Bank of Australia	67,378
66,423		Community Bank System, Inc	4,056
34,187	*	Community Bankers Trust Corp	301
6,087		Community Financial Corp	203
20,929		Community Trust Bancorp, Inc	970
2,234,329		Concordia Financial Group Ltd	10,952
136,776		ConnectOne Bancorp, Inc	3,248
288,023,308		Corpbanca S.A.	2,966
8,148		County Bancorp, Inc	205
96,841		Credicorp Ltd (NY)	21,603
4,923,654		Credit Agricole S.A.	70,777
52,634		Credito Emiliano S.p.A.	345
4,566,399	*	Credito Valtellinese S.p.A	571
24,107		Cullen/Frost Bankers, Inc	2,518
103,428	*	Customers Bancorp, Inc	2,434
179,985		CVB Financial Corp	4,017
578,734	e	CYBG plc	2,443
5,646,074	*,†,m	Cyprus Popular Bank Public Co Ltd	66
1,270,027		Dah Sing Banking Group Ltd	2,550
422,708		Dah Sing Financial Holdings Ltd	2,704
15,500	m	Daishi Bank Ltd	686
602,852		Danske Bank AS	15,802
1,428,119		DBS Group Holdings Ltd	27,244
670,067	g	Deutsche Pfandbriefbank AG.	10,017
100,797		Development Credit Bank Ltd	206
157,710		Dewan Housing Finance Corp Ltd	598
178,986		DGB Financial Group Co Ltd	1,637
41,826		Dime Community Bancshares	747
951,863		DNB NOR Holding ASA	20,031
367,274	*	Doha Bank QSC	2,118
5,508,189	*	Dubai Islamic Bank PJSC	8,068
10,194,276		E.Sun Financial Holding Co Ltd	7,527
136,070	*	Eagle Bancorp, Inc	6,885
450,339		East West Bancorp, Inc	27,187
424,100		EastWest Banking Corp	99
39,200		Ehime Bank Ltd	431
8,000		Eighteenth Bank Ltd	272
9,288	*	Entegra Financial Corp	247
13,217		Enterprise Bancorp, Inc	455
63,960		Enterprise Financial Services Corp	3,393
13,616		Equitable Group, Inc	726
17,192	*	Equity Bancshares, Inc	675
952,466		Erste Bank der Oesterreichischen Sparkassen AG.	39,543
8,749	*	Esquire Financial Holdings, Inc	218
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,409		ESSA Bancorp, Inc	$218
711,927	*	Essent Group Ltd	31,503
2,037,907	*	Eurobank Ergasias S.A.	1,539
6,512		Evans Bancorp, Inc	306
2,196,015		Far Eastern International Bank	777
12,626	e	Farmers & Merchants Bancorp, Inc	538
45,325		Farmers National Banc Corp	693
21,991		FB Financial Corp	862
300,007	*	FCB Financial Holdings, Inc	14,220
48,942		Federal Agricultural Mortgage Corp (Class C)	3,533
910,644		Federal Bank Ltd	889
4,098	e	Fidelity D&D Bancorp, Inc	283
27,936		Fidelity Southern Corp	692
1,242,148		Fifth Third Bancorp	34,681
37,646		Financial Institutions, Inc	1,182
353,283		FinecoBank Banca Fineco S.p.A	4,711
66,659		First Bancorp (NC)	2,700
1,721,424	*	First Bancorp (Puerto Rico)	15,665
14,208		First Bancorp, Inc	412
19,233		First Bancshares, Inc	751
19,508		First Bank	257
201,400		First Busey Corp	6,253
12,385		First Business Financial Services, Inc	287
8,604		First Choice Bancorp	233
3,884		First Citizens Bancshares, Inc (Class A)	1,757
130,824		First Commonwealth Financial Corp	2,111
22,920		First Community Bancshares, Inc	777
9,424		First Community Corp	228
20,234		First Connecticut Bancorp	598
42,367		First Defiance Financial Corp	1,276
128,840		First Financial Bancorp	3,827
87,563	e	First Financial Bankshares, Inc	5,175
21,672		First Financial Corp	1,088
10,459,433		First Financial Holding Co Ltd	7,123
11,460		First Financial Northwest, Inc	190
81,532	*	First Foundation, Inc	1,274
7,015	e	First Guaranty Bancshares, Inc	180
462,462		First Hawaiian, Inc	12,560
599,068		First Horizon National Corp	10,340
187,003		First International Bank Of Israel Ltd	4,220
17,202		First Internet Bancorp	524
86,856		First Interstate Bancsystem, Inc	3,891
174,333		First Merchants Corp	7,843
19,019		First Mid-Illinois Bancshares, Inc	767
135,763		First Midwest Bancorp, Inc	3,610
11,707		First National Financial Corp	264
14,480	*	First Northwest Bancorp	223
61,972		First of Long Island Corp	1,348
95,593		First Republic Bank	9,177
2,721		First Savings Financial Group, Inc	186
10,239		First United Corp	192
227,948	*	Flagstar Bancorp, Inc	7,174
42,792		Flushing Financial Corp	1,044
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

584,304		FNB Corp	$7,432
18,241	*	Franklin Financial Network, Inc	713
4,575	e	FS Bancorp, Inc	255
850,723		Fukuoka Financial Group, Inc	23,395
345,808		Fulton Financial Corp	5,758
2,475,000	*,g	Funding Circle Holdings plc	14,194
207,806	e	Genworth MI Canada, Inc	6,852
151,063	e	Genworth Mortgage Insurance Australia Ltd	269
28,373		German American Bancorp, Inc	1,001
369,271	*	Get Bank S.A.	57
114,621		Glacier Bancorp, Inc	4,939
17,056		Great Southern Bancorp, Inc	944
233,805		Great Western Bancorp, Inc	9,864
178,122		Green Bancorp, Inc	3,936
4,883	e	Greene County Bancorp, Inc	157
198,132		Gruh Finance Ltd	832
3,977,941		Grupo Aval Acciones y Valores	1,564
3,334,669		Grupo Financiero Banorte S.A. de C.V.	24,109
54,000	e	Grupo Financiero Galicia S.A. (ADR) (Class B)	1,373
2,070,265	e	Grupo Financiero Inbursa S.A.	3,248
400,000	e	Grupo Supervielle S.A. (ADR)	3,068
41,922		Guaranty Bancorp	1,245
10,200		Guaranty Bancshares, Inc	308
487,483		Gunma Bank Ltd	2,509
384,000		Habib Bank Ltd	468
275,700		Hachijuni Bank Ltd	1,264
359,085		Hana Financial Group, Inc	14,418
467,794		Hancock Holding Co	22,244
996,173		Hang Seng Bank Ltd	27,030
138,227		Hanmi Financial Corp	3,442
25,049	*	HarborOne Bancorp, Inc	479
40,511		HDFC Bank Ltd	1,119
39,273		Heartland Financial USA, Inc	2,280
175,499		Heritage Commerce Corp	2,618
48,834		Heritage Financial Corp	1,717
307,089		Hilltop Holdings, Inc	6,194
1,788		Hingham Institution for Savings	393
179,700		Hiroshima Bank Ltd	1,216
13,400	e	Hokkoku Bank Ltd	518
16,100	m	Hokuetsu Bank Ltd	349
84,300		Hokuhoku Financial Group, Inc	1,185
10,145		Home Bancorp, Inc	441
465,241		Home Bancshares, Inc	10,189
38,139	*,e	Home Capital Group, Inc	443
34,294	*	HomeStreet, Inc	909
54,093	*	HomeTrust Bancshares, Inc	1,577
674,096		Hong Leong Bank BHD	3,352
249,056		Hong Leong Credit BHD	1,161
164,432		Hope Bancorp, Inc	2,659
115,413		Horizon Bancorp	2,279
2,018,026		Housing Development Finance Corp	48,848
16,213	*	Howard Bancorp, Inc	287
12,757,796		HSBC Holdings plc	111,317
8,159,303		Hua Nan Financial Holdings Co Ltd	4,942
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

152,800		Huaxia Bank Co Ltd	$181
9,776,694		Huntington Bancshares, Inc	145,868
147,692		Hyakugo Bank Ltd	597
17,200		Hyakujushi Bank Ltd	507
198,483		IBERIABANK Corp	16,147
4,082,495		ICICI Bank Ltd	17,232
469,360		ICICI Bank Ltd (ADR)	3,985
872,396		IDFC Bank Ltd	437
9,763	*,e	Impac Mortgage Holdings, Inc	73
46,827		Independent Bank Corp (MA)	3,868
79,053		Independent Bank Corp (MI)	1,870
70,825		Independent Bank Group, Inc	4,696
72,595		Indian Bank	228
100,183,706		Industrial & Commercial Bank of China	73,143
42,200		Industrial & Commercial Bank of China Ltd	35
135,440		Industrial Bank Co Ltd	314
246,308		Industrial Bank of Korea	3,385
13,828,921		ING Groep NV	179,487
79,424		International Bancshares Corp	3,574
11,407	e	Investar Holding Corp	306
6,659,885		Investimentos Itau S.A. - PR	16,656
833,740		Investors Bancorp, Inc	10,230
541,290	*,†,m	Irish Bank Resolution Corp Ltd	0
3,952,546		Israel Discount Bank Ltd	13,160
174,300		Iyo Bank Ltd	1,089
145,900	*	Jammu & Kashmir Bank Ltd	83
409,674		Japan Post Bank Co Ltd	4,841
408,638		JB Financial Group Co Ltd	2,221
96,200		Jimoto Holdings Inc	158
12,397,749		JPMorgan Chase & Co	1,398,962
16,455		Juroku Bank Ltd	419
46,421		Jyske Bank	2,248
268,740	*	Kansai Mirai Financial Group, Inc	2,520
765,022		Karnataka Bank Ltd	1,027
560,411		Karur Vysya Bank Ltd	601
200,000		Kasikornbank PCL - NVDR	1,336
1,872,397		Kasikornbank PCL (Foreign)	12,620
774,333		KB Financial Group, Inc	37,713
218,442		KBC Groep NV	16,243
369,878		Kearny Financial Corp	5,123
376,500		Keiyo Bank Ltd	3,169
1,102,191		Keycorp	21,923
279,632		Kiatnakin Bank PCL (Foreign)	651
566,000		King’s Town Bank	569
47,800		Kiyo Bank Ltd	766
10,405		KJB Financial Group Co Ltd	105
81,453		Komercni Banka AS	3,333
9,689,324		Krung Thai Bank PCL (Foreign)	6,052
220,600		Kyushu Financial Group, Inc	1,048
99,255		Lakeland Bancorp, Inc	1,792
99,352		Lakeland Financial Corp	4,618
31,167	e	Laurentian Bank of Canada	1,028
11,734		LCNB Corp	219
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

257,973		LegacyTexas Financial Group, Inc	$10,990
10,492	*,e	LendingTree, Inc	2,414
2,039	e	Level One Bancorp, Inc	57
1,210,150	*	Liberbank S.A.	673
921,072		LIC Housing Finance Ltd	5,308
32,989		Live Oak Bancshares, Inc	884
128,174,435		Lloyds TSB Group plc	98,577
22,966		Luther Burbank Corp	250
448,614		M&T Bank Corp	73,815
44,834		Macatawa Bank Corp	525
3,594,388		Malayan Banking BHD	8,501
1,067,101		Malaysia Building Society	260
8,400	*	Malvern Bancorp, Inc	201
389,904	*	Masraf Al Rayan	4,016
234,285		MB Financial, Inc	10,803
23,849		MBT Financial Corp	269
315,900		MCB Bank Ltd	512
6,680,786		Mediobanca S.p.A.	66,486
11,852,734		Mega Financial Holding Co Ltd	10,671
47,511		Mercantile Bank Corp	1,585
19,723		Merchants Bancorp	501
255,814		Meridian Bancorp, Inc	4,349
29,990		Meta Financial Group, Inc	2,479
57,097	*,e	Metro Bank plc	2,210
4,899,764		Metropolitan Bank & Trust	6,078
8,040	*	Metropolitan Bank Holding Corp	331
485,244	*	MGIC Investment Corp	6,459
5,194	e	Mid Penn Bancorp, Inc	151
3,774	e	Middlefield Banc Corp	178
28,522		Midland States Bancorp, Inc	916
21,090	e	Midsouth Bancorp, Inc	325
14,331		MidWestOne Financial Group, Inc	477
25,271,913		Mitsubishi UFJ Financial Group, Inc	157,007
258,155		Mitsui Trust Holdings, Inc	10,622
10,800		Miyazaki Bank Ltd	316
43,918		Mizrahi Tefahot Bank Ltd	769
13,439,458		Mizuho Financial Group, Inc	23,422
3,249,327	g	Moneta Money Bank AS	11,956
20,368		Musashino Bank Ltd	588
9,153		MutualFirst Financial, Inc	337
12,619		MVB Financial Corp	227
131,292		Nanto Bank Ltd	3,330
1,889,292		National Australia Bank Ltd	37,929
256,321		National Bank Holdings Corp	9,650
3,180,306		National Bank of Abu Dhabi PJSC	12,410
569,843	e	National Bank of Canada	28,460
612,109	*	National Bank of Greece S.A.	1,244
314,500		National Bank Of Pakistan	132
9,437	e	National Bankshares, Inc	429
23,883	*	National Commerce Corp	986
56,986		NBT Bancorp, Inc	2,187
305,874		Nedbank Group Ltd	5,722
323,027		New York Community Bancorp, Inc	3,350
18,166	*	Nicolet Bankshares, Inc	990
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,260		Nishi-Nippon Financial Holdings, Inc	$1,171
96,177	*	NMI Holdings, Inc	2,178
1,065,272		Nordea Bank AB	11,591
198,900		North Pacific Bank Ltd	674
10,319		Northeast Bancorp	224
59,843		Northfield Bancorp, Inc	953
9,566		Northrim BanCorp, Inc	397
126,937		Northwest Bancshares, Inc	2,199
78,457	*	Norwegian Finans Holding ASA	959
8,010	e	Norwood Financial Corp	314
10,020		Oak Valley Bancorp	197
746,000		O-Bank Co Ltd	202
158,387		OceanFirst Financial Corp	4,311
1,819	e	Oconee Federal Financial Corp	49
367	*	Ocwen Financial Corp	1
216,546	e	OFG Bancorp	3,497
109,600		Ogaki Kyoritsu Bank Ltd	2,806
5,277	e	Ohio Valley Banc Corp	193
33,300		Oita Bank Ltd	1,212
20,171		Old Line Bancshares, Inc	638
204,334		Old National Bancorp	3,944
55,090		Old Second Bancorp, Inc	851
1,252,885		OneSavings Bank plc	6,631
15,852	*	OP Bancorp	184
27,957		Opus Bank	766
40,225		Origin Bancorp, Inc	1,514
54,250		Oritani Financial Corp	844
10,531		Orrstown Financial Services, Inc	251
370,063		OTP Bank	13,714
3,253,725		Oversea-Chinese Banking Corp	27,226
16,411		Pacific City Financial Corp	317
23,610	*	Pacific Mercantile Bancorp	221
61,651	*	Pacific Premier Bancorp, Inc	2,293
332,553		PacWest Bancorp	15,846
631,388		Paragon Group of Cos plc	3,938
18,146		Park National Corp	1,915
8,416		Parke Bancorp, Inc	189
26,580		PCSB Financial Corp	541
13,480	*,e	PDL Community Bancorp	204
75,048		Peapack Gladstone Financial Corp	2,318
6,581		Penns Woods Bancorp, Inc	286
26,374		PennyMac Financial Services, Inc	551
7,484	e	Peoples Bancorp of North Carolina, Inc	216
49,062		Peoples Bancorp, Inc	1,719
10,572	e	Peoples Financial Services Corp	448
215,782		People’s United Financial, Inc	3,694
20,874		People’s Utah Bancorp	709
4,065,840	*,e	Permanent TSB Group Holdings plc	10,089
321,530	*	PHH Corp	3,534
3,000,000	*	Philippine National Bank	2,387
173,200		Ping An Bank Co Ltd	278
148,213		Pinnacle Financial Partners, Inc	8,915
308,953	*	Piraeus Bank S.A.	674
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,851,875		PNC Financial Services Group, Inc	$252,207
289,930		Popular, Inc	14,859
3,396,000	g	Postal Savings Bank of China Co Ltd	2,134
1,132,579		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,157
50,615		Preferred Bank	2,961
15,871		Premier Financial Bancorp, Inc	293
122,567		Prosperity Bancshares, Inc	8,500
5,792	*	Provident Bancorp, Inc	168
182,152		Provident Financial Services, Inc	4,472
13,416		Prudential Bancorp, Inc	232
63,661,300		PT Bank Bukopin Tbk	1,529
13,252,674		PT Bank Central Asia Tbk	21,466
2,754,407		PT Bank Danamon Indonesia Tbk	1,331
1,637,400		PT Bank Jabar Banten Tbk	223
38,032,679		PT Bank Mandiri Persero Tbk	17,138
8,364,719		PT Bank Negara Indonesia	4,154
44,500,000	*	PT Bank Pan Indonesia Tbk	2,925
24,306,900		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,060
3,012,300		PT Bank Tabungan Negara Tbk	531
3,249,884		Public Bank BHD	19,628
104,992	*	Qatar First Bank	144
195,799	*	Qatar Islamic Bank SAQ	7,542
474,283	*	Qatar National Bank	23,130
76,683		QCR Holdings, Inc	3,133
911,043		Radian Group, Inc	18,831
79,605		Raiffeisen International Bank Holding AG.	2,291
19,733		RBB Bancorp	483
64,538	g	RBL Bank Ltd	456
987,800		Regional SAB de C.V.	6,217
1,488,375		Regions Financial Corp	27,312
64,518		Renasant Corp	2,659
13,169		Republic Bancorp, Inc (Class A)	607
54,775	*,e	Republic First Bancorp, Inc	392
5,099,755		Resona Holdings, Inc	28,632
1,079,577		RHB Capital BHD	1,408
28,274		Riverview Bancorp, Inc	250
5,200	*,†,m	Roskilde Bank	0
1,878,201		Royal Bank of Canada	150,559
2,680,305	*	Royal Bank of Scotland Group plc	8,684
45,181		S&T Bancorp, Inc	1,959
23,500	*	San ju San Financial Group, Inc	497
141,326		Sandy Spring Bancorp, Inc	5,556
87,100		San-In Godo Bank Ltd	765
8,542	e	SB One Bancorp	215
630,872		Sberbank of Russia (ADR)	7,933
4,068,013		Sberbank of Russian Federation (ADR)	51,438
62,166	*	Seacoast Banking Corp of Florida	1,815
293,000		Security Bank Corp	835
16,865	*	Select Bancorp, Inc	209
151,180	e	Senshu Ikeda Holdings, Inc	507
62,647		ServisFirst Bancshares, Inc	2,453
713,293	e	Seven Bank Ltd	2,253
169,300		Shanghai Pudong Development Bank Co Ltd	261
30,000	e	Shiga Bank Ltd	772
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,400		Shikoku Bank Ltd	$322
1,071,423		Shinhan Financial Group Co Ltd	43,295
166,057		Shinsei Bank Ltd	2,713
1,282,000		Shizuoka Bank Ltd	11,504
23,721		Shore Bancshares, Inc	423
17,406		SI Financial Group, Inc	244
2,192,953		Siam Commercial Bank PCL (ADR)	10,103
1,781,117		Siam Commercial Bank PCL (Foreign)	8,206
18,926		Sierra Bancorp	547
17,007		Signature Bank	1,953
126,369		Simmons First National Corp (Class A)	3,722
11,896,459		SinoPac Financial Holdings Co Ltd	4,343
51,319	g	Skandiabanken ASA	559
1,387,761		Skandinaviska Enskilda Banken AB (Class A)	15,471
16,684	*	SmartFinancial, Inc	393
642,290		Societe Generale	27,580
2,917,528		South Indian Bank Ltd	529
85,347		South State Corp	6,998
9,261	*	Southern First Bancshares, Inc	364
8,886		Southern Missouri Bancorp, Inc	331
58,421		Southern National Bancorp of Virginia, Inc	946
43,358		Southside Bancshares, Inc	1,509
57,564		Spar Nord Bank AS	534
48,891		Sparebank Oestlandet	542
376,688		Sparebanken Midt-Norge	4,208
400,621		Sparebanken Nord-Norge	3,395
3,193	*	Spirit of Texas Bancshares, Inc	69
2,335		St Galler Kantonalbank	1,181
2,262,791		Standard Bank Group Ltd	27,981
1,731,636		Standard Chartered plc	14,347
92,701		State Bank & Trust Co	2,798
1,943,506	*	State Bank of India	7,123
40,788		Sterling Bancorp, Inc	461
135,887		Sterling Bancorp/DE	2,990
86,440		Stock Yards Bancorp, Inc	3,138
1,543,589		Sumitomo Mitsui Financial Group, Inc	62,120
15,210		Summit Financial Group, Inc	353
2,168,951		SunTrust Banks, Inc	144,864
115,600	e	Suruga Bank Ltd	578
99,088	*	SVB Financial Group	30,800
325,438		Svenska Handelsbanken AB	4,104
404,977		Swedbank AB (A Shares)	10,016
120,357		Sydbank AS	3,538
275,923		Synovus Financial Corp	12,635
1,308,246		Taichung Commercial Bank	461
10,774,278		Taishin Financial Holdings Co Ltd	5,203
4,111,815	*	Taiwan Business Bank	1,495
14,179,015		Taiwan Cooperative Financial Holding	8,636
99,495		TCF Financial Corp	2,369
57,455		TCS Group Holding plc (ADR)	1,063
403,397	*	TCS Group Holding plc (ADR)	7,463
9,835		Territorial Bancorp, Inc	291
126,513	*	Texas Capital Bancshares, Inc	10,456
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

184,554		TFS Financial Corp	$2,770
526,700	*	Thanachart Capital PCL	875
300,992	*	The Bancorp, Inc	2,887
122,284	e	Timbercreek Financial Corp	885
8,722		Timberland Bancorp, Inc	272
229,280		Tisco Bank PCL	594
9,901,387		TMB Bank PCL (Foreign)	704
75,000		Tochigi Bank Ltd	251
121,700	e	Toho Bank Ltd	451
18,593	e	Tokyo TY Financial Group, Inc	396
269,000		Tomony Holdings, Inc	1,148
49,091		Tompkins Trustco, Inc	3,986
2,750,859		Toronto-Dominion Bank	167,162
24,100		Towa Bank Ltd	224
88,481		TowneBank	2,730
66,020		Trico Bancshares	2,550
147,908	*	Tristate Capital Holdings, Inc	4,082
70,460	*	Triumph Bancorp, Inc	2,692
121,420		Trustco Bank Corp NY	1,032
90,420		Trustmark Corp	3,043
2,164,024		Turkiye Garanti Bankasi AS	2,759
560,061		Turkiye Halk Bankasi AS	621
1,329,326		Turkiye Is Bankasi (Series C)	971
11,316,703		Turkiye Sinai Kalkinma Bankasi AS	1,609
631,984		Turkiye Vakiflar Bankasi Tao	396
155,032		UMB Financial Corp	10,992
542,351		Umpqua Holdings Corp	11,281
562,792	g	Unicaja Banco S.A.	917
5,474,453		UniCredit S.p.A.	82,143
159,412	*	Union Bank of India	145
86,785		Union Bankshares Corp	3,344
5,412	e	Union Bankshares, Inc	288
541,100		United Bank Ltd	671
134,058		United Bankshares, Inc	4,873
321,739		United Community Banks, Inc	8,973
115,337		United Community Financial Corp	1,115
108,505		United Financial Bancorp, Inc (New)	1,826
2,040,426		United Overseas Bank Ltd	40,336
22,184		United Security Bancshares	246
11,642		Unity Bancorp, Inc	267
38,124		Univest Corp of Pennsylvania	1,008
1,133,212		US Bancorp	59,845
14,258		Valiant Holding	1,612
428,516		Valley National Bancorp	4,821
341,597		Van Lanschot Kempen NV (ADR)	9,018
38,318	*	Veritex Holdings, Inc	1,083
635,712		Vijaya Bank	395
947,982		Virgin Money Holdings UK plc	4,729
4,163,644	*	VTB Bank OJSC (GDR)	5,575
143,182		VTB Bank OJSC (GDR)	192
150,402		Walker & Dunlop, Inc	7,953
110,720		Washington Federal, Inc	3,543
26,618		Washington Trust Bancorp, Inc	1,472
62,873		Waterstone Financial, Inc	1,078
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

119,233		Webster Financial Corp	$7,030
11,443,521		Wells Fargo & Co	601,471
70,302		WesBanco, Inc	3,134
25,035		West Bancorporation, Inc	588
34,599	e	Westamerica Bancorporation	2,081
366,626	*	Western Alliance Bancorp	20,857
36,055		Western New England Bancorp, Inc	389
3,145,068		Westpac Banking Corp	63,249
170,780		Wintrust Financial Corp	14,506
634,545	*	WMIH Corp	882
1,204,708		Woori Bank	18,344
172,412		WSFS Financial Corp	8,129
14,900	e	Yamagata Bank Ltd	322
86,592	e	Yamaguchi Financial Group, Inc	944
18,200		Yamanashi Chuo Bank Ltd	327
1,683,104	*	Yapi ve Kredi Bankasi	523
7,862,573		Yes Bank Ltd	19,936
2,778,626		Zions Bancorporation	139,348
		TOTAL BANKS	10,021,126

CAPITAL GOODS - 7.7%
1,391,858		3M Co	293,278
311,226		A.O. Smith Corp	16,610
64,735		Aalberts Industries NV	2,757
55,335		Aaon, Inc	2,092
57,927		AAR Corp	2,774
973,765		ABB Ltd	23,034
2,087,277		Aboitiz Equity Ventures, Inc	1,891
215,000		AcBel Polytech, Inc	144
175,810		ACS Actividades Construccion y Servicios S.A.	7,467
485,256		Acter Co Ltd	3,196
80,647	e	Actuant Corp (Class A)	2,250
46,777		Acuity Brands, Inc	7,353
555,859		Adani Enterprises Ltd	1,002
1,125,700	e	Advan Co Ltd	9,752
175,089		Advanced Drainage Systems, Inc	5,410
57,800		AECC Aviation Power Co Ltd	202
280,549	*	Aecom Technology Corp	9,163
88,848		Aecon Group, Inc	1,116
43,266	*	Aegion Corp	1,098
433,577	*	AerCap Holdings NV	24,939
92,895	*	Aerojet Rocketdyne Holdings, Inc	3,158
28,199	*	Aerovironment, Inc	3,163
29,036	*,e	AFG Arbonia-Forster Hldg	394
10,727		AG Growth International Inc	523
41,046		AGCO Corp	2,495
599,040	g	Ahlsell AB	3,353
51,450		AIA Engineering Ltd	1,263
118,899	e	Aica Kogyo Co Ltd	4,803
24,500	e	Aichi Corp	133
31,400		Aida Engineering Ltd	281
185,038		Air Lease Corp	8,490
1,246,067		Airbus SE	156,435
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

239,602		Aircastle Ltd	$5,250
139,000	*	Airtac International Group	1,361
12,858		Alamo Group, Inc	1,178
74,013		Alarko Holding AS	30
67,932		Albany International Corp (Class A)	5,401
220,058		Alfa Laval AB	5,954
2,993,214		Alfa S.A. de C.V. (Class A)	3,859
33,459	e,g	Alimak Group AB	472
226,971		Allegion plc	20,557
27,612,565	*	Alliance Global Group, Inc	6,378
23,348		Allied Motion Technologies, Inc	1,271
784,008		Allison Transmission Holdings, Inc	40,776
26,085		Alstom Projects India Ltd	268
52,651		Alstom RGPT	2,355
75,529		Alstom T&D India Ltd	246
38,835	e	Altra Holdings, Inc	1,604
361,724		Amada Co Ltd	3,862
22,671		Amara Raja Batteries Ltd	231
26,000	*	Ameresco, Inc	355
10,329	e	American Railcar Industries, Inc	476
19,070	*	American Woodmark Corp	1,496
115,629		Ametek, Inc	9,149
13,718		Andritz AG.	800
19,000		Anest Iwata Corp	190
49,036		Apogee Enterprises, Inc	2,026
225,289		Applied Industrial Technologies, Inc	17,629
11,653	*	Aprogen KIC, Inc	108
457,227		Arabtec Holding Co	240
45,168		Arcadis NV	756
1,209,981		Arconic, Inc	26,632
38,285		Argan, Inc	1,646
337,714	*	Armstrong Flooring, Inc	6,113
207,264	*	Armstrong World Industries, Inc	14,426
31,100		Asahi Diamond Industrial Co Ltd	219
268,529		Asahi Glass Co Ltd	11,145
331,381		Aselsan Elektronik Sanayi Ve Ticaret AS	1,508
1,357,988		Ashok Leyland Ltd	2,232
40,954		Ashoka Buildcon Ltd	59
1,589,376		Ashtead Group plc	50,428
1,304,208		Assa Abloy AB	26,141
60,876		Astec Industries, Inc	3,069
47,288		Astral Polytechnik Ltd	642
28,471	*	Astronics Corp	1,238
858,016	e	Asunaro Aoki Construction Co Ltd	7,310
687,800	*	Atkore International Group, Inc	18,247
321,516		Atlas Copco AB (A Shares)	9,246
173,825		Atlas Copco AB (B-Shares)	4,631
47,933	*	ATS Automation Tooling Systems, Inc	891
5,077	g	Aumann AG.	350
3,536,263		Austal Ltd	5,036
80,300		AVIC Aircraft Co Ltd	185
31,100	*	AVIC Shenyang Aircraft Co Ltd	172
2,225,019		AviChina Industry & Technology Co	1,467
144,269	*	Axon Enterprise, Inc	9,872
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

92,188		AZZ, Inc	$4,655
89,273	e	Badger Daylighting Ltd	2,046
3,026,973		BAE Systems plc	24,821
644,758		Balfour Beatty plc	2,300
104,835	*,e	Ballard Power Systems, Inc	450
71,800		Bando Chemical Industries Ltd	854
142,000	*	Baoye Group Co Ltd	81
268,267		Barloworld Ltd	2,337
167,434		Barnes Group, Inc	11,893
6,417		Bauer AG.	122
8,951		BayWa AG.	298
53	*,†,m	Beacon Power Corp	0	^
92,056	*	Beacon Roofing Supply, Inc	3,332
183,000	g	Beijing Urban Construction Design & Development Group Co Ltd	75
5,193		BEML Ltd	44
1,948,037	*	Berjaya Corp BHD	136
808,000		BES Engineering Corp	222
251,371		Besalco S.A.	230
16,915		BGF Co Ltd	143
1,095,115		Bharat Heavy Electricals	1,035
560,646	e	Bidvest Group Ltd	7,334
9,379		Biesse S.p.A.	333
1,667,656		Bizlink Holdings Inc	7,920
19,803	*,e	Blue Bird Corp	485
13,935		Blue Star Ltd	109
11,464	*	BlueLinx Holdings, Inc	361
205,972	*	BMC Stock Holdings, Inc	3,841
27,484		Bobst Group AG.	2,145
291,800	g	BOC Aviation Ltd	2,264
209,568		Bodycote plc	2,472
1,567,102		Boeing Co	582,805
8,729,035	*	Bombardier, Inc	31,087
56,677	e	Boskalis Westminster	1,785
3,788		Bossard Holding AG.	752
281,858		Bouygues S.A.	12,193
58,475		Brenntag AG.	3,606
56,264		Briggs & Stratton Corp	1,082
51		Brookfield Business Partners LP	2
5,620		Bucher Industries AG.	1,810
8,684		Budimex S.A.	244
35,882	e	Bufab AB	418
284,080	*	Builders FirstSource, Inc	4,170
30,400	e	Bunka Shutter Co Ltd	229
325,462		Bunzl plc	10,232
24,324		Burckhardt Compression Holding AG.	8,443
3,220	e	Burkhalter Holding AG.	255
142,426		BWX Technologies, Inc	8,907
179,314		CAE, Inc	3,640
48,324	e	Caesarstone Sdot-Yam Ltd	896
24,502	*	CAI International, Inc	560
15,173		Carbone Lorraine	534
27,440		Carborundum Universal Ltd	146
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,513	e	Cargotec Corp (B Shares)	$1,100
73,121		Carlisle Cos, Inc	8,906
1,494,058		Caterpillar, Inc	227,829
124,500		Central Glass Co Ltd	3,235
2,492		Cera Sanitaryware Ltd	88
282,625		CH Karnchang PCL	238
400,000		CH Karnchang PCL (ADR)	337
40,786	*	Chart Industries, Inc	3,195
213,376		Cheil Industries, Inc	24,899
188,825		Chemring Group plc	529
1,007,844		Chicony Power Technology Co Ltd	1,390
1,081,500		China Aircraft Leasing Group Holdings Ltd	1,173
48,800		China Avionics Systems Co Ltd	103
78,200		China Communications Construction Co Ltd	145
4,373,192		China Communications Construction Co Ltd (Hong Kong)	4,459
1,873,000		China Conch Venture Holdings Ltd	6,541
268,075		China Fangda Group Co Ltd	131
63,000		China Gezhouba Group Co Ltd	67
298,000	e	China High Speed Transmission Equipment Group Co Ltd	343
70,000		China International Marine Containers Group Co Ltd	121
520,500		China International Marine Containers Group Co Ltd (Hong Kong)	551
175,800		China National Chemical Engineering Co Ltd	171
76,600		China Nuclear Engineering Corp Ltd	86
6,464,443		China Railway Construction Corp	8,730
204,500		China Railway Construction Corp Ltd	332
8,967,127		China Railway Group Ltd	8,886
188,080	e	China Singyes Solar Technologies Holdings Ltd	65
32,000		China Spacesat Co Ltd	86
667,060		China State Construction Engineering Corp Ltd	532
1,942,685		China State Construction International Holdings Ltd	2,058
114,371		China Yuchai International Ltd	1,975
268,100	e	Chip Eng Seng Corp Ltd	164
108,500		Chiyoda Corp	883
6,600		Chiyoda Integre Co Ltd	137
15,444,000		Chongqing Machinery & Electric Co Ltd	1,144
18,900		Chudenko Corp	431
649,375		Chung Hsin Electric & Machinery Manufacturing Corp	442
478,532		CIMIC Group Ltd	17,761
208,509		CIR-Compagnie Industriali Riunite S.p.A.	238
22,169		CIRCOR International, Inc	1,053
10,665,796		Citic Pacific Ltd	15,886
1,671,000	e	Citic Resources Holdings Ltd	164
12,224		CJ Corp	1,488
3,557,225		CK Hutchison Holdings Ltd	40,946
36,600	e	CKD Corp	470
6,317,683		CNH Industrial NV	75,815
8,116,074	e	CNH Industrial NV (NYSE)	97,474
1,840,661	*	Cobham plc	2,797
17,099	g	Cochin Shipyard Ltd	92
616,128	*	Colfax Corp	22,218
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,790		Columbus McKinnon Corp	$2,759
332,406		Comfort Systems USA, Inc	18,748
37,740	*	Commercial Vehicle Group, Inc	346
2,713,311		Compagnie de Saint-Gobain	116,946
7,806		Compagnie d’Entreprises CFE	943
408,800		COMSYS Holdings Corp	12,107
12,259		Construcciones y Auxiliar de Ferrocarriles S.A.	509
72,974	*	Continental Building Products Inc	2,740
1,618,450		Continental Engineering Corp	750
3,171		Conzzeta AG.	3,448
4,775,100	*,e	Cosco Corp Singapore Ltd	1,448
14,285		Cosel Co Ltd	163
248,887		Costain Group plc	1,353
124,203		Cramo Oyj (Series B)	2,802
111,823		Crane Co	10,998
231,325	*	Crompton Greaves Ltd	143
4,130,321		CRRC Corp Ltd	3,767
174,200		CRRC Corp Ltd (Class A)	219
2,882		CS Wind Corp	87
98,746	*	CSBC Corp Taiwan	129
33,432	*	CSW Industrials, Inc	1,795
2,382,000		CTCI Corp	3,831
33,438		Cubic Corp	2,443
36,609		Cummins, Inc	5,347
95,562		Curtiss-Wright Corp	13,132
116,952		Daelim Industrial Co	8,709
4,797		Daetwyler Holding AG.	914
203,394	*	Daewoo Engineering & Construction Co Ltd	1,085
58,678		Daewoo International Corp	1,107
27,500		Dai-Dan Co Ltd	693
109,093	e	Daifuku Co Ltd	5,560
13,128		Daihen Corp	336
81,200		Daiho Corp	2,302
24,000		Daiichi Jitsugyo Co Ltd	826
168,950		Daikin Industries Ltd	22,488
16,800		Daiwa Industries Ltd	184
7,750		Danieli & Co S.p.A.	207
33,079		Danieli & Co S.p.A. (RSP)	595
4,970		Dassault Aviation S.A.	9,198
90,651		DCC plc	8,222
1,415,417		Deere & Co	212,780
7,900		Denyo Co Ltd	130
641,470		Deutz AG.	5,706
79,160	g	Dilip Buildcon Ltd	714
198,452		Diploma plc	3,658
55,495	*,e	DIRTT Environmental Solutions	281
19,224		DMC Global, Inc	784
4,354,580		DMCI Holdings, Inc	917
16,579		DMG Mori AG.	849
508,343	*	Dogan Sirketler Grubu Holdings	91
44,047		Donaldson Co, Inc	2,566
14,859		Dongkuk Structures & Construction Co Ltd	53
53,201		Doosan Bobcat, Inc	1,938
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

70,955	*	Doosan Heavy Industries and Construction Co Ltd	$953
468,580	*	Doosan Infracore Co Ltd	4,138
29,917		Douglas Dynamics, Inc	1,313
507,159		Dover Corp	44,899
392,953	*	Drake & Scull International PJSC	38
190,575	*,e	Drone Delivery Canada Corp	214
2,325,192	*	Dubai Investments PJSC	1,197
42,775	*	Ducommun, Inc	1,747
50,549		Duerr AG.	2,273
21,670	*	DXP Enterprises, Inc	868
40,838	*	Dycom Industries, Inc	3,455
1,377,900		Dynasty Ceramic PCL	111
800		e Tec E&C Ltd	72
7,606		Eastern Co	216
1,071,185		Eaton Corp	92,904
162,965		Ebara Corp	5,623
14,279		Eicher Motors Ltd	4,765
92,855		Eiffage S.A.	10,373
293,900		Ekovest BHD	44
20,183		Elbit Systems Ltd	2,565
22,857		Elco Holdings Ltd	437
1,375		Electra Israel Ltd	340
922,000		ElSwedy Cables Holding Co	917
73,149	*,e,g	Eltel AB	173
357,495		EMCOR Group, Inc	26,851
558,849		Emerson Electric Co	42,797
1,821,226		Empresa Brasileira de Aeronautica S.A.	8,943
80,054		Encore Wire Corp	4,011
30,341	*,e	Energous Corp	307
51,361	*,e	Energy Recovery, Inc	460
72,831		EnerSys	6,346
23,866	*	Engility Holdings, Inc	859
84,662		Engineers India Ltd	139
114,933	*,e	Enphase Energy, Inc	557
27,153		EnPro Industries, Inc	1,980
354,000		Enric Energy Equipment Holdings Ltd	369
5,200	e	EnviroStar, Inc	203
255,230	*	Epiroc AB	2,852
395,092	*	Epiroc AB	4,068
212,926		Equifax, Inc	27,802
68,416		ESCO Technologies, Inc	4,656
38,373		Escorts Ltd	324
35,418	*	Esterline Technologies Corp	3,221
857,226	*	Evoqua Water Technologies Corp	15,241
65,867		Exco Technologies Ltd	482
13,093		FACC AG.	298
168,529		Famur S.A.	256
61,700		Fangda Carbon New Material Co Ltd	201
36,277		Fanuc Ltd	6,825
3,632,517		Far Eastern Textile Co Ltd	4,248
489,529		Fastenal Co	28,402
10,310,000	*,e	FDG Electric Vehicles Ltd	128
5,900	*,e	FDK Corp	78
374,745		Federal Signal Corp	10,036
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,297		Feintool International Holding AG.	$148
169,642		Ferguson plc	14,389
455,606		Ferrovial S.A.	9,428
4,875	*,e	FIGEAC-AERO	83
322,037		Fincantieri S.p.A	521
238,644		Finmeccanica S.p.A.	2,868
300,688		Finning International, Inc	7,345
40,852		Finolex Cables Ltd	299
264,000	e	First Tractor Co	77
54,720		Flowserve Corp	2,993
26,667		FLSmidth & Co AS	1,658
32,105		Fluidra S.A.	478
256,535		Fluor Corp	14,905
49,081	*	Fomento de Construcciones y Contratas S.A.	734
1,625		Force Motors Ltd	41
976,413	e	Fortive Corp	82,214
330,245		Fortune Brands Home & Security, Inc	17,292
2,838,124	e	Fosun International	5,001
131,731	*	Foundation Building Materials, Inc	1,643
62,503		Franklin Electric Co, Inc	2,953
29,235		Freightcar America, Inc	470
25,930		Fudo Tetra Corp	481
76,048	*,e	FuelCell Energy, Inc	81
31,108		Fuji Electric Holdings Co Ltd	1,246
372,492		Fuji Machine Manufacturing Co Ltd	5,971
154,178		Fujikura Ltd	728
40,400	e	Fujitec Co Ltd	542
14,600		Fukuda Corp	730
7,900		Fukushima Industries Corp	403
7,607,500	e	Fullshare Holdings Ltd	3,653
29,500	e	Furukawa Co Ltd	435
90,500		Furukawa Electric Co Ltd	3,011
139,519	*,e	Futaba Corp/Chiba	2,511
70,191		Galliford Try plc	923
2,109,003		Gamuda BHD	1,713
27,236	*	Gardner Denver Holdings, Inc	772
76,346	*	Gates Industrial Corp plc	1,489
50,900		GATX Corp	4,407
54,838		Gayatri Projects Ltd	127
23,716		GEA Group AG.	844
6,018		Geberit AG.	2,793
6,900		Gecoss Corp	74
197,472	*	GEK Group of Cos S.A.	1,162
11,755	*	Gencor Industries, Inc	142
176,911	*	Generac Holdings, Inc	9,980
533,585		General Dynamics Corp	109,236
12,968,171	n	General Electric Co	146,411
30,619	*,e	General Finance Corp	488
20,344		Georg Fischer AG.	23,043
202,000		George Kent Malaysia BHD	64
41,941	*	Gibraltar Industries, Inc	1,913
10,500	e	Giken Seisakusho Co, Inc	279
21,467	e,g	Gima TT S.p.A	270
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

330,216		Global Brass & Copper Holdings, Inc	$12,185
32,656		Glory Ltd	797
1,278,756	*	GMR Infrastructure Ltd	286
434,574	*	GMS, Inc	10,082
74,079		Godrej Industries Ltd	528
113,378		Gorman-Rupp Co	4,138
210,143		Graco, Inc	9,738
370,949		GrafTech International Ltd	7,237
373,372		Grafton Group plc	3,684
12,571		Graham Corp	354
150,463		Granite Construction, Inc	6,876
154,325		Graphite India Ltd	1,796
75,335	*	Great Lakes Dredge & Dock Corp	467
37,730		Greaves Cotton Ltd	69
42,625		Greenbrier Cos, Inc	2,562
153,665		Griffon Corp	2,482
461,584		Grupo Carso S.A. de C.V. (Series A1)	1,531
113,600	e	Grupo Rotoplas SAB de C.V.	140
93,570	e	GS Engineering & Construction Corp	4,410
41,800	e	GS Yuasa Corp	1,029
1,382,493		Gunkul Engineering PCL	134
128,307		GWA International Ltd	289
105,703		H&E Equipment Services, Inc	3,993
790,813		Haitian International Holdings Ltd	1,760
22,116		Haldex AB	217
171,996		Hangzhou Steam Turbine Co	145
39,160	*	Hanjin Heavy Industries & Construction Co Ltd	91
35,600		Han’s Laser Technology Industry Group Co Ltd	219
332,479		Hanwa Co Ltd	11,058
111,457		Hanwha Corp	3,296
34,375		Hanwha Corp (3P)	459
710,100		HAP Seng Consolidated BHD	1,698
406,000	e	Harbin Power Equipment	128
21,500	e	Harmonic Drive Systems, Inc	792
288,537		Harris Corp	48,823
788,917	*	Harsco Corp	22,524
268,973	*	Havells India Ltd	2,206
270,700	e	Hazama Ando Corp	2,066
54,113	*,e	HC2 Holdings, Inc	331
1,505,468	*	HD Supply Holdings, Inc	64,419
34,969	*	HDC Hyundai Development Co-Engineering & Construction	1,605
39,714		HEG Ltd	1,834
13,896	e	HEICO Corp	1,287
286,963		HEICO Corp (Class A)	21,666
161,341	*	Heidelberger Druckmaschinen	431
321,989	*	Hellenic Technodomiki Tev S.A.	535
83,932	*	Herc Holdings, Inc	4,297
108,352		Hexcel Corp	7,265
9,500		Hibiya Engineering Ltd	165
153,746		Hillenbrand, Inc	8,041
313,705	*	Hindustan Construction Co	46
879,884		Hino Motors Ltd	9,635
5,400	e	Hirata Corp	389
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,400		Hisaka Works Ltd	$120
57,067		Hitachi Construction Machinery Co Ltd	1,908
107,200		Hitachi Zosen Corp	448
217,085		Hiwin Technologies Corp	1,794
3,000,000	*	HNA International Investment Holdings Ltd	75
59,910		Hochtief AG.	9,932
3,875,521		Honeywell International, Inc	644,887
458,000	e	Hong Kong International Construction Investment Management Group Co Ltd	106
47,500		Hong Leong Industries BHD	122
900,500		Hopewell Holdings	2,964
21,609		Hoshizaki Electric Co Ltd	2,237
94,261		Hosken Consolidated Investments Ltd	853
4,900		Hosokawa Micron Corp	267
2,020,814		Howden Joinery Group plc	12,341
2,285,000	*,†,m	Hsin Chong Construction Group Ltd	3
77,200		Huangshi Dongbei Electrical Appliance Co Ltd	96
20,772		Hubbell, Inc	2,775
8,550		Huber & Suhner AG.	639
51,613		Hudaco Industries Ltd	528
21,531		Huntington Ingalls	5,514
8,633		Hurco Cos, Inc	389
4,857		Hy-Lok Corp	104
3,869	*	Hyosung Heavy Industries Corp	207
41,679		Hyster-Yale Materials Handling, Inc	2,565
3,616	*	Hyundai Construction Equipment Co Ltd	399
21,781		Hyundai Development Co	450
3,263	*	Hyundai Electric & Energy System Co Ltd	203
8,964	e	Hyundai Elevator Co Ltd	900
84,629		Hyundai Engineering & Construction Co Ltd	5,147
34,845	*	Hyundai Heavy Industries	4,223
7,898	*	Hyundai Mipo Dockyard	737
8,469	*	Hyundai Robotics Co Ltd	3,092
18,124	*	Hyundai Rotem Co Ltd	498
53,400	e	Idec Corp	1,171
66,697		IDEX Corp	10,049
12,543	*	IES Holdings, Inc	245
3,200,112		IJM Corp BHD	1,391
55,290		Illinois Tool Works, Inc	7,803
8,323		IMARKETKOREA, Inc	49
213,634		IMI plc	3,050
9,494		Implenia AG.	603
108,157	e	Impregilo S.p.A.	266
40,686		IMS-Intl Metal Service	972
50,100		Inaba Denki Sangyo Co Ltd	2,212
25,900		Inabata & Co Ltd	398
36,551		Indus Holding AG.	2,269
11,229		Industria Macchine Automatiche S.p.A.	939
196,662	*	Industries Qatar QSC	6,755
93,431		Indutrade AB	2,526
25,119	*,e	Infrastructure and Energy Alternatives, Inc	264
2,098,102		Ingersoll-Rand plc	214,636
24,487		Insteel Industries, Inc	879
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,297		Interpump Group S.p.A.	$1,907
408		Interroll Holding AG.	795
100,002	e	Invicta Holdings Ltd	249
35,012		Inwido AB	264
83,000		Iochpe-Maxion S.A.	393
445,043		IRB Infrastructure Developers Ltd	843
132,610		IS Dongseo Co Ltd	4,607
10,900	e	Iseki & Co Ltd	201
4,081		ISGEC Heavy Engineering Ltd	308
2,217,711		Ishikawajima-Harima Heavy Industries Co Ltd	84,021
1,113,750		Italian-Thai Development PCL	105
12,884		Italmobiliare S.p.A	310
1,995,811		Itochu Corp	36,530
559,073		ITT, Inc	34,249
198,000	e	Iwatani International Corp	7,043
232,881		Jacobs Engineering Group, Inc	17,815
870,889		Jain Irrigation Systems Ltd	734
659,113	*	Jaiprakash Associates Ltd	60
5,800	e	Jamco Corp	164
28,160	e	Japan Pulp & Paper Co Ltd	1,181
42,600		Japan Steel Works Ltd	1,037
219,905		Jardine Matheson Holdings Ltd	13,796
251,888		Jardine Strategic Holdings Ltd	9,142
92,708	*	JELD-WEN Holding, Inc	2,286
2,955,087		JG Summit Holdings (Series B)	2,948
46,653		JGC Corp	1,070
42,275		John Bean Technologies Corp	5,043
4,938,400		John Keells Holdings plc	3,835
373,683	g	John Laing Group plc	1,520
345,107	e	Johnson Controls International plc	12,079
267,375		Johnson Electric Holdings Ltd	755
19,356	g	JOST Werke AG.	727
1,060,776		JTEKT Corp	15,529
30,458		Jungheinrich AG.	1,159
1,529		JVM Co Ltd	55
92,660		Kadant, Inc	9,993
70,730		Kajaria Ceramics Ltd	359
385,211		Kajima Corp	5,601
22,487		Kalpataru Power Transmission Ltd	104
150,300	*	Kama Co Ltd	89
36,986		Kaman Corp	2,470
24,900		Kamei Corp	351
77,700		Kanamoto Co Ltd	2,755
446,100		Kandenko Co Ltd	4,608
435,400		Kanematsu Corp	6,552
1,188,248		KAP Industrial Holdings Ltd	649
3,903		Kardex AG.	663
14,900	e	Katakura Industries Co Ltd	184
21,644		Kawasaki Heavy Industries Ltd	610
344,945		KBR, Inc	7,289
4,535		KC Co Ltd	85
6,352		KCC Corp	1,942
146,212		KEC International Ltd	598
21,259		KEI Industries Ltd	105
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

73,979		Keihan Electric Railway Co Ltd	$2,825
186,820		Keller Group plc	2,474
8,008		Kendrion NV	279
248,895		Kennametal, Inc	10,842
7,546		KEPCO Engineering & Construction Co, Inc	143
937,770		Keppel Corp Ltd	4,774
253,800		Kerjaya Prospek Group BHD	86
67,638	*,e	KEYW Holding Corp, The	586
63,373	e	Kier Group plc	748
220,200		Kinden Corp	3,526
40,000		King Slide Works Co Ltd	525
110,348		Kingspan Group plc	5,145
55,000		Kinik Co	119
60,713		KION Group AG.	3,728
256,700		Kitz Corp	2,219
532,523		Kloeckner & Co AG.	6,149
102,981	*	KLX, Inc	6,465
19,601		KNR Constructions Ltd	48
648,630		KOC Holding AS	1,832
25,185		Koenig & Bauer AG.	1,520
3,468		Kolon Corp	124
384,488		Komatsu Ltd	11,700
2,306		Komax Holding AG.	744
30,390		Komori Corp	379
64,555		Kone Oyj (Class B)	3,446
43,685	e	Konecranes Oyj	1,670
149,555	e	Koninklijke BAM Groep NV	574
118,234		Koninklijke Volkerwessels NV	2,485
78,434	*	Korea Aerospace Industries Ltd	2,485
2,851		Korea Electric Terminal Co Ltd	110
21,396	*,e	Kornit Digital Ltd	469
118,922	*,e	Kratos Defense & Security Solutions, Inc	1,758
11,722		Krones AG.	1,229
59,000		KS Terminals, Inc	91
319,467		Kubota Corp	5,427
63,000		Kumagai Gumi Co Ltd	1,744
239,323		Kumho Industrial Co Ltd	2,567
188,000		Kung Long Batteries Industrial Co Ltd	884
14,588		Kurita Water Industries Ltd	425
56,600		Kyokuto Kaihatsu Kogyo Co Ltd	897
109,700		Kyowa Exeo Corp	3,211
33,600		Kyudenko Corp	1,333
3,151		Kyung Dong Navien Co Ltd	154
344,606		L3 Technologies, Inc	73,270
1,442		Lakshmi Machine Works Ltd	124
759,855		Larsen & Toubro Ltd	13,343
8,891	*	Lawson Products, Inc	301
13,140	*	LB Foster Co (Class A)	270
98,439		Legrand S.A.	7,178
29,573	e	Lehto Group Oyj	275
64,355		Lennox International, Inc	14,055
374,164		LG Corp	24,491
3,547		LG Hausys Ltd	225
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,451		LG International Corp	$388
6,195		LIG Nex1 Co Ltd	194
12,014		Lincoln Electric Holdings, Inc	1,123
53,729		Lindab International AB	402
14,430		Lindsay Corp	1,446
12,729		LISI	459
86,536		LIXIL Group Corp	1,666
501,373		Lockheed Martin Corp	173,455
6,385,000		Lonking Holdings Ltd	2,056
29,569	*	Lotte Corp	1,522
111,543		LS Cable Ltd	6,886
22,110		LS Industrial Systems Co Ltd	1,486
152,000	*,e	Luoyang Glass Co Ltd	49
93,650		Luxshare Precision Industry Co Ltd	210
97,759	*	Lydall, Inc	4,213
7,048		Mabuchi Motor Co Ltd	284
2,212,923		Maeda Corp	29,223
12,200		Maeda Kosen Co Ltd	260
38,800		Maeda Road Construction Co Ltd	790
28,674		Magellan Aerospace Corp	403
1,185,786	e	Maire Tecnimont S.p.A	5,320
329,350		Makino Milling Machine Co Ltd	14,061
33,461		Makita Corp	1,676
1,189,300		Malaysian Resources Corp BHD	207
25,134		MAN AG.	2,732
20,862	*	Manitex International, Inc	220
24,257		Manitou BF S.A.	897
612,740	*	Manitowoc Co, Inc	14,700
296,000		Marcopolo S.A.	251
2,566,374		Marubeni Corp	23,471
806,946		Masco Corp	29,534
122,139	*	Masonite International Corp	7,829
87,635	*	Mastec, Inc	3,913
16,800		Max Co Ltd	251
76,515	e	Maxar Technologies Ltd	2,530
36,724	e	Maxar Technologies Ltd (Toronto)	1,209
1,326		MBB SE	133
443,700		Megawide Construction Corp	127
1,050,673		Meggitt plc	7,757
94,600		Meidensha Corp	1,548
4,223,669		Melrose Industries plc	10,994
62,319	*	Mercury Systems, Inc	3,447
460,856	*	Meritor, Inc	8,922
56,300		Metallurgical Corp of China Ltd	29
3,323,000		Metallurgical Corp of China Ltd (Hong Kong)	934
8,900		METAWATER Co Ltd	256
157,304		Metso Oyj	5,567
213,009		Micron Machinery Co Ltd	2,553
106,281	*,e	Middleby Corp	13,747
650,493	*	Milacron Holdings Corp	13,172
36,680		Millat Tractors Ltd	300
13,662		Miller Industries, Inc	368
435,600		Minebea Co Ltd	7,896
1,426,900	e	Miraito Holdings Corp	24,607
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

208,164		MISUMI Group, Inc	$5,386
1,710,867		Mitsubishi Corp	52,699
661,157		Mitsubishi Electric Corp	9,057
132,052		Mitsubishi Heavy Industries Ltd	5,100
17,000		Mitsubishi Nichiyu Forklift Co Ltd	222
13,850		Mitsuboshi Belting Co Ltd	366
2,662,395		Mitsui & Co Ltd	47,313
47,300		Mitsui Engineering & Shipbuilding Co Ltd	849
60,100		Miura Co Ltd	1,862
3,138,230		MMC Corp BHD	1,037
68,292	e	Monadelphous Group Ltd	793
81,600	e	MonotaRO Co Ltd	2,302
163,988		Moog, Inc (Class A)	14,098
722,985		Morgan Crucible Co plc	3,130
88,606		Morgan Sindall plc	1,520
125,700	e	Mori Seiki Co Ltd	2,100
17,600		Morita Holdings Corp	398
672,663		Mota Engil SGPS S.A.	1,643
376,966	*	MRC Global, Inc	7,076
96,836		MSC Industrial Direct Co (Class A)	8,532
86,034		MTU Aero Engines Holding AG.	19,382
75,125		Mueller Industries, Inc	2,177
638,332		Mueller Water Products, Inc (Class A)	7,347
204,500		Muhibbah Engineering M BHD	149
39,709	e,g	Munters Group AB	173
262,880		Murray & Roberts Holdings Ltd	308
97,016	*	MYR Group, Inc	3,167
129,123		Nabtesco Corp	3,433
10,033		Nachi-Fujikoshi Corp	494
250,663		Nagarjuna Construction Co	253
302,600		Nagase & Co Ltd	5,315
31,500	e	Namura Shipbuilding Co Ltd	165
10,627	*	Nanomedics Co Ltd	113
111,100		NARI Technology Co Ltd	285
147,512		National Central Cooling Co PJSC	63
6,951	e	National Presto Industries, Inc	901
66,737	*	Navistar International Corp	2,569
251,501		NBCC India Ltd	203
57,240	e	NCC AB (B Shares)	1,013
234,222	*	NCI Building Systems, Inc	3,548
14,960,000	*,e	New Provenance Everlasting Holdings Ltd	97
17,034	e	Nexans S.A.	536
132,115	*,e	Nexeo Solutions, Inc	1,618
70,137	e	NFI Group, Inc	2,730
35,951		NGK Insulators Ltd	593
202,805		Nibe Industrier AB	2,428
163,212		Nichias Corp	4,246
21,200		Nichiden Corp	373
19,900		Nichiha Corp	527
41,925		Nidec Corp	6,029
3,200	e	Nihon Trim Co Ltd	165
17,415	*	Nilfisk Holding A.S.	888
115,300		Nippo Corp	2,117
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,100	*,e	Nippon Carbon Co Ltd	$5,543
87,700		Nippon Densetsu Kogyo Co Ltd	1,832
52,000		Nippon Koei Co Ltd	1,393
4,100		Nippon Road Co Ltd	237
27,073	*,e	Nippon Sharyo Ltd	746
57,200	*,e	Nippon Sheet Glass Co Ltd	623
89,517	e	Nippon Steel Trading Co Ltd	4,491
32,900	e	Nippon Thompson Co Ltd	219
60,500		Nishimatsu Construction Co Ltd	1,532
26,800		Nishio Rent All Co Ltd	895
4,600	e	Nissei ASB Machine Co Ltd	193
135,652		Nisshinbo Industries, Inc	1,615
62,200	e	Nissin Electric Co Ltd	566
12,000	e	Nitta Corp	457
17,200	e	Nitto Boseki Co Ltd	402
15,200	e	Nitto Kogyo Corp	281
6,373		Nitto Kohki Co Ltd	148
8,200	e	Nittoku Engineering Co Ltd	245
19,514	*,e	NKT Holding AS	506
37,814		NN, Inc	590
4,800	*,e	Noble Group Ltd	0^
100,420		Nolato AB (B Shares)	6,189
43,174	*	Nordex AG.	464
103,698		Nordson Corp	14,404
71,791		Noritake Co Ltd	4,530
21,200		Noritz Corp	336
93,473		NORMA Group	5,971
890,885		Northrop Grumman Corp	282,740
13,323	*	Northwest Pipe Co	263
144,798	*	NOW, Inc	2,396
292,117		NSK Ltd	3,348
2,634,800	e	NTN Corp	10,787
12,612	*	NV5 Holdings, Inc	1,093
47,146		nVent Electric plc	1,280
2,757,905		NWS Holdings Ltd	5,451
8,900		Obara Corp	429
531,392		Obayashi Corp	5,033
120,326	e	Obrascon Huarte Lain S.A.	239
210,108		OC Oerlikon Corp AG.	2,887
4,110		OHB AG.	159
122,200		Oiles Corp	2,632
24,700		Okabe Co Ltd	243
45,628	e	Okuma Holdings, Inc	2,534
18,800		Okumura Corp	590
4,139		Omega Flex, Inc	295
617,733	*,e	Opus Global Rt	1,202
253		Orascom Construction Ltd	2
4,200		Organo Corp	117
283,902	*	Orion Marine Group, Inc	2,143
54,800		OSG Corp	1,248
157,464		Oshkosh Truck Corp	11,218
78,500		OSJB Holdings Corp	213
63,874		Osram Licht AG.	2,536
5,555		Otokar Otobus Karoseri Sanayi AS	76
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,477	*	Outotec Oyj	$624
1,965,423		Owens Corning, Inc	106,664
95,533		PACCAR, Inc	6,514
300,000		Pantaloon Retail India Ltd	144
632,732		Parker-Hannifin Corp	116,378
31,328	*	Patrick Industries, Inc	1,855
688,652		Peab AB (Series B)	6,296
57,283		Pentair plc	2,483
1,000,300		Penta-Ocean Construction Co Ltd	6,664
54,232		PER Aarsleff A.S.	2,052
2,600		PESTECH International BHD	1
10,472		Pfeiffer Vacuum Technology AG.	1,553
462,223	*	PGT, Inc	9,984
92,766	g	Philips Lighting NV	2,401
8,293		Pinguely-Haulotte	113
304,586	*,e	Plug Power, Inc	585
38,019		PNC Infratech Ltd	72
130,041		Polypipe Group plc	603
1,895,600		Polyplex PCL (Foreign)	979
22,336		Ponsse Oyj	774
21,453	e	Porr AG.	635
11,228		Powell Industries, Inc	407
262,800		Power Construction Corp of China Ltd	204
4,352		Preformed Line Products Co	306
3,646		Prima Industrie S.p.A	124
144,617		Primoris Services Corp	3,589
36,339	*,e	Proto Labs, Inc	5,878
44,215		Prysmian S.p.A.	1,027
1,064,732		PT Adhi Karya Persero Tbk	99
1,543,300		PT AKR Corporindo Tbk	380
5,000,000		PT Arwana Citramulia Tbk	121
1,217,100		PT Asahimas Flat Glass Tbk	374
2,803,600	*,†,m	PT Inovisi Infracom Tbk	0^
10,420,688		PT Pembangunan Perumahan Tbk	1,066
2,721,300	*	PT Sitara Propertindo Tbk	163
5,479,300		PT Waskita Karya Persero Tbk	625
1,876,023		PT Wijaya Karya	172
37,161		Qatar Industrial Manufacturing Co	433
1,653,544		QinetiQ plc	6,166
32,000		QST International Corp	91
67,831		Quanex Building Products Corp	1,235
373,271	*	Quanta Services, Inc	12,460
134,000	e	Raito Kogyo Co Ltd	1,916
382,321		Ramirent Oyj	3,086
101,113		Randon Participacoes S.A.	157
2,219		Rational AG.	1,606
386,165		Raubex Group Ltd	605
47,133		Raven Industries, Inc	2,156
826,124		Raytheon Co	170,727
44,954	*	RBC Bearings, Inc	6,759
402,617		RCR Tomlinson Ltd	313
169,797		Rechi Precision Co Ltd	146
102,465		Regal-Beloit Corp	8,448
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

622,688		Reliance Worldwide Corp Ltd	$2,326
643,365		Reunert Ltd	3,458
39,193	e	REV Group, Inc	615
70,782		Rexel S.A.	1,063
138,686	*	Rexnord Corp	4,272
107,551		Rheinmetall AG.	11,242
12,200	*	Rheon Automatic Machinery Co Ltd	218
2,114	e	Rieter Holding AG.	325
408,842		Rockwell Automation, Inc	76,666
67,080		Rockwell Collins, Inc	9,423
25,084		Rockwool International AS (B Shares)	10,733
1,708,587		Rolls-Royce Group plc	21,982
532,310		Roper Industries, Inc	157,676
668,666		Rotork plc	2,878
85,000		Run Long Construction Co Ltd	168
11,512		Rush Enterprises, Inc	459
323,390		Rush Enterprises, Inc (Class A)	12,712
279,461		Russel Metals, Inc	5,798
124,200		Ryobi Ltd	4,894
41,850		Saab AB (Class B)	2,105
349,643	e	Sacyr Vallehermoso S.A.	1,021
95,596		Sadbhav Engineering Ltd	286
426,910		Safran S.A.	59,778
205,354		Salfacorp S.A.	353
145,035	*	Samsung Engineering Co Ltd	2,523
405,101	*	Samsung Heavy Industries Co Ltd	2,950
22,498	*	Samsung Techwin Co Ltd	515
54,623		San Shing Fastech Corp	96
2,291,934		Sandvik AB	40,577
27,900		Sanki Engineering Co Ltd	300
15,400	*	Sankyo Tateyama, Inc	195
253,600		Sanwa Shutter Corp	3,020
513,000		Sany Heavy Equipment International	178
184,100		Sany Heavy Industry Co Ltd	238
6,800		Sanyo Denki Co Ltd	325
19,062		Savaria Corp	295
27,804		Schindler Holding AG.	6,939
7,038		Schindler Holding AG. (Registered)	1,698
33,577	*	Schneider Electric Infrastructure Ltd	51
1,947,368		Schneider Electric S.A.	156,368
754		Schweiter Technologies AG.	913
181,529		Seibu Holdings, Inc	3,264
117,000		Sekisui Jushi Corp	2,219
833,183	e	SembCorp Industries Ltd	1,882
548,700	e	SembCorp Marine Ltd	819
6,788	e	Semperit AG. Holding	120
307,467		Senior plc	1,250
402,422	*	Sensata Technologies Holding plc	19,940
15,622	*,e	Senvion S.A.	110
101,028	e	Seven Network Ltd	1,650
28,521		SFS Group AG.	3,307
110,989	*	SGL Carbon AG.	1,214
150,108	*	SGSB Group Co Ltd	103
217,280		Shanghai Diesel Engine Co Ltd	134
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

245,700		Shanghai Electric Group Co Ltd	$188
3,105,025	e	Shanghai Electric Group Co Ltd (Hong Kong)	1,108
1,178,180		Shanghai Highly Group Co Ltd	1,171
2,702,508		Shanghai Industrial Holdings Ltd	5,979
97,800		Shanghai Tunnel Engineering Co Ltd	87
89,940		Shapir Engineering and Industry Ltd	316
8,600		Shibuya Kogyo Co Ltd	320
178,597		Shikun & Binui Ltd	369
16,500	e	Shima Seiki Manufacturing Ltd	729
303,718		Shimizu Corp	2,773
85,000		Shin Zu Shing Co Ltd	235
16,200		Shinko Electric Co Ltd	241
63,200		Shinmaywa Industries Ltd	857
181,300	e	Shinnihon Corp	1,975
12,000		SHO-BOND Holdings Co Ltd	969
4,884,000	*	Shougang Concord International Enterprises Co Ltd	120
1,288,353		Siemens AG.	164,733
5,590,519	*,e	Siemens Gamesa Renewable Energy	70,542
133,080		Siemens India Ltd	1,736
6,968		SIF Holding NV	130
354,501		SIG plc	586
2,777,460		Sime Darby BHD	1,751
76,377		Simpson Manufacturing Co, Inc	5,534
4,202,000		Singamas Container Holdings Ltd	632
1,904,556		Singapore Technologies Engineering Ltd	4,957
17,100		Sinko Industries Ltd	284
430,957		Sino Thai Engineering & Construction PCL	332
1,359,500		Sinopec Engineering Group Co Ltd	1,553
916,000	e	Sinotruk Hong Kong Ltd	1,999
380,896	*	Sintex Plastics Technology Ltd	153
26,000	e	Sintokogio Ltd	263
53,990	*	SiteOne Landscape Supply, Inc	4,068
33,877		SK C&C Co Ltd	8,766
99,080		SK Networks Co Ltd	491
72,803		Skanska AB (B Shares)	1,427
496,676		SKF AB (B Shares)	9,773
527,600		SKP Resources BHD	177
7,578	*,e	SLM Solutions Group AG.	184
222,110		SM Investments Corp	3,715
32,017		SMC Corp	10,248
92,258		Smiths Group plc	1,796
144,694		Snap-On, Inc	26,566
103,748		SNC-Lavalin Group, Inc	4,231
84,200		Sodick Co Ltd	764
6,828,300		Sojitz Holdings Corp	24,640
5,330		Solar Holdings AS (B Shares)	334
9,133		Somany Ceramics Ltd	47
80,621	*	Sparton Corp	1,163
98,694		Spirax-Sarco Engineering plc	9,376
31,828		Spirit Aerosystems Holdings, Inc (Class A)	2,918
261,488	*	SPX Corp	8,710
369,488	*	SPX FLOW, Inc	19,213
17,982		Stabilus S.A.	1,484
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,134		Standex International Corp	$1,786
577,460		Stanley Works	84,563
35,300	e	Star Micronics Co Ltd	628
39,738	*	Ste Industrielle d’Aviation Latecoere S.A.	185
249,401	*	Sterling Construction Co, Inc	3,571
8,826		Sulzer AG.	1,058
1,359,447		Sumitomo Corp	22,656
13,600		Sumitomo Densetsu Co Ltd	224
980,497		Sumitomo Heavy Industries Ltd	34,995
409,840		Sumitomo Mitsui Construction C	2,757
38,654		Sun Hydraulics Corp	2,117
112,000		Sunonwealth Electric Machine Industry Co Ltd	160
128,478	*,e	Sunrun, Inc	1,598
1,681,822		Sunway Construction Group BHD	740
2,444,500	*,†,e,m	Superb Summit International Group Ltd	31
56,000		Suzhou Gold Mantis Construction Decoration Co Ltd	73
1,629,151	*	Suzlon Energy Ltd	123
61,419		Sweco AB (B Shares)	1,618
377,000		Syncmold Enterprise Corp	707
63,300		Tadano Ltd	736
4,473	*	Taewoong Co Ltd	56
486,171		Taeyoung Engineering & Construction	5,561
9,100		Taihei Dengyo Kaisha Ltd	241
14,800		Taikisha Ltd	483
290,179		Taisei Corp	13,227
639,670		Taiwan Glass Industrial Corp	340
192,093		Takamatsu Corp	5,360
21,964	e	Takara Standard Co Ltd	385
135,600	e	Takasago Thermal Engineering Co Ltd	2,454
25,500		Takeuchi Manufacturing Co Ltd	688
43,100		Takuma Co Ltd	572
53,834	g	Talgo S.A.	284
20,957	e	Tarkett S.A.	536
35,000		Tatsuta Electric Wire and Cable Co Ltd	195
87,200		TBEA Co Ltd	91
14,704	*,†,m	Techno Electric & Engineering Co Ltd	53
2,194,679		Teco Electric and Machinery Co Ltd	1,592
10,500		Teikoku Sen-I Co Ltd	278
337,103		Tekfen Holding AS	1,205
68,800		Tekken Corp	1,791
64,853	*	Teledyne Technologies, Inc	15,998
24,015		Tennant Co	1,824
5,525,747	a	Terex Corp	220,533
36,184	*	Textainer Group Holdings Ltd	463
2,806,423		Textron, Inc	200,575
106,437		Thales S.A.	15,123
36,180		Thermax Ltd	473
232,160	*	Thermon Group Holdings	5,985
114,592		THK Co Ltd	2,916
611,335		Thoresen Thai Agencies PCL	143
22,769		Timken Co	1,135
9,862		Timken India Ltd	82
309,572		Titan International, Inc	2,297
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

132,835	*	Titan Machinery, Inc	$2,057
974,000		TK Group Holdings Ltd	613
32,951		TKH Group NV	1,856
8,400		Toa Corp/Tokyo	185
42,000		Tocalo Co Ltd	432
165,900		Toda Corp	1,198
14,700		Toenec Corp	418
169,900		Tokai Corp	1,703
705,660		Tokyu Construction Co Ltd	6,815
79,914		Toro Co	4,792
101,187		Toromont Industries Ltd	5,231
248,144	*	Toshiba Corp	7,171
13,393	e	Toshiba Machine Co Ltd	299
31,600		Toshiba Plant Systems & Services Corp	675
15,500		Totetsu Kogyo Co Ltd	399
22,296	e	Toto Ltd	925
983,200		Toyo Construction Co Ltd	4,008
21,799	e	Toyo Engineering Corp	174
76,100		Toyo Tanso Co Ltd	2,255
301,236		Toyota Tsusho Corp	11,374
18,256	*	TPI Composites, Inc	521
3,715,064		Trakya Cam Sanayi AS	2,641
128,309	*	TransDigm Group, Inc	47,769
1,948,502		Travis Perkins plc	27,039
192,712		Trelleborg AB (B Shares)	3,921
110,805		Trencor Ltd	223
100,455	*	Trex Co, Inc	7,733
81,872	*	Trimas Corp	2,489
56,329		Trinity Industries, Inc	2,064
186,421		Triton International Ltd	6,202
698,848		Triumph Group, Inc	16,283
8,456		Troax Group AB	274
25,800		Trusco Nakayama Corp	714
25,600		Tsubaki Nakashima Co Ltd	527
79,800		Tsubakimoto Chain Co	3,694
30,000		Tsugami Corp	297
14,700		Tsukishima Kikai Co Ltd	203
10,000		Tsurumi Manufacturing Co Ltd	165
6,441,299		Turk Sise ve Cam Fabrikalari AS	6,221
9,945		Turk Traktor ve Ziraat Makineleri AS	79
52,950	*	Tutor Perini Corp	995
25,354	*	Twin Disc, Inc	584
427,500		UEM Edgenta BHD	262
48,495	e	Ultra Electronics Holdings	1,004
5,000		Union Tool Co	187
206,300		Unique Engineering & Construction PCL	93
188,400	e	United Engineers Ltd	365
919,000		United Integrated Services Co Ltd	1,772
269,491	*	United Rentals, Inc	44,089
333,867		United Technologies Corp	46,678
357,157	*	Univar, Inc	10,950
361,406		Universal Forest Products, Inc	12,768
35,182		Uponor Oyj	460
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,357	*	USG Corp	$1,748
407,300		Ushio, Inc	5,586
296,672		Valmet Corp	6,608
43,910		Valmont Industries, Inc	6,082
315,500		Vanachai Group PCL	74
9,009	*	Varta AG.	296
17,571	g	VAT Group AG.	1,971
142,526	*	Vectrus, Inc	4,445
15,637	*	Veritiv Corp	569
51,131		Vestas Wind Systems AS	3,454
141,022		Vesuvius plc	1,184
57,042		V-Guard Industries Ltd	139
23,286	*	Vicor Corp	1,071
1,185,170		Vinci S.A.	112,757
59,977	*,e	Vivint Solar, Inc	312
58,470		Voltas Ltd	429
36,995		Voltronic Power Technology Corp	649
1,484,943		Volvo AB (B Shares)	26,190
5,236		Vossloh AG.	273
543,716		W.W. Grainger, Inc	194,330
77,264		Wabash National Corp	1,409
150,021	*	WABCO Holdings, Inc	17,693
54,987		Wabtec Corp	5,767
41,015		Wacker Construction Equipment AG.	1,051
44,004		Wajax Income Fund	890
22,100		Wakita & Co Ltd	274
16,890,000		Walsin Lihwa Corp	11,364
223,749	e	Wartsila Oyj (B Shares)	4,354
7,238		Washtec AG.	635
58,476		Watsco, Inc	10,415
124,280		Watts Water Technologies, Inc (Class A)	10,315
654,761		WCT Berhad	141
846,533		Weg S.A.	4,140
1,993,284		Weichai Power Co Ltd	2,468
170,300		Weichai Power Co Ltd (Class A)	212
609,393		Weir Group plc	13,981
1,394,019	*	Welbilt, Inc	29,107
72,623	*	Wesco Aircraft Holdings, Inc	817
660,774	*	WESCO International, Inc	40,605
4,393	*	Willis Lease Finance Corp	152
44,204	*,e	Willscot Corp	758
125,208		Wilson Bayly Holmes-Ovcon Ltd	1,360
71,197		Woodward Governor Co	5,757
77,734	e	WSP Global, Inc	4,254
279,300		XCMG Construction Machinery Co Ltd	160
64,100	*	Xiamen C & D, Inc	76
58,100		Xinjiang Goldwind Science & Technology Co Ltd	101
813,400		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	871
76,112		Xxentria Technology Materials Corp	177
53,265		Xylem, Inc	4,254
10,071		Y G-1 Co Ltd	105
77,700	e	Yahagi Construction Co Ltd	594
158,500		YAMABIKO Corp	1,964
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,800	*,e	Yamashin-Filter Corp	$196
42,600		Yamazen Corp	508
9,016,318		Yangzijiang Shipbuilding	8,174
73,015		Yazicilar Holding AS	208
102,486	e	YIT Oyj	717
23,000		Yokogawa Bridge Holdings Corp	482
61,300		Yuasa Trading Co Ltd	2,201
198,000		Yungtay Engineering Co Ltd	310
150,300		Yurtec Corp	1,260
12,100	e	Yushin Precision Equipment Co Ltd	132
27,047	*	Yuyang DNU Co Ltd	226
141,601		Zardoya Otis S.A.	1,319
6,926		Zehnder Group AG.	302
69,000		Zhejiang Chint Electrics Co Ltd	231
145,400		Zhengzhou Coal Mining Machinery Group Co Ltd	78
76,100		Zhengzhou Yutong Bus Co Ltd	162
528,741		Zhuzhou CSR Times Electric Co Ltd	3,020
273,600		Zoomlion Heavy Industry Science and Technology Co Ltd	149
17,794	e	Zumtobel AG.	169
		TOTAL CAPITAL GOODS	9,605,632

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
53,000	*	51job, Inc (ADR)	4,080
126,950		ABM Industries, Inc	4,094
208,313	*	Acacia Research (Acacia Technologies)	667
267,744		ACCO Brands Corp	3,025
176,170		Adecco S.A.	9,261
182,997	e	ADT, Inc	1,718
577,444	*	Advanced Disposal Services, Inc	15,637
13,900		Aeon Delight Co Ltd	507
107,988		AF AB	2,494
168,232	e	Aggreko plc	1,913
7,073		Akka Technologies S.A.	512
609,406		ALS Ltd	3,932
10,100	*	Altech Corp	227
9,041		Amadeus Fire AG	1,024
48,427		American Banknote S.A.	151
83,888		Applus Services S.A.	1,191
5,557		Assystem	187
470,028	e	Babcock International Group	4,427
9,062		Barrett Business Services, Inc	605
7,900	*,e	BayCurrent Consulting, Inc	220
19,800		Bell System24 Holdings, Inc	312
18,500		Benefit One, Inc	604
3,790		Bertrandt AG.	350
9,826		BG Staffing, Inc	267
149,105	g	Biffa plc	490
19,579		Bilfinger Berger AG.	988
258,189		Bingo Industries Ltd	586
224,645		Blue Label Telecoms Ltd	83
193,820		Brady Corp (Class A)	8,480
1,157,653		Brambles Ltd	9,117
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

413,055	g	Bravida Holding AB	$3,384
33,527	*	BrightView Holdings, Inc	538
90,537		Brink’s Co	6,315
12,050		Brunel International NV	174
240,781		Bureau Veritas S.A.	6,217
1,095,642		Capita Group plc	2,039
3,782,000	*	Capital Environment Holdings Ltd	96
148,074	*	Casella Waste Systems, Inc (Class A)	4,599
59,153	*,e	Caverion Corp	472
314,256	*	CBIZ, Inc	7,448
72,418		Ceco Environmental Corp	571
5,200	*,e	Central Security Patrols Co Ltd	231
3,955		Cewe Color Holding AG.	329
9,724	*	Charah Solutions, Inc	77
4,085,451		China Everbright International Ltd	3,527
1,084,000	e	China Greenland Broad Greenstate Group Co Ltd	104
171,600	*,e,g	China Literature Ltd	1,079
240,521	*	Cimpress NV	32,858
158,922		Cintas Corp	31,436
96,489	*	Clean Harbors, Inc	6,907
226,635	*,e	Clean TeQ Holdings Ltd	89
71,000		Cleanaway Co Ltd	406
5,316,754		Cleanaway Waste Management Ltd	7,211
153		Compx International, Inc	2
411,331	*	Copart, Inc	21,196
86,408	*	CoStar Group, Inc	36,364
1,157,000	*	Country Garden Services Holdings Co Ltd	1,953
155,203		Covanta Holding Corp	2,522
40,618		CRA International, Inc	2,040
65,105		Dai Nippon Printing Co Ltd	1,515
23,900		Daiseki Co Ltd	660
200,458		De La Rue plc	1,255
113,334		Deluxe Corp	6,453
285,329		Derichebourg	1,523
820,773		Downer EDI Ltd	4,680
83,913		Dun & Bradstreet Corp	11,958
26,898		Duskin Co Ltd	656
272,000	e	Dynagreen Environmental Protection Group Co Ltd	107
1,164,956		Edenred	44,394
10,013	e	Elanders AB	103
135,538		Elis S.A.	3,191
20,500		en-japan, Inc	1,029
37,649		Ennis, Inc	770
50,133		Essendant, Inc	643
2,486,558		Experian Group Ltd	63,805
69,567		Exponent, Inc	3,729
10,103	e	Fila S.p.A	205
13,178		Forrester Research, Inc	605
12,785	*	Franklin Covey Co	302
50,634	*	FTI Consulting, Inc	3,706
55,400		Fullcast Co Ltd	1,281
23,550		Funai Soken Holdings, Inc	534
4,642	e	GL Events	105
42,795	*	GP Strategies Corp	721
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,550,000	e	Greentown Service Group Co Ltd	$1,240
1,458,680		Group 4 Securicor plc	4,601
7,386		Groupe CRIT	608
3,881,657		Hays plc	10,304
98,265	e	Healthcare Services Group	3,992
185,521		Heidrick & Struggles International, Inc	6,280
50,909	*	Heritage-Crystal Clean, Inc	1,087
135,520		Herman Miller, Inc	5,204
58,398		HNI Corp	2,584
550,246		HomeServe plc	7,340
30,314	*	Huron Consulting Group, Inc	1,497
32,778		ICF International, Inc	2,473
848,372	*	IHS Markit Ltd	45,778
4,477		Indiabulls Wholesale Service	31
59,376	*	Innerworkings, Inc	470
206,633		Insperity, Inc	24,372
301,163		Interface, Inc	7,032
215,611		Intertek Group plc	14,026
78,106	g	Intertrust NV	1,445
53,421	e	Intrum Justitia AB	1,386
104,253		IPH Ltd	454
63,000	*	IR Japan Holdings Ltd	1,007
149,948		ISS A.S.	5,268
18,917	e	ITAB Shop Concept AB	52
23,700		Itoki Corp	138
444,690		IWG plc	1,405
10,000	e	JAC Recruitment Co Ltd	229
52,900		Jihua Group Corp Ltd	29
2,052	e	Kaba Holding AG.	1,548
255,399		KAR Auction Services, Inc	15,245
20,000		KD Holding Corp	115
86,094		Kelly Services, Inc (Class A)	2,069
28,281		KEPCO Plant Service & Engineering Co Ltd	867
169,909		Kforce, Inc	6,389
214,146		Kimball International, Inc (Class B)	3,587
162,541		Knoll, Inc	3,812
210,000		Kokuyo Co Ltd	3,782
233,433		Korn/Ferry International	11,494
19,900	e	Link And Motivation, Inc	248
199,634		Loomis AB	6,424
44,898		LSC Communications, Inc	497
190,057		Manpower, Inc	16,337
31,862		Matsuda Sangyo Co Ltd	446
58,535		Matthews International Corp (Class A)	2,936
77,038		McGrath RentCorp	4,196
46,022		McMillan Shakespeare Ltd	568
16,300		Meitec Corp	784
1,541,171		Michael Page International plc	11,484
150,995	*	Mistras Group, Inc	3,272
1,388,478		Mitie Group	2,655
23,144		Mitsubishi Pencil Co Ltd	426
104,933		Mobile Mini, Inc	4,601
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,297		Morneau Sobeco Income Fund	$1,264
25,700		Moshi Moshi Hotline, Inc	317
45,317		MSA Safety, Inc	4,824
19,031		Multi-Color Corp	1,185
58,436		Navigant Consulting, Inc	1,348
20,934		NICE Information Service Co Ltd	194
6,800	*	Nichiban Co Ltd	164
330,622		Nielsen NV	9,145
90,600		Nihon M&A Center, Inc	2,719
11,400		Nippon Kanzai Co Ltd	216
156,100		Nippon Parking Development Co Ltd	243
10,872	*	NL Industries, Inc	65
25,000		Nomura Co Ltd	516
129,000		Okamura Corp	1,725
101,041	*	On Assignment, Inc	7,975
48,800	e	Outsourcing, Inc	716
14,668		Oyo Corp	197
87,300		Park24 Co Ltd	2,639
10,500		Pasona Group, Inc	156
38,900		Pilot Corp	2,338
254,621		Pitney Bowes, Inc	1,803
31,200	e	Prestige International, Inc	373
176,556		Prosegur Cia de Seguridad S.A.	1,096
168,362		Quad Graphics, Inc	3,509
45,643	*,g	Quess Corp Ltd	559
89,900	*	Raksul, Inc	2,860
134,339		Randstad Holdings NV	7,170
286,000	*,e	Realord Group Holdings Ltd	159
2,003,478		Recruit Holdings Co Ltd	66,919
2,563,173		Rentokil Initial plc	10,619
469,363		Republic Services, Inc	34,104
38,467		Resources Connection, Inc	639
70,316	e	Restore plc	453
85,400		Ritchie Bros Auctioneers, Inc	3,082
155,900		Riverstone Holdings Ltd	135
372,600		Robert Half International, Inc	26,224
292,700		Rollins, Inc	17,764
146,311		RPS Group plc	420
99,156		RR Donnelley & Sons Co	535
20,016		S1 Corp (Korea)	1,649
17,052		Sato Corp	565
178,610		Secom Co Ltd	14,555
307,469		Securitas AB (B Shares)	5,345
598,962		Seek Ltd	8,968
696,324	*	Serco Group plc	887
213,252		SG Fleet Group Ltd	581
10,491		SGS S.A.	27,622
100,500	*,†,m	Shanghai Youngsun Investment C	84
521,304	e	Shanks Group plc	387
476,481		SmartGroup Corp Ltd	4,096
21,980		Societe BIC S.A.	2,012
50,100		Sohgo Security Services Co Ltd	2,201
117,992	*	SP Plus Corp	4,307
75,240	e	SPIE S.A.	1,498
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,743		Sporton International, Inc	$192
12,683	e	Staffline Group plc	205
74,097	e	Stantec, Inc	1,843
112,224		Steelcase, Inc (Class A)	2,076
166,446	*	Stericycle, Inc	9,767
41,000		Sunny Friend Environmental Technology Co Ltd	299
7,917		Synergie S.A	299
71,345		Systemax, Inc	2,350
173,660		Taiwan Secom Co Ltd	502
285,020		Taiwan-Sogo Shinkong Security Corp	336
90,000	e	Takeei Corp	658
20,200		Tanseisha Co Ltd	212
40,046	*,e	Team, Inc	901
5,819	*	TeamLease Services Ltd	198
55,400		TechnoPro Holdings, Inc	3,439
74,179		Teleperformance	13,994
175,134		Temp Holdings Co Ltd	4,110
134,042		Tetra Tech, Inc	9,155
30,400		Toppan Forms Co Ltd	292
258,835		Toppan Printing Co Ltd	4,156
11,600	e	Tosho Printing Co Ltd	82
301,709	e	Transcontinental, Inc	5,349
458,884		TransUnion	33,765
127,510	*	TriNet Group, Inc	7,181
55,786	*	TrueBlue, Inc	1,453
22,100		Trust Tech, Inc	862
33,300		Tus-Sound Environmental Resources Co Ltd	65
69,326		Unifirst Corp	12,038
16,000	*,e	United Technology Holdings Co Ltd	571
28,744		US Ecology, Inc	2,120
353,493	*	Verisk Analytics, Inc	42,614
27,094		Viad Corp	1,605
12,186		VSE Corp	404
92,216	*	WageWorks, Inc	3,942
281,000		Waste Connections, Inc	22,415
1,529,000		Waste Management, Inc	138,160
6,000	*	WDB Holdings Co Ltd	214
10,713	*	Willdan Group, Inc	364
253,984		Wolters Kluwer NV	15,833
4,000		World Holdings Co Ltd	121
7,100	*,e	YAMADA Consulting Group Co Ltd	166
26,800	e	Yumeshin Holdings Co Ltd	268
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,301,079

CONSUMER DURABLES & APPAREL - 2.0%
560,000		361 Degrees International Ltd	142
13,820	e	Accell Group	269
47,085		Acushnet Holdings Corp	1,292
207,305		Adidas-Salomon AG.	50,698
632,837		Aksa Akrilik Kimya Sanayii	1,048
105,000		Alpargatas S.A.	318
300,100		Alpine Electronics, Inc	5,638
521,135		Amer Sports Oyj (A Shares)	21,296
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

252,992	*	American Outdoor Brands Corp	$3,929
534,157		AmTRAN Technology Co Ltd	235
2,874,235		Anta Sports Products Ltd	13,721
7,976		Aquafil S.p.A	113
210,339		Arcelik AS	482
38,900		Arezzo Industria e Comercio S.A.	413
36,708	*	Aritzia, Inc	486
80,003		Arvind Ltd	351
112,137		Asics Corp	1,672
70,683		Bajaj Electricals Ltd	490
26,986	*	Bang & Olufsen AS (B Shares)	623
1,205,069		Barratt Developments plc	8,899
19,536		Bassett Furniture Industries, Inc	415
20,183		Bata India Ltd	270
45,044	*	Beazer Homes USA, Inc	473
331,236		Bellway plc	13,000
61,105		Beneteau S.A.	982
307,058		Berkeley Group Holdings plc	14,710
254,000	e	Best Pacific International Holdings Ltd	85
200,500	g	Bestway Global Holding, Inc	88
41,344		Bombay Dyeing & Manufacturing Co Ltd	96
186,974		Bonava AB	2,683
19,938,000		Bosideng International Holdings Ltd	2,798
137,562		Bovis Homes Group plc	1,920
59,984		Breville Group Ltd	566
462,576		BRP, Inc	21,686
533,265	*	BRP, Inc (Toronto)	25,015
83,149	e	Brunello Cucinelli S.p.A	3,235
37,525		Brunswick Corp	2,515
152,435		Burberry Group plc	4,003
770,000	*,e	C.banner International Holdings Ltd	54
1,887,573	*	Cairn Homes plc	3,200
5,552,409	*	Cairn Homes plc (London)	9,477
207,008		Callaway Golf Co	5,028
95,672	*,e	Canada Goose Holdings, Inc	6,163
102,340		Carter’s, Inc	10,091
27,115	e	Casio Computer Co Ltd	443
39,850	*	Cavco Industries, Inc	10,082
14,417	*	CCC S.A.	859
34,983	*	Century Communities, Inc	918
10,493		Chargeurs S.A.	257
2,981,400		China Dongxiang Group Co	498
970,000		China Lilang Ltd	906
11,600		Chofu Seisakusho Co Ltd	267
503		Christian Dior S.A.	216
625,719		Cie Financiere Richemont S.A.	51,015
1,026,000		Citychamp Watch & Jewellery Group Ltd	220
13,600		Clarion Co Ltd	210
28,802		Clarus Corp	318
8,000		Cleanup Corp	58
901,491		Coats Group plc	967
113,848		Columbia Sportswear Co	10,596
1,462,700	e	Consorcio ARA, S.A. de C.V.	528
7,600		Corona Corp	85
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

459,000	e,g	Cosmo Lady China Holdings Co Ltd	$200
780,492	g	Countryside Properties plc	3,519
163,138		Crest Nicholson Holdings plc	744
194,552	*	CROCS, Inc	4,142
509,227		Crompton Greaves Consumer Electricals Ltd	1,573
11,936		Cuckoo Electronics Co Ltd	1,732
15,569		Culp, Inc	377
2,230,200		Cyrela Brazil Realty S.A.	5,931
108,625	*	Deckers Outdoor Corp	12,881
49,095		De’Longhi S.p.A.	1,539
4,939		Delta-Galil Industries Ltd	146
21,990		Descente Ltd	461
137,515		DFS Furniture plc	387
16,858		Dorel Industries, Inc (Class B)	299
722,152		DR Horton, Inc	30,460
193,413		Eclat Textile Co Ltd	2,393
761,402		Electrolux AB (Series B)	16,773
16,782		Escalade, Inc	216
17,300	*	ES-Con Japan Ltd	122
30,628		Ethan Allen Interiors, Inc	636
40,135		Ez Tec Empreendimentos e Participacoes S.A.	167
59,484		F&F Co Ltd	4,520
1,567,672		Feng TAY Enterprise Co Ltd	9,654
12,200	e	Fields Corp	102
185,702		Fila Korea Ltd	7,512
9,344		Flexsteel Industries, Inc	278
863		Forbo Holding AG.	1,384
2,242,852		Formosa Taffeta Co Ltd	2,736
62,634		Forus S.A.	174
186,261	*,e	Fossil Group, Inc	4,336
57,191	e	Foster Electric Co Ltd	721
14,400		France Bed Holdings Co Ltd	124
339,999	*,e,m	Fuguiniao Co Ltd	0^
46,000	e	Fujibo Holdings Inc	1,415
38,000	e	Fujitsu General Ltd	638
144,214		Games Workshop Group plc	7,115
178,987		Garmin Ltd	12,538
46,924	e	Geox S.p.A.	118
15,891		Gerry Weber International AG.	52
541,439		Giant Manufacturing Co Ltd	2,322
164,561	*	G-III Apparel Group Ltd	7,930
397,803		Gildan Activewear, Inc	12,104
2,402,375	*,g	Glenveagh Properties plc	2,706
2,700,000	*,e,g	Glenveagh Properties plc (London)	3,099
8,126,000	*,e	Global Brands Group Holding Ltd	424
7,300	e	Goldwin, Inc	504
549,000	e	Goodbaby International Holding	220
154,553	*,e	GoPro, Inc	1,113
57,100	*	Gree Electric Appliances, Inc of Zhuhai	334
34,011	*	Green Brick Partners, Inc	343
5,600		Guararapes Confeccoes S.A.	144
45,000		Gunze Ltd	2,266
1,425,944		Haier Electronics Group Co Ltd	3,861
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,345		Hamilton Beach Brands Holding Co	$205
9,830		Handsome Co Ltd	332
2,565,330	e	Hanesbrands, Inc	47,279
12,003		Hansae Co Ltd	235
9,927		Hanssem Co Ltd	686
42,738		Hasbro, Inc	4,493
1,836,300		Haseko Corp	23,850
104,800		Heilan Home Co Ltd	157
49,000	e	Heiwa Corp	1,093
76,657	*	Helen of Troy Ltd	10,034
26,364,000	*	HengTen Networks Group Ltd	991
24,998		Hermes International	16,562
19,669		Himatsingka Seide Ltd	60
5,000	*	Hinokiya Group Co Ltd	131
4,724		Hitachi Home & Life Solutions India Ltd	120
34,235	*,e	HLB, Inc	3,703
102,680		Hooker Furniture Corp	3,471
466,000	†,m	Hosa International Ltd	17
176,145	*,e	Hovnanian Enterprises, Inc (Class A)	282
25,575		HS Industries Co Ltd	195
15,086		Hugo Boss AG.	1,161
380,093		Husqvarna AB (B Shares)	3,231
65,725	e	Hwaseung Enterprise Co Ltd	841
1,712	*	Hyosung TNC Co Ltd	287
18,925		Hyundai Livart Furniture Co Ltd	416
13,906		IC Companys AS	136
6,510	*	IFB Industries Ltd	94
305,825	e	Iida Group Holdings Co Ltd	5,435
29,601	*	Installed Building Products Inc	1,154
35,848	*	iRobot Corp	3,940
30,300		Japan Wool Textile Co Ltd	251
138,299	*	Jinshan Development & Construction Co Ltd	82
335,052	e	JM AB	6,570
157,500		JNBY Design Ltd	279
15,710		Johnson Outdoors, Inc	1,461
326,700		JVC KENWOOD Holdings, Inc	917
54,608		Kaufman & Broad S.A.	2,563
447,776		KB Home	10,706
783,000		Kinpo Electronics	276
39,956		KMC Kuei Meng International In	139
481,500		Konka Group Co Ltd	170
12,784		KPR Mill Ltd	107
45,700		Kurabo Industries Ltd	1,241
6,013		Kyungbang Ltd	70
14,142		LA Opala RG Ltd	43
125,056		La-Z-Boy, Inc	3,952
377,776		Lealea Enterprise Co Ltd	136
14,800	*,e	LEC, Inc	384
259,291		Leggett & Platt, Inc	11,354
33,588		Lennar Corp (B Shares)	1,293
682,120		Lennar Corp (Class A)	31,848
148,901		LG Electronics, Inc	9,528
54,795		LG Fashion Corp	1,287
24,034	*,e	LGI Homes, Inc	1,140
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,023,520	*	Li Ning Co Ltd	$969
32,467		Lifetime Brands, Inc	354
5,343	*,e	Lovesac Co	133
2,215		LPP S.A.	5,182
396,173	*	Lululemon Athletica, Inc	64,374
1,438,024		Luthai Textile Co Ltd	1,708
215,258		Luxottica Group S.p.A.	14,589
392,043		LVMH Moet Hennessy Louis Vuitton S.A.	138,537
120,945	*	M/I Homes, Inc	2,894
107,735		Makalot Industrial Co Ltd	534
80,288	*	Malibu Boats Inc	4,393
978,000	e	Man Wah Holdings Ltd	585
6,442	*,†,m	Mariella Burani S.p.A.	0
34,938		Marine Products Corp	800
7,300		Mars Engineering Corp	155
953,704	*,e	Mattel, Inc	14,973
24,270	g	Mavi Giyim Sanayi Ve Ticaret AS.	144
272,000		MC Group PCL	108
191,300	*	MCBC Holdings, Inc	6,864
282,642	g	McCarthy & Stone plc	494
125,052		MDC Holdings, Inc	3,699
123,000		Merida Industry Co Ltd	576
116,457	*	Meritage Homes Corp	4,647
693,229	*	Michael Kors Holdings Ltd	47,528
44,500	m	Midea Group Co Ltd	261
11,500		Misawa Homes Co Ltd	90
39,300		Mizuno Corp	988
198,815	*	Mohawk Industries, Inc	34,862
499,031		Moncler S.p.A	21,472
253,096		Movado Group, Inc	10,605
1,912,265		MRV Engenharia e Participacoes S.A.	5,819
3,893		Nacco Industries, Inc (Class A)	127
219,654		Namco Bandai Holdings, Inc	8,534
374,000		Nameson Holdings Ltd	50
28,000		Nan Liu Enterprise Co Ltd	144
39,553	*	Nautilus, Inc	552
50,070	*,g	Neinor Homes S.A.	910
14,106	*	New Home Co Inc	114
107,273		New Wave Group AB (B Shares)	795
1,048,844		Newell Rubbermaid, Inc	21,292
169,000		Nien Made Enterprise Co Ltd	1,323
3,362,254		Nike, Inc (Class B)	284,850
315,524		Nikon Corp	5,929
119,400		Nishat Mills Ltd	135
75,514		Nobia AB	534
21,808	*	NVR, Inc	53,883
362,431		Onward Kashiyama Co Ltd	2,427
830,835		Oriental Weavers	445
128,567	g	OVS S.p.A	368
21,933		Oxford Industries, Inc	1,978
345,000	e,g	Ozner Water International Holding Ltd	79
562,778		Pacific Textile Holdings Ltd	480
615		Page Industries Ltd	279
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,200		Paiho Shih Holdings Corp	$100
847,435		Panasonic Corp	9,823
40,761	e	Pandora AS	2,545
402,000	*,†,m	Peace Mark Holdings Ltd	0
18,306	*	Perry Ellis International, Inc	500
509,598		Persimmon plc	15,689
233,446	*	Peter England Fashions and Retail Ltd	591
437,907		Photo-Me International plc	710
20,656	m	PIK Group (GDR)	109
220,800	*,e	Pioneer Corp	225
81,048,570		Playmates Holdings Ltd	10,556
98,819		Polaris Industries, Inc	9,976
2,115,341		Pou Chen Corp	2,233
11,841,726		Prada S.p.A	56,579
350,900		Pressance Corp	4,488
45,794,500		PT Sri Rejeki Isman Tbk	1,057
1,001,600		Pulte Homes, Inc	24,810
5,820		Puma AG. Rudolf Dassler Sport	2,872
16,194	*	Puma SE	7,991
8,073	*,e	Purple Innovation, Inc	47
339,729		PVH Corp	49,057
250,000	e	Q Technology Group Co Ltd	162
56,600		Qingdao Haier Co Ltd	136
27,000		Quang Viet Enterprise Co Ltd	122
205,444		Rajesh Exports Ltd	1,916
69,218		Ralph Lauren Corp	9,521
67,896		Raymond Ltd	622
1,431,998		Redrow plc	10,884
240,000	g	Regina Miracle International Holdings Ltd	164
51,444		Rinnai Corp	3,922
8,220		Rocky Brands, Inc	233
362,928	*,e	Roku, Inc	26,505
465,000	*	Roo Hsing Co Ltd	183
606,956		Ruentex Industries Ltd	1,206
21,209	*,e	Safilo Group S.p.A.	52
33,024		Salvatore Ferragamo Italia S.p.A	789
31,500		Sangetsu Co Ltd	618
122,321		Sankyo Co Ltd	4,785
20,496		SEB S.A.	3,486
42,104		Sega Sammy Holdings, Inc	621
70,000	e	Seiko Holdings Corp	1,971
715,030		Seiren Co Ltd	12,120
423,016		Sekisui Chemical Co Ltd	7,801
1,255,135		Sekisui House Ltd	19,140
25,656		Sharp Corp	521
1,278,124		Shenzhou International Group Holdings Ltd	16,400
22,445		Shimano, Inc	3,619
3,648		Sioen Industries NV	102
82,467	*	Skechers U.S.A., Inc (Class A)	2,303
109,640		Skyline Corp	3,132
1,988,000		Skyworth Digital Holdings Ltd	561
26,008	*	SodaStream International Ltd	3,721
22,266	*,e	Sonos, Inc	357
4,824,509		Sony Corp	293,270
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

596,272	*,e,g	Spin Master Corp	$23,645
36,189		SRF Ltd	855
54,300	e	Starts Corp, Inc	1,197
77,029		Steven Madden Ltd	4,075
22,652	e	Sturm Ruger & Co, Inc	1,564
137,554	e	Sumitomo Forestry Co Ltd	2,391
11,463		Superior Uniform Group, Inc	218
4,496		Surteco SE	114
25,562		Swatch Group AG.	10,159
203,187		Swatch Group AG. (Registered)	15,826
11,307		Symphony Ltd	153
636,602		Tainan Spinning Co Ltd	277
142,600		Taiwan Paiho Ltd	283
10,500		Tamron Co Ltd	224
1,653,641		Tapestry, Inc	83,129
1,232,298	*	Tatung Co Ltd	1,626
323,033	*	Taylor Morrison Home Corp	5,827
4,819,065		Taylor Wimpey plc	10,772
451,000		TCL Multimedia Technology Holdings Ltd	214
316,162	g	Technogym S.p.A	3,870
1,232,573		Techtronic Industries Co	7,862
18,826		Ted Baker plc	568
158,894	e	Telford Homes plc	860
374,293	*,e	Tempur Sealy International, Inc	19,800
1,984,000		Texhong Textile Group Ltd	2,974
458,000		Texwinca Holdings Ltd	181
133,757	g	Thule Group AB	3,231
614,350		Titan Industries Ltd	6,830
6,139	e	Tod’s S.p.A.	418
27,090		Token Corp	1,775
263,097		Toll Brothers, Inc	8,690
82,054	*	TomTom NV	672
51,868		Tomy Co Ltd	534
61,830	*	TopBuild Corp	3,513
204,987	*	TRI Pointe Homes, Inc	2,542
9,546		Trigano S.A.	1,044
37,800		TSI Holdings Co Ltd	275
165,603		Tsutsumi Jewelry Co Ltd	3,198
1,920		TTK Prestige Ltd	169
67,390		Tupperware Corp	2,254
114,776	*,e	Turtle Beach Corp	2,289
308,493	*,e	Under Armour, Inc	6,003
1,097,438	*,e	Under Armour, Inc (Class A)	23,288
19,830	*	Unifi, Inc	562
214,600	*	Unitika Ltd	1,368
17,478	*	Universal Electronics, Inc	688
25,600	e	Universal Entertainment Corp	780
3,870		VAN DE Velde	114
28,607		Vardhman Textiles Ltd	401
64,183	*	Vera Bradley, Inc	979
66,384	*	Vestel Elektronik Sanayi	90
632,671		VF Corp	59,123
71,672	*,e	Victoria plc	656
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,438		VIP Industries Ltd	$128
100,300	*	Vista Outdoor, Inc	1,794
65,600	*	Vulcabras Azaleia S.A.	82
34,166	*,e	Vuzix Corp	224
27,513		Wacoal Holdings Corp	789
526,619		Welspun India Ltd	425
114,831		Whirlpool Corp	13,636
37,423		Whirlpool of India Ltd	697
92,188	*	William Lyon Homes, Inc	1,465
448,444		Wolverine World Wide, Inc	17,512
54,811		Woongjin Coway Co Ltd	4,289
993,500		XTEP International Holdings	574
36,781		Yamaha Corp	1,949
10,500	e	Yondoshi Holdings, Inc	220
37,000	e	Yonex Co Ltd	250
14,040		Youngone Corp	500
7,872		Youngone Holdings Co Ltd	460
560,907		Yue Yuen Industrial Holdings	1,559
274,731	*	Zagg, Inc	4,052
27,764		Zeng Hsing Industrial Co Ltd	129
26,000	e	Zojirushi Corp	368
		TOTAL CONSUMER DURABLES & APPAREL	2,496,704

CONSUMER SERVICES - 1.9%
9,600	*,e	500.com Ltd (ADR)	106
231,956		888 Holdings plc	602
406,946		AA plc	514
54,968	*,g	AcadeMedia AB	305
3,168,848		Accor S.A.	162,790
14,953,900		Accordia Golf Trust	5,962
80,580	*	Adtalem Global Education, Inc	3,884
301,833		Advtech Ltd	317
4,600		Aeon Fantasy Co Ltd	171
68,591	e	Ainsworth Game Technology Ltd	60
330,000		Ajisen China Holdings Ltd	136
470,900		Alsea SAB de C.V.	1,602
34,531	*	American Public Education, Inc	1,141
711,988		ARAMARK Holdings Corp	30,630
12,100		ARCLAND SERVICE Co Ltd	229
5,786,594		Arcos Dorados Holdings, Inc	36,166
266,985		Ardent Leisure Group	344
802,278		Aristocrat Leisure Ltd	16,476
60,000	e	Atom Corp	540
80,795		Autogrill S.p.A.	825
39,622	*,g	Basic-Fit NV	1,348
145,713		BBX Capital Corp	1,081
945,696	*	Belmond Ltd.	17,259
98,725		Benesse Holdings Inc	2,811
2,151,700		Berjaya Sports Toto BHD	1,232
1,793		bet-at-home.com AG.	124
548,492		Betsson AB	4,222
154	*	Biglari Holdings, Inc (A Shares)	142
5,246	*	Biglari Holdings, Inc (B Shares)	951
55,805		BJ’s Restaurants, Inc	4,029
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,500	*	BK Brasil Operacao e Assessoria a Restaurantes S.A.	$268
2,248,600		Bloomberry Resorts Corp	365
721,275		Bloomin’ Brands, Inc	14,274
10,804	e	Bluegreen Vacations Corp	193
21,335	*	Bojangles’, Inc	335
259,277		Boyd Gaming Corp	8,777
102,439	*	Bright Horizons Family Solutions	12,071
59,482	e	Brinker International, Inc	2,780
7,000		BRONCO BILLY Co Ltd	228
210,050	*,e	Caesars Entertainment Corp	2,153
234,000	e	Cafe de Coral Holdings Ltd	535
29,646	*	Cambium Learning Group, Inc	351
391,514	*	Career Education Corp	5,845
1,182,538		Carnival Corp	75,410
64,352		Carnival plc	3,993
236,887		Carriage Services, Inc	5,105
484,518	*	Carrols Restaurant Group, Inc	7,074
46,958	*	Century Casinos, Inc	350
57,782	e	Cheesecake Factory	3,094
144,047	*	Chegg, Inc	4,095
32,670	*,e	Cherry AB	209
36,800		China International Travel Service Corp Ltd	364
1,104,000		China Maple Leaf Educational Systems Ltd	580
277,000	g	China New Higher Education Group Ltd	190
2,746,000		China Travel International Inv HK	883
732,640	g	China Yuhua Education Corp Ltd	353
94,537	*	Chipotle Mexican Grill, Inc (Class A)	42,969
13,324		Choice Hotels International, Inc	1,110
15,633		Churchill Downs, Inc	4,341
21,363	*	Chuy’s Holdings, Inc	561
10,868		Cie des Alpes	378
53,550		City Lodge Hotels Ltd	529
69,590	*	Codere S.A.	580
78,811		Collins Foods Ltd	353
35,700	e	Colowide Co Ltd	913
1,013,033		Compass Group plc	22,523
63,866		Corporate Travel Management Ltd	1,409
102,189		Cox & Kings India Ltd	237
25,862	e	Cracker Barrel Old Country Store, Inc	3,805
30,500		Create Restaurants Holdings, Inc	356
466,894		Crown Resorts Ltd	4,617
110,048	*,e	Curro Holdings Ltd	230
94,100		CVC Brasil Operadora e Agencia de Viagens S.A.	1,009
212,343		Dadi Early-Childhood Education Group Ltd	1,506
16,116		Daekyo Co Ltd	106
73,000		Dahan Development Corp	155
4,200	e	Daisyo Corp	63
233,259		Dalata Hotel Group plc	1,855
127,765	n	Darden Restaurants, Inc	14,206
96,424		Dave & Buster’s Entertainment, Inc	6,385
44,309	*	Del Frisco’s Restaurant Group, Inc	368
40,957	*	Del Taco Restaurants, Inc	484
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

135,184	*	Denny’s Corp	$1,990
140,679		Dignity plc	1,862
22,632	e	DineEquity, Inc	1,840
4,209		DO & CO AG.	367
42,715		Domino’s Pizza Enterprises Ltd	1,643
2,007,114		Domino’s Pizza Group plc	7,309
62,806		Domino’s Pizza, Inc	18,515
11,800,000	e	Donaco International Ltd	1,493
5,328		DoubleUGames Co Ltd	331
19,900		Doutor Nichires Holdings Co Ltd	370
80,048	*	Drive Shack, Inc	477
2,163,105	*	Dubai Parks & Resorts PJSC	206
166,417		Dunkin Brands Group, Inc	12,268
1,734,800		Dynam Japan Holdings Co Ltd	2,150
128,725		EIH Ltd	263
114,285	*	El Pollo Loco Holdings, Inc	1,434
89,102	*,e	Eldorado Resorts, Inc	4,330
74,538	e,g	Elior Participations S.C.A	1,154
19,515	*	Emerson Pacific, Inc	185
240,000		Emperor Entertainment Hotel Ltd	46
5,197	*,e	Empire Resorts, Inc	48
69,516	e	EnerCare, Inc	1,558
379,038	*	Enterprise Inns plc	818
833,200		Erawan Group PCL	209
661,500		Estacio Participacoes S.A.	4,093
33,193	g	Evolution Gaming Group AB	2,362
1,942,116		Extended Stay America, Inc	39,289
48,000		Fairwood Holdings Ltd	168
45,542	*	Famous Brands Ltd	318
32,320	*	Fiesta Restaurant Group, Inc	865
163,903	e	Flight Centre Travel Group Ltd	6,294
12,990		Formosa International Hotels Corp	58
616,000		Fu Shou Yuan International Group Ltd	481
13,899	e	Fuji Kyuko Co Ltd	455
5,400	e	Fujita Kanko, Inc	163
260,877	e	G8 Education Ltd	377
27,100		GAEC Educacao S.A.	92
2,492,974		Galaxy Entertainment Group Ltd	15,748
282,306	*,e	Gaming Innovation Group, Inc	92
8,317,892		Genting BHD	15,695
6,382,771		Genting Singapore Ltd	4,948
1,759,078		Gold Reef Resorts Ltd	2,537
25,206	*,e	Golden Entertainment, Inc	605
57,155		Gourmet Master Co Ltd	490
2,315		Graham Holdings Co	1,341
103,064	*	Grand Canyon Education, Inc	11,626
21,139		Grand Korea Leisure Co Ltd	475
83,676	*	Great Canadian Gaming Corp	2,999
201,717		Greene King plc	1,288
148,857		Greggs plc	2,045
498,247		GVC Holdings plc	5,962
589,991		H&R Block, Inc	15,192
78,705	*,e	Habit Restaurants, Inc	1,255
820,000	*,g	Haichang Holdings Ltd	175
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,224		Hana Tour Service, Inc	$415
14,396		Hiday Hidaka Corp	290
74,762	*	Hilton Grand Vacations, Inc	2,475
106,179		Hilton Worldwide Holdings, Inc	8,577
22,300		HIS Co Ltd	746
245,700	*	Hoteles City Express SAB de C.V.	304
471,689	*	Houghton Mifflin Harcourt Co	3,302
26,175		Huangshan Tourism Development Co Ltd	32
4,290,000	*,e	Huayi Tencent Entertainment Co Ltd	162
144,700		Huazhu Group Ltd (ADR)	4,674
73,210		Hyatt Hotels Corp	5,827
10,800	e	Ichibanya Co Ltd	430
412,359		IDP Education Ltd	3,073
489,091		Indian Hotels Co Ltd	924
82,724		InterContinental Hotels Group plc	5,149
1,487,908	e	International Game Technology plc	29,386
44,294		International Speedway Corp (Class A)	1,940
69,628	e	Invocare Ltd	622
62,219	*	J Alexander’s Holdings, Inc	740
93,257		Jack in the Box, Inc	7,818
150,632	*	Jackpotjoy plc	1,490
416,567		Jollibee Foods Corp	1,981
79,758		Jubilant Foodworks Ltd	1,354
84,876	*	K12, Inc	1,502
296,084		Kangwon Land, Inc	7,660
15,600	e	Kappa Create Co Ltd	186
15,200	e	Kisoji Co Ltd	357
8,600	*	KNT-CT Holdings Co Ltd	99
75,000		KOMEDA Holdings Co Ltd	1,517
29,500		Koshidaka Holdings Co Ltd	339
1,208,545		Kroton Educacional S.A.	3,411
7,900		Kura Corp	513
22,500	e	Kyoritsu Maintenance Co Ltd	951
906,652	*,†,m	Ladbrokes Coral Group plc	133
1,656,228		Las Vegas Sands Corp	98,264
301,671	*	Laureate Education, Inc	4,658
142,237	e,g	LeoVegas AB	963
28,074	*	Lindblad Expeditions Holdings, Inc	417
8,303	*	Lotte Tour Development Co Ltd	117
7,061,000		Macau Legend Development Ltd	1,280
1,430,800		Magnum BHD	664
24,112		Mahindra Holidays & Resorts India Ltd	71
409,900	e	Mandarin Oriental International Ltd	840
885,570		Marriott International, Inc (Class A)	116,922
74,265	e	Marriott Vacations Worldwide Corp	8,299
412,137		Marston’s plc	530
5,300		Matsuya Foods Co Ltd	169
1,200,000		Max’s Group, Inc	260
1,859,054		McDonald’s Corp	311,001
73,353		McDonald’s Holdings Co Japan Ltd	3,221
13,000		Meiko Network Japan Co Ltd	121
2,967,394	e	Melco Crown Entertainment Ltd (ADR)	62,760
2,763,000		Melco International Development	5,500
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,850,200	*	Melco Resorts And Entertainment Philippines Corp	$4,025
72,752		Melia Hotels International S.A.	813
130,104	g	Merlin Entertainments plc	679
2,526,500	e	MGM China Holdings Ltd	3,989
151,471		MGM Resorts International	4,228
1		Minor International PCL (ADR)	0	^
1,581,008		Minor International PCL (Foreign)	2,005
198,746		Mitchells & Butlers plc	683
9,816		Modetour Network, Inc	223
14,440	*	Monarch Casino & Resort, Inc	656
3,800		Monogatari Corp	372
16,500	e	MOS Food Services, Inc	430
38,072	e	MTY Food Group, Inc	1,894
4,091		Nathan’s Famous, Inc	337
148,160		Navitas Ltd	479
121,276		NetEnt AB	490
151,098		New Oriental Education & Technology Group (ADR)	11,183
133,969		NH Hoteles S.A.	976
19,513	*,e	Noodles & Co	236
133,190	*	Norwegian Cruise Line Holdings Ltd	7,649
9,800		Ohsho Food Service Corp	684
599,906		OPAP S.A.	6,298
10,979	*	Orascom Development Holding AG.	133
234,591		Oriental Land Co Ltd	24,528
21,275		Paddy Power plc	1,816
81,782		Pandox AB	1,465
30,701	e	Papa John’s International, Inc	1,574
28,249		Paradise Co Ltd	533
48,524		Park Lawn Corp	1,000
1,175,063	g	Parques Reunidos Servicios Centrales SAU	15,690
38,470		Patisserie Holdings plc	218
1,080,347	*	Penn National Gaming, Inc	35,565
9,000	e	Pepper Food Service Co Ltd	318
8,200	e	PIA Corp	424
2,772	*	Pierre & Vacances	90
70,386	*	Pinnacle Entertainment, Inc	2,371
173,148		Planet Fitness, Inc	9,355
63,909	*	PlayAGS, Inc	1,883
206,763		Playtech Ltd	1,312
11,900	e	Plenus Co Ltd	194
32,595	*	Potbelly Corp	401
6,113,000		Premium Leisure Corp	98
29,298		RCI Hospitality Holdings, Inc	868
237,504		Recipe Unlimited Corp	5,349
21,742	*	Red Lion Hotels Corp	272
18,265	*	Red Robin Gourmet Burgers, Inc	733
1,120,749		Red Rock Resorts, Inc	29,868
332,000		Regal Hotels International Holdings Ltd	182
117,836	*	Regis Corp	2,407
3,114,829		Resorts World BHD	3,755
54,400	e	Resorttrust, Inc	897
1,102,951	e	Restaurant Brands International, Inc	65,383
170,631	e	Restaurant Brands International, Inc (Toronto)	10,103
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,236		Restaurant Brands New Zealand Ltd	$421
128,614	e	Restaurant Group plc	498
30,482		Rezidor Hotel Group AB	125
15,500	e	Ringer Hut Co Ltd	328
8,900	*,e	RISE Education Cayman Ltd (ADR)	105
49,700		Round One Corp	658
469,734		Royal Caribbean Cruises Ltd	61,037
18,300		Royal Holdings Co Ltd	477
89,905		Ruth’s Chris Steak House, Inc	2,837
19,100		Saizeriya Co Ltd	373
2,801,695		Sands China Ltd	12,617
317,877	g	Scandic Hotels Group AB	3,566
110,153	*	Scientific Games Corp (Class A)	2,798
289,120	*	SeaWorld Entertainment, Inc	9,087
47,496	g	Ser Educacional S.A.	195
387,616		Service Corp International	17,133
470,548	*	ServiceMaster Global Holdings, Inc	29,188
33,377	*	Shake Shack, Inc	2,103
45,649		Shanghai Jinjiang International Travel Co Ltd	95
1,454,120		Shangri-La Asia Ltd	2,152
125,100		Shenzhen Overseas Chinese Town Co Ltd	115
1,138		Shinsegae Food Co Ltd	117
35,400	e	Six Flags Entertainment Corp	2,472
1,504,148		SJM Holdings Ltd	1,386
38,027		SkiStar AB (Series B)	948
1,243,492		Sky City Entertainment Group Ltd	3,304
160,600	e	Skylark Co Ltd	2,376
17,903		Sodexho Alliance S.A.	1,899
46,372	e	Sonic Corp	2,010
50,018	*	Sotheby’s (Class A)	2,460
16,525		Speedway Motorsports, Inc	295
1,430,942		SSP Group plc	13,514
11,500		St Marc Holdings Co Ltd	268
240,487	*,e	Stadio Holdings Ltd	71
588,685		Star Entertainment Grp Ltd	2,207
2,323,353		Starbucks Corp	132,059
144,876	*	Stars Group, Inc	3,598
52,222		Strategic Education Inc	7,156
5,500	e	Studio Alice Co Ltd	114
79,675	*	Sun International Ltd	341
50,200	e	Sushiro Global Holdings Ltd	2,973
1,345,397		Tabcorp Holdings Ltd	4,733
363,626	*	TAL Education Group (ADR)	9,349
22,800	e	Tarena International, Inc (ADR)	185
76,998	g	Telepizza Group S.A.	456
90,270		Texas Roadhouse, Inc (Class A)	6,255
874,722		Thomas Cook Group plc	659
138,361		Thomas Cook India Ltd	428
4,300	*,e	TKP Corp	158
55,700		Tokyo Dome Corp	488
10,400	e	Tokyotokeiba Co Ltd	400
14,200	e	Toridoll.corp	309
11,500		Tosho Co Ltd	467
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,455	*,e	Town Sports International Holdings, Inc	$177
2,125,157		TUI AG. (DI)	40,766
17,500	*,e	Tuniu Corp (ADR)	126
710,554		Unibet Group plc (ADR)	7,965
121,841		Vail Resorts, Inc	33,436
3,647	*,g	Vapiano SE	37
15,600	e	Watami Co Ltd	178
158,657	*	Weight Watchers International, Inc	11,422
343,371		Wendy’s	5,885
44,651		Wetherspoon (J.D.) plc	760
165,311		Whitbread plc	10,160
663,102		William Hill plc	2,179
74,415		Wingstop, Inc	5,080
410,000		Wisdom Education International Holdings Co Ltd	216
41,220		Wowprime Corp	111
59,059		Wyndham Hotels & Resorts, Inc	3,282
108,249		Wyndham Worldwide Corp	4,694
3,935,561		Wynn Macau Ltd	9,038
439,577	n	Wynn Resorts Ltd	55,853
9,300		Yomiuri Land Co Ltd	372
14,811		Yong Pyong Resort Co Ltd	96
42,400	e	Yoshinoya D&C Co Ltd	672
1,848,189		Yum China Holdings, Inc	64,890
897,949		Yum! Brands, Inc	81,633
72,900	e	Zensho Co Ltd	1,438
27,260	*,e	Zoe’s Kitchen, Inc	347
		TOTAL CONSUMER SERVICES	2,427,002

DIVERSIFIED FINANCIALS - 3.6%
666,797		3i Group plc	8,165
22,247		ABC Arbitrage	161
17,139		Ackermans & Van Haaren	2,983
62,830	e	Acom Co Ltd	253
129,200		Aeon Credit Service M BHD	503
38,970		AEON Financial Service Co Ltd	807
33,128		Affiliated Managers Group, Inc	4,529
88,666		AG Mortgage Investment Trust	1,612
115,655		AGF Management Ltd	547
909,610		AGNC Investment Corp	16,946
213,500	*,e	Aiful Corp	640
35,651		Aker ASA (A Shares)	3,215
1,792,599		Al Waha Capital PJSC	910
22,839		Alaris Royalty Corp	359
580,826		Alexander Forbes Group Holdings Ltd	203
126,953	*,e	Allied Minds plc	120
983,912		Ally Financial, Inc	26,024
811,840		Amanat Holdings PJSC	250
3,131,342		American Express Co	333,457
324,794		Ameriprise Financial, Inc	47,959
3,348,690		AMP Ltd	7,720
487,007	g	Amundi S.A.	36,471
1,812,427	g	Anima Holding S.p.A	8,881
1,915,984		Annaly Capital Management, Inc	19,601
129,369		Anworth Mortgage Asset Corp	599
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

165,045		Apollo Commercial Real Estate Finance, Inc	$3,114
87,139	e	Arbor Realty Trust, Inc	1,000
222,474		Ares Commercial Real Estate Corp	3,108
34,522	e	Arlington Asset Investment Corp (Class A)	322
55,497	*	ARMOUR Residential REIT, Inc	1,246
119,477	e	Arrow Global Group plc	360
64,926		Artisan Partners Asset Management, Inc	2,104
1,171	*	Ashford, Inc	89
1,949,704		Ashmore Group plc	9,227
12,981	*,†,m	Asia Pacific Investment Partners Ltd	0	^
3,970	e	Associated Capital Group, Inc	169
17,565		Aurelius AG.	927
484,699		Australian Stock Exchange Ltd	22,295
14,657	e	Avanza AB	666
2,702,469		AXA Equitable Holdings, Inc	57,968
76,548	*,e	Axactor AB	234
333,416		Ayala Corp	5,725
2,215	*,†,m	Ayala Corp Preferred	0	^
99,215	e	Azimut Holding S.p.A.	1,491
26,428		B. Riley Financial, Inc	599
554,127	e	B2Holding ASA	1,101
1,996,853		B3 S.A.-Brasil Bolsa Balcao	11,570
284,273		Bajaj Finance Ltd	8,510
63,256	g	Banca Farmafactoring S.p.A	377
263,699		Banca Generali S.p.A	6,792
44,188		Banca IFIS S.p.A.	993
198,519		Banca Mediolanum S.p.A	1,346
41,394		Banco Latinoamericano de Exportaciones S.A. (Class E)	866
2,874,527		Bank of New York Mellon Corp	146,572
1,140,716		BGC Partners, Inc (Class A)	13,483
213,714		BinckBank NV	1,314
71,954		BlackRock, Inc	33,914
974,333		Blackstone Group LP	37,103
281,907	e	Blackstone Mortgage Trust, Inc	9,447
484,000	e	BOCOM International Holdings Co Ltd	96
328,700		Bolsa Mexicana de Valores S.A. de C.V.	672
48,970		Bolsas y Mercados Espanoles	1,579
216,598	*,e	Brait S.A.	579
449,274		Brewin Dolphin Holdings plc	2,005
750,000	e	Bright Smart Securities & Commodities Group Ltd	156
1,116,021		Brookfield Asset Management, Inc	49,673
178,474		BSE Ltd	1,681
207,405		BT Investment Management Ltd	1,317
60,247		Bure Equity AB	771
369,791		Burford Capital Ltd	9,359
559,050		Bursa Malaysia BHD	1,056
291,169		Canaccord Financial, Inc	1,555
224,584	*	Cannae Holdings, Inc	4,705
926,333		Capital First Ltd	6,264
626,917		Capital One Financial Corp	59,513
580,990		Capital Securities Corp	196
126,301		Capstead Mortgage Corp	999
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

252,980		CBOE Holdings, Inc	$24,276
56,269		Cembra Money Bank AG.	5,094
12,058		Central Depository Services India Ltd	37
110,200	e	Century Leasing System, Inc	6,845
127,354		Cerved Information Solutions S.p.A	1,369
2,805,028		Chailease Holding Co Ltd	9,818
568,463		Challenger Financial Services Group Ltd	4,600
776,298		Charles Schwab Corp	38,155
15,521		Cherry Hill Mortgage Investment Corp	281
386,568		Chimera Investment Corp	7,008
620,000		China Bills Finance Corp	284
22,519,105		China Cinda Asset Management Co Ltd	5,692
1,031,125		China Everbright Ltd	1,847
12,408,545		China Galaxy Securities Co Ltd	5,772
10,860,000	g	China Huarong Asset Management Co Ltd	1,996
2,047,200	e,g	China International Capital Corp Ltd	3,771
3,481	*,e	China Internet Nationwide Financial Services, Inc	30
472,000	*	China Investment Fund International Holdings Co Ltd	1,180
1,312,000	*,e	China LNG Group Ltd	194
930,000	*	China Tonghai International Financial Ltd	90
18,820,000	*,e	Chong Sing Holdings FinTech Gr	1,010
655,176		CI Financial Corp	10,403
2,527,915		CITIC Securities Co Ltd	4,482
120,800		CITIC Securities Co Ltd (Class A)	293
5,214,355	e	ClearView Wealth Ltd	3,543
379,503		Close Brothers Group plc	7,822
385,095	g	CMC Markets plc	698
619,497		CME Group, Inc	105,445
59,861		Coface S.A.	568
30,030		Cohen & Steers, Inc	1,220
113,323	e	Colony Credit Real Estate, Inc	2,492
953,700		Concentradora Hipotecaria SAPI de C.V.	839
195,416		Coronation Fund Managers Ltd	745
9,494		Corp Financiera Alba	527
55,262		Corp Financiera Colombiana S.A.	410
111,651	*,e	Cowen Group, Inc	1,820
84,387	*,e	Credit Acceptance Corp	36,967
22,917		Credit Analysis & Research Ltd	375
42,339	e	Credit Corp Group Ltd	681
86,842		Credit Saison Co Ltd	1,416
9,726,197		Credit Suisse Group	145,946
675,351		Credito Real SAB de C.V.	927
25,037		CRISIL Ltd	606
15,941	*	Curo Group Holdings Corp	482
411,404		Daewoo Securities Co Ltd	3,141
51,842		Daishin Securities Co Ltd	584
13,887		Daishin Securities Co Ltd PF	118
1,660,575		Daiwa Securities Group, Inc	10,099
10,212		Daou Data Corp	104
125,902		Daou Technology, Inc	2,542
281,032		DeA Capital S.p.A.	414
419,816		Deutsche Bank AG. (Registered)	4,782
7,871		Deutsche Beteiligungs AG.	323
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,216		Deutsche Boerse AG.	$12,998
4,736		Diamond Hill Investment Group, Inc	783
1,155,000	*	Dingyi Group Investment Ltd	83
375,315		Discover Financial Services	28,693
360,170	g	doBank S.p.A	3,957
59,679	*	Donnelley Financial Solutions, Inc	1,069
69,705		Dynex Capital, Inc	445
1,728,010	*	E*TRADE Financial Corp	90,530
202,087		Eaton Vance Corp	10,622
196,197		Eclipx Group Ltd	364
194,022		ECN Capital Corp	566
634,808		Edelweiss Capital Ltd	1,662
6,582	*	EFG Financial Products Holding AG.	340
181,840		EFG International	1,386
388,785		Egyptian Financial Group-Hermes Holding	373
290,631	e	Element Financial Corp	1,496
25,361	*,e	Elevate Credit, Inc	204
2,022,000	e	Emperor Capital Group Ltd	102
35,207	*,e	Encore Capital Group, Inc	1,262
325,761	*	Enova International, Inc	9,382
14,403		Eurazeo	1,134
1,584,459	g	Euronext NV	104,107
152,105		Evercore Partners, Inc (Class A)	15,294
98,319		Exantas Capital Corp	1,080
199,550		EXOR NV	13,314
64,301	*,e	Ezcorp, Inc (Class A)	688
59,685		Factset Research Systems, Inc	13,352
4,932,276		Far East Horizon Ltd	4,694
130,964		Federated Investors, Inc (Class B)	3,159
6,399		Ferratum Oyj	111
392,467	*	FGL Holdings	3,513
30,480		Fiera Capital Corp	294
42,200	e	Financial Products Group Co Ltd	404
6,937	*	FinTech Group AG.	241
2,856,500		First Pacific Co	1,408
146,198		FirstCash, Inc	11,988
3,514,432		FirstRand Ltd	16,858
158,310		FlexiGroup Ltd	219
249,276	g	Flow Traders	7,322
25,394	*	Focus Financial Partners, Inc	1,205
194,715		Franklin Resources, Inc	5,921
4,180,000	*	Freeman Financial Corp Ltd	42
7,537,461		Fubon Financial Holding Co Ltd	12,785
39,619,242		Fuhwa Financial Holdings Co Ltd	20,885
16,000		Fuyo General Lease Co Ltd	973
34,273	e	Gain Capital Holdings, Inc	223
6,173		GAMCO Investors, Inc (Class A)	145
4,978,200	e	Gentera SAB de C.V.	5,052
24,884	*	Georgia Capital plc	362
2,532,800		GF Securities Co Ltd	3,239
104,700		GF Securities Co Ltd (Class A)	211
12,613		Gimv NV	690
93,894	e	Gluskin Sheff + Associates, Inc	1,085
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,784,236		Goldman Sachs Group, Inc	$400,097
114,522		Granite Point Mortgage Trust, Inc	2,208
20,292		Great Ajax Corp	276
186,886	*	Green Dot Corp	16,599
26,762	e	Greenhill & Co, Inc	705
15,868		GRENKELEASING AG.	1,886
77,931		Groupe Bruxelles Lambert S.A.	8,169
438,745		Grupo de Inversiones Suramericana S.A.	5,147
219,321		Grupo de Inversiones Suramericana S.A. (Preference)	2,517
94,115		GT Capital Holdings, Inc	1,427
276,500	e	Guolian Securities Co Ltd	77
8,637,800	e	Guotai Junan International Hol	1,510
10,800		Guotai Junan Securities Co Ltd	24
1,426,800	e,g	Guotai Junan Securities Co Ltd (Hong Kong)	2,925
788,559		Haci Omer Sabanci Holding AS	995
5,942,162		Haitong Securities Co Ltd	5,393
95,000		Haitong Securities Co Ltd (Class A)	124
20,694		Hamilton Lane, Inc	916
15,473		Hankook Tire Worldwide Co Ltd	251
69,990	*	Hanwha Securities Co	164
748,075		Hargreaves Lansdown plc	21,777
39,290		Hellenic Exchanges S.A.	199
110,200		Hitachi Capital Corp	3,067
11,310		HMC Investment Securities Co Ltd	99
40,488	e,g	Hoist Finance AB	341
1,497,252		Hong Kong Exchanges and Clearing Ltd	42,783
161,028		Houlihan Lokey, Inc	7,235
999,500	e	Huarong International Financial Holdings Ltd	105
4,689,000	*,g	Huatai Securities Co Ltd	6,711
109,616	*	Huatai Securities Co Ltd (Class A)	251
2,715	*	Hypoport AG.	624
62,100		IBJ Leasing Co Ltd	1,661
150,900		Ichiyoshi Securities Co Ltd	1,568
365,175	*	IFCI Ltd	60
2,039,997		IG Group Holdings plc	16,817
125,520	e	IGM Financial, Inc	3,450
147,442		India Infoline Ltd	1,037
1,854,705		Indiabulls Housing Finance Ltd	21,934
105,582		Indiabulls Securities Ltd	786
3,814	g	Indian Energy Exchange Ltd	85
53,862		Industrivarden AB	1,194
625,533		Infrastructure Development Finance Co Ltd	344
129,325	*	IntegraFin Holdings plc	598
197,610		Interactive Brokers Group, Inc (Class A)	10,930
651,575		IntercontinentalExchange Group, Inc	48,796
444,268		Intermediate Capital Group plc	6,301
139,055		International Personal Finance plc	406
62,672	*	INTL FCStone, Inc	3,028
76,728		Inversiones La Construccion S.A.	1,341
218,828		Invesco Ltd	5,007
151,843		Invesco Mortgage Capital, Inc	2,402
951,845		Investec Ltd	6,699
123,853		Investec plc	869
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,430		Investment AB Kinnevik (B Shares)	$1,493
17,754		Investment AB Oresund	283
142,993		Investment Technology Group, Inc	3,097
208,913		Investor AB (B Shares)	9,627
275,619		IOOF Holdings Ltd	1,621
351,585		iShares MSCI Canada Index Fund	10,119
1,800,979		iShares MSCI EAFE Index Fund	122,449
993,500		iShares MSCI Emerging Markets	42,641
206,609		iShares Russell 1000 Value Index Fund	26,161
50,000	e	iShares Russell Midcap Growth Index Fund	6,779
41,000	e	J Trust Co Ltd	249
19,900		Jaccs Co Ltd	421
109,017		Jafco Co Ltd	4,238
23,500	e	Japan Investment Adviser Co Ltd	883
1,853,600		Japan Securities Finance Co Ltd	11,109
697,526		Jefferies Financial Group, Inc	15,318
918,193		Jih Sun Financial Holdings Co Ltd	295
130,886		JM Financial Ltd	156
196,161		JSE Ltd	2,208
228,099		Julius Baer Group Ltd	11,399
102,668		Julius Baer Holding AG.	730
8,500	e	Jupai Holdings Ltd (ADR)	73
1,401,411		Jupiter Investment Management Group Ltd	7,382
296,500		kabu.com Securities Co Ltd	1,002
49,817		KBC Ancora	2,531
8,936	e	KIWOOM Securities Co Ltd	785
206,934		KKR Real Estate Finance Trust, Inc	4,174
45,143		Korea Investment Holdings Co Ltd	3,096
11,648		KRUK S.A.	634
11,979		Kyobo Securities Co	105
14,000	e	Kyokuto Securities Co Ltd	178
995,547		Ladder Capital Corp	16,865
461,148		Ladenburg Thalmann Financial Services, Inc	1,245
812,927		Lazard Ltd (Class A)	39,126
50,121		Legg Mason, Inc	1,565
426,503	*	LendingClub Corp	1,655
708,324		London Stock Exchange Group plc	42,327
398,566		LPL Financial Holdings, Inc	25,711
75,780		Lundbergs AB (B Shares)	2,554
4,300	*,e	M&A Capital Partners Co Ltd	260
375,594		Macquarie Group Ltd	34,167
475,267		Magellan Financial Group Ltd	9,502
180,492		Magma Fincorp Ltd	286
338,376	*	Mahindra & Mahindra Financial Services Ltd	1,870
12,367,151		Man Group plc	28,370
1,047,259		Manappuram General Finance & Leasing Ltd	1,047
61,944		MarketAxess Holdings, Inc	11,056
10,809		Marlin Business Services Corp	312
34,100	*,e	Marusan Securities Co Ltd	290
225,900		Matsui Securities Co Ltd	2,374
83,289		Meritz finance Holdings Co Ltd	942
214,052		Meritz Securities Co Ltd	801
13,920,906		Metro Pacific Investments Corp	1,223
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,092,657		MFA Mortgage Investments, Inc	$8,031
484,307		Mitsubishi UFJ Lease & Finance Co Ltd	2,850
37,677		MLP AG.	240
91,549		Moelis & Co	5,017
24,847		Moelis Australia Ltd	98
728,000	e	Monex Beans Holdings, Inc	3,499
324,237		Moody’s Corp	54,212
4,486,654		Morgan Stanley	208,943
54,152		Morningstar, Inc	6,818
46,933		Motilal Oswal Financial Services Ltd	436
144,245		MSCI, Inc (Class A)	25,591
417,800		Muangthai Capital PCL	624
712,891		Multi Commodity Exchange of India Ltd	6,769
142,254		Muthoot Finance Ltd	792
211,630		NASDAQ OMX Group, Inc	18,158
969,874		Natixis	6,586
480,752		Navient Corp	6,481
5,500		NEC Capital Solutions Ltd	93
25,197		Nelnet, Inc (Class A)	1,441
26,881	e,g	Netmarble Corp	2,786
53,233	e	Netwealth Group Ltd	304
706,221		New Residential Investment Corp	12,585
187,566		New York Mortgage Trust, Inc	1,140
56,823	*,m	NewStar Financial, Inc	15
261,062		NEX Group plc	3,375
10,434		NICE Holdings Co Ltd	190
31,600	*,e	Noah Holdings Ltd (ADR)	1,332
1,006,910		Nomura Holdings, Inc	4,802
154,234		Northern Trust Corp	15,752
282,038		Numis Corp plc	1,231
3,417,866		NZX Ltd	2,492
96,000		Okasan Holdings, Inc	494
1,235,815		OM Asset Management plc	15,324
661,973	*	On Deck Capital, Inc	5,011
379,475	*	OneMain Holdings, Inc	12,754
168,934		Onex Corp	11,553
500,000	e	OP Financial Investments Ltd	175
12,159		Oppenheimer Holdings, Inc	384
72,995	e	Orchid Island Capital, Inc	529
320,400	e	Orient Corp	471
600,000	e,g	Orient Securities Co Ltd	385
3,592,543		ORIX Corp	58,169
384,912		Osaka Securities Exchange Co Ltd	6,705
641,851		OzForex Group Ltd	1,058
48,470		P2P Global Investments plc	493
19,101		Pargesa Holding S.A.	1,535
24,741		Partners Group	19,613
78,330		PennyMac Mortgage Investment Trust	1,585
858,653		Peregrine Holdings Ltd	1,321
517,000	*,†,m	Peregrine Investment Holdings	0
62,134		Perpetual Trustees Australia Ltd	1,912
28,592		Pico Holdings, Inc	359
292,582		Pinnacle Investment Management Group Ltd	1,676
224,790	*	Pioneers Holding	76
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,160		Piper Jaffray Cos	$1,463
26,887		PJT Partners, Inc	1,408
239,347	e	Platinum Asset Mangement Ltd	926
929,194	e	Plus500 Ltd	16,076
1,531,761		Power Finance Corp Ltd	1,609
58,670	*,e	PRA Group, Inc	2,112
489,082		President Securities Corp	231
164,811		Provident Financial plc	1,297
128,606		PSG Group Ltd	2,083
6,820,800	*	PT Kresna Graha Investama Tbk	320
121,782		Pzena Investment Management, Inc (Class A)	1,162
7,734,173	g	Quilter plc	13,437
733,975		Ratchthani Leasing PCL	214
51,550		Rathbone Brothers	1,613
140,635		Ratos AB (B Shares)	513
227,523		Raymond James Financial, Inc	20,943
26,521	*	Ready Capital Corp	442
110,219		Redwood Trust, Inc	1,790
75,719	*	Regional Management Corp	2,183
196,574		Reinet Investments S.C.A	3,657
699,540		Reliance Capital Ltd	2,725
539,279	e	Remgro Ltd	7,516
40,716		Repco Home Finance Ltd	242
1,569,700	g	Resurs Holding AB	11,741
10,800		Ricoh Leasing Co Ltd	356
1,252,908		RMB Holdings Ltd	7,005
1,731,179		Rural Electrification Corp Ltd	2,341
636,361		S&P Global, Inc	124,339
29,559	*	Safeguard Scientifics, Inc	276
83,351		Samsung Card Co	2,765
71,298		Samsung Securities Co Ltd	2,100
89,009		Sanne Group plc	742
508,224		Santander Consumer USA Holdings, Inc	10,185
244,200	e	Sawada Holdings Co Ltd	2,367
970,014		SBI Holdings, Inc	30,109
22,953		Schroders plc	925
361,749		SEI Investments Co	22,103
5	*,†,m	SFCG Co Ltd	0
94,000	*,e	Sheng Ye Capital Ltd	84
2,688		Shinyoung Securities Co Ltd	141
211,458		Shriram Transport Finance Co Ltd	3,358
10,735	*,e	Siebert Financial Corp	157
9,962		Silvercrest Asset Management Group, Inc	138
1,584,130		Singapore Exchange Ltd	8,538
152,478	*	SK Securities Co Ltd	144
7,490,000	e	Skyway Securities Group Ltd	373
799,625	*	SLM Corp	8,916
768,475	*,†,e,m	SNS Reaal	9
23,962,257		Sociedad de Inversiones Oro Blanco S.A.	173
5,465		Societe Fonciere Financiere et de Participations FFP	741
15,747		Sofina S.A.	3,140
452,248		Sparx Group Co Ltd	1,180
12,500		SPDR Trust Series 1	3,634
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

361,442	e	Sprott, Inc	$842
717,110		SREI Infrastructure Finance Ltd	321
350,950		Srisawad Corp PCL	525
463,717		St. James’s Place plc	6,912
2,568,663		Standard Life plc	10,235
1,937,846		State Street Corp	162,353
225,522		Stifel Financial Corp	11,560
4,800	e	Strike Co Ltd	162
5,109,000		Sun Hung Kai & Co Ltd	2,612
33,189		Sundaram Finance Ltd	694
72,844		Swissquote Group Holding S.A.	5,296
1,483,243		Synchrony Financial	46,099
166,531		T Rowe Price Group, Inc	18,182
2,781,366	e	Tai Fook Securities Group Ltd	972
671,000		Taiwan Acceptance Corp	2,242
68,164		Tamburi Investment Partners S.p.A.	512
8,197		Tata Investment Corp Ltd	82
192,160		TD Ameritrade Holding Corp	10,152
396,389		Thomson Corp (Toronto)	18,088
95,255		TI Financial Holdings Ltd	725
77,334		TMX Group Ltd	5,190
327,180		Tokai Tokyo Securities Co Ltd	1,882
77,026	*	Tong Yang Investment Bank	263
43,747		TPG RE Finance Trust, Inc	876
378,005		Tullett Prebon plc	1,312
456,194		Two Harbors Investment Corp	6,811
2,885,738		UBS AG.	45,562
637,700	e	Unifin Financiera SAPI de C.V. SOFOM ENR	1,607
1,143,432		UOB-Kay Hian Holdings Ltd	1,055
209,519	*	Uranium Participation Corp	749
7,900	*	Uzabase, Inc	227
1,797		Value Line, Inc	45
771,000		Value Partners Group Ltd	613
18,551		Verusa Holding AS.	82
109,869	e	Virtu Financial, Inc	2,247
9,674		Virtus Investment Partners, Inc	1,100
13,676		Volati AB	60
52,891		Vontobel Holding AG.	3,737
3,161,649		Voya Financial, Inc	157,039
1,893		VZ Holding AG.	563
104,877	e	Waddell & Reed Financial, Inc (Class A)	2,221
113,130		Warsaw Stock Exchange	1,364
1,265,637		Waterland Financial Holdings	443
26,360		Wendel	3,928
54,362		Western Asset Mortgage Capital Corp	545
13,175		Westwood Holdings Group, Inc	682
157,970		WisdomTree Investments, Inc	1,340
758,106		Woori Investment & Securities Co Ltd	9,767
8,110	*	World Acceptance Corp	927
13,700	e	Yintech Investment Holdings Ltd (ADR)	69
689,974		Zeder Investments Ltd	223
143,900	e	Zenkoku Hosho Co Ltd	5,750
		TOTAL DIVERSIFIED FINANCIALS	4,555,452

64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

ENERGY - 6.3%
226,986	*	Abraxas Petroleum Corp	$529
2,419		Adams Resources & Energy, Inc	103
17,227,804		Adaro Energy Tbk	2,120
110,231	*,e	Advantage Oil & Gas Ltd	307
54,892		Aegis Logistics Ltd	150
14,630,000	e	Agritrade Resources Ltd	3,215
82,624	*	Akastor ASA	179
314,770		Aker BP ASA	13,328
111,406	*	Aker Solutions ASA	792
138,837	*,e	Alta Mesa Resources, Inc	580
143,484	e	AltaGas Income Trust	2,283
34,755	*,e	Amyris, Inc	276
982,695		Anadarko Petroleum Corp	66,243
147,470		Andeavor	22,637
127,561	*	Antero Resources Corp	2,259
1,202,000	*,e	Anton Oilfield Services Group	200
100,000	e	AOC Holdings, Inc	424
528,698		Apache Corp	25,203
457,479	*	Apergy Corp	19,928
278,231	*,e	Approach Resources, Inc	620
117,105		ARC Resources Ltd	1,306
94,931		Arch Coal, Inc	8,487
721,357		Archrock, Inc	8,801
47,186	*	Ardmore Shipping Corp	307
286,346	*,e	Athabasca Oil Corp	352
1,061,316		Baker Hughes a GE Co	35,904
229,600		Bangchak Corp PCL	250
2,262,010		Banpu PCL (Foreign)	1,336
57,855	*	Basic Energy Services, Inc	578
349,858	*	Baytex Energy Trust	1,016
5,149,489		Beach Petroleum Ltd	7,972
48,033		Berry Petroleum Co LLC	846
1,286,265		Bharat Petroleum Corp Ltd	6,638
159,768		Birchcliff Energy Ltd	643
141,837	*	Bonanza Creek Energy, Inc	4,224
181,597	e	Bonavista Energy Trust	209
32,843	e	Bonterra Oil & Gas Ltd	488
259,749	*	Borr Drilling Ltd	1,192
16,142	e	Bourbon S.A.	103
16,494,353		BP plc	126,425
641,985		BP plc (ADR)	29,595
4,650,000	*,†,e,m	Brightoil Petroleum Holdings Ltd	891
45,828	*,e	Bristow Group, Inc	556
1,734,100	*	Bumi Armada BHD	222
50,594	*,e,g	BW LPG Ltd	222
208,092	*	BW Offshore Ltd	1,650
86,758	*	C&J Energy Services, Inc	1,805
307,757		Cabot Oil & Gas Corp	6,931
228,914	*	Cactus, Inc	8,763
383,166	*	Cairn Energy plc	1,158
43,571	*,e	Calfrac Well Services Ltd	146
101,958	*,e	California Resources Corp	4,948
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

304,607	*	Callon Petroleum Co	$3,652
276,393		Caltex Australia Ltd	5,971
130,365		Cameco Corp (Toronto)	1,487
811,770	*,e	Canacol Energy Ltd	2,533
2,022,776		Canadian Natural Resources Ltd (Canada)	66,087
30,058	*,e	CARBO Ceramics, Inc	218
74,122	e	Cardinal Energy Ltd	306
230,491	*	Carrizo Oil & Gas, Inc	5,808
1,812,074		Cenovus Energy, Inc	18,175
1,629,406		Cenovus Energy, Inc (Toronto)	16,362
314,578	*,e	Centennial Resource Development, Inc	6,874
161,624	e	CES Energy Solutions Corp	533
890,486	*	CGG S.A.	2,486
406,824	*	Cheniere Energy, Inc	28,270
161,425		Chennai Petroleum Corp Ltd	620
321,374	*,e	Chesapeake Energy Corp	1,443
5,359,261		Chevron Corp	655,330
160,400	e	China Aviation Oil Singapore Corp Ltd	179
3,079,000		China Coal Energy Co	1,297
2,359,826		China Oilfield Services Ltd	2,565
163,300		China Shenhua Energy Co Ltd	484
11,637,795		China Shenhua Energy Co Ltd (Hong Kong)	26,505
7,036,000		China Suntien Green Energy Cor	1,955
212,911		Cimarex Energy Co	19,788
1,806,545	*	Clean Energy Fuels Corp	4,697
290,062	*	Cloud Peak Energy, Inc	667
30,684,246		CNOOC Ltd	60,759
370,439	*	CNX Resources Corp	5,301
1,191,949		Coal India Ltd	4,379
118	*,†,b,m	Cobalt International Energy, Inc	0	^
135,177	e	Computer Modelling Group Ltd	884
2,681,983	*	Concho Resources, Inc	409,673
1,121,732		ConocoPhillips	86,822
322,897	*	CONSOL Energy, Inc	13,177
1,334,085	*	Continental Resources, Inc	91,091
125	e	Core Laboratories NV	14
194,128		Cosan SA Industria e Comercio	1,558
371,800		Cosmo Energy Holdings Co Ltd	15,309
39,452	*,e	Covia Holdings Corp	354
719,626	e	Crescent Point Energy Corp	4,580
106,635	*	Crew Energy, Inc	155
22,350	e	CVR Energy, Inc	899
30,629	*	Dawson Geophysical Co	190
2,650		Delek Group Ltd	447
844,152		Delek US Holdings, Inc	35,817
854,601	*	Denbury Resources, Inc	5,299
1,552,479		Devon Energy Corp	62,006
134,838		DHT Holdings, Inc	634
4,300,051		Dialog Group BHD	3,626
87,654	*,e	Diamond Offshore Drilling, Inc	1,753
1,323,873	e	Diamondback Energy, Inc	178,974
4,510,385		DNO International ASA	9,301
775,100	*	Dommo Energia S.A.	273
40,259	*	Dorian LPG Ltd	321
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,337	*	Dril-Quip, Inc	$2,630
15,654		E1 Corp	906
80,260	*	Earthstone Energy, Inc	753
106,583	*,e	Eclipse Resources Corp	127
5,158,454		Ecopetrol S.A.	7,017
391,209		Empresas COPEC S.A.	6,044
268,318		Enagas	7,232
90,798	e	Enbridge Income Fund	2,205
1,478,874		Enbridge, Inc (Toronto)	47,721
1,198,714		EnCana Corp	15,712
56,132		Enerflex Ltd	718
376,853	*	Energen Corp	32,473
1,161,414		Energy Absolute PCL (Foreign)	1,731
1,168,600	†,m	Energy Earth PCL	40
89,231	*,e	Energy Fuels, Inc	293
1,053,134	*,e	Energy Resources of Australia Ltd	289
181,931	*	Energy XXI Gulf Coast, Inc	1,521
768,367	e	Enerplus Resources Fund	9,488
3,961,706	e	ENI S.p.A.	74,676
1,624,655	*	Enquest plc (London)	869
742	e	Ensco plc	6
96,144		Ensign Energy Services, Inc	464
4,099,020		EOG Resources, Inc	522,912
55,565	*,e	EP Energy Corp	130
165,116		EQT Corp	7,303
143,222	*	Era Group, Inc	1,769
323,400		Esso Malaysia BHD	645
4,294		Esso SA Francaise	214
9,483,200		Esso Thailand PCL (Foreign)	4,576
186,795	*	Etablissements Maurel et Prom	1,191
97,570		Euronav NV	843
185,787		Evolution Petroleum Corp	2,053
16,942	*	Exmar NV	105
454,994	*	Exterran Corp	12,071
193,909	*,e	Extraction Oil & Gas, Inc	2,189
773,029	e	Exxaro Resources Ltd	7,947
8,031,404		Exxon Mobil Corp	682,830
205,565	*	Faroe Petroleum plc	446
131,713	*,e	FLEX LNG Ltd	240
3,508,814		Formosa Petrochemical Corp	17,008
108,718	*	Forum Energy Technologies, Inc	1,125
99,580	e	Frank’s International NV	864
61,552	e	Freehold Royalty Trust	531
110,869	e	Frontline Ltd	644
50,222	e	Frontline Ltd (Sigmax MTF)	293
198,201	*	FTS International, Inc	2,337
53,931	*,e	Fugro NV	710
766,225		Galp Energia SGPS S.A.	15,193
53,057	e	GasLog Ltd	1,048
1,024,203		Gazprom (ADR)	5,090
5,301,627		Gazprom OAO (ADR)	26,455
6,071		Gazpromneft OAO (ADR)	173
62,015	e	Gaztransport Et Technigaz S.A.	4,702
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

126,912	e	Gibson Energy, Inc	$2,006
125,302		Golar LNG Ltd	3,483
8,800	*	Goodrich Petroleum Corp	124
83,098		Great Eastern Shipping Co Ltd	330
53,659		Green Plains Renewable Energy, Inc	923
107,956		Grupa Lotos S.A.	2,196
61,606		GS Holdings Corp	3,061
59,724		Gujarat Mineral Development Corp Ltd	77
59,958		Gulf International Services OSC	304
144,919	*	Gulf Keystone Petroleum Ltd	545
5,388	*,e	Gulfmark Offshore, Inc	201
449,467	*	Gulfport Energy Corp	4,679
174,447	*,e	Halcon Resources Corp	780
23,931		Hallador Energy Co	149
1,969,308		Halliburton Co	79,816
471		Hankook Shell Oil Co Ltd	145
792,407	*	Helix Energy Solutions Group, Inc	7,829
211,069		Helmerich & Payne, Inc	14,515
223,917		Hess Corp	16,028
843,975	*	HighPoint Resources Corp	4,119
714,161		Hindustan Petroleum Corp Ltd	2,477
32,204	e	Hoegh LNG Holdings Ltd	179
202,868		HollyFrontier Corp	14,180
1,697,000	*	Honghua Group Ltd	143
88,723	*	Hunting plc	899
929,699	*,e	Hurricane Energy plc	709
1,057,019		Husky Energy, Inc	18,560
191,650		Idemitsu Kosan Co Ltd	10,147
287,259		Imperial Oil Ltd	9,296
253,791	*	Independence Contract Drilling, Inc	1,254
1,640,589		Indian Oil Corp Ltd	3,470
1,529,300		Inner Mongolia Yitai Coal Co	1,836
1,170,042		Inpex Holdings, Inc	14,619
863,380	e	Inter Pipeline Ltd	14,973
235	*	International Petroleum Corp	2
31,072	*	International Seaways, Inc	622
14,222	*	ION Geophysical Corp	221
90,098	*	Ipek Matbacilik Sanayi Ve Ticaret AS	78
11,780,707		IRPC PCL (Foreign)	2,478
1,498	*,e	Isramco, Inc	183
224,153		Itochu Enex Co Ltd	2,267
86,223	*,e	Jagged Peak Energy, Inc	1,192
5,900	*,†,b,m	Japan Drilling Co Ltd	0	^
26,100		Japan Petroleum Exploration Co	600
16,121	*	Jerusalem Oil Exploration	991
90,892		John Wood Group plc	912
392,000	e	Jutal Offshore Oil Services Ltd	62
6,718,610		JX Holdings, Inc	50,818
124,744	*,e	Karoon Gas Australia Ltd	100
501,598	*,e	Keane Group, Inc	6,205
98,436	*	Kelt Exploration Ltd	641
55,750	*,e	Key Energy Services, Inc	638
460,032		Keyera Corp	12,327
65,524	g	Kinder Morgan Canada Ltd	864
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,623,302		Kinder Morgan, Inc	$28,781
26,986	*	KLX Energy Services Holdings, Inc	864
59,956		Koninklijke Vopak NV	2,954
828,646	*	Kosmos Energy LLC	7,748
100,049	*	Kvaerner ASA	185
572,933	*	Laredo Petroleum Holdings, Inc	4,681
185,362	e	Liberty Oilfield Services, Inc	3,998
350,075	*,e	Lilis Energy, Inc	1,715
25,538		Lubelski Wegiel Bogdanka S.A.	416
576,264		LUKOIL PJSC (ADR)	44,126
73,277		LUKOIL PJSC (ADR)	5,601
161,486		Lundin Petroleum AB	6,155
133,746	e	Mammoth Energy Services, Inc	3,892
1,496,900		Marathon Oil Corp	34,848
836,381		Marathon Petroleum Corp	66,885
2,457,937	*,e	Matador Resources Co	81,235
96,636	*	Matrix Service Co	2,382
387,142	*	McDermott International, Inc	7,135
4,336,083	*	MEG Energy Corp	26,957
89,578	*	Midstates Petroleum Co, Inc	798
202,200		Modec, Inc	6,615
1,069,193		MOL Hungarian Oil & Gas plc	11,516
64,707		Motor Oil Hellas Corinth Refineries S.A.	1,690
62,451	e	Mullen Group Ltd	742
219,577		Murphy Oil Corp	7,321
1,664,186		Nabors Industries Ltd	10,251
47,861		Naphtha Israel Petroleum Corp Ltd	328
883,204		National Oilwell Varco, Inc	38,048
18,935	*	Natural Gas Services Group, Inc	400
11,809	*,e	NCS Multistage Holdings, Inc	195
151,298		Neste Oil Oyj	12,471
121,345		New Zealand Refining Co Ltd	207
253,064	*	Newfield Exploration Co	7,296
22,798,000	*,e	Newocean Energy Holdings Ltd	7,064
282,337	*	Newpark Resources, Inc	2,922
201,792	*,e	NexGen Energy Ltd	409
11,728	*,e	NextDecade Corp	66
99,163	*	Nine Energy Service, Inc	3,032
330,681	*	Noble Corp plc	2,325
314,765		Noble Energy, Inc	9,818
176,035	e	Nordic American Tanker Shipping	368
45,441	*	Northern Drilling Ltd	424
260,735	*,e	Northern Oil And Gas, Inc	1,043
70,571	*	Nostrum Oil & Gas plc	223
118,135		NovaTek OAO (GDR)	21,667
15,153		Novatek PJSC (GDR)	2,788
316,128	*	NuVista Energy Ltd	1,836
361,663	*	Oasis Petroleum, Inc	5,128
256,602	*,e	Obsidian Energy Ltd	240
3,031,140		Occidental Petroleum Corp	249,069
73,879	*,e	Ocean Rig UDW, Inc	2,558
36,246		Ocean Yield ASA	297
272,459	*,e	Oceaneering International, Inc	7,520
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,846	*	Odfjell Drilling Ltd	$291
493,600		Offshore Oil Engineering Co Ltd	486
2,483,800		Oil & Gas Development Co Ltd	3,061
6,468,533		Oil Refineries Ltd	3,211
1,293,687		Oil Search Ltd	8,450
80,727	*	Oil States International, Inc	2,680
207,394		OMV AG.	11,635
459,342		Oneok, Inc	31,139
461,700	*	Ophir Energy plc	228
1,471,529	*	Origin Energy Ltd	8,771
67,465	*	Overseas Shipholding Group, Inc	213
99,285	*,e	Painted Pony Energy Ltd	252
88,680		Pakistan Oilfields Ltd	392
141,817		Pakistan State Oil Co Ltd	364
23,573		Panhandle Oil and Gas, Inc (Class A)	435
442,489	*	Par Pacific Holdings, Inc	9,027
38,867	*,e	Paramount Resources Ltd (Class A)	455
855,328	*	Parex Resources, Inc	14,535
244,370		Parkland Fuel Corp	8,213
8,734,114	*	Parsley Energy, Inc	255,473
190,094		Pason Systems, Inc	2,883
255,398		Patterson-UTI Energy, Inc	4,370
6,445		Paz Oil Co Ltd	1,008
178,483		PBF Energy, Inc	8,908
104,594	*	PDC Energy, Inc	5,121
362,195		Peabody Energy Corp	12,909
332,658		Pembina Pipeline Income Fund	11,304
496,500	*,e	Pengrowth Energy Trust	431
16,700	*	Penn Virginia Corp	1,345
200,158		Petrofac Ltd	1,683
4,870,905		Petroleo Brasileiro S.A.	29,224
6,701,219		Petroleo Brasileiro S.A. (Preference)	34,995
2,083,729	*,e	Petroleum Geo-Services ASA	9,350
1,213,800		Petron	195
748,159		Petronas Dagangan BHD	4,748
688,602		Petronet LNG Ltd	2,136
105,010	e	Peyto Exploration & Development Corp	905
11,203	*	PHI, Inc	105
653,649		Phillips 66	73,679
457,853	*	Pioneer Energy Services Corp	1,351
512,772		Pioneer Natural Resources Co	89,320
3,169,820		Plains All American Pipeline LP	79,277
1,131,385		Plains GP Holdings LP	27,753
4,436,281	*	Polish Oil & Gas Co	7,787
439,976		Polski Koncern Naftowy Orlen S.A.	12,060
100,100	*,†,m	Poseidon Concepts Corp	1
130,085	e	PrairieSky Royalty Ltd	2,285
185,686	*	Precision Drilling Trust	641
709,958	*	Premier Oil plc	1,273
542,300		Prima Marine PCL	143
36,280	*,e	Profire Energy, Inc	116
95,460	*,e	ProPetro Holding Corp	1,574
15,628,900	*	PT Bumi Resources Tbk	226
2,820,000	*	PT Delta Dunia Petroindo Tbk	142
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,898,600		PT Harum Energy Indonesia Tbk	$628
1,027,900		PT Indika Energy Tbk	193
2,227,400		PT Indo Tambangraya Megah	3,864
4,670,566	*	PT Medco Energi Internasional Tbk	313
5,511,506		PT United Tractors Tbk	12,203
1,581,621		PTT Exploration & Production PCL (Foreign)	7,591
9,443,450		PTT PCL (Foreign)	15,944
185,501		Qatar Gas Transport Co Ltd	876
39,000		QGEP Participacoes S.A.	128
476,676	*	Questar Market Resources, Inc	5,396
40,855	*,e	Quintana Energy Services, Inc	300
390,692		Range Resources Corp	6,638
5,709,803		Reliance Industries Ltd	99,117
229,089	*,e	Renewable Energy Group, Inc	6,598
1,525,469		Repsol YPF S.A.	30,368
30,571	*,e	Resolute Energy Corp	1,156
8,120	*	Rex American Resources Corp	613
29,523	*	RigNet, Inc	601
78,103	*	Ring Energy, Inc	774
3,605	*,e	Rosehill Resources, Inc	22
978,795		Rosneft Oil Co (GDR)	7,313
156,257	*	Rosneft Oil Co PJSC (GDR)	1,173
733,997	*	Rowan Cos plc	13,821
8,844,097		Royal Dutch Shell plc (A Shares)	303,250
5,706,730		Royal Dutch Shell plc (B Shares)	199,773
122,436	e	RPC, Inc	1,895
398,802	*	Saipem S.p.A	2,450
55,600		San-Ai Oil Co Ltd	682
106,884	*,e	Sanchez Energy Corp	246
201,310	*	SandRidge Energy, Inc	2,188
2,588,028		Santos Ltd	13,588
2,348,700		Sapurakencana Petroleum BHD	233
753,615		Saras S.p.A.	1,611
850,815		Sasol Ltd	32,872
113,756		SBM Offshore NV	2,053
4,123,382		Schlumberger Ltd	251,196
19,602		Schoeller-Bleckmann Oilfield Equipment AG.	2,143
397,546	e	Scorpio Tankers, Inc	799
70,380	*	SEACOR Holdings, Inc	3,477
20,629	*	SEACOR Marine Holdings, Inc	467
3	*	Seadrill Ltd	0	^
104,309	e	Secure Energy Services, Inc	683
63,660	*	Select Energy Services, Inc	754
106,988	e	SemGroup Corp	2,359
402,800		Serba Dinamik Holdings BHD	371
50	*,†,m	Serval Integrated Energy Services	0
208,169	*	Seven Generations Energy Ltd	2,482
390,555		Shaanxi Coal Industry Co Ltd	494
333,536		Shanxi Lu’an Environmental Energy Development Co Ltd	390
411,700		Shanxi Xishan Coal & Electricity Power Co Ltd	398
44,445		ShawCor Ltd	850
53,700		Shell Refining Co Federation Of Malaya BHD	83
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

96,200		Shinko Plantech Co Ltd	$1,001
111,549	e	Ship Finance International Ltd	1,551
494,540		Showa Shell Sekiyu KK	10,491
486,200		Siamgas & Petrochemicals PCL	186
9,233	*	SilverBow Resources, Inc	246
23,200		Sinanen Co Ltd	595
802,000		Sinopec Kantons Holdings Ltd	358
69,162		SK Energy Co Ltd	13,406
7,808		SK Gas Co Ltd	592
236,934		SM Energy Co	7,471
31,463	*,e	Smart Sand, Inc	129
2,716,427		Snam Rete Gas S.p.A.	11,296
127,225		Soco International plc	143
50,851		S-Oil Corp	6,281
36,671	*,e	Solaris Oilfield Infrastructure, Inc	693
464,393	*,e	Sound Energy plc	207
787,691	*	Southwestern Energy Co	4,025
327,252	*	SRC Energy, Inc	2,909
1,046,635		Statoil ASA	29,427
522,321		Stobart Group Ltd	1,692
171,178		Subsea 7 S.A.	2,525
3,426,164		Suncor Energy, Inc	132,574
616,376	*	Superior Energy Services	6,003
190,045		Surge Energy, Inc	390
1,074,719		Surgutneftegaz (ADR)	4,437
544,205		Surgutneftegaz (ADR) (London)	2,258
66,248	*	Talos Energy, Inc	2,174
644,191	*	Tamarack Valley Energy Ltd	2,509
381,923		Targa Resources Investments, Inc	21,506
338,434		Tatneft PAO (ADR)	25,822
39,854		Tatneft PJSC (ADR)	3,041
1,308		TechnipFMC plc	41
600,810		TechnipFMC plc (Euro OTC)	18,775
21,235		Tecnicas Reunidas S.A.	652
91,645	e	Teekay Corp	618
224,237	e	Teekay Tankers Ltd (Class A)	221
108,230	*,e	Tellurian, Inc	971
79,643		Tenaris S.A.	1,334
164,947	*	Tetra Technologies, Inc	744
242,232		TGS Nopec Geophysical Co ASA	9,861
1,304,455		Thai Oil PCL (Foreign)	3,572
40,745	*,e	Tidewater, Inc	1,271
112,712	e	TORC Oil & Gas Ltd	577
14,647		TORM plc	88
53,200	e	Total Energy Services, Inc	447
2,951,248		Total S.A.	191,892
89,501		Tourmaline Oil Corp	1,576
18,300		Toyo Kanetsu K K	461
1,439,718	e	TransCanada Corp	58,251
1,124	*	Transocean Ltd	16
3,927,329	*,e	Transocean Ltd (NYSE)	54,786
200,447	*,e	Trican Well Service Ltd	358
160,841	*,e	Trinidad Drilling Ltd	230
1,450,967	*	Tullow Oil plc	4,949
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

135,988		Tupras Turkiye Petrol Rafine	$3,019
365,494		Ultrapar Participacoes S.A.	3,378
1,921,462	*	UMW Oil & Gas Corp BHD	130
206,174	*	Unit Corp	5,373
198,921	*	Uranium Energy Corp	342
105,374	e	US Silica Holdings Inc	1,984
1,298,143		Valero Energy Corp	147,664
209,642	*	Vallourec SA	1,232
15,582		Verbio AG.	106
82,016	e	Vermilion Energy, Inc	2,702
1,055,950	*	W&T Offshore, Inc	10,179
290,869		Washington H Soul Pattinson & Co Ltd	5,457
4,498,368	*,e	Weatherford International Ltd	12,191
271,531		Whitecap Resources, Inc	1,648
4,430,384		Whitehaven Coal Ltd	17,394
171,951	*	Whiting Petroleum Corp	9,120
247,411	*,e	WildHorse Resource Development Corp	5,849
5,138,735		Williams Cos, Inc	139,722
752,000	e	Wison Engineering Services Co Ltd	100
1,339,682		Woodside Petroleum Ltd	37,373
176,368		World Fuel Services Corp	4,882
154,797		WorleyParsons Ltd	2,286
2,800,702	*	WPX Energy, Inc	56,350
4,217,066		Yanzhou Coal Mining Co Ltd	4,876
394,700		Yinson Holdings BHD	439
1,624,000	*,e	Yuan Heng Gas Holdings Ltd	166
228,179		Z Energy Ltd	1,081
52,604	*,e	Zion Oil & Gas, Inc	67
		TOTAL ENERGY	7,846,981

FOOD & STAPLES RETAILING - 1.0%
711,666		7-Eleven Malaysia Holdings BHD	253
497,834	e	Aeon Co Ltd	11,995
17,300		Ain Pharmaciez Inc	1,396
2,735		Al Meera Consumer Goods Co	114
699,932		Alimentation Couche Tard, Inc	35,012
642,058		Almacenes Exito S.A.	3,160
35,323		Andersons, Inc	1,330
154,344		Arcs Co Ltd	4,185
423,800		Atacadao Distribuicao Comercio e Industria Ltd	1,554
284,457	*,g	Avenue Supermarts Ltd	5,482
68,182		Axfood AB	1,276
38,300		Axial Retailing, Inc	1,369
22,100		Belc Co Ltd	1,197
1,140,400		Berli Jucker PCL	2,098
7,361		BGF retail Co Ltd	1,364
363,784	e	Bid Corp Ltd	7,583
207,446		BIM Birlesik Magazalar AS	2,792
890,385		Carrefour S.A.	17,066
38,185	e	Casey’s General Stores, Inc	4,930
10,974	e	Casino Guichard Perrachon S.A.	462
62,100		Cawachi Ltd	1,262
2,365,656		Centros Comerciales Sudamericanos S.A.	5,624
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,247	*	Chefs’ Warehouse Holdings, Inc	$1,790
866,761		Cia Brasileira de Distribuicao Grupo Pao de Acucar	18,782
3,096		CJ Freshway Corp	87
375,253		Clicks Group Ltd	4,638
11,560		Cocokara Fine Holdings, Inc	742
16,105	e	Colruyt S.A.	911
5,395,500		Cosco Capital, Inc	579
11,800		Cosmos Pharmaceutical Corp	2,655
5,545,429		CP Seven Eleven PCL (Foreign)	11,834
40,600		Create SD Holdings Co Ltd	1,057
3,100		Daikokutenbussaan Co Ltd	122
236,800		Dairy Farm International Holdings Ltd	2,131
58,931	*,g	Dino Polska S.A.	1,591
236,320	e,g	Dis-Chem Pharmacies Ltd	532
344,343	e	Distribuidora Internacional de Alimentacion S.A.	798
46,654		Dongsuh Co, Inc	884
53,516		E-Mart Co Ltd	10,013
290,851		Empire Co Ltd	5,301
50,691		Eurocash S.A.	248
56,508	e	FamilyMart Co Ltd	5,888
7,400	e	Genky DrugStores Co Ltd	285
44,014		George Weston Ltd	3,332
38,300		Growell Holdings Co Ltd	2,171
217,500		Grupo Comercial Chedraui S.a. DE C.V.	486
33,558		GS Retail Co Ltd	1,165
14,800		Halows Co Ltd	356
138,200		Heiwado Co Ltd	3,711
28,425		Hyundai Greenfood Co Ltd	360
154,025	e	ICA Gruppen AB	4,885
20,092		Ingles Markets, Inc (Class A)	688
8,700		Itochu-Shokuhin Co Ltd	457
2,613,996		J Sainsbury plc	10,951
398,113		Jeronimo Martins SGPS S.A.	5,868
7,600	e	Kansai Super Market Ltd	80
51,600		Kato Sangyo Co Ltd	1,740
48,297		Kesko Oyj (B Shares)	2,620
19,400		Kobe Bussan Co Ltd	1,103
2,066,818		Koninklijke Ahold Delhaize NV	47,418
1,567,706		Kroger Co	45,636
23,900		Kusuri no Aoki Holdings Co Ltd	1,903
288,700	*,e	La Comer SAB de C.V.	326
52,380		Lawson, Inc	3,190
253,000	*	Lianhua Supermarket Holdings Co Ltd	60
10,400		Life Corp	266
381,006		Loblaw Cos Ltd	19,575
420,745		Magnit OAO (GDR)	5,969
57,286	*	Magnit PJSC (GDR)	814
31,205		Majestic Wine plc	159
77,933		MARR S.p.A.	2,282
79,291		Massmart Holdings Ltd	579
52,200		Matsumotokiyoshi Holdings Co Ltd	2,141
594,511		Metcash Ltd	1,288
515,550		Metro Wholesale & Food Specialist AG.	8,075
277,317	e	Metro, Inc	8,627
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,849	*	Migros Ticaret AS	$101
10,900		Ministop Co Ltd	209
230,268	*	Natural Grocers by Vitamin C	3,889
6,000	e	Nihon Chouzai Co Ltd	188
3,300	*	Nishimoto Co Ltd	153
109,103	e	North West Co, Inc	2,375
40,000		Okuwa Co Ltd	407
568,747	*	Performance Food Group Co	18,939
1,345,521		Pick’n Pay Stores Ltd	6,544
692,822		President Chain Store Corp	8,134
29,642		Pricesmart, Inc	2,400
16,500		Qol Co Ltd	361
228,002		Raia Drogasil S.A.	4,089
20,651	e	Rallye S.A.	242
15,424		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	729
14,700	*	Retail Partners Co Ltd	193
1,596,452	*,e	Rite Aid Corp	2,043
985,220		Robinsons Retail Holdings, Inc	1,453
49,979		Ryoshoku Ltd	1,335
11,700		San-A Co Ltd	523
769,613		Seven & I Holdings Co Ltd	34,313
2,954,200		Sheng Siong Group Ltd	2,419
8,200	e	Shoei Foods Corp	303
561,193		Shoprite Holdings Ltd	7,599
93,997		Shufersal Ltd	601
332,051	*	Smart & Final Stores, Inc	1,893
1,351,497	*	SMU S.A.	408
13,200	m	Sogo Medical Co Ltd	296
5,110,238		Sonae SPGS S.A.	5,300
196,132		Spar Group Ltd	2,554
242,870		Spartan Stores, Inc	4,872
433,000		Springland International Holdings Ltd	95
122,467	*	Sprouts Farmers Market, Inc	3,357
24,100		Sugi Pharmacy Co Ltd	1,184
6,236,927		Sun Art Retail Group Ltd	8,091
59,476		Sundrug Co Ltd	2,122
51,426	*,e	SUPERVALU, Inc	1,657
588,173		Sysco Corp	43,084
428,000		Taiwan TEA Corp	218
39,970,469		Tesco plc	124,968
28,977		Tsuruha Holdings, Inc	3,567
193,283	*	United Natural Foods, Inc	5,789
211,850		United Super Markets Holdings, Inc	2,637
728,188	*	US Foods Holding Corp	22,443
32,000		Valor Co Ltd	740
10,803		Village Super Market (Class A)	294
988,853		Walgreens Boots Alliance, Inc	72,087
13,554,150		Wal-Mart de Mexico SAB de C.V.	41,306
3,968,582		Walmart, Inc	372,689
13,536		Weis Markets, Inc	587
1,069,410		Wesfarmers Ltd	38,509
984,715		WM Morrison Supermarkets plc	3,329
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,423,930		Woolworths Ltd	$28,880
46,327		X 5 Retail Group NV (GDR)	1,047
82,728	*	X 5 Retail Group NV (GDR)	1,872
6,600	e	Yakuodo Co Ltd	226
22,100		Yaoko Co Ltd	1,352
28,200	e	Yokohama Reito Co Ltd	229
260,700		Yonghui Superstores Co Ltd	309
3,045	*,e	Zur Rose Group AG.	395
		TOTAL FOOD & STAPLES RETAILING	1,268,581

FOOD, BEVERAGE & TOBACCO - 4.1%
148,828	*,e	22nd Century Group, Inc	418
1,358,978	*	a2 Milk Co Ltd	10,137
166,226		AAK AB	2,877
60,086	*	Adecoagro S.A.	442
8,384		Agrana Beteiligungs AG.	188
15,154	e	AGT Food & Ingredients, Inc	207
271,693		Agthia Group PJSC	331
343,277		Ajinomoto Co, Inc	5,897
5,218		Alico, Inc	176
4,442,673		Altria Group, Inc	267,938
5,636,374		AMBEV S.A.	25,596
228,095		Anadolu Efes Biracilik Ve Malt Sanayii AS	796
44,636	e	Anheuser-Busch InBev NV (ADR)	3,909
756,194		Anheuser-Busch InBev S.A.	66,194
676,542		Archer Daniels Midland Co	34,010
11,500		Ariake Japan Co Ltd	1,147
61,925	*,e	Aryzta AG.	591
362,769		Asahi Breweries Ltd	15,740
952,934		Associated British Foods plc	28,441
318,066		Astral Foods Ltd	5,546
5,256		Atria Group plc	57
135,202		Austevoll Seafood ASA	1,863
219,839	*,e	Australian Agricultural Co Ltd	204
22,077		Avanti Feeds Ltd	118
218,681		AVI Ltd	1,644
88,946	e	B&G Foods, Inc (Class A)	2,442
116,296		Bakkafrost P	7,095
95,999	g	Bakkavor Group plc	211
5,003		Barry Callebaut AG.	9,474
245,571	e	Bega Cheese Ltd	1,209
144,900		Beijing Dabeinong Technology Group Co Ltd	77
1,491		Bell AG.	473
574,085	*,e	Bellamy’s Australia Ltd	4,243
3,344		Binggrae Co Ltd	227
122,500	*	Biostime International Holdings Ltd	738
9,483		Bonduelle S.C.A.	298
11,362	*	Boston Beer Co, Inc (Class A)	3,267
410,800		Boustead Plantations BHD	112
496,886	*	BRF S.A.	2,703
49,224		Britannia Industries Ltd	3,954
169,604		British American Tobacco Malaysia BHD	1,300
4,142,272		British American Tobacco plc	193,115
3,132		British American Tobacco plc (ADR)	146
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,191,160		Britvic plc	$12,125
82,832		Brown-Forman Corp	4,208
187,417		Brown-Forman Corp (Class B)	9,474
503,900		Bumitama Agri Ltd	247
1,088,282		Bunge Ltd	74,776
285,469		C&C Group plc	1,101
20,829	e	Calavo Growers, Inc	2,012
63,974		Calbee, Inc	2,106
122,712		Cal-Maine Foods, Inc	5,927
98,900		Camil Alimentos S.A.	172
235,006	e	Campbell Soup Co	8,608
63,488		Carlsberg AS (Class B)	7,614
228,100		Carlsberg Brewery-Malay BHD	1,102
120,455	*,e	Castle Brands, Inc	129
37,553		CCL Products India Ltd	130
28,619	*,e	Celsius Holdings, Inc	115
722,100		Century Pacific Food, Inc	190
796,000		Charoen Pokphand Enterprise	1,343
3,044,226		Charoen Pokphand Foods PCL	2,377
12,424,000		China Agri-Industries Holdings Ltd	4,792
4,375,889	*,†,e,m	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†,m	China Huiyuan Juice Group Ltd	48
2,936,946		China Mengniu Dairy Co Ltd	9,764
1,248,000	*	China Modern Dairy Holdings	174
3,219,164		China Resources Beer Holdings Company Ltd	12,909
2,569,000	*,e,g	China Shengmu Organic Milk Ltd	128
45,700		Chubu Shiryo Co Ltd	628
440,626		Cia Cervecerias Unidas S.A.	6,141
7,886		CJ CheilJedang Corp	2,370
145,576		Cloetta AB	449
568,115		Coca-Cola Amatil Ltd	4,005
6,345		Coca-Cola Bottling Co Consolidated	1,157
11,852,332	n	Coca-Cola Co	547,459
779,070		Coca-Cola European Partners plc (Class A)	35,424
801,527		Coca-Cola Femsa S.A. de C.V.	4,894
411,732		Coca-Cola HBC AG.	14,027
78,299		Coca-Cola Icecek AS	437
125,100		Coca-Cola West Japan Co Ltd	3,348
10,490,000		Cofco International Ltd	5,333
615,000	*	COFCO Meat Holdings Ltd	89
4,501,187		ConAgra Foods, Inc	152,905
584,246		Constellation Brands, Inc (Class A)	125,975
14,401	e	Corby Spirit and Wine Ltd	225
801,104		Costa Group Holdings Ltd	4,126
1,406,954		Costco Wholesale Corp	330,465
387,710	e	Cott Corp (Toronto)	6,258
44,159	*	Craft Brewers Alliance, Inc	722
83,139		Daesang Corp	1,967
47,277		Daesang Holdings Co Ltd	355
277,729	e	Dairy Crest Group plc	1,654
2,578,000	g	Dali Foods Group Co Ltd	1,854
1,167,915		Danone	90,765
221,296	*	Darling International, Inc	4,275
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,706,555		Davide Campari-Milano S.p.A	$65,627
118,466		Dean Foods Co	841
5,126,182		Diageo plc	181,611
632		Dongwon F&B Co Ltd	169
6,786		Dongwon Industries Co Ltd	1,830
18,400		Dydo Drinco, Inc	921
1,214,000	*,†,e,m	Dynasty Fine Wines Group Ltd	2
2,421,540		Eastern Tobacco	2,559
461,105	e	Easy Bio, Inc	3,211
65,159		Ebro Puleva S.A.	1,422
294,938		Embotelladora Andina S.A.	1,148
467,001		Embotelladoras Arca SAB de C.V.	3,017
2,417		Emmi AG.	1,804
29,300		Ezaki Glico Co Ltd	1,440
12,478	*	Farmer Bros Co	329
11,949		Farmsco	104
98,800		Feed One Co Ltd	184
1,770,204		Felda Global Ventures Holdings BHD	663
1,231,250		Fevertree Drinks plc	57,850
361,300	e	First Resources Ltd	444
157,188		Flowers Foods, Inc	2,933
2,918,463		Fomento Economico Mexicano S.A. de C.V.	28,879
362,007	e	Fonterra Shareholders’ Fund	1,173
146,951		ForFarmers NV	1,663
41,800		Foshan Haitian Flavouring & Food Co Ltd	481
179,200		Fraser & Neave Holdings BHD	1,633
61,751	e	Freedom Foods Group Ltd	275
126,199		Fresh Del Monte Produce, Inc	4,277
103,821	*	Freshpet, Inc	3,810
46,473		Fuji Oil Co Ltd	1,465
12,332		Fujicco Co Ltd	255
54,500		Fujiya Co Ltd	1,226
552,888		Futuris Corp Ltd	2,832
695,429		General Mills, Inc	29,848
286,014		Genting Plantations BHD	656
283,000		GFPT PCL (Foreign)	130
134,766	e	Glanbia plc	2,326
9,319		Godfrey Phillips India Ltd	97
654,534	e	Golden Agri-Resources Ltd	120
245,245		GrainCorp Ltd-A	1,400
3,504,541		Great Wall Enterprise Co	4,331
447,343	e	Greencore Group plc	1,079
9,254	e	Greenyard Foods	85
32,560		Grieg Seafood ASA	430
336,570	e	Gruma SAB de C.V.	4,303
1,829,716	e	Grupo Bimbo S.A. de C.V. (Series A)	3,902
143,895	e	Grupo Herdez SAB de C.V.	325
85,140	*	Hain Celestial Group, Inc	2,309
6,102		Haitai Confectionery & Foods Co Ltd	68
65,386		Heineken Holding NV	5,929
585,659		Heineken NV	54,964
66,700		Henan Shuanghui Investment & Development Co Ltd	254
134,340		Hershey Co	13,703
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,400		Hokuto Corp	$280
309,540	e	Hormel Foods Corp	12,196
133,285	*	Hostess Brands, Inc	1,475
79,048	e	Hotel Chocolat Group Ltd	350
41,152		House Foods Corp	1,236
450,700		Ichitan Group PCL	65
357,976		Imperial Tobacco Group plc	12,457
2,396,230		Indofood CBP Sukses Makmur Tbk	1,420
136,000		Industrias Bachoco SAB de C.V.	611
1,927,168	e	Inghams Group Ltd	5,405
70,903		Ingredion, Inc	7,442
118,800		Inner Mongolia Yili Industrial Group Co Ltd	444
1,843,897		IOI Corp BHD	2,023
5,812,830		ITC Ltd	23,881
43,800		Ito En Ltd	1,945
306,900		Itoham Yonekyu Holdings, Inc	2,117
20,221		J&J Snack Foods Corp	3,051
92,495		J.M. Smucker Co	9,491
1,193,221		Japan Tobacco, Inc	31,159
2,101,800	e	Japfa Ltd	1,007
931,997		JBS S.A.	2,165
358,825	e	Jeil Holdings Co Ltd	3,413
27,000		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	502
20,549		Jinro Ltd	312
11,296		John B. Sanfilippo & Son, Inc	806
25,400	e	J-Oil Mills, Inc	870
257,691		Juhayna Food Industries	146
48,673		Kagome Co Ltd	1,406
7,900	e	Kameda Seika Co Ltd	372
19,713		Kaveri Seed Co Ltd	158
245,772		Kellogg Co	17,209
9,000	e	Kenko Mayonnaise Co Ltd	226
447,100		Kerry Group plc (Class A)	49,445
91,668		Keurig Dr Pepper, Inc	2,124
11,500	e	KEY Coffee, Inc	211
1,164,460		Khon Kaen Sugar Industry PCL	122
129,571	e	Kikkoman Corp	7,717
1,004,890		Kirin Brewery Co Ltd	25,773
49,586		Koninklijke Wessanen NV	607
16,400		Kotobuki Spirits Co Ltd	771
4,146,624	n	Kraft Heinz Co	228,520
77,839		KRBL Ltd	351
124,315		KT&G Corp	11,655
424,252		Kuala Lumpur Kepong BHD	2,559
20,700		Kweichow Moutai Co Ltd	2,197
2,154		KWS Saat AG.	831
24,855		La Doria S.p.A	326
417,412		Lamb Weston Holdings, Inc	27,800
25,368		Lancaster Colony Corp	3,785
37,468	*	Landec Corp	540
1,053,661		Leroy Seafood Group ASA	8,599
448,028		Lien Hwa Industrial Corp	518
34,262		Limoneira Co	895
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,862		Lindt & Spruengli AG.	$13,031
18		Lindt & Spruengli AG. (Registered)	1,474
237		Lotte Chilsung Beverage Co Ltd	297
1,042		Lotte Confectionery Co Ltd	170
4,302		Lotte Samkang Co Ltd	3,219
38,900		Luzhou Laojiao Co Ltd	269
125,380		M Dias Branco S.A.	1,223
21,677		Maeil Dairies Co Ltd	1,624
33,654		Manpasand Beverages Ltd	50
53,546		Maple Leaf Foods, Inc	1,288
144,200	*	Marfrig Global Foods S.A.	189
12,400		Marudai Food Co Ltd	240
74,600		Maruha Nichiro Corp	2,754
121,444		McCormick & Co, Inc	16,000
117,400		Megmilk Snow Brand Co Ltd	3,018
95,101		MEIJI Holdings Co Ltd	6,392
40,944	e	MGP Ingredients, Inc	3,234
74,900		Minerva S.A.	93
28,200		Mitsui Sugar Co Ltd	809
362,795		Molson Coors Brewing Co (Class B)	22,312
6,556,129		Mondelez International, Inc	281,651
3,967,641	*	Monster Beverage Corp	231,234
24,060		Morinaga & Co Ltd	899
28,700		Morinaga Milk Industry Co Ltd	780
10,254		Muhak Co Ltd	142
60,500		Muyuan Foodstuff Co Ltd	219
6,000		Nagatanien Co Ltd	163
110,000		Namchow Chemical Industrial Ltd	184
234		Namyang Dairy Products Co Ltd	137
15,931	e	National Beverage Corp	1,858
24,678	*	Naturecell Co Ltd	342
34,738		Nestle India Ltd	4,649
66,800		Nestle Malaysia BHD	2,363
2,047,431		Nestle S.A.	170,421
175,500		New Hope Liuhe Co Ltd	156
68,300		Nichirei Corp	1,812
5,900		Nippon Beet Sugar Manufacturing Co Ltd	108
113,800		Nippon Flour Mills Co Ltd	2,006
71,272		Nippon Meat Packers, Inc	2,633
711,413		Nippon Suisan Kaisha Ltd	4,636
110,100	e	Nisshin Oillio Group Ltd	3,231
157,513		Nisshin Seifun Group, Inc	3,454
48,638		Nissin Food Products Co Ltd	3,346
1,939		Nong Shim Co Ltd	426
1,229		Nong Shim Holdings Co Ltd	91
9,289		Norway Royal Salmon ASA	224
26,531		Oceana Group Ltd	155
123,953		Origin Enterprises plc	816
14,453		Orion Corp	246
24,577		Orion Corp/Republic of Korea	2,337
14,930		Orior AG.	1,400
170,750		Orkla ASA	1,443
5,589		Ottogi Corp	3,763
781,314		PAN Fish ASA	18,105
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,838,251		PepsiCo, Inc	$317,316
43,489		Pernod-Ricard S.A.	7,133
4,241,957	n	Philip Morris International, Inc	345,889
152,355	*	Pilgrim’s Pride Corp	2,756
594,741		Pinnacle Foods, Inc	38,545
258,124		Pioneer Foods Ltd	1,679
157,503	*	Post Holdings, Inc	15,442
578,829		PPB Group BHD	2,347
425,260	*	Premier Foods plc	235
21,427	e	Premium Brands Holdings Corp	1,563
74,400	e	Prima Meat Packers Ltd	1,754
290,955	*	Primo Water Corp	5,252
5,692,200		PT Austindo Nusantara Jaya	500
6,904,600	*	PT BW Plantation Tbk	94
17,396,318		PT Charoen Pokphand Indonesia Tbk	5,925
473,911		PT Gudang Garam Tbk	2,354
10,471,900		PT Hanjaya Mandala Sampoerna Tbk	2,705
4,813,091		PT Indofood Sukses Makmur Tbk	1,906
19,080,200	*	PT Inti Agri Resources Tbk	336
10,177,100		PT Japfa Comfeed Indonesia Tbk	1,400
1,432,444		PT Nippon Indosari Corpindo Tbk	106
1,796,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	154
1,294,000		PT Salim Ivomas Pratama Tbk	43
2,026,600		PT Sawit Sumbermas Sarana Tbk	175
5,318,900		PT Tunas Baru Lampung Tbk	373
3,998		Pulmuone Co Ltd	416
9,263	*	Pyxus International, Inc	213
68,300		Q.P. Corp	1,583
106,825		QAF Ltd	59
486,985		QL Resources BHD	804
28,951		Radico Khaitan Ltd	139
212,396		Remy Cointreau S.A.	27,701
12,000,000		RFM Corp	1,077
93,447	e	Rhodes Food Group Pty Ltd	107
24,800		Riken Vitamin Co Ltd	860
15,400	e	Rock Field Co Ltd	255
57,483	e	Rogers Sugar, Inc	247
8,600	e	Rokko Butter Co Ltd	196
149,097		Royal Unibrew A.S.	12,273
11,300		S Foods, Inc	489
1,893		Sajo Industries Co Ltd	107
18,355		Sakata Seed Corp	661
245,354		Salmar ASA	12,257
1,043		Samlip General Foods Co Ltd	130
2,178		Samyang Corp	143
2,046		Samyang Foods Co Ltd	144
10,315		Samyang Holdings Corp	944
27,631	e	Sanderson Farms, Inc	2,856
451,400		Sao Martinho S.A.	2,048
198,500		Sapporo Holdings Ltd	4,128
429,035		Saputo, Inc	12,762
34,321		Scandi Standard AB	221
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,567	g	Scandinavian Tobacco Group A.S.	$760
8,294		Schouw & Co	688
707		Seaboard Corp	2,623
60,014		Select Harvests Ltd	231
9,142	*	Seneca Foods Corp	308
28,837		Shanxi Xinghuacun Fen Wine Factory Co Ltd	198
35,200		Showa Sangyo Co Ltd	907
2,266,660		Sime Darby Plantation BHD	2,899
254,154	*	Simply Good Foods Co	4,943
646,700		SLC Agricola S.A.	9,766
504,861		Standard Foods Corp	839
17,000		Starzen Co Ltd	732
125,311		Stock Spirits Group plc	322
29,972		Strauss Group Ltd	659
46,505		Suedzucker AG.	618
138,983		Suntory Beverage & Food Ltd	5,888
144,981		Swedish Match AB	7,411
539,017	*	Synlait Milk Ltd	3,877
540,100		Takara Holdings, Inc	7,941
293,100		Taokaenoi Food & Marketing PCL	158
288,523		Tassal Group Ltd	942
188,647		Tata Tea Ltd	608
396,439		Tate & Lyle plc	3,525
1,480,409		Thai Union Group PCL	819
2,958,200		Thai Vegetable Oil PCL (Foreign)	2,653
839,600		Thaifoods Group PCL	109
1,393,000	*	Tibet 5100 Water Resources Holdings Ltd	440
164,702		Tiger Brands Ltd	3,087
10,175,190		Tingyi Cayman Islands Holding Corp	18,691
69,561		Tongaat Hulett Ltd	364
168,300		Tongwei Co Ltd	163
20,255	e	Tootsie Roll Industries, Inc	592
68,336		Toyo Suisan Kaisha Ltd	2,653
559,633		Treasury Wine Estates Ltd	7,064
109,785	*	TreeHouse Foods, Inc	5,253
419,579		Tsingtao Brewery Co Ltd	1,968
31,800		Tsingtao Brewery Co Ltd (Class A)	161
110,000		Ttet Union Corp	358
26,495		Turning Point Brands, Inc	1,098
355,677		Tyson Foods, Inc (Class A)	21,173
354,152	*	Ulker Biskuvi Sanayi AS	993
1,364,000		Uni-President China Holdings Ltd	1,452
5,225,977		Uni-President Enterprises Corp	13,635
572,269	*	United Spirits Ltd	4,061
39,500		Universal Corp	2,567
850,144		Universal Robina	2,271
65,233		Varun Beverages Ltd	665
138,633	e	Vector Group Ltd	1,910
2,445		Venky’s India Ltd	74
238,847		Vina Concha y Toro S.A.	478
30,438		Viscofan S.A.	2,217
12,737,614	e	Want Want China Holdings Ltd	10,715
8,500	e	Warabeya Nichiyo Co Ltd	150
203,000	*	Wei Chuan Food Corp	149
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,532,693	g	WH Group Ltd	$5,288
2,140,488		Wilmar International Ltd	5,040
67,000		Wuliangye Yibin Co Ltd	661
131,730		Yakult Honsha Co Ltd	10,803
97,632		Yamazaki Baking Co Ltd	1,956
679,000	*,e	Yashili International	128
264,000		Yihai International Holding Ltd	599
5,552		Zydus Wellness Ltd	105
		TOTAL FOOD, BEVERAGE & TOBACCO	5,089,082

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
15,290	*,e	AAC Holdings, Inc	117
6,830,109		Abbott Laboratories	501,057
88,543	*	Abiomed, Inc	39,822
165,007	*	Acadia Healthcare Co, Inc	5,808
117,158	*	Accuray, Inc	527
91,257	*	Addus HomeCare Corp	6,402
593,280	e	Advanced Medical Solutions Group plc	2,556
481,083		Aetna Inc	97,588
104,870	*	AGFA-Gevaert NV	481
1,994,000	g	AK Medical Holdings Ltd	1,369
252,136		Alfresa Holdings Corp	6,754
3,830,659	*	Alibaba Health Information Technology Ltd	3,746
183,185	*,n	Align Technology, Inc	71,666
39,100	*	Alliar Medicos A Frente S.A.	113
230,897	*	Allscripts Healthcare Solutions, Inc	3,290
125,473		Ambu A.S.	3,012
59,287	*	Amedisys, Inc	7,409
19,016	*	American Renal Associates Holdings, Inc	412
728,767		AmerisourceBergen Corp	67,207
63,758	*	AMN Healthcare Services, Inc	3,488
525,087		Amplifon S.p.A.	11,642
88,520	*	Angiodynamics, Inc	1,924
20,157	*	Anika Therapeutics, Inc	850
246,211		Ansell Ltd	4,491
202,012	*	Antares Pharma, Inc	679
691,122		Anthem, Inc	189,402
105,797		Apollo Hospitals Enterprise Ltd	1,521
4,250	*,e	Apollo Medical Holdings, Inc	94
738,282		Arjo AB	2,496
38,835	e	As One Corp	2,901
76,500		Asahi Intecc Co Ltd	3,336
24,946		Ascom Holding AG.	507
103,906	*	athenahealth, Inc	13,882
80,864	*	AtriCure, Inc	2,833
8,257		Atrion Corp	5,737
68,048	g	Attendo AB	640
1,281,189		Australian Pharmaceutical Industries Ltd	1,597
63,416	*	Avanos Medical, Inc	4,344
44,979	*	AxoGen, Inc	1,657
760,850		Bangkok Chain Hospital PCL	489
14,930,645		Bangkok Dusit Medical Services PCL (Foreign)	11,772
1,541,180		Baxter International, Inc	118,810
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

275,923		Becton Dickinson & Co	$72,016
2,838,000	*,e	Beijing Enterprises Medical & Health Group Ltd	130
19,670	*,g	Biocartis NV	281
30,190	e	BioMerieux	2,520
176,174	*	BioScrip, Inc	546
43,846	*	BioTelemetry, Inc	2,826
67,100		BML, Inc	2,042
6,744		Boditech Med, Inc	97
3,777,455	*	Boston Scientific Corp	145,432
248,125	*	Brookdale Senior Living, Inc	2,439
253,865		Bumrungrad Hospital PCL (Foreign)	1,459
76,843		Cantel Medical Corp	7,074
238,337	g	Capio AB	1,359
90,872	*	Capital Senior Living Corp	858
576,467		Cardinal Health, Inc	31,129
243,384	*	Cardiovascular Systems, Inc	9,526
94,607		Carl Zeiss Meditec AG.	7,952
111,550	*	Castlight Health, Inc	301
153		Celesio AG.	5
38,592	*,e	Celltrion Healthcare Co Ltd	3,208
633,361	*	Centene Corp	91,698
613,435	*	Cerner Corp	39,511
347,189	*	Cerus Corp	2,503
27,699		Chemed Corp	8,852
2,330,000	*	China Medical & HealthCare Group Ltd	76
1,187,500		China NT Pharma Group Co Ltd	225
1,764,000		China Pioneer Pharma Holdings Ltd	394
503,500	e	China Resources Phoenix Healthcare Holdings Co Ltd	457
3,136,400		Chularat Hospital PCL	275
955,773		Cigna Corp	199,040
136,885	*	Civitas Solutions, Inc	2,019
178,000	*,e	C-Mer Eye Care Holdings Ltd	98
123,110		Cochlear Ltd	17,850
128,109		Coloplast AS	13,087
17,907		CompuGroup Medical AG.	1,033
14,325	e	Computer Programs & Systems, Inc	385
33,368		Conmed Corp	2,643
319,725	g	ConvaTec Group plc	967
36,087		Cooper Cos, Inc	10,002
12,777	*	Corvel Corp	770
50,214	*	Cross Country Healthcare, Inc	438
48,068	*	CryoLife, Inc	1,692
32,725	*,e	CryoPort, Inc	419
18,695	*	Cutera, Inc	609
43,533	e	CVS Group plc	528
4,727,319		CVS Health Corp	372,134
197,600	*,e	CYBERDYNE, Inc	1,560
37,597	*,e	CytoSorbents Corp	485
1,268,693		Danaher Corp	137,856
115,583	*	DaVita, Inc	8,279
4,066		Dentium Co Ltd	369
431,048		Dentsply Sirona, Inc	16,268
171,751	*	DexCom, Inc	24,567
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,243		DiaSorin S.p.A.	$11,693
6,350	*,e	DIO Corp	184
76,788	*	Diplomat Pharmacy, Inc	1,490
27,938	g	Dr Lal PathLabs Ltd	369
27,030		Draegerwerk AG.	1,714
5,062		Draegerwerk AG. & Co KGaA	302
1,425,757	*	Edwards Lifesciences Corp	248,224
23,200		Eiken Chemical Co Ltd	539
7,631		El.En. S.p.A	187
9,058	*,e	ElectroCore LLC	127
518,888		Elekta AB (B Shares)	6,977
104,335		EMIS Group plc	1,374
426,126		Encompass Health Corp	33,217
117,409	*	Endologix, Inc	224
71,212		Ensign Group, Inc	2,700
104,808	*	Envision Healthcare Corp	4,793
209,180		Essilor International S.A.	30,963
1,213,382		Estia Health Ltd	2,076
91,129	*,e	Evolent Health, Inc	2,588
810,528	*	Express Scripts Holding Co	77,008
56,008	e	Extendicare, Inc	333
247,669		Fagron NV	4,791
593,697		Fisher & Paykel Healthcare Corp	5,920
184,900		Fleury S.A.	975
7,929	*	FONAR Corp	197
1,190,648	*	Fortis Healthcare Ltd	2,218
312,643		Fresenius Medical Care AG.	32,122
221,094		Fresenius SE	16,213
16,500		Fukuda Denshi Co Ltd	1,075
568,504	*,e	Genesis Health Care, Inc	767
72,287	*,e	GenMark Diagnostics, Inc	531
150,351	e	Getinge AB (B Shares)	1,727
29,000		Ginko International Co Ltd	191
44,594	*,e	Glaukos Corp	2,894
96,777	*	Globus Medical, Inc	5,493
477,700		GN Store Nord	23,253
564,000	e	Golden Meditech Holdings Ltd	61
27,300		Green Hospital Supply, Inc	1,056
3,340	e	Guerbet	253
271,079	*	Haemonetics Corp	31,060
5,222,100		Hartalega Holdings BHD	8,349
732,085		HCA Holdings, Inc	101,848
140,802	*	HealthEquity, Inc	13,293
611,965		Healthscope Ltd	928
110,242		HealthStream, Inc	3,419
20,377	*,e	Helius Medical Technologies, Inc	199
169,356	*	Henry Schein, Inc	14,400
17,863	*	Heska Corp	2,024
140,293		Hill-Rom Holdings, Inc	13,244
270,778	*	HMS Holdings Corp	8,884
14,900		Hogy Medical Co Ltd	514
302,943	*	Hologic, Inc	12,415
198,905		Hoya Corp	11,813
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,650		Huadong Medicine Co Ltd	$217
48,321	e	Humana AB	310
598,679		Humana, Inc	202,665
2,739		Huons Global Co Ltd	136
67,402	*	ICU Medical, Inc	19,058
171,205	*	Idexx Laboratories, Inc	42,743
2,680,242		IHH Healthcare BHD	3,374
28,800	*,e	iKang Healthcare Group, Inc (ADR)	521
5,872		InBody Co Ltd	150
41,590	*	Inogen Inc	10,153
115,706	*,e	Inovalon Holdings, Inc	1,163
10,179	*	Inspire Medical Systems, Inc	428
36,700		Instituto Hermes Pardini S.A.	137
201,652	*,e	Insulet Corp	21,365
287,851	*	Integer Holding Corp	23,877
61,796	*	Integra LifeSciences Holdings Corp	4,071
3,924		Interojo Co Ltd	111
16,752	*	IntriCon Corp	941
505,779	*	Intuitive Surgical, Inc	290,317
46,096		Invacare Corp	671
15,333	e	Ion Beam Applications	313
5,067	*,e	iRadimed Corp	188
113,692	*	iRhythm Technologies, Inc	10,762
5,054		i-SENS Inc	101
35,300	e	Japan Lifeline Co Ltd	746
764,522	e	Japara Healthcare Ltd	765
174,500		Jeol Ltd	3,787
72,000		Jointown Pharmaceutical Group Co Ltd	159
72,556	*	K2M Group Holdings, Inc	1,986
1,968,693		Koninklijke Philips Electronics NV	89,736
132,470		Korian-Medica	4,824
1,153,500		Kossan Rubber Industries	1,196
8,611,992		KPJ Healthcare BHD	2,247
130,172	*	Laboratory Corp of America Holdings	22,608
149,542	*	Lantheus Holdings, Inc	2,236
12,562		Le Noble Age	779
56,415		LeMaitre Vascular, Inc	2,186
39,611	*	LHC Group, Inc	4,080
1,314,394		Life Healthcare Group Holdings Pte Ltd	2,283
48,306	*	LifePoint Hospitals, Inc	3,111
1,336,000	*	Lifetech Scientific Corp	329
82,835	*	LivaNova plc	10,269
10,792		Lutronic Corp	127
114,668		M3, Inc	2,600
54,562	*	Magellan Health Services, Inc	3,931
15,100		Mani, Inc	736
121,622	*	Masimo Corp	15,147
30,407	*	Mazor Robotics Ltd	886
375,230		McKesson Corp	49,774
15,900	*,e	Medical Data Vision Co Ltd	266
218,851	e	Medical Facilities Corp	2,431
7,673		Medicare Group	138
454,401		Mediceo Paltac Holdings Co Ltd	9,493
963,331	e	Mediclinic International plc	5,380
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,381	*	Medidata Solutions, Inc	$5,673
4,495	*	Medipost Co Ltd	421
183,709	*	MEDNAX, Inc	8,572
3,167,900		Medtronic plc	311,626
88,640		Meinian Onehealth Healthcare Holdings Co Ltd	222
15,600		Menicon Co Ltd	380
60,558		Meridian Bioscience, Inc	902
71,418	*	Merit Medical Systems, Inc	4,389
633,517		Metlifecare Ltd	2,728
123,900		Microlife Corp	342
261,832	e	Microport Scientific Corp	346
34,900	e	Miraca Holdings, Inc	908
34,604	*,g	MLP Saglik Hizmetleri AS.	69
488,176	*	Molina Healthcare, Inc	72,592
13,636		Nagaileben Co Ltd	326
120,800		Nakanishi, Inc	2,514
156,072	*,e	Nanosonics Ltd	405
27,203	*,e	NantHealth, Inc	43
34,811		National Healthcare Corp	2,624
39,111		National Research Corp	1,510
43,360	*	Natus Medical, Inc	1,546
66,807	*	Neogen Corp	4,779
1,210,145		Network Healthcare Holdings Ltd	2,072
1,453		Neuca S.A.	103
8,889	*	Neuronetics, Inc	285
108,624	*	Nevro Corp	6,192
102,291	*	NextGen Healthcare, Inc	2,054
104,000	e	Nichii Gakkan Co	880
59,900		Nihon Kohden Corp	1,898
36,667		Nikkiso Co Ltd	480
180,932	e	Nipro Corp	2,475
191,680		NMC Health plc	8,473
29,246	e,g	NNIT A.S.	811
295,675	*	Novocure Ltd	15,493
69,429	*	NuVasive, Inc	4,928
18,198	*	Nuvectra Corp	400
126,820	*	NxStage Medical, Inc	3,537
317,970		Odontoprev S.A.	1,009
237,168		Olympus Corp	9,255
51,847	*	Omnicell, Inc	3,728
305,582	*	OraSure Technologies, Inc	4,721
84,587		Oriola-KD Oyj (B Shares)	277
29,412		Orpea	3,805
66,276	*	Orthofix International NV	3,831
10,125	*,e	OrthoPediatrics Corp	371
6,543	*	Osstem Implant Co Ltd	286
81,203		Owens & Minor, Inc	1,341
107,903	*	Oxford Immunotec Global plc	1,751
50,100		Paramount Bed Holdings Co Ltd	2,469
111,921	e	Patterson Cos, Inc	2,736
69,319	*	Penumbra, Inc	10,377
13,451	*,e	PetIQ, Inc	529
57,499		Phonak Holding AG.	11,412
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,000	*,†,m	Pihsiang Machinery Manufacturing Co Ltd	$45
515,359	*	Premier, Inc	23,593
497,604		Primary Health Care Ltd	1,094
26,949		Pro Medicus Ltd	243
122,967	*	Providence Service Corp	8,273
492,762	*	PT Siloam International Hospitals Tbk	97
12,948	*,e	Pulse Biosciences, Inc	184
467,700		Qualicorp S.A.	1,909
201,074		Quest Diagnostics, Inc	21,698
44,376	*	Quidel Corp	2,892
29,814	*	Quorum Health Corp	175
677,799	*	R1 RCM, Inc	6,886
212,321	*	RadNet, Inc	3,195
493,307	e	Raffles Medical Group Ltd	408
68,229		Ramsay Health Care Ltd	2,707
15,675	*,e	RaySearch Laboratories AB	216
83,761		Regis Healthcare Ltd	175
8,021,300		Religare Health Trust	4,342
198,803		Resmed, Inc	22,930
12,326		Rhoen Klinikum AG.	317
283,000	*,e,g	Rici Healthcare Holdings Ltd	63
195,000		Rion Co Ltd	4,324
59,665	*,e	Rockwell Medical, Inc	252
70,384	*	RTI Biologics, Inc	317
342,878		Ryman Healthcare Ltd	3,179
30,352		Sartorius AG.	4,920
23,737		Sartorius Stedim Biotech	3,268
17,022	*	SeaSpine Holdings Corp	265
7,200	*,e	Seed Co Ltd	128
1,226,518		Selcuk Ecza Deposu Ticaret ve Sanayi AS	674
146,989	*	Select Medical Holdings Corp	2,705
96,512	*,e	Senseonics Holdings, Inc	460
2,020,415		Shandong Weigao Group Medical Polymer Co Ltd	1,994
58,000		Shanghai Pharmaceuticals Holding Co Ltd	173
848,540		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	2,121
374,612	*,g	Siemens Healthineers AG.	16,473
42,676	e	Sienna Senior Living, Inc	566
31,269	*,e	Sientra, Inc	747
810,569	e	Sigma Healthcare Ltd	369
16,509		Simulations Plus, Inc	333
1,103,871		Sinopharm Group Co	5,401
655,934		Smith & Nephew plc	11,967
30,400	e	Solasto Corp	396
268,242		Sonic Healthcare Ltd	4,826
486,486	e,g	Spire Healthcare Group plc	904
33,000		St. Shine Optical Co Ltd	726
266,473	*	Staar Surgical Co	12,791
176,214		STERIS Plc	20,159
9,497		STRATEC Biomedical AG.	713
30,881		Straumann Holding AG.	23,265
1,011,501		Stryker Corp	179,724
2,383		Suheung Capsule Co Ltd	68
508,269		Summerset Group Holdings Ltd	2,631
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,866,000		Supermax Corp BHD	$3,811
26,666	*,e	Surgery Partners, Inc	440
50,095	*	SurModics, Inc	3,740
98,682		Suzuken Co Ltd	4,682
56,742		Sysmex Corp	4,893
23,451	*	Tabula Rasa HealthCare, Inc	1,904
23,368	*,e	Tactile Systems Technology, Inc	1,660
68,345	*,e	Tandem Diabetes Care, Inc	2,928
118,653	*,e	Teladoc, Inc	10,246
10,911		Teleflex, Inc	2,903
184,723	*	Tenet Healthcare Corp	5,257
233,576		Terumo Corp	13,824
184,300		Thonburi Healthcare Group PCL	181
54,045	*	Tivity Health, Inc	1,738
301,900	e	Toho Pharmaceutical Co Ltd	8,017
12,900		Tokai Corp (GIFU)	297
854,000		Top Glove Corp BHD	2,199
2,414,000	†,e,m	Town Health International Medical Group Ltd	3
211,829	*,e	TransEnterix, Inc	1,229
226,697	*	Triple-S Management Corp (Class B)	4,282
35,900		Tsuki Corp	352
161,759		United Drug plc	1,432
2,946,177		UnitedHealth Group, Inc	783,801
287,651		Universal Health Services, Inc (Class B)	36,773
3,305,500	e,g	Universal Medical Financial & Technical Advisory Services Co Ltd	2,535
16,893		US Physical Therapy, Inc	2,004
4,679		Utah Medical Products, Inc	441
4,119		Value Added Technologies Co Ltd	117
54,684	*	Varex Imaging Corp	1,567
125,866	*	Varian Medical Systems, Inc	14,088
479,331	*	Veeva Systems, Inc	52,185
3,485,500		Vibhavadi Medical Center PCL (Foreign)	276
3,966		Vieworks Co Ltd	114
80,403	*,e	ViewRay, Inc	753
233,625		Virtus Health Ltd	945
225,700	e	VITAL KSK Holdings, Inc	2,547
39,533	*	Vocera Communications, Inc	1,446
429,736	*	WellCare Health Plans, Inc	137,726
9,900	g	Wenzhou Kangning Hospital Co Ltd	58
54,746		West Pharmaceutical Services, Inc	6,759
176,091	*	William Demant Holding A.S.	6,610
232,728	*,e	Wright Medical Group NV	6,754
2,489	e	Ypsomed Holding AG.	355
2,129,878		Zimmer Biomet Holdings, Inc	280,015
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,432,998

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
5,719	e	Able C&C Co Ltd	73
34,602		Amorepacific Corp	8,139
10,474		Amorepacific Corp (Preference)	1,298
193,344		Asaleo Care Ltd	101
1,351	*	Avon Products, Inc	3
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,115		Bajaj Corp Ltd	$296
108,649		Beiersdorf AG.	12,247
1,064,400	e	Best World International Ltd	1,144
8,193	e	Blackmores Ltd	784
156,804	e	BWX Ltd	408
57,248	*,e	Central Garden & Pet Co	2,063
121,139	*	Central Garden and Pet Co (Class A)	4,015
27,000		Chlitina Holding Ltd	204
164,232		Church & Dwight Co, Inc	9,750
2,888		CLIO Cosmetics Co Ltd	49
101,580		Clorox Co	15,279
684,759		Colgate-Palmolive Co	45,845
2,156		Cosmax BTI, Inc	59
4,660		Cosmax, Inc	659
441,777		Coty, Inc	5,549
776,765		Dabur India Ltd	4,575
51,800		Do Day Dream PCL	76
35,200	e	Dr Ci:Labo Co Ltd	1,302
8,500	e	Earth Chemical Co Ltd	408
160,600	*	Edgewell Personal Care Co	7,425
126,221		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	77
32,410	*,e	elf Beauty, Inc	413
178,093		Energizer Holdings, Inc	10,445
536,561		Essity AB	13,468
1,210,892		Estee Lauder Cos (Class A)	175,967
43,600	*,e	Euglena Co Ltd	336
21,175		Eveready Industries India Ltd	58
22,700		Fancl Corp	1,115
8,975		Gillette India Ltd	828
449,271		Godrej Consumer Products Ltd	4,765
75,000		Grape King Industrial Co	527
685,947		Hengan International Group Co Ltd	6,304
20,812		Henkel KGaA	2,208
37,099		Henkel KGaA (Preference)	4,350
465,771	*	Herbalife Ltd	25,408
988,850		Hindustan Lever Ltd	21,946
9,516		Inter Parfums S.A.	487
26,832		Inter Parfums, Inc	1,729
4,960		It’s Skin Co Ltd	189
25,584		Jamieson Wellness, Inc	528
11,351	*,e	Jayjun Cosmetic Co Ltd	193
98,330		Jyothy Laboratories Ltd	265
506,807		Kao Corp	40,939
250,577		Kimberly-Clark Corp	28,476
1,570,116	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,794
59,600	*,e	Kitanotatsujin Corp	370
78,000		Kobayashi Pharmaceutical Co Ltd	5,742
7,367		Kolmar BNH Co Ltd	167
8,364		Korea Kolmar Co Ltd	564
4,618		Korea Kolmar Holdings Co Ltd	164
48,300		Kose Corp	9,203
9,943		LG Household & Health Care Ltd	11,436
2,469		LG Household & Health Care Ltd (Preference)	1,790
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

347,300		Lion Corp	$7,713
305,560		L’Oreal S.A.	73,667
25,158		Mandom Corp	799
807,026		Marico Ltd	3,709
67,574		Medifast, Inc	14,971
230,924	*	Microbio Co Ltd	135
17,700		Milbon Co Ltd	811
574,998		Natura Cosmeticos S.A.	4,041
9,142	e	Natural Health Trends Corp	213
18,637	*	Nature’s Sunshine Products, Inc	163
11,100		Noevir Holdings Co Ltd	605
194,463		Nu Skin Enterprises, Inc (Class A)	16,028
5,786	*,e	NUTRIBIOTECH Co Ltd	119
920,000		NVC Lighting Holdings Ltd	67
6,834		Oil-Dri Corp of America	263
47,037		Ontex Group NV	1,001
27,126	*	Oriflame Holding AG.	693
24,472		Pacific Corp	2,058
175,800		Pigeon Corp	9,907
246,705		Pola Orbis Holdings, Inc	9,010
7,020,894		Procter & Gamble Co	584,349
7,181,300		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	405
1,532,629		PT Unilever Indonesia Tbk	4,837
181,654		PZ Cussons plc	553
1,500,927		Reckitt Benckiser Group plc	137,110
12,608	*,e	Revlon, Inc (Class A)	281
24,126		Sarantis S.A.	208
587,791		Shiseido Co Ltd	45,523
19,219		Spectrum Brands Holdings, Inc	1,436
6,800		ST Corp	126
59,980		TCI Co Ltd	964
3,764	e	Tonymoly Co Ltd	48
478,636		Uni-Charm Corp	15,836
2,936,523		Unilever NV	163,344
1,774,064		Unilever plc	97,457
123,362	*	USANA Health Sciences, Inc	14,871
137,000		Vinda International Holdings Ltd	235
18,363	e	WD-40 Co	3,160
23,200		YA-MAN Ltd	471
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,712,189

INSURANCE - 3.9%
159,202		Admiral Group plc	4,316
2,383,028		Aegon NV	15,467
416,419		Aflac, Inc	19,601
40,758		Ageas	2,191
13,783,006		AIA Group Ltd	122,902
85,448		Alleghany Corp	55,757
657,773		Allianz AG.	146,398
845,124		Allstate Corp	83,414
131,273		Alm Brand AS	1,121
61,357	*	AMBAC Financial Group, Inc	1,253
200,030		American Equity Investment Life Holding Co	7,073
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,039		American Financial Group, Inc	$9,104
7,029,390		American International Group, Inc	374,245
3,916		American National Insurance Co	506
25,604		Amerisafe, Inc	1,586
146,115	e	Amtrust Financial Services, Inc	2,122
53,717		Anadolu Hayat Emeklilik AS	58
114,102		Anadolu Sigorta	82
9,100	e	Anicom Holdings, Inc	301
42,573		Aon plc	6,547
336,538	*	Arch Capital Group Ltd	10,032
699,831		Argo Group International Holdings Ltd	44,124
50,590		Arthur J. Gallagher & Co	3,766
667,627		Aspen Insurance Holdings Ltd	27,907
387,888		ASR Nederland NV	18,489
650,198		Assicurazioni Generali S.p.A.	11,196
67,957		Assurant, Inc	7,336
50,074		Assured Guaranty Ltd	2,115
4,230,934	*	Athene Holding Ltd	218,570
7,182,433		Aviva plc	45,827
15,619		AvivaSA Emeklilik ve Hayat AS.	30
2,123,549		AXA S.A.	56,902
861,979		Axis Capital Holdings Ltd	49,745
35,337		Bajaj Finserv Ltd	2,931
12,853		Baloise Holding AG.	1,959
666,774		BB Seguridade Participacoes S.A.	3,979
603,198		Beazley plc	4,485
4,167,733	*	Berkshire Hathaway, Inc (Class B)	892,353
41,604	*	Brighthouse Financial, Inc	1,841
387,545		Brown & Brown, Inc	11,460
14,790,816		Cathay Financial Holding Co Ltd	25,420
2,345,494		China Insurance International Holdings Co Ltd	8,218
11,759,990		China Life Insurance Co Ltd	26,726
2,507,253		China Life Insurance Co Ltd (Taiwan)	2,521
39,500		China Pacific Insurance Group Co Ltd	204
3,752,539		China Pacific Insurance Group Co Ltd (Hong Kong)	14,419
7,457,000		China Reinsurance Group Corp	1,476
2,034,248		Chubb Ltd	271,857
51,117		Cincinnati Financial Corp	3,926
65,488	*,e	Citizens, Inc (Class A)	550
19,906	*	Clal Insurance	376
133,704		CNA Financial Corp	6,104
55,750		CNP Assurances	1,344
561,033		Conseco, Inc	11,905
3,630,000	*,†,e,m	Convoy Financial Holdings Ltd	5
545,688		Corp Mapfre S.A.	1,707
45,252		Crawford & Co (Class B)	417
2,595,907		Dai-ichi Mutual Life Insurance Co	54,112
1,528,975		Direct Line Insurance Group plc	6,454
349,036		Discovery Holdings Ltd	4,192
26,794		Donegal Group, Inc (Class A)	381
52,628		Dongbu Insurance Co Ltd	3,454
23,437	*	eHealth, Inc	662
11,942		EMC Insurance Group, Inc	295
302,271		Employers Holdings, Inc	13,693
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,240	*	Enstar Group Ltd	$3,386
28,913		Erie Indemnity Co (Class A)	3,687
190,037		esure Group plc	687
33,442		Everest Re Group Ltd	7,641
43,403		Fairfax Financial Holdings Ltd	23,580
30,200	e	Fanhua, Inc (ADR)	816
12,930		FBL Financial Group, Inc (Class A)	973
20,762		FedNat Holding Co	529
401,904		First American Financial Corp	20,734
588,116		FNF Group	23,142
5,229	e	Fondiaria-Sai S.p.A	12
1,056,073	*	Genworth Financial, Inc (Class A)	4,404
177,284		Gjensidige Forsikring BA	2,988
11,807		Global Indemnity Ltd	445
10,781	*,e	Goosehead Insurance, Inc	365
433,579		Great-West Lifeco, Inc	10,520
41,371	*	Greenlight Capital Re Ltd (Class A)	513
94,416		Grupo Catalana Occidente S.A.	4,111
35,406	*	Hallmark Financial Services	389
69,617		Hannover Rueckversicherung AG.	9,826
27,665		Hanover Insurance Group, Inc	3,413
157,718		Hanwha Non-Life Insurance Co Ltd	998
204,559		Harel Insurance Investments & Finances Ltd	1,572
1,147,232		Hartford Financial Services Group, Inc	57,316
653,269	g	Hastings Group Holdings Ltd	2,209
8,907		HCI Group, Inc	390
15,789	*,e	Health Insurance Innovations, Inc	973
5,098		Helvetia Holding AG.	3,105
28,470	e	Heritage Insurance Holdings, Inc	422
204,801		Hiscox Ltd	4,389
55,559		Horace Mann Educators Corp	2,495
95,747		Hyundai Marine & Fire Insurance Co Ltd	3,619
18,496		IDI Insurance Co Ltd	1,139
5,702		Independence Holding Co	205
92,664		Industrial Alliance Insurance and Financial Services, Inc	3,705
118,187	g	ING Life Insurance Korea Ltd	3,634
2,586,760		Insurance Australia Group Ltd	13,675
162,597		Intact Financial Corp	13,520
2,024		Investors Title Co	340
118,200		IRB Brasil Resseguros S	1,945
101,062		James River Group Holdings Ltd	4,307
506,800		Japan Post Holdings Co Ltd	6,032
1,800	e	Japan Post Insurance Co Ltd	43
766,053		Just Retirement Group plc	883
97,744		Kemper Corp	7,864
12,674		Kingstone Cos, Inc	241
26,335		Kinsale Capital Group, Inc	1,682
1,756,786		Korea Life Insurance Co Ltd	8,378
61,884		Korean Reinsurance Co	583
124,416		Lancashire Holdings Ltd	986
9,283,316		Legal & General Group plc	31,691
696,089		Liberty Holdings Ltd	5,552
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

688,976		Lincoln National Corp	$46,616
108,590		Loews Corp	5,454
23,637		Lotte Non-Life Insurance Co Ltd	59
98,235		Maiden Holdings Ltd	280
324,688		Manulife Financial Corp	5,805
3,029,341		Manulife Financial Corp (Toronto)	54,154
4,533	*	Markel Corp	5,387
984,120		Marsh & McLennan Cos, Inc	81,406
113,243	*	Max India Ltd	638
183,079	*	Max India Ltd (New)	187
120,258	*,e	MBIA, Inc	1,286
2,900,133		Medibank Pvt Ltd	6,098
16,428		Menorah Mivtachim Holdings Ltd	186
1,117,999		Mercuries & Associates Holding Ltd	873
583,261	*	Mercuries Life Insurance Co Lt	303
14,687		Mercury General Corp	737
303,445		Meritz Fire & Marine Insurance Co Ltd	5,292
2,366,578		Metlife, Inc	110,567
833,456		Metropolitan Holdings Ltd	1,022
238,305		Migdal Insurance Holdings Ltd	264
395,131		Mirae Asset Life Insurance Co Ltd	1,831
444,783		Mitsui Sumitomo Insurance Group Holdings, Inc	14,858
32,675		Muenchener Rueckver AG.	7,217
120,969		National General Holdings Corp	3,247
3,079		National Western Life Group, Inc	983
45,931		Navigators Group, Inc	3,174
7,500		New China Life Insurance Co Ltd	55
1,184,382		New China Life insurance Co Ltd (Hong Kong)	5,663
16,915	*	NI Holdings, Inc	285
318,923		nib holdings Ltd	1,347
360,182		NKSJ Holdings, Inc	15,347
273,080		NN Group NV	12,188
6,491,749	*,e	Old Mutual Ltd	13,905
101,485		Old Mutual Ltd (London)	214
252,012		Old Republic International Corp	5,640
8,389,288		People’s Insurance Co Group of China Ltd	3,760
415,837		Phoenix Group Holdings	3,663
81,474		Phoenix Holdings Ltd	492
9,051,239		PICC Property & Casualty Co Ltd	10,653
13,336,976	e	Ping An Insurance Group Co of China Ltd	135,106
157,600		Ping An Insurance Group Co of China Ltd (Class A)	1,569
454,574		Porto Seguro S.A.	6,674
671,244	g	Poste Italiane S.p.A	5,354
600,183		Power Corp Of Canada	13,038
690,266		Power Financial Corp	15,813
605,680		Powszechny Zaklad Ubezpieczen S.A.	6,518
119,835		Primerica, Inc	14,446
259,804		Principal Financial Group	15,222
175,294		ProAssurance Corp	8,230
1,207,251		Progressive Corp	85,763
12,481		Protective Insurance Corp	286
41,618	e	Protector Forsikring ASA	271
2,327,548		Prudential Financial, Inc	235,827
5,699,121		Prudential plc	130,670
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,256,000	*	PT Panin Insurance Tbk	$4,206
273,143,700	*	PT Panin Life Tbk	4,580
148,344	*	Qatar Insurance Co SAQ	1,548
1,628,247		QBE Insurance Group Ltd	13,079
543,400		Qualitas Controladora SAB de C.V.	1,448
582,232		Rand Merchant Investment Holdings Ltd	1,586
70,545		Reinsurance Group of America, Inc (Class A)	10,198
32,613		RenaissanceRe Holdings Ltd	4,356
52,812		RLI Corp	4,150
1,013,126		RSA Insurance Group plc	7,591
177,258	g	Sabre Insurance Group plc	612
19,592		Safety Insurance Group, Inc	1,755
728,915		Saga plc	1,241
1,759,484		Sampo Oyj (A Shares)	91,052
32,576		Samsung Fire & Marine Insurance Co Ltd	8,340
71,393		Samsung Life Insurance Co Ltd	6,262
2,890,474		Sanlam Ltd	16,148
58,192		SCOR SE	2,698
78,379		Selective Insurance Group, Inc	4,977
14,005,779	*	Shin Kong Financial Holding Co Ltd	5,477
576,000		Shinkong Insurance Co Ltd	763
93,998		Societa Cattolica di Assicurazioni SCRL	807
665,592		Sony Financial Holdings, Inc	14,678
24,118		State Auto Financial Corp	737
502,464		Steadfast Group Ltd	1,034
68,145		Stewart Information Services Corp	3,067
1,477,581		Storebrand ASA	13,201
962,894		Sul America SA	6,199
699,614		Sun Life Financial, Inc	27,813
931,720		Suncorp-Metway Ltd	9,735
19,145		Swiss Life Holding	7,259
74,703		Swiss Re Ltd	6,883
500,000		Syarikat Takaful Malaysia BHD	459
470,918		T&D Holdings, Inc	7,777
1,375,873	*	Third Point Reinsurance Ltd	17,886
36,223		Tiptree Financial, Inc	237
2,732,681		Tokio Marine Holdings, Inc	135,660
21,966		Tong Yang Life Insurance	127
221,216		Topdanmark AS	10,110
102,023		Torchmark Corp	8,844
86,679		Travelers Cos, Inc	11,243
15	*	Trisura Group Ltd	0	^
116,556	*,e	Trupanion, Inc	4,165
88,609		Tryg A.S.	2,206
543,601		Unipol Gruppo Finanziario S.p.A	2,416
242,831		Uniqa Versicherungen AG.	2,425
53,948		United Fire & Casualty Co	2,739
26,504		United Insurance Holdings Corp	593
65,549		Universal Insurance Holdings, Inc	3,182
212,029		UnumProvident Corp	8,284
67,689		W.R. Berkley Corp	5,410
6,265		White Mountains Insurance Group Ltd	5,863
112,824		Wiener Staedtische Allgemeine Versicherung AG.	3,220
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

227,914		Willis Towers Watson plc	$32,122
43,600		Wiz Solucoes e Corretagem de Seguros S.A.	84
17,946		Wuestenrot & Wuerttembergische AG.	409
205,100	*,e,g	ZhongAn Online P&C Insurance Co Ltd	835
398,854		Zurich Financial Services AG.	125,761
		TOTAL INSURANCE	4,817,023

MATERIALS - 4.9%
36,321	*,m	A Schulman, Inc	69
25,983		Aarti Industries	417
133,561		Acerinox S.A.	1,905
7,499		Achilles Corp	157
13,645	m	Acron JSC (GDR)	98
211,400		ADEKA Corp	3,629
268,645		Adelaide Brighton Ltd	1,200
21,687	e	Advanced Emissions Solutions, Inc	259
18,371		Advanced Metallurgical Group NV	853
80,063		Advansa Sasa Polyester Sanayi AS	134
188,521	*	AdvanSix, Inc	6,400
69,465		Aeci Ltd	514
130,903		Aekyung Petrochemical Co Ltd	1,233
127,821	*,e	African Barrick Gold Ltd	221
739,564		African Rainbow Minerals Ltd	6,725
158,085		Agnico-Eagle Mines Ltd	5,400
37,942	*,e	AgroFresh Solutions, Inc	236
62,900	e	Aichi Steel Corp	2,399
76,289		Air Liquide	10,018
175,915		Air Products & Chemicals, Inc	29,387
40,050		Air Water, Inc	735
33,115		AK Holdings, Inc	1,827
424,064	*,e	AK Steel Holding Corp	2,078
38,692		Akcansa Cimento AS	53
5,610		Akzo Nobel India Ltd	124
272,881		Akzo Nobel NV	25,526
247,061		Alamos Gold, Inc	1,134
330,702	e	Albemarle Corp	32,997
367,834	*	Alcoa Corp	14,861
2,182,913		Alexandria Mineral Oils Co	1,342
620,750	*	Allegheny Technologies, Inc	18,343
26,648		Altius Minerals Corp	260
516,858		Altri SGPS S.A.	4,964
489,965	*,e	Altura Mining Ltd	83
1,912,720		Alumina Ltd	3,829
4,693,445	*,e	Aluminum Corp of China Ltd	2,085
867,387		Ambuja Cements Ltd	2,677
1,779,216		Amcor Ltd	17,584
84,187		American Vanguard Corp	1,515
3,729,000		AMVIG Holdings Ltd	967
1,211,785		Anadolu Cam Sanayii AS	661
244,247	*	Anatolia Minerals Development Ltd	378
1,600,000		Angang New Steel Co Ltd	1,428
289,900		Angang Steel Co Ltd	259
103,865		Anglo American Platinum Ltd	3,396
1,833,869	e	Anglo American plc (London)	41,025
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

416,768		AngloGold Ashanti Ltd	$3,601
1,623,369		Anhui Conch Cement Co Ltd	9,748
71,700		Anhui Conch Cement Co Ltd (Class A)	383
1,102,978		Antofagasta plc	12,257
182,705		APERAM	8,358
4,288		APL Apollo Tubes Ltd	75
34,343		Aptargroup, Inc	3,700
1,038,959		ArcelorMittal	32,256
25,000	e	ArcelorMittal (ADR)	772
37,344		Ardagh Group S.A.	623
340,195		Arkema	42,160
28,474		Asahi Holdings, Inc	520
1,542,285		Asahi Kasei Corp	23,384
686,961		Ashland Global Holdings, Inc	57,609
1,449,000		Asia Cement China Holdings Corp	1,489
935		Asia Cement Co Ltd	121
2,095,024		Asia Cement Corp	2,847
222,296		Asia Polymer	120
398,553		Asian Paints Ltd	7,115
4,515		Atul Ltd	197
145,571		Aurubis AG.	10,159
1,051,205		Ausdrill Ltd	1,343
130,706		Avery Dennison Corp	14,162
932,713	*	Axalta Coating Systems Ltd	27,198
639,609	*	B2Gold Corp	1,456
42,624		Balchem Corp	4,778
692,778		Ball Corp	30,475
406,200		Baoshan Iron & Steel Co Ltd	463
1,129,531		Barrick Gold Corp (Canada)	12,496
6,466		BASF India Ltd	167
950,982		BASF SE	84,384
12,608		Bayer CropScience Ltd	758
14,462,000		BBMG Corp	4,947
27,798	e	Bekaert S.A.	691
42,365		Bemis Co, Inc	2,059
3,817,215	*	Berry Plastics Group, Inc	184,715
4,066,775		BHP Billiton Ltd	101,307
575,767	e	BHP Billiton Ltd (ADR)	28,696
2,545,649		BHP Billiton plc	55,550
115,234	e	Billerud AB	1,487
4,850	*,e	Bio On Spa	320
11,489		Birla Corp Ltd	101
860,774		BlueScope Steel Ltd	10,557
87,700		Boise Cascade Co	3,227
382,808		Boliden AB	10,646
1,102,334		Boral Ltd	5,503
62,756		Borregaard ASA	643
43,127		Borusan Mannesmann Boru Sanayi	62
61,973	*	Boryszew S.A.	85
142,200		Bradespar S.A.	1,305
181,875		Braskem S.A.	2,632
173,871		Brickworks Ltd	2,201
55,778	e	Buzzi Unicem S.p.A.	1,157
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,122		Buzzi Unicem S.p.A. RSP	$575
145,312		Cabot Corp	9,114
385,700		Cahya Mata Sarawak BHD	272
477,495	*	Canfor Corp	8,902
162,840		Canfor Pulp Products, Inc	3,084
46,697		CAP S.A.	470
119,655		Carpenter Technology Corp	7,054
186,872		Cascades, Inc	1,824
258,721		CCL Industries	11,662
140,382		Celanese Corp (Series A)	16,004
64,300		Cementir S.p.A.	449
489,248		Cementos Argos S.A.	1,272
494,800	*,g	CEMEX Holdings Philippines, Inc	22
110,281	*	Cemex Latam Holdings S.A.	201
18,489,778	*	Cemex S.A. de C.V.	12,983
734,000	*	Cemex SAB de C.V. (ADR)	5,167
860,964		Centamin plc	1,189
167,795	*	Centerra Gold, Inc	669
102,231		Central Asia Metals plc	317
86,270	*	Century Aluminum Co	1,033
33,121		Century Plyboards India Ltd	83
16,187		Century Textile & Industries Ltd	184
583,445		CF Industries Holdings, Inc	31,763
219,408		Chambal Fertilizers & Chemicals Ltd	459
10,104		Chase Corp	1,214
276,139		Chemours Co	10,891
3,220,560		Cheng Loong Corp	2,595
300,000	*,e	Chiho-Tiande Group Ltd	116
1,072,695		China BlueChemical Ltd	434
207,029		China General Plastics Corp	173
50,600		China Hi-ment Corp	93
1,603,841		China Manmade Fibers Corp	593
176,112		China Metal Products	178
858,455	*,†,e,m	China Metal Recycling Holdings Ltd	1
488,000	*,e,g	China Metal Resources Utilization Ltd	278
14,248,900	e	China Molybdenum Co Ltd	5,952
370,000		China Molybdenum Co Ltd (Class A)	245
9,517,282		China National Building Material Co Ltd	8,440
181,200		China Northern Rare Earth Group High-Tech Co Ltd	270
1,612,628	*	China Petrochemical Development Corp	737
2,874,000		China Resources Cement Holdings Ltd	3,342
4,653,000		China Sanjiang Fine Chemicals	1,244
4,114,400	*,†,e,m	China Shanshui Cement Group Ltd	2,297
1,970,000		China Silver Group Ltd	281
91,000		China Steel Chemical Corp	433
13,186,303		China Steel Corp	11,011
307,698		China Synthetic Rubber Corp	397
297,000		China XLX Fertiliser Ltd	121
2,363,200	e	China Zhongwang Holdings Ltd	1,155
84,351		Christian Hansen Holding	8,552
37,200	e	Chugoku Marine Paints Ltd	374
1,659,000	*	Chung Hung Steel Corp	784
10,540		Chung Hwa Pulp Corp	3
425,883		Cia de Minas Buenaventura S.A. (ADR) (Series B)	5,711
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

648,948	*	Cia Siderurgica Nacional S.A.	$1,501
17,598		Ciech S.A.	226
143,713		Cimsa Cimento Sanayi Ve Tica	214
26,569		Clariant AG.	691
21,508	*	Clearwater Paper Corp	639
398,263	*,e	Cleveland-Cliffs, Inc	5,042
447,020	*,e	Coeur Mining, Inc	2,383
154,444		Commercial Metals Co	3,169
86,132	*,†,m	Companhia Vale do Rio Doce	0
45,937	e	Compass Minerals International, Inc	3,087
76,801	*	Constellium NV	949
97,629	*,e	Continental Gold, Inc	199
44,017		Corbion NV	1,432
85,227		Coromandel International Ltd	475
26,098	e	Corticeira Amorim SGPS S.A.	348
210,187	g	Covestro AG.	17,014
294,000	e	CPMC Holdings Ltd	111
1,472,107		CRH plc	48,159
54,179		Croda International plc	3,672
3,520,094	*	Crown Holdings, Inc	168,965
351,691		CSR Ltd	958
1,854,400		D&L Industries Inc	338
189,199		Daicel Chemical Industries Ltd	2,198
86,800	e	Daido Steel Co Ltd	4,215
42,000	e	Daiken Corp	837
16,071		Dainichiseika Color & Chemicals Manufacturing Co Ltd	523
103,100		Dainippon Ink and Chemicals, Inc	3,711
42,572	e	Daio Paper Corp	608
8,400	e	Daiso Co Ltd	223
24,702		Dalmia Bharat Ltd	791
101,002		DCM Shriram Ltd	608
64,646		Deepak Fertilizers & Petrochemicals Corp Ltd	171
128,700		Denki Kagaku Kogyo KK	4,486
130,651	*	Detour Gold Corp	1,056
54,500		DG Khan Cement Co Ltd	45
8,103		Dhanuka Agritech Ltd	45
270,497		Domtar Corp	14,112
18,919		Dongjin Semichem Co Ltd	168
41,787		Dongkuk Steel Mill Co Ltd	351
910,000	e	Dongyue Group	627
48,700		Dowa Holdings Co Ltd	1,547
7,251,084		DowDuPont, Inc	466,317
1,062,017		DS Smith plc	6,615
307,583		DSM NV	32,577
6,364	*	Duk San Neolux Co Ltd	90
321,904		DuluxGroup Ltd	1,784
127,598		Eagle Materials, Inc	10,876
675,800		Eastern Polymer Group PCL	184
307,146		Eastman Chemical Co	29,400
235,776		Ecolab, Inc	36,965
11,582	*	Ecopro Co Ltd	446
112,917		EID Parry India Ltd	310
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,712	*	El Ezz Steel Co	$88
521,680	e	Eldorado Gold Corp	456
293,643		Elementis plc	1,026
3,899,660		Empresas CMPC S.A.	15,738
2,388		EMS-Chemie Holding AG.	1,424
1,117,136		Ence Energia y Celulosa S.A.	11,323
48,519	*,e	Endeavour Mining Corp	757
84,984	*,e	Endeavour Silver Corp	195
343,800		Engro Chemical Pakistan Ltd	863
958,500		Engro Fertilizers Ltd	583
27,721		Eramet	2,928
87,118		Ercros S.A.	506
4,481,468		Eregli Demir ve Celik Fabrikalari TAS	8,177
47,124		Essel Propack Ltd	68
166,290	e	Essentra plc	876
491,914		Eternal Chemical Co Ltd	427
226,789		Eugene Corp	1,409
286,128		Everlight Chemical Industrial Corp	167
1,778,958		Evolution Mining Ltd	3,411
92,898		Evonik Industries AG.	3,322
2,627,052		Evraz plc	19,336
381,000		Fauji Cement Co Ltd	69
260,000		Fauji Fertilizer Bin Qasim Ltd	78
336,300		Fauji Fertilizer Co Ltd	264
300,050		Feng Hsin Iron & Steel Co	595
1,770,508		Ferrexpo plc	4,605
114,075	*	Ferro Corp	2,649
202,348	*,m	Ferroglobe plc	0
251,630		Fibria Celulose S.A.	4,705
17,645		Finolex Industries Ltd	128
113,218	*,e	First Majestic Silver Corp	643
3,096,043		First Quantum Minerals Ltd	35,259
1,368,830		Fletcher Building Ltd	5,937
77,052	*,e	Flotek Industries, Inc	185
296,080		FMC Corp	25,812
30,955	*,e	Foosung Co Ltd	297
3,822,354		Formosa Chemicals & Fibre Corp	16,018
9,564,176		Formosa Plastics Corp	36,638
959,624	g	Forterra plc	3,265
25,828	*,e	Forterra, Inc	193
3,408,338		Fortescue Metals Group Ltd	9,658
98,102	*	Fortuna Silver Mines, Inc	428
15,500	e	FP Corp	943
288,533		Franco-Nevada Corp	18,049
5,466,472		Freeport-McMoRan Copper & Gold, Inc (Class B)	76,093
200,779		Fresnillo plc	2,145
11,705		Frutarom Industries Ltd	1,214
63,668		Fuchs Petrolub AG. (Preference)	3,553
8,196,200	e	Fufeng Group Ltd	3,982
30,500	e	Fuji Seal International, Inc	1,080
10,400		Fujimi, Inc	270
19,500		Fujimori Kogyo Co Ltd	665
162,099	e	Furukawa-Sky Aluminum Corp	3,882
1,483,800		Fushan International Energy Group Ltd	329
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,700	e	Fuso Chemical Co Ltd	$254
120,025	*	FutureFuel Corp	2,225
244,212	*,e	Galaxy Resources Ltd	439
248,825	*	GCP Applied Technologies, Inc	6,606
3,355,512		Gerdau S.A. (Preference)	14,283
2,797		Givaudan S.A.	6,882
15,193,749		Glencore Xstrata plc	65,495
240,900		Global Green Chemicals PCL	88
248,959		Gloria Material Technology Corp	142
90,400	e	Godo Steel Ltd	1,861
874,500		Gold Fields Ltd	2,095
74,400	*	Gold Resource Corp	382
599,612		Goldcorp, Inc	6,109
9,571,418		Goldsun Development & Construction Co Ltd	2,918
2,563,000		Grand Pacific Petrochemical	2,550
351,412		Granges AB	4,185
567,919		Graphic Packaging Holding Co	7,957
490,707	*	Grasim Industries Ltd	6,918
605,755	*,†,m	Great Basin Gold Ltd	5
427,000	e	Greatview Aseptic Packaging Co	272
18,468		Greenply Industries Ltd	40
7,840		Greif, Inc	452
113,570		Greif, Inc (Class A)	6,094
18,799		Groupe Guillin	560
304,328		Grupo Argos S.A.	1,674
106,000		Grupo Cementos de Chihuahua SAB de C.V.	696
4,082,844		Grupo Mexico S.A. de C.V. (Series B)	11,770
10,837		Gujarat Alkalies & Chemicals Ltd	89
25,418		Gujarat Flourochemicals	286
376,776		Gujarat Narmada Valley Fertilizers Co Ltd	1,817
7,991		Gulf Oil Lubricants India Ltd	81
228	e	Gurit Holding AG.	191
124,295	*	Guyana Goldfields, Inc	274
9,076		H&R GmbH & Co KGaA	82
111,027		H.B. Fuller Co	5,737
3,138	*	Hanil Cement Co Ltd	420
5,630		Hansol Chemical Co Ltd	405
160,623		Hansol Paper Co Ltd	2,924
125,745		Hanwha Chemical Corp	2,188
252,773		Harmony Gold Mining Co Ltd	414
474	*	Havilah Mining Corp	0	^
27,574		Hawkins, Inc	1,143
22,009		Haynes International, Inc	781
971,248		Hecla Mining Co	2,710
24,742		HeidelbergCement AG.	1,933
37,145		HeidelbergCement India Ltd	74
89,400		Hengli Petrochemical Co Ltd	209
521,600		Hesteel Co Ltd	247
191,609		Hexpol AB	2,108
51,250		Hill & Smith Holdings plc	658
53,009		Himadri Speciality Chemical Ltd	84
1,980,611		Hindalco Industries Ltd	6,278
135,111		Hitachi Chemical Co Ltd	2,749
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

191,649	e	Hitachi Metals Ltd	$2,373
573,971	*	Ho Tung Chemical Corp	150
198,449		Hochschild Mining plc	422
4,200	e	Hodogaya Chemical Co Ltd	127
153,829		Hokuetsu Paper Mills Ltd	838
77,685		Holcim Ltd	3,846
68,721		Holmen AB	1,787
18,745		Honam Petrochemical Corp	4,698
17,360		HSIL Ltd	61
157,000		Hsin Kuang Steel Co Ltd	232
388,000		Huabao International Holdings Ltd	208
15,947		Huchems Fine Chemical Corp	359
1,038,878		HudBay Minerals, Inc	5,260
75,710	e	Huhtamaki Oyj	2,425
566,351		Huntsman Corp	15,422
1,790	*	Hyosung Advanced Materials Corp	228
1,298	*	Hyosung Chemical Corp	179
5,022		Hyosung Corp	217
87,926		Hyundai Steel Co	4,480
701,750	*	IAMGOLD Corp	2,581
264,630	g	Ibstock plc	813
2,507,043		Iluka Resources Ltd	18,015
55,282		IMCD Group NV	4,302
5,069		Imerys S.A.	374
418,312	*,e	Impala Platinum Holdings Ltd	808
2,343,857		Incitec Pivot Ltd	6,739
315,904	e	Independence Group NL	1,064
94,785		India Cements Ltd	132
1,497,878		Indorama Ventures PCL (Foreign)	2,733
174,800	*	Industrias CH SAB de C.V.	720
221,066	e	Industrias Penoles S.A. de C.V.	3,808
191,649	*	Ingevity Corp	19,525
1,390,300		Inner Mongolia BaoTou Steel Union Co Ltd	336
208,920		Inner Mongolia Eerduosi Resourses Co Ltd	204
29,544		Innophos Holdings, Inc	1,312
63,604		Innospec, Inc	4,882
486,805	*	Interfor Corp	7,206
180,591		International Flavors & Fragrances, Inc	25,124
944,548		International Paper Co	46,425
71,500		International Steels Ltd	52
37,706		Intertape Polymer Group, Inc	560
820,168	*	Intrepid Potash, Inc	2,944
24,700	*	Ishihara Sangyo Kaisha Ltd	379
275,299		Israel Chemicals Ltd	1,670
21,181		Israel Corp Ltd	6,799
362,254	*,e	Ivanhoe Mines Ltd	771
31,459	*,†,m	Jacana Minerals Ltd	5
348,519		James Hardie Industries NV	5,279
53,596	*	Jastrzebska Spolka Weglowa S.A.	964
12,800		JCU Corp	309
516,086		JFE Holdings, Inc	11,839
1,600,445		Jiangxi Copper Co Ltd	1,862
126,100		Jiangxi Copper Co Ltd (Class A)	265
59,600		Jiangxi Ganfeng Lithium Co Ltd	282
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,038,000	*,e	Jinchuan Group International Resources Co Ltd	$141
410,472		Jindal Saw Ltd	416
243,362	*	Jindal Steel & Power Ltd	660
299,449		Jinduicheng Molybdenum Co Ltd	275
196,882	*,e	Jinshan Gold Mines, Inc	284
10,540		JK Cement Ltd	112
18,352		JK Lakshmi Cement Ltd	77
28,436		Johnson Matthey plc	1,320
74,479	*	JSL Ltd	55
9,200	e	JSP Corp	235
1,179,293		JSR Corp	22,016
1,445,495		JSW Steel Ltd	7,614
24,765		K&S AG.	519
44,178		Kaiser Aluminum Corp	4,818
40,728	e	Kaneka Corp	1,882
300,417	e	Kansai Paint Co Ltd	5,537
28,700	e	Kanto Denka Kogyo Co Ltd	309
122,197		Kapstone Paper and Packaging Corp	4,144
168,764	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	81
1,077,354	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	723
2,234,968	*	KAZ Minerals plc	15,920
64,156		Kemira Oyj	864
275,020	*	KGHM Polska Miedz S.A.	6,631
18,000		KH Neochem Co Ltd	701
221,449	*,e	Kidman Resources Ltd	170
755,329	*	Kinross Gold Corp	2,058
123,607		Kirkland Lake Gold Ltd	2,343
17,035		KISCO Corp	103
4,534		KISWIRE Ltd	108
713,451		Klabin S.A.	3,514
1,349,700		Klabin S.A. (Preference)	1,066
44,585	*,m	Klondex Mines Ltd	124
116,644		KMG Chemicals, Inc	8,814
14,500		Koatsu Gas Kogyo Co Ltd	123
803,886	e	Kobe Steel Ltd	7,144
10,907		Kolon Industries, Inc	612
18,600		Konishi Co Ltd	293
86,532	*	Koppers Holdings, Inc	2,695
18,531		Korea Kumho Petrochemical	1,645
19,160		Korea Petrochemical Ind Co Ltd	3,186
9,510		Korea Zinc Co Ltd	3,737
10,735	*	Koza Altin Isletmeleri AS	91
140,895	*	Koza Anadolu Metal Madencilik Isletmeleri AS	150
41,511	*	Kraton Polymers LLC	1,957
29,609		Kronos Worldwide, Inc	481
15,279		Kukdo Chemical Co Ltd	749
78,633	e	Kumba Iron Ore Ltd	1,782
127,048		Kumiai Chemical Industry Co Ltd	959
856,542		Kuraray Co Ltd	12,877
13,700		Kureha CORP	1,026
15,600	e	Kyoei Steel Ltd	304
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,633	e	Labrador Iron Ore Royalty Corp	$1,364
209,200	*	Lafarge Malayan Cement BHD	139
551		LafargeHolcim Ltd	27
708,898		Lanxess AG.	51,855
1,890,000		Lee & Man Paper Manufacturing Ltd	1,750
1,563,448		LEE Chang Yung Chem IND Corp	2,657
9,916		Lenzing AG.	1,036
48,392		LG Chem Ltd	15,942
9,384		LG Chem Ltd (Preference)	1,726
15,603		Linde AG.	3,223
1,247,589		Linde AG. (Tender)	294,627
29,800		Lintec Corp	763
34,236	*,e	Lithium Americas Corp	164
11,066		Lock & Lock Co Ltd	171
509,740	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	4,506
285,220		Long Chen Paper Co Ltd	197
334	*,e	Lonmin plc	0	^
1,381,423		Louisiana-Pacific Corp	36,594
63,144	*,e	LSB Industries, Inc	618
187,919	e	Lucara Diamond Corp	314
164,150		Lucky Cement Ltd	679
476,000		Luks Group Vietnam Holdings Ltd	140
35,068	*,e	Lundin Gold, Inc	131
1,501,305		Lundin Mining Corp	7,950
428,452	*	Lynas Corp Ltd	494
577,052		LyondellBasell Industries AF S.C.A	59,154
344,800		Maanshan Iron & Steel Co Ltd	205
65,144		Madras Cements Ltd	578
50,241	*	MAG. Silver Corp	406
18,160		Magnesita Refratarios S.A.	319
45,180	*	Major Drilling Group International	170
167,400		Maple Leaf Cement Factory Ltd	64
52,912	*	Marrone Bio Innovations, Inc	97
126,051		Marshalls plc	681
9,879		Martin Marietta Materials, Inc	1,797
46,272	e	Maruichi Steel Tube Ltd	1,509
26,892		Materion Corp	1,627
446,100		Metalurgica Gerdau S.A.	881
152,552		Methanex Corp	12,042
1,828,043		Mexichem SAB de C.V.	6,287
100,971		Mineral Resources Ltd	1,160
94,117		Minerals Technologies, Inc	6,362
8,067		Miquel y Costas & Miquel S.A.	298
31,793		Misr Fertilizers Production Co SAE	151
1,939,199		Mitsubishi Chemical Holdings Corp	18,559
274,078		Mitsubishi Gas Chemical Co, Inc	5,835
108,110		Mitsubishi Materials Corp	3,230
8,800	e	Mitsubishi Steel Manufacturing Co Ltd	169
281,037		Mitsui Chemicals, Inc	7,027
36,300		Mitsui Mining & Smelting Co Ltd	1,051
529,250		MMC Norilsk Nickel PJSC (ADR)	9,140
101,772		MMC Norilsk Nickel PJSC (ADR)	1,749
2,852,000	*	MMG Ltd	1,468
42,210		MOIL Ltd	94
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

125,261		Mondi Ltd	$3,440
347,330		Mondi plc	9,510
12,981	*,†,m	Mongolian Metals Corporation	0
2,065		Monsanto India Ltd	75
97,305		Mosaic Co	3,160
169,872	e	Mountain Province Diamonds, Inc	358
284,668		Mpact Ltd	478
163,598		M-real Oyj (B Shares)	1,653
178,987		Myers Industries, Inc	4,161
72,773		Mytilineos Holdings S.A.	723
84,300		Nakayama Steel Works Ltd	541
12,799		Namhae Chemical Corp	159
421,453	*	Nampak Ltd	457
12,109,071		Nan Ya Plastics Corp	33,619
171,275		Nantex Industry Co Ltd	165
1,732,938		National Aluminium Co Ltd	1,450
22,493		Neenah Paper, Inc	1,941
422,002	*,e	Nemaska Lithium, Inc	245
28,581		Neo Performance Materials, Inc	398
19,900		Neturen Co Ltd	204
196,654		Nevsun Resources Ltd	872
379,404	*,e	New Gold, Inc	300
979,924		Newcrest Mining Ltd	13,760
3,130		NewMarket Corp	1,269
1,262,276		Newmont Mining Corp	38,121
897,850		Nickel Asia Corp	73
26,900	e	Nihon Nohyaku Co Ltd	189
56,200		Nihon Parkerizing Co Ltd	760
1,842,902		Nine Dragons Paper Holdings Ltd	1,987
76,400	e	Nippon Denko Co Ltd	199
136,700	e	Nippon Kayaku Co Ltd	1,626
570,500		Nippon Light Metal Holdings Co Ltd	1,275
149,532		Nippon Paint Co Ltd	5,581
98,900		Nippon Paper Industries Co Ltd	1,820
17,200		Nippon Shokubai Co Ltd	1,336
15,200		Nippon Soda Co Ltd	468
988,146		Nippon Steel Corp	20,902
9,700	*	Nippon Valqua Industries Ltd	272
111,361		Nissan Chemical Industries Ltd	5,882
39,000	e	Nisshin Steel Holdings Co Ltd	585
4,100		Nittetsu Mining Co Ltd	197
122,363		Nitto Denko Corp	9,174
42,360		NOF Corp	1,430
375,387		Norbord, Inc	12,439
1,299,047		Norsk Hydro ASA	7,790
7,190,000	*,e	North Mining Shares Co Ltd	34
213,503	*	Northam Platinum Ltd	606
463,327		Northern Star Resources Ltd	2,782
180,359	*,e	Novagold Resources, Inc	666
7,659		Novolipetsk Steel (GDR)	206
181,431	*	Novolipetsk Steel PJSC (GDR)	4,890
206,196		Novozymes AS	11,310
823,782		Nucor Corp	52,269
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

326,857	m	Nufarm Ltd	$1,577
335,258		Nutrien Ltd	19,344
778,646	e	Nutrien Ltd (Toronto)	44,959
61,042	*,e	Nyrstar NV	145
791,465		OceanaGold Corp	2,390
21,424		OCI Co Ltd	2,124
48,514	*	OCI NV	1,551
15,575		Oeneo S.A.	201
844,148		OJI Paper Co Ltd	6,130
6,800		Okamoto Industries, Inc	371
6,957,062		Olin Corp	178,657
12,738		Olympic Steel, Inc	266
40,198		Omnia Holdings Ltd	360
111,874	*	Omnova Solutions, Inc	1,102
266,311		Orica Ltd	3,276
34,145		Orient Cement Ltd	44
4,452,000		Oriental Union Chemical Corp	4,964
744,125	*,e	Orocobre Ltd	2,270
784,285		Orora Ltd	1,881
7,600	e	Osaka Steel Co Ltd	147
74,445	e	Osisko Gold Royalties Ltd	565
107,729	*,e	Osisko Mining, Inc	196
197,834		Outokumpu Oyj	1,160
365,925	*	Owens-Illinois, Inc	6,876
1,266,389		Oxiana Ltd	8,537
10,750	*,e	Pacific Metals Co Ltd	400
7,000		Pack Corp	259
24,750		Packages Ltd	89
355,726		Packaging Corp of America	39,020
139,155		Pact Group Holdings Ltd	374
118,514		Pan American Silver Corp	1,747
117,959		Papeles y Cartones de Europa S.A.	2,286
1,059,032		Petkim Petrokimya Holding	937
521,141	*,e	Petra Diamonds Ltd	257
11,042,616		Petronas Chemicals Group BHD	24,973
58,402		PH Glatfelter Co	1,116
25,977		Phillips Carbon Black Ltd	74
121,220		PhosAgro PJSC (GDR)	1,646
33,122		PI Industries Ltd	325
140,890	*	Pidilite Industries Ltd	2,033
938,804	*,e	Pilbara Minerals Ltd	610
34,453	e	Plastivaloire	500
383,585	*	Platform Specialty Products Corp	4,783
197,383		PolyOne Corp	8,630
44,749		Polyus PJSC (GDR)	1,405
3,197	*	Polyus PJSC (GDR)	100
2,528		Poongsan	95
129,831		Poongsan Corp	3,716
509,852		Portucel Empresa Produtora de Pasta e Papel S.A.	2,498
114,824		POSCO	30,480
12,722		POSCO Refractories & Environment Co Ltd	837
960,670	*	PPC Ltd	438
225,717		PPG Industries, Inc	24,633
49,940	*	PQ Group Holdings, Inc	872
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,240,438		Praxair, Inc	$199,376
113,949	*	Premier Gold Mines Ltd	154
1,655,500		Press Metal BHD	1,943
104,114	*,e	Pretium Resources, Inc	792
76,163		Prism Cement Ltd	92
5,227,704		PT Aneka Tambang Tbk	296
4,125,300		PT Indah Kiat Pulp and Paper Corp Tbk	4,800
1,932,943		PT Indocement Tunggal Prakarsa Tbk	2,399
3,128,398	*	PT Krakatau Steel Tbk	84
8,218,300	*,†,m	PT Sekawan Intipratama Tbk	0	^
2,794,538		PT Semen Gresik Persero Tbk	1,860
1,925,057		PT Timah Tbk	96
3,608,300		PT Waskita Beton Precast Tbk	87
2,547,977		PTT Global Chemical PCL (Foreign)	6,403
11,290		Qatar National Cement Co	173
160,400	*	Qinghai Salt Lake Industry Co Ltd	212
17,616		Quaker Chemical Corp	3,562
264,380	*,†,e,m	Quintis Ltd	2
489,424		Rain Commodities Ltd	1,104
31,833		Rallis India Ltd	80
2,425	*,e	Ramaco Resources, Inc	18
90,825		Randgold Resources Ltd	6,424
220,432	e	Rayonier Advanced Materials, Inc	4,063
87,066		Recticel S.A.	956
1,062,076		Regis Resources Ltd	2,857
180,075		Reliance Steel & Aluminum Co	15,359
1,370,267		Rengo Co Ltd	11,685
481,643		Resolute Mining Ltd	379
17,021	e	Rhi Magnesita NV	1,040
746,237		Rio Tinto Ltd	42,440
2,117,315		Rio Tinto plc	106,801
154,100		Rongsheng Petro Chemical Co Ltd	251
40,749	*	Royal Bafokeng Platinum Ltd	74
190,456		Royal Gold, Inc	14,677
2,027,121		RPC Group plc	20,993
52,987		RPM International, Inc	3,441
70,879	*	Ryerson Holding Corp	801
12,907		Sa des Ciments Vicat	786
8,800	e	Sakai Chemical Industry Co Ltd	217
27,600		Sakata INX Corp	350
266,472		Salzgitter AG.	13,295
12,753		Samsung Fine Chemicals Co Ltd	597
327,651		San Fang Chemical Industry Co Ltd	291
1,158,850		Sandfire Resources NL	6,217
113,923	*,e	Sandstorm Gold Ltd	424
32,808		Sanyo Chemical Industries Ltd	1,672
142,400	e	Sanyo Special Steel Co Ltd	3,474
522,346		Sappi Ltd	3,277
1,348,224	*	Saracen Mineral Holdings Ltd	1,819
200,300		Satipel Industrial S.A.	448
87,798		Scapa Group plc	516
1,191,561	*,e	Schmolz + Bickenbach AG.	940
152,988		Schnitzer Steel Industries, Inc (Class A)	4,138
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,391		Schweitzer-Mauduit International, Inc	$1,586
139,200		Scientex BHD	299
74,491	e	Scotts Miracle-Gro Co (Class A)	5,865
24,966	*,e	Seabridge Gold, Inc	323
57,295		Seah Besteel Corp	1,007
15,701	m	SeAH Steel Corp	970
244,715		Sealed Air Corp	9,825
877,400	e	Sekisui Plastics Co Ltd	8,523
209,822	*	SEMAFO, Inc	494
82,047		Semapa-Sociedade de Investimento e Gestao	1,631
56,946		Sensient Technologies Corp	4,357
2,789,841	*	Sesa Sterlite Ltd	8,943
260,314		Severstal (GDR)	4,334
402,418		Severstal (GDR) (Equiduct)	6,702
12,613	g	SH Kelkar & Co Ltd	36
58,800		Shandong Gold Mining Co Ltd	202
1,263,000		Shanghai Chlor-Alkali Chemical Co Ltd	834
11,920		Sharda Cropchem Ltd	54
346,100		Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	230
88,159		Sherwin-Williams Co	40,131
22,600		Shikoku Chemicals Corp	314
8,649	*	Shine Co Ltd	214
605,032		Shin-Etsu Chemical Co Ltd	53,490
145,800		Shin-Etsu Polymer Co Ltd	1,197
517,032		Shinkong Synthetic Fibers Corp	212
162,400		Showa Denko KK	8,958
9,482		Shree Cement Ltd	2,211
294,600		Siam Cement PCL (ADR)	4,066
495,325		Siam Cement PCL (Foreign)	7,196
1,094,556	*,e	Sibanye Gold Ltd	665
443,439		Sidi Kerir Petrochemcials Co	539
20,099		Sika AG.	2,925
187,135		Silgan Holdings, Inc	5,202
796,000	*,e	Silver Grant International	178
400,636	e	Silvercorp Metals, Inc	980
118,908		Sims Group Ltd	1,087
1,206,000	*	Sinofert Holdings Ltd	156
3,390,674		Sinopec Shanghai Petrochemical Co Ltd	2,068
267,500		Sinopec Shanghai Petrochemical Co Ltd (Class A)	228
2,670,403	*,e	Sirius Minerals plc	972
7,372		SK Chemicals Co Ltd	223
5,340	*	SK Chemicals Co Ltd (New)	410
84,980		SKC Co Ltd	3,267
9,013		SKCKOLONPI, Inc	382
278,620		Smurfit Kappa Group plc	11,027
118,749		Sociedad Quimica y Minera de Chile S.A. (Class B)	5,451
4,736,105		Soda Sanayii AS	5,435
3,319		SODIFF Advanced Materials Co Ltd	546
458,019	*,e	SolGold plc	219
305,185		Solvay S.A.	40,911
8,327		Songwon Industrial Co Ltd	186
61,436		Sonoco Products Co	3,410
4,569,085		South32 Ltd	12,841
6,561		South32 Ltd (W/I)	18
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

255,208		Southern Copper Corp (NY)	$11,010
134,503	e	Ssab Svenskt Stal AB (Series A)	675
559,205		Ssab Svenskt Stal AB (Series B)	2,266
475,904		Ssangyong Cement Industrial Co Ltd	2,767
78,079	*	SSR Mining, Inc	679
3,112,090		St Barbara Ltd	7,856
1,386		Stalprodukt S.A.	140
1,044,899		Steel Dynamics, Inc	47,219
62,005		Stelco Holdings, Inc	1,034
7,000	e	Stella Chemifa Corp	256
30,796	e	Stella-Jones, Inc	1,031
49,392		Stepan Co	4,298
4,288		STO AG.	458
1,240,644		Stora Enso Oyj (R Shares)	23,692
322,506	*,e	Stornoway Diamond Corp	97
127,444		Sumitomo Bakelite Co Ltd	5,733
2,208,111		Sumitomo Chemical Co Ltd	12,923
337,418		Sumitomo Metal Mining Co Ltd	11,831
47,419	e	Sumitomo Osaka Cement Co Ltd	1,966
6,800		Sumitomo Seika Chemicals Co Ltd	382
11,512	e	Sumitomo Titanium Corp	184
148,912	*	Summit Materials, Inc	2,707
481,358	*	SunCoke Energy, Inc	5,593
73,768		Supreme Industries Ltd	1,024
454,388		Suzano Papel e Celulose S.A.	5,410
504,615		Svenska Cellulosa AB (B Shares)	5,707
39,000		Swancor Ind Co Ltd	99
22,116		Symrise AG.	2,017
9,616		Synalloy Corp	220
213,259	*,e	Syrah Resources Ltd	354
15,300		T Hasegawa Co Ltd	317
141,000		Ta Ann Holdings BHD	91
2,269,010		TA Chen Stainless Pipe	3,974
250		Taekwang Industrial Co Ltd	376
419,026	*	Tahoe Resources, Inc	1,169
206,867	*	Tahoe Resources, Inc (Toronto)	572
99,730		Taiheiyo Cement Corp	3,128
4,163,200		Taiwan Cement Corp	5,602
542,000		Taiwan Fertilizer Co Ltd	825
163,725		Taiwan Hon Chuan Enterprise Co Ltd	274
3,306,329		Taiwan Styrene Monomer	2,625
11,300		Taiyo Ink Manufacturing Co Ltd	436
39,133		Taiyo Nippon Sanso Corp	586
30,900		Takasago International Corp	1,131
166,100		Takiron Co Ltd	908
7,900	*,e	Tanaka Chemical Corp	98
963,353		Tata Steel Ltd	7,727
11,200	e	Tayca Corp	266
5,742		Technosemichem Co Ltd	311
1,217,750		Teck Cominco Ltd	29,349
1,118,337		Teijin Ltd	21,448
10,000		Tenma Corp	178
16,228	*	Tessenderlo Chemie NV	603
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,219,356		ThyssenKrupp AG.	$106,439
586,000	e	Tiangong International Co Ltd	130
36,400		Tianqi Lithium Corp	201
24,395	e	Tikkurila Oyj	382
64,471		Time Technoplast Ltd	114
56,329	*,e	TimkenSteel Corp	838
34,972		Titan Cement Co S.A.	870
21,741	*,e	TMAC Resources, Inc	79
68,600		Toagosei Co Ltd	792
22,500	e	Toho Titanium Co Ltd	271
16,600		Toho Zinc Co Ltd	658
246,400	e	Tokai Carbon Co Ltd	4,833
5,500		Tokushu Tokai Holdings Co Ltd	231
57,400		Tokuyama Corp	1,561
22,000		Tokyo Ohka Kogyo Co Ltd	653
72,000	e	Tokyo Steel Manufacturing Co Ltd	527
489,750		Ton Yi Industrial Corp	229
80,511	b	Tong Yang Major Corp	142
1,092,000	*	Tongfang Kontafarma Holdings Ltd	51
794,600		Tongling Nonferrous Metals Group Co Ltd	253
18,911		Tongyang Cement & Energy Corp	73
25,200		Topy Industries Ltd	742
446,871		Toray Industries, Inc	3,353
59,493	*	Torex Gold Resources, Inc	505
486,672		Tosoh Corp	7,496
25,100		Toyo Ink Manufacturing Co Ltd	665
124,407		Toyo Seikan Kaisha Ltd	2,582
689,967		Toyobo Co Ltd	11,708
3,316,700		TPI Polene PCL	189
28,086	*	Trecora Resources	393
36,374		Tredegar Corp	788
435,325	*,e	Trevali Mining Corp	246
171,190		Trinseo S.A.	13,404
9,706,950	a,n	Tronox Ltd	115,998
424,000		TSRC Corp	471
73,681	*	Tubacex S.A.	272
588,000		Tung Ho Steel Enterprise Corp	456
822,501	*	Turquoise Hill Resources Ltd	1,751
463,064		UBE Industries Ltd	12,598
15,266		Uflex Ltd	61
9,181	*	UFP Technologies, Inc	337
118,875	*	Ultra Tech Cement Ltd	6,661
212,072	e	Umicore S.A.	11,846
3,252		Unid Co Ltd	133
559,037	*	United Phosphorus Ltd	5,125
3,036		United States Lime & Minerals, Inc	240
358,150		United States Steel Corp	10,916
290,676		Universal Cement Corp	192
22,781	*	Universal Stainless & Alloy	581
7,519,062		UPC Technology Corp	3,767
908,722		UPM-Kymmene Oyj	35,639
21,461	*,e	US Concrete, Inc	984
393,655		USI Corp	180
4,400,345		Vale S.A.	65,179
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

182,434		Valhi, Inc	$416
166,803		Valvoline, Inc	3,588
200,690	*	Verso Corp	6,757
202,697		Victrex plc	8,814
7,736		Vinati Organics Ltd	128
3,525,600		Vinythai PCL (Foreign)	2,693
159,546		Voestalpine AG.	7,288
1,571,502		Volcan Cia Minera S.A.	366
60,291		Vulcan Materials Co	6,704
57,821	e	Warrior Met Coal, Inc	1,563
35,975		Welspun-Gujarat Stahl Ltd	62
11,486,000		West China Cement Ltd	2,156
179,630	e	West Fraser Timber Co Ltd	10,223
160,012		Western Areas NL	308
1,022,035		Western Forest Products, Inc	1,670
202,510	*	Westgold Resources Ltd	186
154,592		Westlake Chemical Corp	12,848
662,192		WestRock Co	35,388
805,062		Wheaton Precious Metals Corp	14,086
3,434,646		Wienerberger AG.	85,863
20,660		Winpak Ltd	762
4,232	*	Wonik Materials Co Ltd	113
77,688	*	Worthington Industries, Inc	3,369
1,474,523		WR Grace and Co	105,369
23,400	e	W-Scope Corp	234
265,000	*	Xinjiang Xinxin Mining Industry Co Ltd	29
798,301		Yamana Gold, Inc	1,990
26,100		Yamato Kogyo Co Ltd	809
789,487		Yara International ASA	38,747
68,573		Yeong Guan Energy Technology Group Co Ltd	120
1,958,100		Yeun Chyang Industrial Co Ltd	1,690
636,157		Yieh Phui Enterprise	219
75,800	e	Yodogawa Steel Works Ltd	1,875
4,463		Youlchon Chemical Co Ltd	53
246		Young Poong Corp	171
231,000	*,e	Youyuan International Holdings Ltd	82
672,285		Yuen Foong Yu Paper Manufacturing Co Ltd	274
541,470		Yule Catto & Co plc	3,817
46,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	120
56,783		Zaklady Azotowe w Tarnowie-Moscicach S.A.	486
252,112		Zeon Corp	2,654
1,440,000	e	Zhaojin Mining Industry Co Ltd	1,113
36,335		Zhejiang Huayou Cobalt Co Ltd	281
157,700		Zhejiang Longsheng Group Co Ltd	224
150,600		Zhongjin Gold Corp Ltd	149
17,240		Zignago Vetro S.p.A.	171
6,754,731		Zijin Mining Group Co Ltd	2,595
477,200		Zijin Mining Group Co Ltd (Class A)	248
		TOTAL MATERIALS	6,096,213

MEDIA - 2.0%
2,800		ABB ASEA Brown Boveri Ltd	91
1,200,000		ABS-CBN Holdings Corp (ADR)	426
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,517,467	*,e	Alibaba Pictures Group Ltd	$1,850
1,590	*	Altice NV (Class A)	4
530	*	Altice NV (Class B)	1
458		Altice USA, Inc	8
356,167	e	AMC Entertainment Holdings, Inc	7,301
310,936	*,e	AMC Networks, Inc	20,628
6,600		Amuse, Inc	188
351,030	e	Antena 3 de Television S.A.	2,179
876		APG SGA S.A.	312
127,497		APN Outdoor Group Ltd	613
94,932	*	Arnoldo Mondadori Editore S.p.A.	164
449,415		Ascential plc	2,449
7,063,500	e	Asian Pay Television Trust	1,681
601,570		Astro Malaysia Holdings BHD	214
22,559		Avex Group Holdings, Inc	322
45,796		Axel Springer AG.	3,079
8,675		Beasley Broadcasting Group, Inc	60
675,900		BEC World PCL (Foreign)	145
1,309,093		Borussia Dortmund GmbH & Co KGaA	11,650
7,330	*,e	Boston Omaha Corp	219
1,612		Cable One, Inc	1,424
48,697	e	Cairo Communication S.p.A.	176
2,737,011		CBS Corp (Class B)	157,241
21,005	*	Central European Media Enterprises Ltd (Class A)	76
123,134	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	462
312,784	*	Charter Communications, Inc	101,930
65,484		Cheil Communications, Inc	1,279
161,865	*,†,m	Chennai Super Kings Cricket Ltd	5
237,505		Cinemark Holdings, Inc	9,548
67,446	e	Cineplex Galaxy Income Fund	1,828
907,034		Cineworld Group plc	3,727
8,799		CJ CGV Co Ltd	412
16,697		CJ Hellovision Co Ltd	154
111,260		Clear Channel Outdoor Holdings, Inc (Class A)	662
31,358		Cogeco Communications, Inc	1,571
31,768		Cogeco, Inc	1,433
17,393,808		Comcast Corp (Class A)	615,915
112,180		Corus Entertainment, Inc	364
37,487		CTS Eventim AG.	1,681
141,900		CyberAgent, Inc	7,551
248,131	*	Cyfrowy Polsat S.A.	1,496
26,000		Daiichikosho Co Ltd	1,254
1,718	*,e	Daily Journal Corp	414
218,828		Daily Mail & General Trust	2,002
124,148		Dentsu, Inc	5,766
8,040,000	*,e	Digital Domain Holdings Ltd	110
54,069	*,e	Discovery, Inc (Class A)	1,730
116,641	*	Discovery, Inc (Class C)	3,450
727,228	*	DISH Network Corp (Class A)	26,006
211,284		Emerald Expositions Events, Inc	3,482
172,502	e	Entercom Communications Corp (Class A)	1,363
1,400,410		Entertainment One Ltd	7,541
400,129		Entravision Communications Corp (Class A)	1,961
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,395	*,e	Eros International plc	$872
151,212		Eutelsat Communications	3,572
58,928		EW Scripps Co (Class A)	972
107,987	*,e	Fluent, Inc	232
354,000		Fuji Television Network, Inc	6,301
152,464		Gannett Co, Inc	1,526
178,131	*	GCI Liberty, Inc	9,085
634,752		Gestevision Telecinco S.A.	4,621
108,061	*	Gray Television, Inc	1,891
3,556,027		Grupo Televisa S.A.	12,644
155,797		Hakuhodo DY Holdings, Inc	2,736
26,472	*	Hemisphere Media Group, Inc	369
187,922	e	HT&E Ltd	407
770,000	*,e	Huanxi Media Group Ltd	166
29,414		Hyundai Hy Communications & Network Co	111
300,678	*	IBN18 Broadcast Ltd	146
542,803	*,e	I-Cable Communications Ltd	12
82,300	e,g	IMAX China Holding, Inc	209
566,384	*	Imax Corp	14,613
1,248,590		Informa plc	12,402
5,275		Innocean Worldwide, Inc	278
32,283	*	Inox Leisure Ltd	96
1,981,919		Interpublic Group of Cos, Inc	45,327
84,347		IPSOS	2,583
493,824		ITE Group plc	463
5,496,452		ITV plc	11,281
119,393		Jagran Prakashan Ltd	188
127,768		JC Decaux S.A.	4,673
36,179	*	Jcontentree Corp	213
1,453,804		John Fairfax Holdings Ltd	865
21,794		John Wiley & Sons, Inc (Class A)	1,321
262,771	*,e	Juventus Football Club S.p.A.	446
20,867	*	JYP Entertainment Corp	697
70		Kabel Deutschland Holding AG.	9
121,332		Kadokawa Dwango Corp	1,329
9,796		Kinepolis Group NV	586
47,858		KT Skylife Co Ltd	604
76,101		Lagardere S.C.A.	2,344
14,722	*	Liberty Braves Group (Class A)	402
107,254	*	Liberty Braves Group (Class C)	2,923
50,014	*	Liberty Broadband Corp (Class A)	4,218
184,595	*	Liberty Broadband Corp (Class C)	15,561
1,913	*	Liberty Global plc	54
194,001	*	Liberty Global plc (Class A)	5,612
256,714	*	Liberty Latin America Ltd	5,296
82,017	*	Liberty Latin America Ltd (Class A)	1,709
41,100	*	Liberty Media Group (Class A)	1,462
366,938	*	Liberty Media Group (Class C)	13,646
155,049	*	Liberty SiriusXM Group (Class A)	6,735
346,979	*	Liberty SiriusXM Group (Class C)	15,076
146,320	e	Lions Gate Entertainment Corp (Class A)	3,569
209,196	e	Lions Gate Entertainment Corp (Class B)	4,874
254,264	*	Live Nation, Inc	13,850
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,993	*,e	LiveXLive Media, Inc	$55
17,713	*	Loral Space & Communications, Inc	804
71,568		M6-Metropole Television	1,443
23,600		Macromill, Inc	499
46,220	*	Madison Square Garden Co	14,574
295,300		Major Cineplex Group PCL (Foreign)	225
79,789		Marcus Corp	3,355
604,176	*	MDC Partners, Inc	2,507
231,167	*	Mediaset S.p.A.	721
53,050	e	Meredith Corp	2,708
50,979		Modern Times Group AB (B Shares)	1,869
1,008,600		Mono Technology PCL	71
80,547	*	MSG Networks, Inc	2,078
246,200		Multiplus S.A.	1,486
2,573		Nasmedia Co Ltd	94
767,078		Naspers Ltd (N Shares)	165,189
100,960		National CineMedia, Inc	1,069
39,454		Navneet Publications India	61
165,604		New Media Investment Group, Inc	2,598
174,420		New York Times Co (Class A)	4,038
198,574		News Corp	2,619
56,586		News Corp (Class B)	770
59,566		Nexstar Broadcasting Group, Inc (Class A)	4,849
32,400	e	Next Co Ltd	180
5,583,291	e	Nine Entertainment Co Holdings Ltd	9,100
163,158		Omnicom Group, Inc	11,098
454,326		oOh!media Ltd	1,683
693,333		Pearson plc	8,026
1,012,000		Phoenix Media Investment Holdings Ltd	88
661,900		Plan B Media PCL	142
65,900	e	Poly Culture Group Corp Ltd	83
33,450	*	PR Times, Inc	927
609,599	*,e	Promotora de Informaciones S.A.	1,373
448,167		ProSiebenSat. Media AG.	11,611
7,500		Proto Corp	106
14,785,000	*	PT Bhakti Investama Tbk	86
4,386,400		PT Global MediaCom Tbk	119
3,819,100		PT Media Nusantara Citra Tbk	206
371,074		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,223
4,860,436		PT Surya Citra Media Tbk	611
6,759,400	*	PT Visi Media Asia Tbk	63
49,513		Publicis Groupe S.A.	2,957
7,249		PVR Ltd	120
571,063		Quebecor, Inc	11,451
60,158	g	RAI Way S.p.A	306
369	*	RCS MediaGroup S.p.A.	0	^
20,513	*	Reading International, Inc	324
2,146,295	*	RELX plc	45,092
1,297,050		RELX plc (London)	27,286
284,300		RS PCL	187
11,436		RTL Group	816
5,107		Saga Communications, Inc	185
237,735		Sanoma-WSOY Oyj	2,339
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,154		SBS Media Holdings Co Ltd	$79
88,925		Schibsted ASA (B Shares)	3,091
37,537		Scholastic Corp	1,753
58,400	e	Septeni Holdings Co Ltd	91
322,900		SES Global S.A.	7,086
50,570		Shanghai Oriental Pearl Group Co Ltd	74
359,428		Shaw Communications, Inc (B Shares)	7,004
5,800	e	Shochiku Co Ltd	709
20,740		SHOWBOX Corp	84
97,519		Sinclair Broadcast Group, Inc (Class A)	2,765
821,164	e	Singapore Press Holdings Ltd	1,724
2,381,397	e	Sirius XM Holdings, Inc	15,050
1,133,910		Sky Network Television Ltd	1,651
265,600	e	Sky Perfect Jsat Corp	1,281
1,545,669		Sky plc	34,833
11,622	*	SM Entertainment Co	529
617,600	†,e,m	SMI Holdings Group Ltd	185
62,600		Smiles Fidelidade S.A.	713
27,366		Societe Television Francaise 1	289
2,193,710	*	Solocal Group	2,547
499,186		Southern Cross Media Group	465
19,695	*	Storytel AB	274
17,636		Stroer Out-of-Home Media AG.	1,008
1,739,600		T4F Entretenimento S.A.	3,088
287,265		TEGNA, Inc	3,436
7,723	*,e	Telenet Group Holding NV	426
215,343		Television Broadcasts Ltd	612
268,082	e	Thomson	321
15,600		Toei Animation Co Ltd	484
96,188		Toei Co Ltd	11,561
101,105		Toho Co Ltd	3,176
124,900		Tohokushinsha Film Corp	725
22,700		Tokyo Broadcasting System, Inc	473
297,017		Tribune Co	11,414
77,519	*	tronc, Inc	1,266
14,000		TV Asahi Corp	269
837,100	e	TV Azteca S.A. de C.V.	102
2,561,073		Twenty-First Century Fox, Inc	118,655
1,035,672		Twenty-First Century Fox, Inc (Class B)	47,455
19,500		Vector, Inc	460
1,185,600		VGI Global Media PCL	291
17,819	e	Viacom, Inc	651
2,018,241		Viacom, Inc (Class B)	68,136
56,131	*	Village Roadshow Ltd	101
1,813,600	*	Viva China Holdings Ltd	208
998,760		Vivendi Universal S.A.	25,685
3,969,245	e	Walt Disney Co	464,163
4,826,159		West Australian Newspapers Holdings Ltd	3,483
44,049	*,e	WideOpenWest, Inc	494
123,600		Workpoint Entertainment PCL	158
381,819	e	World Wrestling Entertainment, Inc (Class A)	36,933
14,500		Wowow, Inc	465
216,120		WPP AUNZ Ltd	134
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,247,835		WPP plc	$32,919
6,182	e	YG Entertainment, Inc	246
827,741	*	Zee Entertainment Enterprises Ltd	657
720,059		ZEE Telefilms Ltd	4,360
21,750		Zenrin Co Ltd	673
		TOTAL MEDIA	2,538,210

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
2,851,000	g	3SBio, Inc	4,777
3,618,906		AbbVie, Inc	342,276
496,508		Abcam plc	9,267
41,398	*,e	Abeona Therapeutics, Inc	530
398,676	*,e	Acadia Pharmaceuticals, Inc	8,277
33,944	*,e	Accelerate Diagnostics, Inc	779
89,181	*	Acceleron Pharma, Inc	5,104
45,980	*,e	Achaogen, Inc	183
197,437	*	Achillion Pharmaceuticals, Inc	727
167,729	*,e	Aclaris Therapeutics, Inc	2,435
186,279	*	Acorda Therapeutics, Inc	3,660
29,521	*,e	Adamas Pharmaceuticals, Inc	591
251,027		Adcock Ingram Holdings Ltd	1,116
27,376	*,e	ADMA Biologics, Inc	170
174,062	*	Aduro Biotech, Inc	1,279
71,806	*,e	Adverum Biotechnologies, Inc	434
18,842	*	Aeglea BioTherapeutics, Inc	180
101,907	*	Aerie Pharmaceuticals, Inc	6,272
113,670	*,e	Agenus, Inc	243
1,139,509		Agilent Technologies, Inc	80,381
84,828	*	Agios Pharmaceuticals, Inc	6,542
58,545	*	Aimmune Therapeutics, Inc	1,597
50,214		Ajanta Pharma Ltd	737
16,246	*,e	Akcea Therapeutics, Inc	569
459,384	*	Akebia Therapeutics, Inc	4,056
210,267	*	Akorn, Inc	2,729
11,714	*	Albireo Pharma, Inc	386
1,014,969	*,e	Alder Biopharmaceuticals, Inc	16,899
23,046	*	Aldeyra Therapeutics, Inc	318
73,911		Alembic Pharmaceuticals Ltd	641
1,067,572	*	Alexion Pharmaceuticals, Inc	148,403
4,286		ALK-Abello AS	715
67,603	*	Alkermes plc	2,869
11,050	*	Allakos, Inc	497
16,256	*	Allena Pharmaceuticals, Inc	175
2,266,078		Allergan plc	431,642
882,465		Alliance Pharma plc	759
344,159	*	Alnylam Pharmaceuticals, Inc	30,121
137,147	*,e	AMAG Pharmaceuticals, Inc	2,743
1,369,612		Amgen, Inc	283,907
8,292	*	Amicogen, Inc	311
456,664	*,e	Amicus Therapeutics, Inc	5,521
296,763	*	Amneal Pharmaceuticals, Inc	6,585
48,045	*	Amphastar Pharmaceuticals, Inc	924
121,754	*,e	Ampio Pharmaceuticals, Inc	62
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,948	*	AnaptysBio, Inc	$3,587
42,900	*	ANI Pharmaceuticals, Inc	2,426
2,279	*	Anterogen Co Ltd	188
47,689	*,e	Apellis Pharmaceuticals, Inc	848
135,839	*	Aphria, Inc	1,893
17,848	*	Aptinyx, Inc	517
7,525	*	Aquestive Therapeutics, Inc	132
262,191	*	Aratana Therapeutics, Inc	1,531
46,419	*,e	Arbutus Biopharma Corp	439
7,925	*,e	Arcus Biosciences, Inc	110
186,525	*	Ardelyx, Inc	811
151,631	*	Arena Pharmaceuticals, Inc	6,978
621,272	*	Arqule, Inc	3,516
649,303	*	Array Biopharma, Inc	9,869
117,685	*,e	Arrowhead Research Corp	2,256
7,121	*,e	Arsanis, Inc	12
144,662		Ascendis Health Ltd	105
211,800		ASKA Pharmaceutical Co Ltd	2,918
445,342		Aspen Pharmacare Holdings Ltd	5,329
52,274	*	Assembly Biosciences, Inc	1,941
81,862	*	Assertio Therapeutics, Inc.	481
2,613,960		Astellas Pharma, Inc	45,648
1,719,146		AstraZeneca plc	133,997
809,929	e	AstraZeneca plc (ADR)	32,049
54,723	*	Atara Biotherapeutics, Inc	2,263
13,079	*	ATGen Co Ltd	201
82,198	*,e	Athenex, Inc	1,277
408,974	*,e	Athersys, Inc	859
46,079	*	Audentes Therapeutics, Inc	1,824
28,873	*,e	Aurinia Pharmaceuticals, Inc	191
335,054		Aurobindo Pharma Ltd	3,441
963,970	*,e	Aurora Cannabis, Inc	9,262
131,537	*,e	AVEO Pharmaceuticals, Inc	435
147,361	*	Avid Bioservices, Inc	1,011
8,195	*,e	Avrobio, Inc	425
3,011		Bachem Holding AG.	384
15,197	*,e	Basilea Pharmaceutica	822
356,943	*	Bausch Health Cos, Inc	9,166
20,033	*,e	Bavarian Nordic AS	528
1,207,409		Bayer AG.	107,098
210,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	424
40,000		Beijing Tongrentang Co Ltd	185
51,267	*,e	Bellicum Pharmaceuticals, Inc	316
16,925	*	Binex Co Ltd	195
286,116	*	BioCryst Pharmaceuticals, Inc	2,183
46,421		Biogaia AB (B Shares)	2,332
504,863	*	Biogen Idec, Inc	178,373
444,729	*	Biohaven Pharmaceutical Holding Co Ltd	16,700
594,702	*	BioMarin Pharmaceutical, Inc	57,668
61,682	*	Bio-Rad Laboratories, Inc (Class A)	19,306
31,606	*	Biospecifics Technologies Corp	1,849
192,684		Biotage AB	2,582
84,765		Bio-Techne Corp	17,301
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,187		Biotest AG. (Preference)	$533
300,014	*,e	BioTime, Inc	705
186,144	*	Biovitrum AB	5,446
182,643	*	Bluebird Bio, Inc	26,666
69,817	*	Blueprint Medicines Corp	5,450
4,409		Boiron S.A.	297
239,141	e	Boryung Pharmaceutical Co Ltd	2,480
4,023,933		Bristol-Myers Squibb Co	249,806
675,630		Bruker BioSciences Corp	22,600
201,299	*	BTG plc	1,446
16,507		Bukwang Pharmaceutical Co Ltd	411
215,050		Cadila Healthcare Ltd	1,145
55,771	*	Calithera Biosciences, Inc	293
7,590	*,e	Calyxt, Inc	116
43,599	*	Cambrex Corp	2,982
9,311	*	Camurus AB	120
141,818	*,e	Canopy Growth Corp	6,890
11,394		Caplin Point Laboratories Ltd	65
50,874	*,e	Cara Therapeutics Inc	1,218
237,462	*	CareDx, Inc	6,851
2,389		Caregen Co Ltd	189
65,931	*,e	CASI Pharmaceuticals, Inc	308
497,883	*	Catalent, Inc	22,679
17,234	*,e	Catalyst Biosciences, Inc	186
203,034	*	Catalyst Pharmaceuticals, Inc	767
7,105	*	Celcuity, Inc	204
1,304,072	*	Celgene Corp	116,701
2,861		Cell Biotech Co Ltd	94
20,599	*	Cellectis S.A.	578
16,850	*	Celltrion Pharm Inc	1,216
83,951	*,e	Celltrion, Inc	22,499
14,347	*,e	Cellular Biomedicine Group, Inc	260
995,508		Center Laboratories, Inc	2,346
85,234	*	Charles River Laboratories International, Inc	11,467
313,032	*	ChemoCentryx, Inc	3,957
51,110	*	Chimerix, Inc	199
10,235,300	*,†,e,m	China Animal Healthcare Ltd	13
736,000	*,e	China Grand Pharmaceutical and Healthcare Holdings Ltd	477
1,390,900		China Medical System Holdings Ltd	1,937
5,200,000	*,e	China Regenerative Medicine International Ltd	73
1,777,000	g	China Resources Pharmaceutical Group Ltd	2,819
897,000		China Shineway Pharmaceutical Group Ltd	1,224
22,770		Chong Kun Dang Pharm Corp	1,427
3,685		Chong Kun Dang Pharmaceutical Corp	392
6,736		Choongwae Pharma Corp	274
49,224	*,e	ChromaDex Corp	211
485,218		Chugai Pharmaceutical Co Ltd	31,191
379,296	*	Cipla Ltd	3,422
1,660,000		CK Life Sciences International Holdings, Inc	102
33,345	*,e	Clearside Biomedical, Inc	205
71,628		Clinigen Group plc	788
144,211	*	Clovis Oncology, Inc	4,235
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,022	*	CMG Pharmaceutical Co Ltd	$244
72,800		CMIC Co Ltd	1,468
66,636	*	Codexis, Inc	1,143
23,356	*,e	Cohbar, Inc	101
1,070,170	*,e	Coherus Biosciences, Inc	17,658
37,213	*,e	Collegium Pharmaceutical, Inc	549
124,360	*	Concert Pharmaceuticals Inc	1,846
6,084	*	Constellation Pharmaceuticals, Inc	41
2,092,000		Consun Pharmaceutical Group Ltd	1,664
66,697	*,e	Corbus Pharmaceuticals Holdings, Inc	504
274,383	*,e	Corcept Therapeutics, Inc	3,847
33,424	*,e	Corium International, Inc	318
15,928	*,e	Corvus Pharmaceuticals, Inc	137
4,859	e	COSMO Pharmaceuticals NV	639
9,351	*	Crinetics Pharmaceuticals, Inc	268
15,337	*	CrystalGenomics, Inc	322
711,665		CSL Ltd	103,404
9,860,961		CSPC Pharmaceutical Group Ltd	20,858
74,446	*,e	CTI BioPharma Corp	161
25,971	*,e	Cue Biopharma, Inc	235
126,553	*,e	Cymabay Therapeutics, Inc	1,402
66,805	*	Cytokinetics, Inc	658
146,365	*	CytomX Therapeutics, Inc	2,708
8,067		Dae Hwa Pharmaceutical Co Ltd	202
93,602		Daewon Pharmaceutical Co Ltd	1,680
138,257		Daewoong Co Ltd	2,242
2,868		Daewoong Pharmaceutical Co Ltd	501
1,320,352		Daiichi Sankyo Co Ltd	57,234
1,702,000		Dawnrays Pharmaceutical Holdings Ltd	393
13,525	*,e	DBV Technologies S.A.	613
250,906		Dechra Pharmaceuticals plc	7,118
9,983	*	Deciphera Pharmaceuticals, Inc	387
61,244	*,e	Denali Therapeutics, Inc	1,331
49,551	*	Dermira, Inc	540
57,611	*,e	Dicerna Pharmaceuticals Inc	879
156,002	*	Dishman Carbogen Amcis India Ltd	535
2,090		Dong-A Pharmaceutical Co Ltd	214
2,924		Dong-A ST Co Ltd	283
25,065		DongKook Pharmaceutical Co Ltd	1,483
10,634	*,e	Dongsung Pharmaceutical Co Ltd	339
17,111	*,e	Dova Pharmaceuticals, Inc	359
133,359		Dr Reddy’s Laboratories Ltd	4,644
210,255	*	Durect Corp	231
84,736	*,e	Dynavax Technologies Corp	1,051
21,954	*,e	Eagle Pharmaceuticals, Inc	1,522
133,256	*	Editas Medicine, Inc	4,240
9,983	*	Eidos Therapeutics, Inc	100
316,075		Eisai Co Ltd	30,791
1,864,548		Eli Lilly & Co	200,085
28,220	*,e	Eloxx Pharmaceuticals, Inc	481
184,138	*	Emergent Biosolutions, Inc	12,122
22,668	*	Enanta Pharmaceuticals, Inc	1,937
911,796	*	Endo International plc	15,346
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

87,827	*,e	Endocyte, Inc	$1,560
423,308	*	Enzo Biochem, Inc	1,744
4,953	*	Enzychem Lifesciences Corp	534
71,050	*,e	Epizyme, Inc	753
19,700		EPS Co Ltd	420
45,501	*,g	Eris Lifesciences Ltd	458
40,742	*,e	Esperion Thereapeutics, Inc	1,808
13,822		Eurofins Scientific	7,864
8,223	*,e	Evelo Biosciences, Inc	100
12,259	*,e	Evolus, Inc	228
81,576	*	Evotec AG.	1,730
325,481	*,e	Exact Sciences Corp	25,687
477,371	*	Exelixis, Inc	8,459
608,645		Faes Farma S.A. (Sigma)	2,570
68,506	*	Fate Therapeutics, Inc	1,116
68,442		FDC Ltd	202
10,633	*,e	Fennec Pharmaceuticals, Inc	87
168,364	*	FibroGen, Inc	10,228
47,560	*	Five Prime Therapeutics, Inc	662
45,671	*,e	Flexion Therapeutics Inc	855
36,353	*	Fluidigm Corp	272
34,672	*,e	Fortress Biotech, Inc	55
11,356	*	Forty Seven, Inc	169
9,400		Fuji Pharma Co Ltd	148
27,538	*	G1 Therapeutics, Inc	1,440
21,942	*	Galapagos NV	2,492
9,375	*	Galapagos NV	1,060
92,222	g	Galenica AG.	5,261
8,119	*	Genexine Co Ltd	760
17,982	*,e	Genfit	418
15,030	*	Genmab AS	2,361
228,768	*	Genomic Health, Inc	16,064
438,100	*,e	Genomma Lab Internacional S.A. de C.V.	384
858,000	*,e	Genscript Biotech Corp	1,439
63,293		Genus plc	1,969
212,564	*,e	Geron Corp	374
85,805		Gerresheimer AG.	7,244
5,373,562		Gilead Sciences, Inc	414,893
5,746,845		GlaxoSmithKline plc	115,251
145,608		Glenmark Pharmaceuticals Ltd	1,270
67,502	*	Global Blood Therapeutics, Inc	2,565
42,484	*,e	GlycoMimetics Inc	612
9,500	*,e	GNI Group Ltd	374
564,828		Granules India Ltd	742
3,433		Green Cross Cell Corp	230
3,687		Green Cross Corp	582
17,780		Green Cross Holdings Corp	462
2,931		Green Cross LabCell Corp	161
53,382		Grifols S.A.	1,501
15,264	*,e	GTx, Inc	24
37,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	197
8	*,m	GW Pharmaceuticals plc	0	^
91,540		H Lundbeck AS	5,651
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

448,570	*	Halozyme Therapeutics, Inc	$8,151
17,121	*	Han All Pharmarceutical Co	503
4,718		Handok Pharmaceuticals Co Ltd	126
6,261		Hanmi Pharm Co Ltd	2,822
12,296		Hanmi Science Co Ltd	973
18,515	*,e	Hansa Medical AB	700
65,270	*	Harvard Bioscience, Inc	343
12,400	*,e	HEALIOS KK	196
91,973	*	Heron Therapeutics, Inc	2,911
94,071		Hikma Pharmaceuticals plc	2,265
70,270		Hisamitsu Pharmaceutical Co, Inc	5,389
15,305	*,e	Homology Medicines, Inc	350
223,483	*	Horizon Pharma plc	4,376
2,548,684	*,m	Hua Han Bio-Pharmaceutical Holdings Ltd	20
1,480	*	Hugel, Inc	571
2,877		Humedix Co Ltd	85
2,842		Huons Co Ltd	254
308,267		Hypermarcas S.A.	2,177
25,166	*,e	Idera Pharmaceuticals, Inc	224
46,863	*	Idorsia Ltd	1,178
52,658		Il Dong Pharmaceutical Co Ltd	1,275
583,599	*	Illumina, Inc	214,216
8,282		Ilyang Pharmaceutical Co Ltd	268
167,321	*,e	Immune Design Corp	577
1,137,483	*	Immunogen, Inc	10,772
189,901	*,e	Immunomedics, Inc	3,956
164,123	*	Incyte Corp	11,338
1,094,542	*	Indivior plc	2,625
24,284	*,e	Innate Pharma S.A.	130
25,920	*,e	Innovate Biopharmaceuticals, Inc	177
345,566	*	Innoviva, Inc	5,266
115,868	*	Inovio Pharmaceuticals, Inc	644
169,803	*,e	Insmed, Inc	3,433
35,482	*,e	Insys Therapeutics, Inc	358
44,810	*,e	Intellia Therapeutics, Inc	1,282
69,082	*,e	Intercept Pharmaceuticals, Inc	8,729
160,478	*	Intersect ENT, Inc	4,614
60,614	*	Intra-Cellular Therapies, Inc	1,315
93,779	*,e	Intrexon Corp	1,615
6,841	*	iNtRON Biotechnology, Inc	263
83,134	*,e	Invitae Corp	1,391
195,230	*	Ionis Pharmaceuticals, Inc	10,070
198,140	*	Iovance Biotherapeutics, Inc	2,229
72,099		Ipca Laboratories Ltd	676
79,283		Ipsen	13,348
165,583	*	IQVIA Holdings, Inc	21,483
183,538	*	Ironwood Pharmaceuticals, Inc	3,388
14,700	*	Japan Tissue Engineering Co Lt	159
700,264	*	Jazz Pharmaceuticals plc	117,735
19,700		JCR Pharmaceuticals Co Ltd	1,120
4,114		Jeil Pharmaceutical Co Ltd	220
60,900		Jiangsu Hengrui Medicine Co Ltd	562
6,507,546		Johnson & Johnson	899,148
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,805	*,e	Jounce Therapeutics, Inc	$135
149,646		Jubilant Organosys Ltd	1,513
346,593	e	JW Holdings Corp	2,534
100,995	*,e	Kadmon Holdings, Inc	337
35,000		Kaken Pharmaceutical Co Ltd	1,861
16,755	*	Kala Pharmaceuticals, Inc	165
94,600		Kangmei Pharmaceutical Co Ltd	301
497,426	*	Karyopharm Therapeutics, Inc	8,471
138,619	*,e	Keryx Biopharmaceuticals, Inc	471
7,119	*,e	Kezar Life Sciences, Inc	152
48,298	*	Kindred Biosciences Inc	674
13,238	*	Kiniksa Pharmaceuticals Ltd	338
70,900		Kissei Pharmaceutical Co Ltd	2,248
74,249	*	Knight Therapeutics, Inc	473
4,245	e	Kolon Life Science, Inc	317
22,156	*	Komipharm International Co Ltd	520
64,827		Korea United Pharm Inc	1,765
31,606	*,e	Kura Oncology, Inc	553
17,506		Kwang Dong Pharmaceutical Co Ltd	121
58,359		Kyongbo Pharmaceutical Co Ltd	705
23,636	e	Kyorin Co Ltd	488
389,972		Kyowa Hakko Kogyo Co Ltd	7,318
30,198	*,e	La Jolla Pharmaceutical Co	608
497,463		Laboratorios Almirall S.A.	9,982
40,284	*,e	Lannett Co, Inc	191
22,779	g	Laurus Labs Ltd	136
168,000		Lee’s Pharmaceutical Holdings Ltd	144
5,029	*	LegoChem Biosciences, Inc	225
133,257	*,e	Lexicon Pharmaceuticals, Inc	1,422
61,452	*	Ligand Pharmaceuticals, Inc (Class B)	16,868
7,000	e	Linical Co Ltd	113
12,232	*	Liquidia Technologies, Inc	336
772,295		Lonza Group AG.	264,200
60,000	*	Lotus Pharmaceutical Co Ltd	101
49,987	*	Loxo Oncology, Inc	8,539
233,508		Luminex Corp	7,078
236,226	*	Lupin Ltd	2,936
1,623,500	e,g	Luye Pharma Group Ltd	1,454
141,375	*	MacroGenics, Inc	3,031
9,269	*,e	Madrigal Pharmaceuticals, Inc	1,985
5,690	*	Magenta Therapeutics, Inc	68
332,606	*	Mallinckrodt plc	9,749
155,344	*,e	MannKind Corp	284
126,646	*,e	Marinus Pharmaceuticals, Inc	1,266
7,430,867	*	Mayne Pharma Group Ltd	6,983
93,033	*,e	Medicines Co	2,783
52,315	*,e	MediciNova, Inc	653
242,984	*	Medpace Holdings, Inc	14,557
4,577		Medy-Tox, Inc	2,555
213,100		Mega Lifesciences PCL	246
5,224	*	MeiraGTx Holdings plc	71
84,496	*,e	Melinta Therapeutics, Inc	334
18,667	*,e	Menlo Therapeutics, Inc	184
250,882		Merck KGaA	25,921
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

379,439	*,e	Merrimack Pharmaceuticals, Inc	$2,022
18,023	*,e	Mersana Therapeutics, Inc	180
262,796	*,e	Mesoblast Ltd	410
42,593	*	Mettler-Toledo International, Inc	25,938
3,665	*	Mezzion Pharma Co Ltd	301
136,903	*,e	MiMedx Group, Inc	846
190,273	*,e	Minerva Neurosciences, Inc	2,388
72,908	*,e	Miragen Therapeutics, Inc	407
43,554	*,e	Mirati Therapeutics, Inc	2,051
7,879	*,e	Mithra Pharmaceuticals S.A.	269
34,100		Mochida Pharmaceutical Co Ltd	2,818
5,649	*,e	Molecular Partners AG.	127
4,445	*,e	Molecular Templates, Inc	24
210,288	*	Momenta Pharmaceuticals, Inc	5,531
20,695	*	Morphosys AG.	2,214
19,643	*,e	Mustang Bio, Inc	117
2,565,419	*	Mylan NV	93,894
84,171	*	MyoKardia, Inc	5,488
88,494	*	Myriad Genetics, Inc	4,071
127,818	*	NanoString Technologies, Inc	2,279
27,020	*,e	NantKwest, Inc	100
141,096		Natco Pharma Ltd	1,464
294,352	*	Natera, Inc	7,047
9,729	*,e	Naturalendo Tech Co Ltd	169
232,731	*	Nektar Therapeutics	14,187
498,476	*,e	NeoGenomics, Inc	7,652
9,148	*,e	Neon Therapeutics, Inc	78
40,917	*,e	Neos Therapeutics, Inc	198
254,246	*	Neurocrine Biosciences, Inc	31,260
41,770	*,e	NewLink Genetics Corp	100
372,050	e	Nichi-iko Pharmaceutical Co Ltd	5,529
29,700		Nippon Shinyaku Co Ltd	1,948
25,649	*,e	Nordic Nanovector ASA	164
2,992,634		Novartis AG.	257,601
651,688	*,e	Novavax, Inc	1,225
2,757,334		Novo Nordisk AS	129,774
44,262	*,e	Nymox Pharmaceutical Corp	109
71,000	*	OBI Pharma, Inc	339
46,358	*	Ocular Therapeutix, Inc	319
9,685	*,e	Odonate Therapeutics, Inc	188
214,732	*,e	Omeros Corp	5,242
15,137	*,e,g	Oncopeptides AB	274
648,338		Ono Pharmaceutical Co Ltd	18,352
434,380	*,e	Opko Health, Inc	1,503
23,411	*,e	Optinose, Inc	291
138,543	*,e	Organovo Holdings, Inc	159
144,055		Orion Oyj (Class B)	5,452
17,712	*	Oscotec, Inc	422
77,855		Otsuka Holdings KK	3,927
18,777	*	Ovid therapeutics, Inc	106
170,784	*,e	Oxford Biomedica plc	2,035
169,239	*,e	Pacific Biosciences of California, Inc	916
290,966	*	Pacira Pharmaceuticals, Inc	14,301
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,663,590	*,e	Paion AG.	$7,453
422,994	*	Palatin Technologies, Inc	422
45,892	*,e	Paratek Pharmaceuticals, Inc	445
211,457	*	PDL BioPharma, Inc	556
59,900	*,e	PeptiDream, Inc	2,387
7,324	*	Peptron, Inc	209
269,012	*	PerkinElmer, Inc	26,167
78,670		Perrigo Co plc	5,570
20,552	*	Pfenex, Inc	105
14,744		Pfizer Ltd	608
16,718,967		Pfizer, Inc	736,805
111,452	*,e	Pharma Mar S.A.	196
2,394		PHARMA RESEARCH PRODUCTS Co Ltd	97
133,472		PharmaEngine Inc	564
91,000	*	PharmaEssentia Corp	534
29,902		Pharmally International Holding Co Ltd	453
37,885	*	Pharmicell Co Ltd	565
8,979,849	*,e	Pharming Group NV	10,277
211,888		Phibro Animal Health Corp	9,090
309,555	*	Pieris Pharmaceuticals, Inc	1,734
127,668		Piramal Healthcare Ltd	4,050
12,602	*,e	PolarityTE, Inc	241
88,131	*,e	Portola Pharmaceuticals, Inc	2,347
107,104	*	PRA Health Sciences, Inc	11,802
70,163	*	Prestige Brands Holdings, Inc	2,658
4,235	e	Probi AB	197
100,803	*,e	Progenics Pharmaceuticals, Inc	632
368,113	*,e	Prometic Life Sciences, Inc	137
12,684	*	Prostemics Co Ltd	107
17,988	*,e	Proteostasis Therapeutics, Inc	43
56,162	*,e	Prothena Corp plc	735
16,671,831		PT Kalbe Farma Tbk	1,544
208,196	*	PTC Therapeutics, Inc	9,785
144,130	*	Puma Biotechnology, Inc	6,608
479,369		QIAGEN NV	18,158
404,471	*	QIAGEN NV (Turquoise)	15,318
7,171	*,e	Quanterix Corp	154
272,556	*	Ra Pharmaceuticals, Inc	4,931
54,356	*,e	Radius Health, Inc	968
25,024	*,e	Reata Pharmaceuticals, Inc	2,046
34,316		Recipharm AB	548
152,236		Recordati S.p.A.	5,148
21,157	*	Recro Pharma, Inc	150
136,360	*	Regeneron Pharmaceuticals, Inc	55,095
100,417	*	REGENXBIO, Inc	7,581
52,789	*	Repligen Corp	2,928
10,216	*	Replimune Group, Inc	164
9,730	*,e	resTORbio, Inc	147
474,619	*	Retrophin, Inc	13,636
60,191	*	Revance Therapeutics, Inc	1,496
4,235		Reyon Pharmaceutical Co Ltd	80
17,799	*	Rhythm Pharmaceuticals, Inc	519
201,420		Richter Gedeon Rt	3,767
223,950	*	Rigel Pharmaceuticals, Inc	719
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

756,017		Roche Holding AG.	$182,816
28,195	*,e	Rocket Pharmaceuticals, Inc	694
107,900		Rohto Pharmaceutical Co Ltd	3,791
16,327	*,e	Rubius Therapeutics, Inc	392
125,766	*	Sage Therapeutics, Inc	17,764
10,319		Sam Chun Dang Pharm Co Ltd	446
61,918		Samjin Pharmaceutical Co Ltd	3,249
17,738	*,g	Samsung Biologics Co Ltd	8,536
15,900	*,e	SanBio Co Ltd	551
442,786	*	Sangamo Biosciences, Inc	7,505
7,376		Sanofi India Ltd	641
2,586,325		Sanofi-Aventis	231,081
583,851		Sanofi-Aventis S.A. (ADR)	26,081
338,491		Santen Pharmaceutical Co Ltd	5,367
141,935	*,e	Sarepta Therapeutics, Inc	22,924
33,409	*,e	Savara, Inc	373
24,300	e	Sawai Pharmaceutical Co Ltd	1,312
8,179,976		Schering-Plough Corp	580,287
50,057	*	Schnell Biopharmaceuticals, Inc	167
8,420	*	Scholar Rock Holding Corp	217
154,960		Scinopharm Taiwan Ltd	154
2,319	*,e	scPharmaceuticals, Inc	14
48,083		Searle Co Ltd	122
414,630	*	Seattle Genetics, Inc	31,976
51,552	*	Seegene, Inc	1,150
1,070,900		Seikagaku Corp	16,305
22,504	*,e	Selecta Biosciences, Inc	350
24,827	*,e	Seres Therapeutics, Inc	188
104,000		Shandong Xinhua Pharmaceutical Co Ltd	54
51,900		Shanghai Fosun Pharmaceutical Group Co Ltd	238
577,751		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	2,270
159,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	82
309,000		Shanghai Haixin Group Co	151
27,000	g	Shanghai Haohai Biological Technology Co Ltd	184
14,815		Shilpa Medicare Ltd	82
306,018		Shionogi & Co Ltd	20,004
753,813		Shire Ltd	45,542
742		Shire plc (ADR)	134
44,600		Sichuan Kelun Pharmaceutical Co Ltd	173
9,986		Siegfried Holding AG.	4,644
19,335	*,e	Sienna Biopharmaceuticals, Inc	287
69,144	*,e	SIGA Technologies, Inc	476
3,786,000		Sihuan Pharmaceutical Holdings	773
51,779	*	SillaJen, Inc	4,777
23,220,307		Sino Biopharmaceutical	21,598
5,778	*	Solara Active Pharma Sciences Ltd	22
16,356	*,e	Solid Biosciences, Inc	772
121,492	*,e	Sorrento Therapeutics, Inc	535
45,900	*,e	Sosei Group	554
41,727	*,e	Spark Therapeutics, Inc	2,276
351,414	*	Spectrum Pharmaceuticals, Inc	5,904
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,737	*,e	Spero Therapeutics, Inc	$92
16,095	*,e	Spring Bank Pharmaceuticals, Inc	194
1,992,000		SSY Group Ltd	1,929
4,266		ST Pharm Co Ltd	115
27,620		Stada Arzneimittel AG.	2,600
3,185	*	Stallergenes Greer plc	114
38,561	*	Stemline Therapeutics, Inc	640
397,947		Strides Arcolab Ltd	2,387
310,175	e	Sumitomo Dainippon Pharma Co Ltd	7,124
37,586	*	Sun Pharma Advanced Research Company Ltd	178
894,150	*	Sun Pharmaceutical Industries Ltd	7,688
152,277	*	Supernus Pharmaceuticals, Inc	7,667
10,518	*,e	Surface Oncology, Inc	115
150,298		Suven Life Sciences Ltd	559
26,329	*	Syndax Pharmaceuticals, Inc	213
123,652	*	Syneos Health, Inc	6,374
352,193	*,e	Synergy Pharmaceuticals, Inc	599
30,692	g	Syngene International Ltd	255
17,663	*	Synlogic, Inc	251
31,114	*	Syros Pharmaceuticals, Inc	371
72,733	*,e	T2 Biosystems, Inc	542
206,799	*	Taigen Biopharmaceuticals Holdings Ltd	138
182,000	*	TaiMed Biologics, Inc	1,122
22,868		Taisho Pharmaceutical Holdings Co Ltd	2,798
31,300		Takara Bio, Inc	869
622,705	e	Takeda Pharmaceutical Co Ltd	26,626
543,075		Tanabe Seiyaku Co Ltd	9,089
46,963	*	Tanvex BioPharma, Inc	120
7,248		Tecan Group AG.	1,716
2,772	*	Tego Science, Inc	146
61,251	*,e	Teligent, Inc	242
826,697	*,e	TESARO, Inc	32,249
72,114	*	Tetraphase Pharmaceuticals, Inc	199
5,026,655	e	Teva Pharmaceutical Industries Ltd (ADR)	108,274
77,735	*,e	TG Therapeutics, Inc	435
16,065	*	Theragen Etex Co Ltd	216
244,927	*,e	TherapeuticsMD, Inc	1,607
62,128	*,e	Theratechnologies, Inc	418
99,598	*,e	Theravance Biopharma, Inc	3,254
612,639		Thermo Fisher Scientific, Inc	149,533
38,716	*,e	Tocagen, Inc	604
644,000		Tong Ren Tang Technologies Co Ltd	943
70,300		Tonghua Dongbao Pharmaceutical Co Ltd	186
7,700		Torii Pharmaceutical Co Ltd	185
100,700		Towa Pharmaceutical Co Ltd	7,466
13,708	*,e	Translate Bio, Inc	137
15,838	*	Tricida, Inc	484
42,400		Tsumura & Co	1,464
91,917		TTY Biopharm Co Ltd	256
2,043	*	TWi Biotechnology, Inc	3
34,000	*	TWi Pharmaceuticals, Inc	71
68,785	*,e	Tyme Technologies, Inc	191
208,689		UCB S.A.	18,754
86,106	*	Ultragenyx Pharmaceutical, Inc	6,573
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,972		Unichem Laboratories Ltd	$105
6,621,500	e	United Laboratories Ltd	5,851
37,355	*	United Therapeutics Corp	4,777
7,305	*,e	UNITY Biotechnology, Inc	119
5,436	*,e	Unum Therapeutics, Inc	56
6,681	*,e	UroGen Pharma Ltd	316
695,628	*	Vanda Pharmaceuticals, Inc	15,965
389,608	*	Vectura Group plc	405
177,882	*	Veracyte, Inc	1,699
91,064	*,e	Verastem, Inc	660
188,106	*	Vericel Corp	2,662
8,511	*	Verrica Pharmaceuticals, Inc	138
647,894	*	Vertex Pharmaceuticals, Inc	124,875
253,531		Vifor Pharma AG.	43,955
68,782	*,e	Viking Therapeutics, Inc	1,198
2,772	*	Virbac S.A.	461
18,315	*,e	ViroMed Co Ltd	3,977
42,442		Vitrolife AB	622
68,789	*,e	Voyager Therapeutics, Inc	1,301
145,550	*	Waters Corp	28,336
23,722	*,e	WaVe Life Sciences Pte Ltd	1,186
56,642		Whanin Pharmaceutical Co Ltd	1,093
2,536,000		Winteam Pharmaceutical Group Ltd	1,719
15,180		Wockhardt Ltd	113
533,500	*,g	Wuxi Biologics Cayman, Inc	5,399
118,713	*	Xencor Inc	4,626
9,426	*	Xeris Pharmaceuticals, Inc	166
8,263	*,e	XOMA Corp	145
179,200	g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	744
8,771		Yuhan Corp	1,917
55,496	*,e	Yungjin Pharmaceutical Co Ltd	422
122,000		YungShin Global Holding Corp	163
21,900	m	Yunnan Baiyao Group Co Ltd	227
32,540	*	Zafgen, Inc	380
15,900	*,e	Zai Lab Ltd (ADR)	310
16,698	*,e	Zealand Pharma AS	273
109,000		Zeria Pharmaceutical Co Ltd	2,411
15,000		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	221
184,306	*,e	ZIOPHARM Oncology, Inc	590
2,376,576		Zoetis, Inc	217,599
80,679	*,e	Zogenix, Inc	4,002
60,529	*	Zomedica Pharmaceuticals Corp	113
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,435,677

REAL ESTATE - 3.4%
18,050,000		8990 Holdings, Inc	2,434
458,233		Abacus Property Group	1,130
106,472		Acadia Realty Trust	2,984
646		Activia Properties Inc	2,796
26,444		ADLER Real Estate AG.	467
116,044	g	ADO Properties S.A.	6,953
1,552	*	Advance Residence Investment Corp	3,965
190,224	*,g	Aedas Homes SAU	6,012
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,951		Aedifica S.A.	$1,348
33,194		Aeon Mall Co Ltd	570
8,648	*	AEON REIT Investment Corp	9,305
1	*	Africa Israel Investments Ltd	0	^
7,635	*	Africa Israel Properties Ltd	190
1,750,000		Agile Property Holdings Ltd	2,480
184,293		Agree Realty Corp	9,790
485,841		AIMS AMP Capital Industrial REIT	498
95,154	*	Airport City Ltd	1,161
4,239,000		Aldar Properties PJSC	2,112
91,555		Alexander & Baldwin, Inc	2,077
2,832		Alexander’s, Inc	972
208,150		Alexandria Real Estate Equities, Inc	26,183
48,920		Aliansce Shopping Centers S.A.	179
10,463,794	e	Allco Commercial Real Estate Investment Trust	11,173
28,928		Allied Properties Real Estate Investment Trust	965
10,719		Allreal Holding AG.	1,720
76,454		Alony Hetz Properties & Investments Ltd	803
350,907		Alstria Office REIT-AG.	5,204
13,172	*,e	Altisource Portfolio Solutions S.A.	425
24,762	e	Altus Group Ltd	587
332,600		Amata Corp PCL (Foreign)	248
212,345		American Assets Trust, Inc	7,918
373,746		American Campus Communities, Inc	15,383
1,032,120		American Homes 4 Rent	22,593
3,027	*,e	American Realty Investors, Inc	51
779,911	e	American Tower Corp	113,321
115,583		Americold Realty Trust	2,892
274,584		Amot Investments Ltd	1,454
494,200		Ananda Development PCL (Foreign)	77
111,138	e	Apartment Investment & Management Co (Class A)	4,905
295,195		Apple Hospitality REIT, Inc	5,163
1,724,621		Argosy Property Ltd	1,257
136,919		Armada Hoffler Properties, Inc	2,069
578,634		Aroundtown S.A.	5,155
610,490		Arrowhead Properties Ltd (Class A)	235
341,622		Artis Real Estate Investment Trust	3,108
523,100		Ascendas Hospitality Trust	314
842,808		Ascendas REIT	1,628
904,891	e	Ascott Residence Trust	728
114,984		Ashford Hospitality Trust, Inc	735
9,157,660		Asian Property Development PCL (Foreign)	2,577
1,974,960		Assura Group Ltd	1,395
398,802	*	Attacq Ltd	438
18,283	*	AV Homes, Inc	366
427,541		AvalonBay Communities, Inc	77,449
474,273		Aventus Retail Property Fund Ltd	733
508,699		Aveo Group	743
1,366,000	*,e	AVIC International Holding HK Ltd	39
152,823		Axis Real Estate Investment Trust	54
13,535,815		Ayala Land, Inc	10,033
4,761,352	*,m	AZ BGP Holdings	114
36,566		Azrieli Group	1,868
5,940,600		Bangkok Land PCL	329
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,236	*	Barwa Real Estate Co	$1,023
1,803		Bayside Land Corp	840
22,278		Befimmo SCA Sicafi	1,271
5,032,000		Beijing Capital Land Ltd	1,844
907,020	e	Beni Stabili S.p.A.	791
10,904		Big Shopping Centers Ltd	764
616,603		Big Yellow Group plc	7,356
1,626		BLife Investment Corp	3,718
3,450		Blue Square Real Estate Ltd	129
30,451	e	Bluerock Residential Growth REIT, Inc	298
31,930		Boardwalk REIT	1,240
590,011		Boston Properties, Inc	72,624
1,323,862		BR Malls Participacoes S.A.	3,153
87,108		BR Properties S.A.	165
1,764	*	Brack Capital Properties NV	201
135,865		BraeMar Hotels & Resorts, Inc	1,599
199,141		Brandywine Realty Trust	3,130
573,762		British Land Co plc	4,615
360,573		Brixmor Property Group, Inc	6,314
5,073		Brookfield Property Partners LP	106
499,406		Brookfield Property REIT, Inc	10,453
30,952		Brt Realty Trust	373
388,312		Bunnings Warehouse Property Trust	937
29,602,014	e	C C Land Holdings Ltd	7,341
133,000		C&D International Investment Group Ltd	117
213,976		CA Immobilien Anlagen AG.	7,647
780,620		Cache Logistics Trust	420
815,963		Cambridge Industrial Trust	304
438,437		Camden Property Trust	41,025
200,777		Canadian Apartment Properties REIT	7,413
1,079,037		CapitaCommercial Trust	1,406
506,178		Capital & Counties Properties	1,756
284,261		Capital & Regional plc	159
3,431,818		CapitaLand Ltd	8,453
1,417,325	e	CapitaMall Trust	2,304
433,932		CapitaRetail China Trust	460
786,307		CareTrust REIT, Inc	13,925
4,762,500	*,e	Carnival Group International Holdings Ltd	136
345,167	e	Castellum AB	6,183
201,599		CatchMark Timber Trust Inc	2,304
470,300		Cathay Real Estate Development Co Ltd	283
222,003	e	CBL & Associates Properties, Inc	886
751,798	*	CBRE Group, Inc	33,154
586,020	e	CDL Hospitality Trusts	686
15,000,000		Cebu Holdings, Inc	1,491
616,440		Cedar Realty Trust, Inc	2,873
64,325		Cedar Woods Properties Ltd	267
240,000		Central China Real Estate Ltd	98
938,358		Central Pattana PCL (Foreign)	2,408
359,931		Centuria Industrial REIT	739
1,933,636		Champion Real Estate Investment Trust	1,353
1,531,339		Charter Hall Group	7,926
111,462		Charter Hall Long Wale REIT	339
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,051		Chatham Lodging Trust	$1,275
79,846		Chesapeake Lodging Trust	2,561
4,217,722		Cheuk Nang Holdings Ltd	2,553
3,498,000		China Aoyuan Property Group Ltd	2,362
1,920,000		China Electronics Optics Valley Union Holding Co Ltd	118
4,177,663	*,e	China Evergrande Group	11,664
32,900		China Fortune Land Development Co Ltd	121
629,000	*,g	China Logistics Property Holdings Co Ltd	220
846,000		China Merchants Land Ltd	125
35,400		China Merchants Shekou Industrial Zone Holdings Co Ltd	96
9,385,021		China New Town Development Co Ltd	263
960,000	e	China Overseas Grand Oceans Group Ltd	308
15,700,429		China Overseas Land & Investment Ltd	49,157
820,000		China Overseas Property Holdings Ltd	235
6,205,801		China Resources Land Ltd	21,746
15,770,400		China SCE Property Holdings Ltd	6,084
1,178,915		China Vanke Co Ltd	3,887
63,800		China Vanke Co Ltd (Class A)	226
279,000	g	China Vast Industrial Urban Development Co Ltd	134
651,500		Chinese Estates Holdings Ltd	752
220,202		Choice Properties REIT	2,058
148,088		Chong Hong Construction Co	376
3,728,000		CIFI Holdings Group Co Ltd	1,707
166,144	e	City Developments Ltd	1,108
304,179		City Office REIT, Inc	3,839
293,540	e	Citycon Oyj	612
1,077,750		Civitas Social Housing plc	1,545
3,062,071		CK Asset Holdings Ltd	22,954
18,888	e	Clipper Realty, Inc	256
21,139		Cofinimmo	2,638
106,253		Colliers International Group, Inc	8,230
1,594,336		Colony Capital, Inc	9,709
206,000		Colour Life Services Group	118
430,183		Columbia Property Trust, Inc	10,170
357	*,e	Comforia Residential REIT, Inc	841
58,237		Cominar Real Estate Investment Trust	526
24,400		Community Healthcare Trust, Inc	756
662,400		Concentradora Fibra Danhos S.A. de C.V.	1,073
522,700	g	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	344
4,992		Consolidated-Tomoka Land Co	311
22,244	*	Consus Real Estate AG.	212
328,367		CoreCivic, Inc	7,989
15,395	e	CorEnergy Infrastructure Trust, Inc	579
66,763		CorePoint Lodging, Inc	1,299
76,017		Coresite Realty	8,449
8,221		Corestate Capital Holding S.A.	382
2,129,136	e	Corp Inmobiliaria Vesta SAB de C.V.	3,282
68,206		Corporate Office Properties Trust	2,035
6,838,391		Country Garden Holdings Co Ltd	8,618
215,267	*	Countrywide plc	33
1,408,533		Cousins Properties, Inc	12,522
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,555	*	Crescendo Investment Corp	$4,591
26,365		Crombie Real Estate Investment Trust	266
548,300		Cromwell European Real Estate Investment Trust	366
902,835		Cromwell Group	698
827,978		Crown Castle International Corp	92,179
2,948,943		CSI Properties Ltd	137
37,997		CT Real Estate Investment Trust	378
421,360		CubeSmart	12,021
61,375	*,e	Cushman & Wakefield plc	1,043
378,257		CyrusOne, Inc	23,981
45,577	*,e	D Carnegie & Co AB	873
447	*	DA Office Investment Corp	2,695
170,400		Daibiru Corp	1,799
22,600	e	Daikyo, Inc	459
2,595,900		Daiman Development BHD	1,763
34,540		Daito Trust Construction Co Ltd	4,451
635,054		Daiwa House Industry Co Ltd	18,819
1,839,795	*	DAMAC Properties Dubai Co PJSC	1,022
888,452		DDR Corp	11,896
1,134,068		Delta Property Fund Ltd	476
189,125		Derwent London plc	7,041
303,830		Deutsche Annington Immobilien SE	14,860
52,109		Deutsche Euroshop AG.	1,686
356,507		Deutsche Wohnen AG.	17,124
607,915		Dexus Property Group	4,644
1,060,662	*	Deyaar Development PJSC	124
320,655		DiamondRock Hospitality Co	3,742
124,812		DIC Asset AG.	1,374
236,989		Digital Realty Trust, Inc	26,657
135,190		Dios Fastigheter AB	865
850,000		DLF Ltd	1,910
459,641		Dongwon Development Co Ltd	1,707
743,530	*	DoubleDragon Properties Corp	268
292,577		Douglas Emmett, Inc	11,036
752,990		Dream Global REIT	8,657
24,995		Dream Industrial Real Estate Investment Trust	196
165,695		Dream Office Real Estate Investment Trust	3,103
134,531	*	Dream Unlimited Corp	842
771,177		Duke Realty Corp	21,878
81,473		Easterly Government Properties, Inc	1,578
471,813		Eastern & Oriental BHD	151
46,443		EastGroup Properties, Inc	4,441
580,100	*	Eco World Development Group BHD	168
592,100	*	Eco World International BHD	141
1,035,100	*	Emaar Development PJSC	1,476
2,217,336	*	Emaar Malls Group PJSC	1,105
8,031,843		Emaar Properties PJSC	10,827
1,393,971		Emira Property Fund Ltd	1,471
1,697,430		Emlak Konut Gayrimenkul Yatiri	502
835,333		Emperor International Holdings	220
322,431		Empire State Realty Trust, Inc	5,356
393,007		Empiric Student Property plc	493
33,943		Entertainment Properties Trust	2,322
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

329,220	g	Entra ASA	$4,736
130,415		Equinix, Inc	56,455
278,865		Equites Property Fund Ltd	394
161,321	*	Equity Commonwealth	5,177
396,826		Equity Lifestyle Properties, Inc	38,274
620,648		Equity Residential	41,124
814,184	*	Eshraq Properties Co PJSC	120
48,103		Essential Properties Realty Trust, Inc	683
223,115		Essex Property Trust, Inc	55,045
30,217		Eurobank Properties Real Estate Investment Co	280
37,658		Eurocommercial Properties NV	1,379
437,359		Extra Space Storage, Inc	37,893
781,317	*	Ezdan Holding Group QSC	2,275
394,646		Fabege AB	5,465
14,607,500		Fantasia Holdings Group Co Ltd	1,788
2,506,357		Far East Consortium	1,319
461,200	e	Far East Hospitality Trust	214
224,812		Farglory Land Development Co Ltd	236
107,976	e	Farmland Partners, Inc	723
159,097	*	Fastighets AB Balder	4,411
262,480		Federal Realty Investment Trust	33,196
6,269,606		Fibra Uno Administracion S.A. de C.V.	8,245
18,000,000		Filinvest Development Corp	2,369
53,664,000		Filinvest Land, Inc	1,420
72,600		Financial Street Holdings Co Ltd	74
156,810		First Capital Realty, Inc	2,367
422,869		First Industrial Realty Trust, Inc	13,278
1,296,970		First Real Estate Investment Trust	1,195
65,742		FirstService Corp	5,554
152,341		Folkestone Education Trust	311
17,249		Fonciere Des Regions	1,801
590,347		Forest City Realty Trust, Inc	14,812
14,805	*,e	Forestar Group, Inc	314
731,530	e	Fortress REIT Ltd	788
1,076,634	e	Fortress REIT Ltd (Class A)	1,282
574,503		Four Corners Property Trust, Inc	14,759
143,813		Franklin Street Properties Corp	1,149
5,591,725		Franshion Properties China Ltd	2,545
442,600	e	Frasers Centrepoint Trust	735
1,165,110	e	Frasers Logistics & Industrial Trust	911
94,673		Front Yard Residential Corp	1,027
451		Frontier Real Estate Investment Corp	1,756
9,729	*	FRP Holdings, Inc	604
502	*	Fukuoka REIT Corp	776
2,194,000		Future Land Development Holdin	1,418
30,600		Future Land Holdings Co Ltd	117
1,513,893		Gaming and Leisure Properties, Inc	53,365
176,291		Gateway Lifestyle	285
64,824		Gazit Globe Ltd	590
19,990		Gazit, Inc	343
251,054		GCP Student Living plc	487
1,170,860		GDI Property Group	1,117
22,280		Gecina S.A.	3,720
63,100		Gemdale Corp	83
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,038,000	e	Gemdale Properties and Investment Corp Ltd	$275
562,247		Geo Group, Inc	14,146
144,745		Getty Realty Corp	4,134
49,698		Gladstone Commercial Corp	952
19,149	e	Gladstone Land Corp	236
166,646	e	Global Medical REIT, Inc	1,570
91,838		Global Net Lease, Inc	1,915
591	*,e	Global One Real Estate Investment Corp	608
1,858,000	*,e	Glorious Property Holdings Ltd	96
2,695		GLP J-Reit	2,619
31,904	*	Godrej Properties Ltd	260
12,880		Goldcrest Co Ltd	210
109,300		Golden Land Property Development PCL	35
998,895		Goodman Property Trust	1,024
133,877	e	Government Properties Income Trust	1,511
1,044,139		GPT Group (ASE)	3,933
1,138,334	e	Grainger plc	4,442
272,529		Gramercy Property Trust	7,478
105,827		Grand City Properties S.A.	2,746
91,861		Granite REIT	3,945
429,408		Great Eagle Holdings Ltd	2,145
1,003,805		Great Portland Estates plc	8,745
4,152,490		Green REIT plc	7,280
100,800		Greenland Holdings Corp Ltd	94
1,151,000		Greenland Hong Kong Holdings Ltd	357
855,000		Greentown China Holdings Ltd	797
1,391		Griffin Land & Nurseries, Inc (Class A)	54
790,000	*,e	Ground International Development Ltd	80
994,060		Growthpoint Properties Australia Ltd	2,794
8,541,848		Growthpoint Properties Ltd	14,032
332,600	*,e	Grupo GICSA S.A. de C.V.	159
342,000	*	Guangdong Land Holdings Ltd	78
1,119,085		Guangzhou R&F Properties Co Ltd	2,053
157,600	e	Guocoland Ltd	218
2,917,000		Guorui Properties Ltd	760
208,574		H&R Real Estate Investment Trust	3,209
41,723		Hamborner AG.	440
336,924		Hammerson plc	2,005
206,731		Hang Lung Group Ltd	551
4,146,113		Hang Lung Properties Ltd	8,088
373	*	Hankyu Reit, Inc	465
81,354	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,747
1,569,822		Hansteen Holdings plc	1,985
1,289,412		HCP, Inc	33,937
1,050	*	Health Care & Medical Investment Corp	1,077
260,845		Healthcare Realty Trust, Inc	7,632
521,136		Healthcare Trust of America, Inc	13,899
141,000		Heiwa Real Estate Co Ltd	2,493
60,724		Helical Bar plc	262
72,639		Heliopolis Housing	93
661,291		Hemfosa Fastigheter AB	9,129
2,298,853		Henderson Land Development Co Ltd	11,545
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,512		Hersha Hospitality Trust	$1,122
175,157		HFF, Inc (Class A)	7,441
32,752,545		Hibernia REIT plc	53,999
942,042		Highwealth Construction Corp	1,492
286,660		Highwoods Properties, Inc	13,548
117,880	e	HKC Holdings Ltd	98
2,624,012		Hongkong Land Holdings Ltd	17,380
333	*	Hoshino Resorts REIT, Inc	1,639
141,747		Hospitality Properties Trust	4,088
2,109,636		Host Marriott Corp	44,513
72,978	*	Howard Hughes Corp	9,065
198,235		Huaku Development Co Ltd	434
94,000		Huang Hsiang Construction Co	83
539,337		Hudson Pacific Properties	17,647
258,262		Hufvudstaden AB (Series A)	3,929
129,217		Hulic Co Ltd	1,268
745	*	Hulic Reit, Inc	1,083
489,800		Hung Sheng Construction Co Ltd	486
261,194		Hyprop Investments Ltd	1,705
1,664,303		Hysan Development Co Ltd	8,405
14,784		Icade	1,366
164,700	e	Ichigo Holdings Co Ltd	618
914	*	Ichigo Real Estate Investment Corp	753
137,000	*,e	IDU Co	151
1,126,700		IGB Real Estate Investment Trust	460
57,000		Iguatemi Empresa de Shopping Centers S.A.	438
221,246		Immobiliare Grande Distribuzione SIIQ S.p.A	1,700
58,825	*	IMMOFINANZ AG.	1,534
119,377		Independence Realty Trust, Inc	1,257
1,676,229	*	Indiabulls Real Estate Ltd	2,032
1,068		Industrial & Infrastructure Fund Investment Corp	1,077
84,264	*	Industrial Buildings Corp	118
28,887	e	Industrial Logistics Properties Trust	665
319,600		ING Office Fund	1,275
2,048,884		Ingenia Communities Group	4,443
310,654		Inmobiliaria Colonial S.A.	3,222
9,327	e	Innovative Industrial Properties, Inc	450
917,271	*,g	Instone Real Estate Group AG.	26,098
100,333		InterRent Real Estate Investment Trust	913
737		Intershop Holding AG.	372
24,996		Intervest Offices	665
594,613	e	Intu Properties plc	1,194
20,867		Invesco Office J-Reit, Inc	2,979
3,663		Investis Holding S.A.	226
27,200	e	Investors Cloud Co Ltd	177
162,971		Investors Real Estate Trust	975
25,097	e	Invincible Investment Corp	10,489
968,053		Invitation Homes, Inc	22,178
1,180,565		IOI Properties Group Sdn BHD	477
981,646		Irish Residential Properties REIT plc	1,685
519,744		Iron Mountain, Inc	17,942
101,993	e	iShares Dow Jones US Real Estate Index Fund	8,161
88,173		iStar Financial, Inc	985
744	*	Japan Excellent, Inc	986
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,776		Japan Hotel REIT Investment Corp	$2,748
837	*	Japan Logistics Fund Inc	1,647
455		Japan Prime Realty Investment Corp	1,622
322		Japan Real Estate Investment Corp	1,688
1,229	*	Japan Rental Housing Investments, Inc	971
1,843		Japan Retail Fund Investment Corp	3,345
279,285		JBG SMITH Properties	10,286
24,683		Jernigan Capital, Inc	476
133,616	*	Jerusalem Economy Ltd	375
1,596,750	*,†,m	Jiangsu Future Land Co Ltd	6,546
1,298,719		Jiayuan International Group Ltd	2,223
55,400		Jinke Properties Group Co Ltd	42
44,533		Jones Lang LaSalle, Inc	6,427
13,000,000		Joy City Property Ltd	1,578
2,237,403		K Wah International Holdings Ltd	1,059
2,528,000		Kaisa Group Holdings Ltd	808
37,900	*,e	Katitas Co Ltd	1,154
679		Kenedix Realty Investment Corp	4,332
627		Kenedix Residential Investment Corp	960
761	*,e	Kenedix Retail REIT Corp	1,630
1,821,000		Kenedix, Inc	10,393
315,693		Kennedy-Wilson Holdings, Inc	6,787
677,617	e	Keppel DC REIT	678
444,800	e	Keppel-KBS US REIT	351
2,044,670		Kerry Properties Ltd	6,943
223,019		Killam Apartment Real Estate Investment Trust	2,785
246,503		Kilroy Realty Corp	17,672
179,487		Kimco Realty Corp	3,005
198,000		Kindom Construction Co	141
151,120		Kite Realty Group Trust	2,516
1,201,973		Kiwi Property Group Ltd	1,108
117,500		KLCC Property Holdings BHD	215
269,205		Klepierre	9,566
1,684,603	e	Klovern AB (B Shares)	2,214
26,181		Korea Asset In Trust Co Ltd	132
94,780		Korea Real Estate Investment Trust Co	238
2,722,130		Kowloon Development Co Ltd	2,926
1,753,344	e	K-REIT Asia	1,526
643,105		Kungsleden AB	4,733
1,419,087		KWG Property Holding Ltd	1,299
1,633,314		Lai Fung Holdings Ltd	2,179
485,285		Lai Sun Development Co Ltd	709
49,666		Lamar Advertising Co	3,864
19,704	*	Lamda Development S.A.	147
3,194,300		Land and Houses PCL Co Reg	1,137
296,056		Land Securities Group plc	3,409
4,805,000		Langham Hospitality Investments Ltd	1,773
262,117		Lar Espana Real Estate Socimi S.A.	2,669
173,622		LaSalle Hotel Properties	6,006
2,619	*	LaSalle Logiport REIT	2,409
136,052		LEG Immobilien AG.	16,169
404,718		Lend Lease Corp Ltd	5,750
167,211		Leopalace21 Corp	931
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

294,096		Lexington Realty Trust	$2,441
321,411		Liberty Property Trust	13,580
30,303		Life Storage, Inc	2,884
764,997		Link REIT	7,532
1,428,200		Lippo-Mapletree Indonesia Retail Trust	272
262,000		Liu Chong Hing Investment	398
1,854,000		Logan Property Holdings Co Ltd	2,089
2,303,252		London & Stamford Property plc	5,333
1,396,678		Longfor Properties Co Ltd	3,600
386,900		LPN Development PCL (Foreign)	124
16,697		LSR Group (GDR)	33
99,516		LTC Properties, Inc	4,390
58,070		Macerich Co	3,211
296,483		Mack-Cali Realty Corp	6,303
221,532		Macquarie CountryWide Trust	679
1,328,435		Macquarie Goodman Group	9,965
917,990	e	Macquarie MEAG Prime REIT	467
1,615,576		Mah Sing Group BHD	399
781,772	e	Manulife US Real Estate Investment Trust	622
35,779	*,†,e,m	Mapeley Ltd	0	^
1,640,282		Mapletree Commercial Trust	1,932
1,406,600		Mapletree Greater China Commercial Trust	1,173
1,142,399	e	Mapletree Industrial Trust	1,655
1,605,610	e	Mapletree Logistics Trust	1,445
110,048	*	Marcus & Millichap, Inc	3,820
862,192		Matrix Concepts Holdings BHD	435
6,663	*	Maui Land & Pineapple Co, Inc	85
334,489		MedEquities Realty Trust, Inc	3,251
409,938		Medical Properties Trust, Inc	6,112
2,058,631		Medinet Nasr Housing	876
94,620,328		Megaworld Corp	7,706
36,776		Melisron Ltd	1,596
38,903	e	Mercialys S.A	627
360,269		Merlin Properties Socimi S.A.	4,885
29,806	*,g	Metrovacesa S.A.	397
2,321,500		Mexico Real Estate Management S.A. de C.V.	2,776
1,126,981		MGM Growth Properties LLC	33,235
2,017	*	MID Reit, Inc	1,534
159,020		Mid-America Apartment Communities, Inc	15,931
970,929		Midland Holdings Ltd	259
3,966,000		Minmetals Land Ltd	673
1,884,894		Mirvac Group	3,285
814,498		Mitsubishi Estate Co Ltd	13,830
740	*	Mitsubishi Estate Logistics REIT Investment Corp	1,608
1,461,979		Mitsui Fudosan Co Ltd	34,577
315	*	Mitsui Fudosan Logistics Park, Inc	884
3,962		Mobimo Holding AG.	938
602,000	e	Modern Land China Co Ltd	90
622,259		Monmouth Real Estate Investment Corp (Class A)	10,404
16,249		Morguard Real Estate Investment Trust	151
1,233		Mori Hills REIT Investment Corp	1,567
227		Mori Trust Hotel Reit, Inc	281
1,223	*	Mori Trust Sogo Reit, Inc	1,744
279,329		Multiplan Empreendimentos Imobiliarios S.A.	1,294
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,600	e	Nam Tai Property, Inc	$134
114,901		National Health Investors, Inc	8,685
66,118		National Retail Properties, Inc	2,963
378,589		National Storage Affiliates Trust	9,631
2,509,247		National Storage REIT	3,031
882,000	e	Neo-China Land Group Holdings Ltd	147
367,360		NEPI Rockcastle plc	3,339
9,561		NESCO Ltd	57
103,160		New Senior Investment Group, Inc	609
7,409,908		New World Development Co Ltd	10,064
104,321		Newmark Group, Inc	1,167
197,572	e	NewRiver REIT plc	663
302,896		Nexity	16,741
109,390		NexPoint Residential Trust, Inc	3,632
334		Nippon Accommodations Fund, Inc	1,487
611		Nippon Building Fund, Inc	3,533
800	*,e	Nippon Healthcare Investment Corp	1,277
8,457		Nippon ProLogis REIT, Inc	16,753
2,834	*	NIPPON REIT Investment Corp	9,162
355,458		Nomura Real Estate Holdings, Inc	7,171
4,179		Nomura Real Estate Master Fund, Inc	5,708
60,776		NorthStar Realty Europe Corp	861
85,233		Northview Apartment Real Estate Investment Trust	1,692
152,824		NorthWest Healthcare Properties Real Estate Investment Trust	1,326
97,361		Norwegian Property ASA	129
53,026		NSI NV	2,183
181,100	e	NTT Urban Development Corp	2,077
36,989		Oberoi Realty Ltd	207
288,329	e	Omega Healthcare Investors, Inc	9,449
95,745		One Liberty Properties, Inc	2,660
193,300		Open House Co Ltd	9,523
284,900		Origin Property PCL	152
2,142		Orix JREIT, Inc	3,344
269,212		OSK Holdings BHD	62
653,800		OUE Hospitality Trust	345
712,798		Outfront Media, Inc	14,220
345,800	e	Overseas Union Enterprise Ltd	387
785,881	*	Palm Hills Developments SAE	107
706,408		Paramount Group, Inc	10,660
793,045		Park Hotels & Resorts, Inc	26,028
776,000		Parkway Life Real Estate Investment Trust	1,532
693,005		Parque Arauco S.A.	1,796
34,600		Patrizia Immobilien AG.	664
515,900		Pavilion Real Estate Investment Trust	199
107,202	e	Pebblebrook Hotel Trust	3,899
93,689	e	Pennsylvania REIT	886
261,515		Phoenix Mills Ltd	1,980
679,156		Physicians Realty Trust	11,451
173,194		Piedmont Office Realty Trust, Inc	3,279
1,368,600		PLA Administradora Industrial S de RL de C.V.	2,100
591,300		Platinum Group PCL	157
1,253,817		Poly Hong Kong Investment Ltd	442
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,434		Poly Real Estate Group Co Ltd	$167
6,766,160		Polytec Asset Holdings Ltd	648
190,509		Potlatch Corp	7,801
6,217,000		Powerlong Real Estate Holdings Ltd	2,647
671,344		Precinct Properties New Zealand Ltd	641
358,991		Preferred Apartment Communities, Inc	6,311
990	*	Premier Investment Co	1,040
169,009		Prestige Estates Projects Ltd	489
1,437,488		Primary Health Properties plc	2,137
702,826		Prince Housing & Development Corp	251
251,800		ProLogis Property Mexico S.A. de C.V.	509
1,896,822		Prologis, Inc	128,586
845,000		Prosperity REIT	329
47,234		PS Business Parks, Inc	6,003
38,062		PSP Swiss Property AG.	3,690
8,135,500		PT Alam Sutera Realty Tbk	156
8,870,447	*	PT Bumi Serpong Damai	687
18,959,929		PT Ciputra Development Tbk	1,112
43,762,000	*	PT Hanson International Tbk	382
86,338,670		PT Kawasan Industri Jababeka Tbk	1,265
33,216,600		PT Lippo Karawaci Tbk	766
16,097,800		PT Modernland Realty Tbk	235
19,338,900		PT Pakuwon Jati Tbk	669
18,905,762		PT PP Properti Tbk	141
9,425,500	*	PT Sentul City Tbk	70
6,533,500		PT Summarecon Agung Tbk	288
239,981		Public Storage, Inc	48,387
1,625,000	*	Puravankara Projects Ltd	1,428
493,604	*,e	Purplebricks Group plc	1,475
486,821		QTS Realty Trust, Inc	20,773
1,586,022		Quality House PCL	170
402,433	*	Radium Life Tech Co Ltd	236
3,829,009		RAK Properties PJSC	625
106,910		Ramco-Gershenson Properties	1,454
364,137		Rayonier, Inc	12,311
170,600	*,e	Raysum Co Ltd	2,400
110,875		Re/Max Holdings, Inc	4,917
132,868	*	Realia Business S.A.	160
254,130	e	Realogy Holdings Corp	5,245
93,257		Realty Income Corp	5,305
308,632	e	Rebosis Property Fund Ltd	142
550,000	g	Redco Properties Group Ltd	279
906,577		Redefine International plc	390
5,488,985		Redefine Properties Ltd	3,889
100,963	*,e	Redfin Corp	1,888
25,874,000		Regal Real Estate Investment Trust	7,369
686,669		Regency Centers Corp	44,407
248,456	g	Regional REIT Ltd	314
473,992		Reit Ltd	1,926
69,700		Relo Holdings, Inc	2,048
13,731,250	*	Renhe Commercial Holdings Co Ltd	464
239,528		Resilient REIT Ltd	984
4,925		Retail Estates NV	423
679,567		Retail Opportunities Investment Corp	12,688
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

413,336		Retail Properties of America, Inc	$5,039
74,979	*	Retail Value, Inc	2,451
1,040,542		Rexford Industrial Realty, Inc	33,256
245,525		RioCan Real Estate Investment Trust	4,691
73,200		RiseSun Real Estate Development Co Ltd	85
434,906		RLJ Lodging Trust	9,581
26,006		RMR Group, Inc	2,413
1,262,000		Road King Infrastructure	2,161
2,510,264		Robinsons Land Corp	942
336,500	*	Ronshine China Holdings Ltd	395
1,059,090	m	Ruentex Development Co Ltd	1,237
105,247		Ryman Hospitality Properties	9,069
6,691,629		S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,954
1,798,773		Sabana Shari’ah Compliant Industrial REIT	567
239,007		Sabra Healthcare REIT, Inc	5,526
544,549		Safestore Holdings plc	3,688
10,753		Safety Income and Growth, Inc	201
222,000	*,e	SAMTY Co Ltd	3,215
900	*	Samty Residential Investment Corp	716
49,877,077		Sansiri PCL	2,562
36,042		Saul Centers, Inc	2,018
279,886		Savills plc	2,849
182,871	*	SBA Communications Corp	29,375
9,400		SC Asset Corp PCL	1
8,585,504		Scentre Group	24,673
815,925		Schroder Real Estate Investment Trust Ltd	637
669,730		Segro plc	5,573
3,047	*	Sekisui House Reit, Inc	1,928
86,743		Select Income REIT	1,903
148,639		Selvaag Bolig ASA	707
125,173		Senior Housing Properties Trust	2,198
43,713	e	Seritage Growth Properties	2,076
498,000		Shaftesbury plc	5,884
1,144,387		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,571
3,428,000	*	Shanghai Real Estate Ltd	72
52,400		Shanghai Zhangjiang High-Tech Park Development Co Ltd	76
16,645,136		Shenzhen Investment Ltd	5,300
132,300		Shenzhen SEG Co Ltd	48
4,264,761		Shimao Property Holdings Ltd	10,591
263,050	*	Shining Building Business Co Ltd	104
32,500	*,e	Shinoken Group Co Ltd	345
678,350		Shopping Centres Australasia Property Group	1,179
20,059,000		Shui On Land Ltd	4,660
1,100	*,e	SIA Reit, Inc	2,379
611,900		Siam Future Development PCL	165
7,649,660		Sime Darby Property BHD	2,180
943,464		Simon Property Group, Inc	166,757
1,518,500	*	Singha Estate PCL	170
2,073,196		Sino Land Co	3,552
1,094,000	*	Sinolink Worldwide Holdings Ltd	93
20,181,581		Sino-Ocean Land Holdings Ltd	8,921
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

884,226		Sinyi Realty Co	$979
1,972,467		Sirius Real Estate Ltd	1,586
126,479	*	Six of October Development & Investment	155
4,399		SK D&D Co Ltd	137
492,000		Skyfame Realty Holdings Ltd	307
322,164		SL Green Realty Corp	31,421
23,797,290		SM Prime Holdings	15,924
51,344		Smart Real Estate Investment Trust	1,213
381,453		Sobha Developers Ltd	2,098
5,367,135		Soho China Ltd	2,086
539,800	e	Soilbuild Business Space REIT	237
20,400		Sonae Sierra Brasil S.A.	99
1,517,491		SP Setia BHD	990
132,778		Sparkassen Immobilien AG.	2,652
502,700		SPH REIT	368
57,899		Spirit MTA REIT	667
219,829		Spirit Realty Capital, Inc	1,772
526,000		Spring Real Estate Investment Trust	271
123,306		ST Modwen Properties plc	611
50,276	*,e	St. Joe Co	845
617,221		STAG Industrial, Inc	16,974
1,162,172		Standard Life Investment Property Income Trust Ltd	1,366
6,295	e	Star Asia Investment Corp	5,744
2,200	*,e	Starts Proceed Investment Corp	3,320
851,728		Starwood Property Trust, Inc	18,329
5,256,991		Stockland Trust Group	15,792
623,000	e	StorageVault Canada, Inc	1,278
196,933		STORE Capital Corp	5,473
9,792		Stratus Properties, Inc	300
296,692		Sumitomo Realty & Development Co Ltd	10,644
307,073		Summit Hotel Properties, Inc	4,155
72,410		Summit Real Estate Holdings Ltd	686
433,211		Sun Communities, Inc	43,988
284,100		Sun Frontier Fudousan Co Ltd	3,249
1,866,334		Sun Hung Kai Properties Ltd	27,085
2,574,522		Sunac China Holdings Ltd	7,889
1,100,000	*,e	Suncity Group Holdings Ltd	188
2,103,000		Sunlight Real Estate Investment Trust	1,413
744,991		Sunstone Hotel Investors, Inc	12,188
2,287,467		Suntec Real Estate Investment Trust	3,230
1,830,047		Sunway BHD	668
950,100		Sunway Real Estate Investment	388
438,000		Supalai PCL	329
1,215,193		Swire Pacific Ltd (Class A)	13,308
4,278,316		Swire Properties Ltd	16,204
82,394		Swiss Prime Site AG.	7,029
650,533		TAG Tegernsee Immobilien und Beteiligungs AG.	15,500
992,900	e	Takara Leben Co Ltd	2,995
77	*	Takara Leben Infrastructure Fu	79
556,790		Talaat Moustafa Group	343
124,864	e	Tanger Factory Outlet Centers, Inc	2,857
90,156		Taubman Centers, Inc	5,394
187,117		Technopolis plc	1,014
28,030	*	Tejon Ranch Co	609
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

326,524		Terreno Realty Corp	$12,310
130,309		Tier REIT, Inc	3,140
316,758		TLG Immobilien AG.	8,278
27,900	e	TOC Co Ltd	198
421,300		Tokyo Tatemono Co Ltd	5,138
110,831		Tokyu Fudosan Holdings Corp	772
573	*	Tokyu REIT, Inc	792
264,000		Top Spring International Holdings Ltd	80
1,078,400		Tosei Corp	11,156
2,900	*,e	Tosei Reit Investment Corp	2,915
2,736	*,e	Transcontinental Realty Investors, Inc	87
183,439	e	Tricon Capital Group, Inc	1,545
28,506	*,e	Trinity Place Holdings, Inc	174
5,166,311		Tritax Big Box REIT plc	9,918
91,892,496	*	U City PCL	85
143,278		UDR, Inc	5,793
924,500		UEM Land Holdings BHD	185
370,248		UMH Properties, Inc	5,791
111,541		Unibail-Rodamco-Westfield	22,470
8,502	*	Unibail-Rodamco-Westfield	1,710
971,512		Unite Group plc	11,300
4,500,000	*	Unitech Ltd	162
140,382		United Development Co PSC	536
945		United Urban Investment Corp	1,485
356,374		Uniti Group, Inc	7,181
460,400		Univentures PCL	118
17,320		Universal Health Realty Income Trust	1,289
297,000		Unizo Holdings Co Ltd	5,723
353,885		UOA Development BHD	197
223,373		UOL Group Ltd	1,126
148,969		Urban Edge Properties	3,289
63,775		Urstadt Biddle Properties, Inc (Class A)	1,358
8,688		Vastned Retail NV	331
733,770		Ventas, Inc	39,902
429,578		VEREIT, Inc	3,119
181,044		VICI Properties, Inc	3,914
6,626,477		Vicinity Centres	12,572
19,239	e	Victoria Park AB	79
11,525,800		Vista Land & Lifescapes, Inc	1,299
1,262,201		Viva Energy REIT	2,009
380,900		Viva Industrial Trust	252
53,959		Vornado Realty Trust	3,939
2,686,185		Vukile Property Fund Ltd	3,831
124,677	e	Wallenstam AB	1,180
51,046		Warehouses De Pauw SCA	6,717
254,358		Washington Prime Group, Inc	1,857
106,601		Washington REIT	3,267
646,116	e	Watkin Jones plc	1,649
62,740		Weingarten Realty Investors	1,867
801,589		Welltower, Inc	51,558
29,609	e	Wereldhave NV	1,042
1,322,688		Weyerhaeuser Co	42,683
3,507,635		WHA Corp PCL	473
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,838,332		Wharf Holdings Ltd	$10,451
2,889,332		Wharf Real Estate Investment Co Ltd	18,615
705,591		Wheelock & Co Ltd	4,242
87,695		Whitestone REIT	1,217
376,008		Wihlborgs Fastigheter AB	4,535
280,840	e	Wing Tai Holdings Ltd	401
250,160		Workspace Group plc	3,199
49,820		WP Carey, Inc	3,204
28,459		WPT Industrial Real Estate Investment Trust	373
642,530		Xenia Hotels & Resorts, Inc	15,228
10,000	e	Xinyuan Real Estate Co Ltd (ADR)	45
1,561,600	e	Yanlord Land Group Ltd	1,690
821,466	e	Yoma Strategic Holdings Ltd	159
149,800		Youngor Group Co Ltd	161
392,600		YTL Hospitality REIT	117
896,000		Yuexiu Real Estate Investment Trust	588
33,844,912		Yuexiul Property Co Ltd	6,040
2,022,000		Yuzhou Properties Co	820
1,258,000	*	Zhuguang Holdings Group Co Ltd	243
		TOTAL REAL ESTATE	4,191,471

RETAILING - 5.3%
109,688	*	1-800-FLOWERS.COM, Inc (Class A)	1,294
185,499		Aaron’s, Inc	10,102
23,320	e	ABC-Mart, Inc	1,297
313,657		Abercrombie & Fitch Co (Class A)	6,624
3,008,873		Accent Group Ltd	3,546
21,300	e	Adastria Holdings Co Ltd	285
262,929		Advance Auto Parts, Inc	44,259
10,400	e	Alpen Co Ltd	184
1,223,907	*,n	Amazon.com, Inc	2,451,486
361,392		American Eagle Outfitters, Inc	8,973
31,307	*	America’s Car-Mart, Inc	2,448
149,631	*,e	AO World plc	273
22,500		AOKI Holdings, Inc	308
26,941		Aoyama Trading Co Ltd	827
8,000	e	Arata Corp	401
119,600		Arc Land Sakamoto Co Ltd	1,627
14,600		Asahi Co Ltd	193
27,019	*	Asbury Automotive Group, Inc	1,858
232,375	*	Ascena Retail Group, Inc	1,062
12,700	e	ASKUL Corp	381
694,349	*,e	ASOS plc	52,067
206,741	*	At Home Group, Inc	6,519
46,388	e	Autobacs Seven Co Ltd	796
20,601	e	AutoCanada, Inc	217
138,157	e	Automotive Holdings Group Ltd	221
108,118	*	Autonation, Inc	4,492
128,426	*	AutoZone, Inc	99,620
2,193,562		B&M European Value Retail S.A.	11,055
3,630,480	*	B2W Companhia Global Do Varejo	24,901
507,169	*	Barnes & Noble Education, Inc	2,921
78,031		Barnes & Noble, Inc	453
1,329,800		Beauty Community PCL (Foreign)	498
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,875,623		Bed Bath & Beyond, Inc	$58,134
36,000	e	Belluna Co Ltd	425
453,160		Berjaya Auto BHD	231
456,128		Best Buy Co, Inc	36,198
148,800		BIC CAMERA, Inc	2,068
19,844	e	Big 5 Sporting Goods Corp	101
53,195	e	Big Lots, Inc	2,223
197,090		Bilia AB	1,607
700,535	*,e	BJ’s Wholesale Club Holdings, Inc	18,760
486,372	*	boohoo.com plc	1,477
105,488	*	Booking Holdings, Inc	209,288
213,861	*	Boot Barn Holdings, Inc	6,076
327,212	*,e,g	Boozt AB	2,753
537,000	*,†,e,m	Boshiwa International Holding	1
38,957	e	Buckle, Inc	898
217,645	*	Burlington Stores, Inc	35,459
168,650		Burson Group Ltd	933
40,604	e	Byggmax Group AB	166
55,313		Caleres, Inc	1,984
44,879	e	Camping World Holdings, Inc	957
99,610		Canadian Tire Corp Ltd	11,671
150,700		Canon Marketing Japan, Inc	3,197
603,602	e	Card Factory plc	1,558
529,754	*	CarMax, Inc	39,557
80,835	*,e	Carvana Co	4,777
13,840	e	Cashbuild Ltd	288
31,492		Cato Corp (Class A)	662
170,195		Chico’s FAS, Inc	1,476
39,347		Children’s Place Retail Stores, Inc	5,029
307,000	e	China Animation Characters Co Ltd	106
449,000	e	China Harmony New Energy Auto Holding Ltd	187
2,064,000	e	China Meidong Auto Holdings Ltd	969
699,000	e	China ZhengTong Auto Services Holdings Ltd	458
9,900	e	Chiyoda Co Ltd	195
31,300		Chori Co Ltd	577
567,000		Chow Sang Sang Holding	1,114
97,600		Cia Hering	429
167,357		Citi Trends, Inc	4,815
13,273		CJ O Shopping Co Ltd	2,967
27,350	e	Clas Ohlson AB (B Shares)	222
367,000	e,g	Cogobuy Group	138
9,887,800		Com7 PCL (Foreign)	6,884
111,858	*,e	Conn’s, Inc	3,954
309,559	*,e	Container Store Group, Inc	3,436
465,853		Core-Mark Holding Co, Inc	15,820
747,796	*	Ctrip.com International Ltd (ADR)	27,796
643	*	Cuckoo Homesys Co Ltd	124
3,042,714		Dah Chong Hong Holdings Ltd	1,182
124,900	e	DCM Japan Holdings Co Ltd	1,135
528,892	e	Debenhams plc	67
22,215		Delek Automotive Systems Ltd	121
239,584		Dick’s Sporting Goods, Inc	8,500
492,286		Dickson Concepts International Ltd	221
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,900		Dieteren S.A.	$964
16,136	e	Dillard’s, Inc (Class A)	1,232
1,211,248		Dollar General Corp	132,389
751,818	*	Dollar Tree, Inc	61,311
629,200		Dollarama, Inc	19,821
90,100		Don Quijote Co Ltd	4,559
13,100	e	Doshisha Co Ltd	272
162,469		DSW, Inc (Class A)	5,504
49,512	e	Dufry Group	5,594
11,875	*,e	Duluth Holdings, Inc	374
64,833		Dunelm Group plc	461
178,417	g	Dustin Group AB	1,684
254,883		EDION Corp	2,850
65,188	*	eDreams ODIGEO S.A.	283
810,736	e	El Puerto de Liverpool SAB de C.V.	6,084
91,971		Empresas Tricot S.A.	141
1,310,200	*,e	Esprit Holdings Ltd	315
109,469	g	Europris ASA	307
1,087,186		Expedia, Inc	141,856
248,553	*	Express Parent LLC	2,749
4,208,000		Far Eastern Department Stores Co Ltd	2,356
1,071,966	*	Farfetch Ltd	29,190
64,512		Fast Retailing Co Ltd	32,682
152,006	*	Five Below, Inc	19,770
1,334,388	*	Floor & Decor Holdings, Inc	40,259
506,638		Foot Locker, Inc	25,828
326,455		Foschini Ltd	4,006
47,239	*,e	Francesca’s Holdings Corp	175
12,500		Fuji Co Ltd	246
14,749	*,e	Funko, Inc	349
28,671		Future Lifestyle Fashions Ltd	157
16,466	*	Gaia, Inc	254
135,672	e	GameStop Corp (Class A)	2,072
675,648		Gap, Inc	19,492
26,268	*	Genesco, Inc	1,237
266,090		Genuine Parts Co	26,449
214,500	e	Geo Holdings Corp	3,244
2,202,000		Giordano International Ltd	1,104
119,402	*,e	GNC Holdings, Inc	494
11,089,844	*,e	GOME Electrical Appliances Holdings Ltd	1,133
458,500	e	Grand Baoxin Auto Group Ltd	135
63,606	e	Greencross Ltd	195
25,220		Group 1 Automotive, Inc	1,637
12,362	*	Groupe Fnac	975
4,770,169	*	Groupon, Inc	17,984
10,117		GS Home Shopping, Inc	1,848
78,373		Guess?, Inc	1,771
57,800	e	Gulliver International Co Ltd	196
333		GwangjuShinsegae Co Ltd	62
125,105		Halfords Group plc	516
55,525	e	Hankyu Department Stores, Inc	913
392,407	e	Harvey Norman Holdings Ltd	998
56,463		Haverty Furniture Cos, Inc	1,248
24,654	*,†,m	Hellenic Duty Free Shops S.A.	34
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,041	*	HelloFresh SE	$600
4,161,037		Hengdeli Holdings Ltd	168
616,243	e	Hennes & Mauritz AB (B Shares)	11,388
195,745	*,e	Hibbett Sports, Inc	3,680
25,471		Hikari Tsushin, Inc	5,034
3,115,825		Home Depot, Inc	645,443
26,284,294		Home Product Center PCL (Foreign)	12,849
8,178		Hornbach Baumarkt AG.	250
6,750		Hornbach Holding AG. & Co KGaA	473
53,689	g	Hostelworld Group plc	155
244,518		Hotai Motor Co Ltd	2,094
130,699		Hotel Shilla Co Ltd	12,780
499,477	*	Hudson Ltd	11,268
75,427	e	Hudson’s Bay Co	566
35,791		Hyundai Department Store Co Ltd	3,207
11,831		Hyundai Home Shopping Network Corp	1,184
138,128		Imperial Holdings Ltd	1,708
314,174		Inchcape plc	2,736
1,800,313		Industria De Diseno Textil S.A.	54,390
56,850		Infibeam Incorporation Ltd	46
237,328	e	Isetan Mitsukoshi Holdings Ltd	2,914
1,350,000		IT Ltd	728
27,400		Izumi Co Ltd	1,820
163,179		J Front Retailing Co Ltd	2,531
88,689	*	J. Jill, Inc	548
48,851	e	Jardine Cycle & Carriage Ltd	1,143
423,623	e	JB Hi-Fi Ltd	7,704
426,798	*,e	JC Penney Co, Inc	708
1,758,356		JD Sports Fashion plc	10,508
836,400	*	JD.com, Inc (ADR)	21,822
10,100	e	Jin Co Ltd	539
48,892		John Menzies plc	349
9,500		Joshin Denki Co Ltd	280
32,600		Joyful Honda Co Ltd	515
114,871		JUMBO S.A.	1,707
47,400	*,e	Jumei International Holding Ltd (ADR)	101
21,187		Keiyo Co Ltd	103
255,873		Kering	137,239
1,183,703		Kingfisher plc	4,002
5,200	*,e	Kintetsu Department Store Co Ltd	181
130,200	*	Kirkland’s, Inc	1,314
181,919		Kogan.com Ltd	744
826,800		Kohl’s Corp	61,638
16,900		Kohnan Shoji Co Ltd	427
82,000		Komeri Co Ltd	1,917
481,100		K’s Holdings Corp	5,818
215,014		L Brands, Inc	6,515
1,188,750		L’ Occitane International S.A.	2,132
83,545	*,e	Lands’ End, Inc	1,466
24,300	*	Laox Co Ltd	85
4,098,599		Li & Fung Ltd	918
314,783	*	Liberty Expedia Holdings, Inc	14,807
655,484	*	Liberty TripAdvisor Holdings, Inc	9,734
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

347,000	*,e	Lifestyle China Group Ltd	$141
426,000		Lifestyle International Holdings Ltd	835
30,845	e	Lithia Motors, Inc (Class A)	2,519
16,900		LIXIL VIVA Corp	262
136,538	*	LKQ Corp	4,324
500,000		Lojas Americanas S.A.	1,480
1,696,594		Lojas Americanas S.A.(Preference)	6,667
1,007,089		Lojas Renner S.A.	7,730
204,440		Lookers plc	284
83,751		LOTTE Himart Co Ltd	5,037
21,938		Lotte Shopping Co Ltd	4,146
911,122		Lowe’s Companies, Inc	104,615
1,414,000		Luk Fook Holdings International Ltd	4,920
39,709	*,e	Lumber Liquidators, Inc	615
2,390,059		Macy’s, Inc	83,007
108,368		Magazine Luiza S.A.	3,287
28,731	g	Maisons du Monde S.A.	838
724,000		Maoye International Holdings Ltd	60
30,216	*	MarineMax, Inc	642
614,758		Marks & Spencer Group plc	2,313
240,223	e	Marui Co Ltd	5,927
98,375		Matas A.S.	962
17,200	e	Matsuya Co Ltd	196
13,942	e	Mekonomen AB	198
114,626		Metro AG.	810
112,550	*	Michaels Cos, Inc	1,827
25,740	e	Mobilezone Holding AG.	304
29,000		momo.com, Inc	169
42,082	e	Monro Muffler, Inc	2,929
256,460		Mr Price Group Ltd	4,136
114,607	*	Murphy USA, Inc	9,794
471,206	e	Myer Holdings Ltd	174
95,968		N Brown Group plc	171
64,116	*	National Vision Holdings, Inc	2,894
1,071,367	*	NetFlix, Inc	400,831
980,045		New Carphone Warehouse plc	2,160
29,933	*	New York & Co, Inc	116
130,776		Next plc	9,359
25,700	*,e	Nextage Co Ltd	195
29,400		Nishimatsuya Chain Co Ltd	295
59,022		Nitori Co Ltd	8,458
152,800		Nojima Corp	3,346
456,038		Nordstrom, Inc	27,276
9,577		NS Shopping Co Ltd	111
39,683	e	Nutri/System, Inc	1,470
470,776	*	Ocado Ltd	5,515
752,315		Office Depot, Inc	2,415
122,801	*	Ollie’s Bargain Outlet Holdings, Inc	11,801
267,157	e,g	On the Beach Group plc	1,724
6,500	*	Open Door, Inc	191
167,974	*	O’Reilly Automotive, Inc	58,341
27,454	*,e	Overstock.com, Inc	760
1,234,100		Padini Holdings BHD	1,753
7,600		Pal Co Ltd	191
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

106,800		Paltac Corp	$5,838
15,000	e	Parco Co Ltd	168
677,000	*,e	Parkson Retail Group Ltd	65
220,329	*,e	Party City Holdco, Inc	2,985
25,700	e	PC Depot Corp	125
66,239		PC Jeweller Ltd	57
840,750		Pendragon plc	298
125,119		Penske Auto Group, Inc	5,929
26,639	e	PetMed Express, Inc	879
369,800		Petrobras Distribuidora S.A.	1,786
315,492	e	Pets at Home Group plc	491
95,121		Pier 1 Imports, Inc	143
57,323	*,e	Pinduoduo, Inc (ADR)	1,507
71,689		Pool Corp	11,963
5,252,500		Pou Sheng International Holdings Ltd	1,047
876,000	*,e	Powerwell Pacific Holdings Ltd	251
38,701		Poya Co Ltd	353
60,105		Premier Investments Ltd	803
3,875,800		PT ACE Hardware Indonesia Tbk	375
2,297,023		PT Matahari Department Store Tbk	1,067
25,658,300		PT Mitra Adiperkasa Tbk	1,421
7,051,200		PT Ramayana Lestari Sentosa Tbk	615
402,800		PTG Energy PCL	167
2,248,945	*	Qurate Retail Group, Inc QVC Group	49,949
231,118		Rakuten, Inc	1,771
226,150		Rent-A-Center, Inc	3,252
61,744	*,e	RH	8,089
298,831		Ripley Corp S.A.	279
361,700		Robinson PCL	789
561,843		Ross Stores, Inc	55,679
25,900		Ryohin Keikaku Co Ltd	7,699
7,972,490		SA SA International Holdings Ltd	4,418
731,886		SACI Falabella	5,957
161,325	*	Sally Beauty Holdings, Inc	2,967
31,900		Sanrio Co Ltd	647
261,000		Senao International Co Ltd	347
14,625		Seobu Truck Terminal Co Ltd	136
30,800	e	Seria Co Ltd	1,088
36,059		Shankara Building Products Ltd	612
28,000		Shimachu Co Ltd	904
16,003		Shimamura Co Ltd	1,518
46,249		Shinsegae Co Ltd	15,120
1,567		Shinsegae International Co Ltd	322
51,378		Shoe Carnival, Inc	1,978
5,613	*,g	Shop Apotheke Europe NV	282
12,294		Shopper’s Stop Ltd	89
44,660	*	Shutterfly, Inc	2,943
886,287		Siam Global House PCL	576
79,099		Signet Jewelers Ltd	5,215
60,523	e,g	Sleep Country Canada Holdings, Inc	1,351
185,067	*	Sleep Number Corp	6,807
30,703		Sonic Automotive, Inc (Class A)	594
140,320	*	Sports Direct International plc	623
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,099	*,e	Sportsman’s Warehouse Holdings, Inc	$305
12,893	*,e,g	SRP Groupe S.A.	85
233,616		Start Today Co Ltd	7,067
18,918	*,e	Stockmann Oyj Abp (B Share)	85
175,400		Suning.com Co Ltd	344
201,805	e	Super Cheap Auto Group Ltd	1,293
208,080	*	Super Group Ltd	589
49,558		SuperGroup plc	701
146,845	e	Tailored Brands, Inc	3,699
99,809		Takashimaya Co Ltd	1,686
21,838		Takkt AG.	346
1,187,741		Target Corp	104,771
56,200		Telepark Corp	1,468
7,259,099		Test-Rite International Co	5,563
567,494		Tiffany & Co	73,190
56,920		Tile Shop Holdings, Inc	407
285,178		Tilly’s, Inc	5,404
1,403,902		TJX Companies, Inc	157,265
36,295		Tokmanni Group Corp	317
11,700	*,e	Tokyo Base Co Ltd	66
9,500	e	Tokyo Derica Co Ltd	79
267,297		Tractor Supply Co	24,292
354,751		Trade Me Ltd	1,226
212,770	*	TripAdvisor, Inc	10,866
638,030		Truworths International Ltd	3,763
479,534	*	Ulta Beauty, Inc	135,286
25,363	e	Uni-Select, Inc	432
44,299		United Arrows Ltd	1,885
365,533	*	Urban Outfitters, Inc	14,950
156,386		USS Co Ltd	2,903
2,212		Valora Holding AG.	594
3,287,100		Via Varejo S.A.	12,144
1,242,300	*	Vipshop Holdings Ltd (ADR)	7,752
5,200		V-Mart Retail Ltd	180
46,800	e	VT Holdings Co Ltd	207
84,806	*,e	Wayfair, Inc	12,523
1,020,000	*,e	We Solutions Ltd	130
75,349		Webjet Ltd	840
14,888		Weyco Group, Inc	524
351,981		WH Smith plc	9,451
294,792	e	Williams-Sonoma, Inc	19,374
3,171		Winmark Corp	526
907,762		Woolworths Holdings Ltd	3,183
161,400		Xebio Co Ltd	2,354
61,041	e,g	XXL ASA	314
689,204	e	Yamada Denki Co Ltd	3,487
71,300		Yellow Hat Ltd	1,906
82,800		Yume No Machi Souzou Iinkai Co Ltd	2,666
21,717	*,g	Zalando SE	844
662,000		Zhongsheng Group Holdings Ltd	1,607
3,934	*	zooplus AG.	683
221,419	*	Zumiez, Inc	5,834
		TOTAL RETAILING	6,639,605

148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
486,662	*,e	Acacia Communications, Inc	$20,133
7,849	*,e	ACM Research, Inc	87
2,584,615		A-DATA Technology Co Ltd	4,163
26,192	*,e	Adesto Technologies Corp	156
203,323	*	Advanced Energy Industries, Inc	10,502
3,666,067	*,e	Advanced Micro Devices, Inc	113,245
6,279	*	Advanced Process Systems Corp	147
89,000		Advanced Wireless Semiconductor Co	141
319,200	e	Advantest Corp	6,746
430,542	*,e	Aixtron AG.	4,351
61,800	*	Alpha & Omega Semiconductor Ltd	719
44,077	*,e	Ambarella, Inc	1,705
458,548	*	Amkor Technology, Inc	3,389
60,180	e	ams AG.	3,387
486,064		Analog Devices, Inc	44,941
2,600	e	AOI Electronics Co Ltd	89
2,618,379		Applied Materials, Inc	101,200
200,000	*	APS Holdings Corp	966
26,580	*,e	Aquantia Corp	340
228,738		Ardentec Corp	273
7,620,245		ASE Industrial Holding Co Ltd	18,613
30,350		ASM International NV	1,572
716,004		ASM Pacific Technology	7,317
14,884		ASMedia Technology, Inc	262
658,544		ASML Holding NV	123,645
17,000		ASPEED Technology, Inc	340
21,446	*	Atto Co Ltd	96
73,685	*	Axcelis Technologies, Inc	1,448
53,140	*	AXT, Inc	380
380,150		BE Semiconductor Industries NV	8,022
179,000	e	BOE Varitronix Ltd	59
1,386,989		Broadcom, Inc	342,212
169,192		Brooks Automation, Inc	5,927
34,336		Cabot Microelectronics Corp	3,542
28,584	*	Ceva, Inc	822
7,000		Chang Wah Technology Co Ltd	66
572,000	e	China Electronics Corp Holdings Co Ltd	58
11,538	*,†,m	China Energy Savings Technology, Inc	0
3,427,100		Chipbond Technology Corp	6,611
177,000		ChipMOS Technologies, Inc	137
162,437	*	Cirrus Logic, Inc	6,270
122,257		Cohu, Inc	3,069
1,195,164	*	Cree, Inc	45,261
1,284,151		Cypress Semiconductor Corp	18,607
24,823		Dainippon Screen Manufacturing Co Ltd	1,460
7,900	*,e	Daqo New Energy Corp (ADR)	206
48,394	*	Dialog Semiconductor plc	1,059
473,247	*	Diodes, Inc	15,754
43,800		Disco Corp	7,335
136,812		Dongbu HiTek Co Ltd	1,951
222,000		Elan Microelectronics Corp	370
91,801		Elite Advanced Laser Corp	203
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,000		Elite Semiconductor Memory Technology, Inc	$185
25,615		Elmos Semiconductor AG.	541
50,571		eMemory Technology, Inc	480
356,941		Entegris, Inc	10,333
5,349		Eo Technics Co Ltd	254
616,000		Epistar Corp	699
7,646		Eugene Technology Co Ltd	98
382,000		Everlight Electronics Co Ltd	390
174,060		Faraday Technology Corp	311
25,700		Ferrotec	250
221,732	*	First Solar, Inc	10,736
232,000		Forhouse Corp	164
98,089	*	Formfactor, Inc	1,349
222,000		Formosa Advanced Technologies Co Ltd	244
38,850		Foxsemicon Integrated Technology, Inc	176
12,714,308	*,e	GCL Poly Energy Holdings Ltd	893
14,952	*,e	GemVax & Kael Co Ltd	199
20,686		Giga Solar Materials Corp	89
355,454	*,m	Gintech Energy Corp	170
55,000		Global Unichip Corp	488
575,000		Globalwafers Co Ltd	6,336
281,933		Globetronics Technology BHD	170
908,000		Greatek Electronics, Inc	1,500
341,000		Hana Microelectronics PCL (Foreign)	417
15,479		Hanmi Semiconductor Co Ltd	144
11,418	*	Hansol LCD, Inc	86
111,000		Holtek Semiconductor, Inc	288
540,000	g	Hua Hong Semiconductor Ltd	1,158
799,781		Hynix Semiconductor, Inc	52,912
31,964	*,e	Ichor Holdings Ltd	653
22,098	*,e	Impinj, Inc	548
1,657,040		Infineon Technologies AG.	37,707
3,691	*	Innox Advanced Materials Co Ltd	177
583,250	*,e	Inphi Corp	22,152
287,616	*	Integrated Device Technology, Inc	13,521
9,840,133	n	Intel Corp	465,340
454,740	*,e	IQE plc	489
44,200		Japan Material Co Ltd	593
40,500	*,e	JinkoSolar Holding Co Ltd (ADR)	436
23,419		Jusung Engineering Co Ltd	169
6,324		KC Tech Co Ltd	84
787,000		King Yuan Electronics Co Ltd	525
174,000		Kinsus Interconnect Technology Corp	296
370,511		Kla-Tencor Corp	37,685
8,020		Koh Young Technology, Inc	789
87,376	*,e	Kopin Corp	211
8,300		L&F Co Ltd	328
297,356		Lam Research Corp	45,109
43,800		Land Mark Optoelectronics Corp	410
28,200		Lasertec Corp	942
1,338,880	*	Lattice Semiconductor Corp	10,711
8,232		LEENO Industrial Inc	489
100,726		Lextar Electronics Corp	66
131,048		Lite-On Semiconductor Corp	128
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,500		LONGi Green Energy Technology Co Ltd	$75
25,000		Machvision, Inc	304
61,187	*,e	MA-COM Technology Solutions	1,260
1,563,668		Macronix International	1,303
194,400		Malaysian Pacific Industries BHD	571
4,358,400		Marvell Technology Group Ltd	84,117
694,082		Maxim Integrated Products, Inc	39,139
81,671	*	MaxLinear, Inc	1,624
5,065,994		MediaTek, Inc	40,878
2,006		Meerecompany, Inc	158
9,700	e	Megachips Corp	204
13,321		Melexis NV	1,031
62,634	*	Mellanox Technologies Ltd	4,600
386,619	*,e	Meyer Burger Technology AG.	271
286,615	e	Microchip Technology, Inc	22,617
2,452,571	*	Micron Technology, Inc	110,930
24,000	e	Micronics Japan Co Ltd	169
40,400		Mimasu Semiconductor Industry Co Ltd	648
13,800	e	Mitsui High-Tec, Inc	195
189,893		MKS Instruments, Inc	15,220
153,540		Monolithic Power Systems, Inc	19,274
325,118	*	Motech Industries, Inc	108
30,350	*	Nanometrics, Inc	1,139
1,608,000		Nanya Technology Corp	3,071
569,324	*	Neo Solar Power Corp	196
50,415	*,e	NeoPhotonics Corp Ltd	418
95,085	*,e	Nordic Semiconductor ASA	547
61,751	*	Nova Measuring Instruments Ltd	1,637
1,822,752		Novatek Microelectronics Corp Ltd	8,995
2,500		Nuflare Technology, Inc	130
60,000		Nuvoton Technology Corp	87
6,678		NVE Corp	707
1,754,362		NVIDIA Corp	493,011
1,609,496	*	NXP Semiconductors NV	137,612
1,483,103	*	ON Semiconductor Corp	27,334
21,440		On-Bright Electronics, Inc	129
9,500	*,e	Optorun Co Ltd	243
188,127		Orise Technology Co Ltd	157
240,000	*	Pan Jit International, Inc	253
47,401		Parade Technologies Ltd	723
39,534	*	PDF Solutions, Inc	357
134,895		Phison Electronics Corp	1,075
349,625	*	Photronics, Inc	3,444
68,613		Pixart Imaging, Inc	254
46,866		Power Integrations, Inc	2,962
631,397		Powertech Technology, Inc	1,720
9,049		PSK, Inc	137
234,506	*	Qorvo, Inc	18,031
3,275,283	n	QUALCOMM, Inc	235,919
2,401,000		Radiant Opto-Electronics Corp	5,422
221,998	*	Rambus, Inc	2,422
1,946,333		Realtek Semiconductor Corp	8,673
1,282,788	*,e	REC Silicon ASA	99
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

434,785	*	Renesas Electronics Corp	$2,722
518,808		Rohm Co Ltd	37,956
2,700	*,e	RS Technologies Co Ltd	130
331,415	*	Rudolph Technologies, Inc	8,103
7,339,691		Samsung Electronics Co Ltd	307,172
1,029,356		Samsung Electronics Co Ltd (Preference)	35,108
55,938		Sanan Optoelectronics Co Ltd	133
14,800	e	Sanken Electric Co Ltd	389
62,000		SDI Corp	162
2,743,047	*,e	Semiconductor Manufacturing International Corp	2,956
382,788	*	Semtech Corp	21,283
23,754		Seoul Semiconductor Co Ltd	439
166,000	*	Shanghai Fudan Microelectronics Group Co Ltd	172
9,600		Shindengen Electric Manufacturing Co Ltd	459
980,000	*,e	Shinkawa Ltd	5,044
865,800	e	Shinko Electric Industries	7,287
28,000		ShunSin Technology Holding Ltd	89
230,000		Sigurd Microelectronics Corp	254
40,934		Silergy Corp	737
58,451	*	Silicon Laboratories, Inc	5,366
7,220		Silicon Works Co Ltd	264
197,894		Siltronic AG.	24,201
347,000		Sino-American Silicon Products, Inc	890
162,000		Sitronix Technology Corp	445
532,005		Skyworks Solutions, Inc	48,258
6,378		SMA Solar Technology AG.	149
13,529	*	SMART Global Holdings, Inc	389
11,915	*	SOITEC	827
988,646		STMicroelectronics NV	18,095
46,810	*	STS Semiconductor & Telecommunications	82
353,634		Sumco Corp	5,152
87,556	*	SunPower Corp	639
898,300		SVI PCL (Foreign)	156
666,000		Taiwan Semiconductor Co Ltd	1,306
36,859,058		Taiwan Semiconductor Manufacturing Co Ltd	314,538
418,650		Teradyne, Inc	15,482
8,384		TES Co Ltd	125
1,930,007		Texas Instruments, Inc	207,070
2,826		Tokai Carbon Korea Co Ltd	156
149,246	e	Tokyo Electron Ltd	20,569
55,900		Tokyo Seimitsu Co Ltd	1,457
639,550		Topco Scientific Co Ltd	1,479
14,911	e	Toptec Co Ltd	181
218,265	*	Tower Semiconductor Ltd	4,787
1,746,000	*,†,m	Trony Solar Holdings Co Ltd.	2
4,508	e	U-Blox AG.	646
51,400	e	UKC Holdings Corp	1,185
50,337	*	Ultra Clean Holdings	632
93,000		Ulvac, Inc	3,491
574,300		Unisem M BHD	430
42,314,871		United Microelectronics Corp	22,326
179,617	e	Universal Display Corp	21,177
821,228		Vanguard International Semiconductor Corp	1,833
65,484	*	Veeco Instruments, Inc	671
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,825		Versum Materials, Inc	$6,151
138,000	*	Via Technologies, Inc	161
101,068		Visual Photonics Epitaxy Co Ltd	252
80,800		ViTrox Corp BHD	156
307,975		Wafer Works Corp	438
2,057,800		Win Semiconductors Corp	9,059
2,398,000		Winbond Electronics Corp	1,140
16,669		WONIK IPS Co Ltd	337
117,073	*	Xcerra Corp	1,671
93,298	*,e,g	X-Fab Silicon Foundries SE	721
576,621		Xilinx, Inc	46,228
103,000	*	XinTec, Inc	150
3,047,725	e	Xinyi Solar Holdings Ltd	942
96,167		Xperi Corp	1,428
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,195,457

SOFTWARE & SERVICES - 13.2%
42,000	*	21Vianet Group, Inc (ADR)	424
85,092	*	2U, Inc	6,398
94,200	*	58.COM, Inc (ADR)	6,933
123,145	*	8x8, Inc	2,617
260,949	*	A10 Networks, Inc	1,587
1,636,040		Accenture plc	278,454
154,950	*	ACI Worldwide, Inc	4,360
2,171,524		Activision Blizzard, Inc	180,649
11,513		Addcn Technology Co Ltd	106
1,007,723	*	Adobe Systems, Inc	272,035
3,540	*,g	Adyen NV	2,889
237,151	*	Afterpay Touch Group Ltd	3,082
2,200,000	*,e	AGTech Holdings Ltd	169
4,046		Ahnlab, Inc	194
50,800		Aisino Corp	205
274,198	*	Akamai Technologies, Inc	20,058
3,200	*,e	Akatsuki, Inc	132
41,709	*,e	Alarm.com Holdings, Inc	2,394
53,147	*,g	Alfa Financial Software Holdings plc	95
2,182,893	*	Alibaba Group Holding Ltd (ADR)	359,653
143,834		Alliance Data Systems Corp	33,968
249,787		Alpha Systems, Inc	6,410
767,591	*	Alphabet, Inc (Class A)	926,544
1,021,583	*	Alphabet, Inc (Class C)	1,219,229
110,973	*	Altair Engineering, Inc	4,822
33,209		Alten	3,416
78,334	*,e	Alteryx, Inc	4,481
687,455		Altium Ltd	13,576
156,339		Altran Technologies S.A.	1,356
551,299		Amadeus IT Holding S.A.	51,099
127,916	*	Amber Road, Inc	1,231
261,293		Amdocs Ltd	17,240
35,981	*	American Software, Inc (Class A)	436
181,526	*,e	ANGI Homeservices, Inc	4,262
98,926	*	Ansys, Inc	18,467
58,858		Appen Ltd	594
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,026	*	Appfolio, Inc	$3,687
83,290	*	Apptio, Inc	3,078
214,687	*	Aspen Technology, Inc	24,455
296,921		Asseco Poland S.A.	3,838
14,292	*,e	Asure Software, Inc	178
7,100	e	Ateam, Inc	121
83,302	*	Atlassian Corp plc	8,009
90,199		Atos Origin S.A.	10,732
12,641		Aubay	581
1,205,187	g	Auto Trader Group plc	7,011
188,786	*	Autodesk, Inc	29,471
99,233	e	Autohome, Inc (ADR)	7,682
953,237		Automatic Data Processing, Inc	143,615
11,872	*,e	Avalara, Inc	415
141,603	*	Avaya Holdings Corp	3,135
50,527		Aveva Group plc	1,905
4,064	e	Axway Software S.A.	78
584,774	*	Baidu, Inc (ADR)	133,726
43,253	*,e	Baozun, Inc (ADR)	2,101
33,768		Bechtle AG.	3,428
2,600		Beijing Shiji Information Technology Co Ltd	13
50,896	*,e	Benefitfocus, Inc	2,059
14,600	*,e	Bitauto Holdings Ltd (ADR)	336
500,948	*	Black Knight, Inc	26,024
64,658		Blackbaud, Inc	6,561
406,613	*	Blackberry Ltd (New)	4,602
168,140	*	Blackline, Inc	9,495
63,481	*	Blucora, Inc	2,555
403,939	*,e	Blue Prism Group plc	12,495
505,076		Booz Allen Hamilton Holding Co	25,067
54,281	*	Bottomline Technologies, Inc	3,947
377,920	*	Box, Inc	9,036
317,000	*,e	Boyaa Interactive International Ltd	76
47,488	*	Brightcove, Inc	399
58,600		Broadleaf Co Ltd	423
253,599		Broadridge Financial Solutions, Inc	33,462
20,880		Brogent Technologies, Inc	107
414,027		CA, Inc	18,279
160,000		CAC Holdings Corp	1,618
89,366	*	CACI International, Inc (Class A)	16,457
676,531	*	Cadence Design Systems, Inc	30,660
3,442	*	Cafe24 Corp	464
39,612		Cancom SE	1,787
291,360		Cap Gemini S.A.	36,682
322,572		Capcom Co Ltd	8,181
11,911	*,e	Carbon Black, Inc	252
42,131	*	Carbonite, Inc	1,502
8,079	*,e	Cardlytics, Inc	202
52,317	*	Cardtronics plc	1,655
326,174	*	Care.com, Inc	7,212
227,926	*,e	Cargurus, Inc	12,693
94,375	*	Cars.com, Inc	2,606
167,134		carsales.com Ltd	1,747
15,540		Cass Information Systems, Inc	1,012
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,724	*,e	Catena Media plc	$205
68,557	*	CD Projekt Red S.A.	3,481
323,042		CDK Global, Inc	20,210
35,218	*,e	Ceridian HCM Holding, Inc	1,480
247,761	*	CGI Group, Inc	15,975
12,200		Changyou.com Ltd (ADR)	161
43,000	*	Chanjet Information Technology Co Ltd	56
106,020	*	ChannelAdvisor Corp	1,320
193,618	*	Check Point Software Technologies	22,783
1,278,000	e	Chinasoft International Ltd	852
1,135,813		Cielo S.A.	3,445
72,841	*	Cision Ltd	1,224
297,642	*	Citrix Systems, Inc	33,086
792,111	*	Cloudera, Inc	13,981
1,161,947		Cognizant Technology Solutions Corp (Class A)	89,644
35,900	e	COLOPL, Inc	233
7,245		Com2uSCorp	957
52,870	*	Commvault Systems, Inc	3,701
395,777		Computacenter plc	6,526
17,400	*	Computer Engineering & Consulting Ltd	425
677,937		Computershare Ltd	9,763
7,700	*,e	Comture Corp	295
177,393	*	Conduent, Inc	3,995
37,464		Constellation Software, Inc	27,551
36,462		ConvergeOne Holdings, Inc	339
225,811		Convergys Corp	5,361
50,900		COOKPAD, Inc	204
72,280	*	Cornerstone OnDemand, Inc	4,102
205,185	*	Coupa Software, Inc	16,230
75,000	e	CROOZ, Inc	1,793
102,287		CSG Systems International, Inc	4,106
94,637	*	CyberArk Software Ltd	7,556
732,699		Dassault Systemes S.A.	109,639
399,600		Datasonic Group BHD	69
78,710	*,g	Delivery Hero AG.	3,780
344,388	*	Dell Technologies, Inc-VMware Inc	33,447
227,500		Dena Co Ltd	4,017
524,255	*	Descartes Systems Group, Inc	17,782
12,577		Devoteam S.A.	1,611
15,473	*,e	Digimarc Corp	487
6,900	e	Digital Arts, Inc	324
429,000	*,e	Digital China Holdings Ltd	229
24,800		Digital Garage, Inc	807
19,900		Dip Corp	481
53,039	*,e	DocuSign, Inc	2,788
155,961		Domain Holdings Australia Ltd	394
11,319	*,e	Domo, Inc	243
58,100		DTS Corp	2,313
14,587		DuzonBIzon Co Ltd	803
4,347,036	e	DXC Technology Co	406,535
3,179,513	*	eBay, Inc	104,988
31,841	e	Ebix, Inc	2,520
24,821		eClerx Services Ltd	363
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,123	e	Econocom Group S.A.	$260
140,294	*	EDB Business Partner ASA	552
22,247	*	eGain Corp	180
866,364	*,n	Electronic Arts, Inc	104,388
46,142	*,e	Ellie Mae, Inc	4,373
51,597		Ementor ASA	837
412,072	*	Endurance International Group Holdings, Inc	3,626
35,884		Enghouse Systems Ltd	2,280
130,000	*	Enigmo, Inc	2,139
58,573	*	Envestnet, Inc	3,570
91,705		EOH Holdings Ltd	245
361,008	*	EPAM Systems, Inc	49,711
862,459	g	Equiniti Group plc	2,986
424,627	*	Etsy, Inc	21,817
99,388	*	Euronet Worldwide, Inc	9,961
36,070	*	Everbridge, Inc	2,079
805,038	*	Everi Holdings, Inc	7,382
80,122		EVERTEC, Inc	1,931
21,712	*	Evo Payments, Inc	519
61,959	*,e	Exela Technologies, Inc	442
67,128	*	ExlService Holdings, Inc	4,444
26,000	e	F@N Communications, Inc	159
6,570,667	*,n	Facebook, Inc	1,080,612
57,230	*	Fair Isaac Corp	13,080
220,900	*,e	Fang Holdings Ltd (ADR)	572
2,300	*,e	FFRI, Inc	65
572,300		Fidelity National Information Services, Inc	62,421
181,421	*	FireEye, Inc	3,084
145,890	*	First American Corp	7,208
2,007,054	*	First Data Corp	49,113
28,751	e	First Derivatives plc	1,548
1,610,928		Firstsource Solutions Ltd	1,376
785,486	*	Fiserv, Inc	64,708
386,698	*	Five9, Inc	16,895
172,094	*	FleetCor Technologies, Inc	39,210
256,270	*	ForeScout Technologies, Inc	9,677
6,604		Formula Systems 1985 Ltd	278
356,281	*	Fortinet, Inc	32,874
15,144	*,e	Frontier Developments plc	262
59,035		F-Secure Oyj	213
60,000		FUJI SOFT, Inc	3,036
1,077,901		Fujitsu Ltd	76,789
4,200		Fukui Computer Holdings, Inc	81
31,996	*,e	Fusion Telecommunications International, Inc	82
59,300		Future Architect, Inc	963
8,474	*	GameHi Co Ltd	65
3,052	*	Gamevil, Inc	142
251,588	*	Gartner, Inc	39,877
88,672		GB Group plc	673
77,200	*,e	GDS Holdings Ltd (ADR)	2,712
481,015		Genpact Ltd	14,724
32,433		GFT Technologies AG.	432
129,105	*,g	Global Dominion Access S.A.	785
262,628		Global Payments, Inc	33,459
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,304	*	Glu Mobile, Inc	$1,097
82,800	e	GMO internet, Inc	1,443
22,400	e	GMO Payment Gateway, Inc	1,388
601,045		Gocompare.Com Group plc	761
648,012	*	GoDaddy, Inc	54,038
82,899	*,e	Gogo, Inc	430
22,600	e	Gourmet Navigator, Inc	184
162,500	*,e	Gravity Co Ltd (ADR)	2,909
79,000		Gree, Inc	373
1,719,641	*	GreenSky, Inc	30,954
744,337	*	GrubHub, Inc	103,180
12,198	*	G-treeBNT Co Ltd	370
56,793	*,e	GTT Communications, Inc	2,465
110,596	*	Guidewire Software, Inc	11,171
249,300	e	GungHo Online Entertainment Inc	513
9,900	*	Gunosy, Inc	174
11,215		Haansoft, Inc	161
125,605		Hackett Group, Inc	2,531
91,841		Hansen Technologies Ltd	248
263,000	e	HC International, Inc	183
751,283		HCL Technologies Ltd	11,274
9,900		Hearts United Group Co Ltd	148
64,581		Hexaware Technologies Ltd	382
1,236,000	*	Hi Sun Technology China Ltd	169
589,334	*	Hortonworks, Inc	13,443
338,567	*	HubSpot, Inc	51,107
1,500		Hundsun Technologies, Inc	12
20,589	*	I3 Verticals, Inc	473
800,247	*	IAC/InterActiveCorp	173,430
42,900		Iflytek Co Ltd	178
2,749,000		IGG, Inc	3,420
217,373	*	Imperva, Inc	10,097
78,295	*	Indra Sistemas S.A.	897
385,900		Ines Corp	4,451
81,386		Inesa Intelligent Tech, Inc - B	46
90,727		Info Edge India Ltd	1,781
7,700		Infocom Corp	254
307,860		Infomart Corp	4,005
44,717	*	Information Services Group, Inc	214
7,900		Information Services International-Dentsu Ltd	294
4,809,927		Infosys Technologies Ltd	48,320
42,412	*	Instructure, Inc	1,501
55,465		Integrated Research Ltd	109
23,816	*	Internap Corp	301
1,343,345		International Business Machines Corp	203,127
40,000		International Games System Co Ltd	194
16,700	e	Internet Initiative Japan, Inc	339
63,387	*	InterXion Holding NV	4,266
1,060,245		Intuit, Inc	241,100
98,174		iomart Group plc	555
93,197		Iress Market Technology Ltd	856
28,400	e	Istyle, Inc	337
217,430		IT Holdings Corp	10,869
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,400	e	Itochu Techno-Science Corp	$1,356
2,600	*	Itokuro, Inc	158
63,118		j2 Global, Inc	5,229
72,256		Jack Henry & Associates, Inc	11,567
21,780	*	Just Dial Ltd	144
540,818	*	Just Eat plc	4,720
21,300		Justsystems Corp	493
172,350		Kainos Group plc	941
120,820		Kakaku.com, Inc	2,361
44,123		Kakao Corp	4,732
6,700	e	Kanematsu Electronics Ltd	228
8,824	*	KCP Co Ltd	105
33,847		Keywords Studios plc	860
10,299		Kginicis Co Ltd	170
256,019	*	Kinaxis, Inc	19,252
2,804,000		Kingdee International Software Group Co Ltd	3,043
975,061		Kingsoft Corp Ltd	1,849
19,500	e	KLab, Inc	192
123,468		Konami Corp	4,835
9,385	*	Korea Information & Communications Co Ltd	82
441,926		KPIT Cummins Infosystems Ltd	1,301
74,448	g	Larsen & Toubro Infotech Ltd	1,969
80,382	*	Leaf Group Ltd	804
2,152,967		Learning Technologies Group plc	4,672
273,433		Leidos Holdings, Inc	18,911
9,250,000	*	Leyou Technologies Holdings Ltd	3,003
1,223,583	*	Limelight Networks, Inc	6,142
54,900	*,e	LINE Corp	2,313
327,359		Link Administration Holdings Ltd	1,837
81,167		Linx S.A.	329
36,332	*	Liquidity Services, Inc	231
76,246	*	Liveperson, Inc	1,979
204,173	*	LiveRamp Holdings, Inc	10,088
188,221		LogMeIn, Inc	16,770
12,085	*	Logo Yazilim Sanayi Ve Ticaret AS.	69
9,434	*	Majesco	71
121,717	*	Manhattan Associates, Inc	6,646
35,717		Mantech International Corp (Class A)	2,261
72,500	*	MarkLines Co Ltd	1,263
121,300		Marvelous, Inc	994
2,608,464		MasterCard, Inc (Class A)	580,670
490,552	*,e	Match Group, Inc	28,408
72,857		Matrix IT Ltd	871
192,876		MAXIMUS, Inc	12,549
344,059	*	Meet Group, Inc	1,703
300	*	Mercari, Inc	10
408,169		Micro Focus International plc	7,591
812	e	Micro Focus International plc (ADR)	15
19,088,301	n	Microsoft Corp	2,183,129
43,582	*	MicroStrategy, Inc (Class A)	6,128
58,253	*	MINDBODY, Inc	2,368
146,745		MindTree Ltd	2,093
10,200		Miroku Jyoho Service Co Ltd	229
46,424	*	Mitek Systems, Inc	327
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,800		Mitsubishi Research Institute, Inc	$1,881
28,000		Mixi Inc	672
304,976	*	MobileIron, Inc	1,616
423,160	*	Model N, Inc	6,707
323,100	*	Momo, Inc (ADR)	14,152
6,300	*,e	Money Forward, Inc	280
40,607	*	MoneyGram International, Inc	217
1,458,963		Moneysupermarket.com Group plc	5,309
159,931		Monotype Imaging Holdings, Inc	3,231
139,345		Mphasis Ltd	2,256
74,100	e	MTI Ltd	410
2,866,500		My EG Services BHD	1,211
283,990		MYOB Ltd	620
852,000	*,†,e,m	National Agricultural Holdings Ltd	1
32,153		Naver Corp	20,753
175,105		NCC Group plc	457
16,351		NCsoft	6,524
14,300		NEC Networks & System Integration Corp	332
14,701		Nemetschek AG.	2,149
221,300	e	NET One Systems Co Ltd	5,313
6,042	*,g	Netcompany Group A.S.	217
136,000	e	NetDragon Websoft, Inc	284
104,100		Netease.com (ADR)	23,761
59,404	*	New Relic, Inc	5,598
404,628	*	Nexon Co Ltd	5,289
236,732	*	NEXTDC Ltd	1,111
7,465	*	NHN Entertainment Corp	412
85,976		NIC, Inc	1,272
67,699	*	Nice Systems Ltd	7,711
68,600		Nihon Unisys Ltd	1,770
159,557		NIIT Technologies Ltd	2,416
274,217		Nintendo Co Ltd	99,769
26,700		Nippon System Development Co Ltd	593
66,013		Nomura Research Institute Ltd	3,334
24,700		NS Solutions Corp	797
481,535		NTT Data Corp	6,666
270,362	*	Nuance Communications, Inc	4,683
479,746	*	Nutanix, Inc	20,495
7,200		OBIC Business Consultants Ltd	642
32,970		Obic Co Ltd	3,118
145,704	*	Okta, Inc	10,252
37,853	*	OneMarket Ltd	30
42,894	*	OneSpan, Inc	817
492,559		Open Text Corp	18,743
79,920	*,e	Opera Software ASA	174
4,551,955		Oracle Corp	234,699
76,044		Oracle Corp Japan	6,127
79,190		Otsuka Corp	2,954
307,960	*	Pagseguro Digital Ltd	8,521
2,310,469	*,e	Pandora Media, Inc	21,973
34,234		Paradox Interactive AB	596
17,172	*,e	Park City Group, Inc	173
652,156		Paychex, Inc	48,031
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,197	*,e	Paycom Software, Inc	$12,619
125,258	*	Paylocity Holding Corp	10,061
5,348,376	*	PayPal Holdings, Inc	469,801
61,780		PC Home Online	280
263,000	e	PCA Corp	4,332
6,723	*,e	Pearl Abyss Corp	1,295
147,327		Pegasystems, Inc	9,223
45,743	*	Perficient, Inc	1,219
50,698		Persistent Systems Ltd	552
717,980		Perspecta, Inc	18,466
16,279	*	PFSweb, Inc	120
20,900	*	Phoenix New Media Ltd (ADR)	88
2,800	*,e	PKSHA Technology, Inc	285
38,331	*	Pluralsight, Inc	1,227
35,944		POSDATA Co Ltd	244
40,669		Presidio, Inc	620
30,238	*	PRGX Global, Inc	263
172,966		Progress Software Corp	6,104
1,346,181	*,n	Proofpoint, Inc	143,139
41,593	*	PROS Holdings, Inc	1,457
349,421	*	PTC, Inc	37,105
48,521	*	Q2 Holdings, Inc	2,938
17,518		QAD, Inc (Class A)	992
45,629	*	Qualys, Inc	4,066
162,733	*	QuinStreet, Inc	2,208
107,454	*	Quotient Technology, Inc	1,666
10,300	*	Rakus Co Ltd	222
124,344	*	Rapid7, Inc	4,591
82,481		REA Group Ltd	5,117
180,010	*	RealPage, Inc	11,863
193,182	*,n	Red Hat, Inc	26,327
12,964		Reis, Inc	298
23,905	*,e	Remark Holdings, Inc	76
24,700	e	Remixpoint, Inc	213
1,790,000	*,e	Rentian Technology Holdings Ltd	50
50,716		Reply S.p.A	3,486
25,321		RIB Software AG.	536
1,964,865		Rightmove plc	12,058
14,995	*,e	Rimini Street, Inc	95
371,092	*	RingCentral, Inc	34,530
45,213	*,g	Rocket Internet SE	1,415
25,657	*	Rosetta Stone, Inc	510
1,213,036		Sabre Corp	31,636
30,977		SafeCharge International Group Ltd	132
1,090,820		Sage Group plc	8,331
70,887	*	SailPoint Technologies Holding, Inc	2,412
5,469,151	*,n	salesforce.com, Inc	869,759
77,025		Samsung SDS Co Ltd	16,038
1,303,870		SAP AG.	160,328
14,607		Sapiens International Corp NV	172
57,225		Science Applications International Corp	4,612
259,290	g	Scout24 AG.	12,077
437,200	*,e	Sea Ltd (ADR)	6,046
12,435	*,e	SecureWorks Corp	182
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

242,104	*	SendGrid, Inc	$8,907
1,893,333	*	ServiceNow, Inc	370,393
109,874	*	ServiceSource International LLC	313
19,240		Shanghai 2345 Network Holding Group Co Ltd	12
106,723	*	SHIFT, Inc	4,758
45,147	*,e	Shopify, Inc (Class A)	7,425
109,408	*	Shopify, Inc (Class A) (Toronto)	17,983
9,551	*,e	ShotSpotter, Inc	585
24,532		Shutterstock, Inc	1,339
512,760	e	Silverlake Axis Ltd	165
26,469		SimCorp AS	2,290
83,653	*	Sina Corp	5,812
387,600	e	Sinosoft Technology Group Ltd	116
41,200		SMS Co Ltd	819
620,281		Softcat plc	6,433
31,292		Software AG.	1,425
66,540		Soft-World International Corp	158
19,700	*,e	Sohu.com Ltd (ADR)	392
13,851	*	Solutions 30 SE	819
22,727		Sonata Software Ltd	116
307,381		Sonda S.A.	462
213,661	g	Sophos Group plc	1,360
37,824		Sopra Group S.A.	6,063
241,000	*	Splunk, Inc	29,139
59,465	*	Spotify Technology S.A.	10,753
55,464	*	SPS Commerce, Inc	5,504
55,727		Square Enix Co Ltd	2,304
551,400	*	Square, Inc	54,594
411,559		SS&C Technologies Holdings, Inc	23,389
29,161	*	Stamps.com, Inc	6,596
164,917	*,e	Starbreeze AB	166
9,092	*,e	Stillfront Group AB	191
67,642		Sumisho Computer Systems Corp	3,195
420,000		SUNeVision Holdings Ltd	283
63,504	e	Switch, Inc	686
53,738	*	Sykes Enterprises, Inc	1,638
657,977		Symantec Corp	14,002
810,347	*	Synopsys, Inc	79,908
299,158	*	Syntel, Inc	12,259
106,300		Systena Corp	1,453
810,000		Systex Corp	1,698
66,501	*	Tableau Software, Inc	7,431
16,493	*,g	Takeaway.com Holding BV	1,067
552,550	*	Take-Two Interactive Software, Inc	76,246
1,357,924		Tata Consultancy Services Ltd	40,907
55,020		Tata Elxsi Ltd	878
820,393	*	Tech Mahindra Ltd	8,438
188,170		Technology One Ltd	758
29,675	*	TechTarget, Inc	576
29,400		Tecmo Koei Holdings Co Ltd	505
50,282	*	Telaria, Inc	191
45,231	*	TeleNav, Inc	228
72,269		Temenos Group AG.	11,771
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,056	*,e	Tenable Holdings, Inc	$663
9,616,574		Tencent Holdings Ltd	392,653
3,043,454	*	Teradata Corp	114,769
414,000	g	Tian GE Interactive Holdings Ltd	256
42,134		Tietoenator Oyj	1,301
549,000		TiVo Corp	6,835
10,700		TKC	448
605,959		Total System Services, Inc	59,832
79,500		Totvus S.A.	494
98,424	*,e	Trade Desk, Inc	14,853
16,300		Trans Cosmos, Inc/Japan	412
565,357		Travelport Worldwide Ltd	9,538
1,059,000		Travelsky Technology Ltd	2,754
7,350	*	Travelzoo, Inc	87
112,484		Trend Micro, Inc	7,235
123,441	*	TrueCar, Inc	1,741
18,020		TTEC Holdings, Inc	467
12,409	*,e	Tucows, Inc	692
210,673	*	Twilio, Inc	18,177
2,865,426	*,n	Twitter, Inc	81,550
66,947	*	Tyler Technologies, Inc	16,406
196,014	*	Ubisoft Entertainment	21,166
56,220	*	Ultimate Software Group, Inc	18,114
598,256	*,e	Unisys Corp	12,204
23,462		United Internet AG.	1,109
160,700	e	UNITED, Inc	3,977
21,233	*	Upland Software, Inc	686
283,093		Vakrangee Ltd	111
123,035	*	Varonis Systems, Inc	9,012
204,920	*	Verint Systems, Inc	10,266
255,973	*	VeriSign, Inc	40,986
10,661	*	Veritone, Inc	111
66,132	*,e	VirnetX Holding Corp	308
82,673	*	Virtusa Corp	4,440
6,090,996		Visa, Inc (Class A)	914,197
312,922	*	VMware, Inc (Class A)	48,835
54,154	*	Website Pros, Inc	1,511
10,838	*	Webzen, Inc	194
102,656	*,e	Weibo Corp (ADR)	7,507
6,356		WeMade Entertainment Co Ltd	178
1,293,795		Western Union Co	24,660
125,078	*	WEX, Inc	25,111
1,648,559		Wipro Ltd	7,358
175,430		Wirecard AG.	37,954
56,869		Wisetech Global Ltd	907
32,244	*	Wix.com Ltd	3,860
117,331	*	Workday, Inc	17,128
240,865	*	Workiva, Inc	9,514
35,820	*,g	Worldline S.A.	2,294
681,581	*	Worldpay, Inc	69,024
264	*	Xero Ltd	9
1,832		XING AG.	626
32,915	*	XO Group, Inc	1,135
19,800	*,e	Xunlei Ltd (ADR)	144
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,300,000		Xurpas, Inc	$335
14,974,831		Yahoo! Japan Corp	53,777
108,666	*	Yelp, Inc	5,346
283,042	*,e	Yext, Inc	6,708
48,500		Yonyou Network Technology Co Ltd	196
53,400	*	YY, Inc (ADR)	4,001
483,660	*	Zendesk, Inc	34,340
35,690		Zensar Technologies Ltd	139
67,300	*,e	ZIGExN Co Ltd	497
100,104	*	Zillow Group, Inc	4,425
219,695	*,e	Zillow Group, Inc (Class C)	9,721
121,497	*	Zix Corp	674
2,284,227	*,e	Zscaler, Inc	93,151
3,523,796	*	Zynga, Inc	14,130
		TOTAL SOFTWARE & SERVICES	16,513,356

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
147,460	*,e	3D Systems Corp	2,787
789,422		AAC Technologies Holdings, Inc	8,152
93,281	*	accesso Technology Group plc	3,562
1,748,292		Accton Technology Corp	4,872
12,779,762		Acer, Inc	10,556
86,492		Adlink Technology, Inc	137
139,432		Adtran, Inc	2,461
27,372	*	ADVA AG. Optical Networking	214
23,000		Advanced Ceramic X Corp	156
262,932		Advantech Co Ltd	1,957
286,911	*,e	Aerohive Networks, Inc	1,182
19,172	*	Agilysys, Inc	313
23,800		Ai Holdings Corp	551
165,400		Alpha Networks, Inc	88
651,195		Alps Electric Co Ltd	16,555
12,922		ALSO Holding AG.	1,616
34,900		Amano Corp	729
413,118		Amphenol Corp (Class A)	38,841
39,871	*	Anixter International, Inc	2,803
125,700		Anritsu Corp	2,072
2,796,000	*,†,e,m	Anxin-China Holdings Ltd	4
13,333,078	d,n	Apple, Inc	3,009,809
141,368	*,e	Applied Optoelectronics, Inc	3,486
571,000		Arcadyan Technology Corp	1,015
130,142	*	Arista Networks, Inc	34,600
16,664	*,e	Arlo Technologies, Inc	242
286,319	*	ARRIS International plc	7,441
187,904	*	Arrow Electronics, Inc	13,852
138,000		Asia Optical Co, Inc	327
4,416,464		Asia Vital Components Co Ltd	3,940
1,347,044		Asustek Computer, Inc	11,653
51,000		Aten International Co Ltd	137
48,790,893		AU Optronics Corp	20,576
161,800		Aurora Corp	502
198,396		Austria Technologie & Systemtechnik AG.	4,580
37,327	*	Avid Technology, Inc	221
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

278,996		Avnet, Inc	$12,491
509,337		AVX Corp	9,194
37,421		Badger Meter, Inc	1,981
24,174		Barco NV	3,237
846		Basler AG.	161
13,907		Bel Fuse, Inc (Class B)	369
53,511		Belden CDT, Inc	3,821
139,843		Benchmark Electronics, Inc	3,272
10,845,000		Benq Corp	7,071
14,434	*	BH Co Ltd	245
53,200		BOE Technology Group Co Ltd	24
446,959		Brother Industries Ltd	8,825
818,500		BYD Electronic International Co Ltd	1,202
46,610	*	CalAmp Corp	1,117
1,550,706		CalComp Electronics Thailand PCL	96
110,671	*	Calix, Inc	896
1,318,000	*,e	Camsing International Holding Ltd	1,140
73,900		Canon Electronics, Inc	1,553
742,248		Canon, Inc	23,536
264,000		Career Technology Co Ltd	338
36,452	*	Casa Systems, Inc	538
104,943		Casetek Holdings Ltd	178
603,857		Catcher Technology Co Ltd	6,638
174,000	e	Catic Shenzhen Holdings Ltd	92
770,711		CDW Corp	68,532
393,846	*	Celestica, Inc	4,266
241,602		Cheng Uei Precision Industry Co Ltd	205
802,179		Chicony Electronics Co Ltd	1,624
131,000		Chilisin Electronics Corp	401
1,138,000	e	China Aerospace International Holdings Ltd	92
489,600	*,†,m	China Fiber Optic Network System Group Ltd	1
4,088,000	*,e	China Innovationpay Group Ltd	366
2,094,000	e,g	China Railway Signal & Communication Corp Ltd	1,482
226,000		Chin-Poon Industrial Co	279
234,840		Chroma ATE, Inc	1,127
11,000		Chunghwa Precision Test Tech Co Ltd	166
1,732,504	*	Ciena Corp	54,123
19,596,359		Cisco Systems, Inc	953,363
1,839,154	e	Citizen Watch Co Ltd	12,120
14,290	*,e	Clearfield, Inc	192
355,393		Clevo Co	337
1,011,394	*	CMC Magnetics Corp	225
28,300	e	CMK Corp	217
503,526		Cognex Corp	28,107
47,732	*	Coherent, Inc	8,219
765,089	e	Comba Telecom Systems Holdings Ltd	120
4,553	e	Comet Holding AG.	461
310,898	*	CommScope Holding Co, Inc	9,563
3,315,688		Compal Electronics, Inc	2,057
3,655,000		Compeq Manufacturing Co	2,883
57,695		Comtech Telecommunications Corp	2,093
25,575		Concraft Holding Co Ltd	192
137,800	*	Control4 Corp	4,731
2,615,399	*,†,e,m	Coolpad Group Ltd	180
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,706,000		Coretronic Corp	$3,012
2,689,462		Corning, Inc	94,938
104,000		Co-Tech Development Corp	109
124,063	*	Cray, Inc	2,667
92,930		CTS Corp	3,188
190,878		Daeduck Electronics Co	1,373
8,458		Daeduck GDS Co Ltd	93
47,300		Daiwabo Co Ltd	3,055
44,273		Daktronics, Inc	347
9,011	*,e	DASAN Zhone Solutions, Inc	128
13,377		Datalogic S.p.A.	483
107,828		DataTec Ltd	177
401,900		Delta Electronics Thai PCL	867
1,754,988		Delta Electronics, Inc	7,523
7,500		Denki Kogyo Co Ltd	221
34,000	e	Dexerials Corp	346
107,107	e	Diebold, Inc	482
57,307	*	Digi International, Inc	771
94,254		Dolby Laboratories, Inc (Class A)	6,595
194,300		Eastern Communications Co Ltd	100
21,995	*,e	Eastman Kodak Co	68
95,148	*	EchoStar Corp (Class A)	4,412
40,000		Egis Technology, Inc	145
10,271	e	Eizo Nanao Corp	464
12,400		Elecom Co Ltd	315
43,024	*	Electro Scientific Industries, Inc	751
3,392,764		Electrocomponents plc	31,740
60,195	*	Electronics for Imaging, Inc	2,051
25,900		Elematec Corp	612
166,654		Elite Material Co Ltd	469
193,390		Elitegroup Computer Systems Co Ltd	98
31,822		Ennoconn Corp	292
5,900	e	Enplas Corp	169
17,518	*	ePlus, Inc	1,624
3,121,407		Ericsson (LM) (B Shares)	27,627
11,700	*	ESPEC Corp	224
52,638	e	Evertz Technologies Ltd	670
7,487		EVS Broadcast Equipment S.A.	148
154,324	*	Extreme Networks, Inc	846
238,368	*	F5 Networks, Inc	47,535
48,753	*	Fabrinet	2,255
22,543	*	FARO Technologies, Inc	1,451
3,439,000	e	FIH Mobile Ltd	394
155,240	*,e	Finisar Corp	2,957
126,352		Firich Enterprises Co Ltd	173
279,092	*,e	Fitbit, Inc	1,493
1,006,339		FLEXium Interconnect, Inc	2,850
730,000	*	Flextronics International Ltd	9,578
292,136		Flir Systems, Inc	17,958
63,310		Flytech Technology Co Ltd	156
4,440		Focus Media Information Technology Co Ltd	5
837,868		Foxconn Technology Co Ltd	2,045
797,643		Fujifilm Holdings Corp	35,885
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,000		Fujitsu Frontech Ltd	$867
43,765		Gemalto NV	2,551
49,996	*	Gemalto NV	2,914
192,000		General Interface Solution Holding Ltd	809
40,000		Genius Electronic Optical Co Ltd	415
2,509,000		Getac Technology Corp	3,278
4,497,000		Gigabyte Technology Co Ltd	7,095
365,569		Halma plc	6,883
26,600		Hamamatsu Photonics KK	1,059
140,300		Hangzhou Hikvision Digital Technology Co Ltd	586
21,727,330		HannStar Display Corp	5,357
400,120	*	Harmonic, Inc	2,201
2,175,399		Hewlett Packard Enterprise Co	35,481
72,018		Hexagon AB (B Shares)	4,216
547,799	*	High Tech Computer Corp	727
6,600	*	Hioki EE Corp	215
30,695	e	Hirose Electric Co Ltd	3,353
715,279		Hitachi High-Technologies Corp	24,697
3,985,250		Hitachi Ltd	135,465
320,800		Hitachi Maxell Ltd	5,026
7,000		Hochiki Corp	103
82,470		Holystone Enterprise Co Ltd	369
14,716	*	Homecast Co Ltd	110
14,883,452		Hon Hai Precision Industry Co, Ltd	38,595
51,095		Horiba Ltd	2,708
452,900		Hosiden Corp	4,436
2,396,226		HP, Inc	61,751
840,400	e	Ibiden Co Ltd	11,775
21,900	e	Icom, Inc	475
121,928		ICP Electronics, Inc	152
82,004	*	II-VI, Inc	3,879
15,462		Iljin Materials Co Ltd	746
75,579	*	Immersion Corp	799
1,466,670		Inari Amertron BHD	808
4,689		Inficon Holding AG.	2,396
531,402	*	Infinera Corp	3,879
11,467		Ingenico	872
7,071,219		InnoLux Display Corp	2,456
426,416	*	Insight Enterprises, Inc	23,065
308,500		Integrated Micro-Electronics, Inc	70
176,419		InterDigital, Inc	14,114
6,964	*	Interflex Co Ltd	82
2,436,535		Inventec Co Ltd	2,186
51,361	*	IPG Photonics Corp	8,016
12,000	e	Iriso Electronics Co Ltd	630
12,448		Isra Vision AG.	626
40,200		ITC Networks Corp	741
872,357		ITEQ Corp	1,686
33,068	*,e	Iteris, Inc	178
67,267	*	Itron, Inc	4,319
11,444		Ituran Location and Control Ltd	394
535,297		Jabil Circuit, Inc	14,496
494,000		Japan Aviation Electronics Industry Ltd	8,329
13,900		Japan Cash Machine Co Ltd	157
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

376,200	*	Japan Display, Inc	$414
166,122		Jenoptik AG.	6,121
3,009,252	n	Juniper Networks, Inc	90,187
21,800		Kaga Electronics Co Ltd	454
2,862		Kapsch TrafficCom AG.	119
323,400		KCE Electronics PCL	423
240,494	*	Kemet Corp	4,461
34,534		Keyence Corp	20,060
432,741	*	Keysight Technologies, Inc	28,682
36,610	*	Kimball Electronics, Inc	719
697,000		Kingboard Chemical Holdings Ltd	2,269
1,396,500		Kingboard Laminates Holdings Ltd	1,238
18,411		Kingpak Technology, Inc	87
118,050	*	Knowles Corp	1,962
14,500	e	Koa Corp	250
469,822		Konica Minolta Holdings, Inc	5,000
25,330	e	Kudelski S.A.	217
23,513	*	KVH Industries, Inc	308
275,929		Kyocera Corp	16,562
17,276	e	Landis&Gyr Group AG.	1,154
302,466		Largan Precision Co Ltd	35,933
432,900	g	Legend Holdings Corp	1,323
297		LEM Holding S.A.	350
6,712,753		Lenovo Group Ltd	4,891
13,614		LG Innotek Co Ltd	1,601
198,384		LG.Philips LCD Co Ltd	3,428
1,795,825		Lite-On Technology Corp	2,257
54,150		Littelfuse, Inc	10,716
381,464		Logitech International S.A.	17,108
35,000		Lotes Co Ltd	218
919,993	*,e	Lumentum Holdings, Inc	55,154
172,400	e	Macnica Fuji Electronics Holdings, Inc	3,045
123,300	e	Marubun Corp	898
19,500	e	Maruwa Co Ltd	1,301
39,844	*,e	Maxwell Technologies, Inc	139
50,400		Mcj Co Ltd	444
2,000,000	*,e,g	Meitu, Inc	1,399
4,200	e	Melco Holdings, Inc	151
227,076		Merry Electronics Co Ltd	1,030
4,479		Mesa Laboratories, Inc	831
48,435		Methode Electronics, Inc	1,753
449,461	e	Micronic Laser Systems AB	4,707
2,938,000		Micro-Star International Co Ltd	7,947
468,155		Mitac Holdings Corp	436
798,743		Motorola, Inc	103,948
23,927	e	MTS Systems Corp	1,310
502,995		Murata Manufacturing Co Ltd	77,288
139,000		Nan Ya Printed Circuit Board Corp	137
16,252	*	Napco Security Technologies, Inc	243
219,636		National Instruments Corp	10,615
90,782	*	NCR Corp	2,579
172,427		NEC Corp	4,765
100,880		Neopost S.A.	3,066
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

533,835		NetApp, Inc	$45,851
57,247	*	Netgear, Inc	3,598
263,630	*	Netscout Systems, Inc	6,657
30,526	e	Nichicon Corp	301
12,800		Nippon Ceramic Co Ltd	341
16,200		Nippon Chemi-Con Corp	453
89,362		Nippon Electric Glass Co Ltd	2,809
26,800		Nippon Signal Co Ltd	274
24,160	e	Nissha Printing Co Ltd	471
32,419	*,e	nLight, Inc	720
16,400	e	Nohmi Bosai Ltd	366
4,204,133	e	Nokia Corp	23,459
8,047,197		Nokia Oyj (Turquoise)	44,741
14,300	*,e	Noritsu Koki Co Ltd	397
132,177	*	Novanta, Inc	9,041
227,942	*	Oclaro, Inc	2,038
4,100	*,e	Ohara, Inc	110
116,300		Oki Electric Industry Co Ltd	1,528
631,822		Omron Corp	26,699
229,000	*,e	O-Net Communications Group	118
20,900	e	Optex Co Ltd	413
36,646	*	Orbotech Ltd	2,178
99,500		Osaki Electric Co Ltd	767
64,983	*	OSI Systems, Inc	4,959
125,965		Oxford Instruments plc	1,627
91,261	*	Palo Alto Networks, Inc	20,557
227,224		Pan-International Industrial	162
14,559	*	PAR Technology Corp	324
92,731		Park Electrochemical Corp	1,807
22,599		Partron Co Ltd	153
2,098,000	e	PAX Global Technology Ltd	1,065
15,332		PC Connection, Inc	596
1,652,917		Pegatron Technology Corp	3,308
122,920		Plantronics, Inc	7,412
43,038	*	Plexus Corp	2,518
35,176		Posiflex Technology, Inc	127
1,590,000		Primax Electronics Ltd	2,541
535,000		Prime View International Co Ltd	550
1,069,758	*	Pure Storage, Inc	27,760
2,273,338		Quanta Computer, Inc	3,961
218,421	*	Quantenna Communications, Inc	4,030
107,998	*	Radware Ltd	2,859
159,719		Redington India Ltd	207
107,314		Renishaw plc	6,624
257,279	*	Ribbon Communications, Inc	1,757
128,733	e	Ricoh Co Ltd	1,383
9,879	*,†,m	RICOH INDIA Ltd	0	^
8,500		Riken Keiki Co Ltd	184
14,000		Riso Kagaku Corp	338
787,202	*	Ritek Corp	353
24,809	*	Rogers Corp	3,655
8,000		Roland DG Corp	193
12,600	e	Ryosan Co Ltd	459
13,000		Ryoyo Electro Corp	201
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,081		S&T AG.	$879
159,382		Samsung Electro-Mechanics Co Ltd	19,962
112,877		Samsung SDI Co Ltd	26,288
6,375		Samwha Capacitor Co Ltd	428
391,998	*	Sanmina Corp	10,819
5,200	*,e	Sanshin Electronics Co Ltd	94
107,863	*	Scansource, Inc	4,304
1,031		Seagate Technology, Inc	49
71,072		Seiko Epson Corp	1,212
909,000		Sercomm Corp	1,488
21,600		Sesa S.p.A	686
177,629		SFA Engineering Corp	5,860
299,291		Shimadzu Corp	9,379
22,816	*,e	Sierra Wireless, Inc	460
19,700	e	Siix Corp	343
341,600		Simplo Technology Co Ltd	2,345
144,123		Sinbon Electronics Co Ltd	402
2,791		Sindoh Co Ltd	125
79,032		Smart Metering Systems plc	633
3,300	e	SMK Corp	90
183,929		Spectris plc	5,681
52,684		Sterlite Technologies Ltd	213
68,845	*,e	Stratasys Ltd	1,591
758,900		Sunny Optical Technology Group Co Ltd	8,762
6,388,000		Supreme Electronics Co Ltd	6,270
46,607	*	Synaptics, Inc	2,126
124,564		SYNNEX Corp	10,551
1,289,238		Synnex Technology International Corp	1,643
30,269	*	Taihan Fiberoptics Co Ltd	186
159,000		Taiwan Union Technology Corp	529
214,903	e	Taiyo Yuden Co Ltd	4,830
55,000	*,e	Tamura Corp	344
183,687		TDK Corp	20,014
1,869,491		TE Connectivity Ltd	164,384
98,994	*	Tech Data Corp	7,085
22,033	*,g	Tejas Networks Ltd	79
34,857	*,e	TELCON, Inc	323
1,838,984		Telefonaktiebolaget Lm Ericsson (ADR)	16,183
82,495		Test Research, Inc	131
18,004	*	Texcell-NetCom Co Ltd	336
47,000		Thinking Electronic Industrial Co Ltd	127
45,129	*,e	Tobii AB	225
97,625		Tong Hsing Electronic Industries Ltd	309
4,350,000	e	Tongda Group Holdings Ltd	638
66,900		Topcon Corp	1,221
125,400		Toshiba TEC Corp	3,652
198,000		TPK Holding Co Ltd	339
145,000		Transcend Information, Inc	332
727,042	*	Trimble Navigation Ltd	31,597
1,419,832		Tripod Technology Corp	3,876
946,000	*,e	Truly International Holdings	158
13,800		TSC Auto ID Technology Co Ltd	107
123,395	*	TTM Technologies, Inc	1,963
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,039		TXC Corp	$208
85,367	e	Ubiquiti Networks, Inc	8,439
824,883		Unimicron Technology Corp	541
331,500		Unitech Printed Circuit Board Corp	178
69,033	*	USA Technologies, Inc	497
8,400	e	V Technology Co Ltd	1,260
329,200		Venture Corp Ltd	4,245
73,872	*,e	Viasat, Inc	4,724
349,833	*	Viavi Solutions, Inc	3,967
533,171		Vishay Intertechnology, Inc	10,850
183,820	*	Vishay Precision Group, Inc	6,875
821,175		VS Industry BHD	343
2,148,800		VST Holdings Ltd	1,124
104,200		Vtech Holdings Ltd	1,203
93,000		Wacom Co Ltd	397
2,421,000		Wah Lee Industrial Corp	4,307
487,000		Walsin Technology Corp	3,398
2,252,000		Wasion Group Holdings Ltd	1,139
677,428		Western Digital Corp	39,657
15,228		Wincor Nixdorf AG.	1,001
190,500	*,†,b,m	Wintek Corp	0	^
2,164,302		Wistron Corp	1,410
178,556		Wistron NeWeb Corp	434
4,736,000		World Wide Touch Technology Ho	272
1,565,732	m	WPG Holdings Co Ltd	1,946
2,813,744		WT Microelectronics Co Ltd	3,929
1,823,671		Xerox Corp	49,203
184,000	*	XI’an Haitiantian Holdings Co Ltd	66
15,750	*,†,m	Ya Hsin Industrial Co Ltd	0
781,200		Yageo Corp	11,731
79,386		Yamatake Corp	1,726
50,438		Yaskawa Electric Corp	1,498
46,184		Yokogawa Electric Corp	977
244,969	*	Zebra Technologies Corp (Class A)	43,318
383,405		Zhen Ding Technology Holding Ltd	856
149,000		Zinwell Corp	96
710,538	*	ZTE Corp	1,298
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,651,718

TELECOMMUNICATION SERVICES - 2.0%
7,125	*	012 Smile.Communications Ltd	70
3,649,789		Advanced Info Service PCL (Foreign)	22,689
97,594		AFK Sistema (GDR)	257
361,406		AFK Sistema (GDR)	950
239,100		America Movil S.A. de C.V. (ADR) (Series L)	3,840
43,671,384		America Movil S.A. de C.V. (Series L)	35,098
222,250		APT Satellite Holdings Ltd	80
1,140,000	*	Asia Pacific Telecom Co Ltd	259
15,512,708		AT&T, Inc	520,917
14,314		ATN International, Inc	1,058
661,100	*,e	Axtel SAB de C.V.	132
272,972		BCE, Inc	11,059
736,466		Bezeq Israeli Telecommunication Corp Ltd	848
1,851,295		Bharti Airtel Ltd	8,648
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

599,479	*	Bharti Infratel Ltd	$2,175
152,262	*	Boingo Wireless, Inc	5,314
7,664,526		BT Group plc	22,498
47,036	*	Cellcom Israel Ltd	323
376,639	g	Cellnex Telecom SAU	9,878
2,432,248		CenturyLink, Inc	51,564
2,407,371		China Communications Services Corp Ltd	2,220
7,440,649		China Mobile Hong Kong Ltd	73,155
48,456,457		China Telecom Corp Ltd	24,088
87,958,000	*,g	China Tower Corp Ltd	12,809
7,287,681		China Unicom Ltd	8,514
108,500		China United Network Communications Ltd	88
453,973		Chorus Ltd	1,462
3,548,988		Chunghwa Telecom Co Ltd	12,783
64,606	*	Cincinnati Bell, Inc	1,030
8,728,000		Citic 1616 Holdings Ltd	2,974
56,871		Cogent Communications Group, Inc	3,173
307,678		Com Hem Holding AB	5,083
96,805	e	Consolidated Communications Holdings, Inc	1,262
5,439,997		Deutsche Telekom AG.	87,576
9,144,639		Digi.Com BHD	10,648
10,733		Digital Multimedia Technologies S.p.A.	709
109,533		DNA Oyj	2,448
129,137		Drillisch AG.	6,278
283,142		Elisa Oyj (Series A)	12,004
3,415,659	*	Emirates Telecommunications Group Co PJSC	15,530
150,605		Empresa Nacional de Telecomunicaciones S.A.	1,280
66,393	g	Euskaltel S.A.	522
1,548,236		Far EasTone Telecommunications Co Ltd	3,691
83,305		Freenet AG.	2,000
314,172	e	Frontier Communications Corp	2,039
33,056		Globe Telecom, Inc	1,346
265,410		Hellenic Telecommunications Organization S.A.	3,254
1,616,768		Himachal Futuristic Communications	441
2,472,500		HKBN Ltd	4,235
3,169,535		HKT Trust and HKT Ltd	4,358
1,114,651		Hutchison Telecommunications Hong Kong Holdings Ltd	440
2,282,638	*	Idea Cellular Ltd	1,214
73,068	e	Iliad S.A.	9,544
220,586	g	Infrastrutture Wireless Italiane S.p.A	1,633
413,977		Inmarsat plc	2,695
48,536	*	Inscobee, Inc	406
61,322	*,e	Intelsat S.A.	1,840
130,208	*,e	Iridium Communications, Inc	2,930
21,001,900		Jasmine International PCL	3,605
301,211		Kcom Group plc	368
1,312,898		KDDI Corp	36,219
1,450,341		Koninklijke KPN NV	3,826
17,654		KT Corp	480
222,725	*,†,e,m	Let’s GOWEX S.A.	13
199,164		LG Telecom Ltd	3,286
1,316,147		Magyar Telekom	1,890
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

139,848	*	Masmovil Ibercom S.A.	$16,111
2,285,390		Maxis BHD	3,224
20,677	e	Millicom International Cellular S.A.	1,186
976,318		Mobile TeleSystems (ADR)	8,328
941,009	e	MobileOne Ltd	1,452
18,009		Mobistar S.A.	283
1,544,062		MTN Group Ltd	9,562
2,024,500		NetLink NBN Trust	1,155
119,891	*,e	NII Holdings, Inc	703
1,065,336		Nippon Telegraph & Telephone Corp	48,079
3,558,730		NTT DoCoMo, Inc	95,650
62,743	*,e	Ooma, Inc	1,042
182,239	*	Ooredoo QSC	3,450
2,380,767		Orange S. A.	37,882
1,339,180	*	Orascom Telecom Holding SAE	248
100,942	*	Orbcomm, Inc	1,096
84,798	*	Partner Communications	445
8,140,741		PCCW Ltd	4,743
23,756	*,e	pdvWireless, Inc	805
95,730	g	PLAY Communications S.A.	522
80,382		PLDT, Inc	2,025
20,377		Proximus plc	487
25	*	PT Excelcomindo Pratama	0	^
721,000		PT Link Net Tbk	203
45,324,324		PT Telekomunikasi Indonesia Persero Tbk	11,094
374,569	*	Reliance Communication Ventures Ltd	62
753,686		Rogers Communications, Inc (Class B)	38,762
152,068	*	Sejong Telecom, Inc	80
70,528		Shenandoah Telecom Co	2,733
2,547,400		Singapore Telecommunications Ltd	6,018
6,343,753		Singapore Telecommunications Ltd	15,033
111,938		SK Telecom Co Ltd	28,380
650,877		SmarTone Telecommunications Holding Ltd	867
1,274,666		Softbank Corp	127,339
556,461	e	SpeedCast International Ltd	1,611
22,403		Spok Holdings, Inc	345
2,061,953	*,e	Sprint Corp	13,485
415,400	e	StarHub Ltd	568
155,422	g	Sunrise Communications Group AG.	14,084
30,611		Swisscom AG.	13,884
1,523,942		Taiwan Mobile Co Ltd	5,464
441,113	e	TalkTalk Telecom Group plc	708
40,093		Tata Communications Ltd	277
969,779		Tele2 AB (B Shares)	11,655
1,629,247		Telecom Corp of New Zealand Ltd	4,373
1,014,609		Telecom Egypt	660
10,013,861		Telecom Italia RSP	5,372
2,207,841	*	Telecom Italia S.p.A.	1,335
437,299		Telefonica Brasil S.A.	4,245
101,429		Telefonica Deutschland Holding AG.	428
171,966		Telefonica O2 Czech Republic AS	2,007
4,125,817		Telefonica S.A.	32,546
105,566		Telekom Austria AG.	818
831,783		Telekom Malaysia BHD	647
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

645,704	*	Telekomunikacja Polska S.A.	$777
1,269,865		Telenor ASA	24,833
708,579		Telephone & Data Systems, Inc	21,562
830,601	*,e	Telesites SAB de C.V.	656
3,518,256		TeliaSonera AB	16,133
275,695		Telkom S.A. Ltd	1,007
5,292,722		Telstra Corp Ltd	12,194
166,114		TELUS Corp	6,123
261,700		Thaicom PCL	78
1,984,184		Tim Participacoes S.A.	5,763
253,820		Time dotCom BHD	508
2,432,546		TM International BHD	2,679
1,001,185	*	T-Mobile US, Inc	70,263
1,473,883		Tower Bersama Infrastructure	556
459,592	e	TPG Telecom Ltd	2,835
6,375,116		True Corp PCL (Foreign)	1,193
1,594,015		Turkcell Iletisim Hizmet AS	3,037
31,776	*	US Cellular Corp	1,423
9,113,413		Verizon Communications, Inc	486,565
374,430	e	Vocus Communications Ltd	887
1,072,760		Vodacom Group Pty Ltd	9,548
50,687,720		Vodafone Group plc	108,605
415,000		Vodafone Group plc (ADR)	9,005
192,683	*	Vodafone Qatar	454
617,839	*	Vonage Holdings Corp	8,749
10,037	*,e	Windstream Holdings, Inc	49
591,349	*	Zayo Group Holdings, Inc	20,532
		TOTAL TELECOMMUNICATION SERVICES	2,474,621

TRANSPORTATION - 2.3%
52,528	e,m	Abertis Infraestructuras S.A. (Continuous)	1,120
21,822		Aegean Airlines S.A.	193
111,441	g	Aena S.A.	19,308
7,630	e	Aeroporto Guglielmo Marconi Di Bologna S.p.A	128
34,941		Aeroports de Paris	7,867
7,628,284		Air Arabia PJSC	1,994
50,708	*	Air Canada	1,084
1,961,225		Air China Ltd	1,887
125,581	*	Air France-KLM	1,309
659,623		Air New Zealand Ltd	1,351
130,842	*	Air Transport Services Group, Inc	2,809
967,000		AirAsia BHD	738
564,325	*	AirAsia X BHD	38
3,884,200		Airports of Thailand PCL	7,867
387,739		Alaska Air Group, Inc	26,700
896,630	e,g	ALD S.A.	16,410
38,487	e	All Nippon Airways Co Ltd	1,345
26,477		Allcargo Logistics Ltd	37
17,164	e	Allegiant Travel Co	2,176
14,086		Amerco, Inc	5,024
1,301,171		American Airlines Group, Inc	53,777
634,771	*,†,b,e,m	AMR Corporation	6
4,191		AP Moller - Maersk AS (Class A)	5,494
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,361		AP Moller - Maersk AS (Class B)	$8,936
128,595		Arkansas Best Corp	6,243
647,345	*	Asiana Airlines	2,548
32,037	*	Atlas Air Worldwide Holdings, Inc	2,042
689,892		Atlas Arteria Ltd	3,481
680,107		Auckland International Airport Ltd	3,291
132,095		Autostrada Torino-Milano S.p.A.	2,847
611,768		Autostrade S.p.A.	12,692
232,345		Avianca Holdings S.A.	166
175,501	*	Avis Budget Group, Inc	5,641
502,700		Bangkok Airways Co Ltd	208
135,150		Bangkok Aviation Fuel Services PCL	143
2,709,553		Bangkok Expressway & Metro PCL	729
695,702		BBA Aviation plc	2,723
1,732,097		Beijing Capital International Airport Co Ltd	2,101
422,500	*,e	Beijing Sports and Entertainment Industry Group Ltd	137
6,733		Blue Dart Express Ltd	279
745,388		Bollore	3,220
110,842		bpost S.A.	1,799
5,152,527		BTS Group Holdings PCL	1,482
885,164		Canadian National Railway Co	79,426
187,427		Canadian Pacific Railway Ltd (Toronto)	39,647
1,043,000	*	CAR, Inc	825
139,660		Cathay Pacific Airways Ltd	211
541,290		Cebu Air, Inc	701
144,564		Central Japan Railway Co	30,098
222,108		CH Robinson Worldwide, Inc	21,749
1,249,335		China Airlines	378
2,533,500	*	China COSCO Holdings Co Ltd	1,049
1,520,000		China Eastern Airlines Corp Ltd (H Shares)	971
1,340,525		China Merchants Holdings International Co Ltd	2,563
4,383,000	*,e	China Shipping Container Lines Co Ltd	592
1,584,000		China Shipping Development Co Ltd	786
2,021,500		China Southern Airlines Co Ltd	1,288
155,349	e	Chorus Aviation, Inc	927
1,033,999		Cia de Concessoes Rodoviarias	2,166
37,519		Cia de Distribucion Integral Logista Holdings SAU	964
1,426,190		ComfortDelgro Corp Ltd	2,535
8,733,716	*	Compania SudAmericana de Vapores S.A.	279
145,016		Container Corp Of India Ltd	1,255
399,000	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	300
156,028		Copa Holdings S.A. (Class A)	12,457
94,063	*	Cosan Logistica S.A.	235
1,354,000		Cosco International Holdings Ltd	489
5,590,949		COSCO Pacific Ltd	6,144
211,370	e	Costamare, Inc	1,372
119,555	*	Covenant Transportation Group, Inc	3,474
2,572,620		CSX Corp	190,503
82,776	e	CTT-Correios de Portugal S.A.	325
19,680	*,e	D/S Norden	299
277,600		Daqin Railway Co Ltd	332
386,994		Dart Group plc	4,704
59,922	*,e	Daseke, Inc	481
1,533,864		Delta Air Lines, Inc	88,703
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,024,511		Deutsche Lufthansa AG.	$25,146
1,073,090		Deutsche Post AG.	38,153
64,427		Dfds A.S.	3,186
170,688		DP World Ltd	3,260
596,003		DSV AS	54,159
69,351	*	Eagle Bulk Shipping, Inc	390
454,588		East Japan Railway Co	42,226
441,390		easyJet plc	7,553
119,796	*	Echo Global Logistics, Inc	3,708
159,200		EcoRodovias Infraestrutura e Logistica S.A.	282
15,300	*,e	eHi Car Services Ltd (ADR)	174
685,138	g	Enav S.p.A	3,336
68,322	g	Europcar Groupe S.A.	642
3,455,971	*	Eva Airways Corp	1,681
246,000		Evergreen International Storage & Transport Corp	109
2,051,261		Evergreen Marine Corp Tawain Ltd	860
4,117	e	Exchange Income Corp	105
50,612		Expeditors International of Washington, Inc	3,722
1,172,047		FedEx Corp	282,217
392,279		Finnair Oyj	3,264
766,848	*	Firstgroup plc	908
12,982		Flughafen Zuerich AG.	2,623
103,344		Forward Air Corp	7,410
53,221		Fraport AG. Frankfurt Airport Services Worldwide	4,698
153,041		Freightways Ltd	794
70,600		Fukuyama Transporting Co Ltd	3,053
96,720		Gateway Distriparks Ltd	194
54,838	*	Gayatri Highways Ltd	1
242,425	*,e	Genco Shipping & Trading Ltd	3,394
104,089	*	Genesee & Wyoming, Inc (Class A)	9,471
21,248		GLOVIS Co Ltd	2,490
161,526		Go-Ahead Group plc	3,385
271,800	*	Gol Linhas Aereas Inteligentes S.A.	744
461,977		Golden Ocean Group Ltd	4,520
278,921	*	Grindrod Ltd	154
401,690		Groupe Eurotunnel S.A.	5,132
210,100	*,e	Grupo Aeromexico SAB de C.V.	288
232,900		Grupo Aeroportuario del Centro Norte Sab de C.V.	1,661
565,831		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	6,186
301,780		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	6,170
826,525		Guangdong Provincial Expressway Development Co Ltd	648
562,000		Guangdong Yueyun Transportation Co Ltd	237
270,800		Guangshen Railway Co Ltd	142
226,436		Gujarat Pipavav Port Ltd	313
14,340		Gulf Warehousing Co	156
77,000		Hainan Meilan International Airport Co Ltd	68
30,000		Hamakyorex Co Ltd	1,089
73,852		Hamburger Hafen und Logistik AG.	1,734
30,376		Hanjin Kal Corp	616
4,261		Hanjin Transportation Co Ltd	126
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

242,497		Hankyu Hanshin Holdings, Inc	$8,600
22,305	g	Hapag-Lloyd AG.	843
117,504		Hawaiian Holdings, Inc	4,712
62,675		Heartland Express, Inc	1,237
74,029	*	Hertz Global Holdings, Inc	1,209
154,300		Hitachi Transport System Ltd	4,334
6,827		Hopewell Highway Infrastructure Ltd	4
199,764	*	Hub Group, Inc (Class A)	9,109
3,422,200		Hutchison Port Holdings Trust	855
151,779	*,e	Hyundai Merchant Marine Co Ltd	673
1,454	*	ID Logistics Group	261
469,857		Iino Kaiun Kaisha Ltd	2,406
60,399	g	InterGlobe Aviation Ltd	688
2,486,928		International Consolidated Airlines Group S.A.	21,334
603,037		International Container Term Services, Inc	1,050
266,002		Irish Continental Group plc	1,606
333,229		Japan Airlines Co Ltd	11,977
104,800		Japan Airport Terminal Co Ltd	4,767
458,750		JB Hunt Transport Services, Inc	54,564
5,336		Jeju Air Co Ltd	180
13,107	*	Jet Airways India Ltd	33
814,768	*	JetBlue Airways Corp	15,774
1,447,834		Jiangsu Express	1,857
1,655		Jin Air Co Ltd	32
151,310		Jinzhou Port Co Ltd	56
275,161		Kamigumi Co Ltd	6,065
179,022		Kansas City Southern Industries, Inc	20,280
115,539	*,e	Kawasaki Kisen Kaisha Ltd	2,336
34,698	e	Keihin Electric Express Railway Co Ltd	632
16,591	e	Keio Corp	908
28,735		Keisei Electric Railway Co Ltd	1,011
837,149		Kerry Logistics Network Ltd	1,399
133,674		Kintetsu Corp	5,376
107,800		Kintetsu World Express, Inc	2,066
345,149	*	Kirby Corp	28,389
1,375,453		Knight-Swift Transportation Holdings, Inc	47,426
67,100		Konoike Transport Co Ltd	1,146
8,686	*	Korea Express Co Ltd	1,237
6,994	*	Korea Line Corp	152
35,939		Korean Air Lines Co Ltd	910
64,320		Kuehne & Nagel International AG.	10,206
258,986		Kyushu Railway Co	7,885
195,930		Lan Airlines S.A.	1,863
92,066		Landstar System, Inc	11,232
145,500		Lingkaran Trans Kota Holdings BHD	160
881,011		Localiza Rent A Car	4,963
157,903	e	Macquarie Infrastructure Co LLC	7,284
267,540		MacroAsia Corp	79
1,018,306		Malaysia Airports Holdings BHD	2,189
142,987		Marten Transport Ltd	3,010
5,500	e	Maruwa Unyu Kikan Co Ltd	206
32,000		Maruzen Showa Unyu Co Ltd	824
66,115		Matson, Inc	2,621
13,951	*,e	Mesa Air Group, Inc	193
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,071,956		MISC BHD	$4,499
37,750	e	Mitsubishi Logistics Corp	975
47,690	e	Mitsui OSK Lines Ltd	1,392
23,722	*	Mitsui-Soko Co Ltd	433
23,400		Movida Participacoes S.A.	34
1,640,524		MTR Corp	8,627
556,350	*	Mundra Port and Special Economic Zone Ltd	2,525
140,174		Nagoya Railroad Co Ltd	3,471
115,300		Nankai Electric Railway Co Ltd	2,897
1,068,093		National Express Group plc	5,432
261,200		Ningbo Zhoushan Port Co Ltd	156
22,434		Nippon Express Co Ltd	1,473
117,000		Nippon Konpo Unyu Soko Co Ltd	3,033
208,286	e	Nippon Yusen Kabushiki Kaisha	3,917
37,700	e	Nishi-Nippon Railroad Co Ltd	1,020
30,500		Nissin Corp	712
476,312	g	Nobina AB	3,403
633,222		Norfolk Southern Corp	114,297
85,899		Northgate plc	466
21,932	*,e	Norwegian Air Shuttle AS	661
58,309	e	Odakyu Electric Railway Co Ltd	1,379
95,810		Oesterreichische Post AG.	4,006
107,488		Old Dominion Freight Line	17,334
10,159,290		Pacific Basin Shipping Ltd	2,418
3,205	*	PAM Transportation Services, Inc	209
6,768	e	Panalpina Welttransport Holding AG.	984
12,618		Park-Ohio Holdings Corp	484
24,050	*	Pegasus Hava Tasimaciligi AS.	107
597		Piraeus Port Authority	11
59,257	*	PKP Cargo S.A.	771
247,600		Pos Malaysia & Services Holdings BHD	215
267,950	*	Precious Shipping PCL	113
240,562		Promotora y Operadora de Infraestructura SAB de C.V.	2,559
12,753,500	*,†,m	PT Berlian Laju Tanker Tbk	0	^
9,683,754		PT Jasa Marga Tbk	2,902
15,237,000	*	PT Trada Maritime Tbk	229
128,071		Qantas Airways Ltd	546
35,287		Qatar Navigation QSC	635
2,281,902		QR National Ltd	6,775
887,588	e	Qube Logistics Holdings Ltd	1,751
302,586	*	Radiant Logistics, Inc	1,788
754,343		Redde plc	1,913
2,028,188		Royal Mail plc	12,608
1,099,700	*	Rumo S.A.	4,079
3,051	*	Ryanair Holdings plc	47
43,475	*	Ryanair Holdings plc (ADR)	4,175
77,530		Ryder System, Inc	5,665
633,095	*	Safe Bulkers, Inc	1,823
80,200		Sagami Railway Co Ltd	2,682
33,890	*	Saia, Inc	2,591
96	*,†,m	SAir Group	0
7,000	e	Sakai Moving Service Co Ltd	399
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

108,900		Sankyu, Inc	$6,115
99,400		Santos Brasil Participacoes S.A.	65
553,286	*	SAS AB	1,335
234,141		Schneider National, Inc	5,849
651,720		Scorpio Bulkers, Inc	4,725
632,834	e	Seaspan Corp	5,272
1,087,581		Seino Holdings Corp	16,433
79,500		Senko Co Ltd	662
128,100		SG Holdings Co Ltd	3,356
4,000		Shandong Airlines Co Ltd	6
26,200		Shanghai International Airport Co Ltd	224
221,200		Shanghai International Port Group Co Ltd	174
102,700		Shanghai Jinjiang International Investment Holdings Co	106
1,154,000		Shenzhen International Holdings Ltd	2,378
6,900		Shinwa Kaiun Kaisha Ltd	159
69,730	*	Shipping Corp of India Ltd	40
898,500		Shun TAK Holdings Ltd	313
200,800		SIA Engineering Co Ltd	433
165,000		Sincere Navigation	85
264,423	e	Singapore Airlines Ltd	1,884
540,174		Singapore Airport Terminal Services Ltd	2,062
961,819	e	Singapore Post Ltd	795
2,823,000		Sinotrans Ltd	1,148
803,000	e	Sinotrans Shipping Ltd	265
2,791,000		SITC International Co Ltd	2,253
23,193		Sixt AG.	2,881
55,627		Sixt AG. (Preference)	4,427
7,087		Sixt Leasing AG.	117
157,009		Skywest, Inc	9,248
259,179		Societa Iniziative Autostradali e Servizi S.p.A.	3,827
1,578,833		Southwest Airlines Co	98,598
100,812	*	SpiceJet Ltd	95
343,564	*	Spirit Airlines, Inc	16,137
840,495		Stagecoach Group plc	1,714
12,450		Stolt-Nielsen S.A.	191
229,221	*	STX Pan Ocean Co Ltd	1,083
161,384	e	Sumitomo Warehouse Co Ltd	2,140
955,600		Sydney Airport	4,756
117,000		T.Join Transportation Co	153
2,216,000		Taiwan High Speed Rail Corp	2,170
625,858		TAV Havalimanlari Holding AS	3,237
400,000		Tegma Gestao Logistica	1,656
492,199		TFI International, Inc	17,864
301,600	*	Thai Airways International PCL (Foreign)	141
1,188,000		Tianjin Port Development Holdings Ltd	135
278,741	e	TNT NV	997
146,752		Tobu Railway Co Ltd	4,339
726,897		Tokyu Corp	13,292
3,300	*	Tonami Holdings Co Ltd	210
146,204		Tourism Holdings Ltd	556
4,700	e	Trancom Co Ltd	344
2,105,984		Transurban Group (ASE)	17,068
1,477,581	*	Turk Hava Yollari	4,660
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

256,000		U-Ming Marine Transport Corp	$294
3,053,007		Union Pacific Corp	497,121
613,571	*	United Continental Holdings, Inc	54,645
1,294,870		United Parcel Service, Inc (Class B)	151,176
91,598		Universal Truckload Services, Inc	3,371
55,451	*	US Xpress Enterprises, Inc	765
24,460	*	USA Truck, Inc	495
60,603	*	Virgin Australia Holdings Ltd	10
67,336	*,†,m	Virgin Australia Int Holdings	0	^
13,654		VRL Logistics Ltd	50
26,298		VTG AG.	1,608
330,000		Wan Hai Lines Ltd	180
64,272		Werner Enterprises, Inc	2,272
122,902		West Japan Railway Co	8,567
18,270	e	WestJet Airlines Ltd	290
1,375,700		Westports Holdings BHD	1,263
138,387	e	Westshore Terminals Investment Corp	2,876
69,776	*,e	Wilh. Wilhelmsen ASA	299
194,033		Wisdom Marine Lines Co Ltd	190
4,324,000		Xiamen International Port Co Ltd	613
186,087	*	XPO Logistics, Inc	21,246
93,021	e	Yamato Transport Co Ltd	2,856
648,523	*	Yang Ming Marine Transport	185
46,611	*	YRC Worldwide, Inc	419
400,000		Yuexiu Transport Infrastructure Ltd	317
1,556,194		Zhejiang Expressway Co Ltd	1,294
		TOTAL TRANSPORTATION	2,841,581

UTILITIES - 2.5%
8,922,616		A2A S.p.A.	15,474
1,818,410		Aboitiz Power Corp	1,126
30,912		Acciona S.A.	2,795
50,717		ACEA S.p.A.	759
834,573		Actelios S.p.A.	1,798
555,859	*,†,m	Adani Gas Ltd	464
433,006	*	Adani Power Ltd	142
1,326,036		AES Corp	18,565
11,753,582		AES Gener S.A.	3,394
102,200	*	AES Tiete S.A.	240
348,364	*,†,m	AET&D Holdings No 1 Ptd Ltd	0
956,075		AGL Energy Ltd	13,487
2,959,957		Aguas Andinas S.A.	1,638
92,156	*	Aksa Enerji Uretim AS	66
383,823	e	Algonquin Power & Utilities Corp	3,970
170,672		Allete, Inc	12,802
1,464,937		Alliant Energy Corp	62,362
322,110		Alupar Investimento S.A.	1,264
351,652		Ameren Corp	22,231
760,256		American Electric Power Co, Inc	53,887
49,119		American States Water Co	3,003
214,766		American Water Works Co, Inc	18,893
1,011,591		APA Group (ASE)	7,295
85,965		Aqua America, Inc	3,172
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,811	*,e	AquaVenture Holdings Ltd	$2,020
11,043		Artesian Resources Corp	406
41,990		Ascopiave S.p.A.	148
327,675		Atco Ltd	9,577
124,699		Athens Water Supply & Sewage Co S.A.	791
650,522	*,e	Atlantic Power Corp	1,431
552,682		Atmos Energy Corp	51,902
1,280,353		AusNet Services	1,504
175,390		Avangrid, Inc	8,406
87,741		Avista Corp	4,436
314,696		Aygaz AS	638
1,338,804	*	Babcock & Brown Wind Partners	571
382,800		BCPG PCL	258
251,700		Beijing Capital Co Ltd	139
537,799		Beijing Enterprises Holdings Ltd	3,014
5,412,191		Beijing Enterprises Water Group Ltd	2,885
10,700,000		Benpres Holdings Corp	876
54,711		BKW S.A.	3,472
71,871	e	Black Hills Corp	4,175
3,040,000	*,e	Blue Sky Power Holdings Ltd	214
37,549		Boralex, Inc	524
26,897	*,e	Cadiz, Inc	300
63,331		California Water Service Group	2,717
82,238	e	Canadian Utilities Ltd	2,022
416,000		Canvest Environment Protection Group Co Ltd	216
282,856	e	Capital Power Corp	6,243
58,454		Capital Stage AG.	408
812,241		Centerpoint Energy, Inc	22,458
293,200	*	Centrais Eletricas Brasileiras S.A.	1,126
237,979		Centrais Eletricas Brasileiras S.A. (Preference)	1,097
5,244,894		Centrica plc	10,589
106,803		CESC Ltd	1,210
285,555		CEZ AS	7,302
1,844,000	e	CGN New Energy Holdings Co Ltd	304
10,293,000	g	CGN Power Co Ltd	2,442
94,651		Chesapeake Utilities Corp	7,941
9,523,000		China Datang Corp Renewable Power Co Ltd	1,370
328,000	e,g	China Everbright Greentech Ltd	280
486,000		China Everbright Water Ltd	126
2,009,908		China Gas Holdings Ltd	5,689
3,148,627		China Longyuan Power Group Corp	2,651
307,700		China National Nuclear Power Co Ltd	269
2,648,000	e	China Oil and Gas Group Ltd	193
279,500		China Power Clean Energy Development Co Ltd	102
4,939,000		China Power International Development Ltd	1,096
1,735,580		China Resources Gas Group Ltd	7,058
7,676,983		China Resources Power Holdings Co	13,544
1,560,000	e	China Water Affairs Group Ltd	1,745
1,580,000	*	China Water Industry Group Ltd	272
248,800		China Yangtze Power Co Ltd	592
534,827		Chubu Electric Power Co, Inc	8,102
231,057	e	Chugoku Electric Power Co, Inc	2,969
99,500		Cia de Gas de Sao Paulo-COMGAS	1,213
437,400		Cia de Saneamento Basico do Estado de Sao Paulo	2,555
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

248,480		Cia de Saneamento de Minas Gerais-COPASA	$2,396
129,000		Cia de Saneamento do Parana	1,324
52,200		Cia de Saneamento do Parana (Preference)	108
2,828,333		Cia Energetica de Minas Gerais	5,014
128,600		Cia Energetica de Sao Paulo (Class B)	473
8,704		Cia Energetica do Ceara	92
75,300		Cia Paranaense de Energia	399
802,417		CK Infrastructure Holdings Ltd	6,350
1,326,900		CK Power PCL	219
268,617		Clearway Energy, Inc (Class A)	5,114
90,814		Clearway Energy, Inc (Class C)	1,748
2,825,056		CLP Holdings Ltd	33,083
160,716		CMS Energy Corp	7,875
15,088,475		Colbun S.A.	3,255
3,460,000		Concord New Energy Group Ltd	139
16,707		Connecticut Water Service, Inc	1,159
98,568		Consolidated Edison, Inc	7,510
19,222		Consolidated Water Co, Inc	266
849,213		Contact Energy Ltd	3,281
1,320,000		CT Environmental Group Ltd	153
3,512,000		Datang International Power Generation Co Ltd	888
2,338,376		Dominion Resources, Inc	164,341
270,255		Drax Group plc	1,366
303,018		DTE Energy Co	33,068
995,667		Duke Energy Corp	79,673
5,545,057		E.ON AG.	56,425
761,250		Edison International	51,521
372,078		EDP - Energias do Brasil S.A.	1,178
54,605		El Paso Electric Co	3,123
376,500		Electric Power Development Co	10,421
1,350,759		Electricite de France	23,756
134,500		Electricity Generating PCL	981
32,779		Elia System Operator S.A.	2,112
117,247	e	Emera, Inc	3,645
268,218		Empresa Electrica del Norte Grande S.A.	514
675,528		Endesa S.A.	14,571
828,107		Enea S.A.	1,796
10,742,851		Enel S.p.A.	54,912
900,255		Energa S.A.	1,909
2,837,435		Energias de Portugal S.A.	10,470
1	*	Energix-Renewable Energies Ltd	0	^
66,267,290		Enersis Chile S.A.	6,673
28,523,493		Enersis S.A.	4,393
339,441		Engie Brasil Energia S.A.	2,982
856,128		ENN Energy Holdings Ltd	7,443
1,403,587		Entergy Corp	113,873
172,400		Equatorial Energia S.A.	2,453
19,000	e	eRex Co Ltd	175
280,633		ERG S.p.A.	5,711
518,424		Evergy, Inc	28,472
143,741		Eversource Energy	8,831
61,834		EVN AG.	1,211
3,154,720		Exelon Corp	137,735
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,222	m	Federal Grid Co Unified Energy System JSC (GDR)	$69
846,000		First Gen Corp	262
507,040		First Philippine Holdings Corp	605
7,435,276		FirstEnergy Corp	276,369
241,954		Fortis, Inc	7,845
1,005,099		Fortum Oyj	25,189
1,272,087		GAIL India Ltd	6,652
674,200		Gas Malaysia BHD	471
476,613		Gas Natural SDG S.A.	12,992
1,933,505		Gaz de France	28,466
4,352,000	*,e	GCL New Energy Holdings Ltd	156
589,600		GD Power Development Co Ltd	219
327,988		Genesis Energy Ltd	562
15,513	e	Global Water Resources, Inc	164
675,571		Glow Energy PCL (Foreign)	1,839
2,911,066		Guangdong Investments Ltd	5,158
53,742		Gujarat Gas Co Ltd	467
81,219		Gujarat State Petronet Ltd	196
72,827		Hawaiian Electric Industries, Inc	2,592
741,036		Hera S.p.A.	2,304
2,144,052	e	HK Electric Investments & HK Electric Investments Ltd	2,164
148,700		Hokkaido Electric Power Co, Inc	937
106,400	*,e	Hokuriku Electric Power Co	1,090
49,767		Holding CO ADMIE IPTO S.A.	96
8,289,836		Hong Kong & China Gas Ltd	16,431
1,353,179		Hong Kong Electric Holdings Ltd	9,406
277,230	*	Huadian Energy Co Ltd	85
13,216,000		Huadian Power International Co	5,157
304,200		Huadian Power International Corp Ltd	186
182,600		Huaneng Power International, Inc	205
11,107,756		Huaneng Power International, Inc (Hong Kong)	7,279
4,900,000		Huaneng Renewables Corp Ltd	1,461
428,800		Hub Power Co Ltd	302
240,200		Hubei Energy Group Co Ltd	141
245,505	g	Hydro One Ltd	3,733
5,396,685		Iberdrola S.A.	39,638
164,237		Idacorp, Inc	16,297
105,685	*	Indiabulls Infrastructure and Power Ltd	6
132,745		Indraprastha Gas Ltd	445
2,240,200	e	Infraestructura Energetica ,NV SAB de C.V.	11,132
1,433,267		Infratil Ltd	3,386
73,361	e	Innergex Renewable Energy, Inc	737
5,889	g	Innogy SE	263
13,013	*	Innogy SE	552
1,027,900	*,†,m	Inter Far East Energy Corp	0	^
951,343		Interconexion Electrica S.A.	4,296
855,706		Inversiones Aguas Metropolitanas S.A.	1,272
2,252,337		Iride S.p.A.	5,522
1,011,934		Italgas S.p.A	5,490
697,177		JSW Energy Ltd	590
329,446	e	Just Energy Income Fund	1,023
7,200		K&O Energy Group, Inc	112
395,000	g	Kangda International Environmental Co Ltd	53
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,400,068		Kansai Electric Power Co, Inc	$21,133
59,734		Kenon Holdings Ltd	1,017
1,758,900	e	Keppel Infrastructure Trust	637
3,450,000	*	Kong Sun Holdings Ltd	58
6,473		Korea District Heating Corp	374
237,153		Korea Electric Power Corp	6,277
152,370	*	Korea Gas Corp	8,333
151,500		Kot Addu Power Co Ltd	69
347,075	e	Kyushu Electric Power Co, Inc	4,195
56,900		Light S.A.	180
12,900		Mahanagar Gas Ltd	146
699,300		Malakoff Corp BHD	148
291,290		Manila Electric Co	1,834
684,500		Manila Water Co, Inc	310
423,610		MDU Resources Group, Inc	10,883
880,842		Meridian Energy Ltd	1,918
46,053		MGE Energy, Inc	2,941
20,645		Middlesex Water Co	1,000
433,539		Mighty River Power Ltd	967
14,258	m	Mosenergo PJSC (ADR)	23
117,308		National Fuel Gas Co	6,576
3,434,866		National Grid plc	35,478
201,350		New Jersey Resources Corp	9,282
1,281,249		NextEra Energy, Inc	214,737
29,600	e	Nippon Gas Co Ltd	1,477
1,090,747		NiSource, Inc	27,181
259,497	e	Northland Power Income Fund	4,360
37,731	*	Northwest Natural Holding Co	2,524
176,882		NorthWestern Corp	10,376
553,210		NRG Energy, Inc	20,690
3,021,191		NTPC Ltd	6,952
464,199		OGE Energy Corp	16,860
291,601	e	Okinawa Electric Power Co, Inc	6,150
34,200		Omega Geracao S.A.	125
185,033		ONE Gas, Inc	15,225
53,633		Ormat Technologies, Inc	2,902
251,787	g	Orsted AS	17,110
296,412		Osaka Gas Co Ltd	5,788
52,657		Otter Tail Corp	2,522
20,000	*,e	Pampa Energia S.A. (ADR)	621
2,290,000	*,e	Panda Green Energy Group Ltd	101
329,052	e	Pattern Energy Group, Inc	6,538
430,186		Pennon Group plc	3,998
824,791		Petronas Gas BHD	3,763
1,827,412		PG&E Corp	84,079
1,373,013		Pinnacle West Capital Corp	108,715
205,795		PNM Resources, Inc	8,119
849,752	*	Polska Grupa Energetyczna S.A.	2,196
275,092		Portland General Electric Co	12,547
1,733,413		Power Grid Corp of India Ltd	4,509
637,115		PPL Corp	18,642
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,543,132		PT Perusahaan Gas Negara Persero Tbk	$1,892
2,069,178		PTC India Ltd	1,904
80,873	*	Public Power Corp	132
382,484		Public Service Enterprise Group, Inc	20,191
25,678	*	Pure Cycle Corp	297
52,621	*	Qatar Electricity & Water Co	2,782
500,000		Ratchaburi Electricity Generating Holding PCL (ADR)	800
789,761		Red Electrica Corp S.A.	16,510
1,151,275	e	Redes Energeticas Nacionais S.A.	3,250
82,277		Reliance Energy Ltd	341
337,651	*	Reliance Power Ltd	122
9,704	e	RGC Resources, Inc	259
61,645		Rubis S.C.A	3,339
169,070		RusHydro PJSC (ADR)	152
1,114,912		RusHydro PJSC (ADR)	994
934,536		RWE AG.	23,073
16,330		Samchully Co Ltd	1,531
386,096		SCANA Corp	15,015
47,870	g	Scatec Solar ASA	354
1,161,966		Scottish & Southern Energy plc	17,353
190,300		SDIC Power Holdings Co Ltd	212
15,922		Sechilienne-Sidec	364
1,438,665		Sempra Energy	163,648
202,186		Severn Trent plc	4,874
202,800		Shenergy Co Ltd	155
182,700		Shenzhen Energy Group Co Ltd	144
437,200		Shikoku Electric Power Co, Inc	5,712
92,200		Shizuoka Gas Co Ltd	817
164,300		Sichuan Chuantou Energy Co Ltd	200
19,971,080	e	SIIC Environment Holdings Ltd	4,164
22,381		SJW Corp	1,369
128,000	*,†,m	Sound Global Ltd	0	^
135,113	e	South Jersey Industries, Inc	4,765
362,573		Southern Co	15,808
155,101		Southwest Gas Corp	12,258
16,048	e	Spark Energy, Inc	132
1,094,115		Spark Infrastructure Group	1,772
260,200		SPCG PCL	171
114,178		Spire, Inc	8,398
363,085		Suez Environnement S.A.	5,165
102,500		SUI Northern Gas Pipeline	74
8,049,400	*	Super Energy Corp PCL (Foreign)	209
628,563	e	Superior Plus Corp	6,171
211,450		Taiwan Cogeneration Corp	186
1,328,035		Tata Power Co Ltd	1,206
688,409	*	Tauron Polska Energia S.A.	331
39,566		Telecom Plus plc	537
5,828,041		Tenaga Nasional BHD	21,791
169,864		Terna Energy S.A.	1,255
1,809,006		Terna Rete Elettrica Nazionale S.p.A.	9,664
99,837		TerraForm Power, Inc	1,153
886,200		Thai Tap Water Supply PCL	334
248,000		Tianjin Development Hldgs Ltd	90
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,575		Toho Gas Co Ltd	$2,038
303,308		Tohoku Electric Power Co, Inc	4,126
2,265,516	*	Tokyo Electric Power Co, Inc	11,133
435,261		Tokyo Gas Co Ltd	10,707
178,279		Torrent Power Ltd	542
1,334,000		Towngas China Co Ltd	1,164
783,825		TransAlta Corp	4,412
79,632	e	TransAlta Renewables, Inc	709
357,800		Transmissora Alianca de Energia Eletrica S.A.	1,772
4,112,721	*,g	Tritax EuroBox plc	5,642
240,757		UGI Corp	13,357
242,146		Uniper SE	7,454
584,335		United Utilities Group plc	5,364
19,566		Unitil Corp	996
26,283		VA Tech Wabag Ltd	107
57,440	e	Valener, Inc	849
25,000		Vanguard FTSE Developed Markets ETF	1,082
48,214		Vectren Corp	3,447
528,555		Veolia Environnement	10,547
1,189,647	*	Vistra Energy Corp	29,598
151,700		WEC Energy Group, Inc	10,128
653,500		WHA Utilities and Power PCL	128
555,272		Xcel Energy, Inc	26,214
17,649		York Water Co	537
4,454,890		YTL Corp BHD	1,345
13		YTL Power International BHD	0	^
946,000		Yunnan Water Investment Co Ltd	270
295,700		Zhejiang Zheneng Electric Power Co Ltd	218
322,184	*	Zorlu Enerji Elektrik Uretim AS	71
		TOTAL UTILITIES	3,151,022

		TOTAL COMMON STOCKS	124,247,414
		(Cost $107,389,256)

PURCHASED OPTIONS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
13,200		Tesla, Inc	51
		TOTAL AUTOMOBILES & COMPONENTS	51

BANKS - 0.0%
2,000		Citigroup, Inc	2
		TOTAL BANKS	2

CAPITAL GOODS - 0.0%
16,700		Fortive Corp	0	^
		TOTAL CAPITAL GOODS	0	^

FOOD, BEVERAGE & TOBACCO - 0.0%
3,000		Coca-Cola Co	8
2,400		Kraft Heinz Co	1
		TOTAL FOOD, BEVERAGE & TOBACCO	9
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
5,500		Align Technology, Inc	$104
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	104

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,000		Broadcom Ltd	8
900,000		Intel Corp	2,214
820,000		Intel Corp	1,501
3,000		QUALCOMM, Inc	0	^
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,723

SOFTWARE & SERVICES - 0.0%
2,000		Microsoft Corp	32
		TOTAL SOFTWARE & SERVICES	32

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,500		Apple, Inc	23
2,500		Apple, Inc	95
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	118

		TOTAL PURCHASED OPTIONS	4,039
		(Cost $3,092)

PREFERRED STOCKS - 0.0%

CAPITAL GOODS - 0.0%
3,300,256	*	Cairn India Ltd	471
		TOTAL CAPITAL GOODS	471

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	2,385
		TOTAL DIVERSIFIED FINANCIALS	2,385

REAL ESTATE - 0.0%
8,497,223	*,†,m	Ayala Land, Inc	16
		TOTAL REAL ESTATE	16

		TOTAL PREFERRED STOCKS	2,872
		(Cost $4,209)

RIGHTS / WARRANTS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
55,768	m	Mekonomen AB	43
		TOTAL AUTOMOBILES & COMPONENTS	43

CAPITAL GOODS - 0.0%
304,956	†,e,m	Abengoa S.A. (B Shares)	0
		TOTAL CAPITAL GOODS	0

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
230,631	*,†,m	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

CONSUMER DURABLES & APPAREL - 0.0%
120		Harvey Norman Holdings Ltd	0	^
		TOTAL CONSUMER DURABLES & APPAREL	0	^
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 0.0%
2,308		Lotte Tour Development Co Ltd	$6
		TOTAL CONSUMER SERVICES	6

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital Inc	0
67,437		Pioneers Holding for Financial Investments SAE	2
		TOTAL DIVERSIFIED FINANCIALS	2

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	1
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1

MATERIALS - 0.0%
16,421	m	Aurora Cannabis, Inc	36
		TOTAL MATERIALS	36

MEDIA - 0.0%
237,120		VGI Global Media PCL	4
		TOTAL MEDIA	4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121	m	BioTime, Inc	0
55,620	†,m	Forest Laboratories, Inc CVR	53
17,790	†,e,m	Omthera Pharmaceuticals, Inc CVR	11
20,027	e,m	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65

REAL ESTATE - 0.0%
222,000	m	SAMTY Co Ltd	1,007
310,070		Sunway BHD	25
66,478,080		U City PCL	21
		TOTAL REAL ESTATE	1,053

SOFTWARE & SERVICES - 0.0%
164,500		Datasonic Group BHD	5
		TOTAL SOFTWARE & SERVICES	5

TRANSPORTATION - 0.0%
572,503	m	BTS Group Holdings PCL	0
685,198	e,m	Ezion Holdings Ltd	0
		TOTAL TRANSPORTATION	0

		TOTAL RIGHTS / WARRANTS	1,215
		(Cost $161)
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 2.2%

TREASURY DEBT - 0.6%
$224,513,000		United States Treasury Bill	1.942%	10/04/18	$224,475
188,780,000		United States Treasury Bill	1.963	10/11/18	188,672
224,500,000		United States Treasury Bill	1.997	10/18/18	224,281
89,600,000		United States Treasury Bill	2.038	10/25/18	89,476
		TOTAL TREASURY DEBT			726,904

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

GOVERNMENT AGENCY DEBT - 0.1%
110,000,000		Federal National Mortgage Association (FNMA)	0.010	10/01/18	110,000
		TOTAL GOVERNMENT AGENCY DEBT			110,000

REPURCHASE AGREEMENT - 1.5%
86,000,000	p	Calyon	2.250	10/01/18	86,000
7,000,000	q	Calyon	2.240	10/01/18	7,000
21,000,000	r	Citigroup	2.260	10/01/18	21,000
4,000,000	s	Citigroup	2.250	10/01/18	4,000
80,000,000	t	Citigroup	2.200	10/05/18	80,000
500,000,000	u	Goldman Sachs	2.180	10/05/18	500,000
20,000,000	v	HSBC	2.230	10/01/18	20,000
53,000,000	w	JP Morgan	2.240	10/01/18	53,000
81,000,000	x	JP Morgan	2.250	10/01/18	81,000
47,000,000	y	JP Morgan	2.260	10/01/18	47,000
79,000,000	z	Merrill Lynch	2.270	10/01/18	79,000
78,000,000	aa	NatWest Markets	2.240	10/01/18	78,000
544,000,000	ab	NatWest Markets	2.160	10/04/18	544,000
200,000,000	ac	Nomura	2.270	10/01/18	200,000
77,000,000	ad	Societe Generale	2.240	10/01/18	77,000
40,000,000	ae	Societe Generale	2.220	10/01/18	40,000
		TOTAL REPURCHASE AGREEMENT			1,917,000

VARIABLE RATE SECURITIES - 0.0%
19,120,928	i	SLM Student Loan Trust	2.375	01/25/19	19,121
		TOTAL VARIABLE RATE SECURITIES			19,121

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,046,121

		TOTAL SHORT-TERM INVESTMENTS			2,773,025
		(Cost $2,773,043)
		TOTAL INVESTMENTS - 101.6%			127,035,241
		(Cost $110,176,993)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(1,959,818)
		NET ASSETS - 100.0%			$125,075,423

Abbreviation(s):
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,126,765,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities was $702,057,000 or 0.6% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
p	Agreement with Calyon, 2.25% dated 09/28/18 to be repurchased at $86,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $87,720,000.
q	Agreement with Calyon, 2.24% dated 09/28/18 to be repurchased at $7,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $7,140,000.
r	Agreement with Citigroup, 2.26% dated 09/28/18 to be repurchased at $21,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $21,420,000.
s	Agreement with Citigroup, 2.25% dated 09/28/18 to be repurchased at $4,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $4,175,000.
t	Agreement with Citigroup, 2.20% dated 09/28/18to be repurchased at $80,000,000on 10/05/18, collateralized by U.S. Government Agency Securities valued at $81,697,000.
u	Agreement with Goldman Sachs, 2.18% dated 09/28/18 to be repurchased at $500,000,000on 10/05/18, collateralized by U.S. Government Agency Securities valued at $510,000,000.
v	Agreement with HSBC, 2.23% dated 09/28/18 to be repurchased at $20,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $20,400,000.
w	Agreement with JP Morgan, 2.24% dated 09/28/18 to be repurchased at $53,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $54,060,000.
x	Agreement with JP Morgan, 2.25% dated 09/28/18 to be repurchased at $81,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $82,620,000.
y	Agreement with JP Morgan, 2.26% dated 09/28/18 to be repurchased at $47,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $47,940,000.
z	Agreement with Merrill Lynch, 2.27% dated 09/28/18 to be repurchased at $79,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $80,580,000.
aa	Agreement with NatWest Markets, 2.24% dated 09/28/18 to be repurchased at $78,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $79,560,000.
ab	Agreement with NatWest Markets, 2.16% dated 09/27/18 to be repurchased at $544,000,000 on 10/04/18, collateralized by U.S. Government Agency Securities valued at $554,880,000.
ac	Agreement with Nomura, 2.27% dated 09/28/18 to be repurchased at $200,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $204,000,000.
ad	Agreement with Societe Generale, 2.24% dated 09/28/18 to be repurchased at $77,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $78,540,000.
ae	Agreement with Societe Generale, 2.22% dated 09/28/18 to be repurchased at $40,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $40,800,000.

Cost amounts are in thousands.

189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Futures contracts outstanding as of September 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	310	12/21/18	$26,652	$26,362	$(290)
S&P 500 E Mini Index	1,961	12/21/18	285,013	286,208	1,195
S&P Mid-Cap 400 E Mini Index	175	12/21/18	35,782	35,441	(341)
Total	2,446		$347,447	$348,011	$564

Purchased options outstanding as of September 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Align Technology, Inc, Call	55	$140	$380.00	10/19/18	$104
Apple, Inc, Call	25	28	190.00	01/18/19	95
Apple, Inc, Call	25	21	230.00	01/18/19	23
Broadcom Ltd, Call	20	44	280.00	01/18/19	8
Citigroup, Inc, Call	20	12	80.00	01/18/19	2
Coca-Cola Co, Call	30	3	44.00	01/18/19	8
Fortive Corp, Call	167	2	110.00	10/19/18	0	^
Intel Corp, Call	9,000	1,456	46.00	11/02/18	2,214
Intel Corp, Call	8,200	1,187	47.00	11/02/18	1,501
Kraft Heinz Co, Call	24	6	62.50	01/18/19	1
Microsoft Corp, Call	20	12	100.00	01/18/19	32
QUALCOMM, Inc, Put	30	13	50.00	01/18/19	0	^
Tesla, Inc, Call	132	168	400.00	01/18/19	51
Total	17,748	$3,092			$4,039
^	Amount represents less than $1,000.

Written options outstanding as of September 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Align Technology, Inc, Call	110	$(117)	$420.00	10/19/18	$(29)
Align Technology, Inc, Put	55	(26)	300.00	10/19/18	(2)
Amazon.com, Inc, Put	10	(31)	1,500.00	01/18/19	(10)
Apple, Inc, Call	50	(28)	210.00	01/18/19	(106)
Apple, Inc, Call	50	(19)	245.00	01/18/19	(21)
Apple, Inc, Put	30	(3)	200.00	10/19/18	(1)
Apple, Inc, Put	25	(2)	170.00	01/18/19	(1)
Broadcom Ltd, Call	20	(19)	320.00	01/18/19	(1)
Broadcom Ltd, Put	20	(2)	200.00	10/19/18	(0)^
Broadcom Ltd, Put	20	(24)	190.00	01/18/19	(3)
Citigroup, Inc, Call	60	(11)	95.00	01/18/19	(0)^
Citigroup, Inc, Put	30	(6)	55.00	01/18/19	(1)
Coca-Cola Co, Call	30	(1)	49.00	01/18/19	(1)
Coca-Cola Co, Put	30	(3)	38.00	01/18/19	(0)^
Darden Restaurants, Inc, Call	20	(1)	125.00	10/19/18	(0)^
Darden Restaurants, Inc, Call	20	(0)^	130.00	10/19/18	(0)^
Electronic Arts, Inc, Call	180	(3)	130.00	10/19/18	(8)
Electronic Arts, Inc, Put	180	(28)	110.00	10/19/18	(7)
Facebook, Inc, Put	20	(1)	150.00	10/19/18	(1)
General Electric Co, Put	50	(4)	13.00	12/21/18	(9)
IAC, Call	100	(155)	210.00	10/19/18	(99)
Intel Corp, Call	9,000	(488)	49.00	11/02/18	(855)
Intel Corp, Call	8,200	(240)	51.00	11/02/18	(336)
Intel Corp, Put	17,200	(895)	42.00	11/02/18	(430)
Juniper Networks, Inc, Put	40	(1)	26.00	10/19/18	(0)^
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Kraft Heinz Co, Call	24	$(2)	70.00	01/18/19	$(0)^
Kraft Heinz Co, Put	30	(4)	50.00	01/18/19	(3)
Lowe’s Cos, Inc, Call	30	(6)	125.00	01/18/19	(7)
Lowe’s Cos, Inc, Put	30	(1)	100.00	10/19/18	(0)^
Microsoft Corp, Call	40	(8)	115.00	01/18/19	(20)
Microsoft Corp, Put	30	(3)	85.00	10/19/18	(0)^
Microsoft Corp, Put	30	(1)	97.50	10/19/18	(0)^
Microsoft Corp, Put	20	(3)	70.00	01/18/19	(0)^
Philip Morris International, Inc, Put	20	(6)	80.00	12/21/18	(5)
Proofpoint, Inc, Put	30	(4)	95.00	10/19/18	(4)
QUALCOMM, Inc, Put	30	(4)	40.00	01/18/19	(0)^
QUALCOMM, Inc, Put	30	(8)	45.00	01/18/19	(1)
Red Hat, Inc, Put	30	(2)	125.00	10/19/18	(1)
salesforce.com, Inc, Put	20	(7)	95.00	01/18/19	(0)^
Tesla, Inc, Call	132	(100)	420.00	01/18/19	(34)
Tesla, Inc, Call	132	(76)	430.00	01/18/19	(30)
Tronox Ltd, Put	30	(4)	13.00	11/16/18	(5)
Twitter, Inc, Call	320	(18)	40.00	10/19/18	(1)
Twitter, Inc, Put	320	(70)	32.00	10/19/18	(119)
Wynn Resorts Ltd, Call	20	(2)	175.00	10/19/18	(0)^
Wynn Resorts Ltd, Call	20	(3)	180.00	12/21/18	(1)
Wynn Resorts Ltd, Put	220	(240)	140.00	12/21/18	(382)
Total	37,138	$(2,680)			$(2,534)
^	Amount represents less than $1,000.

Forward foreign currency contracts outstanding as of September 30, 2018 were as follows (dollar amounts are in thousands) (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$3,962	GBP	3,000	Bank of America	10/02/18	$51
	$1,002	SEK	8,850	Bank of America	01/10/19	(3)
					Total	$48
	$3,036	CAD	4,000	Morgan Stanley	10/02/18	$(61)
	$7,010	GBP	5,350	Morgan Stanley	01/10/19	1
	$1,004	JPY	113,000	Morgan Stanley	01/10/19	1
EUR	6,000		$7,032	Morgan Stanley	10/02/18	(65)
EUR	2,600		$3,036	Morgan Stanley	01/10/19	10
					Total	$(114)
					Total	$(66)

Abbreviation(s):
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

September 30, 2018

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$88,440,577	69.6%
TOTAL DOMESTIC	88,440,577	69.6
FOREIGN

ANGOLA	2,558	0.0
ARGENTINA	13,184	0.0
AUSTRALIA	1,620,254	1.3
AUSTRIA	196,666	0.2
BELGIUM	218,986	0.2
BERMUDA	90,834	0.1
BRAZIL	597,930	0.5
CANADA	2,529,976	2.0
CAYMAN ISLANDS	711	0.0
CHILE	119,051	0.1
CHINA	2,785,387	2.2
COLOMBIA	38,948	0.0
COTE D’IVOIRE	757	0.0
CYPRUS	7,528	0.0
CZECH REPUBLIC	24,674	0.0
DENMARK	383,683	0.3
EGYPT	16,726	0.0
FAROE ISLANDS	7,095	0.0
FINLAND	356,112	0.3
FRANCE	2,958,894	2.3
GEORGIA	1,745	0.0
GERMANY	2,446,182	1.9
GHANA	4,950	0.0
GREECE	28,540	0.0
GUERNSEY, C.I.	637	0.0
HONG KONG	886,352	0.7
HUNGARY	32,089	0.0
INDIA	835,004	0.7
INDONESIA	172,143	0.1
IRELAND	339,883	0.3
ISRAEL	259,741	0.2
ITALY	731,957	0.6
JAPAN	6,573,886	5.2
JERSEY, C.I.	7,166	0.0
JORDAN	2,265	0.0
KAZAKHSTAN	16,144	0.0
KOREA, REPUBLIC OF	1,382,558	1.1
LUXEMBOURG	66,083	0.1
MACAU	26,924	0.0
MALAYSIA	233,650	0.2
MALTA	8,262	0.0
MEXICO	297,412	0.2
MONACO	1,847	0.0
MONGOLIA	1,751	0.0
MYANMAR	159	0.0
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
NETHERLANDS	$1,529,024	1.2%
NEW ZEALAND	71,946	0.1
NORWAY	261,220	0.2
PAKISTAN	9,901	0.0
PANAMA	13,323	0.0
PERU	39,112	0.0
PHILIPPINES	107,787	0.1
POLAND	91,696	0.1
PORTUGAL	55,661	0.0
PUERTO RICO	40,234	0.0
QATAR	63,282	0.0
ROMANIA	3,339	0.0
RUSSIA	286,370	0.2
SINGAPORE	258,662	0.2
SOUTH AFRICA	559,596	0.4
SPAIN	661,040	0.5
SRI LANKA	3,835	0.0
SWEDEN	538,911	0.4
SWITZERLAND	1,844,894	1.5
TAIWAN	1,228,914	1.0
TANZANIA, UNITED REPUBLIC OF	221	0.0
THAILAND	236,362	0.2
TURKEY	65,177	0.1
UNITED ARAB EMIRATES	78,665	0.1
UNITED KINGDOM	4,146,783	3.3
URUGUAY	36,166	0.0
ZAMBIA	35,259	0.0
TOTAL FOREIGN	38,594,664	30.4

TOTAL PORTFOLIO	$127,035,241	100.0%
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 97.6%

ARGENTINA - 0.1%
494,336		Grupo Financiero Galicia S.A. (ADR) (Class B)	$12,571
866,800	e	Grupo Supervielle S.A. (ADR)	6,648
840,543	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	7,430
859		Mercadolibre, Inc	293
		TOTAL ARGENTINA	26,942

AUSTRALIA - 1.3%
944,300	*,e	Afterpay Touch Group Ltd	12,272
72,920		AGL Energy Ltd	1,029
109,601		Alumina Ltd	219
376,358		Amcor Ltd	3,720
378,742		AMP Ltd	873
146,065		APA Group (ASE)	1,053
24,876		Aristocrat Leisure Ltd	511
80,533		AusNet Services	95
1,558,742		Australia & New Zealand Banking Group Ltd	31,731
39,578		Australian Stock Exchange Ltd	1,820
681,005	*,m	AZ BGP Holdings	16
17,527	e	Bank of Queensland Ltd	140
21,475		Bendigo Bank Ltd	167
2,863,764		BHP Billiton Ltd	71,339
822,505		BHP Billiton plc	17,948
781,242		BlueScope Steel Ltd	9,582
50,799		Boral Ltd	254
69,785		Brambles Ltd	550
11,586		Caltex Australia Ltd	250
86,013		Challenger Financial Services Group Ltd	696
4,060		CIMIC Group Ltd	151
23,389		Coca-Cola Amatil Ltd	165
16,294		Cochlear Ltd	2,363
76,060		Commonwealth Bank of Australia	3,926
20,416		Computershare Ltd	294
16,513		Crown Resorts Ltd	163
90,265		CSL Ltd	13,115
96,320		Dexus Property Group	736
2,394	e	Domino’s Pizza Enterprises Ltd	92
2,302	e	Flight Centre Travel Group Ltd	88
65,531		Fortescue Metals Group Ltd	186
148,947		GPT Group (ASE)	561
22,571	e	Harvey Norman Holdings Ltd	57
76,421		Healthscope Ltd	116
521,900		IDP Education Ltd	3,889
73,717		Incitec Pivot Ltd	212
312,258		Insurance Australia Group Ltd	1,651
66,231		Lend Lease Corp Ltd	941
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

187,787		Macquarie Goodman Group	$1,409
25,717		Macquarie Group Ltd	2,339
118,904		Medibank Pvt Ltd	250
586,664		Mineral Resources Ltd	6,738
308,109		Mirvac Group	537
184,000	*	MMG Ltd	95
117,059		National Australia Bank Ltd	2,350
32,526		Newcrest Mining Ltd	457
57,368	e	Oil Search Ltd	375
5,798	*	OneMarket Ltd	5
16,713		Orica Ltd	206
76,002	*	Origin Energy Ltd	453
1,135,480		Oxiana Ltd	7,654
4,170		Perpetual Trustees Australia Ltd	128
92,965		Qantas Airways Ltd	396
161,301		QBE Insurance Group Ltd	1,296
84,395		QR National Ltd	251
10,869		Ramsay Health Care Ltd	431
2,325		REA Group Ltd	144
295,308		Rio Tinto Ltd	16,795
573,158		Rio Tinto plc	28,911
77,363		Santos Ltd	406
1,550,208		Scentre Group	4,455
14,413		Seek Ltd	216
272		Shopping Centres Australasia Property Group	0	^
62,138		Sonic Healthcare Ltd	1,118
4,005,752		South32 Ltd	11,257
336,983		Stockland Trust Group	1,012
156,072		Suncorp-Metway Ltd	1,631
48,720		Sydney Airport	242
80,498		Tabcorp Holdings Ltd	283
543,503		Telstra Corp Ltd	1,252
16,482	e	TPG Telecom Ltd	102
112,871		Transurban Group (ASE)	915
30,071		Treasury Wine Estates Ltd	380
249,759		Vicinity Centres	474
201,772	*	Virgin Australia Holdings Ltd	32
48,970		Wesfarmers Ltd	1,763
148,266		Westpac Banking Corp	2,982
258,776	e	Woodside Petroleum Ltd	7,219
56,908		Woolworths Ltd	1,154
		TOTAL AUSTRALIA	291,084

AUSTRIA - 0.1%
157,300	e	ams AG.	8,853
3,167		Andritz AG.	185
199,934		Erste Bank der Oesterreichischen Sparkassen AG.	8,301
6,510		OMV AG.	365
6,338		Raiffeisen International Bank Holding AG.	182
5,009		Voestalpine AG.	229
		TOTAL AUSTRIA	18,115
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

BELGIUM - 0.1%
8,186		Ageas	$440
72,549		Anheuser-Busch InBev S.A.	6,351
2,899		Befimmo SCA Sicafi	165
2,319		Cofinimmo	289
2,371	e	Colruyt S.A.	134
3,519		Groupe Bruxelles Lambert S.A.	369
10,789		KBC Groep NV	802
6,554		Proximus plc	157
30,728		Solvay S.A.	4,119
2,265	*,e	Telenet Group Holding NV	125
5,292		UCB S.A.	476
8,965		Umicore S.A.	501
1,197		Warehouses De Pauw SCA	157
		TOTAL BELGIUM	14,085

BERMUDA - 0.0%
870		RenaissanceRe Holdings Ltd	116
155,247	*	Third Point Reinsurance Ltd	2,018
		TOTAL BERMUDA	2,134

BRAZIL - 1.0%
334,600		AMBEV S.A.	1,520
27,600		Atacadao Distribuicao Comercio e Industria Ltd	101
2,729,100	*	B2W Companhia Global Do Varejo	18,719
145,900		B3 S.A.-Brasil Bolsa Balcao	845
172,500		Banco Bradesco S.A.	1,100
1,124,807		Banco Bradesco S.A. (ADR)	7,964
595,000		Banco Bradesco S.A. (Preference)	4,224
736,508		Banco do Brasil S.A.	5,371
1,461,466		Banco Itau Holding Financeira S.A.	15,970
1,296,300		Banco Santander Brasil S.A.	11,462
48,400		BB Seguridade Participacoes S.A.	289
55,900		BR Malls Participacoes S.A.	133
12,200		Braskem S.A.	177
36,600	*	BRF S.A.	199
15,000	*	Centrais Eletricas Brasileiras S.A.	58
15,800		Centrais Eletricas Brasileiras S.A. (Preference)	73
2,539,200		Cia Brasileira de Distribuicao Grupo Pao de Acucar	55,021
279,900	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	6,012
82,100		Cia de Concessoes Rodoviarias	172
23,800		Cia de Saneamento Basico do Estado de Sao Paulo	139
61,800		Cia Energetica de Minas Gerais	110
41,000	*	Cia Siderurgica Nacional S.A.	95
85,100		Cielo S.A.	258
16,300		Cosan SA Industria e Comercio	131
21,700		EDP - Energias do Brasil S.A.	69
46,700		Empresa Brasileira de Aeronautica S.A.	229
11,800		Engie Brasil Energia S.A.	104
12,300		Equatorial Energia S.A.	175
17,700		Fibria Celulose S.A.	331
1,423,856	e	Gerdau S.A. (ADR)	5,994
72,600		Gerdau S.A. (Preference)	309
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

24,000		Hypermarcas S.A.	$169
777,840		Investimentos Itau S.A. - PR	1,945
7,700		IRB Brasil Resseguros S	127
66,500		JBS S.A.	154
49,300		Klabin S.A.	243
97,400		Kroton Educacional S.A.	275
1,882,800		Localiza Rent A Car	10,606
51,600		Lojas Americanas S.A.(Preference)	203
50,400		Lojas Renner S.A.	387
6,800		M Dias Branco S.A.	66
113,400		Magazine Luiza S.A.	3,439
18,600		Multiplan Empreendimentos Imobiliarios S.A.	86
13,200		Natura Cosmeticos S.A.	93
17,800		Odontoprev S.A.	56
750,648	*	Pagseguro Digital Ltd	20,770
24,600		Petrobras Distribuidora S.A.	119
548,600		Petroleo Brasileiro S.A.	3,291
718,500		Petroleo Brasileiro S.A. (Preference)	3,752
6,600		Porto Seguro S.A.	97
16,400		Raia Drogasil S.A.	294
76,900	*	Rumo S.A.	285
13,800		Sul America SA	89
31,300		Suzano Papel e Celulose S.A.	373
31,400		Telefonica Brasil S.A.	305
59,500		Tim Participacoes S.A.	173
28,800		Ultrapar Participacoes S.A.	266
562,800		Vale S.A.	8,336
4,900,095		Via Varejo S.A.	18,103
58,260		Weg S.A.	285
		TOTAL BRAZIL	211,741

CANADA - 2.4%
29,239		Agnico-Eagle Mines Ltd	999
519,734		Alimentation Couche Tard, Inc	25,998
11,361	e	AltaGas Income Trust	181
15,401		ARC Resources Ltd	172
3,218		Atco Ltd	94
27,758	*,e	Aurora Cannabis, Inc	267
816	*,m	Australis Capital, Inc	1
321,045		Bank of Montreal	26,481
107,158		Bank of Nova Scotia	6,387
147,321		Barrick Gold Corp (Canada)	1,630
67,254		BCE, Inc	2,725
21,812	*	Blackberry Ltd (New)	247
11,596		Boardwalk REIT	450
88,277	*	Bombardier, Inc	314
59,529		Brookfield Asset Management, Inc	2,650
73,392	*	BRP, Inc (Toronto)	3,443
11,764		CAE, Inc	239
17,463		Cameco Corp (Toronto)	199
4,638		Canadian Apartment Properties REIT	171
34,093		Canadian Imperial Bank of Commerce	3,195
31,475		Canadian National Railway Co	2,824
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

867,170		Canadian Natural Resources Ltd (Canada)	$28,332
183,033		Canadian Pacific Railway Ltd (Toronto)	38,718
93,598		Canadian Tire Corp Ltd	10,967
5,662	e	Canadian Utilities Ltd	139
6,367		CCL Industries	287
2,000,075		Cenovus Energy, Inc (Toronto)	20,084
10,727	*	CGI Group, Inc	692
6,077		Choice Properties REIT	57
11,386		CI Financial Corp	181
841		Constellation Software, Inc	618
23,542	e	Crescent Point Energy Corp	150
283,009	*	Descartes Systems Group, Inc	9,599
918,090		Dollarama, Inc	28,922
2,384		Emera, Inc	74
7,643		Empire Co Ltd	139
72,860		Enbridge, Inc (Toronto)	2,351
40,947		EnCana Corp	537
399,952		Entertainment One Ltd	2,154
22,896		Fairfax Financial Holdings Ltd	12,439
7,283		Finning International, Inc	178
11,083		First Capital Realty, Inc	167
18,165		Fortis, Inc	589
7,881		Franco-Nevada Corp	493
2,252		George Weston Ltd	170
8,932		Gildan Activewear, Inc	272
109,782		Goldcorp, Inc	1,119
13,042		Great-West Lifeco, Inc	316
22,915		H&R Real Estate Investment Trust	352
15,385		Husky Energy, Inc	270
13,744	g	Hydro One Ltd	209
3,263	e	IGM Financial, Inc	90
12,239		Imperial Oil Ltd	396
4,452		Industrial Alliance Insurance and Financial Services, Inc	178
61,730		Intact Financial Corp	5,133
16,037		Inter Pipeline Ltd	278
8,324		Keyera Corp	223
167,924	*	Kinaxis, Inc	12,628
53,746	*	Kinross Gold Corp	146
2,100		Linamar Corp	97
8,328		Loblaw Cos Ltd	428
14,552		Magna International, Inc	764
474,795		Manulife Financial Corp (Toronto)	8,488
1,349,982	*,e	MEG Energy Corp	8,393
162,061		Methanex Corp	12,793
10,198		Metro, Inc	317
14,724		National Bank of Canada	735
122,355	e	Nutrien Ltd (Toronto)	7,065
3,777		Onex Corp	258
10,979		Open Text Corp	418
21,666		Pembina Pipeline Income Fund	736
657,522		Power Corp Of Canada	14,284
32,058		Power Financial Corp	734
9,272	e	PrairieSky Royalty Ltd	163
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

220,617		Recipe Unlimited Corp	$4,969
192,935		Restaurant Brands International, Inc	11,437
10,055	e	Restaurant Brands International, Inc (Toronto)	595
53,127		RioCan Real Estate Investment Trust	1,015
77,442		Rogers Communications, Inc (Class B)	3,983
360,372		Royal Bank of Canada	28,888
9,713		Saputo, Inc	289
10,344	*	Seven Generations Energy Ltd	123
19,200		Shaw Communications, Inc (B Shares)	374
116,384	*	Shopify, Inc (Class A) (Toronto)	19,129
14,619		Smart Real Estate Investment Trust	345
7,480		SNC-Lavalin Group, Inc	305
365,626	*,g	Spin Master Corp	14,499
61,873		Sun Life Financial, Inc	2,460
1,441,814		Suncor Energy, Inc	55,791
22,487		Teck Cominco Ltd	542
8,613		TELUS Corp	317
12,152		Thomson Corp (Toronto)	554
732,426		Toronto-Dominion Bank	44,507
10,168		Tourmaline Oil Corp	179
266,739	e	TransCanada Corp	10,792
5,676	e	Vermilion Energy, Inc	187
156,430	e	West Fraser Timber Co Ltd	8,903
19,176		Wheaton Precious Metals Corp	336
4,444	e	WSP Global, Inc	243
		TOTAL CANADA	524,749

CHILE - 0.1%
257,873		AES Gener S.A.	74
176,805		Aguas Andinas S.A.	98
310,655		Antofagasta plc	3,452
4,226,277		Banco de Chile	644
2,775		Banco de Credito e Inversiones	188
11,087,998		Banco Santander Chile S.A.	887
253,825		Centros Comerciales Sudamericanos S.A.	603
10,123		Cia Cervecerias Unidas S.A.	141
530,974		Colbun S.A.	115
8,216,933		Corpbanca S.A.	85
18,546		Embotelladora Andina S.A.	72
8,765		Empresa Nacional de Telecomunicaciones S.A.	74
212,003		Empresas CMPC S.A.	856
83,324		Empresas COPEC S.A.	1,287
1,996,764		Enersis Chile S.A.	201
5,225,830		Enersis S.A.	805
19,413		Lan Airlines S.A.	185
28,086		Lundin Mining Corp	149
132,462		SACI Falabella	1,078
18,898		Sociedad Quimica y Minera de Chile S.A. (Class B)	867
		TOTAL CHILE	11,861

CHINA - 3.3%
92,500	g	3SBio, Inc	155
1,900	*	51job, Inc (ADR)	146
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

16,300	*	58.COM, Inc (ADR)	$1,200
130,000		AAC Technologies Holdings, Inc	1,342
116,000		Agile Property Holdings Ltd	164
5,030,000		Agricultural Bank of China	2,467
85,000		Agricultural Bank of China Ltd	48
134,000		Air China Ltd	129
14,000		Air China Ltd	17
5,900		Aisino Corp	24
736,046	*	Alibaba Group Holding Ltd (ADR)	121,271
250,000	*	Alibaba Health Information Technology Ltd	244
308,000	*,e	Aluminum Corp of China Ltd	137
92,000		Angang New Steel Co Ltd	82
9,100		Angang Steel Co Ltd	8
2,310,500		Anhui Conch Cement Co Ltd	13,874
9,800		Anhui Conch Cement Co Ltd (Class A)	52
79,000		Anta Sports Products Ltd	377
19,600		Anxin Trust Co Ltd	15
9,400		Autohome, Inc (ADR)	728
10,600		AVIC Aircraft Co Ltd	24
166,000		AviChina Industry & Technology Co	109
133,000	g	BAIC Motor Corp Ltd	107
69,770	*	Baidu, Inc (ADR)	15,955
31,400		Bank of Beijing Co Ltd	28
57,800		Bank of China Ltd	31
20,586,000		Bank of China Ltd (Hong Kong)	9,096
50,100		Bank of Communications Co Ltd	43
1,660,000		Bank of Communications Co Ltd (Hong Kong)	1,243
33,000		Bank of Jiangsu Co Ltd	31
22,700		Bank of Nanjing Co Ltd	25
12,900		Bank of Ningbo Co Ltd	33
13,140		Bank of Shanghai Co Ltd	23
25,800		Baoshan Iron & Steel Co Ltd	29
2,694	*,e	Baozun, Inc (ADR)	131
36,800		BBMG Corp	20
188,000		BBMG Corp	64
126,000		Beijing Capital International Airport Co Ltd	153
39,500		Beijing Enterprises Holdings Ltd	221
426,000		Beijing Enterprises Water Group Ltd	227
4,500		Beijing Tongrentang Co Ltd	21
77,800		BOE Technology Group Co Ltd	36
538,000		Brilliance China Automotive Holdings Ltd	868
46,500	e	Byd Co Ltd	331
2,700		BYD Co Ltd	19
49,500		BYD Electronic International Co Ltd	73
67,000	*	CAR, Inc	53
866,000	g	CGN Power Co Ltd	206
183,000		China Agri-Industries Holdings Ltd	71
9,579,000	*,†,e,m	China Animal Healthcare Ltd	12
700,000		China Cinda Asset Management Co Ltd	177
1,685,000		China Citic Bank	1,076
272,000		China Coal Energy Co	115
854,000		China Communications Construction Co Ltd (Hong Kong)	871
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

180,000		China Communications Services Corp Ltd	$166
301,500		China Conch Venture Holdings Ltd	1,053
15,833,000		China Construction Bank	13,840
26,300		China Construction Bank Corp	28
203,500	*	China COSCO Holdings Co Ltd	84
28,200		China Eastern Airlines Corp Ltd	23
104,000	e	China Eastern Airlines Corp Ltd (H Shares)	66
56,700		China Everbright Bank Co Ltd	32
236,000		China Everbright Bank Co Ltd (Hong Kong)	105
10,318,392		China Everbright International Ltd	8,909
76,000		China Everbright Ltd	136
536,000	*,e	China Evergrande Group	1,496
8,341		China Fortune Land Development Co Ltd	31
279,500		China Galaxy Securities Co Ltd	130
7,400		China Gezhouba Group Co Ltd	8
6,843		China Grand Automotive Services Co Ltd	6
751,000	g	China Huarong Asset Management Co Ltd	138
290,800		China Insurance International Holdings Co Ltd	1,019
80,000	g	China International Capital Corp Ltd	147
47,200		China International Marine Containers Group Co Ltd (Hong Kong)	50
2,800		China International Travel Service Corp Ltd	28
1,357,000		China Life Insurance Co Ltd	3,084
13,400	*,e,g	China Literature Ltd	84
245,000		China Longyuan Power Group Corp	206
103,000		China Medical System Holdings Ltd	143
490,000		China Mengniu Dairy Co Ltd	1,629
282,500		China Merchants Bank Co Ltd	1,142
22,300		China Merchants Bank Co Ltd (Class A)	100
102,000		China Merchants Holdings International Co Ltd	195
10,600		China Merchants Securities Co Ltd	20
6,100		China Merchants Shekou Industrial Zone Holdings Co Ltd	17
57,800		China Minsheng Banking Corp Ltd	53
1,253,400		China Minsheng Banking Corp Ltd (Hong Kong)	929
1,103,500		China Mobile Hong Kong Ltd	10,849
291,000	e	China Molybdenum Co Ltd	122
12,204,000		China National Building Material Co Ltd	10,823
24,300		China National Nuclear Power Co Ltd	21
154,000		China Oilfield Services Ltd	167
6,731,929		China Overseas Land & Investment Ltd	21,077
7,500		China Pacific Insurance Group Co Ltd	39
484,600		China Pacific Insurance Group Co Ltd (Hong Kong)	1,862
398,000		China Power International Development Ltd	88
152,500		China Railway Construction Corp	206
26,813		China Railway Construction Corp Ltd	44
292,000		China Railway Group Ltd	289
129,000	e,g	China Railway Signal & Communication Corp Ltd	91
550,000		China Reinsurance Group Corp	109
280,000		China Resources Beer Holdings Company Ltd	1,123
68,000		China Resources Gas Group Ltd	277
1,149,836		China Resources Land Ltd	4,029
119,500	g	China Resources Pharmaceutical Group Ltd	190
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

152,000		China Resources Power Holdings Co	$268
17,700		China Shenhua Energy Co Ltd	52
672,000		China Shenhua Energy Co Ltd (Hong Kong)	1,530
350,000	*,e	China Shipping Container Lines Co Ltd	47
120,000		China Shipping Development Co Ltd	60
134,000		China Southern Airlines Co Ltd	85
5,400		China Southern Airlines Co Ltd	5
47,520		China State Construction Engineering Corp Ltd	38
152,000	e	China State Construction International Holdings Ltd	161
2,682,000		China Telecom Corp Ltd	1,333
2,448,000	*,g	China Tower Corp Ltd	357
190,000		China Travel International Inv HK	61
1,128,000		China Unicom Ltd	1,318
38,500		China United Network Communications Ltd	31
2,362,900		China Vanke Co Ltd	7,790
10,200		China Vanke Co Ltd (Class A)	36
21,100		China Yangtze Power Co Ltd	50
151,600	e	China Zhongwang Holdings Ltd	74
1,320,000	*,e	Chong Sing Holdings FinTech Gr	71
65,900		Chongqing Changan Automobile Co Ltd	53
200,000		Chongqing Rural Commercial Bank	109
254,000		CIFI Holdings Group Co Ltd	116
1,062,000		Citic Pacific Ltd	1,582
173,000		CITIC Securities Co Ltd	307
21,200		CITIC Securities Co Ltd (Class A)	51
9,881,000		CNOOC Ltd	19,566
130,000		COSCO Pacific Ltd	143
5,665,000		Country Garden Holdings Co Ltd	7,139
74,379	*	Country Garden Services Holdings Co Ltd	126
324,000		CRRC Corp Ltd	295
25,000		CRRC Corp Ltd (Class A)	31
830,000		CSPC Pharmaceutical Group Ltd	1,756
71,600	*	Ctrip.com International Ltd (ADR)	2,661
162,500	e,g	Dali Foods Group Co Ltd	117
25,000		Daqin Railway Co Ltd	30
278,000		Datang International Power Generation Co Ltd	70
204,000		Dongfeng Motor Group Co Ltd	210
135,600		ENN Energy Holdings Ltd	1,179
15,200	*	Fang Holdings Ltd (ADR)	39
8,100		Fangda Carbon New Material Co Ltd	26
166,000		Far East Horizon Ltd	158
32,600		Focus Media Information Technology Co Ltd	40
4,900		Foshan Haitian Flavouring & Food Co Ltd	56
189,500		Fosun International	334
378,000		Franshion Properties China Ltd	172
130,000		Future Land Development Holdin	84
38,800	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	141
17,300	*,e	GDS Holdings Ltd (ADR)	608
880,000		Geely Automobile Holdings Ltd	1,753
13,100		Gemdale Corp	17
56,000	*,e	Genscript Biotech Corp	94
120,000		GF Securities Co Ltd	153
8,500		GF Securities Co Ltd (Class A)	17
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

864,000	*,e	GOME Electrical Appliances Holdings Ltd	$88
231,500	e	Great Wall Motor Co Ltd	147
4,000	*	Gree Electric Appliances, Inc of Zhuhai	23
27,200		Greenland Holdings Corp Ltd	25
65,000		Greentown China Holdings Ltd	61
82,000		Greentown Service Group Co Ltd	66
224,000		Guangdong Investments Ltd	397
214,000		Guangzhou Automobile Group Co Ltd	236
3,800		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	20
4,802,600		Guangzhou R&F Properties Co Ltd	8,811
8,300		Guotai Junan Securities Co Ltd	18
52,600	e,g	Guotai Junan Securities Co Ltd (Hong Kong)	108
50,000		Haitian International Holdings Ltd	111
247,600		Haitong Securities Co Ltd	225
25,100		Haitong Securities Co Ltd (Class A)	33
11,100		Hangzhou Hikvision Digital Technology Co Ltd	46
3,600		Han’s Laser Technology Industry Group Co Ltd	22
6,800		Henan Shuanghui Investment & Development Co Ltd	26
133,500		Hengan International Group Co Ltd	1,227
1,624,000	*	HengTen Networks Group Ltd	61
16,900		Hesteel Co Ltd	8
31,000	g	Hua Hong Semiconductor Ltd	66
158,000		Huadian Power International Co	62
4,500		Huadong Medicine Co Ltd	27
332,000		Huaneng Power International, Inc (Hong Kong)	218
386,000		Huaneng Renewables Corp Ltd	115
128,200	*,g	Huatai Securities Co Ltd	183
10,200	*	Huatai Securities Co Ltd (Class A)	23
21,900		Huaxia Bank Co Ltd	26
9,600		Huazhu Group Ltd (ADR)	310
2,600		Hundsun Technologies, Inc	21
3,400		Iflytek Co Ltd	14
12,883,000		Industrial & Commercial Bank of China	9,406
58,800		Industrial & Commercial Bank of China Ltd	49
24,400		Industrial Bank Co Ltd	57
89,300		Inner Mongolia BaoTou Steel Union Co Ltd	22
8,600		Inner Mongolia Yili Industrial Group Co Ltd	32
124,900		Inner Mongolia Yitai Coal Co	150
121,800	*	JD.com, Inc (ADR)	3,178
104,000		Jiangsu Express	133
4,900		Jiangsu Hengrui Medicine Co Ltd	45
1,900		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	35
108,000		Jiangxi Copper Co Ltd	126
11,258		Jiangxi Copper Co Ltd (Class A)	24
3,700		Jiangxi Ganfeng Lithium Co Ltd	18
74,070		Jiayuan International Group Ltd	127
153,000		Kaisa Group Holdings Ltd	49
15,000		Kangmei Pharmaceutical Co Ltd	48
10,010,000	e	Kingdee International Software Group Co Ltd	10,865
62,000		Kingsoft Corp Ltd	118
1,400		Kweichow Moutai Co Ltd	149
93,064		KWG Property Holding Ltd	85
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

28,300	g	Legend Holdings Corp	$87
526,000		Lenovo Group Ltd	383
102,000		Logan Property Holdings Co Ltd	115
108,000		Longfor Properties Co Ltd	278
11,570		Luxshare Precision Industry Co Ltd	26
8,626,000	e,g	Luye Pharma Group Ltd	7,723
4,600		Luzhou Laojiao Co Ltd	32
9,712		Maanshan Iron & Steel Co Ltd	6
8,300		Meinian Onehealth Healthcare Holdings Co Ltd	21
123,500	*,g	Meitu, Inc	86
35,900		Metallurgical Corp of China Ltd	19
277,000		Metallurgical Corp of China Ltd (Hong Kong)	78
15,200	m	Midea Group Co Ltd	89
32,000	e	Minth Group Ltd	132
200,600	*	Momo, Inc (ADR)	8,786
16,300		NARI Technology Co Ltd	42
13,600		Netease.com (ADR)	3,104
5,200		New China Life Insurance Co Ltd	38
60,800		New China Life insurance Co Ltd (Hong Kong)	291
24,500		New Oriental Education & Technology Group (ADR)	1,813
2,100	*,e	Noah Holdings Ltd (ADR)	89
24,000		Offshore Oil Engineering Co Ltd	24
9,400		O-film Tech Co Ltd	18
569,000		People’s Insurance Co Group of China Ltd	255
1,258,000		PICC Property & Casualty Co Ltd	1,481
114,772	*,e	Pinduoduo, Inc (ADR)	3,017
21,700		Ping An Bank Co Ltd	35
8,102,500		Ping An Insurance Group Co of China Ltd	82,080
11,800		Ping An Insurance Group Co of China Ltd (Class A)	117
13,100		Poly Real Estate Group Co Ltd	23
240,000	g	Postal Savings Bank of China Co Ltd	151
20,200		Power Construction Corp of China Ltd	16
8,200		Qingdao Haier Co Ltd	20
13,600		SAIC Motor Corp Ltd	66
14,700		Sanan Optoelectronics Co Ltd	35
27,600		Sany Heavy Industry Co Ltd	36
213,500	*	Semiconductor Manufacturing International Corp	230
32,100		Shaanxi Coal Industry Co Ltd	41
7,800		Shandong Gold Mining Co Ltd	27
156,000		Shandong Weigao Group Medical Polymer Co Ltd	154
256,000	e	Shanghai Electric Group Co Ltd (Hong Kong)	91
5,700		Shanghai Fosun Pharmaceutical Group Co Ltd	26
41,500		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	163
41,000		Shanghai Industrial Holdings Ltd	91
4,200		Shanghai International Airport Co Ltd	36
224,991		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	309
8,200		Shanghai Pharmaceuticals Holding Co Ltd	24
70,200		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	176
31,700		Shanghai Pudong Development Bank Co Ltd	49
18,700		Shanxi Lu’an Environmental Energy Development Co Ltd	22
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

25,200		Shanxi Xishan Coal & Electricity Power Co Ltd	$24
74,500		Shenzhen International Holdings Ltd	154
282,000		Shenzhen Investment Ltd	90
8,100		Shenzhen Overseas Chinese Town Co Ltd	7
135,000		Shenzhou International Group Holdings Ltd	1,732
86,000		Shimao Property Holdings Ltd	214
289,500		Shui On Land Ltd	67
293,000		Sihuan Pharmaceutical Holdings	60
10,640	*	Sina Corp	739
229,500		Sino-Ocean Land Holdings Ltd	101
107,500		Sinopec Engineering Group Co Ltd	123
15,426,000		Sinopec Shanghai Petrochemical Co Ltd	9,408
223,200		Sinopharm Group Co	1,092
175,000		Sinotrans Ltd	71
51,500	e	Sinotruk Hong Kong Ltd	112
168,500		Soho China Ltd	66
424,000		Sunac China Holdings Ltd	1,299
14,200		Suning.com Co Ltd	28
959,600		Sunny Optical Technology Group Co Ltd	11,079
59,200	*	TAL Education Group (ADR)	1,522
19,000		TBEA Co Ltd	20
3,661,700		Tencent Holdings Ltd	149,510
4,200		Tianqi Lithium Corp	23
148,000		Tingyi Cayman Islands Holding Corp	272
48,000		Tong Ren Tang Technologies Co Ltd	70
72,000		Travelsky Technology Ltd	187
28,000		Tsingtao Brewery Co Ltd	131
104,000	e	Uni-President China Holdings Ltd	111
72,500	*	Vipshop Holdings Ltd (ADR)	452
368,000	e	Want Want China Holdings Ltd	310
140,900	*,e	Weibo Corp (ADR)	10,304
145,000		Weichai Power Co Ltd	180
18,300		Weichai Power Co Ltd (Class A)	23
20,600		Western Securities Co Ltd	24
172,000		Winteam Pharmaceutical Group Ltd	117
4,700		Wuliangye Yibin Co Ltd	46
35,500	*,g	Wuxi Biologics Cayman, Inc	359
51,000		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	55
238,862	e	Xinyi Solar Holdings Ltd	74
2,460,000	*,e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	7,621
95,049		Yangzijiang Shipbuilding	86
154,000		Yanzhou Coal Mining Co Ltd	178
16,900		Yonghui Superstores Co Ltd	20
5,200		Yonyou Network Technology Co Ltd	21
47,856,000		Yuexiul Property Co Ltd	8,541
1,221,491		Yum China Holdings, Inc	42,887
3,200	m	Yunnan Baiyao Group Co Ltd	33
132,000		Yuzhou Properties Co	54
8,100	*	YY, Inc (ADR)	607
1,900		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	28
128,000	e	Zhaojin Mining Industry Co Ltd	99
8,700		Zhejiang Dahua Technology Co Ltd	19
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

124,000		Zhejiang Expressway Co Ltd	$103
15,500		Zhejiang Longsheng Group Co Ltd	22
12,300	*,e,g	ZhongAn Online P&C Insurance Co Ltd	50
46,900		Zhongjin Gold Corp Ltd	46
44,000		Zhongsheng Group Holdings Ltd	107
41,200		Zhuzhou CSR Times Electric Co Ltd	235
474,000		Zijin Mining Group Co Ltd	182
53,700		Zijin Mining Group Co Ltd (Class A)	28
7,200	*	ZTE Corp	19
56,000	*	ZTE Corp	102
		TOTAL CHINA	714,040

COLOMBIA - 0.0%
15,549		BanColombia S.A.	167
31,783		BanColombia S.A. (Preference)	336
26,846		Cementos Argos S.A.	70
407,478		Ecopetrol S.A.	554
18,216		Grupo Argos S.A.	100
250,981		Grupo Aval Acciones y Valores	99
16,172		Grupo de Inversiones Suramericana S.A.	190
7,897		Grupo de Inversiones Suramericana S.A. (Preference)	91
31,489		Interconexion Electrica S.A.	142
		TOTAL COLOMBIA	1,749

CZECH REPUBLIC - 0.0%
12,191		CEZ AS	312
5,271		Komercni Banka AS	216
1,346,597	g	Moneta Money Bank AS	4,955
3,636		Telefonica O2 Czech Republic AS	42
		TOTAL CZECH REPUBLIC	5,525

DENMARK - 0.8%
165		AP Moller - Maersk AS (Class A)	216
274		AP Moller - Maersk AS (Class B)	385
4,503		Carlsberg AS (Class B)	540
4,238		Christian Hansen Holding	430
28,389		Coloplast AS	2,900
30,979		Danske Bank AS	812
160,860		Dfds A.S.	7,956
255,994		DSV AS	23,262
7,197	*	Genmab AS	1,130
209,692		GN Store Nord	10,207
2,979		H Lundbeck AS	184
6,927		ISS A.S.	243
1,777,097		Novo Nordisk AS	83,639
9,587		Novozymes AS	526
475,952	g	Orsted AS	32,342
4,656	e	Pandora AS	291
340,643		Sydbank AS	10,015
4,937		Tryg A.S.	123
8,522		Vestas Wind Systems AS	576
4,789	*	William Demant Holding A.S.	180
		TOTAL DENMARK	175,957
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

EGYPT - 0.0%
71,682		Commercial International Bank	$332
59,925		Eastern Tobacco	63
49,980		ElSwedy Cables Holding Co	50
		TOTAL EGYPT	445

FINLAND - 0.5%
198,396		Amer Sports Oyj (A Shares)	8,107
46,387	e	Citycon Oyj	97
5,970		Elisa Oyj (Series A)	253
232,421		Fortum Oyj	5,825
14,551		Kone Oyj (Class B)	777
4,898		Metso Oyj	173
5,474		Neste Oil Oyj	451
959,949		Nokia Oyj (Turquoise)	5,337
67,408		Nokian Renkaat Oyj	2,759
4,223		Orion Oyj (Class B)	160
1,248,000		Outokumpu Oyj	7,319
718,814		Sampo Oyj (A Shares)	37,198
607,445		Stora Enso Oyj (R Shares)	11,600
17,395		Technopolis plc	94
410,065		UPM-Kymmene Oyj	16,082
567,740		Valmet Corp	12,646
18,679	e	Wartsila Oyj (B Shares)	364
		TOTAL FINLAND	109,242

FRANCE - 3.4%
251,787		Accor S.A.	12,935
1,292		Aeroports de Paris	291
18,261		Air Liquide	2,398
595,213		Airbus SE	74,725
6,800		Alstom RGPT	304
2,587	g	Amundi S.A.	194
357,684		Arkema	44,327
4,047		Atos Origin S.A.	482
83,002		AXA S.A.	2,224
1,774	e	BioMerieux	148
209,252		BNP Paribas	12,814
38,026		Bollore	164
9,324		Bouygues S.A.	403
11,540		Bureau Veritas S.A.	298
86,743		Cap Gemini S.A.	10,921
25,259		Carrefour S.A.	484
2,463	e	Casino Guichard Perrachon S.A.	104
7,147		CNP Assurances	172
21,461		Compagnie de Saint-Gobain	925
1,055,370		Credit Agricole S.A.	15,171
539,426		Danone	41,922
104		Dassault Aviation S.A.	192
303,886		Dassault Systemes S.A.	45,473
9,913		Edenred	378
3,140		Eiffage S.A.	351
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

73,520		Electricite de France	$1,293
27,415		Essilor International S.A.	4,058
1,991		Eurazeo	157
7,660		Eutelsat Communications	181
220,850		Faurecia	13,282
3,831		Fonciere Des Regions	400
235,601		Gaz de France	3,469
4,924		Gecina S.A.	822
19,598		Groupe Eurotunnel S.A.	250
1,346		Hermes International	892
6,104		Icade	564
1,082	e	Iliad S.A.	141
1,553		Imerys S.A.	115
2,557		Ingenico	194
13,207		Ipsen	2,223
3,112		JC Decaux S.A.	114
77,686		Kering	41,667
32,175		Klepierre	1,143
11,353		Legrand S.A.	828
164,718		L’Oreal S.A.	39,711
53,098		LVMH Moet Hennessy Louis Vuitton S.A.	18,763
7,303		Michelin (C.G.D.E.) (Class B)	872
38,134		Natixis	259
244,093		Orange S. A.	3,884
9,063		Pernod-Ricard S.A.	1,486
409,158		Peugeot S.A.	11,037
8,737		Publicis Groupe S.A.	522
10,970		Remy Cointreau S.A.	1,431
224,679		Renault S.A.	19,435
13,306		Rexel S.A.	200
125,208		Safran S.A.	17,532
977,147		Sanofi-Aventis	87,305
638,388		Schneider Electric S.A.	51,261
7,259		SCOR SE	336
967		SEB S.A.	164
1,154		Societe BIC S.A.	106
32,826		Societe Generale	1,410
3,887		Sodexho Alliance S.A.	412
48,598		Suez Environnement S.A.	691
290,595		Teleperformance	54,822
4,503		Thales S.A.	640
606,019		Total S.A.	39,404
105,601	*	Ubisoft Entertainment	11,403
19,573		Unibail-Rodamco-Westfield	3,943
10,300		Valeo S.A.	446
66,272		Veolia Environnement	1,322
229,744		Vinci S.A.	21,858
44,194		Vivendi Universal S.A.	1,137
1,220		Wendel	182
		TOTAL FRANCE	731,567

GERMANY - 2.1%
46,116		Adidas-Salomon AG.	11,278
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

2,319	g	ADO Properties S.A.	$139
170,706		Allianz AG.	37,993
197,306		Alstria Office REIT-AG.	2,926
1,951		Axel Springer AG.	131
86,721		BASF SE	7,695
126,271		Bayer AG.	11,200
14,220		Bayerische Motoren Werke AG.	1,281
2,287		Bayerische Motoren Werke AG. (Preference)	179
158,549		Beiersdorf AG.	17,872
1,194,461		Borussia Dortmund GmbH & Co KGaA	10,630
6,727		Brenntag AG.	415
44,447	*	Commerzbank AG.	462
15,258		Continental AG.	2,651
159,625	g	Covestro AG.	12,921
188,766		Daimler AG. (Registered)	11,896
3,951	*,g	Delivery Hero AG.	190
61,544		Deutsche Annington Immobilien SE	3,010
86,201		Deutsche Bank AG. (Registered)	982
8,194		Deutsche Boerse AG.	1,096
4,058		Deutsche Euroshop AG.	131
10,095		Deutsche Lufthansa AG.	248
136,679		Deutsche Post AG.	4,860
929,882		Deutsche Telekom AG.	14,970
46,185		Deutsche Wohnen AG.	2,218
115,628		Drillisch AG.	5,621
1,709,607		E.ON AG.	17,396
7,111		Evonik Industries AG.	254
1,734		Fraport AG. Frankfurt Airport Services Worldwide	153
133,663		Fresenius Medical Care AG.	13,733
49,179		Fresenius SE	3,606
2,865		Fuchs Petrolub AG. (Preference)	160
7,612		GEA Group AG.	271
9,277		Grand City Properties S.A.	241
2,649		Hannover Rueckversicherung AG.	374
6,257		HeidelbergCement AG.	489
4,413		Henkel KGaA	468
7,618		Henkel KGaA (Preference)	893
888		Hochtief AG.	147
2,792		Hugo Boss AG.	215
48,338		Infineon Technologies AG.	1,100
5,694	*	Innogy SE	242
7,565		K&S AG.	159
3,032		KION Group AG.	186
3,857		Lanxess AG.	282
5,798		LEG Immobilien AG.	689
455,274		Linde AG. (Tender)	107,516
1,376		MAN AG.	150
17,901		Merck KGaA	1,850
7,846		Metro Wholesale & Food Specialist AG.	123
2,223		MTU Aero Engines Holding AG.	501
6,372		Muenchener Rueckver AG.	1,407
54,674		Osram Licht AG.	2,171
464,504	*	Paion AG.	1,300
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

6,544		Porsche AG.	$441
9,919		ProSiebenSat. Media AG.	257
302		Puma AG. Rudolf Dassler Sport	149
171,617		RWE AG.	4,237
210,026		SAP AG.	25,826
1,525		Sartorius AG.	247
7,455		Schaeffler AG.	95
323,034	g	Scout24 AG.	15,046
163,321		Siemens AG.	20,883
55,461	*,g	Siemens Healthineers AG.	2,439
5,377		Symrise AG.	490
11,596		TAG Tegernsee Immobilien und Beteiligungs AG.	276
30,253		Telefonica Deutschland Holding AG.	128
1,523,910		ThyssenKrupp AG.	38,443
5,798		TLG Immobilien AG.	151
18,817		TUI AG. (DI)	361
8,612		Uniper SE	265
5,363		United Internet AG.	254
1,561		Volkswagen AG.	271
7,755		Volkswagen AG. (Preference)	1,362
128,718		Wirecard AG.	27,848
4,763	*,g	Zalando SE	185
		TOTAL GERMANY	458,725

GREECE - 0.0%
94,373	*	Alpha Bank AE	136
125,344	*	Eurobank Ergasias S.A.	95
5,760	*,†,m	Hellenic Duty Free Shops S.A.	8
17,402		Hellenic Telecommunications Organization S.A.	213
7,350		JUMBO S.A.	109
6,053		Motor Oil Hellas Corinth Refineries S.A.	158
35,142	*	National Bank of Greece S.A.	71
15,340		OPAP S.A.	161
17,981	*	Piraeus Bank S.A.	39
2,758		Titan Cement Co S.A.	69
		TOTAL GREECE	1,059

HONG KONG - 0.8%
4,928,758		AIA Group Ltd	43,949
1,040,000	*,e	Alibaba Pictures Group Ltd	142
11,918		ASM Pacific Technology	122
172,923		Bank of East Asia Ltd	644
160,353		BOC Hong Kong Holdings Ltd	761
99,000		Cathay Pacific Airways Ltd	149
228,000	*	China First Capital Group Ltd	122
317,200		China Gas Holdings Ltd	898
182,000		China Resources Cement Holdings Ltd	212
113,125		CK Asset Holdings Ltd	848
117,043		CK Hutchison Holdings Ltd	1,347
60,953		CK Infrastructure Holdings Ltd	482
220,454		CLP Holdings Ltd	2,582
14,700		Dairy Farm International Holdings Ltd	132
502,500	e	Fullshare Holdings Ltd	241
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

102,803		Galaxy Entertainment Group Ltd	$649
947,000	*,e	GCL Poly Energy Holdings Ltd	67
95,000		Haier Electronics Group Co Ltd	257
39,000		Hang Lung Group Ltd	104
396,576		Hang Lung Properties Ltd	774
97,172		Hang Seng Bank Ltd	2,637
196,257		Henderson Land Development Co Ltd	986
121,500	e	HK Electric Investments & HK Electric Investments Ltd	123
154,660		HKT Trust and HKT Ltd	213
1,183,528		Hong Kong & China Gas Ltd	2,346
169,488		Hong Kong Electric Holdings Ltd	1,178
81,707		Hong Kong Exchanges and Clearing Ltd	2,335
249,485		Hongkong Land Holdings Ltd	1,652
4,760		Hopewell Highway Infrastructure Ltd	3
84,760		Hysan Development Co Ltd	428
9,400		Jardine Matheson Holdings Ltd	590
9,600		Jardine Strategic Holdings Ltd	348
108,526		Kerry Properties Ltd	369
51,000		Kingboard Chemical Holdings Ltd	166
82,000		Kingboard Laminates Holdings Ltd	73
121,000		Lee & Man Paper Manufacturing Ltd	112
263,027		Li & Fung Ltd	59
182,026		Link REIT	1,792
3,971,871		Melco Crown Entertainment Ltd (ADR)	84,005
64,678	e	MTR Corp	340
820,492		New World Development Co Ltd	1,114
121,000		Nine Dragons Paper Holdings Ltd	130
57,638		NWS Holdings Ltd	114
187,262		PCCW Ltd	109
3,825,992		Shangri-La Asia Ltd	5,663
1,216,000		Sino Biopharmaceutical	1,131
144,365		Sino Land Co	247
88,611		SJM Holdings Ltd	82
146,000		Skyworth Digital Holdings Ltd	41
114,000		SSY Group Ltd	110
178,000		Sun Art Retail Group Ltd	231
184,468		Sun Hung Kai Properties Ltd	2,677
22,628		Swire Pacific Ltd (Class A)	248
413,216		Swire Properties Ltd	1,565
58,402		Techtronic Industries Co	373
90,000		Towngas China Co Ltd	79
380,500	g	WH Group Ltd	267
154,053		Wharf Holdings Ltd	419
558,053		Wharf Real Estate Investment Co Ltd	3,595
35,334		Wheelock & Co Ltd	212
31,912		Yue Yuen Industrial Holdings	89
		TOTAL HONG KONG	172,733

HUNGARY - 0.1%
1,093,044		MOL Hungarian Oil & Gas plc	11,773
15,056		OTP Bank	558
8,815		Richter Gedeon Rt	165
		TOTAL HUNGARY	12,496
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

INDIA - 0.9%
41,466		Ambuja Cements Ltd	$128
82,316		Ashok Leyland Ltd	135
20,883		Asian Paints Ltd	373
18,452		Aurobindo Pharma Ltd	190
9,052	*,g	Avenue Supermarts Ltd	174
126,973	*	Axis Bank Ltd	1,075
12,402		Bajaj Finance Ltd	371
2,708		Bajaj Finserv Ltd	225
5,800		Bajaj Holdings and Investment Ltd	215
14,255		Bharat Forge Ltd	118
56,707		Bharat Heavy Electricals	54
59,921		Bharat Petroleum Corp Ltd	309
98,958		Bharti Airtel Ltd	462
23,689	*	Bharti Infratel Ltd	86
498	*	Bosch Ltd	137
2,133		Britannia Industries Ltd	171
13,999		Cadila Healthcare Ltd	75
24,574	*	Cipla Ltd	222
61,340		Coal India Ltd	225
345,718		Container Corp Of India Ltd	2,993
38,340		Dabur India Ltd	226
8,050		Dr Reddy’s Laboratories Ltd	280
941		Eicher Motors Ltd	314
57,089		GAIL India Ltd	299
9,395		Glenmark Pharmaceuticals Ltd	82
43,648		Godrej Consumer Products Ltd	463
23,103	*	Grasim Industries Ltd	326
17,687	*	Havells India Ltd	145
39,640		HCL Technologies Ltd	595
662,363		HDFC Bank Ltd	18,296
3,414		Hero Honda Motors Ltd	138
83,519		Hindalco Industries Ltd	265
115,650		Hindustan Lever Ltd	2,567
3,030,706		Hindustan Petroleum Corp Ltd	10,510
274,415		Housing Development Finance Corp	6,642
420,111		ICICI Bank Ltd	1,773
381,852		ICICI Bank Ltd (ADR)	3,242
132,471	*	Idea Cellular Ltd	71
3,376,643		Indiabulls Housing Finance Ltd	39,933
122,499		Indian Oil Corp Ltd	259
620,559		Infosys Technologies Ltd	6,234
6,135	g	InterGlobe Aviation Ltd	70
610,547		ITC Ltd	2,508
60,630		JSW Steel Ltd	319
33,718		Larsen & Toubro Ltd	592
20,125		LIC Housing Finance Ltd	116
15,539	*	Lupin Ltd	193
21,244	*	Mahindra & Mahindra Financial Services Ltd	117
130,903		Mahindra & Mahindra Ltd	1,555
32,652		Marico Ltd	150
18,701		Maruti Suzuki India Ltd	1,896
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

43,617	*	Motherson Sumi Systems Ltd	$155
36,428	*	Mundra Port and Special Economic Zone Ltd	165
1,664		Nestle India Ltd	223
142,039		NTPC Ltd	327
391		Page Industries Ltd	177
55,761		Petronet LNG Ltd	173
9,138	*	Pidilite Industries Ltd	132
5,716		Piramal Healthcare Ltd	181
112,331		Power Grid Corp of India Ltd	292
202,943	*	Puravankara Projects Ltd	178
1,845,314		Reliance Industries Ltd	32,033
45,443		Rural Electrification Corp Ltd	61
93,640	*	Sesa Sterlite Ltd	300
587		Shree Cement Ltd	137
365,076		Shriram Transport Finance Co Ltd	5,798
4,671		Siemens India Ltd	61
126,053	*	State Bank of India	462
59,486	*	Sun Pharmaceutical Industries Ltd	511
851,610	*	Tata Chemicals Ltd	8,137
160,301		Tata Consultancy Services Ltd	4,829
279,575	*	Tata Motors Ltd	863
76,900		Tata Power Co Ltd	70
24,746		Tata Steel Ltd	199
1,004,294	*	Tech Mahindra Ltd	10,329
22,101		Titan Industries Ltd	246
16,404	*	Ultra Tech Cement Ltd	919
25,234	*	United Phosphorus Ltd	231
20,613	*	United Spirits Ltd	146
80,210		Wipro Ltd	358
4,501,361		Yes Bank Ltd	11,414
33,593		ZEE Telefilms Ltd	203
		TOTAL INDIA	187,224

INDONESIA - 0.1%
1,223,700		Adaro Energy Tbk	151
9,854,600		Bank Rakyat Indonesia	2,082
164,600		Indofood CBP Sukses Makmur Tbk	98
3,566,600		PT Astra International Tbk	1,757
1,762,900		PT Bank Central Asia Tbk	2,855
197,900		PT Bank Danamon Indonesia Tbk	96
14,581,112		PT Bank Mandiri Persero Tbk	6,570
522,000		PT Bank Negara Indonesia	259
276,100		PT Bank Tabungan Negara Tbk	49
414,900	*	PT Bumi Serpong Damai	32
518,800		PT Charoen Pokphand Indonesia Tbk	177
33,900		PT Gudang Garam Tbk	168
653,800		PT Hanjaya Mandala Sampoerna Tbk	169
192,800		PT Indah Kiat Pulp and Paper Corp Tbk	224
126,000		PT Indocement Tunggal Prakarsa Tbk	156
301,200		PT Indofood Sukses Makmur Tbk	119
136,300		PT Jasa Marga Tbk	41
1,420,200		PT Kalbe Farma Tbk	132
169,300		PT Matahari Department Store Tbk	79
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

1,013,500		PT Pakuwon Jati Tbk	$35
761,400		PT Perusahaan Gas Negara Persero Tbk	115
200,000		PT Semen Gresik Persero Tbk	133
383,500		PT Surya Citra Media Tbk	48
8,970,100		PT Telekomunikasi Indonesia Persero Tbk	2,196
108,900		PT Unilever Indonesia Tbk	344
134,500		PT United Tractors Tbk	298
299,500		PT Waskita Karya Persero Tbk	34
126,500		Tower Bersama Infrastructure	48
		TOTAL INDONESIA	18,465

IRELAND - 0.5%
377,276	*	AerCap Holdings NV	21,701
319,724		AIB Group plc	1,634
905,051		Bank of Ireland Group plc	6,921
647,784		CRH plc	21,192
2,302,262		Green REIT plc	4,036
6,039,827		Hibernia REIT plc	9,958
147,992	*,†,m	Irish Bank Resolution Corp Ltd	0
19,644		James Hardie Industries NV	298
58,613		Kerry Group plc (Class A)	6,482
577,276		Keywords Studios plc	14,672
3,556		Paddy Power plc	303
4,593	*	Ryanair Holdings plc	70
240	*	Ryanair Holdings plc (ADR)	23
633,425		Smurfit Kappa Group plc	25,069
		TOTAL IRELAND	112,359

ISRAEL - 0.1%
1,823		Azrieli Group	93
141,792		Bank Hapoalim Ltd	1,038
182,297		Bank Leumi Le-Israel	1,201
89,329		Bezeq Israeli Telecommunication Corp Ltd	103
5,477	*	Check Point Software Technologies	645
1,009		Elbit Systems Ltd	128
1,656		Frutarom Industries Ltd	172
27,367		Israel Chemicals Ltd	166
21,992		Mizrahi Tefahot Bank Ltd	385
2,609	*	Nice Systems Ltd	297
526,588		Teva Pharmaceutical Industries Ltd (ADR)	11,343
		TOTAL ISRAEL	15,571

ITALY - 0.7%
7,569,859		A2A S.p.A.	13,128
439,600		Amplifon S.p.A.	9,746
51,417		Assicurazioni Generali S.p.A.	886
20,579		Autostrade S.p.A.	427
1,833,504		Banca Intesa S.p.A.	4,672
231,935	e	Beni Stabili S.p.A.	202
58,102		Brunello Cucinelli S.p.A	2,261
1,033,305		Davide Campari-Milano S.p.A	8,799
1,059,819		Enel S.p.A.	5,417
108,772	e	ENI S.p.A.	2,050
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

85,751		Ferrari NV	$11,779
17,311		Finmeccanica S.p.A.	208
3,027,943		Iride S.p.A.	7,424
280,539		Luxottica Group S.p.A.	19,013
557,158		Mediobanca S.p.A.	5,545
531,682		Moncler S.p.A	22,877
17,209	*,g	Pirelli & C S.p.A	144
22,100	g	Poste Italiane S.p.A	176
8,890,281		Prada S.p.A	42,478
10,075		Prysmian S.p.A.	234
4,476		Recordati S.p.A.	151
97,234		Snam Rete Gas S.p.A.	404
259,657		Telecom Italia RSP	139
473,430	*	Telecom Italia S.p.A.	286
59,520		Terna Rete Elettrica Nazionale S.p.A.	318
85,699		UniCredit S.p.A.	1,286
		TOTAL ITALY	160,050

JAPAN - 7.0%
1,210		ABC-Mart, Inc	67
17,000	e	Acom Co Ltd	69
121		Activia Properties Inc	524
26,846		Aeon Co Ltd	647
4,852		AEON Financial Service Co Ltd	100
4,497		Aeon Mall Co Ltd	77
19,872		Air Water, Inc	365
414,790		Aisin Seiki Co Ltd	20,208
19,568		Ajinomoto Co, Inc	336
29,105		Alfresa Holdings Corp	780
9,150	e	All Nippon Airways Co Ltd	320
8,132		Alps Electric Co Ltd	207
14,844		Amada Co Ltd	158
5,184		Aozora Bank Ltd	185
15,751		Asahi Breweries Ltd	683
288,701		Asahi Glass Co Ltd	11,982
165,325		Asahi Kasei Corp	2,507
35,400		Ashikaga Holdings Co Ltd	122
7,000		Asics Corp	104
381,900		Astellas Pharma, Inc	6,669
62,421		Bank of Kyoto Ltd	3,258
3,053		Benesse Holdings Inc	87
205		BLife Investment Corp	469
26,530		Bridgestone Corp	1,003
10,085		Brother Industries Ltd	199
3,400		Calbee, Inc	112
42,777		Canon, Inc	1,356
7,533	e	Casio Computer Co Ltd	123
6,144		Central Japan Railway Co	1,279
1,900	e	Century Leasing System, Inc	118
27,162		Chiba Bank Ltd	186
95,706		Chubu Electric Power Co, Inc	1,450
67,169		Chugai Pharmaceutical Co Ltd	4,318
12,566	e	Chugoku Electric Power Co, Inc	161
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

5,600		Coca-Cola West Japan Co Ltd	$150
46,400		Concordia Financial Group Ltd	227
45,000		Cosmo Energy Holdings Co Ltd	1,853
5,768		Credit Saison Co Ltd	94
4,300		CyberAgent, Inc	229
4,900	*,e	CYBERDYNE, Inc	39
10,238		Dai Nippon Printing Co Ltd	238
12,046		Daicel Chemical Industries Ltd	140
4,300		Daifuku Co Ltd	219
1,208,111		Dai-ichi Mutual Life Insurance Co	25,183
248,894		Daiichi Sankyo Co Ltd	10,789
81,455		Daikin Industries Ltd	10,842
7,749		Daito Trust Construction Co Ltd	999
24,256		Daiwa House Industry Co Ltd	719
70,080		Daiwa Securities Group, Inc	426
4,600		Dena Co Ltd	81
19,087		Denso Corp	1,008
9,455		Dentsu, Inc	439
1,200		Disco Corp	201
5,133		Don Quijote Co Ltd	260
114,197		East Japan Railway Co	10,608
10,728		Eisai Co Ltd	1,045
6,493		Electric Power Development Co	180
169,500		en-japan, Inc	8,506
2,644		FamilyMart Co Ltd	276
8,285		Fanuc Ltd	1,559
2,483		Fast Retailing Co Ltd	1,258
5,164		Fuji Electric Holdings Co Ltd	207
26,439		Fuji Heavy Industries Ltd	810
501,286		Fujifilm Holdings Corp	22,552
371,399		Fujitsu Ltd	26,458
6,147		Fukuoka Financial Group, Inc	169
20		GLP J-Reit	19
328,800		GMO Payment Gateway, Inc	20,368
9,400		Hakuhodo DY Holdings, Inc	165
6,100		Hamamatsu Photonics KK	243
10,093		Hankyu Hanshin Holdings, Inc	358
932		Hikari Tsushin, Inc	184
10,882		Hino Motors Ltd	119
1,373		Hirose Electric Co Ltd	150
8,875		Hisamitsu Pharmaceutical Co, Inc	681
13,985		Hitachi Chemical Co Ltd	285
4,733		Hitachi Construction Machinery Co Ltd	158
2,800		Hitachi High-Technologies Corp	97
1,273,959		Hitachi Ltd	43,304
25,585	e	Hitachi Metals Ltd	317
69,796		Honda Motor Co Ltd	2,102
2,312		Hoshizaki Electric Co Ltd	239
16,527		Hoya Corp	982
74,728		Hulic Co Ltd	733
17,329		Idemitsu Kosan Co Ltd	917
6,329		Iida Group Holdings Co Ltd	112
4,329,600		Infomart Corp	56,331
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

123,883		Inpex Holdings, Inc	$1,548
4,449		Invincible Investment Corp	1,859
15,081	e	Isetan Mitsukoshi Holdings Ltd	185
702,622		Ishikawajima-Harima Heavy Industries Co Ltd	26,620
23,600		Isuzu Motors Ltd	372
61,469		Itochu Corp	1,125
9,895		J Front Retailing Co Ltd	153
4,824		Japan Airlines Co Ltd	173
2,103		Japan Airport Terminal Co Ltd	96
16,846		Japan Post Bank Co Ltd	199
67,540		Japan Post Holdings Co Ltd	804
32		Japan Prime Realty Investment Corp	114
55		Japan Real Estate Investment Corp	288
1,013		Japan Retail Fund Investment Corp	1,838
137,063		Japan Tobacco, Inc	3,579
66,223		JFE Holdings, Inc	1,519
9,078		JGC Corp	208
25,558		JSR Corp	477
576,503		JTEKT Corp	8,440
2,620,688		JX Holdings, Inc	19,822
19,686		Kajima Corp	286
6,134		Kakaku.com, Inc	120
4,785		Kamigumi Co Ltd	105
6,826		Kaneka Corp	315
195,635		Kansai Electric Power Co, Inc	2,953
25,614	e	Kansai Paint Co Ltd	472
64,985		Kao Corp	5,249
6,051		Kawasaki Heavy Industries Ltd	171
76,497		KDDI Corp	2,110
4,300		Keihan Electric Railway Co Ltd	164
9,660	e	Keihin Electric Express Railway Co Ltd	176
4,623		Keio Corp	253
5,713		Keisei Electric Railway Co Ltd	201
28		Kenedix Realty Investment Corp	179
225,300		Kenedix, Inc	1,286
4,238		Keyence Corp	2,462
6,395	e	Kikkoman Corp	381
7,449		Kintetsu Corp	300
35,749		Kirin Brewery Co Ltd	917
2,100		Kobayashi Pharmaceutical Co Ltd	155
41,101		Kobe Steel Ltd	365
4,600		Koito Manufacturing Co Ltd	302
39,450		Komatsu Ltd	1,201
3,686		Konami Corp	144
966,420		Konica Minolta Holdings, Inc	10,285
1,228		Kose Corp	234
1,041,098		Kubota Corp	17,687
45,274		Kuraray Co Ltd	681
4,277		Kurita Water Industries Ltd	125
13,700		Kyocera Corp	822
22,789		Kyowa Hakko Kogyo Co Ltd	428
36,377	e	Kyushu Electric Power Co, Inc	440
6,900		Kyushu Railway Co	210
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

1,980		Lawson, Inc	$121
2,800	*,e	LINE Corp	118
9,600		Lion Corp	213
11,264		LIXIL Group Corp	217
17,276		M3, Inc	392
2,137		Mabuchi Motor Co Ltd	86
9,588		Makita Corp	480
1,198,465		Marubeni Corp	10,961
8,509	e	Marui Co Ltd	210
7,396		Maruichi Steel Tube Ltd	241
23,515		Mazda Motor Corp	283
2,800		McDonald’s Holdings Co Japan Ltd	123
7,159		Mediceo Paltac Holdings Co Ltd	150
208,100	e	Megachips Corp	4,380
5,108		MEIJI Holdings Co Ltd	343
16,400		Minebea Co Ltd	297
5,500		Miraca Holdings, Inc	143
12,000		MISUMI Group, Inc	311
177,962		Mitsubishi Chemical Holdings Corp	1,703
57,822		Mitsubishi Corp	1,781
78,114		Mitsubishi Electric Corp	1,070
83,196		Mitsubishi Estate Co Ltd	1,413
23,080		Mitsubishi Gas Chemical Co, Inc	491
259,312		Mitsubishi Heavy Industries Ltd	10,014
317,311		Mitsubishi Materials Corp	9,480
28,908		Mitsubishi Motors Corp	204
11,251,562		Mitsubishi UFJ Financial Group, Inc	69,902
18,800		Mitsubishi UFJ Lease & Finance Co Ltd	111
71,382		Mitsui & Co Ltd	1,269
24,228		Mitsui Chemicals, Inc	606
115,906		Mitsui Fudosan Co Ltd	2,741
4,949	e	Mitsui OSK Lines Ltd	144
20,342		Mitsui Sumitomo Insurance Group Holdings, Inc	680
14,118		Mitsui Trust Holdings, Inc	581
1,025,756		Mizuho Financial Group, Inc	1,788
916,800	e	MonotaRO Co Ltd	25,859
117		Mori Hills REIT Investment Corp	149
200,335		Murata Manufacturing Co Ltd	30,783
4,839		Nabtesco Corp	129
7,700		Nagoya Railroad Co Ltd	191
8,406		Namco Bandai Holdings, Inc	327
11,261		NEC Corp	311
18,000	*	Nexon Co Ltd	235
11,524		NGK Insulators Ltd	190
7,048		NGK Spark Plug Co Ltd	205
9,517		Nidec Corp	1,369
13,981	e	Nikon Corp	263
224,903		Nintendo Co Ltd	81,827
57		Nippon Building Fund, Inc	330
3,662		Nippon Electric Glass Co Ltd	115
3,444		Nippon Express Co Ltd	226
3,672		Nippon Meat Packers, Inc	136
20,626		Nippon Paint Co Ltd	770
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

77		Nippon ProLogis REIT, Inc	$153
99,001		Nippon Steel Corp	2,094
762,592		Nippon Telegraph & Telephone Corp	34,416
6,876	e	Nippon Yusen Kabushiki Kaisha	129
16,139		Nissan Chemical Industries Ltd	852
1,424,227		Nissan Motor Co Ltd	13,327
8,931		Nisshin Seifun Group, Inc	196
2,745		Nissin Food Products Co Ltd	189
3,413		Nitori Co Ltd	489
21,337		Nitto Denko Corp	1,600
14,638		NKSJ Holdings, Inc	624
382,255	e	NOK Corp	6,561
2,777,780		Nomura Holdings, Inc	13,249
5,274		Nomura Real Estate Holdings, Inc	106
475		Nomura Real Estate Master Fund, Inc	649
4,900		Nomura Research Institute Ltd	247
16,235		NSK Ltd	186
27,100		NTT Data Corp	375
292,586	e	NTT DoCoMo, Inc	7,864
27,796		Obayashi Corp	263
2,900		Obic Co Ltd	274
12,246	e	Odakyu Electric Railway Co Ltd	290
110,994		OJI Paper Co Ltd	806
743,043		Olympus Corp	28,994
114,844		Omron Corp	4,853
16,768		Ono Pharmaceutical Co Ltd	475
1,603		Oracle Corp Japan	129
8,531		Oriental Land Co Ltd	892
2,247,418		ORIX Corp	36,389
216		Orix JREIT, Inc	337
470,721		Osaka Gas Co Ltd	9,192
21,522		Osaka Securities Exchange Co Ltd	375
4,322		Otsuka Corp	161
16,700		Otsuka Holdings KK	842
311,100		Paltac Corp	17,006
290,455		Panasonic Corp	3,367
5,000		Park24 Co Ltd	151
4,110		Pola Orbis Holdings, Inc	150
37,600		Rakuten, Inc	288
146,853		Recruit Holdings Co Ltd	4,905
33,900	*	Renesas Electronics Corp	212
89,942		Resona Holdings, Inc	505
28,682		Ricoh Co Ltd	308
1,512		Rinnai Corp	115
121,235		Rohm Co Ltd	8,870
1,044		Ryohin Keikaku Co Ltd	310
1,980		Sankyo Co Ltd	77
51,753		Santen Pharmaceutical Co Ltd	821
171,691		SBI Holdings, Inc	5,329
8,967		Secom Co Ltd	731
6,552		Sega Sammy Holdings, Inc	97
9,200		Seibu Holdings, Inc	165
12,400		Seiko Epson Corp	212
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

756,900		Seino Holdings Corp	$11,437
16,295		Sekisui Chemical Co Ltd	301
82,720		Sekisui House Ltd	1,261
151,800	e	Seria Co Ltd	5,363
32,286		Seven & I Holdings Co Ltd	1,439
24,000	e	Seven Bank Ltd	76
4,200		SG Holdings Co Ltd	110
6,999		Sharp Corp	142
186,399	*	SHIFT, Inc	8,310
10,047		Shimadzu Corp	315
927		Shimamura Co Ltd	88
3,192		Shimano, Inc	515
23,262		Shimizu Corp	212
88,639		Shin-Etsu Chemical Co Ltd	7,836
6,877		Shinsei Bank Ltd	112
58,190		Shionogi & Co Ltd	3,804
16,193		Shiseido Co Ltd	1,254
19,501		Shizuoka Bank Ltd	175
5,800		Showa Denko KK	320
24,822		Showa Shell Sekiyu KK	527
2,463		SMC Corp	788
525,000		SMS Co Ltd	10,433
198,866		Softbank Corp	19,867
3,100		Sohgo Security Services Co Ltd	136
4,541,900		Sojitz Holdings Corp	16,390
2,967,604		Sony Corp	180,394
157,728		Sony Financial Holdings, Inc	3,478
5,814		Stanley Electric Co Ltd	199
672	e	Star Asia Investment Corp	613
8,600		Start Today Co Ltd	260
10,035		Sumco Corp	146
205,283		Sumitomo Chemical Co Ltd	1,201
49,065		Sumitomo Corp	818
6,863	e	Sumitomo Dainippon Pharma Co Ltd	158
781,947		Sumitomo Electric Industries Ltd	12,270
463,925		Sumitomo Heavy Industries Ltd	16,558
31,815		Sumitomo Metal Mining Co Ltd	1,116
646,791		Sumitomo Mitsui Financial Group, Inc	26,029
50,516		Sumitomo Realty & Development Co Ltd	1,812
7,363		Sumitomo Rubber Industries, Inc	111
2,800		Sundrug Co Ltd	100
6,000		Suntory Beverage & Food Ltd	254
3,307		Suzuken Co Ltd	157
14,734		Suzuki Motor Corp	844
185,071		Sysmex Corp	15,959
23,495		T&D Holdings, Inc	388
5,000		Taiheiyo Cement Corp	157
9,293		Taisei Corp	424
5,056		Taisho Pharmaceutical Holdings Co Ltd	619
16,267		Taiyo Nippon Sanso Corp	243
6,058		Takashimaya Co Ltd	102
30,511	e	Takeda Pharmaceutical Co Ltd	1,305
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

10,494		Tanabe Seiyaku Co Ltd	$176
61,156		TDK Corp	6,664
207,700		TechnoPro Holdings, Inc	12,892
24,586		Teijin Ltd	472
7,702		Temp Holdings Co Ltd	181
13,246		Terumo Corp	784
5,194		THK Co Ltd	132
7,834		Tobu Railway Co Ltd	232
4,875		Toho Co Ltd	153
3,000		Toho Gas Co Ltd	114
19,113		Tohoku Electric Power Co, Inc	260
436,264		Tokio Marine Holdings, Inc	21,658
616,800	*,e	Tokyo Base Co Ltd	3,501
196,325	*	Tokyo Electric Power Co, Inc	965
6,716	e	Tokyo Electron Ltd	926
99,032		Tokyo Gas Co Ltd	2,436
41,400		Tokyo Tatemono Co Ltd	505
21,629		Tokyu Corp	396
22,000		Tokyu Fudosan Holdings Corp	153
10,867		Toppan Printing Co Ltd	174
187,045		Toray Industries, Inc	1,403
27,855	*	Toshiba Corp	805
888,520		Tosoh Corp	13,685
6,342	e	Toto Ltd	263
20,939		Toyo Seikan Kaisha Ltd	435
3,899		Toyo Suisan Kaisha Ltd	151
2,897		Toyoda Gosei Co Ltd	72
195,693		Toyota Industries Corp	11,583
1,841,453		Toyota Motor Corp	114,727
9,394		Toyota Tsusho Corp	355
5,028		Trend Micro, Inc	323
378,500		TS Tech Co Ltd	13,058
1,500		Tsuruha Holdings, Inc	185
17,207		Uni-Charm Corp	569
311		United Urban Investment Corp	489
9,430		USS Co Ltd	175
106,343	e	Wash House Co Ltd	1,321
6,907		West Japan Railway Co	481
1,446,438		Yahoo! Japan Corp	5,194
4,604		Yakult Honsha Co Ltd	378
26,331		Yamada Denki Co Ltd	133
8,406	e	Yamaguchi Financial Group, Inc	92
5,808		Yamaha Corp	308
12,091		Yamaha Motor Co Ltd	339
13,455	e	Yamato Transport Co Ltd	413
5,453		Yamazaki Baking Co Ltd	109
10,324		Yaskawa Electric Corp	307
9,710		Yokogawa Electric Corp	205
4,800		Yokohama Rubber Co Ltd	103
469,000	e	Yume No Machi Souzou Iinkai Co Ltd	15,099
		TOTAL JAPAN	1,506,574
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

JERSEY, C.I. - 0.0%
11,773		Randgold Resources Ltd	$833
		TOTAL JERSEY, C.I.	833

KAZAKHSTAN - 0.0%
1,077,100	*	KAZ Minerals plc	7,673
		TOTAL KAZAKHSTAN	7,673

KOREA, REPUBLIC OF - 0.9%
5,751		Amorepacific Corp	1,353
654		Amorepacific Corp (Preference)	81
552		BGF retail Co Ltd	102
17,694		BS Financial Group, Inc	137
2,503	*,e	Celltrion Healthcare Co Ltd	208
1,080	*	Celltrion Pharm Inc	78
14,404	*,e	Celltrion, Inc	3,860
4,783		Cheil Communications, Inc	93
13,539		Cheil Industries, Inc	1,580
583		CJ CheilJedang Corp	175
976		CJ Corp	119
771		CJ O Shopping Co Ltd	172
1,950		Daelim Industrial Co	145
11,292	*	Daewoo Engineering & Construction Co Ltd	60
3,257		Daewoo International Corp	61
27,963		Daewoo Securities Co Ltd	214
11,210		DGB Financial Group Co Ltd	103
3,471		Dongbu Insurance Co Ltd	228
2,515		Dongsuh Co, Inc	48
3,144		Doosan Bobcat, Inc	115
4,210	*	Doosan Heavy Industries and Construction Co Ltd	57
975,441	*,e	Doosan Infracore Co Ltd	8,614
3,738		E-Mart Co Ltd	699
1,334		GLOVIS Co Ltd	156
3,611		GS Engineering & Construction Corp	170
4,506		GS Holdings Corp	224
1,935		GS Retail Co Ltd	67
52,264		Hana Financial Group, Inc	2,099
5,164		Hankook Tire Co Ltd	233
441		Hanmi Pharm Co Ltd	199
880		Hanmi Science Co Ltd	70
12,913		Hanon Systems	147
720		Hanssem Co Ltd	50
7,405		Hanwha Chemical Corp	129
2,713		Hanwha Corp	80
2,449	*	HDC Hyundai Development Co-Engineering & Construction	112
2,198	*	HLB, Inc	238
2,831		Honam Petrochemical Corp	709
2,220		Hotel Shilla Co Ltd	217
103,158		Hynix Semiconductor, Inc	6,825
990		Hyundai Department Store Co Ltd	89
13,783		Hyundai Engineering & Construction Co Ltd	838
6,501	*	Hyundai Heavy Industries	788
4,330		Hyundai Marine & Fire Insurance Co Ltd	164
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

12,091		Hyundai Mobis	$2,485
27,205		Hyundai Motor Co	3,176
2,620		Hyundai Motor Co Ltd (2nd Preference)	200
1,642		Hyundai Motor Co Ltd (Preference)	116
685	*	Hyundai Robotics Co Ltd	250
14,635		Hyundai Steel Co	746
17,658		Industrial Bank of Korea	243
248,250	g	ING Life Insurance Korea Ltd	7,632
8,257		Kakao Corp	885
8,299		Kangwon Land, Inc	215
374,758		KB Financial Group, Inc	18,252
397		KCC Corp	121
1,559		KEPCO Plant Service & Engineering Co Ltd	48
46,364		Kia Motors Corp	1,467
5,127	*	Korea Aerospace Industries Ltd	162
46,336		Korea Electric Power Corp	1,226
565	*	Korea Express Co Ltd	80
1,985	*	Korea Gas Corp	109
2,928		Korea Investment Holdings Co Ltd	201
1,308		Korea Kumho Petrochemical	116
20,426		Korea Life Insurance Co Ltd	97
623		Korea Zinc Co Ltd	245
3,030		Korean Air Lines Co Ltd	77
405		KT Corp	11
20,866		KT&G Corp	1,956
8,160		LG Chem Ltd	2,688
568		LG Chem Ltd (Preference)	104
16,745		LG Corp	1,096
18,856		LG Electronics, Inc	1,207
1,670		LG Household & Health Care Ltd	1,921
157		LG Household & Health Care Ltd (Preference)	114
1,006		LG Innotek Co Ltd	118
15,241		LG Telecom Ltd	251
41,029		LG.Philips LCD Co Ltd	709
1,996	*	Lotte Corp	103
789		Lotte Shopping Co Ltd	149
296		Medy-Tox, Inc	165
4,947		Naver Corp	3,193
1,249		NCsoft	498
1,809	g	Netmarble Corp	188
67,518		OCI Co Ltd	6,694
1,544		Orion Corp/Republic of Korea	147
86		Ottogi Corp	58
5,235		Pacific Corp	440
408	*	Pearl Abyss Corp	79
13,555		POSCO	3,598
1,224		S1 Corp (Korea)	101
2,927	*,g	Samsung Biologics Co Ltd	1,409
1,929		Samsung Card Co	64
89,580		Samsung Electro-Mechanics Co Ltd	11,220
855,015		Samsung Electronics Co Ltd	35,783
152,734		Samsung Electronics Co Ltd (Preference)	5,209
11,003	*	Samsung Engineering Co Ltd	191
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

5,459		Samsung Fire & Marine Insurance Co Ltd	$1,398
31,128	*	Samsung Heavy Industries Co Ltd	227
12,285		Samsung Life Insurance Co Ltd	1,078
69,335		Samsung SDI Co Ltd	16,148
6,131		Samsung SDS Co Ltd	1,277
4,431		Samsung Securities Co Ltd	130
75,366		Shinhan Financial Group Co Ltd	3,045
521		Shinsegae Co Ltd	170
4,156	*	SillaJen, Inc	383
44,567		SK C&C Co Ltd	11,532
12,349		SK Energy Co Ltd	2,394
3,583		SK Telecom Co Ltd	908
3,548		S-Oil Corp	438
16,830	*	STX Pan Ocean Co Ltd	80
946	*	ViroMed Co Ltd	205
3,409		Woongjin Coway Co Ltd	267
82,447		Woori Bank	1,255
9,742		Woori Investment & Securities Co Ltd	126
598		Yuhan Corp	131
		TOTAL KOREA, REPUBLIC OF	190,711

LUXEMBOURG - 0.0%
28,409		ArcelorMittal	882
485		Eurofins Scientific	276
2,881	e	Millicom International Cellular S.A.	165
10,341		Reinet Investments S.C.A	193
1,688		RTL Group	120
15,459		SES Global S.A.	339
20,828		Tenaris S.A.	349
		TOTAL LUXEMBOURG	2,324

MACAU - 0.1%
2,987,792	e	MGM China Holdings Ltd	4,717
103,933		Sands China Ltd	468
4,727,783		Wynn Macau Ltd	10,858
		TOTAL MACAU	16,043

MALAYSIA - 0.1%
94,200		AirAsia BHD	72
61,400		Alliance Financial Group BHD	62
107,200		AMMB Holdings BHD	107
74,100		Astro Malaysia Holdings BHD	26
10,000		British American Tobacco Malaysia BHD	77
826,000		Bumiputra-Commerce Holdings BHD	1,199
285,200		Dialog Group BHD	241
218,300		Digi.Com BHD	254
104,600		Felda Global Ventures Holdings BHD	39
9,700		Fraser & Neave Holdings BHD	88
133,500		Gamuda BHD	108
146,900		Genting BHD	277
14,700		Genting Plantations BHD	34
41,200		HAP Seng Consolidated BHD	99
95,700		Hartalega Holdings BHD	153
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

46,400		Hong Leong Bank BHD	$231
14,000		Hong Leong Credit BHD	65
180,900		IHH Healthcare BHD	228
191,500		IJM Corp BHD	83
132,500		IOI Corp BHD	145
87,900		IOI Properties Group Sdn BHD	36
30,900		Kuala Lumpur Kepong BHD	186
757,600		Malayan Banking BHD	1,792
64,600		Malaysia Airports Holdings BHD	139
162,000		Maxis BHD	229
76,500		MISC BHD	112
139,400		My EG Services BHD	59
4,300		Nestle Malaysia BHD	152
452,000		Petronas Chemicals Group BHD	1,022
25,600		Petronas Dagangan BHD	162
50,000		Petronas Gas BHD	228
41,980		PPB Group BHD	170
99,500		Press Metal BHD	117
531,200		Public Bank BHD	3,208
207,900		Resorts World BHD	251
64,200		RHB Capital BHD	84
162,600		Sime Darby BHD	103
171,500		Sime Darby Plantation BHD	219
202,000		Sime Darby Property BHD	58
100,300		SP Setia BHD	65
70,400		Telekom Malaysia BHD	55
603,300		Tenaga Nasional BHD	2,256
188,356		TM International BHD	208
50,600		Top Glove Corp BHD	130
19,900		UMW Holdings BHD	24
69,100		Westports Holdings BHD	63
223,000		YTL Corp BHD	67
		TOTAL MALAYSIA	14,783

MEXICO - 0.1%
528,600		Alfa S.A. de C.V. (Class A)	682
35,500		Alsea SAB de C.V.	121
5,940,600		America Movil S.A. de C.V. (Series L)	4,774
317,585		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	495
1,023,700	*	Cemex S.A. de C.V.	719
91,000		Coca-Cola Femsa S.A. de C.V.	556
13,300		El Puerto de Liverpool SAB de C.V.	100
76,400		Embotelladoras Arca SAB de C.V.	494
235,500		Fibra Uno Administracion S.A. de C.V.	310
347,800		Fomento Economico Mexicano S.A. de C.V.	3,442
9,020		Fresnillo plc	96
15,210		Gruma SAB de C.V.	194
25,100		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	274
14,450		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	295
114,200	e	Grupo Bimbo S.A. de C.V. (Series A)	244
28,700		Grupo Carso S.A. de C.V. (Series A1)	95
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

184,500		Grupo Financiero Banorte S.A. de C.V.	$1,334
3,805,349		Grupo Financiero Inbursa S.A.	5,970
653,200		Grupo Mexico S.A. de C.V. (Series B)	1,883
171,400		Grupo Televisa S.A.	609
30,095		Industrias Penoles S.A. de C.V.	518
38,400		Infraestructura Energetica ,NV SAB de C.V.	191
107,300	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	191
76,600		Mexichem SAB de C.V.	263
16,270		Promotora y Operadora de Infraestructura SAB de C.V.	173
1,886,200		Wal-Mart de Mexico SAB de C.V.	5,748
		TOTAL MEXICO	29,771

MONGOLIA - 0.0%
42,145	*	Turquoise Hill Resources Ltd	90
		TOTAL MONGOLIA	90

NETHERLANDS - 2.2%
1,415,785	g	ABN AMRO Group NV (ADR)	38,558
21,508	*,g	Adyen NV	17,555
75,955		Aegon NV	493
32,758		Akzo Nobel NV	3,064
362,217		ASML Holding NV	68,008
280,439		ASR Nederland NV	13,367
7,657		DSM NV	811
4,058		Eurocommercial Properties NV	149
304,728	g	Euronext NV	20,022
212,654		EXOR NV	14,189
4,933		Heineken Holding NV	447
85,047		Heineken NV	7,982
8,411,849		ING Groep NV	109,178
8,117	*	InterXion Holding NV	546
165,757		Koninklijke Ahold Delhaize NV	3,803
838,281		Koninklijke KPN NV	2,211
665,091		Koninklijke Philips Electronics NV	30,316
3,089		Koninklijke Vopak NV	152
12,787		NN Group NV	571
154,138	*	NXP Semiconductors NV	13,179
5,139		Randstad Holdings NV	274
2,938,202		Royal Dutch Shell plc (A Shares)	100,746
160,161		Royal Dutch Shell plc (B Shares)	5,607
3,479	e	Wereldhave NV	123
334,351		Wolters Kluwer NV	20,843
		TOTAL NETHERLANDS	472,194

NEW ZEALAND - 0.1%
31,744	*	a2 Milk Co Ltd	237
6,220,216		Air New Zealand Ltd	12,744
41,204		Auckland International Airport Ltd	199
24,719		Fisher & Paykel Healthcare Corp	246
37,084		Fletcher Building Ltd	161
92,739		Kiwi Property Group Ltd	86
55,395		Meridian Energy Ltd	121
17,328		Ryman Healthcare Ltd	161
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

74,451		Telecom Corp of New Zealand Ltd	$200
		TOTAL NEW ZEALAND	14,155

NORWAY - 0.6%
926,836		Aker BP ASA	39,245
902,726		DNB NOR Holding ASA	18,997
7,848		Gjensidige Forsikring BA	132
58,793		Norsk Hydro ASA	353
35,444		Orkla ASA	299
17,863		PAN Fish ASA	414
4,273		Schibsted ASA (B Shares)	148
2,124,986		Statoil ASA	59,747
32,293		Telenor ASA	632
348,900		TGS Nopec Geophysical Co ASA	14,204
65,824		Yara International ASA	3,231
		TOTAL NORWAY	137,402

PAKISTAN - 0.0%
33,500		Habib Bank Ltd	41
7,000		Lucky Cement Ltd	29
22,100		MCB Bank Ltd	35
67,300		Oil & Gas Development Co Ltd	83
25,700		United Bank Ltd	32
		TOTAL PAKISTAN	220

PERU - 0.0%
14,800		Cia de Minas Buenaventura S.A. (ADR) (Series B)	198
11,600		Credicorp Ltd (NY)	2,588
13,749		Southern Copper Corp (NY)	593
		TOTAL PERU	3,379

PHILIPPINES - 0.1%
129,360		Aboitiz Equity Ventures, Inc	117
102,800		Aboitiz Power Corp	64
266,100	*	Alliance Global Group, Inc	62
45,030		Ayala Corp	773
1,330,000		Ayala Land, Inc	986
354,280		Banco de Oro Universal Bank	786
62,120		Bank of the Philippine Islands	96
258,400		DMCI Holdings, Inc	55
2,290		Globe Telecom, Inc	93
6,094		GT Capital Holdings, Inc	92
31,650		International Container Term Services, Inc	55
194,430		JG Summit Holdings (Series B)	194
30,920		Jollibee Foods Corp	147
17,190		Manila Electric Co	108
59,625,283		Megaworld Corp	4,856
965,900		Metro Pacific Investments Corp	85
55,576		Metropolitan Bank & Trust	69
5,945		PLDT, Inc	150
131,200		Robinsons Land Corp	49
5,471,450		Robinsons Retail Holdings, Inc	8,071
14,810		Security Bank Corp	42
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

17,050		SM Investments Corp	$285
1,631,000		SM Prime Holdings	1,091
62,060		Universal Robina	166
		TOTAL PHILIPPINES	18,492

POLAND - 0.0%
6,068	*	Alior Bank S.A.	103
2,375		Bank Handlowy w Warszawie S.A.	50
38,323	*	Bank Millennium S.A.	96
28,894		Bank Pekao S.A.	831
2,371		Bank Zachodni WBK S.A.	241
897		BRE Bank S.A.	109
1,957	*	CCC S.A.	117
4,779	*	CD Projekt Red S.A.	243
16,455	*	Cyfrowy Polsat S.A.	99
3,441	*,g	Dino Polska S.A.	93
7,925		Grupa Lotos S.A.	161
3,597	*	Jastrzebska Spolka Weglowa S.A.	65
9,862	*	KGHM Polska Miedz S.A.	238
91		LPP S.A.	213
6,526	g	PLAY Communications S.A.	36
154,984	*	Polish Oil & Gas Co	272
57,290	*	Polska Grupa Energetyczna S.A.	148
58,778		Polski Koncern Naftowy Orlen S.A.	1,611
160,208		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,861
105,285		Powszechny Zaklad Ubezpieczen S.A.	1,133
39,143	*	Telekomunikacja Polska S.A.	47
3,162		Zaklady Azotowe w Tarnowie-Moscicach S.A.	27
		TOTAL POLAND	7,794

PORTUGAL - 0.1%
106,839		Energias de Portugal S.A.	394
21,484		Galp Energia SGPS S.A.	426
801,816		Jeronimo Martins SGPS S.A.	11,819
		TOTAL PORTUGAL	12,639

QATAR - 0.0%
6,651	*	Barwa Real Estate Co	65
13,949	*	Commercial Bank of Qatar QSC	155
10,225	*	Doha Bank QSC	59
55,613	*	Ezdan Holding Group QSC	162
12,966	*	Industries Qatar QSC	445
26,255	*	Masraf Al Rayan	270
5,431	*	Ooredoo QSC	103
3,635	*	Qatar Electricity & Water Co	192
10,795	*	Qatar Insurance Co SAQ	113
8,260	*	Qatar Islamic Bank SAQ	318
32,109	*	Qatar National Bank	1,566
		TOTAL QATAR	3,448

ROMANIA - 0.0%
26,311		NEPI Rockcastle plc	239
		TOTAL ROMANIA	239
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

RUSSIA - 0.2%
996,917		Gazprom (ADR)	$4,955
78,714		LUKOIL PJSC (ADR)	6,017
25,486	*	Magnit PJSC (GDR)	362
119,542		MMC Norilsk Nickel PJSC (ADR)	2,055
36,300		Mobile TeleSystems (ADR)	310
17,336		Novatek PJSC (GDR)	3,190
9,183	*	Novolipetsk Steel PJSC (GDR)	248
9,436		PhosAgro PJSC (GDR)	128
4,621		Polyus PJSC (GDR)	145
243,266	*	Rosneft Oil Co PJSC (GDR)	1,826
95,510		RusHydro PJSC (ADR)	85
91,766	*	Sberbank of Russia (ADR)	1,154
1,164,331		Sberbank of Russian Federation (ADR)	14,722
16,560		Severstal (GDR)	276
325,416		Surgutneftegaz (ADR) (London)	1,350
43,215		Tatneft PAO (ADR)	3,297
4,050		Tatneft PJSC (ADR)	309
113,502		VTB Bank OJSC (GDR)	152
8,973		X 5 Retail Group NV (GDR)	203
		TOTAL RUSSIA	40,784

SINGAPORE - 0.1%
308,345		Ascendas REIT	596
16,900	g	BOC Aviation Ltd	131
307,646	e	CapitaCommercial Trust	401
315,846		CapitaLand Ltd	778
108,817	e	CapitaMall Trust	177
58,700	e	City Developments Ltd	391
90,848		ComfortDelgro Corp Ltd	161
251,930		DBS Group Holdings Ltd	4,806
270,592		Genting Singapore Ltd	210
290,765	e	Golden Agri-Resources Ltd	53
4,166		Jardine Cycle & Carriage Ltd	98
64,068		Keppel Corp Ltd	326
521,559		Oversea-Chinese Banking Corp	4,364
43,348	e	SembCorp Industries Ltd	98
21,684	e	Singapore Airlines Ltd	154
29,300		Singapore Airport Terminal Services Ltd	112
313,843		Singapore Exchange Ltd	1,692
71,025	e	Singapore Press Holdings Ltd	149
67,407		Singapore Technologies Engineering Ltd	175
1,062,791		Singapore Telecommunications Ltd	2,519
305,200		Suntec Real Estate Investment Trust	431
227,643		United Overseas Bank Ltd	4,500
69,331		UOL Group Ltd	350
11,800		Venture Corp Ltd	152
79,462		Wilmar International Ltd	187
		TOTAL SINGAPORE	23,011
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

SOUTH AFRICA - 0.3%
299,918		Absa Group Ltd	$3,217
4,277		Anglo American Platinum Ltd	140
44,993	e	Anglo American plc (London)	1,007
30,853		AngloGold Ashanti Ltd	267
68,954		Aspen Pharmacare Holdings Ltd	825
59,710	e	Bid Corp Ltd	1,245
58,884	e	Bidvest Group Ltd	770
2,865		Capitec Bank Holdings Ltd	207
18,333		Clicks Group Ltd	227
15,165		Coronation Fund Managers Ltd	58
61,909		Discovery Holdings Ltd	744
20,351	e	Exxaro Resources Ltd	209
598,590		FirstRand Ltd	2,871
51,220	e	Fortress REIT Ltd	55
71,373	e	Fortress REIT Ltd (Class A)	85
15,878		Foschini Ltd	195
63,055		Gold Fields Ltd	151
522,328		Growthpoint Properties Ltd	858
17,115		Hyprop Investments Ltd	112
11,276		Imperial Holdings Ltd	139
19,047		Investec Ltd	134
27,432		Investec plc	192
4,483	e	Kumba Iron Ore Ltd	102
8,013		Liberty Holdings Ltd	64
94,865		Life Healthcare Group Holdings Pte Ltd	165
14,523		Mediclinic International plc	81
59,130		Metropolitan Holdings Ltd	73
8,357		Mondi Ltd	229
18,197		Mr Price Group Ltd	293
299,018		MTN Group Ltd	1,852
167,338		Naspers Ltd (N Shares)	36,036
39,111	e	Nedbank Group Ltd	732
84,088		Network Healthcare Holdings Ltd	144
26,214		Pick’n Pay Stores Ltd	127
8,750		Pioneer Foods Ltd	57
10,588		PSG Group Ltd	172
43,552		Rand Merchant Investment Holdings Ltd	119
376,045		Redefine Properties Ltd	266
94,745	e	Remgro Ltd	1,320
18,364		Resilient REIT Ltd	75
124,733		RMB Holdings Ltd	697
275,221		Sanlam Ltd	1,538
37,163		Sappi Ltd	233
98,098		Sasol Ltd	3,790
78,970		Shoprite Holdings Ltd	1,069
13,672		Spar Group Ltd	178
229,346		Standard Bank Group Ltd	2,836
18,524		Telkom S.A. Ltd	68
11,380		Tiger Brands Ltd	213
31,046		Truworths International Ltd	183
106,110		Vodacom Group Pty Ltd	944
70,252		Woolworths Holdings Ltd	246
		TOTAL SOUTH AFRICA	67,610
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

SPAIN - 0.5%
10,602		ACS Actividades Construccion y Servicios S.A.	$450
2,802	g	Aena S.A.	486
472,744		Amadeus IT Holding S.A.	43,818
285,569		Banco Bilbao Vizcaya Argentaria S.A.	1,811
227,656		Banco de Sabadell S.A.	352
2,114,697		Banco Santander S.A.	10,588
50,279		Bankia S.A.	196
29,395		Bankinter S.A.	270
153,763		CaixaBank S.A.	699
48,105		Corp Mapfre S.A.	151
9,733		Enagas	262
193,430		Endesa S.A.	4,172
21,288		Ferrovial S.A.	441
136,222		Gas Natural SDG S.A.	3,714
13,134		Grifols S.A.	369
755,782		Iberdrola S.A.	5,551
348,298		Industria De Diseno Textil S.A.	10,523
17,395		Inmobiliaria Colonial S.A.	180
8,117	e	Lar Espana Real Estate Socimi S.A.	83
108,528	*,†,e,m	Let’s GOWEX S.A.	6
101,035	*	Masmovil Ibercom S.A.	11,639
28,991		Merlin Properties Socimi S.A.	393
52,482		Red Electrica Corp S.A.	1,097
57,431		Repsol YPF S.A.	1,143
233,714	*,e	Siemens Gamesa Renewable Energy	2,949
760,903		Telefonica S.A.	6,002
		TOTAL SPAIN	107,345

SWEDEN - 0.4%
12,846		Alfa Laval AB	348
657,796		Assa Abloy AB	13,185
28,683		Atlas Copco AB (A Shares)	825
16,349		Atlas Copco AB (B-Shares)	436
1,729	e	Autoliv, Inc	150
385,571		Boliden AB	10,723
11,596		Castellum AB	208
10,362		Electrolux AB (Series B)	228
28,683	*	Epiroc AB	320
16,349	*	Epiroc AB	168
129,974		Ericsson (LM) (B Shares)	1,150
25,679		Essity AB	645
27,832		Fabege AB	385
25,512	*	Fastighets AB Balder	707
39,421	e	Hennes & Mauritz AB (B Shares)	728
370,385		Hexagon AB (B Shares)	21,685
17,844		Husqvarna AB (B Shares)	152
3,453	e	ICA Gruppen AB	109
7,447		Industrivarden AB	165
467,783	e	Intrum Justitia AB	12,137
10,003		Investment AB Kinnevik (B Shares)	302
19,420		Investor AB (B Shares)	895
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

23,193		Kungsleden AB	$171
3,259		Lundbergs AB (B Shares)	110
7,618		Lundin Petroleum AB	290
129,923		Nordea Bank AB	1,414
48,308		Sandvik AB	855
13,582	*	SAS AB	33
13,163		Securitas AB (B Shares)	229
347,085		Skandinaviska Enskilda Banken AB (Class A)	3,869
14,796		Skanska AB (B Shares)	290
16,143		SKF AB (B Shares)	318
64,678		Svenska Handelsbanken AB	816
198,695		Swedbank AB (A Shares)	4,914
251,370		Swedish Match AB	12,849
15,524		Tele2 AB (B Shares)	187
119,038		TeliaSonera AB	546
66,517		Volvo AB (B Shares)	1,173
		TOTAL SWEDEN	93,715

SWITZERLAND - 2.4%
341,143		ABB Ltd	8,070
7,168		Adecco S.A.	377
100,560		Baloise Holding AG.	15,324
95		Barry Callebaut AG.	180
401,272		Cie Financiere Richemont S.A.	32,716
9,388		Clariant AG.	244
8,253		Coca-Cola HBC AG.	281
3,000,057		Credit Suisse Group	45,017
1,451	e	Dufry Group	164
355		EMS-Chemie Holding AG.	212
10,258		Ferguson plc	870
68,128		Flughafen Zuerich AG.	13,766
1,618		Geberit AG.	751
15,140		Georg Fischer AG.	17,149
395		Givaudan S.A.	972
2,014,051		Glencore Xstrata plc	8,682
20,541		Holcim Ltd	1,017
9,555		Julius Baer Group Ltd	477
756,986		Julius Baer Holding AG.	5,383
2,228		Kuehne & Nagel International AG.	354
44		Lindt & Spruengli AG.	308
4		Lindt & Spruengli AG. (Registered)	328
451,276		Lonza Group AG.	154,380
492,972		Nestle S.A.	41,033
1,292,894		Novartis AG.	111,291
1,652		Pargesa Holding S.A.	133
741		Partners Group	587
2,327		Phonak Holding AG.	462
4,058		PSP Swiss Property AG.	393
69,551		Roche Holding AG.	16,818
1,817		Schindler Holding AG.	453
878		Schindler Holding AG. (Registered)	212
235		SGS S.A.	619
5,565		Sika AG.	810
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

27,996		STMicroelectronics NV	$512
2,934		Straumann Holding AG.	2,210
1,331		Swatch Group AG.	529
2,317		Swatch Group AG. (Registered)	180
1,453		Swiss Life Holding	551
7,551		Swiss Prime Site AG.	644
13,533		Swiss Re Ltd	1,247
1,109		Swisscom AG.	503
2,578		Temenos Group AG.	420
271,497		UBS AG.	4,287
25,169		Vifor Pharma AG.	4,364
80,682		Zurich Financial Services AG.	25,439
		TOTAL SWITZERLAND	520,719

TAIWAN - 1.1%
204,000		Acer, Inc	168
24,000		Advantech Co Ltd	179
8,000	*	Airtac International Group	78
243,000		ASE Industrial Holding Co Ltd	594
154,000		Asia Cement Corp	209
50,000		Asustek Computer, Inc	433
599,000		AU Optronics Corp	253
116,000		Catcher Technology Co Ltd	1,275
1,449,000		Cathay Financial Holding Co Ltd	2,490
1,976,517		Chailease Holding Co Ltd	6,918
375,480		Chang Hwa Commercial Bank	232
126,000		Cheng Shin Rubber Industry Co Ltd	198
35,335		Chicony Electronics Co Ltd	72
140,000		China Airlines	42
940,000		China Development Financial Holding Corp	351
452,280		China Life Insurance Co Ltd (Taiwan)	455
2,387,000		China Steel Corp	1,993
21,464,000		Chinatrust Financial Holding Co	16,161
694,000		Chunghwa Telecom Co Ltd	2,500
283,000		Compal Electronics, Inc	176
698,182		Dadi Early-Childhood Education Group Ltd	4,952
358,000		Delta Electronics, Inc	1,535
1,779,957		E.Sun Financial Holding Co Ltd	1,314
13,000		Eclat Textile Co Ltd	161
106,300	*	Eva Airways Corp	52
134,700		Evergreen Marine Corp Tawain Ltd	56
222,000		Far Eastern Textile Co Ltd	260
115,000		Far EasTone Telecommunications Co Ltd	274
23,000		Feng TAY Enterprise Co Ltd	142
1,738,710		First Financial Holding Co Ltd	1,184
4,228,000		Formosa Chemicals & Fibre Corp	17,718
284,000		Formosa Petrochemical Corp	1,377
769,000		Formosa Plastics Corp	2,946
52,000		Formosa Taffeta Co Ltd	63
62,000		Foxconn Technology Co Ltd	151
1,205,000		Fubon Financial Holding Co Ltd	2,044
708,000		Fuhwa Financial Holdings Co Ltd	373
11,000		General Interface Solution Holding Ltd	46
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

21,000		Giant Manufacturing Co Ltd	$90
15,000		Globalwafers Co Ltd	165
41,000	*	High Tech Computer Corp	54
48,000		Highwealth Construction Corp	76
35,121		Hiwin Technologies Corp	290
2,829,000		Hon Hai Precision Industry Co, Ltd	7,336
1,535,678		Hota Industrial Manufacturing Co Ltd	6,641
18,000		Hotai Motor Co Ltd	154
1,349,215		Hua Nan Financial Holdings Co Ltd	817
627,000		InnoLux Display Corp	218
173,000		Inventec Co Ltd	155
87,000		Largan Precision Co Ltd	10,336
144,000		Lite-On Technology Corp	181
128,401		Macronix International	107
2,014,400		MediaTek, Inc	16,254
1,987,000		Mega Financial Holding Co Ltd	1,789
47,000		Micro-Star International Co Ltd	127
891,000		Nan Ya Plastics Corp	2,474
73,000		Nanya Technology Corp	139
383,000		Nien Made Enterprise Co Ltd	2,997
40,000		Novatek Microelectronics Corp Ltd	197
137,000		Pegatron Technology Corp	274
10,000		Phison Electronics Corp	80
145,000		Pou Chen Corp	153
49,000		Powertech Technology, Inc	133
41,000		President Chain Store Corp	481
190,000		Quanta Computer, Inc	331
32,000		Realtek Semiconductor Corp	143
54,000	m	Ruentex Development Co Ltd	63
41,000		Ruentex Industries Ltd	81
605,950	*	Shin Kong Financial Holding Co Ltd	237
1,775,860		SinoPac Financial Holdings Co Ltd	648
25,000		Standard Foods Corp	42
97,000		Synnex Technology International Corp	124
11,000	*	TaiMed Biologics, Inc	68
683,220		Taishin Financial Holdings Co Ltd	330
249,680	*	Taiwan Business Bank	91
754,600		Taiwan Cement Corp	1,015
1,466,700		Taiwan Cooperative Financial Holding	893
134,000		Taiwan High Speed Rail Corp	131
117,000		Taiwan Mobile Co Ltd	420
11,932,200		Taiwan Semiconductor Manufacturing Co Ltd	101,824
111,000		Teco Electric and Machinery Co Ltd	81
860,000		Uni-President Enterprises Corp	2,244
2,128,000		United Microelectronics Corp	1,123
63,000		Vanguard International Semiconductor Corp	141
22,000		Walsin Technology Corp	153
25,000		Win Semiconductors Corp	110
204,000		Winbond Electronics Corp	97
194,697		Wistron Corp	127
217,000	m	WPG Holdings Co Ltd	270
310,680		Yageo Corp	4,665
30,000		Zhen Ding Technology Holding Ltd	67
		TOTAL TAIWAN	236,662
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

		VALUE
SHARES	COMPANY	(000)

THAILAND - 0.1%
179,000	Advanced Info Service PCL (Foreign)	$1,113
758,700	Airports of Thailand PCL	1,537
14,800	Bangkok Bank PCL (Foreign)	100
274,800	Bangkok Dusit Medical Services PCL (Foreign)	217
484,000	Bangkok Expressway & Metro PCL	130
218,600	Banpu PCL (Foreign)	129
83,100	Berli Jucker PCL	153
360,100	BTS Group Holdings PCL	104
24,400	Bumrungrad Hospital PCL (Foreign)	140
92,100	Central Pattana PCL (Foreign)	236
233,200	Charoen Pokphand Foods PCL	182
874,900	CP Seven Eleven PCL (Foreign)	1,867
29,600	Delta Electronics Thai PCL	64
8,200	Electricity Generating PCL	60
93,300	Energy Absolute PCL (Foreign)	139
34,400	Glow Energy PCL (Foreign)	94
266,500	Home Product Center PCL (Foreign)	130
117,600	Indorama Ventures PCL (Foreign)	215
976,600	IRPC PCL (Foreign)	205
317,400	Kasikornbank PCL (Foreign)	2,139
218,500	Krung Thai Bank PCL (Foreign)	136
178,900	Land and Houses PCL Co Reg	64
152,100	Minor International PCL (Foreign)	193
272,400	PTT Exploration & Production PCL (Foreign)	1,307
158,400	PTT Global Chemical PCL (Foreign)	398
1,984,500	PTT PCL (Foreign)	3,351
31,400	Robinson PCL	68
26,000	Siam Cement PCL (Foreign)	378
322,900	Siam Commercial Bank PCL (Foreign)	1,488
94,100	Thai Oil PCL (Foreign)	258
110,400	Thai Union Group PCL	61
5,730,300	Tisco Financial Group PCL (ADR)	14,843
625,100	TMB Bank PCL (Foreign)	44
668,900	True Corp PCL (Foreign)	125
	TOTAL THAILAND	31,668

TURKEY - 0.0%
386,563	Akbank TAS	443
29,559	Anadolu Efes Biracilik Ve Malt Sanayii AS	103
15,341	Arcelik AS	35
47,461	Aselsan Elektronik Sanayi Ve Ticaret AS	216
39,226	BIM Birlesik Magazalar AS	528
4,428	Coca-Cola Icecek AS	25
97,819	Emlak Konut Gayrimenkul Yatiri	29
254,486	Eregli Demir ve Celik Fabrikalari TAS	464
4,695	Ford Otomotiv Sanayi AS	51
159,567	Haci Omer Sabanci Holding AS	201
135,550	KOC Holding AS	383
59,848	Petkim Petrokimya Holding	53
12,926	TAV Havalimanlari Holding AS	67
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

6,744		Tofas Turk Otomobil Fabrik	$24
28,286		Tupras Turkiye Petrol Rafine	628
92,886	*	Turk Hava Yollari	293
46,348		Turk Sise ve Cam Fabrikalari AS	45
194,739		Turkcell Iletisim Hizmet AS	371
400,144		Turkiye Garanti Bankasi AS	510
95,463		Turkiye Halk Bankasi AS	106
252,493		Turkiye Is Bankasi (Series C)	185
64,506		Turkiye Vakiflar Bankasi Tao	40
9,131	*	Ulker Biskuvi Sanayi AS	26
94,532	*	Yapi ve Kredi Bankasi	29
		TOTAL TURKEY	4,855

UNITED ARAB EMIRATES - 0.1%
352,540	*	Abu Dhabi Commercial Bank PJSC	763
266,629		Aldar Properties PJSC	133
114,535	*	DAMAC Properties Dubai Co PJSC	64
29,576		DP World Ltd	565
140,271	*	Dubai Investments PJSC	72
116,273	*	Dubai Islamic Bank PJSC	170
56,893	*	Emaar Development PJSC	81
126,624	*	Emaar Malls Group PJSC	63
628,179		Emaar Properties PJSC	847
313,200	*	Emirates Telecommunications Group Co PJSC	1,424
255,899		National Bank of Abu Dhabi PJSC	999
317,639		NMC Health plc	14,041
		TOTAL UNITED ARAB EMIRATES	19,222

UNITED KINGDOM - 5.0%
41,574		3i Group plc	509
95,500	*	accesso Technology Group plc	3,647
8,105		Admiral Group plc	220
1,888,181		Ashtead Group plc	59,909
267,602	*,e	ASOS plc	20,066
365,716		Associated British Foods plc	10,915
1,237,971		AstraZeneca plc	96,493
42,142	g	Auto Trader Group plc	245
1,013,376		Aviva plc	6,466
4,527,607		B&M European Value Retail S.A.	22,818
11,150	e	Babcock International Group	105
136,586		BAE Systems plc	1,120
727,739		Barclays plc	1,614
43,209		Barratt Developments plc	319
1,028,700		Beazley plc	7,649
153,000	*	Belmond Ltd.	2,792
251,518		Berkeley Group Holdings plc	12,049
69,580		Big Yellow Group plc	830
199,121	*	Blue Prism Group plc	6,160
4,861,800	*	boohoo.com plc	14,766
3,330,574		BP plc	25,528
1,554,959		British American Tobacco plc	72,493
206,380		British Land Co plc	1,660
279,412		Britvic plc	2,844
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

360,734		BT Group plc	$1,059
14,362		Bunzl plc	452
17,780		Burberry Group plc	467
23,193		Capital & Counties Properties	80
236,299		Centrica plc	477
4,357,076		CNH Industrial NV	52,287
9,321		Coca-Cola European Partners plc (Class A)	424
67,449		Compass Group plc	1,500
56,323	g	ConvaTec Group plc	170
5,772		Croda International plc	391
3,678		DCC plc	334
358,800		Dechra Pharmaceuticals plc	10,179
464,815		Delphi Automotive plc	38,998
34,790		Derwent London plc	1,295
1,634,167		Diageo plc	57,895
55,973		Direct Line Insurance Group plc	236
6,451		easyJet plc	110
3,207,457		Electrocomponents plc	30,006
39,780		Experian Group Ltd	1,021
100,849	*	Farfetch Ltd	2,746
739,113		Fevertree Drinks plc	34,727
45,967	*	Fiat DaimlerChrysler Automobiles NV	804
859,427		GlaxoSmithKline plc	17,236
139,960		Great Portland Estates plc	1,219
66,705		Group 4 Securicor plc	210
23,139		GVC Holdings plc	277
150,449		Hammerson plc	895
11,579		Hargreaves Lansdown plc	337
1,543,846		HSBC Holdings plc	13,471
40,831		Imperial Tobacco Group plc	1,421
1,513,973		Inchcape plc	13,183
53,194		Informa plc	528
7,775		InterContinental Hotels Group plc	484
26,523		International Consolidated Airlines Group S.A.	228
6,645		Intertek Group plc	432
28,991	e	Intu Properties plc	58
156,763		ITV plc	322
73,292		J Sainsbury plc	307
29,062		John Wood Group plc	292
8,421		Johnson Matthey plc	391
1,426,714	*	Just Eat plc	12,452
94,142		Kingfisher plc	318
148,242		Land Securities Group plc	1,707
3,196,800		Learning Technologies Group plc	6,938
4,798,246		Legal & General Group plc	16,380
11,605	*	Liberty Global plc	327
151,666	*	Liberty Global plc (Class A)	4,388
3,070,964		Lloyds TSB Group plc	2,362
110,826		London Stock Exchange Group plc	6,623
6,076,781		Man Group plc	13,940
69,025		Marks & Spencer Group plc	260
33,431		Meggitt plc	247
206,855		Melrose Industries plc	538
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

30,976	g	Merlin Entertainments plc	$162
18,619		Micro Focus International plc	346
604,417		Mondi plc	16,549
144,907		National Grid plc	1,497
185,145		Next plc	13,250
347,286	*,e	Old Mutual Ltd	744
33,005		Pearson plc	382
3,431		Pentair plc	149
13,040		Persimmon plc	401
3,372,794		Prudential plc	77,332
2,668,208	*,e	Purplebricks Group plc	7,971
100,569		Reckitt Benckiser Group plc	9,187
946,232		Redrow plc	7,192
1,000,728	*	RELX plc	21,024
153,042		RELX plc (London)	3,219
2,274,620		Rightmove plc	13,959
71,536		Rolls-Royce Group plc	920
204,797	*	Royal Bank of Scotland Group plc	664
37,844		Royal Mail plc	235
41,712		RSA Insurance Group plc	312
57,983		Safestore Holdings plc	393
47,083		Sage Group plc	360
5,495		Schroders plc	221
43,274		Scottish & Southern Energy plc	646
176,524		Segro plc	1,469
9,588		Severn Trent plc	231
17,395		Shaftesbury plc	206
121,968		Shire Ltd	7,369
43,555		Sky plc	982
38,305		Smith & Nephew plc	699
17,423		Smiths Group plc	339
23,245		St. James’s Place plc	346
119,616		Standard Chartered plc	991
114,191		Standard Life plc	455
4,042,667		Taylor Wimpey plc	9,036
9,271		TechnipFMC plc (Euro OTC)	290
19,037,766		Tesco plc	59,522
11,050		Travis Perkins plc	153
535,578		Unilever NV	29,791
259,611		Unilever plc	14,261
29,702		United Utilities Group plc	273
1,991,100		Vesuvius plc	16,722
11,256,905		Vodafone Group plc	24,119
9,860		Weir Group plc	226
138,029		Whitbread plc	8,484
97,431		WM Morrison Supermarkets plc	329
542,031		WPP plc	7,938
		TOTAL UNITED KINGDOM	1,085,992

UNITED STATES - 57.5%
96,156		3M Co	20,261
3,006		A.O. Smith Corp	160
1,233,100		Abbott Laboratories	90,460
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

164,320		AbbVie, Inc	$15,541
354,695		Abercrombie & Fitch Co (Class A)	7,491
881	*	Abiomed, Inc	396
140,277		Accenture plc	23,875
14,926		Activision Blizzard, Inc	1,242
855		Acuity Brands, Inc	134
10,302	*	Adobe Systems, Inc	2,781
1,564		Advance Auto Parts, Inc	263
19,328	*	Advanced Micro Devices, Inc	597
15,258		AES Corp	214
269,548		Aetna Inc	54,678
1,090		Affiliated Managers Group, Inc	149
16,301		Aflac, Inc	767
172,471		AGCO Corp	10,485
103,762		Agilent Technologies, Inc	7,319
10,495		AGNC Investment Corp	196
11,596		Agree Realty Corp	616
199,788		Air Products & Chemicals, Inc	33,375
3,576	*	Akamai Technologies, Inc	262
2,139		Albemarle Corp	213
17,137		Alexandria Real Estate Equities, Inc	2,156
455,099	*	Alexion Pharmaceuticals, Inc	63,263
7,350	*	Align Technology, Inc	2,875
3,240	*	Alkermes plc	138
7,762		Alleghany Corp	5,065
1,960		Allegion plc	178
630,495		Allergan plc	120,097
1,028		Alliance Data Systems Corp	243
155,627		Alliant Energy Corp	6,625
321,719		Allison Transmission Holdings, Inc	16,733
177,996		Allstate Corp	17,568
9,039		Ally Financial, Inc	239
8,889	*	Alnylam Pharmaceuticals, Inc	778
193,745	*	Alphabet, Inc (Class A)	233,866
177,882	*	Alphabet, Inc (Class C)	212,297
71		Altra Holdings, Inc	3
221,762		Altria Group, Inc	13,374
244,066	*	Amazon.com, Inc	488,864
151,803	*	AMC Networks, Inc	10,071
167		Amerco, Inc	60
5,001		Ameren Corp	316
2,604		American Airlines Group, Inc	108
10,289		American Electric Power Co, Inc	729
520,162		American Express Co	55,392
134,106		American Financial Group, Inc	14,882
50,000		American Homes 4 Rent	1,095
1,058,066		American International Group, Inc	56,331
30,737		American Tower Corp	4,466
3,592		American Water Works Co, Inc	316
114,369		Ameriprise Financial, Inc	16,888
20,868		AmerisourceBergen Corp	1,924
4,719		Ametek, Inc	373
84,331		Amgen, Inc	17,481
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

6,405		Amphenol Corp (Class A)	$602
493,944		Anadarko Petroleum Corp	33,297
7,603		Analog Devices, Inc	703
3,092		Andeavor	475
23,748		Annaly Capital Management, Inc	243
1,746	*	Ansys, Inc	326
4,343	*	Antero Resources Corp	77
222,954		Anthem, Inc	61,101
5,167		Aon plc	795
7,940		Apache Corp	379
11,596		Apartment Investment & Management Co (Class A)	512
2,433,451		Apple, Inc	549,327
456,793		Applied Materials, Inc	17,655
4,807		ARAMARK Holdings Corp	207
8,218	*	Arch Capital Group Ltd	245
11,736		Archer Daniels Midland Co	590
9,075		Arconic, Inc	200
1,104	*	Arista Networks, Inc	294
1,590	*	Arrow Electronics, Inc	117
3,654		Arthur J. Gallagher & Co	272
79,484	*	Asbury Automotive Group, Inc	5,465
54,972		Ashland Global Holdings, Inc	4,610
61,629		Associated Banc-Corp	1,602
1,156		Assurant, Inc	125
1,204,112		AT&T, Inc	40,434
175,200	*	Athene Holding Ltd	9,051
2,408		Atmos Energy Corp	226
4,594	*	Autodesk, Inc	717
9,252		Automatic Data Processing, Inc	1,394
570	*	AutoZone, Inc	442
19,445		AvalonBay Communities, Inc	3,522
1,952		Avery Dennison Corp	212
2,684		Avnet, Inc	120
444,220		AXA Equitable Holdings, Inc	9,529
65,929	*	Axalta Coating Systems Ltd	1,922
1,827		Axis Capital Holdings Ltd	105
8,770		Baker Hughes a GE Co	297
6,870		Ball Corp	302
5,452,850		Bank of America Corp	160,641
176,538		Bank of New York Mellon Corp	9,002
12,917	*	Bausch Health Cos, Inc	332
691,875		Baxter International, Inc	53,337
122,542		BB&T Corp	5,948
41,933		Becton Dickinson & Co	10,945
1,206,763		Bed Bath & Beyond, Inc	18,101
315,026	*	Berkshire Hathaway, Inc (Class B)	67,450
439,784	*	Berry Plastics Group, Inc	21,281
202,875		Best Buy Co, Inc	16,100
36,078	*	Biogen Idec, Inc	12,747
3,667	*	BioMarin Pharmaceutical, Inc	356
2,545		BlackRock, Inc	1,200
165,000		Blackstone Group LP	6,283
12,756	*	Bluebird Bio, Inc	1,862
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

383,919		Boeing Co	$142,779
1,018	*	Booking Holdings, Inc	2,020
4,207		BorgWarner, Inc	180
37,223		Boston Properties, Inc	4,582
1,157,796	*	Boston Scientific Corp	44,575
2,101	*	Brighthouse Financial, Inc	93
758,627		Bristol-Myers Squibb Co	47,096
145,804		Broadcom, Inc	35,974
2,436		Broadridge Financial Solutions, Inc	321
4,121		Brookfield Property REIT, Inc	86
5,623		Brown-Forman Corp (Class B)	284
145,005		Bunge Ltd	9,963
800,200		Burford Capital Ltd	20,252
71,817	*	Burlington Stores, Inc	11,700
6,327		CA, Inc	279
9,886		Cabot Oil & Gas Corp	223
183,569	*	CACI International, Inc (Class A)	33,804
298,973		Cadence BanCorp	7,809
5,950	*	Cadence Design Systems, Inc	270
18,322		Camden Property Trust	1,714
3,788	e	Campbell Soup Co	139
55,628		Capital One Financial Corp	5,281
6,586		Cardinal Health, Inc	356
3,877	*	CarMax, Inc	290
8,948		Carnival Corp	571
8,077		Carnival plc	501
763,812		Caterpillar, Inc	116,474
2,140		CBOE Holdings, Inc	205
6,507	*	CBRE Group, Inc	287
715,503		CBS Corp (Class B)	41,106
2,841		CDK Global, Inc	178
526,506		CDW Corp	46,817
2,850		Celanese Corp (Series A)	325
93,446	*	Celgene Corp	8,362
192,633	*	Centene Corp	27,889
10,358		Centerpoint Energy, Inc	286
20,383		CenturyLink, Inc	432
6,279	*	Cerner Corp	404
329,992		CF Industries Holdings, Inc	17,965
2,834		CH Robinson Worldwide, Inc	278
25,169		Charles Schwab Corp	1,237
17,853	*	Charter Communications, Inc	5,818
75,699		Chemed Corp	24,192
382,196		Chemours Co	15,074
23,279	*	Cheniere Energy, Inc	1,618
1,207,148		Chevron Corp	147,610
5,543	*	Chipotle Mexican Grill, Inc (Class A)	2,519
135,814		Chubb Ltd	18,150
5,057		Church & Dwight Co, Inc	300
226,582		Cigna Corp	47,186
37,294		Cimarex Energy Co	3,466
3,044		Cincinnati Financial Corp	234
1,935		Cintas Corp	383
4,873,243		Cisco Systems, Inc	237,083
2,757		CIT Group, Inc	142
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

904,656		Citigroup, Inc	$64,900
628,307		Citizens Financial Group, Inc	24,234
2,836	*	Citrix Systems, Inc	315
2,683		Clorox Co	404
18,399		CME Group, Inc	3,132
5,915		CMS Energy Corp	290
3,280,098	n	Coca-Cola Co	151,508
3,710		Cognex Corp	207
12,290		Cognizant Technology Solutions Corp (Class A)	948
197,923	*	Colfax Corp	7,137
17,417		Colgate-Palmolive Co	1,166
1,773,290		Comcast Corp (Class A)	62,792
457,300		Comerica, Inc	41,248
4,121	*	CommScope Holding Co, Inc	127
849,342		ConAgra Foods, Inc	28,852
742,247	*	Concho Resources, Inc	113,378
24,721		ConocoPhillips	1,913
6,403		Consolidated Edison, Inc	488
30,484		Constellation Brands, Inc (Class A)	6,573
64,121	*	Continental Resources, Inc	4,378
5,567		Cooper Cos, Inc	1,543
4,422	*	Copart, Inc	228
322,365		Corning, Inc	11,379
720	*	CoStar Group, Inc	303
519,096		Costco Wholesale Corp	121,925
15,538		Coty, Inc	195
42,580	*	Credit Acceptance Corp	18,653
60,000	*	Cree, Inc	2,272
94,191		Crown Castle International Corp	10,486
1,291,311	*	Crown Holdings, Inc	61,983
702,120		CSX Corp	51,992
16,235		CubeSmart	463
3,284		Cummins, Inc	480
882,722		CVS Health Corp	69,488
126,054		Danaher Corp	13,697
2,455		Darden Restaurants, Inc	273
3,026	*	DaVita, Inc	217
37,689		DDR Corp	505
117,053	*	Deckers Outdoor Corp	13,880
110,666		Deere & Co	16,636
117,708		Delek US Holdings, Inc	4,994
4,314	*	Dell Technologies, Inc-VMware Inc	419
52,637		Delta Air Lines, Inc	3,044
208,171		Deluxe Corp	11,853
4,799		Dentsply Sirona, Inc	181
10,984		Devon Energy Corp	439
279,027		Diamondback Energy, Inc	37,722
40,588		DiamondRock Hospitality Co	474
4,288		Digital Realty Trust, Inc	482
7,445		Discover Financial Services	569
3,469	*	Discovery, Inc (Class A)	111
6,575	*	Discovery, Inc (Class C)	194
22,268	*	DISH Network Corp (Class A)	796
192,783		Dollar General Corp	21,071
4,837	*	Dollar Tree, Inc	394
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

197,114		Dominion Resources, Inc	$13,853
862		Domino’s Pizza, Inc	254
3,288		Dover Corp	291
1,827,453		DowDuPont, Inc	117,523
6,776		DR Horton, Inc	286
3,871		DTE Energy Co	422
14,531		Duke Energy Corp	1,163
222,054		Duke Realty Corp	6,300
51,089		Dun & Bradstreet Corp	7,281
1,208,272		DXC Technology Co	112,998
599,217	*	E*TRADE Financial Corp	31,393
3,161		East West Bancorp, Inc	191
3,001		Eastman Chemical Co	287
66,787		Eaton Corp	5,792
2,668		Eaton Vance Corp	140
231,771	*	eBay, Inc	7,653
32,892		Ecolab, Inc	5,157
33,748		Edison International	2,284
404,647	*	Edwards Lifesciences Corp	70,449
141,756	*,n	Electronic Arts, Inc	17,080
659,538		Eli Lilly & Co	70,775
160,860		EMCOR Group, Inc	12,082
421,591		Emerson Electric Co	32,285
321,719		Encompass Health Corp	25,078
80,280		Entergy Corp	6,513
1,301,205		EOG Resources, Inc	165,995
5,427		EQT Corp	240
2,479		Equifax, Inc	324
3,633		Equinix, Inc	1,573
19,714		Equity Lifestyle Properties, Inc	1,901
39,686		Equity Residential	2,630
11,297		Essex Property Trust, Inc	2,787
73,036		Estee Lauder Cos (Class A)	10,614
900		Everest Re Group Ltd	206
5,647		Evergy, Inc	310
6,621		Eversource Energy	407
90,129		Exelon Corp	3,935
261,142		Expedia, Inc	34,074
3,873		Expeditors International of Washington, Inc	285
46,694	*	Express Scripts Holding Co	4,436
14,245		Extra Space Storage, Inc	1,234
1,686,492	d	Exxon Mobil Corp	143,386
41,270	*	F5 Networks, Inc	8,230
1,187,847	*	Facebook, Inc	195,353
6,022		Fastenal Co	349
10,808		Federal Realty Investment Trust	1,367
406,341		FedEx Corp	97,843
6,960		Fidelity National Information Services, Inc	759
41,298		Fifth Third Bancorp	1,153
170,702	*	First American Corp	8,434
11,124	*	First Data Corp	272
3,201		First Republic Bank	307
685,738		FirstEnergy Corp	25,489
8,628	*	Fiserv, Inc	711
1,883	*	FleetCor Technologies, Inc	429
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

561,392	*	Flextronics International Ltd	$7,365
2,819		Flir Systems, Inc	173
2,588		Flowserve Corp	142
2,805		Fluor Corp	163
2,768		FMC Corp	241
5,918		FNF Group	233
77,708		Ford Motor Co	719
144,926	*	Fortinet, Inc	13,372
203,597		Fortive Corp	17,143
3,268		Fortune Brands Home & Security, Inc	171
30,000		Four Corners Property Trust, Inc	771
6,913		Franklin Resources, Inc	210
2,447,564		Freeport-McMoRan Copper & Gold, Inc (Class B)	34,070
348,286		Gaming and Leisure Properties, Inc	12,277
4,947		Gap, Inc	143
2,506		Garmin Ltd	176
1,930	*	Gartner, Inc	306
83,243		General Dynamics Corp	17,042
555,731		General Electric Co	6,274
12,427		General Mills, Inc	533
126,443		General Motors Co	4,257
18,159,000	*,†,m	General Motors Co	0
13,592,224	*,†,m	General Motors Co	0
29,845,445	*,†,m	General Motors Co	0
69,850,000	*,†,m	General Motors Co	0
61,921,000	*,†,e,m	General Motors Co	0
19,417,463	*,†,m	General Motors Co	0
530,757	*,†,m	General Motors Co	0
26,439,985	*,†,m	General Motors Co	0
4,461,000	*,†,m	General Motors Co	0
18,106,794	*,†,m	General Motors Co	0
487,720		Gentex Corp	10,466
2,948		Genuine Parts Co	293
928,185		Gilead Sciences, Inc	71,665
3,347		Global Payments, Inc	426
39,093	*	GoDaddy, Inc	3,260
411,552		Goldman Sachs Group, Inc	92,286
5,117		Goodyear Tire & Rubber Co	120
89,009	*	Green Dot Corp	7,906
299,106	*	GreenSky, Inc	5,384
850,000	*	Groupon, Inc	3,205
70,935	*	GrubHub, Inc	9,833
4,372		H&R Block, Inc	113
103,691		Halliburton Co	4,203
128,093		Hanesbrands, Inc	2,361
3,557		Harley-Davidson, Inc	161
2,488		Harris Corp	421
7,264		Hartford Financial Services Group, Inc	363
2,235		Hasbro, Inc	235
234,489		HCA Holdings, Inc	32,622
61,965		HCP, Inc	1,631
355,152	*	HD Supply Holdings, Inc	15,197
17,395		Healthcare Trust of America, Inc	464
2,455		Helmerich & Payne, Inc	169
3,378	*	Henry Schein, Inc	287
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

2,903		Hershey Co	$296
5,996		Hess Corp	429
732,658		Hewlett Packard Enterprise Co	11,950
129,006		Hilltop Holdings, Inc	2,602
369,031	*	Hilton Grand Vacations, Inc	12,215
5,981		Hilton Worldwide Holdings, Inc	483
3,391		HollyFrontier Corp	237
23,690	*	Hologic, Inc	971
716,258		Home Depot, Inc	148,373
762,129		Honeywell International, Inc	126,818
5,947		Hormel Foods Corp	234
96,097		Host Marriott Corp	2,028
798,767		HP, Inc	20,584
40,588		Hudson Pacific Properties	1,328
89,261		Humana, Inc	30,217
2,670,460		Huntington Bancshares, Inc	39,843
60,701		Huntington Ingalls	15,544
408,344		Huntsman Corp	11,119
13,581	*	IAC/InterActiveCorp	2,943
1,631		IDEX Corp	246
1,778	*	Idexx Laboratories, Inc	444
7,992	*	IHS Markit Ltd	431
6,442		Illinois Tool Works, Inc	909
47,402	*	Illumina, Inc	17,399
119,452	*	Imax Corp	3,082
3,707	*	Incyte Corp	256
255,772		Ingersoll-Rand plc	26,165
1,550		Ingredion, Inc	163
2,076,779		Intel Corp	98,211
36,392		IntercontinentalExchange Group, Inc	2,725
19,244		International Business Machines Corp	2,910
273,478		International Flavors & Fragrances, Inc	38,046
21,999		International Paper Co	1,081
150,841		Interpublic Group of Cos, Inc	3,450
30,106		Intuit, Inc	6,846
20,652	*	Intuitive Surgical, Inc	11,854
8,110		Invesco Ltd	186
56,408		Invitation Homes, Inc	1,292
787	*	IPG Photonics Corp	123
3,222	*	IQVIA Holdings, Inc	418
5,635		Iron Mountain, Inc	195
25,000		iShares Dow Jones US Real Estate Index Fund	2,001
423,636		iShares MSCI Canada Index Fund	12,192
97,853		iShares MSCI South Korea Index Fund	6,680
83,000		ITT, Inc	5,085
2,369		J.M. Smucker Co	243
1,545		Jack Henry & Associates, Inc	247
2,445		Jacobs Engineering Group, Inc	187
60,612	*	Jazz Pharmaceuticals plc	10,191
134,190		JB Hunt Transport Services, Inc	15,961
16,235		JBG SMITH Properties	598
6,886		Jefferies Financial Group, Inc	151
935,834		Johnson & Johnson	129,304
19,480		Johnson Controls International plc	682
1,078		Jones Lang LaSalle, Inc	156
2,596,630		JPMorgan Chase & Co	293,004
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

322,190		Juniper Networks, Inc	$9,656
2,245		Kansas City Southern Industries, Inc	254
208,171		KAR Auction Services, Inc	12,426
5,379		Kellogg Co	377
77,000		Kennametal, Inc	3,354
22,447		Keycorp	446
3,999	*	Keysight Technologies, Inc	265
19,714		Kilroy Realty Corp	1,413
40,859		Kimberly-Clark Corp	4,643
9,251		Kimco Realty Corp	155
41,719		Kinder Morgan, Inc	740
137,632		Kla-Tencor Corp	13,999
2,917		Knight-Swift Transportation Holdings, Inc	101
489,068		Kohl’s Corp	36,460
246,021		Korn/Ferry International	12,114
973,819		Kraft Heinz Co	53,667
104,257		Kroger Co	3,035
5,012		L Brands, Inc	152
1,636		L3 Technologies, Inc	348
74,630	*	Laboratory Corp of America Holdings	12,962
178,814		Lam Research Corp	27,126
782,014		Las Vegas Sands Corp	46,397
220,472		Lazard Ltd (Class A)	10,611
153,396		Lear Corp	22,242
2,875		Leggett & Platt, Inc	126
179,069		Leidos Holdings, Inc	12,384
5,892		Lennar Corp (Class A)	275
848		Lennox International, Inc	185
2,318	*	Liberty Broadband Corp (Class C)	195
4,478	*	Liberty Media Group (Class C)	167
2,930		Liberty Property Trust	124
2,168	*	Liberty SiriusXM Group (Class A)	94
3,662	*	Liberty SiriusXM Group (Class C)	159
4,720		Lincoln National Corp	319
3,032	*	Live Nation, Inc	165
5,953	*	LKQ Corp	189
5,421		Lockheed Martin Corp	1,875
5,590		Loews Corp	281
55,126		Lowe’s Companies, Inc	6,330
195,088		LPL Financial Holdings, Inc	12,585
106,509	*	Lululemon Athletica, Inc	17,307
113,573		LyondellBasell Industries AF S.C.A	11,642
183,746		M&T Bank Corp	30,234
2,427		Macerich Co	134
6,532		Macy’s, Inc	227
1,365		Manpower, Inc	117
17,015		Marathon Oil Corp	396
82,336		Marathon Petroleum Corp	6,584
292	*	Markel Corp	347
6,274		Marriott International, Inc (Class A)	828
97,640		Marsh & McLennan Cos, Inc	8,077
1,357		Martin Marietta Materials, Inc	247
1,349,609		Marvell Technology Group Ltd	26,047
6,584		Masco Corp	241
236,558	*	Mastec, Inc	10,562
109,524		MasterCard, Inc (Class A)	24,381
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

224,764	*	Matador Resources Co	$7,428
81,006	*	Match Group, Inc	4,691
7,221	*,e	Mattel, Inc	113
5,841		Maxim Integrated Products, Inc	329
2,441		McCormick & Co, Inc	322
396,710		McDonald’s Corp	66,366
15,923		McKesson Corp	2,112
68,967		Medtronic plc	6,784
23,018	*	Merrimack Pharmaceuticals, Inc	123
35,906		Metlife, Inc	1,678
535	*	Mettler-Toledo International, Inc	326
265,570		MGM Growth Properties LLC	7,832
10,072		MGM Resorts International	281
143,272	*	Michael Kors Holdings Ltd	9,823
4,906	e	Microchip Technology, Inc	387
139,095	*	Micron Technology, Inc	6,291
3,990,253		Microsoft Corp	456,365
12,283		Mid-America Apartment Communities, Inc	1,231
1,189	*	Middleby Corp	154
1,345	*	Mohawk Industries, Inc	236
167,977	*	Molina Healthcare, Inc	24,978
71,308		Molson Coors Brewing Co (Class B)	4,385
416,171		Mondelez International, Inc	17,879
683,609	*	Monster Beverage Corp	39,841
3,599		Moody’s Corp	602
147,388		Morgan Stanley	6,864
7,492		Mosaic Co	243
147,239		Motorola, Inc	19,162
1,837		MSCI, Inc (Class A)	326
133,169	*	Mylan NV	4,874
2,365		NASDAQ OMX Group, Inc	203
8,001		National Oilwell Varco, Inc	345
3,150		National Retail Properties, Inc	141
20,000		National Storage Affiliates Trust	509
3,569	*	Nektar Therapeutics	218
287,596		NetApp, Inc	24,702
35,324	*	NetFlix, Inc	13,216
10,167		New York Community Bancorp, Inc	105
10,396		Newell Rubbermaid, Inc	211
4,523	*	Newfield Exploration Co	130
55,507		Newmont Mining Corp	1,676
8,751		News Corp	115
65,000		Nexteer Automotive Group Ltd	103
47,372		NextEra Energy, Inc	7,940
7,794		Nielsen NV	216
1,448,812		Nike, Inc (Class B)	122,743
7,941		NiSource, Inc	198
10,161		Noble Energy, Inc	317
175,897		Nordstrom, Inc	10,520
5,960		Norfolk Southern Corp	1,076
4,522		Northern Trust Corp	462
281,254		Northrop Grumman Corp	89,262
4,563	*	Norwegian Cruise Line Holdings Ltd	262
79,374		Nucor Corp	5,036
168,221		NVIDIA Corp	47,273
9,242	*	NVR, Inc	22,835
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

852,994		Occidental Petroleum Corp	$70,091
4,265		OGE Energy Corp	155
1,240		Old Dominion Freight Line	200
1,453,170		Olin Corp	37,317
4,579		Omnicom Group, Inc	311
8,731	*	ON Semiconductor Corp	161
78,411		Oneok, Inc	5,315
114,452		Oracle Corp	5,901
1,774	*	O’Reilly Automotive, Inc	616
2,494		Owens Corning, Inc	135
7,296		PACCAR, Inc	498
7,115		Packaging Corp of America	780
1,900	*	Palo Alto Networks, Inc	428
96,099		Park Hotels & Resorts, Inc	3,154
211,891		Parker-Hannifin Corp	38,973
292,941	*	Parsley Energy, Inc	8,569
6,799		Paychex, Inc	501
1,868,151	*	PayPal Holdings, Inc	164,098
12,000	e	Pebblebrook Hotel Trust	436
1,018,246	*	Penn National Gaming, Inc	33,521
7,968		People’s United Financial, Inc	136
166,139		PepsiCo, Inc	18,574
2,627		Perrigo Co plc	186
2,022,216		Pfizer, Inc	89,119
54,064		PG&E Corp	2,487
160,796		Philip Morris International, Inc	13,111
63,291		Phillips 66	7,134
201,324		Pinnacle West Capital Corp	15,941
48,295		Pioneer Natural Resources Co	8,413
416,650		Plains All American Pipeline LP	10,420
129,169		Plains GP Holdings LP	3,169
98,295		PNC Financial Services Group, Inc	13,387
1,391		Polaris Industries, Inc	140
157,993		PPG Industries, Inc	17,242
71,070		PPL Corp	2,080
48,838		Praxair, Inc	7,850
6,067		Principal Financial Group	355
1,263,029		Procter & Gamble Co	105,122
400,566		Progressive Corp	28,456
103,171		Prologis, Inc	6,994
83,600	*	Proofpoint, Inc	8,889
515,717		Prudential Financial, Inc	52,252
10,598		Public Service Enterprise Group, Inc	559
12,283		Public Storage, Inc	2,477
498,157		Pulte Homes, Inc	12,339
1,615		PVH Corp	233
15,199	*	QIAGEN NV (Turquoise)	576
2,752	*	Qorvo, Inc	212
110,000		QTS Realty Trust, Inc	4,694
283,434		QUALCOMM, Inc	20,416
24,744		Quest Diagnostics, Inc	2,670
633,719	*	Qurate Retail Group, Inc QVC Group	14,075
1,131		Ralph Lauren Corp	156
101,137		Raymond James Financial, Inc	9,310
38,059		Raytheon Co	7,865
13,770		Realty Income Corp	783
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

3,703	*	Red Hat, Inc	$505
38,193		Regency Centers Corp	2,470
1,642	*	Regeneron Pharmaceuticals, Inc	663
24,302		Regions Financial Corp	446
1,342		Reinsurance Group of America, Inc (Class A)	194
4,820		Republic Services, Inc	350
2,817		Resmed, Inc	325
34,790		Retail Opportunities Investment Corp	650
81,177	*	Retrophin, Inc	2,332
98,572		Rexford Industrial Realty, Inc	3,150
2,753		Robert Half International, Inc	194
53,485		Rockwell Automation, Inc	10,030
3,474		Rockwell Collins, Inc	488
2,130		Rollins, Inc	129
76,906		Roper Industries, Inc	22,780
8,023		Ross Stores, Inc	795
3,519		Royal Caribbean Cruises Ltd	457
5,291		S&P Global, Inc	1,034
4,917		Sabre Corp	128
861,103	*	salesforce.com, Inc	136,941
2,394	*	SBA Communications Corp	385
2,934		SCANA Corp	114
1,899,477		Schering-Plough Corp	134,749
868,076		Schlumberger Ltd	52,883
5,769		Seagate Technology, Inc	273
3,815		Sealed Air Corp	153
31,143	*	Seattle Genetics, Inc	2,402
2,700		SEI Investments Co	165
113,035		Sempra Energy	12,858
3,595	*	Sensata Technologies Holding plc	178
420,807	*	ServiceNow, Inc	82,322
1,759		Sherwin-Williams Co	801
1,183		Signature Bank	136
61,084		Simon Property Group, Inc	10,797
33,062	e	Sirius XM Holdings, Inc	209
3,868		Skyworks Solutions, Inc	351
24,928		SL Green Realty Corp	2,431
1,263		Snap-On, Inc	232
207,281	*,e	SolarEdge Technologies, Inc	7,804
45,157		Southern Co	1,969
1,219,903		Southwest Airlines Co	76,183
2,529		Spirit Aerosystems Holdings, Inc (Class A)	232
2,964	*	Splunk, Inc	358
76,589	*	Sprint Corp	501
6,008	*	Square, Inc	595
4,507		SS&C Technologies Holdings, Inc	256
199,392		Stanley Works	29,199
114,446		Starbucks Corp	6,505
28,991		Starwood Property Trust, Inc	624
122,038		State Street Corp	10,224
5,154		Steel Dynamics, Inc	233
1,828	*	Stericycle, Inc	107
84,498		STERIS Plc	9,667
7,028		Stryker Corp	1,249
22,000		Sun Communities, Inc	2,234
52,185		Sunstone Hotel Investors, Inc	854
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

699,002		SunTrust Banks, Inc	$46,686
43,775	*	SVB Financial Group	13,607
12,107		Symantec Corp	258
572,361		Synchrony Financial	17,789
278,231	*	Synopsys, Inc	27,436
10,428		Sysco Corp	764
5,171		T Rowe Price Group, Inc	565
74,992	*	Take-Two Interactive Software, Inc	10,348
5,719		Tapestry, Inc	287
4,542		Targa Resources Investments, Inc	256
564,083		Target Corp	49,758
5,935		TD Ameritrade Holding Corp	314
441,325		TE Connectivity Ltd	38,806
956		Teleflex, Inc	254
185,090	*	Tenet Healthcare Corp	5,268
515,718		Terex Corp	20,582
16,235		Terreno Realty Corp	612
100,000	*,e	TESARO, Inc	3,901
2,653	*,e	Tesla, Inc	702
170,322		Tetra Tech, Inc	11,633
55,658		Texas Instruments, Inc	5,972
1,322,289		Textron, Inc	94,504
45,877		Thermo Fisher Scientific, Inc	11,198
2,462		Tiffany & Co	318
13,215		TJX Companies, Inc	1,480
72,632	*	T-Mobile US, Inc	5,097
3,178		Toll Brothers, Inc	105
141,935	*	TopBuild Corp	8,065
2,394		Torchmark Corp	208
126,552		Total System Services, Inc	12,496
2,490		Tractor Supply Co	226
38,829	*	TransDigm Group, Inc	14,456
1,250,614	*,e	Transocean Ltd (NYSE)	17,446
3,859		TransUnion	284
5,747		Travelers Cos, Inc	745
562,300		Travelport Worldwide Ltd	9,486
120,470	*	Trimble Navigation Ltd	5,236
2,421	*	TripAdvisor, Inc	124
568,199		Tronox Ltd	6,790
22,032		Twenty-First Century Fox, Inc	1,021
9,029		Twenty-First Century Fox, Inc (Class B)	414
14,213	*	Twitter, Inc	405
6,104		Tyson Foods, Inc (Class A)	363
5,860		UDR, Inc	237
3,692		UGI Corp	205
83,325	*	Ulta Beauty, Inc	23,508
4,343	*	Under Armour, Inc	85
779,755	*	Under Armour, Inc (Class A)	16,546
1,032,652		Union Pacific Corp	168,147
1,594	*	United Continental Holdings, Inc	142
66,190		United Parcel Service, Inc (Class B)	7,728
190,981	*	United Rentals, Inc	31,244
15,943		United Technologies Corp	2,229
867	*	United Therapeutics Corp	111
782,577		UnitedHealth Group, Inc	208,197
1,854		Universal Health Services, Inc (Class B)	237
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

4,675		UnumProvident Corp	$183
268,246	*	Urban Outfitters, Inc	10,971
32,721		US Bancorp	1,728
60,965	*	USANA Health Sciences, Inc	7,349
862		Vail Resorts, Inc	237
146,398		Valero Energy Corp	16,653
915,465		Vanguard Emerging Markets ETF	37,534
50,000		Vanguard FTSE Developed Markets ETF	2,164
1,809	*	Varian Medical Systems, Inc	202
2,385	*	Veeva Systems, Inc	260
30,584		Ventas, Inc	1,663
22,826		VEREIT, Inc	166
41,444	*	VeriSign, Inc	6,636
3,256	*	Verisk Analytics, Inc	393
815,809		Verizon Communications, Inc	43,556
45,603	*	Vertex Pharmaceuticals, Inc	8,790
7,003		VF Corp	654
162,744		Viacom, Inc (Class B)	5,494
292,998	e	Virtu Financial, Inc	5,992
1,241,101		Visa, Inc (Class A)	186,277
34,026	*	Vistra Energy Corp	847
61,818	*	VMware, Inc (Class A)	9,647
3,583		Vornado Realty Trust	262
176,856		Voya Financial, Inc	8,784
2,639		Vulcan Materials Co	293
2,070		W.R. Berkley Corp	165
98,117		W.W. Grainger, Inc	35,068
1,037	*	WABCO Holdings, Inc	122
1,861		Wabtec Corp	195
62,599		Walgreens Boots Alliance, Inc	4,563
737,050		Walmart, Inc	69,216
510,707		Walt Disney Co	59,722
5,362		Waste Connections, Inc	428
221,739		Waste Management, Inc	20,036
1,677	*	Waters Corp	326
6,603		WEC Energy Group, Inc	441
146,316	*	Weight Watchers International, Inc	10,533
49,016	*	WellCare Health Plans, Inc	15,709
640,509		Wells Fargo & Co	33,665
37,608		Welltower, Inc	2,419
206,312		Western Digital Corp	12,078
10,381		Western Union Co	198
95,099		Westlake Chemical Corp	7,904
5,108		WestRock Co	273
38,460		Weyerhaeuser Co	1,241
1,523		Whirlpool Corp	181
275,351		Williams Cos, Inc	7,487
145,707	e	Williams-Sonoma, Inc	9,576
2,724		Willis Towers Watson plc	384
2,962	*	Workday, Inc	432
61,166	*	Worldpay, Inc	6,194
120,000	*	WPX Energy, Inc	2,414
233,170		WR Grace and Co	16,662
405,519	n	Wynn Resorts Ltd	51,525
10,529		Xcel Energy, Inc	497
4,624		Xerox Corp	125
251

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

5,302		Xilinx, Inc	$425
2,551	*	XPO Logistics, Inc	291
3,565		Xylem, Inc	285
34,327		Yum! Brands, Inc	3,121
4,302	*	Zayo Group Holdings, Inc	149
56,454	*	Zebra Technologies Corp (Class A)	9,983
2,330	*	Zillow Group, Inc (Class C)	103
424,260		Zimmer Biomet Holdings, Inc	55,777
788,542		Zions Bancorporation	39,545
419,591		Zoetis, Inc	38,418
95,135	*	Zscaler, Inc	3,880
		TOTAL UNITED STATES	12,426,837

URUGUAY - 0.1%
4,263,043	e	Arcos Dorados Holdings, Inc	26,644
		TOTAL URUGUAY	26,644

ZAMBIA - 0.1%
1,017,072		First Quantum Minerals Ltd	11,583
		TOTAL ZAMBIA	11,583

		TOTAL COMMON STOCKS	21,113,329
		(Cost $18,476,936)

RIGHTS / WARRANTS - 0.0%
CANADA - 0.0%
816	m	Aurora Cannabis, Inc	2
		TOTAL CANADA	2

THAILAND - 0.0%
90,178	m	BTS Group Holdings PCL	0
		TOTAL THAILAND	0

		TOTAL RIGHTS / WARRANTS	2
		(Cost $4)
252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 2.9%

TREASURY DEBT - 2.0%
$147,400,000		United States Treasury Bill	1.923%-1.955%	10/04/18	$147,375
121,980,000		United States Treasury Bill	1.963	10/11/18	121,911
132,140,000		United States Treasury Bill	1.987-1.997	10/18/18	132,011
31,700,000		United States Treasury Bill	2.085	11/08/18	31,631
		TOTAL TREASURY DEBT			432,928

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

GOVERNMENT AGENCY DEBT - 0.1%
10,000,000		Federal National Mortgage Association (FNMA)			10,000
		TOTAL GOVERNMENT AGENCY DEBT			10,000

REPURCHASE AGREEMENT - 0.8%
14,000,000	q	Calyon	2.240	10/01/18	14,000
28,000,000	r	JP Morgan	2.250	10/01/18	28,000
61,000,000	s	JP Morgan	2.260	10/01/18	61,000
25,000,000	t	Merrill Lynch	2.270	10/01/18	25,000
31,000,000	u	NatWest Markets	2.160	10/04/18	31,000
20,000,000	v	Nomura	2.270	10/01/18	20,000
		TOTAL REPURCHASE AGREEMENT			179,000

VARIABLE RATE SECURITIES - 0.0%
3,374,281	i	SLM Student Loan Trust	2.375	01/25/19	3,374
		TOTAL VARIABLE RATE SECURITIES			3,374

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			192,374

		TOTAL SHORT-TERM INVESTMENTS			625,302
		(Cost $625,310)
		TOTAL INVESTMENTS - 100.5%			21,738,633
		(Cost $19,102,250)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(112,704)
		NET ASSETS - 100.0%			$21,625,929

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $192,692,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities was $188,804,000 or 0.9% of net assets.
253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
q	Agreement with Calyon, 2.24% dated 09/28/18 to be repurchased at $14,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $14,280,000.
r	Agreement with JP Morgan, 2.25% dated 09/28/18 to be repurchased at $28,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $28,560,000.
s	Agreement with JP Morgan, 2.26% dated 09/28/18 to be repurchased at $61,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $62,220,000.
t	Agreement with Merrill Lynch, 2.27% dated 09/28/18 to be repurchased at $25,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $25,501,000.
u	Agreement with NatWest Markets, 2.16% dated 09/27/18 to be repurchased at $31,000,000 on 10/04/18, collateralized by U.S. Government Agency Securities valued at $31,620,000.
v	Agreement with Nomura, 2.27% dated 09/28/18 to be repurchased at $20,000,000 on 10/01/18, collateralized by U.S. Government Agency Securities valued at $20,400,000.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	1,270	12/21/18	$123,002	$125,444	$2,442
S&P 500 E Mini Index	1,547	12/21/18	223,811	225,784	1,973
Total	2,817		$346,813	$351,228	$4,415

Written options outstanding as of September 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Electronic Arts, Inc, Call	180	$(3)	$130.00	10/19/18	$(8)
Electronic Arts, Inc, Put	180	(28)	110.00	10/19/18	(7)
Wynn Resorts Ltd, Put	200	(219)	140.00	12/21/18	(347)
Total	560	$(250)			$(362)
254

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2018

	VALUE	% OF
SECTOR	(000)	ASSETS
INFORMATION TECHNOLOGY	$4,841,517	22.2%
FINANCIALS	3,138,634	14.5
CONSUMER DISCRETIONARY	2,999,237	13.9
HEALTH CARE	2,760,523	12.8
INDUSTRIALS	2,453,639	11.4
ENERGY	1,469,938	6.8
CONSUMER STAPLES	1,356,693	6.3
MATERIALS	1,244,641	5.8
REAL ESTATE	310,680	1.4
TELECOMMUNICATION SERVICES	272,840	1.3
UTILITIES	264,989	1.2
SHORT-TERM INVESTMENTS	625,302	2.9
OTHER ASSETS & LIABILITES, NET	(112,704)	(0.5)
NET ASSETS	$21,625,929	100.0%
255

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.3%
474,232		Delphi Automotive plc	$39,788
395,092		Gentex Corp	8,479
177,085		Lear Corp	25,677
14,133	*,e	Tesla, Inc	3,742
4,074		Thor Industries, Inc	341
2,149	*	Visteon Corp	200
		TOTAL AUTOMOBILES & COMPONENTS	78,227

BANKS - 0.5%
994,700		Citizens Financial Group, Inc	38,365
448,168		Comerica, Inc	40,425
674		East West Bancorp, Inc	41
2,911		Pinnacle Financial Partners, Inc	175
3,450		Signature Bank	396
63,979	*	SVB Financial Group	19,887
157,014		Synovus Financial Corp	7,190
3,220	*	Texas Capital Bancshares, Inc	266
537,766		Wells Fargo & Co	28,265
102,328	*	Western Alliance Bancorp	5,821
		TOTAL BANKS	140,831

CAPITAL GOODS - 7.8%
98,975		3M Co	20,855
16,012		A.O. Smith Corp	855
44		Air Lease Corp	2
1,125,842		Airbus SE	141,341
8,270	e	Allegion plc	749
1,100,955		Allison Transmission Holdings, Inc	57,261
349		Altra Holdings, Inc	14
176,728		Ametek, Inc	13,983
4,624	*	Armstrong World Industries, Inc	322
1,134,151		Boeing Co	421,791
10,381		BWX Technologies, Inc	649
812,591		Caterpillar, Inc	123,912
1,568,828		CNH Industrial NV (NYSE)	18,842
94,237		Cummins, Inc	13,765
62,604	e	Curtiss-Wright Corp	8,603
33,798		Deere & Co	5,081
12,498		Donaldson Co, Inc	728
225,721		Emerson Electric Co	17,286
3,246	e	Equifax, Inc	424
31,004		Fastenal Co	1,799
940,707	e	Fortive Corp	79,207
5,592		Fortune Brands Home & Security, Inc	293
256

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

174,592	*	Gardner Denver Holdings, Inc	$4,948
12,166		General Dynamics Corp	2,491
17,795		Graco, Inc	825
85,295		Harris Corp	14,433
764,444	*	HD Supply Holdings, Inc	32,711
4,329		HEICO Corp	401
7,775		HEICO Corp (Class A)	587
1,269		Hexcel Corp	85
1,287,696		Honeywell International, Inc	214,273
48,570		Hubbell, Inc	6,487
3,808		Huntington Ingalls	975
26,652		IDEX Corp	4,015
34,929		Illinois Tool Works, Inc	4,929
395,431		Ingersoll-Rand plc	40,453
3,435		Lennox International, Inc	750
6,414		Lincoln Electric Holdings, Inc	599
289,849		Lockheed Martin Corp	100,276
22,795		Masco Corp	834
3,386	*	Middleby Corp	438
1,686		MSC Industrial Direct Co (Class A)	149
5,552		Nordson Corp	771
564,433		Northrop Grumman Corp	179,134
514,772		Parker-Hannifin Corp	94,682
3,272	*	Quanta Services, Inc	109
339,127		Raytheon Co	70,084
105,404		Rockwell Automation, Inc	19,765
2,259		Rockwell Collins, Inc	317
491,275		Roper Industries, Inc	145,520
233,634	*	Sensata Technologies Holding plc	11,577
11,094		Spirit Aerosystems Holdings, Inc (Class A)	1,017
835,431		Textron, Inc	59,708
10,751		Toro Co	645
135,060	*	TransDigm Group, Inc	50,283
324,618	*	United Rentals, Inc	53,107
164,889	*	Univar, Inc	5,055
474,818		W.W. Grainger, Inc	169,705
5,208	*	WABCO Holdings, Inc	614
3,260	e	Wabtec Corp	342
2,609		Watsco, Inc	465
13,232	*	Welbilt, Inc	276
10,464		Xylem, Inc	836
		TOTAL CAPITAL GOODS	2,222,433

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
488,888	*	Cimpress NV	66,787
9,090		Cintas Corp	1,798
330,011	*	Copart, Inc	17,006
109,912	*	CoStar Group, Inc	46,255
1,509		Dun & Bradstreet Corp	215
2,150,000		Experian Group Ltd	55,169
1,036,428	*	IHS Markit Ltd	55,926
408,356		KAR Auction Services, Inc	24,375
136,154		Republic Services, Inc	9,893
12,545		Robert Half International, Inc	883
257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

10,120		Rollins, Inc	$614
360,515		TransUnion	26,527
16,749	*	Verisk Analytics, Inc	2,019
655,000		Waste Connections, Inc	52,249
249,656		Waste Management, Inc	22,559
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	382,275

CONSUMER DURABLES & APPAREL - 2.2%
446,184	*	BRP, Inc (Toronto)	20,930
501		Brunswick Corp	34
4,896		Carter’s, Inc	483
146,448		Columbia Sportswear Co	13,630
279,300	*	Deckers Outdoor Corp	33,119
495,079		DR Horton, Inc	20,882
35,984	e	Hanesbrands, Inc	663
9,428		Hasbro, Inc	991
499		Lennar Corp (B Shares)	19
16,396		Lennar Corp (Class A)	766
253,735	*	Lululemon Athletica, Inc	41,229
7,721	*,e	Mattel, Inc	121
886,588	*	Michael Kors Holdings Ltd	60,785
1,989,983		Nike, Inc (Class B)	168,592
14,723	*	NVR, Inc	36,378
83,114		Polaris Industries, Inc	8,390
4,978,600		Prada S.p.A	23,788
1,153,901		Pulte Homes, Inc	28,582
6,155	*	Skechers U.S.A., Inc (Class A)	172
919,701		Sony Corp	55,907
1,530,362		Tapestry, Inc	76,931
366,245	*,e	Tempur Sealy International, Inc	19,374
7,144		Toll Brothers, Inc	236
15,529	*,e	Under Armour, Inc	302
14,656	*,e	Under Armour, Inc (Class A)	311
101,511		VF Corp	9,486
		TOTAL CONSUMER DURABLES & APPAREL	622,101

CONSUMER SERVICES - 1.5%
5,122	*,e	Bright Horizons Family Solutions	604
214,707	*	Chipotle Mexican Grill, Inc (Class A)	97,589
3,472		Choice Hotels International, Inc	289
6,685		Darden Restaurants, Inc	743
4,364		Domino’s Pizza, Inc	1,287
8,151	e	Dunkin Brands Group, Inc	601
187,638		Extended Stay America, Inc	3,796
4,697	*	Grand Canyon Education, Inc	530
2,963		H&R Block, Inc	76
8,779	*	Hilton Grand Vacations, Inc	291
232,784		Hilton Worldwide Holdings, Inc	18,804
329	e	International Game Technology plc	6
630,631		Las Vegas Sands Corp	37,415
1,217,284		Marriott International, Inc (Class A)	160,718
110,989		McDonald’s Corp	18,567
5,546		MGM Resorts International	155
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

400,000		Restaurant Brands International, Inc	$23,712
187,622		Service Corp International	8,293
199,359	*	ServiceMaster Global Holdings, Inc	12,366
7,622	e	Six Flags Entertainment Corp	532
208,388		Starbucks Corp	11,845
4,190		Vail Resorts, Inc	1,150
18,564		Wendy’s	318
9,988		Wyndham Hotels & Resorts, Inc	555
9,672		Wyndham Worldwide Corp	419
10,756		Wynn Resorts Ltd	1,367
298,136		Yum China Holdings, Inc	10,468
278,980		Yum! Brands, Inc	25,362
		TOTAL CONSUMER SERVICES	437,858

DIVERSIFIED FINANCIALS - 2.5%
50,490		American Express Co	5,377
200,295		Ameriprise Financial, Inc	29,576
3,963		Capital One Financial Corp	376
107,934		CBOE Holdings, Inc	10,357
613,496		Charles Schwab Corp	30,153
3,224	e	CME Group, Inc	549
126,342	*,e	Credit Acceptance Corp	55,347
101,334		Discover Financial Services	7,747
618,431	*	E*TRADE Financial Corp	32,400
11,726		Eaton Vance Corp	616
4,044		Evercore Partners, Inc (Class A)	407
3,907		Factset Research Systems, Inc	874
6,961		Interactive Brokers Group, Inc (Class A)	385
1,589,256		IntercontinentalExchange Group, Inc	119,019
1,259,500	e	iShares Russell 1000 Growth Index Fund	196,457
458,369		Lazard Ltd (Class A)	22,061
302,986		LPL Financial Holdings, Inc	19,546
3,687	e	MarketAxess Holdings, Inc	658
17,360		Moody’s Corp	2,903
1,763		Morningstar, Inc	222
9,095		MSCI, Inc (Class A)	1,613
60,067		Northern Trust Corp	6,135
323	*	OneMain Holdings, Inc	11
4,652		Raymond James Financial, Inc	428
462,350		S&P Global, Inc	90,339
888		Santander Consumer USA Holdings, Inc	18
13,813		SEI Investments Co	844
218,161		State Street Corp	18,277
1,151,395		Synchrony Financial	35,785
22,899		T Rowe Price Group, Inc	2,500
341,915		TD Ameritrade Holding Corp	18,063
3,746	e	Virtu Financial, Inc	77
243,194		Voya Financial, Inc	12,079
		TOTAL DIVERSIFIED FINANCIALS	721,199

ENERGY - 0.9%
18,142		Anadarko Petroleum Corp	1,223
12,595	*	Antero Resources Corp	223
2,367	e	Apache Corp	113
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

33,614		Cabot Oil & Gas Corp	$757
16,791	*	Cheniere Energy, Inc	1,167
1,178		Cimarex Energy Co	109
221,067	*	Concho Resources, Inc	33,768
164,193	*	Continental Resources, Inc	11,211
2,701	e	Diamondback Energy, Inc	365
1,216,379		EOG Resources, Inc	155,173
91,372		Halliburton Co	3,703
2,731	*,e	Kosmos Energy LLC	26
6,557	*	Newfield Exploration Co	189
18,288		Oneok, Inc	1,240
1,658,248	*	Parsley Energy, Inc	48,504
9,791		Pioneer Natural Resources Co	1,705
1,340	e	RPC, Inc	21
		TOTAL ENERGY	259,497

FOOD & STAPLES RETAILING - 0.6%
11,808	*	Sprouts Farmers Market, Inc	324
253,071		Sysco Corp	18,538
757	*	US Foods Holding Corp	23
1,604,636		Walmart, Inc	150,691
		TOTAL FOOD & STAPLES RETAILING	169,576

FOOD, BEVERAGE & TOBACCO - 2.5%
756,757		Altria Group, Inc	45,640
5,577		Brown-Forman Corp	283
29,518		Brown-Forman Corp (Class B)	1,492
100,924	e	Campbell Soup Co	3,697
655,475		Coca-Cola Co	30,276
579,937		Constellation Brands, Inc (Class A)	125,046
839,159		Costco Wholesale Corp	197,102
4,000,000		Davide Campari-Milano S.p.A	34,063
600,000		Fevertree Drinks plc	28,191
171,650		General Mills, Inc	7,367
13,333		Hershey Co	1,360
100,394		Kellogg Co	7,030
436,286		Keurig Dr Pepper, Inc	10,109
260,739		Kraft Heinz Co	14,369
177,474		McCormick & Co, Inc	23,382
2,281,493	*	Monster Beverage Corp	132,965
528,389		PepsiCo, Inc	59,074
3,972	*	Post Holdings, Inc	390
		TOTAL FOOD, BEVERAGE & TOBACCO	721,836

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
1,279,761		Abbott Laboratories	93,883
83,776	*	Abiomed, Inc	37,678
271,737		Aetna Inc	55,122
187,217	*	Align Technology, Inc	73,243
235,157		AmerisourceBergen Corp	21,686
190,500		Anthem, Inc	52,207
47,833	*	athenahealth, Inc	6,390
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

834,526		Baxter International, Inc	$64,334
2,626		Becton Dickinson & Co	685
180,623	*	Boston Scientific Corp	6,954
48,661		Cantel Medical Corp	4,480
193,785	*	Centene Corp	28,056
790,163	*	Cerner Corp	50,894
18,007		Chemed Corp	5,755
407,132		Cigna Corp	84,785
824		Cooper Cos, Inc	228
7,363	*	DaVita, Inc	527
9,139	*	DexCom, Inc	1,307
1,193,223	*,e	Edwards Lifesciences Corp	207,740
551,315		Encompass Health Corp	42,975
2,253	*	Envision Healthcare Corp	103
386,791	*	Express Scripts Holding Co	36,749
350,478		HCA Holdings, Inc	48,759
2,365	*,e	Henry Schein, Inc	201
4,706		Hill-Rom Holdings, Inc	444
218,477		Humana, Inc	73,959
87,283	*	ICU Medical, Inc	24,679
20,555	*	Idexx Laboratories, Inc	5,132
5,907	*,e	Insulet Corp	626
5,247	*	Integra LifeSciences Holdings Corp	346
667,991	*	Intuitive Surgical, Inc	383,427
50,781	*	Laboratory Corp of America Holdings	8,820
57,075	*	Masimo Corp	7,108
2,815		McKesson Corp	373
190,617	*	Molina Healthcare, Inc	28,345
3,115	*	Penumbra, Inc	466
753,683	*	Premier, Inc	34,504
131,244		Resmed, Inc	15,138
16,386		Straumann Holding AG.	12,345
891,166		Stryker Corp	158,342
947	e	Teleflex, Inc	252
891,810		UnitedHealth Group, Inc	237,257
9,560	*	Varian Medical Systems, Inc	1,070
337,531	*	Veeva Systems, Inc	36,747
261,452	*	WellCare Health Plans, Inc	83,793
1,838		West Pharmaceutical Services, Inc	227
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,038,141

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
21,674		Church & Dwight Co, Inc	1,287
11,671		Clorox Co	1,755
17,060		Colgate-Palmolive Co	1,142
39,769	e	Energizer Holdings, Inc	2,332
484,496		Estee Lauder Cos (Class A)	70,407
367,239	*	Herbalife Ltd	20,033
108,487		Kimberly-Clark Corp	12,328
47,400		Nu Skin Enterprises, Inc (Class A)	3,907
1,881	e	Spectrum Brands Holdings, Inc	141
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	113,332
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 0.6%
148		Alleghany Corp	$97
356,500		American International Group, Inc	18,980
25,515	e	Aon plc	3,924
6,777	*	Arch Capital Group Ltd	202
528	e	Axis Capital Holdings Ltd	30
130,395	*	Berkshire Hathaway, Inc (Class B)	27,919
780		Brown & Brown, Inc	23
1,777		Erie Indemnity Co (Class A)	227
1,716		Everest Re Group Ltd	392
117	*	Markel Corp	139
24,715		Marsh & McLennan Cos, Inc	2,044
1,585,070		Progressive Corp	112,603
14	e	RenaissanceRe Holdings Ltd	2
5,686	e	Travelers Cos, Inc	738
		TOTAL INSURANCE	167,320

MATERIALS - 1.5%
9,455		Avery Dennison Corp	1,024
8,480	*	Axalta Coating Systems Ltd	247
798,441	*	Berry Plastics Group, Inc	38,637
9,280		Celanese Corp (Series A)	1,058
417,617		Chemours Co	16,471
13,181	*	Crown Holdings, Inc	633
3,832		Eagle Materials, Inc	327
12,011		Ecolab, Inc	1,883
5,671	e	FMC Corp	494
3,673		Graphic Packaging Holding Co	51
1,010,300		Huntsman Corp	27,510
375,241		International Flavors & Fragrances, Inc	52,204
5,415		International Paper Co	266
506,844		LyondellBasell Industries AF S.C.A	51,957
6,036		Martin Marietta Materials, Inc	1,098
656		NewMarket Corp	266
120,962		Packaging Corp of America	13,268
11,272	*	Platform Specialty Products Corp	141
2,102		PPG Industries, Inc	229
361,229		Praxair, Inc	58,060
2,519		Royal Gold, Inc	194
2,795		RPM International, Inc	182
1,581		Scotts Miracle-Gro Co (Class A)	124
8,793		Sealed Air Corp	353
293,627		Sherwin-Williams Co	133,662
1,234		Silgan Holdings, Inc	34
8,823		Southern Copper Corp (NY)	381
97,778	e	Steel Dynamics, Inc	4,419
30,549		Vulcan Materials Co	3,397
66,801	e	Westlake Chemical Corp	5,552
232,663		WR Grace and Co	16,626
		TOTAL MATERIALS	430,748

MEDIA - 0.8%
306,405	*,e	AMC Networks, Inc	20,327
396		Cable One, Inc	350
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

265,722		CBS Corp (Class B)	$15,266
12,878	*	Charter Communications, Inc	4,197
1,153,754		Comcast Corp (Class A)	40,854
3,480		Interpublic Group of Cos, Inc	79
214	e	Lions Gate Entertainment Corp (Class A)	5
418	e	Lions Gate Entertainment Corp (Class B)	10
14,400	*	Live Nation, Inc	784
199	*	Madison Square Garden Co	63
15,417	e	Omnicom Group, Inc	1,049
138,495		Sirius XM Holdings, Inc	875
1,299,594		Walt Disney Co	151,975
		TOTAL MEDIA	235,834

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
1,967,727	e	AbbVie, Inc	186,108
5,122	*,e	Agios Pharmaceuticals, Inc	395
734,297	*	Alexion Pharmaceuticals, Inc	102,075
16,158	*,e	Alkermes plc	686
175,448		Allergan plc	33,419
8,167	*	Alnylam Pharmaceuticals, Inc	715
241,476		Amgen, Inc	50,056
207,778	*	Biogen Idec, Inc	73,410
532,246	*	BioMarin Pharmaceutical, Inc	51,612
4,002		Bio-Techne Corp	817
3,723	*,e	Bluebird Bio, Inc	543
90,753		Bristol-Myers Squibb Co	5,634
168,748		Bruker BioSciences Corp	5,645
141,014	*	Catalent, Inc	6,423
460,533	*	Celgene Corp	41,213
74,242	*	Charles River Laboratories International, Inc	9,988
1,060,757		Eli Lilly & Co	113,830
12,446	*,e	Exact Sciences Corp	982
29,589	*	Exelixis, Inc	524
2,606,187		Gilead Sciences, Inc	201,224
698,063	*	Illumina, Inc	256,231
18,359	*	Incyte Corp	1,268
13,089	*,e	Ionis Pharmaceuticals, Inc	675
121,300	*	IQVIA Holdings, Inc	15,737
530,813	*	Jazz Pharmaceuticals plc	89,246
731,029		Johnson & Johnson	101,006
437,377		Lonza Group AG.	149,625
2,597	*	Mettler-Toledo International, Inc	1,581
15,742	*	Nektar Therapeutics	960
9,310	*	Neurocrine Biosciences, Inc	1,145
65,177	*,e	PRA Health Sciences, Inc	7,182
8,311	*	Regeneron Pharmaceuticals, Inc	3,358
4,854	*	Sage Therapeutics, Inc	686
71,950	*	Sarepta Therapeutics, Inc	11,621
1,157,937		Schering-Plough Corp	82,144
11,001	*	Seattle Genetics, Inc	848
399,975	*,e	TESARO, Inc	15,603
782,206		Teva Pharmaceutical Industries Ltd (ADR)	16,849
67,933		Thermo Fisher Scientific, Inc	16,581
453,952	*	Vertex Pharmaceuticals, Inc	87,495
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

7,416	*	Waters Corp	$1,444
2,988,646		Zoetis, Inc	273,640
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,020,224

REAL ESTATE - 0.5%
1,044		Alexandria Real Estate Equities, Inc	131
67,286		American Tower Corp	9,777
481,055	*	CBRE Group, Inc	21,214
1,567		Colony Capital, Inc	9
3,902		Coresite Realty	434
32,547		Crown Castle International Corp	3,623
44,761	e	Equinix, Inc	19,377
109,783		Equity Lifestyle Properties, Inc	10,589
36,955		Extra Space Storage, Inc	3,202
7,896		Gaming and Leisure Properties, Inc	278
1,789	*	Howard Hughes Corp	222
1,438		Hudson Pacific Properties	47
8,089		Lamar Advertising Co	629
153	e	Life Storage, Inc	15
850,649	e	MGM Growth Properties LLC	25,086
969	e	Omega Healthcare Investors, Inc	32
15,479		Public Storage, Inc	3,121
29,919	*	SBA Communications Corp	4,806
198,549		Simon Property Group, Inc	35,093
5,609		Taubman Centers, Inc	336
		TOTAL REAL ESTATE	138,021

RETAILING - 12.8%
141,076		Advance Auto Parts, Inc	23,747
871,691	*	Amazon.com, Inc	1,745,997
600,000	*	ASOS plc	44,992
2,400	*	AutoZone, Inc	1,862
443,834		Best Buy Co, Inc	35,223
49,950	*	Booking Holdings, Inc	99,101
190,403	*	Burlington Stores, Inc	31,020
920,871	*,e	CarMax, Inc	68,761
748,134	*	Ctrip.com International Ltd (ADR)	27,808
579,726		Dollar General Corp	63,364
4,249	*	Dollar Tree, Inc	347
1,798,833		Expedia, Inc	234,712
1,201,678	*	Farfetch Ltd	32,722
3,019	*,e	Floor & Decor Holdings, Inc	91
460		Gap, Inc	13
4,595,466	*	Groupon, Inc	17,325
1,669,432		Home Depot, Inc	345,823
620,000		Industria De Diseno Textil S.A.	18,731
176,906		Kering	94,884
953,849		Kohl’s Corp	71,109
3,135		L Brands, Inc	95
5,769	*	LKQ Corp	183
199,456		Lowe’s Companies, Inc	22,902
1,018	*,e	Michaels Cos, Inc	17
637,099	*	NetFlix, Inc	238,358
264

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

617,120		Nordstrom, Inc	$36,910
86,154	*	O’Reilly Automotive, Inc	29,923
132,677	*,e	Pinduoduo, Inc (ADR)	3,488
4,114		Pool Corp	687
3,835,021	*,e	Qurate Retail Group, Inc QVC Group	85,176
144,969		Ross Stores, Inc	14,366
393,653		Tiffany & Co	50,769
915,008		TJX Companies, Inc	102,499
303,074		Tractor Supply Co	27,543
10,537	*,e	TripAdvisor, Inc	538
167,788	*	Ulta Beauty, Inc	47,336
750,967	*	Urban Outfitters, Inc	30,715
113,433	*,e	Wayfair, Inc	16,751
170,516	e	Williams-Sonoma, Inc	11,206
		TOTAL RETAILING	3,677,094

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
311,971	*,e	Advanced Micro Devices, Inc	9,637
5,898	e	Analog Devices, Inc	545
2,320,378		Applied Materials, Inc	89,683
578,904		Broadcom, Inc	142,833
194,060		Cypress Semiconductor Corp	2,812
586,654		Intel Corp	27,743
434,498		Kla-Tencor Corp	44,193
216,756		Lam Research Corp	32,882
16,001		Marvell Technology Group Ltd	309
308,270		Maxim Integrated Products, Inc	17,383
93,220	e	Microchip Technology, Inc	7,356
829,400	*	Micron Technology, Inc	37,514
5,630		MKS Instruments, Inc	451
4,313		Monolithic Power Systems, Inc	541
1,210,722		NVIDIA Corp	340,237
269,578	*	NXP Semiconductors NV	23,049
99,936	*	ON Semiconductor Corp	1,842
13,233		Skyworks Solutions, Inc	1,200
2,795		Teradyne, Inc	103
912,803		Texas Instruments, Inc	97,935
4,527	e	Universal Display Corp	534
10,719		Versum Materials, Inc	386
231,426		Xilinx, Inc	18,553
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	897,721

SOFTWARE & SERVICES - 36.5%
6,041	*	2U, Inc	454
685,377		Accenture plc	116,651
1,788,629		Activision Blizzard, Inc	148,796
1,643,150	*	Adobe Systems, Inc	443,568
16,140	*	Akamai Technologies, Inc	1,181
680,001	*	Alibaba Group Holding Ltd (ADR)	112,037
47,242		Alliance Data Systems Corp	11,157
508,426	*	Alphabet, Inc (Class A)	613,711
915,201	*	Alphabet, Inc (Class C)	1,092,265
120,490	*	Ansys, Inc	22,493
112,938	*	Aspen Technology, Inc	12,865
265

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

9,545	*	Atlassian Corp plc	$918
19,197	*	Autodesk, Inc	2,997
1,180,476		Automatic Data Processing, Inc	177,851
397,842	*,e	Baidu, Inc (ADR)	90,978
14,585	*	Black Knight, Inc	758
238,989		Booz Allen Hamilton Holding Co	11,861
297,879		Broadridge Financial Solutions, Inc	39,305
29,104	*,e	Cadence Design Systems, Inc	1,319
13,531		CDK Global, Inc	846
2,056	*,e	Ceridian HCM Holding, Inc	86
442,952	*	Citrix Systems, Inc	49,239
539,421		Cognizant Technology Solutions Corp (Class A)	41,616
173,596	*	Dell Technologies, Inc-VMware Inc	16,860
2,468	*,e	DocuSign, Inc	130
1,155,200		DXC Technology Co	108,034
4,355,431	*	eBay, Inc	143,816
431,400	*	Electronic Arts, Inc	51,979
5,258	*	EPAM Systems, Inc	724
2,804	*,e	Euronet Worldwide, Inc	281
3,800,135	*	Facebook, Inc	624,970
2,994	*	Fair Isaac Corp	684
2,901		Fidelity National Information Services, Inc	316
13,986	*	FireEye, Inc	238
45,982	*	First American Corp	2,272
469,516	*	First Data Corp	11,489
42,202	*	Fiserv, Inc	3,477
9,155	*	FleetCor Technologies, Inc	2,086
363,920	*	Fortinet, Inc	33,579
402,295	*	Gartner, Inc	63,764
5,265		Genpact Ltd	161
16,551		Global Payments, Inc	2,109
1,276,947	*	GoDaddy, Inc	106,485
1,227,027	*	GrubHub, Inc	170,091
8,343	*	Guidewire Software, Inc	843
1,327,760	*	IAC/InterActiveCorp	287,752
418,047		International Business Machines Corp	63,213
2,711,928		Intuit, Inc	616,692
8,030		Jack Henry & Associates, Inc	1,285
290,792		LogMeIn, Inc	25,910
7,040	*	Manhattan Associates, Inc	384
2,478,987		MasterCard, Inc (Class A)	551,847
875,824	*,e	Match Group, Inc	50,719
15,743,821		Microsoft Corp	1,800,621
10,638	*	Nutanix, Inc	454
9,000	*	Okta, Inc	633
28,182		Oracle Corp	1,453
60,171		Paychex, Inc	4,432
5,162	*	Paycom Software, Inc	802
4,951,069	*	PayPal Holdings, Inc	434,902
3,592		Pegasystems, Inc	225
190,156		Perspecta, Inc	4,891
2,082	*	Pluralsight, Inc	67
348,535	*	Proofpoint, Inc	37,060
266

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

327,061	*	PTC, Inc	$34,731
7,732	*	RealPage, Inc	509
146,059	*	Red Hat, Inc	19,905
48,858	*	RingCentral, Inc	4,546
806,118		Sabre Corp	21,024
4,179,519	*,e	salesforce.com, Inc	664,669
841,849	*	ServiceNow, Inc	164,691
146,300	*	Shopify, Inc (Class A)	24,060
123,988	*	Splunk, Inc	14,991
347,024	*	Square, Inc	34,359
20,061		SS&C Technologies Holdings, Inc	1,140
2,129	e	Switch, Inc	23
243,765	*	Synopsys, Inc	24,038
7,261	*	Tableau Software, Inc	811
6,992	*	Take-Two Interactive Software, Inc	965
1,105,800		Tencent Holdings Ltd	45,151
9,133	*	Teradata Corp	344
732,567		Total System Services, Inc	72,334
7,362	*	Twilio, Inc	635
4,415,900	*	Twitter, Inc	125,676
4,057	*	Tyler Technologies, Inc	994
3,137	*	Ultimate Software Group, Inc	1,011
233,757	*	VeriSign, Inc	37,429
5,180,846		Visa, Inc (Class A)	777,593
448,526	*	VMware, Inc (Class A)	69,997
14,121		Western Union Co	269
87,766	*	WEX, Inc	17,620
15,151	*	Workday, Inc	2,212
48,697	*	Worldpay, Inc	4,932
216,822	*	Zendesk, Inc	15,394
4,546	*,e	Zillow Group, Inc	201
9,196	*,e	Zillow Group, Inc (Class C)	407
974,652	*,e	Zscaler, Inc	39,746
		TOTAL SOFTWARE & SERVICES	10,443,089

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
30,683		Amphenol Corp (Class A)	2,885
6,038,206		Apple, Inc	1,363,065
5,947	*	Arista Networks, Inc	1,581
397,333		CDW Corp	35,331
4,102,229		Cisco Systems, Inc	199,573
17,799		Cognex Corp	994
1,824	*,e	Coherent, Inc	314
209,705	*	F5 Networks, Inc	41,819
721		Flir Systems, Inc	44
3,895	*	IPG Photonics Corp	608
2,206		Littelfuse, Inc	437
1,138,110		Motorola, Inc	148,114
9,647		National Instruments Corp	466
10,186	*	NCR Corp	289
900,394		NetApp, Inc	77,335
71,746	*	Palo Alto Networks, Inc	16,161
16,356	*	Pure Storage, Inc	424
898,357		TE Connectivity Ltd	78,993
267

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,083		Ubiquiti Networks, Inc	$206
201,447	*	Zebra Technologies Corp (Class A)	35,622
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,004,261

TELECOMMUNICATION SERVICES - 0.5%
1,183,900		Softbank Corp	118,271
191,736	*	T-Mobile US, Inc	13,456
20,084	*	Zayo Group Holdings, Inc	697
		TOTAL TELECOMMUNICATION SERVICES	132,424

TRANSPORTATION - 1.7%
439,990		American Airlines Group, Inc	18,185
14,465		CH Robinson Worldwide, Inc	1,416
752,300		CSX Corp	55,708
67,597		Delta Air Lines, Inc	3,909
18,580		Expeditors International of Washington, Inc	1,366
703,533		FedEx Corp	169,404
1,193	*	Genesee & Wyoming, Inc (Class A)	109
9,399		JB Hunt Transport Services, Inc	1,118
4,222		Landstar System, Inc	515
6,891	e	Old Dominion Freight Line	1,111
464		Schneider National, Inc	12
39,035		Southwest Airlines Co	2,438
586,654	*,e	Spirit Airlines, Inc	27,555
1,088,180		Union Pacific Corp	177,188
294,787		United Parcel Service, Inc (Class B)	34,416
51,877	*	XPO Logistics, Inc	5,923
		TOTAL TRANSPORTATION	500,373
		TOTAL COMMON STOCKS	28,554,415
		(Cost $20,264,278)
268

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.1%
$24,700,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	$24,700
		TOTAL GOVERNMENT AGENCY DEBT			24,700

TREASURY DEBT - 0.1%
14,677,000		United States Treasury Bill	1.925	10/04/18	14,675
15,630,000		United States Treasury Bill	1.963	10/11/18	15,621
		TOTAL TREASURY DEBT			30,296

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
181,658,313	c	State Street Navigator Securities Lending Government Money Market Portfolio			181,658
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			181,658

		TOTAL SHORT-TERM INVESTMENTS			236,654
		(Cost $236,654)
		TOTAL INVESTMENTS - 100.5%			28,791,069
		(Cost $20,500,932)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(155,237)
		NET ASSETS - 100.0%			$28,635,832

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $173,895,000.

Cost amounts are in thousands.
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.7%
60,563	e	Adient plc	$2,381
60,325	*	American Axle & Manufacturing Holdings, Inc	1,052
144,549		BorgWarner, Inc	6,184
37,696	e	Cooper Tire & Rubber Co	1,067
12,534	*	Cooper-Standard Holding, Inc	1,504
76,541		Dana Holding Corp	1,429
174,198		Delphi Automotive plc	14,615
19,677	*	Dorman Products, Inc	1,514
2,585,495		Ford Motor Co	23,916
25,297	*	Fox Factory Holding Corp	1,772
874,069		General Motors Co	29,430
199,630		Gentex Corp	4,284
26,543	*	Gentherm, Inc	1,206
137,668		Goodyear Tire & Rubber Co	3,220
115,779	e	Harley-Davidson, Inc	5,245
17,506		LCI Industries, Inc	1,449
42,706		Lear Corp	6,192
36,302	*	Modine Manufacturing Co	541
13,147	*,e	Motorcar Parts of America, Inc	308
5,808	*	Shiloh Industries, Inc	64
24,709		Spartan Motors, Inc	364
15,087		Standard Motor Products, Inc	743
20,247	*	Stoneridge, Inc	602
17,815		Superior Industries International, Inc	304
28,062		Tenneco, Inc	1,182
92,464	*,e	Tesla, Inc	24,482
35,644		Thor Industries, Inc	2,983
15,398		Tower International, Inc	466
22,699	*	Visteon Corp	2,109
22,457		Winnebago Industries, Inc	744
		TOTAL AUTOMOBILES & COMPONENTS	141,352

BANKS - 6.2%
12,408		1st Source Corp	653
10,115		Access National Corp	274
4,570		ACNB Corp	170
7,958	*	Allegiance Bancshares, Inc	332
5,882		American National Bankshares, Inc	229
26,136		Ameris Bancorp	1,194
7,069	*	Ames National Corp	193
8,183		Arrow Financial Corp	303
125,355		Associated Banc-Corp	3,259
14,762	*	Atlantic Capital Bancshares, Inc	247
43,167	*,e	Axos Financial, Inc	1,484
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,112		Banc of California, Inc	$588
11,574		Bancfirst Corp	694
62,103	e	BancorpSouth Bank	2,031
6,271,462		Bank of America Corp	184,757
11,787		Bank of Commerce Holdings	144
30,867		Bank of Hawaii Corp	2,436
3,864		Bank of Marin Bancorp	324
36,956		Bank of NT Butterfield & Son Ltd	1,917
82,422		Bank OZK	3,129
12,265		BankFinancial Corp	195
74,384		BankUnited	2,633
3,897		Bankwell Financial Group, Inc	122
23,725		Banner Corp	1,475
11,016		Bar Harbor Bankshares	316
6,936	*	Baycom Corp	185
520,077		BB&T Corp	25,245
7,059		BCB Bancorp, Inc	98
51,465		Beneficial Bancorp, Inc	870
22,749		Berkshire Hills Bancorp, Inc	926
17,706		Blue Hills Bancorp, Inc	427
18,057		BOK Financial Corp	1,757
59,217		Boston Private Financial Holdings, Inc	808
13,328		Bridge Bancorp, Inc	442
54,590		Brookline Bancorp, Inc	912
12,987		Bryn Mawr Bank Corp	609
6,346	*	BSB Bancorp, Inc	207
6,436	e	Business First Bancshares, Inc	171
5,576	*	Byline Bancorp, Inc	127
2,353		C&F Financial Corp	138
31,825	e	Cadence BanCorp	831
2,502		Cambridge Bancorp	225
11,436		Camden National Corp	497
9,158		Capital City Bank Group, Inc	214
92,364		Capitol Federal Financial	1,177
5,956		Capstar Financial Holdings, Inc	99
10,298		Carolina Financial Corp	388
54,668		Cathay General Bancorp	2,265
12,633	e	CBTX, Inc	449
50,378		Centerstate Banks of Florida, Inc	1,413
21,511		Central Pacific Financial Corp	569
6,214		Central Valley Community Bancorp	134
2,245		Century Bancorp, Inc	162
48,933		Chemical Financial Corp	2,613
2,189		Chemung Financial Corp	93
85,835		CIT Group, Inc	4,430
1,695,825		Citigroup, Inc	121,659
9,568		Citizens & Northern Corp	250
324,232		Citizens Financial Group, Inc	12,506
10,955		City Holding Co	841
7,262		Civista Bancshares, Inc	175
9,772		CNB Financial Corp	282
26,184		CoBiz, Inc	580
6,146		Codorus Valley Bancorp, Inc	192
51,998		Columbia Banking System, Inc	2,016
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,673	*,e	Columbia Financial, Inc	$562
113,956		Comerica, Inc	10,279
56,209		Commerce Bancshares, Inc	3,711
4,712		Commerce Union Bancshares, Inc	120
35,397		Community Bank System, Inc	2,162
15,668	*	Community Bankers Trust Corp	138
2,846		Community Financial Corp	95
11,638		Community Trust Bancorp, Inc	539
21,722		ConnectOne Bancorp, Inc	516
3,700		County Bancorp, Inc	93
38,938		Cullen/Frost Bankers, Inc	4,067
19,196	*	Customers Bancorp, Inc	452
75,634	e	CVB Financial Corp	1,688
23,810		Dime Community Bancshares	425
22,688	*	Eagle Bancorp, Inc	1,148
93,759		East West Bancorp, Inc	5,660
4,525	*	Entegra Financial Corp	120
6,481		Enterprise Bancorp, Inc	223
16,077		Enterprise Financial Services Corp	853
7,477	*	Equity Bancshares, Inc	294
6,121		ESSA Bancorp, Inc	100
55,323	*	Essent Group Ltd	2,448
3,168		Evans Bancorp, Inc	149
6,654	e	Farmers & Merchants Bancorp, Inc	283
18,150		Farmers National Banc Corp	278
4,563		FB Financial Corp	179
25,303	*	FCB Financial Holdings, Inc	1,199
6,481		Federal Agricultural Mortgage Corp (Class C)	468
15,456		Fidelity Southern Corp	383
467,709		Fifth Third Bancorp	13,058
10,211		Financial Institutions, Inc	321
20,427		First Bancorp (NC)	827
114,850	*	First Bancorp (Puerto Rico)	1,045
6,485		First Bancorp, Inc	188
6,018		First Bancshares, Inc	235
26,747	e	First Busey Corp	830
6,176		First Business Financial Services, Inc	143
5,135		First Citizens Bancshares, Inc (Class A)	2,322
69,402		First Commonwealth Financial Corp	1,120
12,139		First Community Bancshares, Inc	411
10,568		First Connecticut Bancorp	312
15,452		First Defiance Financial Corp	465
68,200	e	First Financial Bancorp	2,026
46,159	e	First Financial Bankshares, Inc	2,728
8,330		First Financial Corp	418
6,257		First Financial Northwest, Inc	104
19,660	*	First Foundation, Inc	307
3,022	e	First Guaranty Bancshares, Inc	78
71,845	e	First Hawaiian, Inc	1,951
220,520		First Horizon National Corp	3,806
4,089		First Internet Bancorp	124
18,329		First Interstate Bancsystem, Inc	821
29,933		First Merchants Corp	1,347
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,120		First Mid-Illinois Bancshares, Inc	$287
73,424	e	First Midwest Bancorp, Inc	1,952
7,602	*	First Northwest Bancorp	117
15,462		First of Long Island Corp	336
107,798	e	First Republic Bank	10,349
15,789	*	Flagstar Bancorp, Inc	497
20,105		Flushing Financial Corp	491
228,101		FNB Corp	2,901
8,854	*,e	Franklin Financial Network, Inc	346
119,869		Fulton Financial Corp	1,996
14,703		German American Bancorp, Inc	519
55,696		Glacier Bancorp, Inc	2,400
7,809		Great Southern Bancorp, Inc	432
42,914		Great Western Bancorp, Inc	1,811
14,667		Green Bancorp, Inc	324
2,003	e	Greene County Bancorp, Inc	64
16,942		Guaranty Bancorp	503
1,224		Guaranty Bancshares, Inc	37
59,807		Hancock Holding Co	2,844
23,963		Hanmi Financial Corp	597
9,284	*	HarborOne Bancorp, Inc	177
17,800		Heartland Financial USA, Inc	1,033
25,661		Heritage Commerce Corp	383
22,188		Heritage Financial Corp	780
54,190		Hilltop Holdings, Inc	1,093
997		Hingham Institution for Savings	219
4,264		Home Bancorp, Inc	185
112,204		Home Bancshares, Inc	2,457
15,022	*	HomeStreet, Inc	398
13,541	*	HomeTrust Bancshares, Inc	395
93,574		Hope Bancorp, Inc	1,513
23,268		Horizon Bancorp	460
6,001	*,e	Howard Bancorp, Inc	106
740,418		Huntington Bancshares, Inc	11,047
35,117		IBERIABANK Corp	2,857
6,123	*,e	Impac Mortgage Holdings, Inc	46
19,246	e	Independent Bank Corp (MA)	1,590
17,558		Independent Bank Corp (MI)	415
12,630		Independent Bank Group, Inc	837
40,567		International Bancshares Corp	1,825
5,550		Investar Holding Corp	149
186,863		Investors Bancorp, Inc	2,293
2,252,893		JPMorgan Chase & Co	254,216
83,674		Kearny Financial Corp	1,159
721,034		Keycorp	14,341
32,502		Lakeland Bancorp, Inc	587
18,387		Lakeland Financial Corp	855
6,780		LCNB Corp	126
33,647	e	LegacyTexas Financial Group, Inc	1,433
4,628	*,e	LendingTree, Inc	1,065
14,926	e	Live Oak Bancshares, Inc	400
95,388		M&T Bank Corp	15,695
19,210		Macatawa Bank Corp	225
4,666	*	Malvern Bancorp, Inc	112
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

58,413		MB Financial, Inc	$2,693
13,586		MBT Financial Corp	154
12,428		Mercantile Bank Corp	415
10,918		Merchants Bancorp	278
35,757	e	Meridian Bancorp, Inc	608
6,858		Meta Financial Group, Inc	567
4,420	*	Metropolitan Bank Holding Corp	182
210,298	*	MGIC Investment Corp	2,799
1,778		Middlefield Banc Corp	84
10,800		Midland States Bancorp, Inc	347
6,195		Midsouth Bancorp, Inc	95
7,821		MidWestOne Financial Group, Inc	261
3,816		MutualFirst Financial, Inc	141
19,324		National Bank Holdings Corp	728
5,351	e	National Bankshares, Inc	243
7,588	*	National Commerce Corp	313
31,726		NBT Bancorp, Inc	1,218
305,096	e	New York Community Bancorp, Inc	3,164
6,480	*	Nicolet Bankshares, Inc	353
38,864	*	NMI Holdings, Inc	880
5,235		Northeast Bancorp	114
33,024		Northfield Bancorp, Inc	526
5,019		Northrim BanCorp, Inc	209
69,442		Northwest Bancshares, Inc	1,203
4,425		Norwood Financial Corp	173
30,487		OceanFirst Financial Corp	830
33,903	e	OFG Bancorp	548
3,155	e	Ohio Valley Banc Corp	116
6,461		Old Line Bancshares, Inc	204
90,192		Old National Bancorp	1,741
21,667		Old Second Bancorp, Inc	335
14,808		Opus Bank	406
11,057		Origin Bancorp, Inc	416
26,521	e	Oritani Financial Corp	412
5,318		Orrstown Financial Services, Inc	127
11,579	*	Pacific Mercantile Bancorp	108
28,237	*	Pacific Premier Bancorp, Inc	1,050
81,519		PacWest Bancorp	3,884
9,690		Park National Corp	1,023
4,177		Parke Bancorp, Inc	94
13,465		PCSB Financial Corp	274
11,582		Peapack Gladstone Financial Corp	358
2,964		Penns Woods Bancorp, Inc	129
9,540		PennyMac Financial Services, Inc	199
3,256	e	Peoples Bancorp of North Carolina, Inc	94
12,623		Peoples Bancorp, Inc	442
5,712	e	Peoples Financial Services Corp	242
221,952		People’s United Financial, Inc	3,800
9,341		People’s Utah Bancorp	317
36,552	*	PHH Corp	402
50,971		Pinnacle Financial Partners, Inc	3,066
316,224		PNC Financial Services Group, Inc	43,067
72,890		Popular, Inc	3,736
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,859		Preferred Bank	$518
8,456		Premier Financial Bancorp, Inc	156
48,016		Prosperity Bancshares, Inc	3,330
3,260	*	Provident Bancorp, Inc	94
45,191		Provident Financial Services, Inc	1,109
6,101		Prudential Bancorp, Inc	106
8,729		QCR Holdings, Inc	357
122,609		Radian Group, Inc	2,534
9,265		RBB Bancorp	227
741,337		Regions Financial Corp	13,604
30,881		Renasant Corp	1,273
6,104		Republic Bancorp, Inc (Class A)	281
34,776	*	Republic First Bancorp, Inc	249
13,238		Riverview Bancorp, Inc	117
25,676		S&T Bancorp, Inc	1,113
22,606		Sandy Spring Bancorp, Inc	889
28,631	*	Seacoast Banking Corp of Florida	836
32,848		ServisFirst Bancshares, Inc	1,286
8,913		Shore Bancshares, Inc	159
8,511		SI Financial Group, Inc	119
8,919		Sierra Bancorp	258
38,410		Signature Bank	4,411
55,218		Simmons First National Corp (Class A)	1,626
5,382	*	SmartFinancial, Inc	127
24,776		South State Corp	2,032
4,079	*	Southern First Bancshares, Inc	160
4,139		Southern Missouri Bancorp, Inc	154
8,140		Southern National Bancorp of Virginia, Inc	132
20,042		Southside Bancshares, Inc	697
26,403		State Bank & Trust Co	797
11,631		Sterling Bancorp, Inc	132
151,652		Sterling Bancorp/DE	3,336
16,305		Stock Yards Bancorp, Inc	592
6,101		Summit Financial Group, Inc	142
308,760		SunTrust Banks, Inc	20,622
35,867	*	SVB Financial Group	11,149
76,607		Synovus Financial Corp	3,508
116,646		TCF Financial Corp	2,777
5,870		Territorial Bancorp, Inc	173
35,836	*	Texas Capital Bancshares, Inc	2,962
34,383	e	TFS Financial Corp	516
35,393	*	The Bancorp, Inc	339
4,645		Timberland Bancorp, Inc	145
10,641		Tompkins Trustco, Inc	864
46,422	e	TowneBank	1,432
19,212		Trico Bancshares	742
16,178	*,e	Tristate Capital Holdings, Inc	446
10,668	*,e	Triumph Bancorp, Inc	408
71,043		Trustco Bank Corp NY	604
49,168		Trustmark Corp	1,654
26,057		UMB Financial Corp	1,847
161,706	e	Umpqua Holdings Corp	3,363
34,740		Union Bankshares Corp	1,339
2,885	e	Union Bankshares, Inc	153
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

72,013	e	United Bankshares, Inc	$2,618
51,942		United Community Banks, Inc	1,449
34,307		United Community Financial Corp	332
36,948		United Financial Bancorp, Inc (New)	622
9,461		United Security Bancshares	105
5,346		Unity Bancorp, Inc	122
19,117		Univest Corp of Pennsylvania	506
1,027,607		US Bancorp	54,268
216,752		Valley National Bancorp	2,438
10,468	*	Veritex Holdings, Inc	296
19,235		Walker & Dunlop, Inc	1,017
50,737		Washington Federal, Inc	1,624
10,818		Washington Trust Bancorp, Inc	598
19,189		Waterstone Financial, Inc	329
67,195		Webster Financial Corp	3,962
2,924,186		Wells Fargo & Co	153,695
35,721		WesBanco, Inc	1,592
11,970		West Bancorporation, Inc	281
18,981	e	Westamerica Bancorporation	1,142
68,448	*	Western Alliance Bancorp	3,894
19,137		Western New England Bancorp, Inc	207
38,890		Wintrust Financial Corp	3,303
412,329	*	WMIH Corp	573
21,617		WSFS Financial Corp	1,019
132,437		Zions Bancorporation	6,642
		TOTAL BANKS	1,244,773

CAPITAL GOODS - 7.3%
383,889		3M Co	80,889
93,763		A.O. Smith Corp	5,004
29,877	e	Aaon, Inc	1,129
23,226		AAR Corp	1,112
43,959	e	Actuant Corp (Class A)	1,226
28,754		Acuity Brands, Inc	4,520
24,758		Advanced Drainage Systems, Inc	765
93,206	*	Aecom Technology Corp	3,044
24,436	*	Aegion Corp	620
49,582	*	Aerojet Rocketdyne Holdings, Inc	1,685
14,335	*	Aerovironment, Inc	1,608
48,271		AGCO Corp	2,934
56,080	e	Air Lease Corp	2,573
13,921		Aircastle Ltd	305
6,904		Alamo Group, Inc	632
21,082		Albany International Corp (Class A)	1,676
64,745		Allegion plc	5,864
4,493		Allied Motion Technologies, Inc	245
80,231		Allison Transmission Holdings, Inc	4,173
22,667	e	Altra Holdings, Inc	936
13,776	*	Ameresco, Inc	188
2,958	e	American Railcar Industries, Inc	136
10,171	*	American Woodmark Corp	798
147,502		Ametek, Inc	11,670
20,270	e	Apogee Enterprises, Inc	838
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,154		Applied Industrial Technologies, Inc	$2,125
274,168		Arconic, Inc	6,034
10,471		Argan, Inc	450
17,658	*	Armstrong Flooring, Inc	320
31,329	*	Armstrong World Industries, Inc	2,181
15,250	e	Astec Industries, Inc	769
15,755	*	Astronics Corp	685
23,836	*	Atkore International Group, Inc	632
35,579	*,e	Axon Enterprise, Inc	2,435
19,364		AZZ, Inc	978
36,264		Barnes Group, Inc	2,576
41,684	*	Beacon Roofing Supply, Inc	1,509
3,967	*,e	Blue Bird Corp	97
6,034	*	BlueLinx Holdings, Inc	190
47,040	*	BMC Stock Holdings, Inc	877
364,895		Boeing Co	135,705
30,438		Briggs & Stratton Corp	585
67,070	*	Builders FirstSource, Inc	985
66,179		BWX Technologies, Inc	4,139
14,163	e	Caesarstone Sdot-Yam Ltd	263
8,775	*	CAI International, Inc	201
41,051		Carlisle Cos, Inc	5,000
392,121		Caterpillar, Inc	59,795
22,344	*	Chart Industries, Inc	1,750
12,045		CIRCOR International, Inc	572
64,286	*	Colfax Corp	2,318
14,727		Columbus McKinnon Corp	582
24,840		Comfort Systems USA, Inc	1,401
18,016	*	Commercial Vehicle Group, Inc	165
28,296	*	Continental Building Products Inc	1,063
35,446		Crane Co	3,486
10,574	*	CSW Industrials, Inc	568
18,660		Cubic Corp	1,363
99,864		Cummins, Inc	14,587
31,189		Curtiss-Wright Corp	4,286
217,576		Deere & Co	32,708
9,586		DMC Global, Inc	391
81,746		Donaldson Co, Inc	4,763
16,771		Douglas Dynamics, Inc	736
98,185		Dover Corp	8,692
8,048	*	Ducommun, Inc	329
11,117	*	DXP Enterprises, Inc	445
16,954	*	Dycom Industries, Inc	1,434
3,733		Eastern Co	106
293,039		Eaton Corp	25,415
35,403		EMCOR Group, Inc	2,659
420,202		Emerson Electric Co	32,179
15,305		Encore Wire Corp	767
11,608	*,e	Energous Corp	117
24,905	*,e	Energy Recovery, Inc	223
31,570		EnerSys	2,751
12,394	*	Engility Holdings, Inc	446
58,642	*,e	Enphase Energy, Inc	284
15,803		EnPro Industries, Inc	1,153
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,576	e	EnviroStar, Inc	$100
81,459		Equifax, Inc	10,636
18,556		ESCO Technologies, Inc	1,263
18,922	*	Esterline Technologies Corp	1,721
51,314	*,e	Evoqua Water Technologies Corp	912
196,957		Fastenal Co	11,427
42,557		Federal Signal Corp	1,140
94,563		Flowserve Corp	5,172
91,070		Fluor Corp	5,291
205,901	e	Fortive Corp	17,337
99,180		Fortune Brands Home & Security, Inc	5,193
9,256	*	Foundation Building Materials, Inc	115
34,098		Franklin Electric Co, Inc	1,611
9,868		Freightcar America, Inc	159
72,418	*	Gardner Denver Holdings, Inc	2,052
30,738	*,e	Gates Industrial Corp plc	599
28,224	e	GATX Corp	2,444
4,980	*	Gencor Industries, Inc	60
41,949	*	Generac Holdings, Inc	2,366
172,512		General Dynamics Corp	35,317
5,837,101		General Electric Co	65,901
22,869	*	Gibraltar Industries, Inc	1,043
16,574		Global Brass & Copper Holdings, Inc	612
17,148	*	GMS, Inc	398
14,132		Gorman-Rupp Co	516
104,372		Graco, Inc	4,837
26,067		GrafTech International Ltd	509
7,763		Graham Corp	219
33,088		Granite Construction, Inc	1,512
44,924	*	Great Lakes Dredge & Dock Corp	279
19,838	e	Greenbrier Cos, Inc	1,192
20,793		Griffon Corp	336
23,777		H&E Equipment Services, Inc	898
79,494		Harris Corp	13,451
59,172	*	Harsco Corp	1,689
26,381	*	HC2 Holdings, Inc	161
118,284	*	HD Supply Holdings, Inc	5,061
26,390		HEICO Corp	2,444
46,469		HEICO Corp (Class A)	3,508
17,889	*	Herc Holdings, Inc	916
57,257		Hexcel Corp	3,839
44,280		Hillenbrand, Inc	2,316
501,312		Honeywell International, Inc	83,418
38,998		Hubbell, Inc	5,209
30,695		Huntington Ingalls	7,860
4,796		Hurco Cos, Inc	216
7,224		Hyster-Yale Materials Handling, Inc	444
49,969		IDEX Corp	7,528
5,334	*	IES Holdings, Inc	104
226,136		Illinois Tool Works, Inc	31,912
165,756		Ingersoll-Rand plc	16,957
13,472		Insteel Industries, Inc	483
62,449		ITT, Inc	3,826
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

85,068		Jacobs Engineering Group, Inc	$6,508
47,393	*	JELD-WEN Holding, Inc	1,169
22,550		John Bean Technologies Corp	2,690
615,106		Johnson Controls International plc	21,529
8,084		Kadant, Inc	872
17,941		Kaman Corp	1,198
104,383		KBR, Inc	2,206
56,290		Kennametal, Inc	2,452
35,741	*,e	KEYW Holding Corp, The	310
29,137	*	KLX, Inc	1,829
50,983	*,e	Kratos Defense & Security Solutions, Inc	754
52,610		L3 Technologies, Inc	11,186
4,456	*	Lawson Products, Inc	151
5,677	*	LB Foster Co (Class A)	117
25,151		Lennox International, Inc	5,493
36,237		Lincoln Electric Holdings, Inc	3,386
7,273	e	Lindsay Corp	729
167,081		Lockheed Martin Corp	57,803
12,223	*	Lydall, Inc	527
22,630	*,e	Manitowoc Co, Inc	543
201,028		Masco Corp	7,358
18,516	*,e	Masonite International Corp	1,187
48,078	*	Mastec, Inc	2,147
38,365	e	Maxar Technologies Ltd	1,269
33,690	*	Mercury Systems, Inc	1,864
60,412	*	Meritor, Inc	1,170
35,939	*	Middleby Corp	4,649
31,692	*	Milacron Holdings Corp	642
7,280		Miller Industries, Inc	196
22,998		Moog, Inc (Class A)	1,977
64,419	*	MRC Global, Inc	1,209
31,901		MSC Industrial Direct Co (Class A)	2,811
40,743		Mueller Industries, Inc	1,181
104,855		Mueller Water Products, Inc (Class A)	1,207
10,993	*	MYR Group, Inc	359
3,534	e	National Presto Industries, Inc	458
35,673	*	Navistar International Corp	1,373
29,151	*	NCI Building Systems, Inc	442
18,421	*,e	Nexeo Solutions, Inc	226
19,066		NN, Inc	297
37,392		Nordson Corp	5,194
110,819		Northrop Grumman Corp	35,171
6,891	*	Northwest Pipe Co	136
78,206	*,e	NOW, Inc	1,294
5,211	*	NV5 Holdings, Inc	452
110,096		nVent Electric plc	2,990
2,354		Omega Flex, Inc	168
19,593	*	Orion Marine Group, Inc	148
53,964		Oshkosh Truck Corp	3,844
74,736		Owens Corning, Inc	4,056
224,822		PACCAR, Inc	15,331
88,001		Parker-Hannifin Corp	16,186
17,097	*	Patrick Industries, Inc	1,012
96,376		Pentair plc	4,178
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,380	*	PGT, Inc	$786
159,236	*,e	Plug Power, Inc	306
7,077		Powell Industries, Inc	257
1,801		Preformed Line Products Co	127
28,783		Primoris Services Corp	714
18,284	*	Proto Labs, Inc	2,957
25,291		Quanex Building Products Corp	460
106,691	*	Quanta Services, Inc	3,561
25,955		Raven Industries, Inc	1,187
193,098		Raytheon Co	39,906
16,634	*	RBC Bearings, Inc	2,501
32,248		Regal-Beloit Corp	2,659
8,757	e	REV Group, Inc	137
75,228	*	Rexnord Corp	2,317
85,406		Rockwell Automation, Inc	16,015
107,598		Rockwell Collins, Inc	15,114
66,271		Roper Industries, Inc	19,630
4,597		Rush Enterprises, Inc	183
21,510		Rush Enterprises, Inc (Class A)	846
112,005	*	Sensata Technologies Holding plc	5,550
29,530		Simpson Manufacturing Co, Inc	2,140
24,415	*,e	SiteOne Landscape Supply, Inc	1,839
37,636		Snap-On, Inc	6,910
7,959	*	Sparton Corp	115
73,281		Spirit Aerosystems Holdings, Inc (Class A)	6,718
30,406	*	SPX Corp	1,013
29,148	*	SPX FLOW, Inc	1,516
8,333		Standex International Corp	869
103,756		Stanley Works	15,194
18,886	*	Sterling Construction Co, Inc	270
16,194		Sun Hydraulics Corp	887
60,603	*,e	Sunrun, Inc	754
22,563	*	Teledyne Technologies, Inc	5,566
12,744		Tennant Co	968
54,792		Terex Corp	2,187
18,852	*	Textainer Group Holdings Ltd	241
166,163		Textron, Inc	11,876
24,419	*	Thermon Group Holdings	630
50,165		Timken Co	2,501
33,155		Titan International, Inc	246
11,613	*	Titan Machinery, Inc	180
65,756		Toro Co	3,943
7,431	*,e	TPI Composites, Inc	212
32,971	*	TransDigm Group, Inc	12,275
40,670	*,e	Trex Co, Inc	3,131
34,233	*	Trimas Corp	1,041
92,156		Trinity Industries, Inc	3,377
30,588		Triton International Ltd	1,018
32,779	e	Triumph Group, Inc	764
27,269	*	Tutor Perini Corp	513
6,567	*	Twin Disc, Inc	151
54,189	*	United Rentals, Inc	8,865
503,564		United Technologies Corp	70,403
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

74,230	*	Univar, Inc	$2,276
44,298		Universal Forest Products, Inc	1,565
51,264	*	USG Corp	2,220
15,302	e	Valmont Industries, Inc	2,119
7,860	*	Vectrus, Inc	245
7,828	*	Veritiv Corp	285
12,845	*	Vicor Corp	591
15,334	*	Vivint Solar, Inc	80
31,005		W.W. Grainger, Inc	11,081
42,603		Wabash National Corp	777
31,460	*	WABCO Holdings, Inc	3,710
55,613		Wabtec Corp	5,833
21,705		Watsco, Inc	3,866
18,825		Watts Water Technologies, Inc (Class A)	1,562
88,290	*	Welbilt, Inc	1,843
39,330	*	Wesco Aircraft Holdings, Inc	442
34,751	*	WESCO International, Inc	2,135
3,392	*	Willis Lease Finance Corp	117
22,097	*,e	Willscot Corp	379
30,077		Woodward Governor Co	2,432
121,024		Xylem, Inc	9,666
		TOTAL CAPITAL GOODS	1,465,733

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
40,285		ABM Industries, Inc	1,299
37,820	*	Acacia Research (Acacia Technologies)	121
77,675		ACCO Brands Corp	878
5,238	e	ADT, Inc	49
49,123	*	Advanced Disposal Services, Inc	1,330
5,145		Barrett Business Services, Inc	344
4,266		BG Staffing, Inc	116
33,472		Brady Corp (Class A)	1,464
16,522	*,e	BrightView Holdings, Inc	265
33,001		Brink’s Co	2,302
29,675	*	Casella Waste Systems, Inc (Class A)	922
35,493	*	CBIZ, Inc	841
18,496		Ceco Environmental Corp	146
14,958	*,e	Cimpress NV	2,043
57,986		Cintas Corp	11,470
38,542	*	Clean Harbors, Inc	2,759
138,147	*	Copart, Inc	7,119
23,688	*	CoStar Group, Inc	9,969
84,474	e	Covanta Holding Corp	1,373
7,013		CRA International, Inc	352
27,694		Deluxe Corp	1,577
25,970		Dun & Bradstreet Corp	3,701
20,052		Ennis, Inc	410
28,344		Essendant, Inc	363
36,012		Exponent, Inc	1,930
7,582		Forrester Research, Inc	348
7,620	*	Franklin Covey Co	180
25,416	*	FTI Consulting, Inc	1,860
9,864	*	GP Strategies Corp	166
49,914	e	Healthcare Services Group	2,028
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,300		Heidrick & Struggles International, Inc	$484
8,893	*	Heritage-Crystal Clean, Inc	190
43,782		Herman Miller, Inc	1,681
31,637		HNI Corp	1,400
15,850	*	Huron Consulting Group, Inc	783
13,124		ICF International, Inc	990
258,425	*	IHS Markit Ltd	13,945
32,837	*	Innerworkings, Inc	260
25,976		Insperity, Inc	3,064
44,581		Interface, Inc	1,041
88,200		KAR Auction Services, Inc	5,265
20,372		Kelly Services, Inc (Class A)	490
18,302		Kforce, Inc	688
25,171		Kimball International, Inc (Class B)	422
35,963		Knoll, Inc	843
37,013		Korn/Ferry International	1,823
23,849		LSC Communications, Inc	264
43,803		Manpower, Inc	3,765
22,585		Matthews International Corp (Class A)	1,133
17,061		McGrath RentCorp	929
13,300	*	Mistras Group, Inc	288
31,645		Mobile Mini, Inc	1,388
24,011		MSA Safety, Inc	2,556
9,774		Multi-Color Corp	608
33,798		Navigant Consulting, Inc	779
243,950		Nielsen NV	6,748
4,961	*	NL Industries, Inc	30
36,708	*	On Assignment, Inc	2,897
133,127		Pitney Bowes, Inc	943
21,796		Quad Graphics, Inc	454
141,252		Republic Services, Inc	10,263
20,546		Resources Connection, Inc	341
79,304		Robert Half International, Inc	5,581
56,806		Rollins, Inc	3,448
51,083		RR Donnelley & Sons Co	276
12,140	*	SP Plus Corp	443
61,807		Steelcase, Inc (Class A)	1,143
60,073	*	Stericycle, Inc	3,525
9,938		Systemax, Inc	327
20,907	*,e	Team, Inc	470
41,281		Tetra Tech, Inc	2,820
124,580		TransUnion	9,167
30,336	*	TriNet Group, Inc	1,709
30,958	*	TrueBlue, Inc	807
11,006		Unifirst Corp	1,911
16,280		US Ecology, Inc	1,201
104,117	*	Verisk Analytics, Inc	12,551
15,178		Viad Corp	899
5,586		VSE Corp	185
26,743	*	WageWorks, Inc	1,143
287,361		Waste Management, Inc	25,966
5,398	*	Willdan Group, Inc	183
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	198,235
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 1.3%
15,286		Acushnet Holdings Corp	$419
39,523	*	American Outdoor Brands Corp	614
7,681		Bassett Furniture Industries, Inc	163
21,459	*	Beazer Homes USA, Inc	225
54,098		Brunswick Corp	3,626
69,841		Callaway Golf Co	1,696
27,877		Carter’s, Inc	2,749
6,102	*	Cavco Industries, Inc	1,544
13,611	*	Century Communities, Inc	357
14,228		Clarus Corp	157
19,279		Columbia Sportswear Co	1,794
45,716	*	CROCS, Inc	973
6,895		Culp, Inc	167
22,861	*	Deckers Outdoor Corp	2,711
222,088		DR Horton, Inc	9,368
7,865		Escalade, Inc	101
18,783		Ethan Allen Interiors, Inc	390
5,531		Flexsteel Industries, Inc	165
31,215	*,e	Fossil Group, Inc	727
77,803		Garmin Ltd	5,450
30,360	*	G-III Apparel Group Ltd	1,463
74,136	*,e	GoPro, Inc	534
16,535	*	Green Brick Partners, Inc	167
6,360		Hamilton Beach Brands Holding Co	140
244,655	e	Hanesbrands, Inc	4,509
74,516		Hasbro, Inc	7,833
19,658	*	Helen of Troy Ltd	2,573
7,913		Hooker Furniture Corp	268
93,175	*	Hovnanian Enterprises, Inc (Class A)	149
13,822	*	Installed Building Products Inc	539
18,443	*	iRobot Corp	2,027
3,583		Johnson Outdoors, Inc	333
60,650		KB Home	1,450
36,137		La-Z-Boy, Inc	1,142
94,275		Leggett & Platt, Inc	4,128
11,279		Lennar Corp (B Shares)	434
192,669		Lennar Corp (Class A)	8,996
12,635	*,e	LGI Homes, Inc	599
7,210		Lifetime Brands, Inc	79
66,891	*	Lululemon Athletica, Inc	10,869
16,714	*	M/I Homes, Inc	400
13,092	*	Malibu Boats Inc	716
8,407		Marine Products Corp	192
246,470	*,e	Mattel, Inc	3,870
13,690	*	MCBC Holdings, Inc	491
30,270	e	MDC Holdings, Inc	895
26,198	*	Meritage Homes Corp	1,045
90,698	*	Michael Kors Holdings Ltd	6,218
42,399	*	Mohawk Industries, Inc	7,435
11,320		Movado Group, Inc	474
3,180		Nacco Industries, Inc (Class A)	104
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,756	*	Nautilus, Inc	$317
6,504	*	New Home Co Inc	52
307,811		Newell Rubbermaid, Inc	6,249
842,300		Nike, Inc (Class B)	71,360
2,226	*	NVR, Inc	5,500
11,750		Oxford Industries, Inc	1,060
8,860	*	Perry Ellis International, Inc	242
38,838		Polaris Industries, Inc	3,921
157,608		Pulte Homes, Inc	3,904
52,136		PVH Corp	7,528
35,853		Ralph Lauren Corp	4,932
29,377	*	Roku, Inc	2,145
79,579	*	Skechers U.S.A., Inc (Class A)	2,223
4,660		Skyline Corp	133
40,349	e	Steven Madden Ltd	2,135
12,383	e	Sturm Ruger & Co, Inc	855
5,163		Superior Uniform Group, Inc	98
191,265		Tapestry, Inc	9,615
76,342	*	Taylor Morrison Home Corp	1,377
33,646	*,e	Tempur Sealy International, Inc	1,780
96,054		Toll Brothers, Inc	3,173
26,487	*	TopBuild Corp	1,505
102,085	*,e	TRI Pointe Homes, Inc	1,266
28,980		Tupperware Corp	969
135,169	*,e	Under Armour, Inc	2,630
134,677	*,e	Under Armour, Inc (Class A)	2,858
10,905	*	Unifi, Inc	309
10,485	*	Universal Electronics, Inc	413
16,444	*	Vera Bradley, Inc	251
216,827		VF Corp	20,263
41,550	*	Vista Outdoor, Inc	743
46,479		Whirlpool Corp	5,519
17,713	*	William Lyon Homes, Inc	282
67,978		Wolverine World Wide, Inc	2,655
21,026	*	Zagg, Inc	310
		TOTAL CONSUMER DURABLES & APPAREL	272,040

CONSUMER SERVICES - 2.2%
44,790	*	Adtalem Global Education, Inc	2,159
12,233	*	American Public Education, Inc	404
162,451		ARAMARK Holdings Corp	6,989
44,487	e	BBX Capital Corp	330
64,026	*,e	Belmond Ltd.	1,168
76	*	Biglari Holdings, Inc (A Shares)	70
769	*	Biglari Holdings, Inc (B Shares)	139
15,173		BJ’s Restaurants, Inc	1,095
44,145		Bloomin’ Brands, Inc	874
12,424	*,e	Bojangles’, Inc	195
61,116		Boyd Gaming Corp	2,069
36,213	*	Bright Horizons Family Solutions	4,267
34,614	e	Brinker International, Inc	1,618
404,805	*,e	Caesars Entertainment Corp	4,149
8,227	*	Cambium Learning Group, Inc	97
46,334	*	Career Education Corp	692
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

276,892		Carnival Corp	$17,657
11,838	e	Carriage Services, Inc	255
27,792	*	Carrols Restaurant Group, Inc	406
16,727	*	Century Casinos, Inc	125
31,824	e	Cheesecake Factory	1,704
60,816	*,e	Chegg, Inc	1,729
16,294	*	Chipotle Mexican Grill, Inc (Class A)	7,406
24,500		Choice Hotels International, Inc	2,041
7,983		Churchill Downs, Inc	2,217
12,474	*	Chuy’s Holdings, Inc	327
9,391	e	Cracker Barrel Old Country Store, Inc	1,382
82,979		Darden Restaurants, Inc	9,226
30,312		Dave & Buster’s Entertainment, Inc	2,007
17,725	*	Del Frisco’s Restaurant Group, Inc	147
23,487	*	Del Taco Restaurants, Inc	277
41,277	*	Denny’s Corp	608
10,362	e	DineEquity, Inc	843
28,536		Domino’s Pizza, Inc	8,412
43,999	*	Drive Shack, Inc	262
49,730		Dunkin Brands Group, Inc	3,666
14,501	*,e	El Pollo Loco Holdings, Inc	182
44,594	*,e	Eldorado Resorts, Inc	2,167
2,242	*,e	Empire Resorts, Inc	21
117,907		Extended Stay America, Inc	2,385
20,469	*	Fiesta Restaurant Group, Inc	548
7,389	*,e	Golden Entertainment, Inc	177
1,897		Graham Holdings Co	1,099
32,189	*	Grand Canyon Education, Inc	3,631
129,519		H&R Block, Inc	3,335
14,706	*	Habit Restaurants, Inc	235
65,914	*	Hilton Grand Vacations, Inc	2,182
183,543		Hilton Worldwide Holdings, Inc	14,827
76,812	*	Houghton Mifflin Harcourt Co	538
32,335		Hyatt Hotels Corp	2,574
76,027	e	International Game Technology plc	1,502
18,045		International Speedway Corp (Class A)	790
10,324	*	J Alexander’s Holdings, Inc	123
21,801		Jack in the Box, Inc	1,828
26,055	*	K12, Inc	461
236,734		Las Vegas Sands Corp	14,045
26,148	*	Laureate Education, Inc	404
10,890	*	Lindblad Expeditions Holdings, Inc	162
195,362		Marriott International, Inc (Class A)	25,794
28,647		Marriott Vacations Worldwide Corp	3,201
523,121		McDonald’s Corp	87,513
350,417		MGM Resorts International	9,780
7,140	*	Monarch Casino & Resort, Inc	325
2,378		Nathan’s Famous, Inc	196
8,091	*,e	Noodles & Co	98
139,835	*	Norwegian Cruise Line Holdings Ltd	8,031
18,811	e	Papa John’s International, Inc	965
60,160	*	Penn National Gaming, Inc	1,980
38,765	*,e	Pinnacle Entertainment, Inc	1,306
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

60,595		Planet Fitness, Inc	$3,274
10,854	*	PlayAGS, Inc	320
16,455	*,e	Potbelly Corp	202
6,547		RCI Hospitality Holdings, Inc	194
11,433	*	Red Lion Hotels Corp	143
9,211	*	Red Robin Gourmet Burgers, Inc	370
48,687		Red Rock Resorts, Inc	1,297
27,109	*	Regis Corp	554
115,126		Royal Caribbean Cruises Ltd	14,959
21,790		Ruth’s Chris Steak House, Inc	687
37,197	*	Scientific Games Corp (Class A)	945
30,308	*	SeaWorld Entertainment, Inc	953
120,571		Service Corp International	5,329
86,396	*	ServiceMaster Global Holdings, Inc	5,359
15,620	*,e	Shake Shack, Inc	984
48,601	e	Six Flags Entertainment Corp	3,393
29,466	e	Sonic Corp	1,277
27,603	*	Sotheby’s (Class A)	1,358
9,984		Speedway Motorsports, Inc	178
894,568		Starbucks Corp	50,847
15,126		Strategic Education Inc	2,073
48,860		Texas Roadhouse, Inc (Class A)	3,386
26,170	e	Vail Resorts, Inc	7,182
26,120	*,e	Weight Watchers International, Inc	1,880
134,006		Wendy’s	2,297
21,048		Wingstop, Inc	1,437
68,964		Wyndham Hotels & Resorts, Inc	3,832
68,964		Wyndham Worldwide Corp	2,990
70,123		Wynn Resorts Ltd	8,910
252,546		Yum China Holdings, Inc	8,867
213,529		Yum! Brands, Inc	19,412
14,098	*	Zoe’s Kitchen, Inc	179
		TOTAL CONSUMER SERVICES	434,485

DIVERSIFIED FINANCIALS - 3.6%
38,253		Affiliated Managers Group, Inc	5,230
21,134		AG Mortgage Investment Trust	384
321,027		AGNC Investment Corp	5,981
293,945		Ally Financial, Inc	7,775
478,311		American Express Co	50,935
98,617		Ameriprise Financial, Inc	14,562
856,585		Annaly Capital Management, Inc	8,763
70,479		Anworth Mortgage Asset Corp	326
52,300		Apollo Commercial Real Estate Finance, Inc	987
35,777	e	Arbor Realty Trust, Inc	411
22,112		Ares Commercial Real Estate Corp	309
16,506	e	Arlington Asset Investment Corp (Class A)	154
26,163	*,e	ARMOUR Residential REIT, Inc	587
32,135		Artisan Partners Asset Management, Inc	1,041
4,316	e	Associated Capital Group, Inc	184
66,142		AXA Equitable Holdings, Inc	1,419
10,240		B. Riley Financial, Inc	232
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	449
626,855		Bank of New York Mellon Corp	31,963
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

166,153		BGC Partners, Inc (Class A)	$1,964
82,640		BlackRock, Inc	38,951
74,746	e	Blackstone Mortgage Trust, Inc	2,505
48,331	*	Cannae Holdings, Inc	1,013
325,195		Capital One Financial Corp	30,871
71,072		Capstead Mortgage Corp	562
79,012		CBOE Holdings, Inc	7,582
808,368		Charles Schwab Corp	39,731
7,318		Cherry Hill Mortgage Investment Corp	132
126,276	e	Chimera Investment Corp	2,289
230,638		CME Group, Inc	39,257
15,440	e	Cohen & Steers, Inc	627
56,629	e	Colony Credit Real Estate, Inc	1,245
18,127	*,e	Cowen Group, Inc	295
8,085	*	Credit Acceptance Corp	3,542
7,834	*	Curo Group Holdings Corp	237
2,179		Diamond Hill Investment Group, Inc	360
237,721		Discover Financial Services	18,174
19,156	*	Donnelley Financial Solutions, Inc	343
33,323		Dynex Capital, Inc	213
180,320	*	E*TRADE Financial Corp	9,447
78,977		Eaton Vance Corp	4,151
11,344	*	Elevate Credit, Inc	91
17,368	*,e	Encore Capital Group, Inc	623
23,911	*	Enova International, Inc	689
29,096		Evercore Partners, Inc (Class A)	2,926
22,197		Exantas Capital Corp	244
38,445	*,e	Ezcorp, Inc (Class A)	411
27,381		Factset Research Systems, Inc	6,125
68,886	e	Federated Investors, Inc (Class B)	1,662
96,122	*	FGL Holdings	860
30,190		FirstCash, Inc	2,476
12,579	*	Focus Financial Partners, Inc	597
216,162		Franklin Resources, Inc	6,573
23,847	e	Gain Capital Holdings, Inc	155
4,049		GAMCO Investors, Inc (Class A)	95
237,472		Goldman Sachs Group, Inc	53,251
31,227		Granite Point Mortgage Trust, Inc	602
8,938		Great Ajax Corp	122
33,057	*	Green Dot Corp	2,936
19,893	e	Greenhill & Co, Inc	524
10,099		Hamilton Lane, Inc	447
15,460		Houlihan Lokey, Inc	695
47,028		Interactive Brokers Group, Inc (Class A)	2,601
384,342		IntercontinentalExchange Group, Inc	28,783
11,369	*	INTL FCStone, Inc	549
270,619		Invesco Ltd	6,192
45,475		Invesco Mortgage Capital, Inc	719
24,759		Investment Technology Group, Inc	536
211,642		Jefferies Financial Group, Inc	4,648
7,773		KKR Real Estate Finance Trust, Inc	157
49,496		Ladder Capital Corp	838
73,441		Ladenburg Thalmann Financial Services, Inc	198
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

76,930		Lazard Ltd (Class A)	$3,703
62,850		Legg Mason, Inc	1,963
214,482	*	LendingClub Corp	832
63,483		LPL Financial Holdings, Inc	4,095
23,522		MarketAxess Holdings, Inc	4,198
6,533		Marlin Business Services Corp	188
270,747		MFA Mortgage Investments, Inc	1,990
26,390		Moelis & Co	1,446
112,759		Moody’s Corp	18,853
837,188		Morgan Stanley	38,988
13,834		Morningstar, Inc	1,742
60,080		MSCI, Inc (Class A)	10,659
81,850		NASDAQ OMX Group, Inc	7,023
166,451		Navient Corp	2,244
14,990		Nelnet, Inc (Class A)	857
213,603		New Residential Investment Corp	3,806
75,449		New York Mortgage Trust, Inc	459
22,218	*,m	NewStar Financial, Inc	6
138,730		Northern Trust Corp	14,169
40,173		OM Asset Management plc	498
36,046	*	On Deck Capital, Inc	273
51,991	*	OneMain Holdings, Inc	1,747
7,363		Oppenheimer Holdings, Inc	233
23,694	e	Orchid Island Capital, Inc	172
47,765	e	PennyMac Mortgage Investment Trust	967
17,372		Pico Holdings, Inc	218
10,272		Piper Jaffray Cos	784
13,025	e	PJT Partners, Inc	682
33,753	*,e	PRA Group, Inc	1,215
9,591		Pzena Investment Management, Inc (Class A)	92
86,900		Raymond James Financial, Inc	7,999
10,497	*	Ready Capital Corp	175
49,700		Redwood Trust, Inc	807
8,577	*	Regional Management Corp	247
168,578		S&P Global, Inc	32,938
16,951	*	Safeguard Scientifics, Inc	158
78,809		Santander Consumer USA Holdings, Inc	1,579
87,401		SEI Investments Co	5,340
5,338		Silvercrest Asset Management Group, Inc	74
313,613	*	SLM Corp	3,497
247,347		State Street Corp	20,723
47,909		Stifel Financial Corp	2,456
508,652		Synchrony Financial	15,809
159,466		T Rowe Price Group, Inc	17,411
192,271		TD Ameritrade Holding Corp	10,158
7,897		TPG RE Finance Trust, Inc	158
131,331		Two Harbors Investment Corp	1,961
18,355	e	Virtu Financial, Inc	375
4,800		Virtus Investment Partners, Inc	546
115,069		Voya Financial, Inc	5,715
58,496	e	Waddell & Reed Financial, Inc (Class A)	1,239
28,538		Western Asset Mortgage Capital Corp	286
5,409		Westwood Holdings Group, Inc	280
84,317		WisdomTree Investments, Inc	715
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,248	*	World Acceptance Corp	$486
		TOTAL DIVERSIFIED FINANCIALS	717,742

ENERGY - 5.7%
109,725	*	Abraxas Petroleum Corp	256
1,730		Adams Resources & Energy, Inc	73
64,681	*,e	Alta Mesa Resources, Inc	270
351,568		Anadarko Petroleum Corp	23,699
96,133		Andeavor	14,756
132,421	*,e	Antero Resources Corp	2,345
260,509		Apache Corp	12,418
52,623	*	Apergy Corp	2,292
28,129	*,e	Approach Resources, Inc	63
9,586	e	Arch Coal, Inc	857
85,865		Archrock, Inc	1,048
20,832	*	Ardmore Shipping Corp	135
286,729		Baker Hughes a GE Co	9,700
12,272	*	Basic Energy Services, Inc	123
14,562	*	Bonanza Creek Energy, Inc	434
26,221	*,e	Bristow Group, Inc	318
33,520	*	C&J Energy Services, Inc	697
283,011		Cabot Oil & Gas Corp	6,373
16,011	*	Cactus, Inc	613
30,573	*	California Resources Corp	1,484
145,414	*,e	Callon Petroleum Co	1,744
15,028	*,e	CARBO Ceramics, Inc	109
45,074	*	Carrizo Oil & Gas, Inc	1,136
124,454	*,e	Centennial Resource Development, Inc	2,719
155,280	*	Cheniere Energy, Inc	10,790
478,828	*,e	Chesapeake Energy Corp	2,150
1,279,718		Chevron Corp	156,484
61,229		Cimarex Energy Co	5,691
96,211	*	Clean Energy Fuels Corp	250
54,879	*	Cloud Peak Energy, Inc	126
128,347	*	CNX Resources Corp	1,837
132,830	*	Concho Resources, Inc	20,290
783,276		ConocoPhillips	60,626
20,666	*	CONSOL Energy, Inc	843
64,271	*	Continental Resources, Inc	4,388
22,043	*,e	Covia Holdings Corp	198
11,149		CVR Energy, Inc	448
56,457	e	Delek US Holdings, Inc	2,395
280,409	*	Denbury Resources, Inc	1,739
356,557		Devon Energy Corp	14,241
55,111		DHT Holdings, Inc	259
38,317	*,e	Diamond Offshore Drilling, Inc	766
67,074	e	Diamondback Energy, Inc	9,068
20,589	*	Dorian LPG Ltd	164
27,635	*	Dril-Quip, Inc	1,444
7,121	*	Earthstone Energy, Inc	67
61,180	*,e	Eclipse Resources Corp	73
59,603	*	Energen Corp	5,136
21,016	*	Energy XXI Gulf Coast, Inc	176
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

389,340		EOG Resources, Inc	$49,668
28,367	*,e	EP Energy Corp	66
180,649		EQT Corp	7,990
14,364	*	Era Group, Inc	177
17,517		Evolution Petroleum Corp	194
23,313	*	Exterran Corp	619
87,596	*	Extraction Oil & Gas, Inc	989
2,853,869	d	Exxon Mobil Corp	242,636
49,153	*	Forum Energy Technologies, Inc	509
36,662	e	Frank’s International NV	318
52,498	e	Frontline Ltd	305
15,611	*,e	FTS International, Inc	184
32,033		GasLog Ltd	633
69,477	e	Golar LNG Ltd	1,931
26,945		Green Plains Renewable Energy, Inc	463
109,431	*	Gulfport Energy Corp	1,139
42,984	*,e	Halcon Resources Corp	192
10,340		Hallador Energy Co	64
593,991		Halliburton Co	24,074
100,808	*	Helix Energy Solutions Group, Inc	996
67,802		Helmerich & Payne, Inc	4,663
180,836		Hess Corp	12,944
21,135	*	HighPoint Resources Corp	103
110,468		HollyFrontier Corp	7,722
23,510	*	Independence Contract Drilling, Inc	116
20,967	*	International Seaways, Inc	420
7,203	*	ION Geophysical Corp	112
823	*	Isramco, Inc	100
22,747	*,e	Jagged Peak Energy, Inc	315
22,628	*	Keane Group, Inc	280
7,122	*	Key Energy Services, Inc	81
1,295,459		Kinder Morgan, Inc	22,969
11,654	*,e	KLX Energy Services Holdings, Inc	373
139,280	*,e	Kosmos Energy LLC	1,302
117,588	*	Laredo Petroleum Holdings, Inc	961
9,873	e	Liberty Oilfield Services, Inc	213
29,366	*,e	Lilis Energy, Inc	144
5,616		Mammoth Energy Services, Inc	163
580,770		Marathon Oil Corp	13,520
300,892		Marathon Petroleum Corp	24,062
64,577	*	Matador Resources Co	2,134
19,934	*	Matrix Service Co	491
126,473	*	McDermott International, Inc	2,331
7,581	*	Midstates Petroleum Co, Inc	68
114,242	e	Murphy Oil Corp	3,809
203,104		Nabors Industries Ltd	1,251
256,371		National Oilwell Varco, Inc	11,044
9,713	*,e	Natural Gas Services Group, Inc	205
7,613	*,e	NCS Multistage Holdings, Inc	126
123,312	*	Newfield Exploration Co	3,555
63,344	*	Newpark Resources, Inc	656
5,415	*	Nine Energy Service, Inc	166
165,932	*	Noble Corp plc	1,167
330,855		Noble Energy, Inc	10,319
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

68,002	e	Nordic American Tanker Shipping	$142
73,198	*,e	Northern Oil And Gas, Inc	293
170,623	*	Oasis Petroleum, Inc	2,419
517,235		Occidental Petroleum Corp	42,501
37,005	*	Ocean Rig UDW, Inc	1,281
71,446	*	Oceaneering International, Inc	1,972
38,178	*	Oil States International, Inc	1,268
279,417		Oneok, Inc	18,942
26,237	*	Overseas Shipholding Group, Inc	83
10,734		Panhandle Oil and Gas, Inc (Class A)	198
23,180	*	Par Pacific Holdings, Inc	473
167,421	*	Parsley Energy, Inc	4,897
150,779		Patterson-UTI Energy, Inc	2,580
78,916		PBF Energy, Inc	3,939
47,717	*	PDC Energy, Inc	2,336
54,624		Peabody Energy Corp	1,947
10,090	*	Penn Virginia Corp	813
9,723	*	PHI, Inc	91
282,022		Phillips 66	31,790
42,944	*	Pioneer Energy Services Corp	127
115,598		Pioneer Natural Resources Co	20,136
48,018	*,e	ProPetro Holding Corp	792
173,948	*	Questar Market Resources, Inc	1,969
139,657	e	Range Resources Corp	2,373
27,182	*	Renewable Energy Group, Inc	783
15,559	*,e	Resolute Energy Corp	588
4,186	*	Rex American Resources Corp	316
9,601	*	RigNet, Inc	195
32,471	*	Ring Energy, Inc	322
83,867	*	Rowan Cos plc	1,579
42,512	e	RPC, Inc	658
31,286	*,e	Sanchez Energy Corp	72
24,071	*,e	SandRidge Energy, Inc	262
937,979		Schlumberger Ltd	57,142
121,758	e	Scorpio Tankers, Inc	245
11,768	*	SEACOR Holdings, Inc	581
11,831	*	SEACOR Marine Holdings, Inc	268
6,869	*,e	Select Energy Services, Inc	81
48,551	e	SemGroup Corp	1,071
45,041	e	Ship Finance International Ltd	626
4,694	*	SilverBow Resources, Inc	125
80,594		SM Energy Co	2,541
12,316	*,e	Smart Sand, Inc	51
6,855	*,e	Solaris Oilfield Infrastructure, Inc	130
398,926	*	Southwestern Energy Co	2,039
143,792	*	SRC Energy, Inc	1,278
111,107	*	Superior Energy Services	1,082
13,911	*	Talos Energy, Inc	457
141,390	e	Targa Resources Investments, Inc	7,962
36,192	e	Teekay Corp	244
85,424	e	Teekay Tankers Ltd (Class A)	84
39,279	*,e	Tellurian, Inc	352
32,701	*	Tetra Technologies, Inc	148
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,234	*,e	Tidewater, Inc	$506
283,324	*,e	Transocean Ltd (NYSE)	3,952
36,980	*	Unit Corp	964
95,169	*	Uranium Energy Corp	164
58,687	e	US Silica Holdings Inc	1,105
288,874		Valero Energy Corp	32,859
14,396	*	W&T Offshore, Inc	139
643,511	*,e	Weatherford International Ltd	1,744
65,205	*	Whiting Petroleum Corp	3,458
13,341	*,e	WildHorse Resource Development Corp	315
820,670		Williams Cos, Inc	22,314
49,281	e	World Fuel Services Corp	1,364
284,313	*	WPX Energy, Inc	5,720
		TOTAL ENERGY	1,143,591

FOOD & STAPLES RETAILING - 0.9%
19,849		Andersons, Inc	747
22,168		Casey’s General Stores, Inc	2,862
14,374	*	Chefs’ Warehouse Holdings, Inc	523
10,217		Ingles Markets, Inc (Class A)	350
533,947		Kroger Co	15,543
6,410	*	Natural Grocers by Vitamin C	108
70,016	*	Performance Food Group Co	2,332
14,866		Pricesmart, Inc	1,203
763,555	*,e	Rite Aid Corp	977
17,661	*	Smart & Final Stores, Inc	101
27,344		Spartan Stores, Inc	549
72,919	*	Sprouts Farmers Market, Inc	1,999
27,415	*,e	SUPERVALU, Inc	883
319,624		Sysco Corp	23,412
36,929	*	United Natural Foods, Inc	1,106
144,258	*	US Foods Holding Corp	4,446
4,843		Village Super Market (Class A)	132
568,959		Walgreens Boots Alliance, Inc	41,477
958,199		Walmart, Inc	89,985
4,684		Weis Markets, Inc	203
		TOTAL FOOD & STAPLES RETAILING	188,938

FOOD, BEVERAGE & TOBACCO - 3.7%
78,794	*	22nd Century Group, Inc	221
2,319		Alico, Inc	78
1,272,781		Altria Group, Inc	76,761
369,842		Archer Daniels Midland Co	18,592
48,393	e	B&G Foods, Inc (Class A)	1,328
5,887	*	Boston Beer Co, Inc (Class A)	1,692
38,532		Brown-Forman Corp	1,957
192,742		Brown-Forman Corp (Class B)	9,743
92,994		Bunge Ltd	6,390
11,455	e	Calavo Growers, Inc	1,107
22,629		Cal-Maine Foods, Inc	1,093
128,062	e	Campbell Soup Co	4,691
61,868	*,e	Castle Brands, Inc	66
3,092		Coca-Cola Bottling Co Consolidated	564
2,565,566		Coca-Cola Co	118,503
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

261,189		ConAgra Foods, Inc	$8,873
104,485		Constellation Brands, Inc (Class A)	22,529
293,775		Costco Wholesale Corp	69,002
7,653	*	Craft Brewers Alliance, Inc	125
118,243	*	Darling International, Inc	2,284
65,223		Dean Foods Co	463
5,320	*	Farmer Bros Co	140
122,146		Flowers Foods, Inc	2,279
20,613		Fresh Del Monte Produce, Inc	699
15,781	*	Freshpet, Inc	579
404,401		General Mills, Inc	17,357
73,323	*	Hain Celestial Group, Inc	1,989
89,522		Hershey Co	9,131
177,534	e	Hormel Foods Corp	6,995
57,996	*	Hostess Brands, Inc	642
46,997		Ingredion, Inc	4,933
10,369		J&J Snack Foods Corp	1,565
78,341		J.M. Smucker Co	8,039
5,780		John B. Sanfilippo & Son, Inc	413
169,417		Kellogg Co	11,863
95,191		Keurig Dr Pepper, Inc	2,206
402,921		Kraft Heinz Co	22,205
99,893		Lamb Weston Holdings, Inc	6,653
13,060		Lancaster Colony Corp	1,949
19,323	*	Landec Corp	278
8,386		Limoneira Co	219
81,380		McCormick & Co, Inc	10,722
9,193	e	MGP Ingredients, Inc	726
109,880		Molson Coors Brewing Co (Class B)	6,758
970,651		Mondelez International, Inc	41,699
268,323	*	Monster Beverage Corp	15,638
8,574	e	National Beverage Corp	1,000
951,186		PepsiCo, Inc	106,343
1,051,813		Philip Morris International, Inc	85,765
9,633	*	Pilgrim’s Pride Corp	174
76,342		Pinnacle Foods, Inc	4,948
40,868	*	Post Holdings, Inc	4,007
18,742	*	Primo Water Corp	338
14,731	e	Sanderson Farms, Inc	1,523
192		Seaboard Corp	712
5,451	*	Seneca Foods Corp	184
40,880	*,e	Simply Good Foods Co	795
10,980	e	Tootsie Roll Industries, Inc	321
40,066	*	TreeHouse Foods, Inc	1,917
4,760		Turning Point Brands, Inc	197
189,676		Tyson Foods, Inc (Class A)	11,291
17,023		Universal Corp	1,106
50,603	e	Vector Group Ltd	697
		TOTAL FOOD, BEVERAGE & TOBACCO	743,057

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
5,996	*,e	AAC Holdings, Inc	46
1,155,029		Abbott Laboratories	84,733
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,689	*	Abiomed, Inc	$12,903
56,824	*,e	Acadia Healthcare Co, Inc	2,000
58,290	*	Accuray, Inc	262
5,501	*	Addus HomeCare Corp	386
216,041		Aetna Inc	43,824
52,525	*	Align Technology, Inc	20,549
133,589	*	Allscripts Healthcare Solutions, Inc	1,904
20,714	*	Amedisys, Inc	2,588
6,596	*	American Renal Associates Holdings, Inc	143
108,196		AmerisourceBergen Corp	9,978
31,962	*	AMN Healthcare Services, Inc	1,748
26,107	*	Angiodynamics, Inc	568
10,943	*	Anika Therapeutics, Inc	462
104,354	*	Antares Pharma, Inc	351
175,230		Anthem, Inc	48,022
16,786	*,e	Apollo Medical Holdings, Inc	370
27,261	*	athenahealth, Inc	3,642
22,609	*	AtriCure, Inc	792
1,019		Atrion Corp	708
33,829	*,e	Avanos Medical, Inc	2,317
18,090	*	AxoGen, Inc	667
338,312		Baxter International, Inc	26,080
178,042		Becton Dickinson & Co	46,469
86,257	*	BioScrip, Inc	267
19,708	*	BioTelemetry, Inc	1,270
938,346	*	Boston Scientific Corp	36,126
135,933	*	Brookdale Senior Living, Inc	1,336
25,974		Cantel Medical Corp	2,391
19,478	*	Capital Senior Living Corp	184
212,073		Cardinal Health, Inc	11,452
23,626	*	Cardiovascular Systems, Inc	925
45,319	*	Castlight Health, Inc	122
138,393	*	Centene Corp	20,037
216,297	*	Cerner Corp	13,932
71,510	*	Cerus Corp	516
10,898		Chemed Corp	3,483
156,553		Cigna Corp	32,602
11,529	*	Civitas Solutions, Inc	170
8,700	e	Computer Programs & Systems, Inc	234
19,875		Conmed Corp	1,574
32,161		Cooper Cos, Inc	8,913
7,512	*	Corvel Corp	453
25,224	*	Cross Country Healthcare, Inc	220
23,064	*	CryoLife, Inc	812
16,944	*,e	CryoPort, Inc	217
10,004	*	Cutera, Inc	326
685,025		CVS Health Corp	53,925
19,235	*	CytoSorbents Corp	248
415,093		Danaher Corp	45,104
92,449	*	DaVita, Inc	6,622
149,427	e	Dentsply Sirona, Inc	5,639
60,646	*	DexCom, Inc	8,675
34,269	*	Diplomat Pharmacy, Inc	665
142,058	*	Edwards Lifesciences Corp	24,732
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

62,923		Encompass Health Corp	$4,905
59,131	*,e	Endologix, Inc	113
35,447		Ensign Group, Inc	1,344
84,226	*	Envision Healthcare Corp	3,852
45,708	*,e	Evolent Health, Inc	1,298
376,579	*	Express Scripts Holding Co	35,779
4,418	*	FONAR Corp	110
28,070	*	Genesis Health Care, Inc	38
30,765	*	GenMark Diagnostics, Inc	226
20,642	*,e	Glaukos Corp	1,340
48,523	*	Globus Medical, Inc	2,754
36,085	*	Haemonetics Corp	4,135
184,554		HCA Holdings, Inc	25,675
35,870	*	HealthEquity, Inc	3,386
18,780		HealthStream, Inc	582
106,184	*	Henry Schein, Inc	9,029
4,605	*	Heska Corp	522
47,607		Hill-Rom Holdings, Inc	4,494
60,877	*	HMS Holdings Corp	1,997
184,551	*	Hologic, Inc	7,563
91,469		Humana, Inc	30,964
10,885	*	ICU Medical, Inc	3,078
57,119	*	Idexx Laboratories, Inc	14,260
12,244	*,e	Inogen Inc	2,989
43,464	*,e	Inovalon Holdings, Inc	437
5,311	*,e	Inspire Medical Systems, Inc	223
41,898	*,e	Insulet Corp	4,439
22,691	*	Integer Holding Corp	1,882
44,740	*	Integra LifeSciences Holdings Corp	2,947
4,136	*	IntriCon Corp	232
75,275	*	Intuitive Surgical, Inc	43,208
23,110	e	Invacare Corp	336
16,105	*,e	iRhythm Technologies, Inc	1,524
29,171	*	K2M Group Holdings, Inc	798
66,643	*	Laboratory Corp of America Holdings	11,575
18,233	*	Lantheus Holdings, Inc	273
9,523	e	LeMaitre Vascular, Inc	369
19,826	*	LHC Group, Inc	2,042
26,991	*	LifePoint Hospitals, Inc	1,738
33,006	*	LivaNova plc	4,092
16,931	*	Magellan Health Services, Inc	1,220
32,408	*	Masimo Corp	4,036
136,809		McKesson Corp	18,148
40,701	*	Medidata Solutions, Inc	2,984
63,033	*	MEDNAX, Inc	2,941
906,652	e	Medtronic plc	89,187
31,965		Meridian Bioscience, Inc	476
35,220	*	Merit Medical Systems, Inc	2,164
41,890	*	Molina Healthcare, Inc	6,229
12,716	*,e	NantHealth, Inc	20
7,753		National Healthcare Corp	584
5,598		National Research Corp	216
24,197	*	Natus Medical, Inc	863
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,733	*	Neogen Corp	$2,556
19,942	*,e	Nevro Corp	1,137
37,773	*	NextGen Healthcare, Inc	758
41,426	*,e	Novocure Ltd	2,171
36,380	*	NuVasive, Inc	2,582
9,426	*	Nuvectra Corp	207
45,234	*	NxStage Medical, Inc	1,262
26,681	*	Omnicell, Inc	1,918
40,487	*	OraSure Technologies, Inc	626
12,159	*	Orthofix International NV	703
43,714	e	Owens & Minor, Inc	722
14,688	*	Oxford Immunotec Global plc	238
57,408	e	Patterson Cos, Inc	1,404
21,136	*	Penumbra, Inc	3,164
5,304	*,e	PetIQ, Inc	209
33,935	*	Premier, Inc	1,554
8,662	*	Providence Service Corp	583
6,666	*,e	Pulse Biosciences, Inc	95
92,408		Quest Diagnostics, Inc	9,972
20,943	*,e	Quidel Corp	1,365
72,154	*,e	R1 RCM, Inc	733
25,914	*	RadNet, Inc	390
93,908		Resmed, Inc	10,831
37,335	*,e	Rockwell Medical, Inc	158
38,631	*	RTI Biologics, Inc	174
77,335	*	Select Medical Holdings Corp	1,423
45,067	*,e	Senseonics Holdings, Inc	215
10,185	*,e	Sientra, Inc	243
7,680		Simulations Plus, Inc	155
26,141	*	Staar Surgical Co	1,255
54,225		STERIS Plc	6,203
227,867		Stryker Corp	40,487
13,353	*,e	Surgery Partners, Inc	220
10,275	*	SurModics, Inc	767
6,560	*	Tabula Rasa HealthCare, Inc	533
6,719	*,e	Tactile Systems Technology, Inc	477
30,224	*	Tandem Diabetes Care, Inc	1,295
38,788	*,e	Teladoc, Inc	3,349
29,977		Teleflex, Inc	7,977
59,665	*	Tenet Healthcare Corp	1,698
26,395	*,e	Tivity Health, Inc	849
105,717	*,e	TransEnterix, Inc	613
18,039	*,e	Triple-S Management Corp (Class B)	341
642,114		UnitedHealth Group, Inc	170,828
57,391		Universal Health Services, Inc (Class B)	7,337
9,158		US Physical Therapy, Inc	1,086
2,349		Utah Medical Products, Inc	221
27,229	*	Varex Imaging Corp	780
61,190	*	Varian Medical Systems, Inc	6,849
81,875	*	Veeva Systems, Inc	8,914
19,827	*,e	ViewRay, Inc	186
20,093	*	Vocera Communications, Inc	735
31,751	*	WellCare Health Plans, Inc	10,176
51,937		West Pharmaceutical Services, Inc	6,413
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

76,096	*,e	Wright Medical Group NV	$2,208
135,880	e	Zimmer Biomet Holdings, Inc	17,864
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,307,509

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
7,431	*,e	Central Garden & Pet Co	268
24,471	*	Central Garden and Pet Co (Class A)	811
167,255		Church & Dwight Co, Inc	9,930
88,640		Clorox Co	13,332
573,427		Colgate-Palmolive Co	38,391
303,286		Coty, Inc	3,809
41,449	*	Edgewell Personal Care Co	1,916
15,146	*,e	elf Beauty, Inc	193
44,546		Energizer Holdings, Inc	2,613
144,911		Estee Lauder Cos (Class A)	21,058
69,622	*	Herbalife Ltd	3,798
12,258	e	Inter Parfums, Inc	790
234,203		Kimberly-Clark Corp	26,615
7,966		Medifast, Inc	1,765
5,685	e	Natural Health Trends Corp	132
5,868	*	Nature’s Sunshine Products, Inc	51
36,417		Nu Skin Enterprises, Inc (Class A)	3,002
3,981		Oil-Dri Corp of America	154
1,677,884		Procter & Gamble Co	139,651
8,319	*,e	Revlon, Inc (Class A)	186
30,999		Spectrum Brands Holdings, Inc	2,316
8,349	*	USANA Health Sciences, Inc	1,006
9,183	e	WD-40 Co	1,580
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	273,367

INSURANCE - 3.9%
506,507		Aflac, Inc	23,841
10,050	e	Alleghany Corp	6,558
233,889		Allstate Corp	23,085
32,424	*	AMBAC Financial Group, Inc	662
61,796		American Equity Investment Life Holding Co	2,185
43,725		American Financial Group, Inc	4,852
606,866		American International Group, Inc	32,310
5,469		American National Insurance Co	707
13,468		Amerisafe, Inc	834
61,882	e	Amtrust Financial Services, Inc	899
163,436		Aon plc	25,133
264,168	*	Arch Capital Group Ltd	7,875
24,041		Argo Group International Holdings Ltd	1,516
119,205		Arthur J. Gallagher & Co	8,874
43,239		Aspen Insurance Holdings Ltd	1,807
38,716		Assurant, Inc	4,179
75,307		Assured Guaranty Ltd	3,180
108,216	*	Athene Holding Ltd	5,590
58,873		Axis Capital Holdings Ltd	3,398
1,304,947	*	Berkshire Hathaway, Inc (Class B)	279,402
80,775	*	Brighthouse Financial, Inc	3,573
144,728		Brown & Brown, Inc	4,280
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

311,975		Chubb Ltd	$41,692
102,852		Cincinnati Financial Corp	7,900
32,879	*,e	Citizens, Inc (Class A)	276
17,827		CNA Financial Corp	814
123,157		Conseco, Inc	2,613
11,609		Crawford & Co (Class B)	107
7,812		Donegal Group, Inc (Class A)	111
11,930	*	eHealth, Inc	337
6,754		EMC Insurance Group, Inc	167
23,170		Employers Holdings, Inc	1,050
8,013	*	Enstar Group Ltd	1,671
17,977		Erie Indemnity Co (Class A)	2,293
26,539		Everest Re Group Ltd	6,063
7,071		FBL Financial Group, Inc (Class A)	532
10,321		FedNat Holding Co	263
67,815		First American Financial Corp	3,499
172,857		FNF Group	6,802
339,186	*	Genworth Financial, Inc (Class A)	1,414
6,929		Global Indemnity Ltd	261
6,616	*,e	Goosehead Insurance, Inc	224
20,683	*	Greenlight Capital Re Ltd (Class A)	256
7,438	*	Hallmark Financial Services	82
30,826		Hanover Insurance Group, Inc	3,803
238,854		Hartford Financial Services Group, Inc	11,933
5,533		HCI Group, Inc	242
8,194	*,e	Health Insurance Innovations, Inc	505
18,411	e	Heritage Insurance Holdings, Inc	273
29,606		Horace Mann Educators Corp	1,329
5,237		Independence Holding Co	188
1,119		Investors Title Co	188
12,617		James River Group Holdings Ltd	538
38,336		Kemper Corp	3,084
7,037		Kingstone Cos, Inc	134
10,502		Kinsale Capital Group, Inc	671
146,331		Lincoln National Corp	9,901
177,981		Loews Corp	8,940
48,335		Maiden Holdings Ltd	138
9,220	*	Markel Corp	10,958
336,456		Marsh & McLennan Cos, Inc	27,832
59,989	*,e	MBIA, Inc	641
20,342	e	Mercury General Corp	1,020
576,327		Metlife, Inc	26,926
35,673		National General Holdings Corp	957
1,551		National Western Life Group, Inc	495
15,353		Navigators Group, Inc	1,061
7,308	*	NI Holdings, Inc	123
192,340		Old Republic International Corp	4,305
27,126		Primerica, Inc	3,270
192,618		Principal Financial Group	11,286
37,307		ProAssurance Corp	1,752
388,214		Progressive Corp	27,579
6,904		Protective Insurance Corp	158
280,599		Prudential Financial, Inc	28,430
41,571		Reinsurance Group of America, Inc (Class A)	6,010
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,612	e	RenaissanceRe Holdings Ltd	$3,822
27,824	e	RLI Corp	2,186
11,093		Safety Insurance Group, Inc	994
42,211		Selective Insurance Group, Inc	2,680
11,039		State Auto Financial Corp	337
15,315		Stewart Information Services Corp	689
51,271	*	Third Point Reinsurance Ltd	667
22,143		Tiptree Financial, Inc	145
76,067		Torchmark Corp	6,594
178,544		Travelers Cos, Inc	23,159
15,868	*,e	Trupanion, Inc	567
16,104		United Fire & Casualty Co	818
12,682	e	United Insurance Holdings Corp	284
22,402		Universal Insurance Holdings, Inc	1,088
142,945		UnumProvident Corp	5,585
59,812	e	W.R. Berkley Corp	4,781
2,317		White Mountains Insurance Group Ltd	2,168
86,010		Willis Towers Watson plc	12,122
		TOTAL INSURANCE	786,523

MATERIALS - 2.9%
20,886	*,m	A Schulman, Inc	40
15,014		Advanced Emissions Solutions, Inc	180
22,501	*	AdvanSix, Inc	764
16,379	*,e	AgroFresh Solutions, Inc	102
147,204		Air Products & Chemicals, Inc	24,590
228,124	*,e	AK Steel Holding Corp	1,118
73,578	e	Albemarle Corp	7,342
122,406	*	Alcoa Corp	4,945
78,013	*,e	Allegheny Technologies, Inc	2,305
20,501		American Vanguard Corp	369
36,989		Aptargroup, Inc	3,985
13,288		Ardagh Group S.A.	222
43,629		Ashland Global Holdings, Inc	3,659
62,843		Avery Dennison Corp	6,809
153,684	*	Axalta Coating Systems Ltd	4,481
23,190		Balchem Corp	2,599
233,901		Ball Corp	10,289
53,485		Bemis Co, Inc	2,599
79,377	*	Berry Plastics Group, Inc	3,841
27,727	e	Boise Cascade Co	1,020
43,691		Cabot Corp	2,740
31,590		Carpenter Technology Corp	1,862
90,417		Celanese Corp (Series A)	10,308
36,798	*	Century Aluminum Co	440
154,694		CF Industries Holdings, Inc	8,422
5,158		Chase Corp	620
119,808		Chemours Co	4,725
11,678	*	Clearwater Paper Corp	347
213,712	*,e	Cleveland-Cliffs, Inc	2,706
119,550	*	Coeur Mining, Inc	637
83,562		Commercial Metals Co	1,715
22,798	e	Compass Minerals International, Inc	1,532
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

76,387	*	Crown Holdings, Inc	$3,667
45,300		Domtar Corp	2,363
1,557,879		DowDuPont, Inc	100,187
34,107		Eagle Materials, Inc	2,907
92,042		Eastman Chemical Co	8,810
169,882		Ecolab, Inc	26,634
60,041	*	Ferro Corp	1,394
47,286	*,m	Ferroglobe plc	0
40,724	*,e	Flotek Industries, Inc	98
89,953		FMC Corp	7,842
987,023		Freeport-McMoRan Copper & Gold, Inc (Class B)	13,739
17,819	*	FutureFuel Corp	330
48,995	*	GCP Applied Technologies, Inc	1,301
39,231	*	Gold Resource Corp	202
224,514		Graphic Packaging Holding Co	3,145
3,993		Greif, Inc	230
18,292		Greif, Inc (Class A)	982
34,325		H.B. Fuller Co	1,774
7,923		Hawkins, Inc	328
9,402		Haynes International, Inc	334
335,463		Hecla Mining Co	936
143,018		Huntsman Corp	3,894
30,403	*	Ingevity Corp	3,097
14,138		Innophos Holdings, Inc	628
17,291		Innospec, Inc	1,327
52,461		International Flavors & Fragrances, Inc	7,298
276,554		International Paper Co	13,593
67,354	*	Intrepid Potash, Inc	242
12,178		Kaiser Aluminum Corp	1,328
42,913		Kapstone Paper and Packaging Corp	1,455
7,156		KMG Chemicals, Inc	541
15,231	*	Koppers Holdings, Inc	474
21,628	*	Kraton Polymers LLC	1,020
14,288		Kronos Worldwide, Inc	232
104,108		Louisiana-Pacific Corp	2,758
15,120	*,e	LSB Industries, Inc	148
215,986		LyondellBasell Industries AF S.C.A	22,141
42,490		Martin Marietta Materials, Inc	7,731
14,781		Materion Corp	894
23,990		Minerals Technologies, Inc	1,622
233,459		Mosaic Co	7,583
18,118		Myers Industries, Inc	421
10,909		Neenah Paper, Inc	941
5,424		NewMarket Corp	2,199
348,477		Newmont Mining Corp	10,524
207,804		Nucor Corp	13,185
119,149		Olin Corp	3,060
6,559		Olympic Steel, Inc	137
32,453	*	Omnova Solutions, Inc	320
90,414	*	Owens-Illinois, Inc	1,699
63,758		Packaging Corp of America	6,994
32,454		PH Glatfelter Co	620
159,281	*	Platform Specialty Products Corp	1,986
58,890		PolyOne Corp	2,575
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

164,693		PPG Industries, Inc	$17,973
20,162	*	PQ Group Holdings, Inc	352
191,940		Praxair, Inc	30,851
9,399		Quaker Chemical Corp	1,901
31,957	e	Rayonier Advanced Materials, Inc	589
50,286		Reliance Steel & Aluminum Co	4,289
41,577		Royal Gold, Inc	3,204
85,949		RPM International, Inc	5,582
8,418	*	Ryerson Holding Corp	95
19,399		Schnitzer Steel Industries, Inc (Class A)	525
20,766		Schweitzer-Mauduit International, Inc	796
30,897		Scotts Miracle-Gro Co (Class A)	2,433
109,559		Sealed Air Corp	4,399
23,291		Sensient Technologies Corp	1,782
56,197		Sherwin-Williams Co	25,581
52,654		Silgan Holdings, Inc	1,464
58,033		Sonoco Products Co	3,221
56,197		Southern Copper Corp (NY)	2,424
156,511		Steel Dynamics, Inc	7,073
14,267		Stepan Co	1,241
78,354	*,e	Summit Materials, Inc	1,424
48,451	*	SunCoke Energy, Inc	563
207,059	*	Tahoe Resources, Inc	578
29,755	*,e	TimkenSteel Corp	442
15,246	*	Trecora Resources	213
19,671		Tredegar Corp	426
23,427		Trinseo S.A.	1,834
47,159		Tronox Ltd	564
4,630	*	UFP Technologies, Inc	170
1,357		United States Lime & Minerals, Inc	107
113,186		United States Steel Corp	3,450
11,048	*,e	US Concrete, Inc	507
16,839		Valhi, Inc	38
120,028		Valvoline, Inc	2,582
22,885	*	Verso Corp	771
90,183		Vulcan Materials Co	10,028
11,178	e	Warrior Met Coal, Inc	302
24,489		Westlake Chemical Corp	2,035
170,131		WestRock Co	9,092
31,289	*	Worthington Industries, Inc	1,357
48,393		WR Grace and Co	3,458
		TOTAL MATERIALS	572,899

MEDIA - 2.2%
39,663	e	AMC Entertainment Holdings, Inc	813
27,567	*	AMC Networks, Inc	1,829
2,913		Cable One, Inc	2,574
218,673		CBS Corp (Class B)	12,563
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	215
117,498	*	Charter Communications, Inc	38,290
76,895		Cinemark Holdings, Inc	3,091
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	167
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,070,306		Comcast Corp (Class A)	$108,720
772	*,e	Daily Journal Corp	186
89,117	*,e	Discovery, Inc (Class A)	2,852
235,160	*	Discovery, Inc (Class C)	6,956
158,597	*	DISH Network Corp (Class A)	5,671
11,002		Emerald Expositions Events, Inc	181
88,350	e	Entercom Communications Corp (Class A)	698
50,932		Entravision Communications Corp (Class A)	250
20,620	*,e	Eros International plc	248
42,935		EW Scripps Co (Class A)	708
10,504	*,e	Fluent, Inc	23
86,657		Gannett Co, Inc	867
68,741	*	GCI Liberty, Inc	3,506
46,930	*	Gray Television, Inc	821
11,523	*	Hemisphere Media Group, Inc	161
42,177	*	Imax Corp	1,088
256,720		Interpublic Group of Cos, Inc	5,871
30,218		John Wiley & Sons, Inc (Class A)	1,831
7,655	*	Liberty Braves Group (Class A)	209
25,374	*	Liberty Braves Group (Class C)	691
17,476	*	Liberty Broadband Corp (Class A)	1,474
74,265	*	Liberty Broadband Corp (Class C)	6,261
77,076	*	Liberty Latin America Ltd	1,590
29,453	*,e	Liberty Latin America Ltd (Class A)	614
15,619	*	Liberty Media Group (Class A)	556
123,792	*	Liberty Media Group (Class C)	4,604
50,898	*	Liberty SiriusXM Group (Class A)	2,211
102,962	*	Liberty SiriusXM Group (Class C)	4,474
37,150	e	Lions Gate Entertainment Corp (Class A)	906
71,817	e	Lions Gate Entertainment Corp (Class B)	1,673
96,974	*	Live Nation, Inc	5,282
9,932	*	Loral Space & Communications, Inc	451
13,200	*	Madison Square Garden Co	4,162
14,211		Marcus Corp	598
37,799	*	MDC Partners, Inc	157
27,920	e	Meredith Corp	1,425
43,336	*	MSG Networks, Inc	1,118
46,358		National CineMedia, Inc	491
36,183		New Media Investment Group, Inc	568
89,935	e	New York Times Co (Class A)	2,082
268,456		News Corp	3,541
86,319		News Corp (Class B)	1,174
31,898		Nexstar Broadcasting Group, Inc (Class A)	2,597
146,186		Omnicom Group, Inc	9,944
12,373	*	Reading International, Inc	195
3,161		Saga Communications, Inc	114
19,984		Scholastic Corp	933
51,858		Sinclair Broadcast Group, Inc (Class A)	1,470
877,533	e	Sirius XM Holdings, Inc	5,546
156,124		TEGNA, Inc	1,867
52,414		Tribune Co	2,014
15,283	*	tronc, Inc	250
693,032		Twenty-First Century Fox, Inc	32,108
320,320		Twenty-First Century Fox, Inc (Class B)	14,677
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,706		Viacom, Inc	$282
233,649		Viacom, Inc (Class B)	7,888
1,001,787		Walt Disney Co	117,149
15,148	*,e	WideOpenWest, Inc	170
27,047		World Wrestling Entertainment, Inc (Class A)	2,616
		TOTAL MEDIA	446,312

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
1,020,736		AbbVie, Inc	96,541
18,729	*,e	Abeona Therapeutics, Inc	240
70,913	*,e	Acadia Pharmaceuticals, Inc	1,472
18,841	*,e	Accelerate Diagnostics, Inc	432
22,847	*,e	Acceleron Pharma, Inc	1,308
21,294	*	Achaogen, Inc	85
86,253	*	Achillion Pharmaceuticals, Inc	317
14,790	*,e	Aclaris Therapeutics, Inc	215
31,389	*	Acorda Therapeutics, Inc	617
12,735	*,e	Adamas Pharmaceuticals, Inc	255
26,641	*,e	Aduro Biotech, Inc	196
36,900	*,e	Adverum Biotechnologies, Inc	223
21,807	*,e	Aerie Pharmaceuticals, Inc	1,342
56,789	*,e	Agenus, Inc	122
223,758		Agilent Technologies, Inc	15,784
34,493	*	Agios Pharmaceuticals, Inc	2,660
25,712	*	Aimmune Therapeutics, Inc	701
10,845	*,e	Akcea Therapeutics, Inc	380
26,366	*	Akebia Therapeutics, Inc	233
64,824	*	Akorn, Inc	841
6,175	*	Albireo Pharma, Inc	204
34,164	*,e	Alder Biopharmaceuticals, Inc	569
147,168	*	Alexion Pharmaceuticals, Inc	20,458
110,420	*,e	Alkermes plc	4,686
5,532	*,e	Allakos, Inc	249
228,222		Allergan plc	43,472
60,843	*	Alnylam Pharmaceuticals, Inc	5,325
25,493	*,e	AMAG Pharmaceuticals, Inc	510
436,154		Amgen, Inc	90,411
128,302	*,e	Amicus Therapeutics, Inc	1,551
53,162	*,e	Amneal Pharmaceuticals, Inc	1,180
25,774	*	Amphastar Pharmaceuticals, Inc	496
12,566	*	AnaptysBio, Inc	1,254
5,767	*	ANI Pharmaceuticals, Inc	326
24,477	*,e	Apellis Pharmaceuticals, Inc	435
8,900	*	Aptinyx, Inc	258
29,050	*	Aratana Therapeutics, Inc	170
23,940	*,e	Arbutus Biopharma Corp	226
22,973	*	Ardelyx, Inc	100
33,642	*	Arena Pharmaceuticals, Inc	1,548
58,861	*	Arqule, Inc	333
126,892	*,e	Array Biopharma, Inc	1,929
58,978	*,e	Arrowhead Research Corp	1,131
10,043	*	Assembly Biosciences, Inc	373
44,278	*,e	Assertio Therapeutics, Inc.	260
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,557	*,e	Atara Biotherapeutics, Inc	$1,140
28,525	*,e	Athenex, Inc	443
52,762	*,e	Athersys, Inc	111
21,700	*	Audentes Therapeutics, Inc	859
68,882	*,e	AVEO Pharmaceuticals, Inc	228
33,858	*	Avid Bioservices, Inc	232
19,950	*	Bellicum Pharmaceuticals, Inc	123
53,741	*,e	BioCryst Pharmaceuticals, Inc	410
135,513	*	Biogen Idec, Inc	47,878
18,525	*	Biohaven Pharmaceutical Holding Co Ltd	696
120,472	*	BioMarin Pharmaceutical, Inc	11,682
15,362	*	Bio-Rad Laboratories, Inc (Class A)	4,808
3,856	*	Biospecifics Technologies Corp	226
25,935		Bio-Techne Corp	5,294
56,186	*,e	BioTime, Inc	132
33,689	*	Bluebird Bio, Inc	4,919
28,144	*,e	Blueprint Medicines Corp	2,197
1,106,267		Bristol-Myers Squibb Co	68,677
76,600		Bruker BioSciences Corp	2,562
21,820	*,e	Calithera Biosciences, Inc	115
5,849	*,e	Calyxt, Inc	89
23,380	*,e	Cambrex Corp	1,599
19,366	*,e	Cara Therapeutics Inc	464
21,908	*	CareDx, Inc	632
33,837	*,e	CASI Pharmaceuticals, Inc	158
90,837	*	Catalent, Inc	4,138
50,782	*,e	Catalyst Pharmaceuticals, Inc	192
472,603	*	Celgene Corp	42,293
34,386	*	Charles River Laboratories International, Inc	4,626
18,304	*	ChemoCentryx, Inc	231
30,594	*	Chimerix, Inc	119
14,633	*,e	Clearside Biomedical, Inc	90
28,355	*,e	Clovis Oncology, Inc	833
23,538	*	Codexis, Inc	404
15,129	*,e	Cohbar, Inc	65
27,864	*	Coherus Biosciences, Inc	460
16,286	*,e	Collegium Pharmaceutical, Inc	240
11,239	*	Concert Pharmaceuticals Inc	167
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	248
65,375	*,e	Corcept Therapeutics, Inc	917
15,295	*,e	Corium International, Inc	145
6,717	*,e	Corvus Pharmaceuticals, Inc	58
34,612	*,e	CTI BioPharma Corp	75
11,975	*,e	Cue Biopharma, Inc	108
39,943	*	Cymabay Therapeutics, Inc	443
30,153	*	Cytokinetics, Inc	297
21,311	*	CytomX Therapeutics, Inc	394
5,156	*,e	Deciphera Pharmaceuticals, Inc	200
11,457	*	Denali Therapeutics, Inc	249
27,246	*	Dermira, Inc	297
30,105	*,e	Dicerna Pharmaceuticals Inc	459
7,981	*,e	Dova Pharmaceuticals, Inc	167
84,059	*	Durect Corp	92
35,256	*,e	Dynavax Technologies Corp	437
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,368	*	Eagle Pharmaceuticals, Inc	$442
24,325	*,e	Editas Medicine, Inc	774
642,101		Eli Lilly & Co	68,904
14,575	*,e	Eloxx Pharmaceuticals, Inc	248
24,015	*	Emergent Biosolutions, Inc	1,581
11,786	*	Enanta Pharmaceuticals, Inc	1,007
161,263	*	Endo International plc	2,714
44,054	*,e	Endocyte, Inc	782
27,058	*	Enzo Biochem, Inc	111
29,818	*,e	Epizyme, Inc	316
9,694	*,e	Esperion Thereapeutics, Inc	430
79,297	*,e	Exact Sciences Corp	6,258
189,826	*	Exelixis, Inc	3,364
24,636	*,e	Fate Therapeutics, Inc	401
50,667	*	FibroGen, Inc	3,078
19,800	*	Five Prime Therapeutics, Inc	276
19,463	*,e	Flexion Therapeutics Inc	364
20,851	*	Fluidigm Corp	156
24,951	*,e	Fortress Biotech, Inc	40
5,695	*	G1 Therapeutics, Inc	298
14,071	*	Genomic Health, Inc	988
114,325	*,e	Geron Corp	201
874,900		Gilead Sciences, Inc	67,551
26,450	*	Global Blood Therapeutics, Inc	1,005
22,784	*,e	GlycoMimetics Inc	328
79,065	*	Halozyme Therapeutics, Inc	1,437
32,353	*	Heron Therapeutics, Inc	1,024
118,653	*	Horizon Pharma plc	2,323
7,873	*	Idera Pharmaceuticals, Inc	70
100,279	*	Illumina, Inc	36,808
8,484	*	Immune Design Corp	29
65,469	*	Immunogen, Inc	620
89,330	*,e	Immunomedics, Inc	1,861
123,042	*	Incyte Corp	8,500
55,553	*	Innoviva, Inc	847
49,160	*,e	Inovio Pharmaceuticals, Inc	273
45,452	*,e	Insmed, Inc	919
17,481	*	Insys Therapeutics, Inc	176
10,757	*,e	Intellia Therapeutics, Inc	308
12,921	*	Intercept Pharmaceuticals, Inc	1,633
18,642	*,e	Intersect ENT, Inc	536
25,348	*	Intra-Cellular Therapies, Inc	550
39,434	*,e	Intrexon Corp	679
27,249	*,e	Invitae Corp	456
89,084	*,e	Ionis Pharmaceuticals, Inc	4,595
34,093	*	Iovance Biotherapeutics, Inc	384
105,688	*	IQVIA Holdings, Inc	13,712
95,014	*	Ironwood Pharmaceuticals, Inc	1,754
40,066	*	Jazz Pharmaceuticals plc	6,736
1,808,523		Johnson & Johnson	249,884
4,482	*	Jounce Therapeutics, Inc	29
47,099	*,e	Kadmon Holdings, Inc	157
5,857	*	Kala Pharmaceuticals, Inc	58
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,632	*	Karyopharm Therapeutics, Inc	$402
59,203	*,e	Keryx Biopharmaceuticals, Inc	201
15,620	*	Kindred Biosciences Inc	218
10,057	*	Kura Oncology, Inc	176
12,410	*,e	La Jolla Pharmaceutical Co	250
19,506	*,e	Lannett Co, Inc	93
30,110	*,e	Lexicon Pharmaceuticals, Inc	321
14,752	*,e	Ligand Pharmaceuticals, Inc (Class B)	4,049
17,994	*,e	Loxo Oncology, Inc	3,074
31,134		Luminex Corp	944
23,459	*	MacroGenics, Inc	503
3,934	*,e	Madrigal Pharmaceuticals, Inc	842
47,591	*,e	Mallinckrodt plc	1,395
94,899	*,e	MannKind Corp	174
24,678	*,e	Marinus Pharmaceuticals, Inc	247
49,764	*,e	Medicines Co	1,488
22,034	*,e	MediciNova, Inc	275
5,025	*	Medpace Holdings, Inc	301
6,150	*	Melinta Therapeutics, Inc	24
8,441	*,e	Mersana Therapeutics, Inc	84
17,325	*	Mettler-Toledo International, Inc	10,551
75,041	*,e	MiMedx Group, Inc	464
18,922	*	Minerva Neurosciences, Inc	237
10,019	*,e	Miragen Therapeutics, Inc	56
12,275	*,e	Mirati Therapeutics, Inc	578
53,355	*	Momenta Pharmaceuticals, Inc	1,403
350,312	*	Mylan NV	12,821
20,674	*	MyoKardia, Inc	1,348
46,607	*	Myriad Genetics, Inc	2,144
10,862	*	NanoString Technologies, Inc	194
22,232	*,e	NantKwest, Inc	82
19,889	*	Natera, Inc	476
106,507	*	Nektar Therapeutics	6,493
38,546	*,e	NeoGenomics, Inc	592
10,102	*,e	Neos Therapeutics, Inc	49
63,342	*	Neurocrine Biosciences, Inc	7,788
14,869	*,e	NewLink Genetics Corp	36
197,987	*,e	Novavax, Inc	372
19,320	*,e	Nymox Pharmaceutical Corp	48
13,115	*,e	Ocular Therapeutix, Inc	90
29,642	*,e	Omeros Corp	724
238,337	*,e	Opko Health, Inc	825
10,903	*,e	Optinose, Inc	136
60,008	*,e	Organovo Holdings, Inc	69
4,292	*	Ovid therapeutics, Inc	24
55,440	*,e	Pacific Biosciences of California, Inc	300
28,237	*	Pacira Pharmaceuticals, Inc	1,388
17,330	*,e	Paratek Pharmaceuticals, Inc	168
120,653	*	PDL BioPharma, Inc	317
78,986	*	PerkinElmer, Inc	7,683
92,108	e	Perrigo Co plc	6,521
3,896,421		Pfizer, Inc	171,715
12,927		Phibro Animal Health Corp	555
24,527	*	Pieris Pharmaceuticals, Inc	137
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,876	*,e	PolarityTE, Inc	$112
36,240	*,e	Portola Pharmaceuticals, Inc	965
34,913	*	PRA Health Sciences, Inc	3,847
38,233	*,e	Prestige Brands Holdings, Inc	1,449
51,583	*,e	Progenics Pharmaceuticals, Inc	323
27,579	*	Prothena Corp plc	361
25,096	*,e	PTC Therapeutics, Inc	1,180
20,506	*,e	Puma Biotechnology, Inc	940
149,997		QIAGEN NV	5,682
8,205	*	Ra Pharmaceuticals, Inc	148
27,010	*,e	Radius Health, Inc	481
6,375	*,e	Reata Pharmaceuticals, Inc	521
8,471	*	Recro Pharma, Inc	60
55,147	*	Regeneron Pharmaceuticals, Inc	22,282
19,715	*	REGENXBIO, Inc	1,489
24,847	*,e	Repligen Corp	1,378
25,726	*	Retrophin, Inc	739
15,494	*	Revance Therapeutics, Inc	385
6,147	*,e	Rhythm Pharmaceuticals, Inc	179
86,450	*	Rigel Pharmaceuticals, Inc	278
14,146	*,e	Rocket Pharmaceuticals, Inc	348
28,996	*	Sage Therapeutics, Inc	4,096
52,234	*,e	Sangamo Biosciences, Inc	885
42,194	*	Sarepta Therapeutics, Inc	6,815
16,939	*,e	Savara, Inc	189
1,793,083		Schering-Plough Corp	127,201
70,004	*,e	Seattle Genetics, Inc	5,399
8,829	*,e	Selecta Biosciences, Inc	137
13,345	*,e	Seres Therapeutics, Inc	101
10,453	*,e	Sienna Biopharmaceuticals, Inc	155
35,191	*,e	SIGA Technologies, Inc	242
6,168	*	Solid Biosciences, Inc	291
58,895	*,e	Sorrento Therapeutics, Inc	259
16,648	*,e	Spark Therapeutics, Inc	908
56,104	*	Spectrum Pharmaceuticals, Inc	943
12,168	*	Stemline Therapeutics, Inc	202
34,621	*	Supernus Pharmaceuticals, Inc	1,743
6,983	*	Syndax Pharmaceuticals, Inc	56
39,474	*	Syneos Health, Inc	2,035
164,107	*,e	Synergy Pharmaceuticals, Inc	279
9,466	*	Syros Pharmaceuticals, Inc	113
17,332	*	T2 Biosystems, Inc	129
29,885	*,e	Teligent, Inc	118
26,872	*,e	TESARO, Inc	1,048
26,726	*	Tetraphase Pharmaceuticals, Inc	74
34,724	*,e	TG Therapeutics, Inc	194
114,084	*,e	TherapeuticsMD, Inc	748
29,259	*,e	Theravance Biopharma, Inc	956
269,417		Thermo Fisher Scientific, Inc	65,759
6,159	*,e	Tocagen, Inc	96
7,799	*,e	Tricida, Inc	238
28,669	*,e	Ultragenyx Pharmaceutical, Inc	2,189
28,234	*	United Therapeutics Corp	3,611
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,395	*	Vanda Pharmaceuticals, Inc	$721
16,367	*	Veracyte, Inc	156
35,826	*,e	Verastem, Inc	260
24,994	*	Vericel Corp	354
171,783	*	Vertex Pharmaceuticals, Inc	33,109
29,514	*	Viking Therapeutics, Inc	514
8,673	*	Voyager Therapeutics, Inc	164
52,057	*	Waters Corp	10,134
8,910	*,e	WaVe Life Sciences Pte Ltd	446
27,098	*	Xencor Inc	1,056
20,380	*	Zafgen, Inc	238
90,754	*,e	ZIOPHARM Oncology, Inc	290
330,760		Zoetis, Inc	30,284
17,421	*,e	Zogenix, Inc	864
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,613,902

REAL ESTATE - 3.6%
60,331		Acadia Realty Trust	1,691
18,415		Agree Realty Corp	978
47,563		Alexander & Baldwin, Inc	1,079
1,329		Alexander’s, Inc	456
69,354		Alexandria Real Estate Equities, Inc	8,724
8,343	*,e	Altisource Portfolio Solutions S.A.	269
28,646		American Assets Trust, Inc	1,068
96,842		American Campus Communities, Inc	3,986
164,177	e	American Homes 4 Rent	3,594
295,567		American Tower Corp	42,946
36,156		Americold Realty Trust	905
111,644		Apartment Investment & Management Co (Class A)	4,927
113,878		Apple Hospitality REIT, Inc	1,992
31,681		Armada Hoffler Properties, Inc	479
56,474		Ashford Hospitality Trust, Inc	361
7,072	*	AV Homes, Inc	141
92,922		AvalonBay Communities, Inc	16,833
16,903	e	Bluerock Residential Growth REIT, Inc	166
106,248		Boston Properties, Inc	13,078
20,771		BraeMar Hotels & Resorts, Inc	244
121,360		Brandywine Realty Trust	1,908
218,369		Brixmor Property Group, Inc	3,824
102,767		Brookfield Property REIT, Inc	2,151
61,667		Camden Property Trust	5,770
50,740		CareTrust REIT, Inc	899
29,192		CatchMark Timber Trust Inc	334
124,137	e	CBL & Associates Properties, Inc	495
204,711	*	CBRE Group, Inc	9,028
62,949		Cedar Realty Trust, Inc	293
28,285		Chatham Lodging Trust	591
40,024		Chesapeake Lodging Trust	1,284
21,833		City Office REIT, Inc	276
10,462		Clipper Realty, Inc	142
350,580		Colony Capital, Inc	2,135
83,894		Columbia Property Trust, Inc	1,983
9,586		Community Healthcare Trust, Inc	297
3,235		Consolidated-Tomoka Land Co	201
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

86,682		CoreCivic, Inc	$2,109
9,299		CorEnergy Infrastructure Trust, Inc	349
7,951		CorePoint Lodging, Inc	155
24,799		Coresite Realty	2,756
72,219		Corporate Office Properties Trust	2,154
301,076		Cousins Properties, Inc	2,677
279,811		Crown Castle International Corp	31,151
131,589		CubeSmart	3,754
30,361	*,e	Cushman & Wakefield plc	516
62,800		CyrusOne, Inc	3,981
103,764	e	DDR Corp	1,389
144,818		DiamondRock Hospitality Co	1,690
140,314		Digital Realty Trust, Inc	15,782
102,445		Douglas Emmett, Inc	3,864
236,841		Duke Realty Corp	6,719
26,096		Easterly Government Properties, Inc	505
23,492		EastGroup Properties, Inc	2,246
87,790		Empire State Realty Trust, Inc	1,458
45,571		Entertainment Properties Trust	3,117
53,440		Equinix, Inc	23,134
80,064	*	Equity Commonwealth	2,569
51,433		Equity Lifestyle Properties, Inc	4,961
240,533		Equity Residential	15,938
23,787	e	Essential Properties Realty Trust, Inc	338
44,504		Essex Property Trust, Inc	10,980
82,938		Extra Space Storage, Inc	7,186
19,962	e	Farmland Partners, Inc	134
52,442		Federal Realty Investment Trust	6,632
80,676		First Industrial Realty Trust, Inc	2,533
145,408	e	Forest City Realty Trust, Inc	3,648
425	*,e	Forestar Group, Inc	9
44,705		Four Corners Property Trust, Inc	1,148
72,511		Franklin Street Properties Corp	579
37,147	e	Front Yard Residential Corp	403
4,942	*	FRP Holdings, Inc	307
124,798		Gaming and Leisure Properties, Inc	4,399
87,896		Geo Group, Inc	2,211
18,198		Getty Realty Corp	520
17,811		Gladstone Commercial Corp	341
10,990		Global Medical REIT, Inc	104
44,961		Global Net Lease, Inc	937
51,670	e	Government Properties Income Trust	583
108,607		Gramercy Property Trust	2,980
35,286	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	758
322,762		HCP, Inc	8,495
82,789		Healthcare Realty Trust, Inc	2,422
142,087		Healthcare Trust of America, Inc	3,789
27,708		Hersha Hospitality Trust	628
14,600		HFF, Inc (Class A)	620
71,000		Highwoods Properties, Inc	3,355
94,726		Hospitality Properties Trust	2,732
476,733		Host Marriott Corp	10,059
24,727	*	Howard Hughes Corp	3,072
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

113,109		Hudson Pacific Properties	$3,701
48,914		Independence Realty Trust, Inc	515
14,095	e	Industrial Logistics Properties Trust	324
4,353	e	Innovative Industrial Properties, Inc	210
90,609		Investors Real Estate Trust	542
207,077		Invitation Homes, Inc	4,744
190,342	e	Iron Mountain, Inc	6,571
49,646	e	iStar Financial, Inc	555
62,519		JBG SMITH Properties	2,303
6,203		Jernigan Capital, Inc	120
28,591		Jones Lang LaSalle, Inc	4,126
84,885		Kennedy-Wilson Holdings, Inc	1,825
61,892	e	Kilroy Realty Corp	4,437
297,898		Kimco Realty Corp	4,987
55,102		Kite Realty Group Trust	917
51,720		Lamar Advertising Co	4,024
64,075		LaSalle Hotel Properties	2,216
144,484		Lexington Realty Trust	1,199
90,704		Liberty Property Trust	3,832
31,791	e	Life Storage, Inc	3,025
26,668		LTC Properties, Inc	1,176
92,755		Macerich Co	5,128
65,387		Mack-Cali Realty Corp	1,390
11,498	*	Marcus & Millichap, Inc	399
4,532	*	Maui Land & Pineapple Co, Inc	58
20,532		MedEquities Realty Trust, Inc	200
217,243		Medical Properties Trust, Inc	3,239
77,362		Mid-America Apartment Communities, Inc	7,750
50,307		Monmouth Real Estate Investment Corp (Class A)	841
19,616		National Health Investors, Inc	1,483
95,968	e	National Retail Properties, Inc	4,301
31,451		National Storage Affiliates Trust	800
55,714		New Senior Investment Group, Inc	329
16,319		Newmark Group, Inc	183
12,730	e	NexPoint Residential Trust, Inc	423
42,262		NorthStar Realty Europe Corp	598
139,485	e	Omega Healthcare Investors, Inc	4,571
9,027		One Liberty Properties, Inc	251
97,077		Outfront Media, Inc	1,937
141,733		Paramount Group, Inc	2,139
136,729		Park Hotels & Resorts, Inc	4,487
49,813	e	Pebblebrook Hotel Trust	1,812
52,388	e	Pennsylvania REIT	496
107,460		Physicians Realty Trust	1,812
100,383		Piedmont Office Realty Trust, Inc	1,900
44,027		Potlatch Corp	1,803
21,687		Preferred Apartment Communities, Inc	381
413,024		Prologis, Inc	27,999
13,748		PS Business Parks, Inc	1,747
101,140		Public Storage, Inc	20,393
34,553		QTS Realty Trust, Inc	1,474
57,913		Ramco-Gershenson Properties	788
89,792		Rayonier, Inc	3,036
13,117		Re/Max Holdings, Inc	582
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

75,694	e	Realogy Holdings Corp	$1,562
188,006		Realty Income Corp	10,696
40,113	*,e	Redfin Corp	750
108,110		Regency Centers Corp	6,991
78,162		Retail Opportunities Investment Corp	1,459
173,060		Retail Properties of America, Inc	2,110
10,376	*	Retail Value, Inc	339
48,113		Rexford Industrial Realty, Inc	1,538
124,274		RLJ Lodging Trust	2,738
5,123		RMR Group, Inc	475
31,992		Ryman Hospitality Properties	2,757
116,469		Sabra Healthcare REIT, Inc	2,693
7,521		Safety Income and Growth, Inc	141
6,451		Saul Centers, Inc	361
75,338	*	SBA Communications Corp	12,102
41,385		Select Income REIT	908
170,932		Senior Housing Properties Trust	3,002
18,501	e	Seritage Growth Properties	879
207,069		Simon Property Group, Inc	36,599
58,281		SL Green Realty Corp	5,684
28,096		Spirit MTA REIT	324
280,967		Spirit Realty Capital, Inc	2,265
33,773	*,e	St. Joe Co	567
64,412		STAG Industrial, Inc	1,771
147,659	e	Starwood Property Trust, Inc	3,178
121,165		STORE Capital Corp	3,367
4,495		Stratus Properties, Inc	138
73,018		Summit Hotel Properties, Inc	988
52,001		Sun Communities, Inc	5,280
159,024		Sunstone Hotel Investors, Inc	2,602
67,688	e	Tanger Factory Outlet Centers, Inc	1,549
41,435		Taubman Centers, Inc	2,479
12,164	*	Tejon Ranch Co	264
35,329		Terreno Realty Corp	1,332
34,663		Tier REIT, Inc	835
13,643	*,e	Trinity Place Holdings, Inc	83
175,727		UDR, Inc	7,105
20,169		UMH Properties, Inc	315
119,952		Uniti Group, Inc	2,417
9,264		Universal Health Realty Income Trust	689
70,770		Urban Edge Properties	1,563
20,808		Urstadt Biddle Properties, Inc (Class A)	443
247,662		Ventas, Inc	13,468
661,427		VEREIT, Inc	4,802
249,426		VICI Properties, Inc	5,393
117,610		Vornado Realty Trust	8,586
134,922		Washington Prime Group, Inc	985
53,425		Washington REIT	1,637
67,227		Weingarten Realty Investors	2,001
256,728		Welltower, Inc	16,513
508,966		Weyerhaeuser Co	16,424
25,132		Whitestone REIT	349
67,885	e	WP Carey, Inc	4,366
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

79,064		Xenia Hotels & Resorts, Inc	$1,874
		TOTAL REAL ESTATE	716,219

RETAILING - 6.6%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	216
45,849		Aaron’s, Inc	2,497
51,631	e	Abercrombie & Fitch Co (Class A)	1,090
46,868		Advance Auto Parts, Inc	7,889
273,858	*	Amazon.com, Inc	548,538
117,400		American Eagle Outfitters, Inc	2,915
5,481	*	America’s Car-Mart, Inc	429
13,496	*,e	Asbury Automotive Group, Inc	928
117,039	*	Ascena Retail Group, Inc	535
17,984	*,e	At Home Group, Inc	567
36,032	*	Autonation, Inc	1,497
18,295	*	AutoZone, Inc	14,191
29,015	*	Barnes & Noble Education, Inc	167
40,294		Barnes & Noble, Inc	234
76,045	e	Bed Bath & Beyond, Inc	1,141
165,042		Best Buy Co, Inc	13,098
14,390	e	Big 5 Sporting Goods Corp	73
20,052		Big Lots, Inc	838
29,091	*	BJ’s Wholesale Club Holdings, Inc	779
31,928	*	Booking Holdings, Inc	63,345
9,762	*	Boot Barn Holdings, Inc	277
14,004	e	Buckle, Inc	323
44,520	*	Burlington Stores, Inc	7,253
28,267		Caleres, Inc	1,014
22,123	e	Camping World Holdings, Inc	472
121,162	*	CarMax, Inc	9,047
21,643	*,e	Carvana Co	1,279
12,003		Cato Corp (Class A)	252
83,036		Chico’s FAS, Inc	720
12,596	e	Children’s Place Retail Stores, Inc	1,610
11,556		Citi Trends, Inc	332
13,169	*,e	Conn’s, Inc	466
11,400	*	Container Store Group, Inc	127
33,096		Core-Mark Holding Co, Inc	1,124
52,804	e	Dick’s Sporting Goods, Inc	1,873
10,952	e	Dillard’s, Inc (Class A)	836
180,793		Dollar General Corp	19,761
154,566	*,e	Dollar Tree, Inc	12,605
49,292		DSW, Inc (Class A)	1,670
7,236	*,e	Duluth Holdings, Inc	228
79,113		Expedia, Inc	10,323
55,323	*	Express Parent LLC	612
39,150	*,e	Five Below, Inc	5,092
20,355	*	Floor & Decor Holdings, Inc	614
83,075		Foot Locker, Inc	4,235
25,440	*,e	Francesca’s Holdings Corp	94
6,584	*,e	Gaia, Inc	101
67,461	e	GameStop Corp (Class A)	1,030
152,120	e	Gap, Inc	4,389
13,677	*	Genesco, Inc	644
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

91,234		Genuine Parts Co	$9,069
50,651	*,e	GNC Holdings, Inc	210
14,604		Group 1 Automotive, Inc	948
244,899	*	Groupon, Inc	923
44,451		Guess?, Inc	1,005
13,840		Haverty Furniture Cos, Inc	306
16,994	*,e	Hibbett Sports, Inc	319
776,394		Home Depot, Inc	160,830
27,375	*	Hudson Ltd	618
8,070	*	J. Jill, Inc	50
228,517	*,e	JC Penney Co, Inc	379
12,718	*	Kirkland’s, Inc	128
114,318		Kohl’s Corp	8,522
139,756		L Brands, Inc	4,235
9,431	*,e	Lands’ End, Inc	166
39,468	*	Liberty Expedia Holdings, Inc	1,857
53,282	*	Liberty TripAdvisor Holdings, Inc	791
10,868	e	Lithia Motors, Inc (Class A)	887
213,212	*	LKQ Corp	6,752
549,899		Lowe’s Companies, Inc	63,139
19,294	*,e	Lumber Liquidators, Inc	299
199,770	e	Macy’s, Inc	6,938
18,578	*	MarineMax, Inc	395
61,561	*,e	Michaels Cos, Inc	999
23,604	e	Monro Muffler, Inc	1,643
16,896	*	Murphy USA, Inc	1,444
32,478	*	National Vision Holdings, Inc	1,466
279,788	*	NetFlix, Inc	104,677
84,693		Nordstrom, Inc	5,065
21,359	e	Nutri/System, Inc	791
375,116		Office Depot, Inc	1,204
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	3,306
54,834	*	O’Reilly Automotive, Inc	19,045
12,199	*,e	Overstock.com, Inc	338
17,507	*,e	Party City Holdco, Inc	237
24,110	e	Penske Auto Group, Inc	1,143
14,105	e	PetMed Express, Inc	466
59,095	e	Pier 1 Imports, Inc	89
24,507		Pool Corp	4,090
284,860	*	Qurate Retail Group, Inc QVC Group	6,327
30,873		Rent-A-Center, Inc	444
10,459	*,e	RH	1,370
252,849		Ross Stores, Inc	25,057
66,571	*,e	Sally Beauty Holdings, Inc	1,224
2,356	e	Shoe Carnival, Inc	91
18,402	*	Shutterfly, Inc	1,212
38,798		Signet Jewelers Ltd	2,558
29,918	*,e	Sleep Number Corp	1,100
20,728		Sonic Automotive, Inc (Class A)	401
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	117
26,598		Tailored Brands, Inc	670
366,277		Target Corp	32,309
84,372		Tiffany & Co	10,881
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,339		Tile Shop Holdings, Inc	$174
6,790		Tilly’s, Inc	129
422,220		TJX Companies, Inc	47,297
86,269		Tractor Supply Co	7,840
71,015	*,e	TripAdvisor, Inc	3,627
39,841	*	Ulta Beauty, Inc	11,240
50,352	*	Urban Outfitters, Inc	2,059
38,206	*	Wayfair, Inc	5,642
5,214		Weyco Group, Inc	183
56,628	e	Williams-Sonoma, Inc	3,722
1,945		Winmark Corp	323
11,661	*	Zumiez, Inc	307
		TOTAL RETAILING	1,330,443

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
13,345	*,e	Acacia Communications, Inc	552
26,575	*	Advanced Energy Industries, Inc	1,373
595,455	*,e	Advanced Micro Devices, Inc	18,394
15,539	*	Alpha & Omega Semiconductor Ltd	181
23,188	*,e	Ambarella, Inc	897
73,241	*	Amkor Technology, Inc	541
248,005		Analog Devices, Inc	22,931
678,400		Applied Materials, Inc	26,220
14,361	*,e	Aquantia Corp	184
20,849	*,e	Axcelis Technologies, Inc	410
26,991	*	AXT, Inc	193
289,303		Broadcom, Inc	71,380
49,923		Brooks Automation, Inc	1,749
17,388		Cabot Microelectronics Corp	1,794
15,710	*	Ceva, Inc	452
46,452	*	Cirrus Logic, Inc	1,793
18,761		Cohu, Inc	471
70,502	*,e	Cree, Inc	2,670
236,910		Cypress Semiconductor Corp	3,433
28,713	*	Diodes, Inc	956
86,577		Entegris, Inc	2,506
49,996	*	First Solar, Inc	2,421
51,293	*	Formfactor, Inc	705
8,421	*,e	Ichor Holdings Ltd	172
13,074	*,e	Impinj, Inc	324
29,376	*,e	Inphi Corp	1,116
80,334	*	Integrated Device Technology, Inc	3,776
3,109,531		Intel Corp	147,050
102,948		Kla-Tencor Corp	10,471
50,517	*,e	Kopin Corp	122
107,118		Lam Research Corp	16,250
75,431	*	Lattice Semiconductor Corp	603
29,103	*,e	MA-COM Technology Solutions	599
372,735	e	Marvell Technology Group Ltd	7,194
183,040		Maxim Integrated Products, Inc	10,322
43,500	*,e	MaxLinear, Inc	865
154,628	e	Microchip Technology, Inc	12,202
779,522	*	Micron Technology, Inc	35,258
38,853		MKS Instruments, Inc	3,114
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,750		Monolithic Power Systems, Inc	$3,609
18,167	*	Nanometrics, Inc	682
21,168	*	NeoPhotonics Corp Ltd	176
3,184		NVE Corp	337
390,647		NVIDIA Corp	109,780
230,556	*	NXP Semiconductors NV	19,713
279,225	*	ON Semiconductor Corp	5,146
20,605	*	PDF Solutions, Inc	186
46,544	*	Photronics, Inc	458
20,135		Power Integrations, Inc	1,272
83,066	*	Qorvo, Inc	6,387
992,176	e	QUALCOMM, Inc	71,466
79,664	*	Rambus, Inc	869
22,659	*	Rudolph Technologies, Inc	554
47,350	*	Semtech Corp	2,633
28,958	*	Silicon Laboratories, Inc	2,658
122,939		Skyworks Solutions, Inc	11,152
2,025	*	SMART Global Holdings, Inc	58
42,585	*	SunPower Corp	311
130,395		Teradyne, Inc	4,822
658,665		Texas Instruments, Inc	70,668
23,500	*,e	Ultra Clean Holdings	295
27,466	e	Universal Display Corp	3,238
34,384	*	Veeco Instruments, Inc	352
77,993		Versum Materials, Inc	2,808
37,527	*	Xcerra Corp	535
172,027		Xilinx, Inc	13,791
35,485		Xperi Corp	527
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	746,127

SOFTWARE & SERVICES - 15.5%
36,774	*	2U, Inc	2,765
65,506	*	8x8, Inc	1,392
32,215	*	A10 Networks, Inc	196
430,465		Accenture plc	73,265
86,241	*	ACI Worldwide, Inc	2,427
509,386		Activision Blizzard, Inc	42,376
330,494	*	Adobe Systems, Inc	89,217
111,077	*	Akamai Technologies, Inc	8,125
14,717	*	Alarm.com Holdings, Inc	845
32,517		Alliance Data Systems Corp	7,679
201,239	*	Alphabet, Inc (Class A)	242,912
205,109	*	Alphabet, Inc (Class C)	244,791
16,908	*	Altair Engineering, Inc	735
18,942	*,e	Alteryx, Inc	1,084
11,882	*	Amber Road, Inc	114
95,104		Amdocs Ltd	6,275
15,720	*	American Software, Inc (Class A)	191
54,342	*	Ansys, Inc	10,145
5,867	*	Appfolio, Inc	460
12,607	*	Apptio, Inc	466
48,798	*	Aspen Technology, Inc	5,559
64,859	*	Atlassian Corp plc	6,236
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

149,687	*	Autodesk, Inc	$23,368
296,451		Automatic Data Processing, Inc	44,663
5,821	*,e	Avalara, Inc	203
70,813	*	Avaya Holdings Corp	1,568
11,374	*,e	Benefitfocus, Inc	460
96,845	*	Black Knight, Inc	5,031
34,044		Blackbaud, Inc	3,455
21,965	*,e	Blackline, Inc	1,240
30,473	*	Blucora, Inc	1,227
96,676		Booz Allen Hamilton Holding Co	4,798
29,562	*	Bottomline Technologies, Inc	2,149
86,219	*	Box, Inc	2,061
20,694	*	Brightcove, Inc	174
77,769		Broadridge Financial Solutions, Inc	10,262
209,879		CA, Inc	9,266
17,838	*	CACI International, Inc (Class A)	3,285
184,754	*	Cadence Design Systems, Inc	8,373
5,472	*,e	Carbon Black, Inc	116
18,030	*,e	Carbonite, Inc	643
33,955	*	Cardtronics plc	1,074
10,137	*	Care.com, Inc	224
33,333	*	Cargurus, Inc	1,856
51,951	*,e	Cars.com, Inc	1,434
8,830		Cass Information Systems, Inc	575
88,343		CDK Global, Inc	5,527
16,103	*,e	Ceridian HCM Holding, Inc	677
15,814	*	ChannelAdvisor Corp	197
26,536	*,e	Cision Ltd	446
86,913	*	Citrix Systems, Inc	9,661
68,978	*	Cloudera, Inc	1,217
394,212		Cognizant Technology Solutions Corp (Class A)	30,413
28,135	*	Commvault Systems, Inc	1,969
137,713	*	Conduent, Inc	3,101
16,758		ConvergeOne Holdings, Inc	156
67,630		Convergys Corp	1,606
37,259	*	Cornerstone OnDemand, Inc	2,114
36,045	*,e	Coupa Software, Inc	2,851
24,883	e	CSG Systems International, Inc	999
134,290	*	Dell Technologies, Inc-VMware Inc	13,042
7,264	*,e	Digimarc Corp	228
17,071	*,e	DocuSign, Inc	897
191,292		DXC Technology Co	17,890
625,215	*	eBay, Inc	20,645
17,480	e	Ebix, Inc	1,384
202,607	*	Electronic Arts, Inc	24,412
24,127	*,e	Ellie Mae, Inc	2,287
43,380	*,e	Endurance International Group Holdings, Inc	382
30,234	*	Envestnet, Inc	1,843
34,220	*	EPAM Systems, Inc	4,712
83,578	*	Etsy, Inc	4,294
35,298	*	Euronet Worldwide, Inc	3,538
12,571	*,e	Everbridge, Inc	725
45,885	*	Everi Holdings, Inc	421
44,094	e	EVERTEC, Inc	1,063
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,859	*,e	Evo Payments, Inc	$260
32,121	*,e	Exela Technologies, Inc	229
21,916	*	ExlService Holdings, Inc	1,451
1,598,548	*	Facebook, Inc	262,897
20,028	*	Fair Isaac Corp	4,577
220,590	e	Fidelity National Information Services, Inc	24,060
127,712	*,e	FireEye, Inc	2,171
48,580	*	First American Corp	2,400
365,874	*	First Data Corp	8,953
272,065	*	Fiserv, Inc	22,413
37,675	*	Five9, Inc	1,646
60,412	*	FleetCor Technologies, Inc	13,764
19,555	*	ForeScout Technologies, Inc	738
92,111	*	Fortinet, Inc	8,499
58,348	*	Gartner, Inc	9,248
97,664		Genpact Ltd	2,989
108,395		Global Payments, Inc	13,810
54,344	*	Glu Mobile, Inc	405
102,041	*	GoDaddy, Inc	8,509
42,541	*,e	Gogo, Inc	221
60,011	*	GrubHub, Inc	8,319
22,127	*,e	GTT Communications, Inc	960
52,363	*,e	Guidewire Software, Inc	5,289
17,956		Hackett Group, Inc	362
34,799	*	Hortonworks, Inc	794
24,272	*,e	HubSpot, Inc	3,664
49,755	*	IAC/InterActiveCorp	10,783
24,295	*	Imperva, Inc	1,128
24,668	*	Information Services Group, Inc	118
15,324	*,e	Instructure, Inc	542
14,801	*	Internap Corp	187
615,186		International Business Machines Corp	93,022
162,573		Intuit, Inc	36,969
33,493		j2 Global, Inc	2,775
55,229		Jack Henry & Associates, Inc	8,841
9,177	*	Leaf Group Ltd	92
92,643		Leidos Holdings, Inc	6,407
50,961	*	Limelight Networks, Inc	256
19,090	*	Liquidity Services, Inc	121
40,701	*	Liveperson, Inc	1,056
57,158	*	LiveRamp Holdings, Inc	2,824
36,974		LogMeIn, Inc	3,294
48,035	*	Manhattan Associates, Inc	2,623
18,418		Mantech International Corp (Class A)	1,166
617,516		MasterCard, Inc (Class A)	137,465
35,129	*,e	Match Group, Inc	2,034
44,595		MAXIMUS, Inc	2,901
46,865	*	Meet Group, Inc	232
5,105,500		Microsoft Corp	583,916
6,844	*	MicroStrategy, Inc (Class A)	962
26,600	*,e	MINDBODY, Inc	1,081
22,456	*	Mitek Systems, Inc	158
40,466	*	MobileIron, Inc	214
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,483	*	Model N, Inc	$230
22,389	*	MoneyGram International, Inc	120
29,292		Monotype Imaging Holdings, Inc	592
30,028	*	New Relic, Inc	2,830
46,584		NIC, Inc	689
208,409	*,e	Nuance Communications, Inc	3,610
75,444	*	Nutanix, Inc	3,223
58,404	*,e	Okta, Inc	4,109
21,489	*	OneSpan, Inc	409
1,887,388		Oracle Corp	97,314
163,222	*,e	Pandora Media, Inc	1,552
7,197	*,e	Park City Group, Inc	73
219,131		Paychex, Inc	16,139
31,529	*	Paycom Software, Inc	4,900
18,614	*	Paylocity Holding Corp	1,495
797,540	*	PayPal Holdings, Inc	70,056
26,462		Pegasystems, Inc	1,657
25,493	*	Perficient, Inc	679
95,646		Perspecta, Inc	2,460
16,056	*	Pluralsight, Inc	514
13,412	e	Presidio, Inc	205
31,483		Progress Software Corp	1,111
34,295	*	Proofpoint, Inc	3,647
19,034	*	PROS Holdings, Inc	667
78,000	*	PTC, Inc	8,283
22,395	*	Q2 Holdings, Inc	1,356
7,729		QAD, Inc (Class A)	438
22,512	*	Qualys, Inc	2,006
20,643	*	QuinStreet, Inc	280
53,361	*	Quotient Technology, Inc	827
14,504	*	Rapid7, Inc	535
42,414	*	RealPage, Inc	2,795
119,825	*	Red Hat, Inc	16,330
6,528		Reis, Inc	150
44,988	*	RingCentral, Inc	4,186
13,437	*	Rosetta Stone, Inc	267
151,223		Sabre Corp	3,944
35,043	*	SailPoint Technologies Holding, Inc	1,192
473,713	*	salesforce.com, Inc	75,335
31,653		Science Applications International Corp	2,551
4,599	*,e	SecureWorks Corp	67
6,084	*	SendGrid, Inc	224
119,493	*	ServiceNow, Inc	23,376
46,932	*	ServiceSource International LLC	134
4,906	*,e	ShotSpotter, Inc	301
13,499		Shutterstock, Inc	737
98,246	*	Splunk, Inc	11,879
12,246	*	SPS Commerce, Inc	1,215
195,060	*	Square, Inc	19,313
140,643		SS&C Technologies Holdings, Inc	7,993
11,437	*	Stamps.com, Inc	2,587
25,754	e	Switch, Inc	278
29,262	*	Sykes Enterprises, Inc	892
429,847		Symantec Corp	9,147
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

94,245	*	Synopsys, Inc	$9,293
23,254	*	Syntel, Inc	953
43,485	*	Tableau Software, Inc	4,859
73,771	*	Take-Two Interactive Software, Inc	10,180
12,153	*	TechTarget, Inc	236
20,400	*	TeleNav, Inc	103
8,418	*,e	Tenable Holdings, Inc	327
76,002	*	Teradata Corp	2,866
85,228		TiVo Corp	1,061
123,503		Total System Services, Inc	12,195
21,360	*,e	Trade Desk, Inc	3,223
88,235		Travelport Worldwide Ltd	1,489
44,667	*	TrueCar, Inc	630
10,054		TTEC Holdings, Inc	260
6,516	*,e	Tucows, Inc	363
48,806	*	Twilio, Inc	4,211
482,858	*	Twitter, Inc	13,742
24,426	*	Tyler Technologies, Inc	5,986
20,094	*	Ultimate Software Group, Inc	6,474
38,674	*,e	Unisys Corp	789
4,914	*,e	Upland Software, Inc	159
18,823	*	Varonis Systems, Inc	1,379
45,384	*	Verint Systems, Inc	2,274
71,825	*	VeriSign, Inc	11,501
32,131	*,e	VirnetX Holding Corp	149
19,953	*	Virtusa Corp	1,072
1,200,528		Visa, Inc (Class A)	180,187
46,345	*	VMware, Inc (Class A)	7,233
27,749	*	Website Pros, Inc	774
309,241		Western Union Co	5,894
27,596	*	WEX, Inc	5,540
99,063	*	Workday, Inc	14,461
16,351	*	Workiva, Inc	646
196,315	*	Worldpay, Inc	19,881
19,259	*	XO Group, Inc	664
56,028	*	Yelp, Inc	2,757
55,032	*,e	Yext, Inc	1,304
69,807	*	Zendesk, Inc	4,956
38,071	*,e	Zillow Group, Inc	1,683
76,096	*,e	Zillow Group, Inc (Class C)	3,367
42,422	*	Zix Corp	235
9,439	*,e	Zscaler, Inc	385
549,506	*	Zynga, Inc	2,204
		TOTAL SOFTWARE & SERVICES	3,108,096

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
74,639	*,e	3D Systems Corp	1,411
35,649		Adtran, Inc	629
16,323	*	Aerohive Networks, Inc	67
11,056	*	Agilysys, Inc	180
194,851		Amphenol Corp (Class A)	18,320
21,094	*	Anixter International, Inc	1,483
3,256,239		Apple, Inc	735,063
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,189	*,e	Applied Optoelectronics, Inc	$325
38,789	*	Arista Networks, Inc	10,312
112,990	*	ARRIS International plc	2,937
55,742	*	Arrow Electronics, Inc	4,109
24,161	*	Avid Technology, Inc	143
76,135		Avnet, Inc	3,409
34,410		AVX Corp	621
19,362		Badger Meter, Inc	1,025
7,316		Bel Fuse, Inc (Class B)	194
30,293	e	Belden CDT, Inc	2,163
35,867		Benchmark Electronics, Inc	839
26,799	*	CalAmp Corp	642
28,887	*	Calix, Inc	234
9,824	*,e	Casa Systems, Inc	145
94,505		CDW Corp	8,403
101,053	*	Ciena Corp	3,157
3,171,232		Cisco Systems, Inc	154,281
8,964	*,e	Clearfield, Inc	121
110,414		Cognex Corp	6,163
17,685	*,e	Coherent, Inc	3,045
122,398	*	CommScope Holding Co, Inc	3,765
16,237		Comtech Telecommunications Corp	589
15,682	*	Control4 Corp	538
539,982		Corning, Inc	19,061
29,620	*	Cray, Inc	637
23,637		CTS Corp	811
27,847		Daktronics, Inc	218
53,560	e	Diebold, Inc	241
18,652	*	Digi International, Inc	251
39,659		Dolby Laboratories, Inc (Class A)	2,775
13,533	*,e	Eastman Kodak Co	42
33,587	*	EchoStar Corp (Class A)	1,557
21,493	*	Electro Scientific Industries, Inc	375
33,181	*	Electronics for Imaging, Inc	1,131
9,278	*	ePlus, Inc	860
79,396	*	Extreme Networks, Inc	435
38,706	*	F5 Networks, Inc	7,719
26,560	*	Fabrinet	1,229
12,851	*	FARO Technologies, Inc	827
80,146	*,e	Finisar Corp	1,527
124,310	*,e	Fitbit, Inc	665
95,771		Flir Systems, Inc	5,887
58,321	*	Harmonic, Inc	321
1,018,683		Hewlett Packard Enterprise Co	16,615
1,105,982		HP, Inc	28,501
43,712	*	II-VI, Inc	2,068
21,661	*	Immersion Corp	229
103,799	*	Infinera Corp	758
25,682	*,e	Insight Enterprises, Inc	1,389
25,007		InterDigital, Inc	2,001
25,495	*	IPG Photonics Corp	3,979
18,293	*,e	Iteris, Inc	98
24,355	*	Itron, Inc	1,564
107,922		Jabil Circuit, Inc	2,923
320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

223,430		Juniper Networks, Inc	$6,696
32,485	*	Kemet Corp	603
121,590	*	Keysight Technologies, Inc	8,059
21,162	*	Kimball Electronics, Inc	416
64,648	*	Knowles Corp	1,074
10,929	*	KVH Industries, Inc	143
17,448		Littelfuse, Inc	3,453
43,856	*	Lumentum Holdings, Inc	2,629
24,482	*,e	Maxwell Technologies, Inc	85
2,255	e	Mesa Laboratories, Inc	419
25,950		Methode Electronics, Inc	939
107,124		Motorola, Inc	13,941
12,096	e	MTS Systems Corp	662
7,937	*	Napco Security Technologies, Inc	119
76,957		National Instruments Corp	3,719
87,292	*	NCR Corp	2,480
177,037		NetApp, Inc	15,206
23,887	*	Netgear, Inc	1,501
64,175	*	Netscout Systems, Inc	1,620
4,719	*	nLight, Inc	105
23,522	*	Novanta, Inc	1,609
119,078	*	Oclaro, Inc	1,065
12,827	*	OSI Systems, Inc	979
59,973	*	Palo Alto Networks, Inc	13,509
14,228		Park Electrochemical Corp	277
8,216		PC Connection, Inc	320
24,496		Plantronics, Inc	1,477
24,305	*	Plexus Corp	1,422
112,099	*	Pure Storage, Inc	2,909
15,117	*	Quantenna Communications, Inc	279
37,508	*	Ribbon Communications, Inc	256
12,852	*,e	Rogers Corp	1,893
52,368	*	Sanmina Corp	1,445
17,777	*	Scansource, Inc	709
37,383	*,e	Stratasys Ltd	864
25,356	*,e	Synaptics, Inc	1,157
20,598		SYNNEX Corp	1,745
25,262	*	Tech Data Corp	1,808
162,259	*	Trimble Navigation Ltd	7,052
66,124	*	TTM Technologies, Inc	1,052
9,730		Ubiquiti Networks, Inc	962
28,420	*	USA Technologies, Inc	205
38,380	*,e	Viasat, Inc	2,454
165,919	*	Viavi Solutions, Inc	1,882
97,366		Vishay Intertechnology, Inc	1,981
9,508	*	Vishay Precision Group, Inc	356
197,112		Western Digital Corp	11,539
146,472		Xerox Corp	3,952
33,846	*	Zebra Technologies Corp (Class A)	5,985
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,206,019

TELECOMMUNICATION SERVICES - 1.8%
4,889,636		AT&T, Inc	164,194
321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,918		ATN International, Inc	$585
27,406	*	Boingo Wireless, Inc	956
628,303		CenturyLink, Inc	13,320
33,512	*	Cincinnati Bell, Inc	535
29,776		Cogent Communications Group, Inc	1,662
48,355	e	Consolidated Communications Holdings, Inc	631
57,416	e	Frontier Communications Corp	373
23,607	*,e	Intelsat S.A.	708
60,764	*,e	Iridium Communications, Inc	1,367
60,198	*,e	NII Holdings, Inc	353
13,047	*	Ooma, Inc	217
44,329	*	Orbcomm, Inc	481
7,472	*,e	pdvWireless, Inc	253
33,638		Shenandoah Telecom Co	1,303
14,641		Spok Holdings, Inc	225
458,152	*	Sprint Corp	2,996
70,982		Telephone & Data Systems, Inc	2,160
199,928	*	T-Mobile US, Inc	14,031
9,529	*	US Cellular Corp	427
2,780,379		Verizon Communications, Inc	148,445
143,849	*,e	Vonage Holdings Corp	2,037
134,804	*	Zayo Group Holdings, Inc	4,680
		TOTAL TELECOMMUNICATION SERVICES	361,939

TRANSPORTATION - 2.1%
37,928	*	Air Transport Services Group, Inc	814
77,886	e	Alaska Air Group, Inc	5,363
8,722	e	Allegiant Travel Co	1,106
4,758		Amerco, Inc	1,697
286,538		American Airlines Group, Inc	11,843
19,331		Arkansas Best Corp	939
16,948	*	Atlas Air Worldwide Holdings, Inc	1,080
41,208	*	Avis Budget Group, Inc	1,324
94,327		CH Robinson Worldwide, Inc	9,237
21,812		Copa Holdings S.A. (Class A)	1,741
23,634		Costamare, Inc	153
8,672	*	Covenant Transportation Group, Inc	252
550,216		CSX Corp	40,743
14,173	*	Daseke, Inc	114
430,813		Delta Air Lines, Inc	24,914
28,818	*	Eagle Bulk Shipping, Inc	162
21,041	*	Echo Global Logistics, Inc	651
112,402		Expeditors International of Washington, Inc	8,265
165,386		FedEx Corp	39,823
20,963		Forward Air Corp	1,503
6,118	*	Genco Shipping & Trading Ltd	86
43,633	*	Genesee & Wyoming, Inc (Class A)	3,970
36,387		Hawaiian Holdings, Inc	1,459
33,759		Heartland Express, Inc	666
40,162	*,e	Hertz Global Holdings, Inc	656
21,791	*	Hub Group, Inc (Class A)	994
56,707		JB Hunt Transport Services, Inc	6,745
213,370	*	JetBlue Airways Corp	4,131
70,219		Kansas City Southern Industries, Inc	7,954
322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,438	*	Kirby Corp	$3,079
87,818	e	Knight-Swift Transportation Holdings, Inc	3,028
25,122		Landstar System, Inc	3,065
55,800	e	Macquarie Infrastructure Co LLC	2,574
23,235		Marten Transport Ltd	489
32,238		Matson, Inc	1,278
189,345		Norfolk Southern Corp	34,177
43,304		Old Dominion Freight Line	6,983
6,136		Park-Ohio Holdings Corp	235
29,335	*	Radiant Logistics, Inc	173
30,762		Ryder System, Inc	2,248
33,371	*	Safe Bulkers, Inc	96
18,094	*	Saia, Inc	1,383
22,723		Schneider National, Inc	568
40,927		Scorpio Bulkers, Inc	297
37,279	e	Skywest, Inc	2,196
353,341		Southwest Airlines Co	22,066
50,261	*	Spirit Airlines, Inc	2,361
498,310		Union Pacific Corp	81,140
161,656	*	United Continental Holdings, Inc	14,397
461,705		United Parcel Service, Inc (Class B)	53,904
6,297		Universal Truckload Services, Inc	232
14,010	*	US Xpress Enterprises, Inc	193
31,167		Werner Enterprises, Inc	1,102
79,581	*	XPO Logistics, Inc	9,086
23,809	*	YRC Worldwide, Inc	214
		TOTAL TRANSPORTATION	424,949

UTILITIES - 2.8%
451,060		AES Corp	6,315
30,256		Allete, Inc	2,269
148,965		Alliant Energy Corp	6,341
166,592		Ameren Corp	10,532
337,036		American Electric Power Co, Inc	23,889
25,230		American States Water Co	1,543
122,513		American Water Works Co, Inc	10,777
109,499		Aqua America, Inc	4,041
8,231	*,e	AquaVenture Holdings Ltd	149
4,909		Artesian Resources Corp	181
92,825	*,e	Atlantic Power Corp	204
69,033		Atmos Energy Corp	6,483
39,059		Avangrid, Inc	1,872
33,562		Avista Corp	1,697
36,321	e	Black Hills Corp	2,110
15,011	*,e	Cadiz, Inc	167
35,650		California Water Service Group	1,529
338,271		Centerpoint Energy, Inc	9,353
11,318		Chesapeake Utilities Corp	950
24,011		Clearway Energy, Inc (Class A)	457
47,061		Clearway Energy, Inc (Class C)	906
188,591		CMS Energy Corp	9,241
8,405		Connecticut Water Service, Inc	583
214,411		Consolidated Edison, Inc	16,336
10,961		Consolidated Water Co, Inc	152
323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

444,995		Dominion Resources, Inc	$31,274
123,065		DTE Energy Co	13,430
480,229		Duke Energy Corp	38,428
213,278		Edison International	14,435
27,569		El Paso Electric Co	1,577
114,842		Entergy Corp	9,317
185,114		Evergy, Inc	10,166
220,603		Eversource Energy	13,554
640,770		Exelon Corp	27,976
327,125	e	FirstEnergy Corp	12,159
6,410		Global Water Resources, Inc	68
56,785		Hawaiian Electric Industries, Inc	2,021
30,421		Idacorp, Inc	3,019
119,020		MDU Resources Group, Inc	3,058
24,502		MGE Energy, Inc	1,564
11,759		Middlesex Water Co	569
44,299		National Fuel Gas Co	2,483
62,202		New Jersey Resources Corp	2,868
316,046		NextEra Energy, Inc	52,969
234,601		NiSource, Inc	5,846
14,483	*	Northwest Natural Holding Co	969
35,112		NorthWestern Corp	2,060
196,541		NRG Energy, Inc	7,351
142,240		OGE Energy Corp	5,166
36,272		ONE Gas, Inc	2,984
26,977	e	Ormat Technologies, Inc	1,460
27,545		Otter Tail Corp	1,319
50,689	e	Pattern Energy Group, Inc	1,007
352,287		PG&E Corp	16,209
73,930		Pinnacle West Capital Corp	5,854
55,254		PNM Resources, Inc	2,180
60,652		Portland General Electric Co	2,766
460,802	e	PPL Corp	13,483
334,261		Public Service Enterprise Group, Inc	17,646
11,616	*	Pure Cycle Corp	134
4,887	e	RGC Resources, Inc	131
95,839		SCANA Corp	3,727
180,457		Sempra Energy	20,527
12,005	e	SJW Corp	734
58,642	e	South Jersey Industries, Inc	2,068
679,211		Southern Co	29,614
34,400		Southwest Gas Corp	2,719
7,544	e	Spark Energy, Inc	62
33,979	e	Spire, Inc	2,499
49,399		TerraForm Power, Inc	571
123,477		UGI Corp	6,851
10,272		Unitil Corp	523
51,076		Vectren Corp	3,651
279,419	*	Vistra Energy Corp	6,952
209,470		WEC Energy Group, Inc	13,984
344,186		Xcel Energy, Inc	16,249
9,006		York Water Co	274
		TOTAL UTILITIES	556,582

		TOTAL COMMON STOCKS	20,000,832
		(Cost $8,512,054)
324

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY			VALUE (000)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
80,085	*,†,m	Media General, Inc			$0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital Inc			0
		TOTAL DIVERSIFIED FINANCIALS			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	†,m	Forest Laboratories, Inc CVR			10
4,045	†,m	Omthera Pharmaceuticals, Inc CVR			2
6,981	m	Tobira Therapeutics, Inc			0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12

		TOTAL RIGHTS / WARRANTS			12
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.1%
$22,550,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	22,550
		TOTAL GOVERNMENT AGENCY DEBT			22,550

TREASURY DEBT - 0.4%
69,700,000		United States Treasury Bill	1.955	10/04/18	69,689
		TOTAL TREASURY DEBT			69,689

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
369,723,310	c	State Street Navigator Securities Lending Government Money Market Portfolio			369,723
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			369,723

		TOTAL SHORT-TERM INVESTMENTS			461,962
		(Cost $461,962)
		TOTAL INVESTMENTS - 101.8%			20,462,806
		(Cost $8,974,016)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(360,786)
		NET ASSETS - 100.0%			$20,102,020

		Abbreviation(s):
		CVR Contingent Value Right
		REIT Real Estate Investment Trust
325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $356,396,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	89	12/21/18	$7,656	$7,569	$(87)
S&P 500 E Mini Index	460	12/21/18	66,793	67,137	344
S&P Mid-Cap 400 E Mini Index	24	12/21/18	4,903	4,860	(43)
Total	573		$79,352	$79,566	$214
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$495,009	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.170%	01/15/25	$497
		TOTAL CAPITAL GOODS				497

CONSUMER DURABLES & APPAREL - 0.0%
893,250	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.990	12/16/24	897
1,500,000	h,i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.990	04/25/25	1,498
		TOTAL CONSUMER DURABLES & APPAREL				2,395

CONSUMER SERVICES - 0.0%
491,460	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.490	02/16/24	492
485,728	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	4.420	09/15/23	488
1,500,000	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	3.990	03/27/25	1,498
		TOTAL CONSUMER SERVICES				2,478

DIVERSIFIED FINANCIALS - 0.0%
173,054	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.140	09/24/24	172
		TOTAL DIVERSIFIED FINANCIALS				172

ENERGY - 0.0%
1,720,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.617	12/31/21	1,906
		TOTAL ENERGY				1,906

FOOD & STAPLES RETAILING - 0.0%
206,388	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.310	06/22/23	206
710,590	i	YUM! Brands	LIBOR 1 M + 1.750%	3.910	04/03/25	711
		TOTAL FOOD & STAPLES RETAILING				917

FOOD, BEVERAGE & TOBACCO - 0.0%
985,000	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	3.250	05/24/24	985
		TOTAL FOOD, BEVERAGE & TOBACCO				985

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
487,500	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.990	03/01/24	489
2,455,094	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.990	02/06/24	2,381
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,870

MATERIALS - 0.1%
1,477,500	i	Berry Global, Inc	LIBOR 2 M + 2.000%	4.190	01/19/24	1,479
496,250	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	4.240	03/31/24	497
1,404,952	i	PolyOne Corp	LIBOR 1 M + 1.750%	3.900	11/11/22	1,409
1,950,000	h,i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	4.250	09/19/25	1,958
		TOTAL MATERIALS				5,343
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

MEDIA - 0.1%
	$972,070	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.410%	07/17/25	$972
	2,795,500	h,i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.490	03/24/25	2,798
	13,324	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	4.600	01/17/24	13
	95,001	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	4.600	01/17/24	95
	1,500,000	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.130	10/04/23	1,497
	750,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	4.660	01/15/26	751
			TOTAL MEDIA				6,126

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
	123,750	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.500	04/29/24	125
	1,500,000	h,i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.100	06/02/25	1,507
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,632

REAL ESTATE - 0.0%
	1,400,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	4.500	08/21/25	1,405
			TOTAL REAL ESTATE				1,405

RETAILING - 0.0%
	797,125	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.120	03/11/22	694
			TOTAL RETAILING				694

SOFTWARE & SERVICES - 0.1%
	4,500,000	h,i	Financial & Risk US Holdings, Inc	LIBOR 1 M + 3.750%	3.750	09/18/25	4,488
	1,243,552	i	First Data Corp	LIBOR 1 M + 2.000%	4.210	07/08/22	1,245
	98,260	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.240	02/22/24	99
			TOTAL SOFTWARE & SERVICES				5,832

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
	476,525	i	CommScope, Inc	LIBOR 1 M + 2.000%	4.240	12/29/22	478
	1,500,000	i	Dell International LLC	LIBOR 1 M + 2.000%	4.250	09/07/23	1,503
	1,400,000	h,i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.740	07/02/25	1,404
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,385

TRANSPORTATION - 0.0%
	2,939,500	h,i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.160	12/14/23	2,922
	1,400,000	h,i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.740	08/22/24	1,404
	546,250	h,i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.240	03/11/24	545
			TOTAL TRANSPORTATION				4,871

			TOTAL BANK LOAN OBLIGATIONS				41,508
			(Cost $41,476)

BONDS - 97.6%

CORPORATE BONDS - 31.8%

AUTOMOBILES & COMPONENTS - 0.4%
EUR	650,000	g	Adient Global Holdings Ltd		3.500	08/15/24	702
	$4,050,000		Aptiv plc		3.150	11/19/20	4,018
	8,775,000		General Motors Co		4.200	10/01/27	8,274
	6,950,000		General Motors Co		6.600	04/01/36	7,403
	3,350,000		General Motors Co		6.250	10/02/43	3,431
	6,500,000		General Motors Co		5.200	04/01/45	5,897
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$1,925,000		General Motors Co	6.750%	04/01/46	$2,081
	2,425,000	g	Hyundai Capital America	2.600	03/19/20	2,390
	3,850,000	g	Hyundai Capital America	2.550	04/03/20	3,785
	4,800,000	g	Hyundai Capital America	3.250	09/20/22	4,652
	4,000,000	g	Hyundai Capital America	4.125	06/08/23	3,971
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	479
	$8,675,000		Magna International, Inc	3.625	06/15/24	8,578
			TOTAL AUTOMOBILES & COMPONENTS			55,661

BANKS - 6.7%
	3,075,000	g	Akbank TAS	7.200	03/16/27	2,560
	6,000,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	5,795
	4,000,000	g	Banco de Bogota S.A.	6.250	05/12/26	4,164
	11,000,000	g	Banco del Estado de Chile	2.668	01/08/21	10,739
	3,500,000	g	Banco do Brasil S.A.	4.625	01/15/25	3,226
	550,000	g	Banco General S.A.	4.125	08/07/27	520
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,639
	6,400,000		Banco Santander S.A.	3.125	02/23/23	6,073
	3,800,000		Banco Santander S.A.	3.800	02/23/28	3,451
	4,275,000	g	Bangkok Bank PCL	4.050	03/19/24	4,271
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	4,947
	2,350,000	g	Bank Nederlandse Gemeenten NV	2.500	02/28/20	2,336
	15,900,000		Bank of America Corp	2.151	11/09/20	15,559
	15,000,000		Bank of America Corp	3.864	07/23/24	14,996
EUR	400,000		Bank of America Corp	1.375	03/26/25	469
	$10,200,000		Bank of America Corp	3.875	08/01/25	10,134
	200,000		Bank of America Corp	4.250	10/22/26	198
EUR	300,000		Bank of America Corp	1.776	05/04/27	354
	$28,050,000		Bank of America Corp	3.248	10/21/27	26,083
	7,300,000		Bank of America Corp	3.419	12/20/28	6,847
	500,000		Bank of America Corp	3.970	03/05/29	488
	10,000,000		Bank of America Corp	4.271	07/23/29	9,979
	5,350,000		Bank of Montreal	3.803	12/15/32	4,999
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	24,821
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,419
	5,900,000		Barclays plc	4.338	05/16/24	5,827
	6,700,000		Barclays plc	3.650	03/16/25	6,283
	500,000		Barclays plc	5.200	05/12/26	491
	30,000,000	g	BNG Bank NV	3.000	09/20/23	29,752
	5,100,000	g	BNP Paribas S.A.	3.375	01/09/25	4,826
	1,625,000	g	BNP Paribas S.A.	4.375	03/01/33	1,544
	2,450,000	g	BPCE S.A.	4.000	09/12/23	2,416
	5,224,000	g	BPCE S.A.	4.625	07/11/24	5,172
	1,733,000	g	BPCE S.A.	4.500	03/15/25	1,694
	26,000,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	25,915
	9,750,000		Capital One Bank USA NA	2.650	08/08/22	9,369
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,377
	20,320,000		Capital One NA	2.350	01/31/20	20,094
	50,075,000		Citigroup, Inc	3.200	10/21/26	46,744
	6,575,000		Citigroup, Inc	4.300	11/20/26	6,478
	10,850,000		Citigroup, Inc	3.668	07/24/28	10,333
	175,000		Citigroup, Inc	4.650	07/30/45	176
	3,000,000		Citigroup, Inc	4.650	07/23/48	3,030
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$7,400,000		Citizens Bank NA	2.650%	05/26/22	$7,114
	6,500,000		Compass Bank	2.875	06/29/22	6,269
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,830
	5,650,000	g	Cooperatieve Rabobank UA	3.875	09/26/23	5,633
	19,900,000		Cooperatieve Rabobank UA	3.750	07/21/26	18,787
EUR	600,000		Credit Agricole Assurances S.A.	4.250	01/13/67	735
	$4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,818
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,335
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	10,362
	2,450,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,473
EUR	500,000		Deutsche Bank AG.	1.250	09/08/21	582
	$9,200,000		Deutsche Bank AG.	3.950	02/27/23	8,932
	4,875,000		Discover Bank	3.200	08/09/21	4,810
	1,400,000		Discover Bank	3.450	07/27/26	1,302
EUR	500,000		FCE Bank plc	1.134	02/10/22	581
	$5,150,000		HSBC Holdings plc	2.650	01/05/22	4,997
	6,575,000		HSBC Holdings plc	3.262	03/13/23	6,441
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	647
	$4,250,000		HSBC Holdings plc	3.033	11/22/23	4,104
	8,000,000		HSBC Holdings plc	3.950	05/18/24	7,946
	250,000		HSBC Holdings plc	4.250	08/18/25	245
	11,825,000		HSBC Holdings plc	3.900	05/25/26	11,462
	11,800,000		HSBC Holdings plc	4.292	09/12/26	11,668
	3,825,000		HSBC Holdings plc	4.375	11/23/26	3,758
	6,450,000		HSBC Holdings plc	4.041	03/13/28	6,210
	13,025,000		Huntington National Bank	2.500	08/07/22	12,479
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,945
EUR	600,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	737
	$3,100,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	2,625
	12,925,000		JPMorgan Chase & Co	2.750	06/23/20	12,828
	16,725,000		JPMorgan Chase & Co	2.295	08/15/21	16,259
	10,850,000		JPMorgan Chase & Co	2.776	04/25/23	10,537
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,664
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	19,327
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	19,755
	12,500,000		JPMorgan Chase & Co	4.203	07/23/29	12,439
	5,750,000		JPMorgan Chase & Co	3.882	07/24/38	5,370
	200,000		JPMorgan Chase & Co	4.950	06/01/45	209
	2,700,000		KeyBank NA	2.500	12/15/19	2,686
	200,000		Lloyds Banking Group plc	3.574	11/07/28	183
	4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,464
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,829
	12,500,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	12,433
	8,850,000		Mizuho Financial Group, Inc	3.922	09/11/24	8,793
	17,000,000		PNC Bank NA	2.600	07/21/20	16,878
	5,625,000		PNC Bank NA	2.450	11/05/20	5,532
	10,950,000		PNC Bank NA	2.700	11/01/22	10,546
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	5,968
	40,000,000		Royal Bank of Canada	1.875	02/05/20	39,383
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,015
	4,825,000		Santander Holdings USA, Inc	4.400	07/13/27	4,611
	3,325,000		Santander UK Group Holdings plc	3.571	01/10/23	3,230
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	12,890
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,589
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$13,875,000		Sumitomo Mitsui Financial Group, Inc	2.442%	10/19/21	$13,425
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,534
	6,850,000		SunTrust Banks, Inc	2.900	03/03/21	6,771
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,490
	7,275,000		SunTrust Banks, Inc	4.000	05/01/25	7,288
	3,500,000	g	TC Ziraat Bankasi AS.	5.125	09/29/23	2,980
	13,700,000		Toronto-Dominion Bank	1.850	09/11/20	13,389
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,207
	2,100,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,775
	4,275,000	g	Turkiye Is Bankasi	6.125	04/25/24	3,542
	5,000,000	g	UBS AG.	2.450	12/01/20	4,896
	2,650,000	g	UBS AG.	4.500	06/26/48	2,739
	5,700,000		UnionBanCal Corp	3.500	06/18/22	5,663
	7,575,000		Wells Fargo Bank NA	3.325	07/23/21	7,566
	10,000,000	g	Westpac Banking Corp	1.850	11/26/18	9,990
	10,000,000		Westpac Banking Corp	2.750	01/11/23	9,646
	8,475,000		Westpac Banking Corp	4.322	11/23/31	8,162
	5,000,000	g	Yapi ve Kredi Bankasi AS.	6.100	03/16/23	4,401
			TOTAL BANKS			884,297

CAPITAL GOODS - 0.6%
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,402
	$250,000		Eaton Corp	4.150	11/02/42	237
	9,575,000		General Electric Co	4.125	10/09/42	8,525
GBP	650,000		Glencore Finance Europe S.A.	6.500	02/27/19	864
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,198
	600,000		Johnson Controls International plc	1.000	09/15/23	698
	$2,650,000	g	Korea East-West Power Co Ltd	3.875	07/19/23	2,645
	8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,233
	5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,132
	6,375,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	6,305
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	9,627
	1,725,000		Mosaic Co	4.875	11/15/41	1,585
EUR	500,000		Parker-Hannifin Corp	1.125	03/01/25	579
	$8,725,000		Rockwell Collins, Inc	3.500	03/15/27	8,286
	500,000		Rockwell Collins, Inc	4.350	04/15/47	476
	4,600,000		Roper Technologies, Inc	4.200	09/15/28	4,575
	350,000	g	Stena AB	7.000	02/01/24	331
	2,075,000		Textron, Inc	3.875	03/01/25	2,039
	650,000		Trimble, Inc	4.900	06/15/28	653
EUR	500,000		United Technologies Corp	1.150	05/18/24	584
	$4,500,000		United Technologies Corp	4.450	11/16/38	4,463
	8,225,000		United Technologies Corp	3.750	11/01/46	7,187
	1,775,000		Wabtec Corp	4.700	09/15/28	1,741
			TOTAL CAPITAL GOODS			77,365

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
	4,875,000		AECOM	5.875	10/15/24	5,163
	4,400,000		RELX Capital, Inc	3.500	03/16/23	4,343
	11,102,000		Republic Services, Inc	3.550	06/01/22	11,098
	8,171,000		Republic Services, Inc	2.900	07/01/26	7,598
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,433
	9,700,000		Waste Management, Inc	3.150	11/15/27	9,228
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$2,000,000		Waste Management, Inc	3.900%	03/01/35	$1,952
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,183
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			50,998

CONSUMER DURABLES & APPAREL - 0.1%
	8,075,000		Newell Rubbermaid, Inc	4.200	04/01/26	7,677
EUR	500,000		Whirlpool Finance Luxembourg Sarl	1.100	11/09/27	543
			TOTAL CONSUMER DURABLES & APPAREL			8,220

CONSUMER SERVICES - 1.0%
	$1,425,000		ADT Corp	6.250	10/15/21	1,495
	1,390,000		ADT Corp	3.500	07/15/22	1,315
	9,820,000		Amherst College	4.100	11/01/45	9,787
EUR	680,000	g	Aramark International Finance Sarl	3.125	04/01/25	821
	$3,400,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	3,184
	600,000		Boyd Gaming Corp	6.000	08/15/26	605
	2,000,000		Duke University	3.199	10/01/38	1,808
	16,000,000		George Washington University	3.545	09/15/46	14,328
	1,610,000	g	International Game Technology	6.250	02/15/22	1,668
	1,610,000	g	International Game Technology	6.500	02/15/25	1,670
EUR	500,000	g	International Game Technology plc	4.750	02/15/23	626
	$5,000,000		Johns Hopkins University	4.083	07/01/53	4,873
	750,000		MGM Resorts International	4.625	09/01/26	699
	9,605,000		Northwestern University	3.812	12/01/50	9,013
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,833
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	13,827
	8,108,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	8,672
	2,025,000	g	Sands China Ltd	5.125	08/08/25	2,020
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	950
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	552
	$2,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	2,567
	15,000,000		Smith College	4.620	07/01/45	16,047
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,052
	21,000,000		University of Chicago	4.151	10/01/45	20,274
			TOTAL CONSUMER SERVICES			130,686

DIVERSIFIED FINANCIALS - 3.2%
	6,150,000		AerCap Ireland Capital DAC	4.125	07/03/23	6,103
	500,000		AerCap Ireland Capital Ltd	5.000	10/01/21	514
	10,625,000		American Express Co	2.500	08/01/22	10,194
	300,000		American Express Credit Corp	2.375	05/26/20	296
	2,425,000		American Express Credit Corp	2.700	03/03/22	2,362
	2,775,000		American Express Credit Corp	3.300	05/03/27	2,665
	2,250,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	2,270
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,194
	7,225,000		Bank of New York Mellon Corp	3.500	04/28/23	7,206
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	287
	4,575,000	g	BBVA Bancomer S.A.	5.125	01/18/33	4,158
	10,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	10,150
	250,000		Capital One Financial Corp	3.050	03/09/22	244
	250,000		Credit Suisse	3.625	09/09/24	246
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	9,349
	3,900,000	g	Credit Suisse Group AG.	4.282	01/09/28	3,791
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

EUR	750,000		Credit Suisse Group Funding Guernsey Ltd	1.250%	04/14/22	$885
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,610
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	9,882
	13,800,000	g	Daimler Finance North America LLC	2.200	10/30/21	13,223
	100,000		Discover Financial Services	3.950	11/06/24	98
	6,820,000		DY8 Leasing LLC	2.627	04/29/26	6,665
	10,145,427		DY9 Leasing LLC	2.372	03/19/27	9,761
	4,975,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,870
	4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	3,751
	12,925,000		Ford Motor Credit Co LLC	3.815	11/02/27	11,556
	8,628,000		GE Capital International Funding Co	4.418	11/15/35	8,087
	1,432,000		General Electric Capital Corp	5.875	01/14/38	1,597
	108,000		General Electric Capital Corp	6.875	01/10/39	135
	6,500,000		General Motors Financial Co, Inc	3.950	04/13/24	6,329
	300,000		General Motors Financial Co, Inc	4.300	07/13/25	292
EUR	300,000		General Motors Financial International BV	1.875	10/15/19	355
	850,000		Goldman Sachs Group, Inc	2.000	07/27/23	1,031
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,144
	25,350,000		Goldman Sachs Group, Inc	3.691	06/05/28	24,115
	500,000		Goldman Sachs Group, Inc	4.223	05/01/29	492
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	5,624
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	7,842
	100,000		Goldman Sachs Group, Inc	5.150	05/22/45	102
	1,624,805		Golondrina Leasing LLC	1.822	05/03/25	1,552
	1,216,639		Helios Leasing I LLC	2.018	05/29/24	1,177
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,748
	5,750,000	g	ICICI Bank Ltd	3.800	12/14/27	5,163
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,244
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,288
	3,050,000		Jefferies Group LLC	4.150	01/23/30	2,739
	250,000		Jefferies Group, Inc	6.450	06/08/27	271
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,623
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,366
EUR	350,000	g	Lincoln Finance Ltd	6.875	04/15/21	421
	$7,625,000		Morgan Stanley	3.125	01/23/23	7,427
	2,750,000		Morgan Stanley	3.737	04/24/24	2,731
	24,800,000		Morgan Stanley	3.700	10/23/24	24,410
	23,475,000		Morgan Stanley	3.125	07/27/26	21,859
	250,000		Morgan Stanley	4.350	09/08/26	248
EUR	900,000		Morgan Stanley	1.342	10/23/26	1,028
	$8,225,000		Morgan Stanley	3.625	01/20/27	7,893
	2,660,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	2,676
	4,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	4,368
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,790
	3,363,130		Santa Rosa Leasing LLC	1.693	08/15/24	3,222
	100,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	97
	17,580,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	16,224
	200,000		Synchrony Financial	4.250	08/15/24	193
	6,625,000		TD Ameritrade Holding Corp	3.300	04/01/27	6,343
	6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,735
	11,600,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	11,211
	9,775,000		Unilever Capital Corp	2.900	05/05/27	9,206
	45,550,000		Wells Fargo & Co	2.625	07/22/22	43,987
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$16,950,000		Wells Fargo & Co	3.584%	05/22/28	$16,250
			TOTAL DIVERSIFIED FINANCIALS			417,965

ENERGY - 3.4%
	425,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	403
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,776
	2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,357
	2,050,000		AmeriGas Partners LP	5.875	08/20/26	2,035
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,463
	5,925,000		Anadarko Petroleum Corp	4.500	07/15/44	5,419
	100,000		Andeavor	5.125	12/15/26	105
	3,025,000		Andeavor Logistics LP	4.250	12/01/27	2,954
	3,100,000		Andeavor Logistics LP	5.200	12/01/47	3,091
	79,000		Apache Corp	3.250	04/15/22	78
	1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,536
	13,000,000		BP Capital Markets America, Inc	3.796	09/21/25	13,041
	13,300,000		BP Capital Markets plc	2.315	02/13/20	13,177
	3,800,000		BP Capital Markets plc	2.520	09/19/22	3,671
	7,500,000		BP Capital Markets plc	3.588	04/14/27	7,331
	6,575,000		BP Capital Markets plc	3.279	09/19/27	6,286
	699,000	g	California Resources Corp	8.000	12/15/22	667
	478,000		California Resources Corp	6.000	11/15/24	406
	6,500,000		Cenovus Energy, Inc	4.450	09/15/42	5,690
	2,800,000	g	Cheniere Energy Partners LP	5.625	10/01/26	2,820
	3,025,000		Cimarex Energy Co	3.900	05/15/27	2,887
	6,200,000	g	Colonial Pipeline Co	4.250	04/15/48	5,931
	6,150,000		Concho Resources, Inc	3.750	10/01/27	5,867
	7,275,000		Continental Resources, Inc	3.800	06/01/24	7,132
	690,000		Continental Resources, Inc	4.375	01/15/28	684
	2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,425
	2,900,000		Devon Energy Corp	5.000	06/15/45	2,897
	2,600,000		Ecopetrol S.A.	5.375	06/26/26	2,678
	7,750,000		Enbridge, Inc	3.700	07/15/27	7,481
	8,900,000		Energy Transfer Partners LP	4.750	01/15/26	8,989
	7,850,000		Energy Transfer Partners LP	4.950	06/15/28	7,988
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,045
	4,775,000		Enterprise Products Operating LLC	4.450	02/15/43	4,623
	1,925,000		Enterprise Products Operating LLC	4.850	03/15/44	1,959
	4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	3,783
	100,000		Enterprise Products Operating LLC	5.250	08/16/77	93
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,270
	4,750,000		Exxon Mobil Corp	2.222	03/01/21	4,658
	300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	288
	200,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	191
	3,000,000		HollyFrontier Corp	5.875	04/01/26	3,197
	2,739,000		Husky Energy, Inc	3.950	04/15/22	2,761
	5,275,000	g	KazMunayGas National Co JSC	5.375	04/24/30	5,364
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	2,880
EUR	500,000		Kinder Morgan, Inc	2.250	03/16/27	597
	$9,200,000		Kinder Morgan, Inc	4.300	03/01/28	9,115
	2,215,000		Kinder Morgan, Inc	5.300	12/01/34	2,287
	4,850,000		Kinder Morgan, Inc	5.400	09/01/44	4,972
	5,030,000		Marathon Oil Corp	2.700	06/01/20	4,965
	2,000,000		Marathon Oil Corp	4.400	07/15/27	1,999
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,000,000		Marathon Oil Corp	5.200%	06/01/45	$3,123
	4,240,000		MPLX LP	5.500	02/15/23	4,325
	11,387,000		MPLX LP	4.125	03/01/27	11,086
	5,850,000		MPLX LP	4.000	03/15/28	5,624
	6,150,000		MPLX LP	4.500	04/15/38	5,789
	6,150,000		MPLX LP	4.700	04/15/48	5,750
	900,000		Noble Energy, Inc	3.900	11/15/24	884
	9,500,000		Noble Energy, Inc	3.850	01/15/28	8,969
	6,075,000		Noble Energy, Inc	5.050	11/15/44	5,876
	1,500,000		Noble Energy, Inc	4.950	08/15/47	1,434
	10,850,000		ONE Gas, Inc	2.070	02/01/19	10,811
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,469
	2,500,000		ONEOK, Inc	4.000	07/13/27	2,416
	6,150,000		ONEOK, Inc	4.550	07/15/28	6,177
	5,125,000	g	Pertamina Persero PT	4.300	05/20/23	5,085
	3,050,000	g	Peru LNG Srl	5.375	03/22/30	3,039
	2,025,000		Petrobras Global Finance BV	5.299	01/27/25	1,891
	2,335,000		Petrobras Global Finance BV	5.999	01/27/28	2,154
	400,000		Petrobras Global Finance BV	5.750	02/01/29	358
	750,000		Petrobras Global Finance BV	7.250	03/17/44	711
	750,000	g	Petroleos del Peru S.A.	4.750	06/19/32	727
	4,000,000		Petroleos Mexicanos	6.375	02/04/21	4,194
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,517
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	429
	$9,000,000		Petroleos Mexicanos	1.950	12/20/22	8,773
	4,815,000		Petroleos Mexicanos	2.000	12/20/22	4,699
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,532
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,647
	1,775,000		Petroleos Mexicanos	6.500	03/13/27	1,813
	3,300,000	g	Petroleos Mexicanos	5.350	02/12/28	3,110
	4,500,000		Petroleos Mexicanos	6.500	06/02/41	4,219
	4,180,000		Petroleos Mexicanos	5.500	06/27/44	3,538
	1,800,000		Petroleos Mexicanos	6.750	09/21/47	1,718
	2,600,000	g	Petroleos Mexicanos	6.350	02/12/48	2,382
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,199
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,099
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,568
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	646
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,672
	6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	7,015
	100,000		Plains All American Pipeline LP	4.500	12/15/26	100
	3,335,000		Range Resources Corp	5.000	08/15/22	3,302
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,217
	4,750,000	g	Reliance Industries Ltd	3.667	11/30/27	4,360
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	9,574
	6,000,000		Shell International Finance BV	2.375	08/21/22	5,807
	4,875,000		Shell International Finance BV	3.250	05/11/25	4,781
	6,825,000		Shell International Finance BV	4.000	05/10/46	6,668
	3,950,000		Spectra Energy Partners LP	3.500	03/15/25	3,804
	5,300,000		Statoil ASA	2.450	01/17/23	5,104
	250,000		Suncor Energy, Inc	3.600	12/01/24	248
	4,200,000		Suncor Energy, Inc	4.000	11/15/47	3,953
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,168
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$1,000,000	g	Sunoco LP	4.875%	01/15/23	$990
	600,000		Targa Resources Partners LP	5.125	02/01/25	603
	1,000,000	g	Targa Resources Partners LP	5.875	04/15/26	1,031
EUR	600,000		Total Capital International S.A.	2.500	03/25/26	777
	$2,500,000		Vale Overseas Ltd	6.250	08/10/26	2,740
	2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,210
	6,150,000		Valero Energy Partners LP	4.500	03/15/28	6,038
	3,850,000		Western Gas Partners LP	3.950	06/01/25	3,670
	4,550,000		Western Gas Partners LP	4.650	07/01/26	4,458
	5,075,000		Williams Partners LP	3.600	03/15/22	5,044
	1,500,000		Williams Partners LP	3.750	06/15/27	1,431
	1,175,000		Williams Partners LP	4.900	01/15/45	1,141
	350,000		WPX Energy, Inc	8.250	08/01/23	397
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,416
	3,500,000	g	YPF S.A.	8.500	07/28/25	3,413
	2,225,000	g	YPF S.A.	6.950	07/21/27	1,946
	3,375,000	g	YPF S.A.	7.000	12/15/47	2,675
			TOTAL ENERGY			455,846

FOOD & STAPLES RETAILING - 0.7%
	9,200,000		CVS Health Corp	3.700	03/09/23	9,159
	15,950,000		CVS Health Corp	2.875	06/01/26	14,620
	26,875,000		CVS Health Corp	4.300	03/25/28	26,610
	20,300,000		CVS Health Corp	4.780	03/25/38	20,142
	150,000		CVS Health Corp	5.125	07/20/45	154
	3,350,000		CVS Health Corp	5.050	03/25/48	3,423
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,961
	5,575,000		Kroger Co	3.700	08/01/27	5,338
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,192
	$7,575,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	7,197
			TOTAL FOOD & STAPLES RETAILING			92,796

FOOD, BEVERAGE & TOBACCO - 1.2%
	13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	13,504
	20,025,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	19,769
	29,385,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	28,514
	6,825,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	6,600
	8,125,000	g	BAT Capital Corp	3.557	08/15/27	7,562
	8,200,000		Constellation Brands, Inc	3.600	02/15/28	7,669
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,037
	1,475,000	g	Cosan Ltd	5.950	09/20/24	1,392
	5,800,000		Diageo Capital plc	3.500	09/18/23	5,818
	4,925,000		Diageo Capital plc	3.875	05/18/28	4,952
	4,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	3,687
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	12/30/49	2,406
EUR	465,000		Heineken NV	2.875	08/04/25	601
	$8,425,000	g	Heineken NV	3.500	01/29/28	8,041
	3,600,000	g	Heineken NV	4.350	03/29/47	3,510
	150,000		JM Smucker Co	4.375	03/15/45	138
	3,900,000		Kellogg Co	3.400	11/15/27	3,623
	200,000		Kraft Heinz Foods Co	5.200	07/15/45	195
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,195
	9,200,000		Mondelez International, Inc	4.125	05/07/28	9,086
	3,125,000		PepsiCo, Inc	3.450	10/06/46	2,804
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$1,600,000		Philip Morris International, Inc		6.375%	05/16/38	$1,923
	2,700,000		Tyson Foods, Inc		3.900	09/28/23	2,710
	4,600,000		Tyson Foods, Inc		3.550	06/02/27	4,339
	5,800,000		Tyson Foods, Inc		5.100	09/28/48	5,906
			TOTAL FOOD, BEVERAGE & TOBACCO				151,981

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
	11,100,000		Anthem, Inc		3.650	12/01/27	10,549
	400,000		Becton Dickinson & Co		4.685	12/15/44	394
EUR	430,000		Becton Dickinson and Co		1.401	05/24/23	504
	470,000		Becton Dickinson and Co		1.900	12/15/26	546
	$17,775,000		Becton Dickinson and Co		3.700	06/06/27	16,993
	7,250,000		Cardinal Health, Inc		3.410	06/15/27	6,688
	3,800,000		Covidien International Finance S.A.		3.200	06/15/22	3,761
	4,105,000		Dartmouth-Hitchcock Health		4.178	08/01/48	3,955
EUR	500,000		DH Europe Finance S.A.		1.200	06/30/27	574
	$6,055,000		Johns Hopkins Health System Corp		3.837	05/15/46	5,710
	200,000		Laboratory Corp of America Holdings		3.600	02/01/25	195
	3,700,000		Medtronic, Inc		4.625	03/15/45	3,912
	12,500,000		Mercy Health		3.382	11/01/25	11,983
	5,000,000		New York and Presbyterian Hospital		3.563	08/01/36	4,640
	2,000,000		Tenet Healthcare Corp		4.375	10/01/21	1,991
EUR	150,000		Thermo Fisher Scientific, Inc		1.400	01/23/26	174
	$5,350,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	4,960
	2,225,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	2,080
EUR	300,000		Thermo Fisher Scientific, Inc		1.950	07/24/29	346
	325,000		Thermo Fisher Scientific, Inc		2.875	07/24/37	384
	$2,150,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	2,135
	3,745,000		Zimmer Holdings, Inc		3.550	04/01/25	3,592
			TOTAL HEALTH CARE EQUIPMENT & SERVICES				86,066

INSURANCE - 1.3%
	6,250,000		ACE INA Holdings, Inc		2.875	11/03/22	6,117
	1,925,000		Aetna, Inc		6.625	06/15/36	2,341
	5,500,000		Allstate Corp		3.280	12/15/26	5,294
	8,500,000		Allstate Corp		5.750	08/15/53	8,755
	2,700,000		American Financial Group, Inc		3.500	08/15/26	2,512
EUR	650,000		American International Group, Inc		1.500	06/08/23	772
	$2,500,000		American International Group, Inc		3.750	07/10/25	2,434
	6,750,000		American International Group, Inc		3.900	04/01/26	6,605
	2,875,000		American International Group, Inc		4.200	04/01/28	2,843
	200,000		American International Group, Inc		3.875	01/15/35	181
	12,975,000		Aon plc		3.500	06/14/24	12,652
	500,000	g	AXA Equitable Holdings, Inc		5.000	04/20/48	465
	19,230,000		Children’s Hospital Medic		4.268	05/15/44	19,309
EUR	500,000		Chubb INA Holdings, Inc		1.550	03/15/28	578
	$3,525,000		CNA Financial Corp		3.950	05/15/24	3,505
	3,050,000		CNA Financial Corp		3.450	08/15/27	2,823
	7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.158	07/13/20	7,597
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	292
	$5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	5,720
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,277
	4,800,000		HCA, Inc		5.625	09/01/28	4,824
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$6,250,000		Humana, Inc	3.950%	03/15/27	$6,140
	3,300,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	3,336
EUR	750,000		Liberty Mutual Group, Inc	2.750	05/04/26	923
	$2,425,000		Lincoln National Corp	3.800	03/01/28	2,340
	3,250,000		Markel Corp	3.500	11/01/27	3,025
	1,600,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,565
	1,365,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,327
	4,325,000		MetLife, Inc	3.600	11/13/25	4,308
	500,000		MetLife, Inc	4.125	08/13/42	473
	8,050,000		Prudential Financial, Inc	7.375	06/15/19	8,304
	9,200,000		Prudential Financial, Inc	3.878	03/27/28	9,115
	3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,333
	10,925,000		Travelers Cos, Inc	4.000	05/30/47	10,456
	5,775,000		UnitedHealth Group, Inc	2.950	10/15/27	5,406
	4,625,000		UnitedHealth Group, Inc	3.750	10/15/47	4,293
	7,750,000	g,i	Vitality Re IX Ltd	3.796	01/10/22	7,812
	50,000		WellPoint, Inc	4.625	05/15/42	49
	2,400,000		WR Berkley Corp	5.375	09/15/20	2,475
			TOTAL INSURANCE			171,576

MATERIALS - 0.9%
	6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	6,728
	3,349,000		Albemarle Corp	5.450	12/01/44	3,491
EUR	850,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	1,017
	250,000		Ball Corp	4.375	12/15/23	329
	$852,000		Bemis Co, Inc	3.100	09/15/26	770
	400,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	378
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,314
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	3,730
	3,250,000	g	CRH America Finance, Inc	3.400	05/09/27	3,030
	3,725,000	g	CRH America Finance, Inc	3.950	04/04/28	3,607
	3,200,000	g	CRH America Finance, Inc	4.500	04/04/48	2,931
	1,390,000		Crown Americas LLC	4.500	01/15/23	1,396
	3,250,000		Dow Chemical Co	4.375	11/15/42	3,079
	1,000,000		Eastman Chemical Co	5.500	11/15/19	1,027
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,045
	6,500,000	g	Glencore Funding LLC	4.000	03/27/27	6,098
	1,000,000		International Flavors & Fragrances, Inc	4.450	09/26/28	1,008
	2,100,000		International Flavors & Fragrances, Inc	5.000	09/26/48	2,100
	8,825,000		International Paper Co	3.000	02/15/27	8,099
	9,825,000		International Paper Co	4.350	08/15/48	8,947
	4,300,000	g	Inversiones CMPC S.A.	4.375	04/04/27	4,196
	3,400,000	g	Klabin Finance S.A.	4.875	09/19/27	3,005
	3,250,000		LYB International Finance II BV	3.500	03/02/27	3,040
	2,900,000		Martin Marietta Materials, Inc	4.250	12/15/47	2,473
	2,400,000		Newmont Mining Corp	3.500	03/15/22	2,379
	3,200,000		Newmont Mining Corp	4.875	03/15/42	3,111
	4,900,000	g	Nexa Resources S.A.	5.375	05/04/27	4,741
	3,500,000	g	Nova Chemicals Corp	4.875	06/01/24	3,370
	3,075,000		Nucor Corp	3.950	05/01/28	3,069
	4,767,000		Nutrien Ltd	3.375	03/15/25	4,518
	500,000		Nutrien Ltd	5.250	01/15/45	516
EUR	125,000	g	OCI NV	5.000	04/15/23	153
	$3,000,000	g	OCP S.A.	4.500	10/22/25	2,878
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

EUR	250,000	g	OI European Group BV	3.125%	11/15/24	$299
	$325,000	g	POSCO	4.000	08/01/23	324
	4,300,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	4,324
	5,000,000		Rock Tenn Co	3.500	03/01/20	5,000
	4,600,000		Sherwin-Williams Co	3.450	06/01/27	4,375
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	898
	$1,800,000		Steel Dynamics, Inc	5.250	04/15/23	1,827
	1,700,000		Westlake Chemical Corp	3.600	08/15/26	1,598
			TOTAL MATERIALS			117,218

MEDIA - 1.3%
	100,000		21st Century Fox America, Inc	3.375	11/15/26	98
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,657
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,985
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	10,025
GBP	425,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	564
	$1,750,000	g	CBS Corp	2.900	06/01/23	1,664
	4,200,000		CBS Corp	2.900	01/15/27	3,756
	2,500,000		CBS Corp	3.375	02/15/28	2,290
	5,225,000		Charter Communications Operating LLC	3.579	07/23/20	5,228
	5,395,000		Charter Communications Operating LLC	4.464	07/23/22	5,484
	19,275,000		Charter Communications Operating LLC	4.908	07/23/25	19,563
	100,000		Charter Communications Operating LLC	5.375	04/01/38	97
	3,400,000		Charter Communications Operating LLC	5.375	05/01/47	3,241
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,443
	10,650,000		Comcast Corp	2.350	01/15/27	9,365
	18,200,000		Comcast Corp	3.200	07/15/36	15,167
	3,000,000		Comcast Corp	3.900	03/01/38	2,744
	4,000,000		Discovery Communications LLC	2.950	03/20/23	3,832
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	381
	$5,625,000		Discovery Communications LLC	3.950	03/20/28	5,340
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,040
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,665
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,057
	1,930,000	g	Tegna, Inc	4.875	09/15/21	1,932
	2,925,000	g	Tegna, Inc	5.500	09/15/24	2,958
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,721
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,473
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,444
	4,045,000		Time Warner, Inc	2.950	07/15/26	3,666
	7,500,000		Time Warner, Inc	3.800	02/15/27	7,170
	150,000		Time Warner, Inc	4.850	07/15/45	140
	5,000,000		Viacom, Inc	3.450	10/04/26	4,698
	1,150,000		Viacom, Inc	5.850	09/01/43	1,215
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	675
			TOTAL MEDIA			168,778

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
	4,750,000		Abbott Laboratories	3.875	09/15/25	4,778
	19,450,000		Abbott Laboratories	3.750	11/30/26	19,389
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,494
	5,700,000		AbbVie, Inc	3.750	11/14/23	5,671
	14,350,000		AbbVie, Inc	3.200	05/14/26	13,357
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$14,575,000		AbbVie, Inc	4.250%	11/14/28	$14,357
	150,000		AbbVie, Inc	4.500	05/14/35	144
	6,700,000		AbbVie, Inc	4.400	11/06/42	6,194
	8,700,000		Actavis Funding SCS	3.800	03/15/25	8,516
	9,500,000		Actavis Funding SCS	4.550	03/15/35	9,224
	134,000		Actavis Funding SCS	4.750	03/15/45	130
	5,650,000		AstraZeneca plc	3.125	06/12/27	5,270
	8,625,000		AstraZeneca plc	4.000	01/17/29	8,467
	6,800,000	g	Bayer US Finance II LLC	4.375	12/15/28	6,658
	4,650,000	g	Bayer US Finance II LLC	4.875	06/25/48	4,510
	2,900,000		Celgene Corp	3.875	08/15/25	2,856
	13,600,000		Celgene Corp	3.450	11/15/27	12,691
	6,025,000		Celgene Corp	3.900	02/20/28	5,796
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,070
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	1,708
	5,075,000		Gilead Sciences, Inc	4.150	03/01/47	4,799
	8,750,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	8,836
	8,150,000		Johnson & Johnson	2.900	01/15/28	7,725
	3,750,000		Johnson & Johnson	3.400	01/15/38	3,489
	3,300,000		Mylan NV	3.950	06/15/26	3,122
	5,750,000	g	Mylan, Inc	4.550	04/15/28	5,587
	9,600,000		Novartis Capital Corp	3.000	11/20/25	9,213
	500,000		Perrigo Finance plc	3.900	12/15/24	483
	17,725,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	14,750
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			198,284

REAL ESTATE - 1.2%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,615
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,206
	5,950,000		American Tower Corp	3.000	06/15/23	5,727
EUR	600,000		American Tower Corp	1.950	05/22/26	700
	$2,418,000		American Tower Corp	3.375	10/15/26	2,251
	1,600,000		American Tower Corp	3.600	01/15/28	1,494
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,469
	2,700,000		Brandywine Operating Partnership LP	3.950	11/15/27	2,550
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,610
	5,250,000		Brixmor Operating Partnership LP	4.125	06/15/26	5,088
	4,050,000		Brixmor Operating Partnership LP	3.900	03/15/27	3,836
	3,965,000		Camden Property Trust	4.625	06/15/21	4,065
	3,000,000		Camden Property Trust	2.950	12/15/22	2,915
	3,911,000		Crown Castle International Corp	4.875	04/15/22	4,035
	2,275,000		Crown Castle International Corp	3.700	06/15/26	2,173
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,596
	2,968,000		DDR Corp	3.625	02/01/25	2,811
	350,000		DDR Corp	4.700	06/01/27	352
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	2,919
	1,600,000		Duke Realty LP	3.250	06/30/26	1,504
	2,525,000		Duke Realty LP	4.000	09/15/28	2,479
	2,750,000		Equity One, Inc	3.750	11/15/22	2,727
	2,754,000		Essex Portfolio LP	3.375	01/15/23	2,696
	1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,589
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,401
	3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,671
	3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,480
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$6,250,000		Healthcare Trust of America Holdings LP	3.500%	08/01/26	$5,827
	1,950,000		Highwoods Realty LP	3.875	03/01/27	1,871
	2,900,000		Highwoods Realty LP	4.125	03/15/28	2,820
	1,700,000		Kimco Realty Corp	3.800	04/01/27	1,624
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,283
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,413
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,230
	3,575,000		Mid-America Apartments LP	3.600	06/01/27	3,404
	3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,596
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,288
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,532
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	2,855
	7,225,000		Regency Centers LP	3.900	11/01/25	7,047
	4,750,000		Regency Centers LP	3.600	02/01/27	4,507
	405,000		Ventas Realty LP	3.125	06/15/23	391
	6,150,000		Ventas Realty LP	4.000	03/01/28	5,932
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,149
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,710
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,061
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,822
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,194
	3,575,000		Welltower, Inc	4.000	06/01/25	3,526
			TOTAL REAL ESTATE			162,041

RETAILING - 0.6%
	600,000		Asbury Automotive Group, Inc	6.000	12/15/24	606
	2,950,000		AutoNation, Inc	3.800	11/15/27	2,731
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,627
	8,725,000		Home Depot, Inc	3.350	09/15/25	8,620
	5,175,000		Home Depot, Inc	3.000	04/01/26	4,966
	2,975,000		Home Depot, Inc	3.500	09/15/56	2,590
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,519
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	4,943
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,802
GBP	1,050,000		Rolls-Royce plc	3.375	06/18/26	1,459
	$5,625,000		Target Corp	3.625	04/15/46	5,093
	22,300,000		Walmart, Inc	3.700	06/26/28	22,315
	6,150,000		Walmart, Inc	3.950	06/28/38	6,133
			TOTAL RETAILING			76,404

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	15,640,000		Intel Corp	2.875	05/11/24	15,183
	4,800,000		Intel Corp	2.600	05/19/26	4,478
	2,500,000		Intel Corp	3.734	12/08/47	2,325
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,340
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	3,104
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			28,430

SOFTWARE & SERVICES - 0.8%
	4,175,000		Activision Blizzard, Inc	2.300	09/15/21	4,051
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,135
	5,200,000		Baidu, Inc	2.875	07/06/22	5,005
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$11,348,000		Fidelity National Information Services, Inc	3.625%	10/15/20	$11,409
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	193
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	432
	$1,950,000		IHS Markit Ltd	4.125	08/01/23	1,946
	3,350,000		IHS Markit Ltd	4.750	08/01/28	3,358
	26,300,000		Microsoft Corp	2.400	08/08/26	24,237
	3,750,000		Microsoft Corp	4.100	02/06/37	3,862
	5,850,000		Microsoft Corp	3.700	08/08/46	5,606
	1,475,000		NCR Corp	4.625	02/15/21	1,460
	525,000		NCR Corp	5.875	12/15/21	530
	12,600,000		Oracle Corp	2.500	05/15/22	12,262
	14,375,000		Oracle Corp	2.650	07/15/26	13,333
	4,900,000		Oracle Corp	3.800	11/15/37	4,662
	6,300,000		Oracle Corp	4.000	11/15/47	5,970
	2,050,000	g,h	Refinitiv US Holdings	6.250	05/15/26	2,049
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,403
	5,425,000		Total System Services, Inc	4.450	06/01/28	5,424
			TOTAL SOFTWARE & SERVICES			112,327

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,426
	8,075,000		Apple, Inc	2.450	08/04/26	7,443
	31,025,000		Apple, Inc	3.200	05/11/27	29,977
EUR	750,000		Apple, Inc	1.375	05/24/29	881
	$4,525,000		Apple, Inc	4.650	02/23/46	4,881
	4,075,000		Broadcom Corp	3.875	01/15/27	3,843
	4,150,000		Broadcom Corp	3.500	01/15/28	3,769
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,052
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,620
	2,075,000		Corning, Inc	4.375	11/15/57	1,814
	13,175,000	g	Dell International LLC	4.420	06/15/21	13,370
	10,550,000	g	Dell International LLC	6.020	06/15/26	11,235
	3,150,000		L3 Technologies, Inc	3.850	06/15/23	3,157
	2,900,000		Motorola Solutions, Inc	4.600	02/23/28	2,834
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,047
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,662
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	475
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,123
	250,000		Xerox Corp	3.625	03/15/23	238
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			122,847

TELECOMMUNICATION SERVICES - 1.3%
EUR	500,000	g	Altice Luxembourg S.A.	7.250	05/15/22	578
	$40,275,000		AT&T, Inc	3.400	05/15/25	38,327
EUR	500,000	g	AT&T, Inc	2.350	09/05/29	584
	$21,900,000	g	AT&T, Inc	4.300	02/15/30	21,046
	9,000,000		AT&T, Inc	4.500	05/15/35	8,398
	200,000		AT&T, Inc	4.300	12/15/42	173
	150,000		AT&T, Inc	4.800	06/15/44	138
	6,525,000	g	AT&T, Inc	5.150	11/15/46	6,229
	4,525,000		AT&T, Inc	4.500	03/09/48	3,942
	500,000	g	AT&T, Inc	5.300	08/15/58	476
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,344
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,368
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,950,000		France Telecom S.A.	5.375%	01/13/42	$4,320
	6,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	5,862
	698,865	o	Oi S.A.	10.000	07/27/25	720
	3,925,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	3,969
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,041
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,422
	3,150,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,747
	4,350,000		Verizon Communications, Inc	3.376	02/15/25	4,231
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	461
	$9,392,000	g	Verizon Communications, Inc	4.329	09/21/28	9,446
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	461
	$30,520,000		Verizon Communications, Inc	4.272	01/15/36	29,052
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	349
	$10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,111
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	2,998
EUR	500,000	g	Virgin Media Finance plc	4.500	01/15/25	594
	$8,700,000		Vodafone Group plc	4.375	05/30/28	8,567
			TOTAL TELECOMMUNICATION SERVICES			176,954

TRANSPORTATION - 0.7%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,369
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	71
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	212
	5,000,000		CSX Corp	3.250	06/01/27	4,736
	3,500,000		CSX Corp	3.800	03/01/28	3,448
	150,000		CSX Corp	4.100	03/15/44	141
	4,000,000		CSX Corp	3.800	11/01/46	3,611
	6,500,000		CSX Corp	4.300	03/01/48	6,352
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,134
	6,100,000		Delta Air Lines, Inc	3.800	04/19/23	5,975
	3,650,000	g	DP World Ltd	5.625	09/25/48	3,604
	100,000		FedEx Corp	3.875	08/01/42	89
	2,830,000		FedEx Corp	4.100	02/01/45	2,579
	7,425,000		FedEx Corp	4.050	02/15/48	6,646
	10,000,000		Kansas City Southern	2.350	05/15/20	9,807
	2,975,000		Kansas City Southern	4.700	05/01/48	2,955
	4,000,000		Norfolk Southern Corp	4.050	08/15/52	3,739
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	8,392
	3,500,000		Northrop Grumman Corp	4.030	10/15/47	3,276
	4,475,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	4,463
	9,200,000		Union Pacific Corp	4.500	09/10/48	9,348
			TOTAL TRANSPORTATION			92,947

UTILITIES - 2.7%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,569
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,562
	1,600,000		AES Corp	4.500	03/15/23	1,604
	1,775,000		AES Corp	4.875	05/15/23	1,791
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,241
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,039
	3,475,000		Alabama Power Co	4.150	08/15/44	3,370
	400,000		American Electric Power Co, Inc	3.200	11/13/27	375
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,572
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$2,375,000		American Water Capital Corp	4.000%	12/01/46	$2,219
	7,175,000		American Water Capital Corp	3.750	09/01/47	6,507
	5,500,000		Atmos Energy Corp	8.500	03/15/19	5,637
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,141
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	5,953
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,606
	6,225,000		Black Hills Corp	4.250	11/30/23	6,311
	1,575,000		Black Hills Corp	3.150	01/15/27	1,447
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	4,784
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,735
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,064
	2,850,000	g	Cerro del Aguila S.A.	4.125	08/16/27	2,636
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,536
	200,000		CMS Energy Corp	3.450	08/15/27	192
	200,000		Commonwealth Edison Co	2.950	08/15/27	187
	250,000		Commonwealth Edison Co	3.700	08/15/28	249
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	4,996
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	2,775
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,419
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,607
	5,750,000		DTE Electric Co	3.750	08/15/47	5,328
	200,000		DTE Energy Co	3.800	03/15/27	195
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,432
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,567
	8,675,000		Duke Energy Corp	2.650	09/01/26	7,839
	750,000		Duke Energy Corp	4.800	12/15/45	772
	6,389,824		Duke Energy Florida Project Finance LLC	1.196	03/01/20	6,292
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,835
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,467
	200,000		Emera US Finance LP	3.550	06/15/26	188
	4,450,000		Enel Chile S.A.	4.875	06/12/28	4,490
EUR	600,000		Engie S.A.	2.375	05/19/26	760
	$5,700,000		Entergy Corp	2.950	09/01/26	5,234
	5,850,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	5,687
	6,250,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	6,223
	2,675,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	2,673
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,363
	300,000		FirstEnergy Corp	3.900	07/15/27	292
	8,150,000		Fortis, Inc	3.055	10/04/26	7,474
	350,000		Georgia Power Co	3.250	03/30/27	326
EUR	500,000		Iberdrola International BV	1.125	04/21/26	575
	$3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,276
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,761
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,319
	6,125,000	g	Israel Electric Corp Ltd	4.250	08/14/28	5,809
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,026
	4,525,000	g	KazTransGas JSC	4.375	09/26/27	4,305
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,648
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,020
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	5,645
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	2,748
	800,000	g	Minejesa Capital BV	5.625	08/10/37	728
	3,335,000		Nevada Power Co	5.450	05/15/41	3,786
	13,375,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	12,861
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$7,100,000		NiSource Finance Corp	3.490%	05/15/27	$6,730
	200,000		NiSource Finance Corp	4.800	02/15/44	202
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,080
EUR	230,000		NTPC Ltd	2.750	02/01/27	265
	$6,150,000		Ohio Power Co	4.150	04/01/48	6,079
	7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,061
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,461
	750,000	g	Pacific Gas & Electric Co	4.650	08/01/28	754
	2,700,000		Pacific Gas & Electric Co	3.750	08/15/42	2,295
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	5,352
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,529
	4,600,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	4,307
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,078
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,019
	200,000		PPL Capital Funding, Inc	3.100	05/15/26	186
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,986
	3,825,000		Progress Energy, Inc	7.050	03/15/19	3,898
	9,725,000		PSEG Power LLC	3.850	06/01/23	9,687
	8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,004
	2,650,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,710
	300,000		San Diego Gas & Electric Co	2.500	05/15/26	275
	1,650,000		SASOL Financing USA LLC	6.500	09/27/28	1,671
	5,550,000		Sempra Energy	2.875	10/01/22	5,380
	250,000		Sierra Pacific Power Co	2.600	05/01/26	232
	200,000		South Carolina Electric & Gas Co	4.350	02/01/42	191
	1,900,000		Southern California Edison Co	4.125	03/01/48	1,813
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,761
	8,250,000		Southern Power Co	2.500	12/15/21	7,985
	7,825,000		Southern Power Co	4.150	12/01/25	7,704
	7,375,000		Southwest Gas Corp	3.700	04/01/28	7,214
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,623
	3,550,000		Virginia Electric & Power Co	2.950	11/15/26	3,331
	3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,176
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	3,931
	3,175,000		Xcel Energy, Inc	3.350	12/01/26	3,044
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	2,997
			TOTAL UTILITIES			355,079

			TOTAL CORPORATE BONDS			4,194,766
			(Cost $4,303,491)

GOVERNMENT BONDS - 46.2%

AGENCY SECURITIES - 2.1%
	7,202,332		AMAL Ltd	3.465	08/21/21	7,245
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,431
	4,000,000		Canal Barge Co, Inc	4.500	11/12/34	4,140
	42,307,665		CES MU2 LLC	1.994	05/13/27	39,931
	4,111,947		Export Lease Ten Co LLC	1.650	05/07/25	3,903
	250,000		Federal Home Loan Bank (FHLB)	1.125	07/14/21	238
	300,000		Federal National Mortgage Association (FNMA)	2.625	09/06/24	292
	12,313,579		Helios Leasing II LLC	2.668	03/18/25	12,089
	12,452,360		HNA LLC	2.291	06/30/27	11,891
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$12,890,000		Lutheran Medical Center	1.982%	02/20/30	$11,677
	8,335,000		Montefiore Medical Center	2.152	10/20/26	7,719
	3,490,120		MSN 41079 and 41084 Ltd	1.631	12/14/24	3,320
	7,565,528		Premier Aircraft Leasing	3.576	02/06/22	7,626
	5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,040
	7,240,000		PEFCO	1.450	08/15/19	7,156
	27,750,000		PEFCO	2.250	03/15/20	27,518
	35,000,000		PEFCO	4.300	12/15/21	36,275
	25,747,000		PEFCO	2.050	11/15/22	24,731
	31,704,115		Tagua Leasing LLC	1.900	07/12/24	30,554
	1,716,494		Union 12 Leasing LLC	2.164	02/17/24	1,670
	12,330,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	12,565
	7,552,921		Windermere Aviation LLC	2.351	05/27/26	7,290
	17,187,302		Zarapito Leasing LLC	2.628	11/12/26	16,723
			TOTAL AGENCY SECURITIES			282,024

FOREIGN GOVERNMENT BONDS - 5.5%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	3,818
	15,000,000		African Development Bank	1.375	12/17/18	14,970
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,338
	1,175,000		Argentina Republic Government International Bond	5.625	01/26/22	1,060
	2,000,000		Argentina Republic Government International Bond	5.875	01/11/28	1,584
AUD	1,700,000		Australia Government International Bond	5.750	05/15/21	1,344
	1,700,000		Australia Government International Bond	2.250	05/21/28	1,184
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,980
	2,000,000	g	Bermuda Government International Bond	4.854	02/06/24	2,081
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,281
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,745
BRL	4,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,126
	$3,300,000		Brazilian Government International Bond	5.625	02/21/47	2,919
EUR	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,211
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,927
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,812
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,837
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	494
	1,300,000	g	Canada Housing Trust No	2.550	12/15/23	1,001
	1,460,000		Canadian Government International Bond	0.500	02/01/19	1,126
	1,960,000		Canadian Government International Bond	1.750	08/01/20	1,505
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,069
	$8,800,000		Chile Government International Bond	3.240	02/06/28	8,430
	100,000		Colombia Government International Bond	7.375	03/18/19	102
	6,125,000		Colombia Government International Bond	2.625	03/15/23	5,825
	4,000,000		Colombia Government International Bond	5.000	06/15/45	3,990
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,069
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	19,620
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	15,521
CZK	21,500,000		Czech Republic Government International Bond	1.500	10/29/19	969
DOP	48,650,000	g	Dominican Republic International Bond	8.900	02/15/23	967
	$2,000,000	g	Dominican Republic International Bond	6.500	02/15/48	1,960
	2,275,000	g	Egypt Government International Bond	5.577	02/21/23	2,206
	3,950,000	g	Egypt Government International Bond	8.500	01/31/47	3,954
	10,000,000		European Investment Bank	2.500	04/15/21	9,884
	250,000		European Investment Bank	3.250	01/29/24	251
	3,500,000		European Investment Bank	4.875	02/15/36	4,204
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,575,000	g	Export Credit Bank of Turkey	4.250%	09/18/22	$3,106
	300,000	g	Export Credit Bank of Turkey	5.375	10/24/23	266
	15,000,000		Export Development Canada	2.000	11/30/20	14,695
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,967
	5,800,000	g	Export-Import Bank of India	3.875	02/01/28	5,396
EUR	2,762,000		France Republic Government Bond OAT	1.750	11/25/24	3,504
	3,100,000		French Republic Government Bond OAT	0.750	11/25/28	3,580
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,463
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,503
	$1,000,000	g	Ghana Government International Bond	8.627	06/16/49	998
	3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,429
	2,000,000	g	Guatemala Government International Bond	4.375	06/05/27	1,878
EUR	2,150,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	2,604
	3,600,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	4,075
	$2,595,000	g	Honduras Government International Bond	7.500	03/15/24	2,790
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,823
IDR	18,000,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,222
	12,500,000,000		Indonesia Treasury Bond	7.500	05/15/38	754
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	399
	900,000		Inter-American Development Bank	2.750	10/30/25	641
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	949
ILS	3,600,000	i	Israel Government International Bond	0.180	05/31/26	986
	$6,200,000		Israel Government International Bond	3.250	01/17/28	5,953
	4,375,000		Israel Government International Bond	4.125	01/17/48	4,169
ILS	3,100,000		Israel Government International Bond-Fixed	5.500	01/31/42	1,211
EUR	2,250,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	2,581
	1,250,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	1,395
	4,525,000		Italy Buoni Poliennali Del Tesoro	0.900	08/01/22	5,018
	4,525,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,651
	1,225,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,307
	$2,405,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	2,268
EUR	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	1,083
	$3,050,000		Jamaica Government International Bond	8.000	03/15/39	3,504
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	5,582
	2,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	1,952
	2,700,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,625
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	3,877
	6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	6,625
JPY	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,018
	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	930
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,223
	76,000,000		Japan Government Five Year Bond	0.100	06/20/23	674
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	3,887
	369,000,000		Japan Government Ten Year Bond	0.100	12/20/26	3,258
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	3,910
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	3,888
	300,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	3,470
	450,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	3,616
	114,000,000		Japan Government Thirty Year Bond	0.700	06/20/48	955
	530,000,000		Japan Government Twenty Year Bond	1.900	03/22/21	4,895
	93,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	823
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

JPY	445,000,000		Japan Government Two Year Bond		0.100%	02/15/19	$3,920
	280,000,000		Japan Government Two Year Bond		0.100	04/15/19	2,467
	$475,000	g	Jordan Government International Bond		7.375	10/10/47	446
	1,900,000	g	Kenya Government International Bond		7.250	02/28/28	1,847
	45,000,000		KFW		2.750	10/01/20	44,837
	18,750,000		KFW		2.625	01/25/22	18,505
EUR	1,025,000	g	Kingdom of Belgium Government International Bond		1.600	06/22/47	1,158
	$7,700,000	g	Kommunalbanken AS.		1.625	01/15/20	7,574
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,863
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,632
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	578
	$5,000,000	g	Kommuninvest I Sverige AB		2.000	11/12/19	4,952
	4,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.884	03/12/21	4,000
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,550
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,594
KRW	3,920,000,000		Korea Treasury Bond		2.000	03/10/21	3,533
	4,630,000,000		Korea Treasury Bond		1.375	09/10/21	4,092
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,522
	$5,750,000	g	Kuwait International Government Bond		2.750	03/20/22	5,615
	1,750,000		Lebanon Government International Bond		6.750	11/29/27	1,359
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	5,782
MXN	14,500,000		Mexican Bonos		8.000	12/07/23	782
	23,500,000		Mexican Bonos		5.750	03/05/26	1,108
	$4,797,000		Mexico Government International Bond		4.000	10/02/23	4,829
	5,100,000		Mexico Government International Bond		4.150	03/28/27	5,018
	6,650,000		Mexico Government International Bond		4.750	03/08/44	6,354
	525,000	g	Mongolia Government International Bond		5.625	05/01/23	509
	5,750,000	g	Morocco Government International Bond		5.500	12/11/42	6,015
	2,900,000	g	Municipality Finance plc		1.125	09/16/19	2,852
	3,075,000	g	Namibia Government International Bond		5.250	10/29/25	2,897
EUR	2,150,000	g	Netherlands Government International Bond		0.750	07/15/28	2,536
AUD	500,000		New South Wales Treasury Corp		4.000	05/20/26	390
NZD	700,000		New Zealand Government International Bond		4.500	04/15/27	537
	$3,050,000	g	Nigeria Government International Bond		6.500	11/28/27	2,933
	1,550,000	g	Nigeria Government International Bond		7.143	02/23/30	1,511
NOK	26,000,000	g	Norway Government International Bond		2.000	04/26/28	3,213
	$4,000,000		Panama Government International Bond		6.700	01/26/36	4,996
	3,000,000		Panama Government International Bond		4.500	05/15/47	3,005
	3,150,000	g	Paraguay Government International Bond		5.600	03/13/48	3,134
	4,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	3,935
	11,775,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	11,525
PEN	4,860,000	g	Peruvian Government International Bond		8.200	08/12/26	1,737
	$3,000,000		Peruvian Government International Bond		8.750	11/21/33	4,433
	1,450,000		Peruvian Government International Bond		5.625	11/18/50	1,721
	625,000	g	Petroamazonas EP		4.625	11/06/20	603
	1,700,000		Philippine Government International Bond		3.700	03/01/41	1,577
	3,000,000		Philippine Government International Bond		3.700	02/02/42	2,781
	6,150,000		Poland Government International Bond		5.000	03/23/22	6,467
PLN	6,600,000		Poland Government International Bond		4.000	10/25/23	1,911
	$15,000,000		Province of British Columbia Canada		2.000	10/23/22	14,328
CAD	2,350,000		Province of British Columbia Canada		2.550	06/18/27	1,760
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$20,750,000		Province of Manitoba Canada	1.750%	05/30/19	$20,601
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	9,828
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	22,690
	22,500,000		Province of Quebec Canada	3.500	07/29/20	22,696
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,254
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,161
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,750
AUD	1,680,000	g	Queensland Treasury Corp	3.500	08/21/30	1,230
EUR	850,000	g	Republic of Austria Government International Bond	0.750	02/20/28	993
PLN	1,350,000		Republic of Poland Government International Bond	2.500	01/25/23	367
	2,750,000		Republic of Poland Government International Bond	2.750	04/25/28	716
	$2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,327
	100,000		Republic of the Philippines	6.500	01/20/20	104
	5,040,000	g	Romanian Government International Bond	5.125	06/15/48	4,941
RUB	88,750,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,307
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,349
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,448
	4,000,000	g	Saudi Government International Bond	3.250	10/26/26	3,758
	14,775,000	g	Saudi Government International Bond	4.500	04/17/30	14,833
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,122
	$2,000,000	g	Senegal Government International Bond	6.250	05/23/33	1,862
	4,000,000	g	Senegal Government International Bond	6.750	03/13/48	3,570
SGD	2,020,000		Singapore Government International Bond	2.000	07/01/20	1,480
	4,250,000		Singapore Government International Bond	1.750	04/01/22	3,070
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,065
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	935
	15,100,000		South Africa Government International Bond	8.750	01/31/44	951
EUR	2,220,000		Spain Government International Bond	0.400	04/30/22	2,595
	1,100,000		Spain Government International Bond	0.350	07/30/23	1,266
	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,301
	1,070,000	g	Spain Government International Bond	1.400	07/30/28	1,229
	1,600,000	g	Spain Government International Bond	2.700	10/31/48	1,901
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	2,947
	1,250,000	g	Sri Lanka Government International Bond	5.750	04/18/23	1,217
	1,500,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,481
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	3,880
SEK	4,400,000		Sweden Government International Bond	2.250	06/01/32	572
THB	26,500,000		Thailand Government International Bond	1.875	06/17/22	809
	33,000,000		Thailand Government International Bond	2.000	12/17/22	1,009
	47,900,000		Thailand Government International Bond	3.400	06/17/36	1,508
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	385
	2,175,000		Treasury Corp of Victoria	3.000	10/20/28	1,567
	$7,000,000		Turkey Government International Bond	3.250	03/23/23	6,082
	2,600,000		Turkey Government International Bond	6.000	03/25/27	2,365
	5,650,000		Turkey Government International Bond	5.125	02/17/28	4,800
	2,950,000		Turkey Government International Bond	6.875	03/17/36	2,681
	6,300,000	g	Ukraine Government International Bond	7.375	09/25/32	5,466
GBP	2,375,000		United Kingdom Gilt	1.750	07/22/19	3,119
	2,365,000		United Kingdom Gilt	2.750	09/07/24	3,348
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,284
	1,000,000		United Kingdom Gilt	4.250	03/07/36	1,771
	900,000		United Kingdom Gilt	1.500	07/22/47	1,065
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

GBP	975,000		United Kingdom Gilt		1.750%	07/22/57	$1,243
UYU	20,760,000	g	Uruguay Government International Bond		9.875	06/20/22	619
	$2,352,945		Uruguay Government International Bond		4.375	10/27/27	2,394
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	571
	$6,750,000		Uruguay Government International Bond		5.100	06/18/50	6,885
			TOTAL FOREIGN GOVERNMENT BONDS				729,731

MORTGAGE BACKED - 16.9%
	33,055,052		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	33,106
	9,060,531		FHLMC		3.000	03/15/44	8,771
	25,095,747		FHLMC		3.500	09/15/44	24,877
	25,026,113	i	FHLMC	LIBOR 1 M + 9.920%	6.467	06/15/48	25,979
	21,000,000	i	FHLMC	LIBOR 1 M + 9.840%	6.403	10/15/48	20,999
	21,447		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	22
	7,576		FGLMC		7.000	05/01/23	8
	11,592,363		FGLMC		3.500	03/01/27	11,662
	23,287		FGLMC		8.000	01/01/31	25
	5,332		FGLMC		7.000	01/01/32	5
	605,710		FGLMC		4.500	07/01/33	630
	1,302,402		FGLMC		5.500	12/01/33	1,412
	746,270		FGLMC		5.500	12/01/33	813
	4,166,690		FGLMC		7.000	12/01/33	4,706
	1,312,022		FGLMC		4.500	10/01/34	1,361
	776,041		FGLMC		4.500	04/01/35	805
	1,304,134		FGLMC		7.000	05/01/35	1,462
	3,154,132		FGLMC		5.000	06/01/36	3,348
	1,307,365		FGLMC		5.000	07/01/39	1,388
	158,787		FGLMC		4.500	12/01/43	166
	101,030		FGLMC		4.500	02/01/44	106
	4,044,735		FGLMC		4.500	10/01/44	4,227
	1,583,017		FGLMC		4.500	11/01/44	1,654
	2,296,925		FGLMC		4.500	11/01/44	2,400
	869,174		FGLMC		4.500	12/01/44	902
	1,423,287		FGLMC		4.500	12/01/44	1,487
	7,689,291		FGLMC		3.500	04/01/45	7,603
	1,074,711		FGLMC		4.500	05/01/45	1,084
	62,444,786		FGLMC		3.500	10/01/45	61,727
	37,732,615		FGLMC		4.000	12/01/45	38,364
	94,101,594		FGLMC		3.500	08/01/46	93,149
	50,240,341		FGLMC		3.000	01/01/47	48,103
	101,059,720		FGLMC		3.000	02/01/47	96,791
	2,906,200		FGLMC		4.500	06/01/47	3,059
	6,075,449		FGLMC		4.000	09/01/47	6,222
	31,877,697		FGLMC		3.500	03/01/48	31,469
	40,822,686		FGLMC		4.000	03/01/48	41,481
	10,566,356	h	FGLMC		4.000	07/01/48	10,734
	31,527,888		FGLMC		4.500	08/01/48	32,892
	55,398		Federal National Mortgage Association (FNMA)		8.000	07/01/24	61
	12,347		FNMA		9.000	11/01/25	13
	20,621,602		FNMA		3.500	02/01/32	20,751
	6,749,817		FNMA		3.500	05/01/32	6,809
	17,512,495		FNMA		3.500	07/01/32	17,623
	749,350		FNMA		6.500	07/01/32	831
	66,379		FNMA		7.000	07/01/32	68
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$139,359	FNMA	7.000%	07/01/32	$144
10,329,349	FNMA	3.000	11/01/32	10,214
4,839,100	FNMA	3.500	06/01/33	4,867
640,389	FNMA	4.500	10/01/33	664
5,308,881	FNMA	5.500	03/01/34	5,738
4,528,481	FNMA	5.500	02/01/35	4,894
1,136,837	FNMA	4.500	05/01/35	1,180
7,270,428	FNMA	5.000	05/01/35	7,719
3,243,560	FNMA	5.000	10/01/35	3,445
2,739,154	FNMA	5.000	02/01/36	2,909
30,649	FNMA	6.500	03/01/37	34
1,685,419	FNMA	5.500	08/01/37	1,820
963,175	FNMA	6.000	09/01/37	1,066
657,644	FNMA	6.000	09/01/37	715
480,295	FNMA	6.500	09/01/37	532
1,045,687	FNMA	5.500	01/01/38	1,129
64,667	FNMA	6.500	02/01/38	71
2,566,639	FNMA	5.500	04/01/38	2,761
5,027,302	FNMA	5.500	11/01/38	5,381
3,951,046	FNMA	5.500	12/01/38	4,302
130,382	FNMA	4.500	04/01/39	136
2,463,521	FNMA	5.500	08/01/39	2,671
150,178	FNMA	4.500	02/01/40	155
1,143,105	FNMA	5.000	08/01/40	1,216
6,199,337	FNMA	5.000	09/01/40	6,596
403,859	FNMA	6.000	10/01/40	445
577,435	FNMA	4.500	11/01/40	599
1,040,505	FNMA	4.500	01/01/41	1,083
673,063	FNMA	4.500	02/01/41	696
9,003,553	FNMA	5.000	05/01/41	9,581
992,211	FNMA	4.500	06/01/41	1,028
999,250	FNMA	4.500	06/01/41	1,038
476,294	FNMA	5.000	06/01/41	504
2,947,193	FNMA	5.000	07/01/41	3,136
869,499	FNMA	5.000	08/01/41	925
1,059,307	FNMA	4.500	12/01/41	1,097
17,892,335	FNMA	5.500	12/01/41	19,751
1,070,853	FNMA	4.500	01/01/42	1,114
1,036,143	FNMA	4.500	03/01/42	1,073
942,829	FNMA	4.500	04/01/42	981
6,114,413	FNMA	4.500	04/01/42	6,363
1,027,074	FNMA	4.500	06/01/42	1,063
4,986,085	FNMA	4.500	06/01/42	5,183
864,273	FNMA	4.500	07/01/42	898
7,520,121	FNMA	4.500	06/01/44	7,812
7,321,967	FNMA	4.500	10/01/44	7,606
13,340,874	FNMA	4.500	11/01/44	13,857
3,896,613	FNMA	4.500	12/01/44	4,048
40,286,483	FNMA	3.000	02/25/45	39,565
8,609,901	FNMA	3.000	02/25/45	8,435
742,552	FNMA	3.500	03/01/45	734
521,446	FNMA	3.500	03/01/45	516
1,717,983	FNMA	4.500	03/01/45	1,784
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$11,762,215		FNMA	3.000%	03/25/45	$11,500
673,354		FNMA	4.500	04/01/45	706
31,019,688		FNMA	3.500	04/25/45	30,945
35,630,040		FNMA	3.500	04/25/45	35,495
16,050,806		FNMA	3.500	05/01/45	15,902
71,636,505		FNMA	3.000	12/25/45	69,249
22,557,891		FNMA	3.500	01/01/46	22,296
39,689,819		FNMA	4.000	01/01/46	40,370
19,995,873		FNMA	3.500	06/01/46	19,751
4,713,851		FNMA	3.500	08/01/46	4,659
7,793,178		FNMA	3.000	10/01/46	7,465
22,451,958		FNMA	3.500	10/01/46	22,168
46,861,242		FNMA	3.500	12/01/46	46,247
131,464,498		FNMA	3.500	01/01/47	129,720
12,862,908		FNMA	3.000	02/01/47	12,321
178,542		FNMA	3.500	08/01/47	176
7,426,219		FNMA	3.500	11/01/47	7,312
1,783,723		FNMA	3.500	12/01/47	1,756
16,841,632		FNMA	4.500	01/01/48	17,549
15,509,861		FNMA	4.500	02/01/48	16,163
135,720,346		FNMA	3.000	02/25/48	131,259
16,776,133		FNMA	4.000	03/01/48	17,046
66,639,510		FNMA	4.500	03/01/48	69,469
167,732,596		FNMA	4.000	04/01/48	169,454
12,138,691		FNMA	4.500	05/01/48	12,658
9,407,184	h	FNMA	4.500	05/01/48	9,810
24,292,482		FNMA	5.000	08/01/48	25,889
5,000,000	h	FNMA	3.000	11/25/48	5,002
8,000,000	h	FNMA	3.500	11/25/48	7,869
4,583		Government National Mortgage Association (GNMA)	8.000	06/15/24	5
18,936		GNMA	8.500	11/20/30	21
32,538		GNMA	8.500	12/20/30	37
14,151,653		GNMA	3.700	10/15/33	14,138
238,682		GNMA	6.000	10/20/36	261
276,359		GNMA	6.000	01/20/37	303
849,910		GNMA	6.000	02/20/37	928
606,359		GNMA	5.000	04/15/38	644
278,875		GNMA	6.000	08/20/38	304
523,869		GNMA	6.500	11/20/38	585
63,974		GNMA	4.500	02/20/39	68
233,179		GNMA	2.176	05/16/39	232
2,037,058		GNMA	5.000	06/15/39	2,171
1,285,368		GNMA	5.000	06/15/39	1,370
11,368,814		GNMA	3.700	08/15/40	11,356
90,393		GNMA	4.500	08/20/41	95
311,984		GNMA	4.500	09/20/41	329
70,562		GNMA	4.500	01/20/44	74
70,838		GNMA	4.500	02/20/44	75
136,219		GNMA	4.500	05/20/44	144
883,540		GNMA	4.500	05/20/44	933
999,167		GNMA	4.500	08/20/44	1,055
872,430		GNMA	4.500	09/20/44	910
378,998		GNMA	4.500	10/20/44	399
233,154		GNMA	4.500	11/20/44	243
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$618,072		GNMA	4.500%	12/20/44	$652
956,038		GNMA	4.500	02/20/45	1,009
1,173,560		GNMA	4.500	08/20/45	1,240
1,104,139		GNMA	4.500	08/20/45	1,160
1,085,131		GNMA	4.500	12/20/45	1,143
43,988,802		GNMA	3.000	12/20/47	42,635
102,423,029		GNMA	3.500	12/20/47	101,923
65,744,312		GNMA	3.000	01/20/48	63,719
97,754,038		GNMA	3.500	01/20/48	97,276
32,635,240		GNMA	4.000	07/20/48	33,213
3,000,000	h	GNMA	3.500	11/20/48	2,980
		TOTAL MORTGAGE BACKED			2,226,265

MUNICIPAL BONDS - 3.9%
28,410,000		California State University	3.899	11/01/47	26,799
2,975,000		Chicago Housing Authority	3.682	01/01/25	2,965
845,000		City & County of San Francisco CA	3.750	09/01/37	802
2,000,000		City & County of San Francisco CA	4.000	09/01/48	1,912
10,000,000		City of Dallas TX Waterworks & Sewer System Revenue	0.985	10/01/18	10,000
8,725,000		City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,594
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,752
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,623
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,264
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	3,970
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,007
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,561
20,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	19,658
5,815,000		Commonwealth Financing Authority	3.864	06/01/38	5,602
9,950,000		Commonwealth of Massachusetts	3.277	06/01/46	8,786
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,797
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,438
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,428
2,500,000		County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,476
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,294
2,250,000		County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,225
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,279
2,375,000		County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,344
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,323
3,750,000		County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,698
3,730,000		County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,468
3,900,000		County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,687
25,000,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	24,985
5,080,000		Illinois Finance Authority	3.944	08/15/47	4,823
1,895,000		Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,892
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125%	09/01/19	$5,189
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,240
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	953
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,378
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,441
3,000,000	Michigan Finance Authority	2.244	11/01/22	2,849
500,000	New Jersey Economic Development Authority	3.300	06/15/19	501
570,000	New Jersey Economic Development Authority	3.500	06/15/20	572
500,000	New Jersey Economic Development Authority	3.700	06/15/21	504
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,108
5,680,000	New York State Dormitory Authority	3.998	07/01/39	5,507
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,610
855,000	Oklahoma City Economic Development Trust	3.172	09/01/21	853
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,116
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	811
3,500,000	Palm Beach County Solid Waste Authority	2.083	10/01/21	3,402
4,720,000	Permanent University Fund	1.880	07/01/19	4,692
2,320,000	Permanent University Fund	2.258	07/01/20	2,293
2,160,000	Permanent University Fund	2.408	07/01/21	2,122
2,750,000	Permanent University Fund	2.508	07/01/22	2,688
2,855,000	Permanent University Fund	2.608	07/01/23	2,779
3,250,000	Permanent University Fund	2.708	07/01/24	3,151
2,335,000	Permanent University Fund	2.808	07/01/25	2,247
3,775,000	Permanent University Fund	2.908	07/01/26	3,606
4,000,000	Permanent University Fund	3.008	07/01/27	3,799
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	1,990
1,700,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,698
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,494
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	994
7,500,000	Port of Morrow OR	1.582	09/01/20	7,289
2,075,000	Port of Morrow OR	1.782	09/01/21	1,990
1,955,000	Public Finance Authority	4.269	07/01/40	1,916
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	942
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	933
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,154
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,631
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,451
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	630
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	807
11,360,000	San Jose Redevelopment Agency	3.375	08/01/34	10,522
13,060,000	State of California	4.600	04/01/38	13,548
3,060,000	State of Georgia	2.000	07/01/20	3,022
3,215,000	State of Georgia	2.150	07/01/21	3,143
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$3,465,000		State of Georgia	1.910%	02/01/23	$3,283
3,905,000		State of Georgia	2.750	07/01/25	3,731
4,100,000		State of Georgia	2.850	07/01/26	3,904
4,305,000		State of Georgia	2.950	07/01/27	4,120
4,520,000		State of Georgia	3.050	07/01/28	4,298
3,245,000		State of Georgia	3.150	07/01/29	3,099
7,500,000		State of Illinois	2.000	06/15/19	7,438
7,160,000		State of Illinois	5.463	02/01/20	7,309
12,500,000		State of Illinois	1.930	06/15/20	12,188
12,500,000		State of Illinois	2.250	06/15/21	12,064
12,500,000		State of Illinois	3.150	06/15/26	11,713
12,500,000		State of Illinois	3.250	06/15/27	11,646
25,185,000		State of Illinois	5.100	06/01/33	24,171
20,000,000		State of Michigan	1.579	11/01/20	19,424
13,000,000		State of Michigan	1.779	11/01/21	12,504
7,000,000		State of Michigan	1.966	11/01/22	6,676
9,900,000		State of Wisconsin	3.154	05/01/27	9,496
8,000,000		The Ohio State University	3.798	12/01/46	7,514
6,000,000		University of California	2.570	05/15/22	5,874
10,230,000		University of California	4.601	05/15/31	10,847
17,045,000		University of California	3.931	05/15/45	16,479
20,000,000		University of New Mexico	3.532	06/20/32	19,417
500,000		Utah Municipal Power Agency	1.630	07/01/19	495
835,000		Utah Municipal Power Agency	1.823	07/01/20	813
500,000		Utah Municipal Power Agency	2.023	07/01/21	481
1,750,000		Utah Municipal Power Agency	2.262	07/01/22	1,672
1,500,000		Utah Municipal Power Agency	2.512	07/01/23	1,427
2,160,000		Virginia Port Authority	4.228	07/01/36	2,109
390,000		Washington Convention & Sports Authority	3.969	10/01/30	389
		TOTAL MUNICIPAL BONDS			509,598

U.S. TREASURY SECURITIES - 17.8%
65,602,000		United States Treasury Bond	4.500	02/15/36	77,841
4,500,000		United States Treasury Bond	4.750	02/15/37	5,527
38,000,000		United States Treasury Bond	3.500	02/15/39	40,028
11,900,000		United States Treasury Bond	3.875	08/15/40	13,211
19,135,000		United States Treasury Bond	4.375	05/15/41	22,806
16,434,000		United States Treasury Bond	3.750	08/15/41	17,933
56,375,000		United States Treasury Bond	3.625	08/15/43	60,464
35,680,000		United States Treasury Bond	3.000	05/15/45	34,414
81,710,000		United States Treasury Bond	2.875	08/15/45	76,903
102,850,000		United States Treasury Bond	2.500	05/15/46	89,648
1,075,000		United States Treasury Bond	3.000	05/15/47	1,035
58,160,000		United States Treasury Bond	2.750	11/15/47	53,210
6,655,000		United States Treasury Bond	3.000	02/15/48	6,402
89,790,000		United States Treasury Bond	3.125	05/15/48	88,552
151,625,000		United States Treasury Bond	3.000	08/15/48	145,838
20,841,660	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	20,008
73,675,000		United States Treasury Note	0.750	10/31/18	73,597
1,365,000		United States Treasury Note	1.750	10/31/18	1,365
58,000,000		United States Treasury Note	1.250	11/15/18	57,939
55,325,000		United States Treasury Note	1.000	11/30/18	55,220
9,115,000		United States Treasury Note	1.250	12/31/18	9,093
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$10,950,000	United States Treasury Note	1.125%	01/31/19	$10,907
17,775,000	United States Treasury Note	1.000	03/15/19	17,664
1,195,000	United States Treasury Note	0.875	04/15/19	1,185
5,400,000	United States Treasury Note	1.250	04/30/19	5,363
43,115,000	United States Treasury Note	1.250	05/31/19	42,763
30,000,000	United States Treasury Note	1.250	06/30/19	29,715
61,725,000	United States Treasury Note	1.375	07/31/19	61,115
48,700,000	United States Treasury Note	1.250	08/31/19	48,095
1,680,000	United States Treasury Note	1.500	10/31/19	1,659
5,000,000	United States Treasury Note	2.000	01/31/20	4,953
2,250,000	United States Treasury Note	1.375	02/15/20	2,209
25,000,000	United States Treasury Note	2.250	02/29/20	24,828
4,790,000	United States Treasury Note	1.625	03/15/20	4,714
5,340,000	United States Treasury Note	2.250	03/31/20	5,300
51,445,000	United States Treasury Note	2.375	04/30/20	51,125
3,000,000	United States Treasury Note	1.500	05/15/20	2,939
76,920,000	United States Treasury Note	2.500	05/31/20	76,556
21,800,000	United States Treasury Note	1.625	07/31/20	21,340
51,565,000	United States Treasury Note	2.125	08/31/20	50,898
12,310,000	United States Treasury Note	2.625	08/31/20	12,266
40,110,000	United States Treasury Note	1.375	09/15/20	39,016
2,500,000	United States Treasury Note	2.750	09/30/20	2,497
3,000,000	United States Treasury Note	1.750	12/31/20	2,929
825,000	United States Treasury Note	2.125	01/31/21	811
12,589,300	United States Treasury Note	1.125	02/28/21	12,083
12,720,000	United States Treasury Note	2.000	02/28/21	12,466
18,635,000	United States Treasury Note	1.375	04/30/21	17,949
3,240,000	United States Treasury Note	2.250	04/30/21	3,191
63,695,000	United States Treasury Note	2.625	05/15/21	63,302
1,040,000	United States Treasury Note	1.375	05/31/21	1,000
16,465,000	United States Treasury Note	2.000	05/31/21	16,100
67,305,000	United States Treasury Note	2.625	06/15/21	66,869
1,730,000	United States Treasury Note	2.125	06/30/21	1,696
11,825,000	United States Treasury Note	2.000	08/31/21	11,537
34,375,000	United States Treasury Note	2.750	09/15/21	34,246
1,710,000	United States Treasury Note	1.750	03/31/22	1,644
1,000,000	United States Treasury Note	1.875	03/31/22	966
5,725,000	United States Treasury Note	1.750	04/30/22	5,500
7,000,000	United States Treasury Note	2.000	07/31/22	6,767
30,000,000	United States Treasury Note	2.000	11/30/22	28,908
500,000	United States Treasury Note	1.750	01/31/23	476
27,530,000	United States Treasury Note	2.625	02/28/23	27,180
162,859,000	United States Treasury Note	2.750	04/30/23	161,536
184,742,000	United States Treasury Note	2.750	05/31/23	183,241
510,000	United States Treasury Note	1.375	06/30/23	475
500,000	United States Treasury Note	1.250	07/31/23	462
2,700,000	United States Treasury Note	2.750	08/31/23	2,677
22,000,000	United States Treasury Note	2.875	09/30/23	21,926
3,300,000	United States Treasury Note	2.125	02/29/24	3,161
2,500,000	United States Treasury Note	2.625	03/31/25	2,444
28,860,000	United States Treasury Note	2.875	05/31/25	28,627
28,665,000	United States Treasury Note	2.750	06/30/25	28,213
30,720,000	United States Treasury Note	2.750	08/31/25	30,217
41,150,000	United States Treasury Note	2.750	02/15/28	40,133
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$58,430,000		United States Treasury Note	2.875%	08/15/28	$57,544
		TOTAL U.S. TREASURY SECURITIES			2,344,417

		TOTAL GOVERNMENT BONDS			6,092,035
		(Cost $6,233,512)

STRUCTURED ASSETS - 19.6%

ASSET BACKED - 9.2%
11,450,000		Ally Auto Receivables Trust	2.100	03/15/22	11,251
		Series - 2017 2 (Class A4)
7,500,000		American Express Credit Account Master Trust	2.350	05/15/25	7,245
		Series - 2017 7 (Class A)
1,550,000		AmeriCredit Automobile Receivables Trust	2.400	01/08/21	1,547
		Series - 2015 2 (Class C)
2,079,015		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	2,070
		Series - 2016 3 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,843
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	5,469
		Series - 2017 1 (Class A3)
5,000,000		AmeriCredit Automobile Receivables Trust	1.900	03/18/22	4,938
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,403
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO Ltd	3.300	10/15/27	3,470
		Series - 2015 7A (Class B2R)
74,236	†,g,m	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
5,000,000	g,i	Aventura Mall Trust	3.867	12/05/32	5,067
		Series - 2013 AVM (Class E)
2,300,000	g,i	Aventura Mall Trust	3.867	12/05/32	2,331
		Series - 2013 AVM (Class B)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	11,696
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	31,017
		Series - 2017 2A (Class A)
3,850,000	g	BBCMS Trust	3.821	09/05/32	3,840
		Series - 2013 TYSN (Class C)
2,500,000	g	Bowman Park CLO Ltd	3.545	11/23/25	2,500
		Series - 2014 1A (Class B2R)
5,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	5,199
		Series - 2016 3 (Class A4)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	7,878
		Series - 2014 1A (Class A)
6,900,833	g	Capital Automotive REIT	3.870	04/15/47	6,818
		Series - 2017 1A (Class A1)
14,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	13,635
		Series - 2017 A3 (Class A3)
25,500,000		Capital One Multi-Asset Execution Trust	2.290	07/15/25	24,587
		Series - 2017 A6 (Class A6)
3,875,000		CarMax Auto Owner Trust	2.150	03/15/21	3,852
		Series - 2015 2 (Class B)
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$2,640,000		CarMax Auto Owner Trust		2.390%	03/15/21	$2,629
		Series - 2015 2 (Class C)
5,500,000		CarMax Auto Owner Trust		1.970	04/15/22	5,425
		Series - 2017 3 (Class A3)
4,850,000		CarMax Auto Owner Trust		2.250	09/15/22	4,747
		Series - 2017 2 (Class A4)
4,100,000		CarMax Auto Owner Trust		2.330	05/15/23	3,999
		Series - 2017 4 (Class A4)
2,052,152	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.296	07/25/36	2,020
		Series - 2006 CB6 (Class A1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	405
		Series - 2004 2 (Class 1M2)
446,991		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	455
		Series - 2002 1 (Class AF6)
8,750,000		CNH Equipment Trust		2.930	12/15/21	8,749
		Series - 2018 B (Class A2)
9,500,000		CNH Equipment Trust		2.170	04/17/23	9,225
		Series - 2017 B (Class A4)
39,990,000		CNH Equipment Trust		2.360	11/15/24	38,888
		Series - 2017 C (Class A4)
2,000,000		CNH Equipment Trust		3.300	04/15/25	1,999
		Series - 2018 A (Class A4)
3,865,455	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	3,845
		Series - 2016 BA (Class A3)
19,782,500	g	DB Master Finance LLC		3.980	02/20/45	19,785
		Series - 2015 1A (Class A2II)
20,976,488	g	DB Master Finance LLC		3.629	11/20/47	20,439
		Series - 2017 1A (Class A2I)
5,000,000		Discover Card Execution Note Trust		2.390	07/15/24	4,871
		Series - 2017 A2 (Class A2)
2,443,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	2,462
		Series - 2015 1A (Class A2II)
64,350,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	62,152
		Series - 2017 1A (Class A2II)
13,615,875	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	13,530
		Series - 2018 1A (Class A2I)
5,000,000		Ford Credit Auto Lease Trust		1.880	04/15/20	4,986
		Series - 2017 A (Class A3)
18,000,000	g	Ford Credit Auto Owner Trust		2.150	07/15/26	17,790
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust		2.440	01/15/27	17,187
		Series - 2015 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust		2.310	08/15/27	3,426
		Series - 2016 1 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	15,961
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	11,689
		Series - 2017 1 (Class A)
27,050,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	25,938
		Series - 2017 2 (Class A)
20,500,000	g	Ford Credit Auto Owner Trust		3.190	07/15/31	19,988
		Series - 0 1 (Class A)
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$3,500,000		Ford Credit Floorplan Master Owner Trust		2.070%	05/15/22	$3,443
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust		2.390	08/15/22	4,928
		Series - 2015 5 (Class A)
7,000,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	6,761
		Series - 2017 3 (Class A)
2,250,000	g,i	FREMF Mortgage Trust		4.156	03/25/49	2,214
		Series - 2016 K53 (Class B)
7,500,000		GM Financial Automobile Leasing Trust		2.890	09/21/20	7,499
		Series - 2018 3 (Class A2A)
6,000,000	g	GM Financial Consumer Automobile Receivables Trust		2.130	03/16/23	5,836
		Series - 2017 3A (Class A4)
7,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	6,869
		Series - 2017 2 (Class A1)
3,500,000	g	GMF Floorplan Owner Revolving Trust		1.960	05/17/21	3,482
		Series - 2016 1 (Class A1)
2,950,000	g	GMF Floorplan Owner Revolving Trust		2.220	01/18/22	2,919
		Series - 2017 1 (Class A1)
822,083	g	HERO Funding Trust		3.280	09/20/48	805
		Series - 2017 2A (Class A1)
1,644,167	g	HERO Funding Trust		4.070	09/20/48	1,654
		Series - 2017 2A (Class A2)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,076
		Series - 2018 1A (Class A)
5,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	4,986
		Series - 2016 1A (Class A)
11,875,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	11,796
		Series - 2016 3A (Class A)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	9,991
		Series - 2018 3A (Class A)
7,700,040	g	Hilton Grand Vacations Trust		2.660	12/26/28	7,554
		Series - 2017 AA (Class A)
4,491,690	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	4,377
		Series - 2017 AA (Class B)
3,030,000	g,i	Hilton Grand Vacations Trust		4.000	02/25/32	3,025
		Series - 2018 AA (Class C)
7,100,000	g	Houston Galleria Mall Trust		3.087	03/05/37	6,811
		Series - 2015 HGLR (Class A1A2)
1,750,000	g	Hyundai Auto Lease Securitization Trust		2.120	02/16/21	1,736
		Series - 2017 C (Class A3)
3,750,000	g	Hyundai Auto Lease Securitization Trust		2.210	09/15/21	3,707
		Series - 2017 C (Class A4)
891,994	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	2.976	02/25/34	883
		Series - 2005 A (Class A3)
8,550,237	g	JG Wentworth XXII LLC		3.820	12/15/48	8,577
		Series - 2010 3A (Class A)
11,500,000		John Deere Owner Trust		2.110	07/15/24	11,243
		Series - 2017 B (Class A4)
11,500,000	g,h,i	Madison Park Funding Ltd	LIBOR 3 M + 1.750%	4.148	10/18/30	11,500
		Series - 2018 29A (Class B)
3,368,157	g	MVW Owner Trust		2.520	12/20/32	3,297
		Series - 2015 1A (Class A)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$9,232,066	g	MVW Owner Trust		2.420%	12/20/34	$8,931
		Series - 2017 1A (Class A)
4,842,650	g	MVW Owner Trust		3.450	01/21/36	4,826
		Series - 2018 1A (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	2,472
		Series - 2018 285M (Class C)
20,299,304	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	20,359
		Series - 2017 1A (Class A1)
2,428,614	g	Orange Lake Timeshare Trust		3.100	11/08/30	2,393
		Series - 2018 A (Class A)
2,000,000	g	Palisades Center Trust		3.357	04/13/33	1,965
		Series - 2016 PLSD (Class B)
14,500,000	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	14,470
		Series - 2018 1A (Class A2I)
5,000,000	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	4,949
		Series - 2018 1A (Class A2II)
2,325,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	2,306
		Series - 2018 NPL2 (Class A2)
3,501,967	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/27/33	3,498
		Series - 2018 NPL3 (Class A1)
3,250,000	g	Prudential plc		4.660	07/15/31	3,200
		Series - 2018 1A (Class B1)
3,500,000		PSNH Funding LLC		3.506	08/01/28	3,485
		Series - 2018 1 (Class A2)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,938
		Series - 2013 SMV (Class B)
17,822	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	3.096	08/25/33	17
		Series - 2003 2 (Class A)
4,102,950		Santander Drive Auto Receivables Trust		1.770	09/15/20	4,100
		Series - 2017 1 (Class A3)
2,416,620		Santander Drive Auto Receivables Trust		1.870	12/15/20	2,414
		Series - 2017 2 (Class A3)
5,000,000		Santander Drive Auto Receivables Trust		1.870	06/15/21	4,985
		Series - 2017 3 (Class A3)
352,471		Santander Drive Auto Receivables Trust		2.740	12/15/21	352
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	5,933
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	7,950
		Series - 2017 1 (Class D)
12,500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	12,335
		Series - 2017 A (Class A4)
2,639,199	g,i	Sierra Receivables Funding Co LLC		2.050	06/20/31	2,633
		Series - 2014 2A (Class A)
765,175	g	Sierra Receivables Funding Co LLC		2.400	06/20/31	764
		Series - 2014 2A (Class B)
2,385,727	g	Sierra Receivables Funding Co LLC		2.400	03/22/32	2,369
		Series - 2015 1A (Class A)
15,412,174	g	Sierra Receivables Funding Co LLC		2.910	03/20/34	15,215
		Series - 2017 1A (Class A)
500,343	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	489
		Series - 2017 1A (Class B)
3,010,258	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	2,965
		Series - 2015 3A (Class A)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$3,631,033	g	Sierra Timeshare Receivables Funding LLC	3.080%	09/20/32	$3,594
		Series - 2015 3A (Class B)
1,972,170	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	1,959
		Series - 2016 1A (Class A)
6,347,193	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	6,224
		Series - 2016 2A (Class A)
1,010,700	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	994
		Series - 2016 2A (Class B)
4,503,929	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	4,412
		Series - 2016 3A (Class A)
2,668,995	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	2,585
		Series - 2016 3A (Class B)
7,509,348	g	Sierra Timeshare Receivables Funding LLC	3.500	06/20/35	7,483
		Series - 2018 2A (Class A)
4,675,601	g	SLM Student Loan Trust	3.740	02/15/29	4,693
		Series - 2011 B (Class A2)
5,235,037	g	SMB Private Education Loan Trust	2.490	06/15/27	5,177
		Series - 2015 A (Class A2A)
8,023,336	g	SMB Private Education Loan Trust	2.750	07/15/27	7,947
		Series - 2015 C (Class A2A)
11,866,243	g	SMB Private Education Loan Trust	2.430	02/17/32	11,466
		Series - 2016 B (Class A2A)
16,020,000	g	SMB Private Education Loan Trust	2.880	09/15/34	15,653
		Series - 2017 A (Class A2A)
15,250,000	g	SMB Private Education Loan Trust	2.820	10/15/35	14,755
		Series - 2017 B (Class A2A)
10,000,000	g	SMB Private Education Loan Trust	3.500	02/15/36	9,934
		Series - 2018 A (Class A2A)
9,750,000	g	Sofi Professional Loan Program LLC	3.120	02/25/48	9,749
		Series - 2018 D (Class A1FX)
831,514	g	SoFi Professional Loan Program LLC	1.530	04/25/33	830
		Series - 2016 D (Class A2A)
16,220,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	15,728
		Series - 2016 D (Class A2B)
15,150,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	14,889
		Series - 2016 E (Class A2B)
2,793,042	g	SoFi Professional Loan Program LLC	2.760	12/26/36	2,748
		Series - 2016 A (Class A2)
953,446	g	SoFi Professional Loan Program LLC	1.550	03/26/40	946
		Series - 2017 A (Class A2A)
4,925,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	4,765
		Series - 2017 A (Class A2B)
8,175,610	g	SoFi Professional Loan Program LLC	1.830	05/25/40	8,125
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC	2.740	05/25/40	12,813
		Series - 2017 B (Class A2FX)
4,000,000	g	SoFi Professional Loan Program LLC	2.630	07/25/40	3,874
		Series - 2017 C (Class A2B)
10,556,000	g	SoFi Professional Loan Program LLC	2.720	11/26/40	10,194
		Series - 2017 E (Class A2B)
13,500,000	g	SoFi Professional Loan Program LLC	2.840	01/25/41	13,089
		Series - 2017 F (Class A2FX)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$21,000,000	g	SoFi Professional Loan Program LLC		2.950%	02/25/42	$20,432
		Series - 2018 A (Class A2B)
3,482,982	g	SolarCity LMC		4.590	04/20/44	3,487
		Series - 2014 1 (Class A)
31,066,051	g	SpringCastle America Funding LLC		3.050	04/25/29	30,929
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,952
		Series - 2016 AA (Class B)
14,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	13,571
		Series - 2017 2 (Class A)
13,051,250	g	Taco Bell Funding LLC		3.832	05/25/46	13,051
		Series - 2016 1A (Class A2I)
10,279,956	g	TLF National Tax Lien Trust		3.090	12/15/29	10,253
		Series - 2017 1A (Class A)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,243
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	1,971
		Series - 2017 C4 (Class ASB)
23,465,000	g	Verizon Owner Trust		2.060	09/20/21	23,252
		Series - 2017 1A (Class A)
21,500,000	g	Verizon Owner Trust		1.920	12/20/21	21,220
		Series - 2017 2A (Class A)
6,951,606	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	6,869
		Series - 2017 NPL9 (Class A1)
1,344,460	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	1,340
		Series - 2018 NPL1 (Class A1)
1,890,000	g	Vornado DP LLC		5.280	09/13/28	1,966
		Series - 2010 VNO (Class C)
4,250,000	g,h,i	Voya CLO Ltd	LIBOR 3 M + 1.650%	4.110	10/15/31	4,244
		Series - 2018 3A (Class B)
381,074	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	373
		Series - 2006 N1 (Class N1)
213,063	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.576	05/25/35	213
		Series - 2005 SD1 (Class A)
38,707,500	g	Wendys Funding LLC		3.573	03/15/48	37,244
		Series - 2018 1A (Class A2I)
4,962,500	g	Wendys Funding LLC		3.884	03/15/48	4,763
		Series - 2018 1A (Class A2II)
3,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	2,892
		Series - 2016 A (Class A)
3,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	2,941
		Series - 2017 A (Class A4)
9,000,000		World Omni Auto Receivables Trust		2.250	10/16/23	8,745
		Series - 2017 B (Class A4)
5,932,000		World Omni Automobile Lease Securitization Trust		1.610	01/15/22	5,902
		Series - 2016 A (Class A4)
2,500,000	g,i	Worldwide Plaza Trust		3.715	11/10/36	2,260
		Series - 2017 WWP (Class E)
5,500,000	g,i	Worldwide Plaza Trust		3.715	11/10/36	5,309
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED				1,216,576

362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

OTHER MORTGAGE BACKED - 10.4%
$25,000,000	g,i	20 TSQ GROUNDCO LLC	3.203%	05/15/35	$23,565
		Series - 2018 20TS (Class E)
198,799	g,i	Banc of America Commercial Mortgage Trust	5.928	02/10/51	202
		Series - 2007 4 (Class E)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.038	02/10/51	749
		Series - 2007 5 (Class B)
3,589,971	i	Banc of America Commercial Mortgage Trust	6.235	02/10/51	3,676
		Series - 2007 5 (Class AJ)
15,000,000		BANK	3.419	05/15/50	14,799
		Series - 2017 BNK4 (Class ASB)
5,500,000		BANK	3.314	11/15/50	5,369
		Series - 2017 BNK8 (Class ASB)
3,000,000		BANK	4.481	09/15/60	3,089
		Series - 2018 BN14 (Class AS)
15,000,000		BBCMS Mortgage Trust	3.488	02/15/50	14,866
		Series - 2017 C1 (Class ASB)
1,500,000	g,i	BBCMS Trust	4.409	08/05/38	1,295
		Series - 2018 CHRS (Class E)
5,000,000	g	BWAY Mortgage Trust	2.917	01/10/35	4,803
		Series - 2015 1740 (Class A)
2,500,000	g	BWAY Mortgage Trust	3.342	01/10/35	2,395
		Series - 2015 1740 (Class C)
7,698,000		CCUBS Commercial Mortgage Trust	3.462	11/15/50	7,584
		Series - 2017 C1 (Class ASB)
5,167,000		CD Mortgage Trust	2.622	08/10/49	4,927
		Series - 2016 CD1 (Class ASB)
12,500,000		CD Mortgage Trust	2.926	08/10/49	11,607
		Series - 2016 CD1 (Class AM)
5,000,000		CD Mortgage Trust	3.220	08/15/50	4,872
		Series - 2017 CD5 (Class AAB)
971,251		CFCRE Commercial Mortgage Trust	3.121	05/10/58	938
		Series - 2016 C4 (Class AHR)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	7,985
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	8,973
		Series - 2015 SMRT (Class D)
5,300,000		CGMS Commercial Mortgage Trust	3.243	08/15/50	5,148
		Series - 2017 B1 (Class AAB)
3,514,102	i	CHL Mortgage Pass-Through Trust	3.609	02/20/35	3,548
		Series - 2004 HYB9 (Class 1A1)
1,990,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	2,035
		Series - 2014 2014-GC19 (Class A4)
2,754,202		Citigroup Commercial Mortgage Trust	1.506	05/10/49	2,704
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,326
		Series - 2016 C1 (Class AAB)
5,000,000		Citigroup Commercial Mortgage Trust	3.268	09/15/50	4,880
		Series - 2017 P8 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust	3.764	10/12/50	6,620
		Series - 2017 C4 (Class AS)
6,977,914	i	COBALT CMBS Commercial Mortgage Trust	6.015	05/15/46	7,101
		Series - 2007 C3 (Class AJ)
5,000,000	g	COMM Mortgage Trust	3.244	10/10/29	4,862
		Series - 2017 PANW (Class A)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$6,545,000	g	COMM Mortgage Trust		4.353%	08/10/30	$6,782
		Series - 2013 300P (Class A1)
4,000,000	g	COMM Mortgage Trust		3.397	03/10/46	3,910
		Series - 2013 CR6 (Class B)
4,325,000	g,i	COMM Mortgage Trust		4.972	08/10/46	4,481
		Series - 2013 CR10 (Class B)
5,000,000		COMM Mortgage Trust		3.691	03/10/47	5,022
		Series - 2014 UBS2 (Class A4)
1,100,000		COMM Mortgage Trust		4.199	03/10/47	1,112
		Series - 2014 UBS2 (Class AM)
4,220,000		COMM Mortgage Trust		3.828	07/15/47	4,274
		Series - 2014 CR18 (Class A5)
1,843,000	i	COMM Mortgage Trust		4.889	07/15/47	1,838
		Series - 2014 CR18 (Class C)
14,048,817		COMM Mortgage Trust		3.917	10/10/47	14,271
		Series - 2014 LC17 (Class A5)
1,185,000	i	COMM Mortgage Trust		4.490	10/10/47	1,198
		Series - 2014 LC17 (Class B)
316,913		COMM Mortgage Trust		1.399	02/10/48	314
		Series - 2015 LC19 (Class A1)
16,702,470		COMM Mortgage Trust		3.183	02/10/48	16,315
		Series - 2015 LC19 (Class A4)
8,150,000		COMM Mortgage Trust		3.801	05/10/48	8,122
		Series - 2015 CR23 (Class AM)
2,000,000	i	COMM Mortgage Trust		4.183	05/10/48	2,015
		Series - 2015 CR23 (Class B)
14,500,000		COMM Mortgage Trust		3.421	07/10/48	14,476
		Series - 2015 LC21 (Class ASB)
3,559,000		COMM Mortgage Trust		3.696	08/10/48	3,570
		Series - 2015 CR24 (Class A5)
3,685,000	i	COMM Mortgage Trust		4.526	08/10/48	3,748
		Series - 2015 CR24 (Class B)
1,755,872		COMM Mortgage Trust		1.667	07/10/50	1,748
		Series - 2015 PC1 (Class A1)
1,000,000		COMM Mortgage Trust		3.961	05/10/51	1,009
		Series - 2018 COR3 (Class A2)
9,671,000		COMM Mortgage Trust		4.228	05/10/51	9,941
		Series - 2018 COR3 (Class A3)
7,977,740	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.216	07/25/24	8,553
		Series - 2014 C03 (Class 1M2)
1,815,916	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.366	09/25/28	1,823
		Series - 2016 C02 (Class 1M1)
3,501,911	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.566	01/25/29	3,512
		Series - 2016 C05 (Class 2M1)
20,468,318	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.666	01/25/29	20,609
		Series - 2016 C04 (Class 1M1)
12,022,718	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.516	04/25/29	12,125
		Series - 2016 C06 (Class 1M1)
8,891,038	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	8,952
		Series - 2017 C01 (Class 1M1)
18,167,825	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.166	10/25/29	18,280
		Series - 2017 C03 (Class 1M1)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$9,922,742	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.066%	11/25/29	$9,957
		Series - 2017 C04 (Class 2M1)
70,806	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	02/25/30	71
		Series - 2017 C06 (Class 1M1)
60,389,537	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.816	07/25/30	60,471
		Series - 2018 C01 (Class 1M1)
15,170,319	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.896	10/25/30	15,197
		Series - 2018 C03 (Class 1M1)
4,345,507	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	12/25/30	4,352
		Series - 2018 C04 (Class 2M1)
9,070,828	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	2.936	01/25/31	9,087
		Series - 2018 C05 (Class 1M1)
6,144,500	g,i	Credit Suisse Commercial Mortgage Trust		5.751	01/15/49	6,330
		Series - 2007 C2 (Class B)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	6,027
		Series - 2007 C2 (Class C)
11,500,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	11,718
		Series - 2006 OMA (Class D)
4,000,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	3,963
		Series - 2016 C7 (Class ASB)
14,580,000		CSAIL Commercial Mortgage Trust		3.186	06/15/50	14,197
		Series - 2017 C8 (Class ASB)
2,934,778		CSAIL Commercial Mortgage Trust		1.454	06/15/57	2,923
		Series - 2015 C2 (Class A1)
7,400,000	g,i	CSMC Trust		3.854	11/10/32	7,280
		Series - 2017 CALI (Class B)
11,000,000		DBJPM Mortgage Trust		2.756	08/10/49	10,578
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	9,703
		Series - 2017 C6 (Class ASB)
11,000,000	g	DBUBS Mortgage Trust		3.452	10/10/34	10,866
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.648	10/10/34	15,199
		Series - 2017 BRBK (Class B)
5,011,090	g	DBUBS Mortgage Trust		4.452	05/10/44	5,083
		Series - 2011 LC3A (Class PM1)
23,998,177	g	DBUBS Mortgage Trust		4.537	07/10/44	24,624
		Series - 2011 LC2A (Class A4)
3,000,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,100
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.718	07/10/44	5,219
		Series - 2011 LC2A (Class C)
9,800,000	g,i	DBUBS Mortgage Trust		5.516	08/10/44	10,193
		Series - 2011 LC3A (Class AM)
2,084,000	g,i	DBUBS Mortgage Trust		5.516	08/10/44	2,152
		Series - 2011 LC3A (Class B)
5,525,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	5,782
		Series - 2011 LC1A (Class C)
8,099,144	g,i	Flagstar Mortgage Trust		3.500	03/25/47	7,954
		Series - 2017 1 (Class 1A5)
19,028,485	g,i	Flagstar Mortgage Trust		4.000	05/25/48	18,931
		Series - 2018 3INV (Class A3)
4,285,000	g,i	Flagstar Mortgage Trust		4.000	09/25/48	4,225
		Series - 2018 5 (Class A11)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$4,792,436	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates		5.401%	12/13/28	$4,981
		Series - 2006 4TS (Class A)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,659
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,004
		Series - 2014 GRCE (Class A)
6,000,000	g	GRACE Mortgage Trust		3.520	06/10/28	5,994
		Series - 2014 GRCE (Class B)
2,764,990	i	Greenwich Capital Commercial Funding Corp		5.928	07/10/38	2,764
		Series - 2006 GG7 (Class AM)
15,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	15,996
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,315
		Series - 2012 BWTR (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II		5.354	12/10/43	6,083
		Series - 2010 C2 (Class B)
7,500,000		GS Mortgage Securities Corp II		3.382	05/10/50	7,378
		Series - 2015 GC30 (Class A4)
10,000,000		GS Mortgage Securities Trust		3.396	02/10/48	9,863
		Series - 2015 GC28 (Class A5)
8,455,000		GS Mortgage Securities Trust		3.506	10/10/48	8,363
		Series - 2015 GC34 (Class A4)
10,000,000		GS Mortgage Securities Trust		2.777	10/10/49	9,672
		Series - 2016 GS3 (Class AAB)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	11,719
		Series - 2017 GS6 (Class AAB)
4,221,539	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.788	08/19/45	4,209
		Series - 2005 11 (Class 2A1A)
3,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,796
		Series - 2016 10HY (Class A)
7,250,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	6,672
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,326
		Series - 2016 10HY (Class B)
756,590	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.876	03/25/35	741
		Series - 2004 11 (Class 2A1)
1,500,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		5.023	08/05/32	1,528
		Series - 2010 CNTR (Class B)
25,674,997	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	26,331
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	11,207
		Series - 2011 C3 (Class C)
16,813,036	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.388	07/15/46	17,180
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.801	07/15/46	15,435
		Series - 2011 C4 (Class B)
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.583%	07/15/46	$6,713
		Series - 2011 C4 (Class C)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	6,735
		Series - 2016 JP2 (Class ASB)
24,995,928	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.376	06/25/37	24,525
		Series - 2007 CH5 (Class A1)
7,830,000	g,i	JP Morgan Mortgage Trust		4.000	09/25/40	7,730
		Series - 2018 9 (Class A13)
1,604,892	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	1,544
		Series - 0 3 (Class A19)
8,281,358	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	7,968
		Series - 0 6 (Class A13)
3,197,851	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	3,075
		Series - 0 1 (Class A13)
599,601	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	590
		Series - 2017 1 (Class A3)
1,999,631	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,943
		Series - 2017 2 (Class A13)
13,700,055	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	13,293
		Series - 2017 2 (Class A3)
1,013,499	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	998
		Series - 2017 3 (Class 1A5)
5,749,140	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	5,563
		Series - 2017 6 (Class A6)
7,076,070	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	6,962
		Series - 2018 6 (Class 1A3)
4,516,757	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	4,459
		Series - 2018 8 (Class A13)
8,500,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	8,577
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.997	08/15/47	5,020
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.599	09/15/47	2,047
		Series - 2014 C23 (Class B)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,497
		Series - 2015 C29 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	1,999
		Series - 2015 C29 (Class B)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.801	08/15/48	5,042
		Series - 2015 C31 (Class A3)
2,500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	2,522
		Series - 2015 C31 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.771	08/15/48	2,070
		Series - 2015 C31 (Class B)
5,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.377	10/15/48	4,874
		Series - 2015 C28 (Class C)
2,200,000		JPMCC Commercial Mortgage Securities Trust		3.241	09/15/50	2,147
		Series - 2017 JP7 (Class ASB)
6,148,000		JPMDB Commercial Mortgage Securities Trust		3.492	03/15/50	6,094
		Series - 2017 C5 (Class ASB)
12,404,000		JPMDB Commercial Mortgage Securities Trust		3.242	10/15/50	12,090
		Series - 2017 C7 (Class ASB)
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$344,363	g	LB-UBS Commercial Mortgage Trust	6.114%	07/15/40	$344
		Series - 2007 C6 (Class AMFL)
35,747	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	36
		Series - 2007 C6 (Class AM)
15,000,000	g	LCCM	3.357	07/12/50	14,745
		Series - 2017 LC26 (Class ASB)
1,854,872	g,i	Merrill Lynch Mortgage Trust	6.747	02/12/51	1,839
		Series - 2008 C1 (Class C)
2,791,688		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	2,745
		Series - 2013 C7 (Class AAB)
2,300,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.219	07/15/46	2,356
		Series - 2013 C10 (Class A4)
2,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.899	11/15/46	2,072
		Series - 2013 C13 (Class B)
1,076,944	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,071
		Series - 2014 C19 (Class LNC1)
1,292,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.741	08/15/47	1,303
		Series - 2014 C17 (Class A5)
4,278,588		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,282
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.605	02/15/48	1,576
		Series - 2015 C20 (Class AS)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,445
		Series - 2015 C21 (Class A4)
2,773,927		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	2,723
		Series - 2015 C21 (Class AS)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	2,933
		Series - 2015 C22 (Class AS)
5,000,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	4,956
		Series - 2013 WLSR (Class A)
2,550,000	g	Morgan Stanley Capital I Trust	4.012	09/09/32	2,558
		Series - 2014 150E (Class AS)
3,500,000	g	Morgan Stanley Capital I Trust	4.264	09/09/32	3,539
		Series - 2014 150E (Class B)
3,283,241	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,269
		Series - 2006 HQ10 (Class AJ)
3,450,000	g,i	Morgan Stanley Capital I Trust	5.599	09/15/47	3,540
		Series - 2011 C1 (Class D)
2,878,574	i	Morgan Stanley Capital I Trust	6.328	06/11/49	2,904
		Series - 2007 IQ15 (Class AJ)
5,588,560	i	Morgan Stanley Capital I Trust	6.358	12/12/49	4,231
		Series - 2007 IQ16 (Class AJ)
3,812,115	i	Morgan Stanley Capital I Trust	6.358	12/12/49	2,886
		Series - 2007 IQ16 (Class AJFX)
12,000,000		Morgan Stanley Capital I Trust	3.304	06/15/50	11,779
		Series - 2017 H1 (Class ASB)
9,000,000	g,i	MSDB Trust	3.427	07/11/39	8,662
		Series - 2017 712F (Class A)
1,010,617	g	Prima Capital CRE Securitization Ltd	2.550	08/24/49	1,007
		Series - 2015 4A (Class MR-A)
2,169,328	g,i	Sequoia Mortgage Trust	3.500	11/25/46	2,143
		Series - 2016 3 (Class A10)
368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$6,204,895	g,i	Sequoia Mortgage Trust		3.500%	02/25/47	$6,105
		Series - 2017 2 (Class A4)
10,769,494	g,i	Sequoia Mortgage Trust		3.500	04/25/47	10,654
		Series - 2017 3 (Class A4)
4,243,959	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,178
		Series - 2017 5 (Class A4)
8,578,479	g,i	Sequoia Mortgage Trust		3.500	05/25/48	8,451
		Series - 2018 5 (Class A4)
4,256,189	g,i	Sequoia Mortgage Trust		4.000	06/25/48	4,240
		Series - 2018 CH2 (Class A21)
6,253,813	g,i	Sequoia Mortgage Trust		4.000	07/25/48	6,278
		Series - 0 6 (Class A4)
2,592,138	g,i	Shellpoint Co-Originator Trust		3.500	11/21/46	2,551
		Series - 0 1 (Class 1A10)
2,946,631	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	09/25/24	3,035
		Series - 2014 HQ2 (Class M2)
12,238,315	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	4.166	05/25/25	12,561
		Series - 2015 HQ2 (Class M2)
949,165	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	10/25/28	958
		Series - 2016 DNA2 (Class M2)
1,117,527	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	3.016	03/25/29	1,118
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.516	03/25/29	2,776
		Series - 2016 DNA4 (Class M2)
9,197,759	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	07/25/29	9,278
		Series - 2017 DNA1 (Class M1)
14,988,294	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	10/25/29	15,154
		Series - 2017 DNA2 (Class M1)
2,027,769	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	2,033
		Series - 2017 HQA2 (Class M1)
40,221,335	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.966	03/25/30	40,377
		Series - 2017 DNA3 (Class M1)
4,972,448	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	4,970
		Series - 2018 SPI2 (Class M1)
8,500,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.168	08/25/48	8,529
		Series - 2018 SPI3 (Class M1)
2,685,000	g	VNDO Mortgage Trust		3.808	12/13/29	2,709
		Series - 2013 PENN (Class A)
2,833,942	g	VSE VOI Mortgage LLC		2.540	07/20/33	2,761
		Series - 2016 A (Class A)
2,173,420	g	VSE VOI Mortgage LLC		2.740	07/20/33	2,124
		Series - 2016 A (Class B)
7,464,658	g	VSE VOI Mortgage LLC		2.330	03/20/35	7,205
		Series - 2017 A (Class A)
369

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$3,967,354	i	Wachovia Bank Commercial Mortgage Trust		6.343%	05/15/46	$4,034
		Series - 2007 C34 (Class AJ)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	3,386
		Series - 2007 C34 (Class B)
2,595,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	2,651
		Series - 2007 C34 (Class C)
3,388,379	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	3,422
		Series - 2007 C32 (Class AJ)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	9,993
		Series - 2012 LC5 (Class AS)
1,000,000		Wells Fargo Commercial Mortgage Trust		3.148	05/15/48	974
		Series - 2015 NXS1 (Class A5)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.290	05/15/48	7,371
		Series - 2015 C28 (Class A3)
2,459,473		Wells Fargo Commercial Mortgage Trust		1.392	07/15/48	2,410
		Series - 2016 C35 (Class A1)
10,000,000		Wells Fargo Commercial Mortgage Trust		2.788	07/15/48	9,646
		Series - 2016 C35 (Class ASB)
650,667		Wells Fargo Commercial Mortgage Trust		1.321	08/15/49	633
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.514	08/15/49	14,281
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	14,476
		Series - 2016 LC24 (Class ASB)
8,389,000		Wells Fargo Commercial Mortgage Trust		2.827	11/15/49	8,085
		Series - 2016 NXS6 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.446	03/15/50	7,409
		Series - 2017 RB1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		3.261	07/15/50	14,661
		Series - 2017 C38 (Class ASB)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.212	09/15/50	9,722
		Series - 2017 C39 (Class ASB)
7,250,000		Wells Fargo Commercial Mortgage Trust		3.185	03/15/59	7,130
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust		3.749	03/15/59	5,914
		Series - 2016 C33 (Class AS)
500,000		Wells Fargo Commercial Mortgage Trust		2.933	11/15/59	484
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust		5.276	11/15/43	4,849
		Series - 2010 C1 (Class B)
787,091	g,i	WFCG Commercial Mortgage Trust	LIBOR 1 M + 1.122%	3.280	11/15/29	789
		Series - 2015 BXRP (Class A)
30,000,000	g,i	WFRBS Commercial Mortgage Trust		4.902	06/15/44	31,062
		Series - 2011 C4 (Class A4)
750,000		WFRBS Commercial Mortgage Trust		3.345	05/15/45	733
		Series - 2013 C13 (Class AS)
4,000,000	i	WFRBS Commercial Mortgage Trust		4.079	03/15/46	4,096
		Series - 2013 UBS1 (Class A4)
		TOTAL OTHER MORTGAGE BACKED				1,382,593

		TOTAL STRUCTURED ASSETS				2,599,169
		(Cost $2,656,892)

		TOTAL BONDS				12,885,970
		(Cost $13,193,895)
370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

						VALUE
SHARES			COMPANY			(000)

COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
	137,781		Oi S.A. (ADR)			$376
			TOTAL TELECOMMUNICATION SERVICES			376

			TOTAL COMMON STOCKS			376
			(Cost $1,544)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
	470,597	*	Federal Home Loan Mortgage Corp			2,508
	1,527,061	*	Federal National Mortgage Association			8,414
			TOTAL BANKS			10,922

			TOTAL PREFERRED STOCKS			10,922
			(Cost $49,942)

RIGHTS / WARRANTS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
	9,842	m	Oi S.A.			26
			TOTAL TELECOMMUNICATION SERVICES			26

			TOTAL RIGHTS / WARRANTS			26
			(Cost $109)

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.1%
	$14,793,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	14,793
			TOTAL GOVERNMENT AGENCY DEBT			14,793

TREASURY DEBT - 0.3%
NGN	550,000,000	j	Nigeria Treasury Bill	0.000	12/13/18	1,472
	$40,000,000		United States Treasury Bill	2.045	11/01/18	39,929
			TOTAL TREASURY DEBT			41,401

			TOTAL SHORT-TERM INVESTMENTS			56,194
			(Cost $56,210)

			TOTAL INVESTMENTS - 98.4%			12,994,996
			(Cost $13,343,176)
			OTHER ASSETS & LIABILITIES, NET - 1.6%			214,096
			NET ASSETS - 100.0%			$13,209,092
371

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czechoslovak Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rates
M	Month
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities was $2,396,112,000 or 18.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond

Cost amounts are in thousands.

372

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Forward foreign currency contracts outstanding as of September 30, 2018 were as follows (dollar amounts are in thousands) (See Note 3):

						Unrealized
Currency to be						appreciation
purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	(depreciation)
	$545	NZD	822	Bank of America	10/31/18	$ (0)^
					Total	$ (0)^
	$8,169	AUD	11,313	Citibank, N.A.	10/31/18	$ (10)
	$9,487	CAD	12,348	Citibank, N.A.	10/31/18	(80)
	$20,631	GBP	15,728	Citibank, N.A.	10/31/18	103
	$2,258	ILS	8,130	Citibank, N.A.	10/31/18	17
	$2,336	PLN	8,546	Citibank, N.A.	10/31/18	17
	$578	SEK	5,088	Citibank, N.A.	10/31/18	4
	$4,553	SGD	6,226	Citibank, N.A.	10/31/18	(5)
	$1,672	THB	54,053	Citibank, N.A.	10/31/18	(1)
EUR	3,506		$4,084	Citibank, N.A.	10/31/18	(4)
	$958	ZAR	13,651	Citibank, N.A.	10/31/18	(4)
					Total	$ 37
	$82,766	EUR	70,933	Morgan Stanley	10/31/18	$209
	$1,616	NOK	13,142	Morgan Stanley	10/31/18	(1)
EUR	807		$950	Morgan Stanley	10/31/18	(10)
					Total	$198
	$35,325	JPY	3,998,627	Toronto Dominion Bank	10/31/18	$ 54
					Total	$ 54
					Total	$289
^	Amount represents less than $1,000.

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Bilateral credit default swap contracts outstanding as of September 30, 2018 were as follows (values are in thousands) (See Note 3):

Purchased

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Value	Upfront receipts (payments)	Unrealized appreciation (depreciation)
CDX-EMS30V1-5 Year Index	1.000%	Credit event as specified in contract	Citibank, N.A.	12/20/23	$50,000	$2,085	$2,407	$(322)

(1) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

373

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

BONDS - 99.5%

GOVERNMENT BONDS - 99.5%

AGENCY SECURITIES - 0.7%
$16,280,000		Montefiore Medical Center	2.895%	04/20/32	$14,858
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,454
3,000,000		PEFCO	3.250	06/15/25	2,985
4,934,211		Reliance Industries Ltd	2.444	01/15/26	4,792
3,500,000		Ukraine Government AID Bonds	1.847	05/29/20	3,443
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,355
		TOTAL AGENCY SECURITIES			43,887

MORTGAGE BACKED - 0.2%
12,423,549		Government National Mortgage Association (GNMA)	3.650	02/15/32	12,382
3,356,277		GNMA	3.870	10/15/36	3,387
		TOTAL MORTGAGE BACKED			15,769

U.S. TREASURY SECURITIES - 98.6%
139,027,448	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	140,028
372,875,580	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	368,040
237,613,690	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	240,347
317,885,639	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	319,814
338,123,040	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	331,209
330,739,896	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	329,902
362,952,652	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	354,029
289,626,285	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	281,432
369,301,450	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	360,415
326,439,230	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	316,075
222,693,725	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	219,846
232,277,760	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	227,769
150,395,570	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	148,409
136,379,620	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	131,044
173,427,110	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	166,445
263,720,839	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	287,383
114,768,360	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	111,133
155,905,260	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	152,586
210,546,344	d,k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	226,540
134,570,240	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	126,913
209,171,625	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	199,756
120,214,406	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	133,967
118,988,100	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	113,720
209,949,075	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	201,551
213,396,234	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	228,487
110,663,342	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	137,348
60,236,400	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	59,290
138,386,304	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	159,063
374

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$184,090,765	k	United States Treasury Inflation Indexed Bonds	3.875%	04/15/29	$237,014
3,549,375	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	4,610
		TOTAL U.S. TREASURY SECURITIES			6,314,165

		TOTAL GOVERNMENT BONDS			6,373,821
		(Cost $6,346,983)

		TOTAL BONDS			6,373,821
		(Cost $6,346,983)

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.3%
16,150,000		Federal Home Loan Bank (FHLB)	2.000	10/01/18	16,150
		TOTAL GOVERNMENT AGENCY DEBT			16,150

		TOTAL SHORT-TERM INVESTMENTS			16,150
		(Cost $16,150)
		TOTAL INVESTMENTS - 99.8%			6,389,971
		(Cost $6,363,133)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			14,449
		NET ASSETS - 100.0%			$6,404,420

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(100)	12/19/18	$(11,993)	$(11,878)	$115
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$2,570,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.990%	03/03/23	$2,580
		TOTAL CAPITAL GOODS				2,580

ENERGY - 0.0%
3,898,672	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.240	11/08/22	3,908
		TOTAL ENERGY				3,908

MATERIALS - 0.0%
3,215,584	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.170	10/21/24	3,211
		TOTAL MATERIALS				3,211

MEDIA - 0.1%
11,197,137	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.250	04/30/25	11,211
		TOTAL MEDIA				11,211

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
8,509,043	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.410	07/05/23	8,572
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,572

UTILITIES - 0.1%
5,001,566	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.320	11/28/24	5,039
14,455,919	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.490	12/09/21	11,854
		TOTAL UTILITIES				16,893

		TOTAL BANK LOAN OBLIGATIONS				46,375
		(Cost $48,703)

BONDS - 39.3%

CORPORATE BONDS - 14.4%

AUTOMOBILES & COMPONENTS - 0.1%
1,955,000	e,g	Adient Global Holdings Ltd		4.875	08/15/26	1,738
12,000,000		Ford Motor Co		4.750	01/15/43	9,999
4,675,000		Magna International, Inc		3.625	06/15/24	4,623
		TOTAL AUTOMOBILES & COMPONENTS				16,360

BANKS - 3.3%
10,900,000		Bank of America Corp		2.151	11/09/20	10,667
21,500,000	e,g	Bank of Montreal		2.500	01/11/22	20,984
18,500,000	e	Bank of Nova Scotia		2.125	09/11/19	18,367
12,000,000	e,g	Bank of Nova Scotia		1.875	09/20/21	11,520
14,000,000		BB&T Corp		3.700	06/05/25	13,944
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,160,000	e,g	Canadian Imperial Bank of Commerce		3.150%	06/27/21	$3,150
15,000,000	i	Canadian Imperial Bank of Commerce	LIBOR 3 M + 0.660%	2.994	09/13/23	15,020
15,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.861	03/02/20	15,047
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,302
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	6,979
7,800,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.765	04/26/21	7,816
7,275,000		Cooperatieve Rabobank UA		2.750	01/10/22	7,079
15,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.811	01/10/23	14,964
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	4,673
9,400,000		Discover Bank		3.450	07/27/26	8,742
9,300,000		Discover Bank		4.650	09/13/28	9,317
5,000,000	e,g	DNB Boligkreditt AS.		2.000	05/28/20	4,895
10,000,000		First Niagara Financial Group, Inc		6.750	03/19/20	10,480
13,400,000		HSBC Holdings plc		3.033	11/22/23	12,939
11,500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	10,375
10,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	9,119
14,500,000		KeyCorp		4.100	04/30/28	14,416
11,250,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.015	07/26/23	11,326
4,644,000	i	Manufacturers & Traders Trust Co	LIBOR 1 M + 1.215%	3.457	12/28/20	4,648
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	2.961	12/01/21	9,055
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,530
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,288
18,775,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	17,646
12,250,000		People’s United Bank		4.000	07/15/24	12,099
24,878,000		People’s United Financial, Inc		3.650	12/06/22	24,660
8,245,000		PNC Bank NA		2.950	01/30/23	7,979
13,500,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.776	04/01/21	13,502
6,600,000	i	Regions Bank	LIBOR 3 M + 0.500%	2.838	08/13/21	6,605
10,000,000		Regions Financial Corp		2.750	08/14/22	9,642
8,450,000		Royal Bank of Canada		1.875	02/05/20	8,320
12,000,000		Royal Bank of Canada		2.100	10/14/20	11,741
17,785,000		SVB Financial Group		3.500	01/29/25	17,189
23,700,000		Toronto-Dominion Bank		1.850	09/11/20	23,161
7,800,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.260%	2.594	09/17/20	7,809
5,000,000	e	Toronto-Dominion Bank		1.800	07/13/21	4,807
12,000,000	g	Toronto-Dominion Bank		2.500	01/18/22	11,675
14,000,000		US Bancorp		2.950	07/15/22	13,706
12,019,000	g	Westpac Banking Corp		2.100	02/25/21	11,689
		TOTAL BANKS				463,872

CAPITAL GOODS - 0.6%
4,500,000	i	3M Co	LIBOR 3 M + 0.300%	2.519	02/14/24	4,491
18,000,000		Air Lease Corp		3.875	07/03/23	17,833
6,525,000		Air Lease Corp		4.250	09/15/24	6,491
1,975,000		Anixter, Inc		5.125	10/01/21	2,010
4,575,000		Anixter, Inc		5.500	03/01/23	4,724
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,232
4,800,000		CNH Industrial Capital LLC		4.200	01/15/24	4,775
4,000,000		Ingersoll-Rand Luxembourg Finance S.A.		3.550	11/01/24	3,906
3,250,000		Johnson Controls International plc		5.000	03/30/20	3,315
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	5,625
6,980,000		Pentair Finance S.A.		2.650	12/01/19	6,945
3,300,000		Rockwell Collins, Inc		3.100	11/15/21	3,243
6,125,000		Rockwell Collins, Inc		3.700	12/15/23	6,093
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$725,000		Trimble, Inc		4.150%	06/15/23	$725
6,050,000		Trimble, Inc		4.900	06/15/28	6,081
		TOTAL CAPITAL GOODS				82,489

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,730,000		Waste Management, Inc		4.600	03/01/21	2,800
3,475,000		Waste Management, Inc		3.900	03/01/35	3,392
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				6,192

CONSUMER SERVICES - 0.5%
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	9,660
1,250,000		McDonald’s Corp		5.000	02/01/19	1,259
7,550,000		Nature Conservancy		6.300	07/01/19	7,670
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	17,169
5,145,000		Salvation Army		5.637	09/01/26	5,550
20,000,000		Salvation Army		4.528	09/01/48	19,637
9,800,000		Starbucks Corp		2.450	06/15/26	8,821
		TOTAL CONSUMER SERVICES				69,766

DIVERSIFIED FINANCIALS - 1.2%
12,500,000	i	American Express Co	LIBOR 3 M + 0.750%	3.098	08/03/23	12,505
14,500,000		American Express Co		3.000	10/30/24	13,846
2,169,000		Discover Financial Services		3.850	11/21/22	2,144
5,103,000	g	EDP Finance BV		4.125	01/15/20	5,130
9,500,000	e,g	EDP Finance BV		5.250	01/14/21	9,755
11,625,000	g	EDP Finance BV		3.625	07/15/24	11,088
9,500,000		Ford Foundation		3.859	06/01/47	9,183
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,268
2,214,000	e	Northern Trust Corp		3.375	08/23/21	2,222
18,900,000	g	Pattern Energy Group, Inc		5.875	02/01/24	19,089
680,000		Reinvestment Fund, Inc		3.377	02/15/22	676
1,535,000		Reinvestment Fund, Inc		3.166	11/01/23	1,501
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	2,975
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	9,998
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,508
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	15,074
10,435,000		Reinvestment Fund, Inc		3.930	02/15/28	10,311
15,000,000		State Street Corp		2.653	05/15/23	14,523
9,000,000	i	Toyota Motor Credit Corp	LIBOR 3 M + 0.280%	2.617	04/13/21	9,012
11,075,000		Unilever Capital Corp		2.000	07/28/26	9,788
4,750,000	e	Unilever Capital Corp		3.500	03/22/28	4,654
		TOTAL DIVERSIFIED FINANCIALS				168,250

ENERGY - 1.3%
3,281,000		Apache Corp		3.250	04/15/22	3,229
14,500,000		Cenovus Energy, Inc		5.250	06/15/37	14,359
3,175,000		Cimarex Energy Co		3.900	05/15/27	3,030
7,550,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	7,387
7,499,485	g	Continental Wind LLC		6.000	02/28/33	7,672
8,450,000		EOG Resources, Inc		3.900	04/01/35	8,239
4,450,000		EOG Resources, Inc		5.100	01/15/36	4,933
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,095,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103%	10/01/20	$2,094
11,050,000	g	Greenko Dutch BV		4.875	07/24/22	10,498
15,000,000		Kinder Morgan, Inc		3.150	01/15/23	14,589
1,000,000		Marathon Oil Corp		2.700	06/01/20	987
17,292,000		National Oilwell Varco, Inc		3.950	12/01/42	14,978
3,290,000		Noble Energy, Inc		5.050	11/15/44	3,182
3,875,000		ONEOK, Inc		4.000	07/13/27	3,745
6,200,000		ONEOK, Inc		4.950	07/13/47	6,151
2,775,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.089	04/15/20	2,776
9,000,000		Phillips 66		4.650	11/15/34	9,118
9,500,000		Statoil ASA		3.150	01/23/22	9,456
4,500,000	e	Statoil ASA		2.650	01/15/24	4,308
5,932,000		Statoil ASA		3.950	05/15/43	5,770
20,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	18,600
5,000,000	g	Texas Eastern Transmission LP		4.125	12/01/20	5,049
8,700,000		Valero Energy Corp		4.350	06/01/28	8,759
10,050,000	g	Woodside Finance Ltd		3.700	03/15/28	9,423
		TOTAL ENERGY				178,332

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
7,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.351	06/06/22	7,542
2,750,000		Becton Dickinson & Co		3.363	06/06/24	2,656
4,500,000		Becton Dickinson & Co		4.685	12/15/44	4,430
15,000,000	g,i	Halfmoon Parent, Inc	LIBOR 3 M + 0.890%	3.224	07/15/23	15,001
5,500,000	g	Halfmoon Parent, Inc		4.800	08/15/38	5,491
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	8,879
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				43,999

INSURANCE - 0.4%
3,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.158	07/13/20	3,039
15,000,000		Prudential Financial, Inc		5.200	03/15/44	14,925
7,450,000		Prudential Financial, Inc		5.375	05/15/45	7,431
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	17,669
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	13,628
		TOTAL INSURANCE				56,692

MATERIALS - 0.8%
2,275,000		Ball Corp		5.000	03/15/22	2,342
8,930,000		Ball Corp		4.000	11/15/23	8,718
4,800,000	g	Commercial Metals Co		5.750	04/15/26	4,656
2,300,000		Eastman Chemical Co		5.500	11/15/19	2,362
20,000,000	e	Fibria Overseas Finance Ltd		5.500	01/17/27	19,824
1,350,000		International Flavors & Fragrances, Inc		3.400	09/25/20	1,352
4,475,000	e	International Flavors & Fragrances, Inc		5.000	09/26/48	4,475
7,500,000		International Paper Co		5.000	09/15/35	7,617
5,000,000		International Paper Co		6.000	11/15/41	5,546
4,600,000		International Paper Co		4.800	06/15/44	4,462
17,000,000	e,g	Inversiones CMPC S.A.		4.375	04/04/27	16,587
8,125,000	g	Klabin Finance S.A.		4.875	09/19/27	7,181
5,000,000		MeadWestvaco Corp		7.375	09/01/19	5,179
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,553
6,850,000	g	WestRock Co		3.000	09/15/24	6,474
7,450,000	g	WestRock Co		3.750	03/15/25	7,319
		TOTAL MATERIALS				106,647
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

MEDIA - 0.2%
$2,775,000	e,g	CCO Holdings LLC		4.000%	03/01/23	$2,656
3,125,000		Charter Communications Operating LLC		3.579	07/23/20	3,127
14,850,000		Charter Communications Operating LLC		4.464	07/23/22	15,096
3,625,000		Discovery Communications LLC		5.000	09/20/37	3,526
5,500,000		Time Warner Cable, Inc		4.500	09/15/42	4,688
		TOTAL MEDIA				29,093

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
5,000,000		Bristol-Myers Squibb Co		3.250	08/01/42	4,287
4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.693	05/14/21	4,026
8,650,000		GlaxoSmithKline Capital plc		3.625	05/15/25	8,632
3,300,000		Zoetis, Inc		3.450	11/13/20	3,314
7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	2.762	08/20/21	7,212
4,525,000		Zoetis, Inc		4.450	08/20/48	4,474
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				31,945

REAL ESTATE - 0.5%
8,500,000	e	Alexandria Real Estate Equities, Inc		4.000	01/15/24	8,519
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,962
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,061
8,775,000		Brixmor Operating Partnership LP		3.900	03/15/27	8,310
5,113,000		Digital Realty Trust LP		3.950	07/01/22	5,144
3,500,000	e	Federal Realty Investment Trust		2.750	06/01/23	3,342
3,225,000		Healthcare Realty Trust, Inc		3.625	01/15/28	2,999
11,075,000		Kilroy Realty LP		3.450	12/15/24	10,589
16,825,000		Mid-America Apartments LP		4.000	11/15/25	16,552
16,822,000		Regency Centers LP		3.750	06/15/24	16,431
		TOTAL REAL ESTATE				77,909

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
8,298,000		Apple, Inc		2.850	02/23/23	8,150
14,250,000		Apple, Inc		3.000	06/20/27	13,552
10,200,000		Corning, Inc		4.375	11/15/57	8,917
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				30,619

TELECOMMUNICATION SERVICES - 0.4%
3,400,000	e	CenturyLink, Inc		6.750	12/01/23	3,532
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.334	03/16/22	5,105
18,500,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.414	05/15/25	18,660
11,750,000		Verizon Communications, Inc		2.625	08/15/26	10,648
9,050,000		Verizon Communications, Inc		4.272	01/15/36	8,615
7,350,000		Verizon Communications, Inc		5.250	03/16/37	7,827
		TOTAL TELECOMMUNICATION SERVICES				54,387

TRANSPORTATION - 0.9%
6,775,000		CSX Corp		4.250	11/01/66	6,065
7,150,000		Delta Air Lines, Inc		3.625	03/15/22	7,061
2,001,384		Delta Air Lines, Inc		4.250	07/30/23	1,998
5,158,397		Delta Air Lines, Inc		3.625	07/30/27	5,106
4,000,000		Kansas City Southern		3.000	05/15/23	3,846
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$7,000,000	e	Kansas City Southern		4.300%	05/15/43	$6,564
15,925,000		Kansas City Southern		4.950	08/15/45	16,351
2,175,000	g	Mexico City Airport Trust		4.250	10/31/26	2,045
9,525,000	g	Mexico City Airport Trust		5.500	10/31/46	8,382
11,050,000	g	Mexico City Airport Trust		5.500	07/31/47	9,862
475,000		Norfolk Southern Corp		5.590	05/17/25	517
5,933,679		Spirit Airlines Pass Through Trust		3.800	02/15/26	5,738
9,811,991		Spirit Airlines Pass Through Trust		3.375	02/15/30	9,378
7,688,902		Spirit Airlines, Inc		4.100	04/01/28	7,660
13,000,000		Union Pacific Corp		4.375	09/10/38	13,204
4,812,205		Union Pacific Railroad Co		3.227	05/14/26	4,660
15,921,648		Union Pacific Railroad Co		2.695	05/12/27	14,737
1,360,000		United Parcel Service of America, Inc (Step Bond)		8.375	04/01/30	1,805
2,250,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.695	05/16/22	2,269
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.846	04/01/23	7,531
		TOTAL TRANSPORTATION				134,779

UTILITIES - 3.5%
2,000,000		Atmos Energy Corp		8.500	03/15/19	2,050
11,100,000		Avangrid, Inc		3.150	12/01/24	10,577
20,275,000		Avista Corp		4.350	06/01/48	20,233
700,000	g	Azure Power Energy Ltd		5.500	11/03/22	664
16,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	16,260
3,000,000	g,h	Clearway Energy Operating LLC		5.750	10/15/25	3,028
1,200,000		Connecticut Light & Power Co		5.500	02/01/19	1,211
2,000,000		Connecticut Light & Power Co		5.750	03/01/37	2,359
22,500,000	g	Electricite de France S.A.		3.625	10/13/25	21,757
6,150,000		Fortis, Inc		2.100	10/04/21	5,875
10,750,000		Fortis, Inc		3.055	10/04/26	9,859
13,750,000		Georgia Power Co		3.250	04/01/26	12,979
2,745,000		International Transmission Co		4.625	08/15/43	2,764
6,575,000		Interstate Power & Light Co		3.250	12/01/24	6,377
24,325,000	e,g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	24,146
4,000,000		MidAmerican Energy Co		3.100	05/01/27	3,809
9,250,000	g	Narragansett Electric Co		4.170	12/10/42	8,787
2,050,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	2,009
3,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	3,710
9,732,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	9,728
9,750,000	g	Niagara Mohawk Power Corp		4.119	11/28/42	9,428
1,500,000		Northwest Natural Gas Co		5.620	11/21/23	1,642
11,000,000		NorthWestern Corp		4.176	11/15/44	10,784
13,050,000		PSEG Power LLC		3.850	06/01/23	13,000
630,000		Public Service Co of Colorado		4.750	08/15/41	661
7,625,000		Public Service Co of Colorado		4.100	06/15/48	7,572
5,500,000		San Diego Gas & Electric Co		3.000	08/15/21	5,454
6,687,554		San Diego Gas & Electric Co		1.914	02/01/22	6,524
17,000,000		San Diego Gas & Electric Co		4.150	05/15/48	16,632
25,193,035	g	Solar Star Funding LLC		3.950	06/30/35	23,119
23,832,140	g	Solar Star Funding LLC		5.375	06/30/35	24,308
2,000,000		Southern California Edison Co		2.400	02/01/22	1,927
6,000,000		Southern California Edison Co		3.400	06/01/23	5,941
4,700,000		Southern California Edison Co		4.125	03/01/48	4,485
6,600,000		Southern Power Co		1.950	12/15/19	6,510
8,300,000		Southern Power Co		2.500	12/15/21	8,033
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$25,000,000		Southern Power Co		4.150%	12/01/25	$24,614
39,500,000	e,g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	37,350
12,400,000		Tampa Electric Co		4.300	06/15/48	12,303
23,077,387	g	Topaz Solar Farms LLC		4.875	09/30/39	22,536
12,681,019	g	Topaz Solar Farms LLC		5.750	09/30/39	13,208
5,000,000		Washington Gas Light Co		5.440	08/11/25	5,428
19,650,000		Westar Energy, Inc		2.550	07/01/26	17,994
16,525,000		WGL Holdings, Inc		2.250	11/01/19	16,293
20,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.550%	2.884	03/12/20	20,014
4,350,000		ZB NA		3.500	08/27/21	4,325
		TOTAL UTILITIES				488,267

		TOTAL CORPORATE BONDS				2,039,598
		(Cost $2,084,239)

GOVERNMENT BONDS - 21.0%

AGENCY SECURITIES - 4.0%
26,898,438		Abay Leasing LLC		2.654	11/09/26	26,242
5,000,000		Canal Barge Co, Inc		4.500	11/12/34	5,176
21,555,301		CES MU2 LLC		2.166	12/16/26	20,555
4,064,527		CES MU2 LLC		1.994	05/13/27	3,836
6,600,000		DY9 Leasing LLC		2.415	06/30/27	6,357
9,972,431		Ethiopian Leasing LLC		2.566	08/14/26	9,599
2,937,105		Export Lease Ten Co LLC		1.650	05/07/25	2,788
4,401,769		Export Leasing LLC		1.859	08/28/21	4,324
2,290,826	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	2,376
1,096,000	j	Government Trust Certificate		0.000	04/01/19	1,081
5,000,000	j	Government Trust Certificate		0.000	04/01/21	4,636
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	5,846
5,065,000	g	Hospital for Special Surgery		3.500	01/01/23	5,067
6,375,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	2.443	02/01/27	6,160
45,500,000		Iraq Government AID Bond		2.149	01/18/22	44,121
4,295,000		Lutheran Medical Center		1.982	02/20/30	3,891
6,375,000		Mexican Aircraft Finance V LLC		2.329	01/14/27	6,136
5,325,000		Montefiore Medical Center		2.152	10/20/26	4,932
3,225,000	g	Montefiore Medical Center		3.896	05/20/27	3,192
20,125,000		Montefiore Medical Center		2.895	04/20/32	18,367
20,900,000	†	NCUA Guaranteed Notes		3.000	06/12/19	20,961
7,000,000	†	NCUA Guaranteed Notes		3.450	06/12/21	7,089
16,040,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	15,361
5,540,000	j	Overseas Private Investment Corp (OPIC)		0.000	11/13/18	5,615
3,150,000	j	OPIC		0.000	09/30/19	3,165
4,363,082	j	OPIC		0.000	11/15/19	4,715
3,050,000	j	OPIC		0.000	01/26/21	3,053
12,226,000	j	OPIC		0.000	07/17/21	12,071
3,385,648		OPIC		2.290	09/15/26	3,269
1,780,388		OPIC		2.040	12/15/26	1,714
9,438,656		OPIC		2.740	09/15/29	9,079
11,616,807		OPIC		3.220	09/15/29	11,539
13,068,908		OPIC		3.280	09/15/29	13,015
2,421,331		OPIC		2.610	04/15/30	2,311
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,676,500		OPIC		2.930%	05/15/30	$3,590
6,075,900		OPIC		3.040	05/15/30	5,971
6,911,833		OPIC		3.540	06/15/30	6,994
17,917,908		OPIC		3.370	12/15/30	17,954
20,231,254		OPIC		3.820	12/20/32	20,553
13,052,422		OPIC		3.938	12/20/32	13,373
11,303,244		OPIC		3.160	06/01/33	10,924
10,851,115		OPIC		3.430	06/01/33	10,717
1,146,187		OPIC		2.810	07/31/33	1,082
1,833,898		OPIC		2.940	07/31/33	1,748
4,366,011		Penta Aircraft Leasing LLC		1.691	04/29/25	4,153
4,090,907	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.553	02/07/23	4,088
5,000,000		Private Export Funding Corp (PEFCO)		4.375	03/15/19	5,040
5,854,000		PEFCO		1.450	08/15/19	5,786
8,000,000		PEFCO		2.300	09/15/20	7,894
17,500,000		PEFCO		4.300	12/15/21	18,137
4,250,000		PEFCO		2.050	11/15/22	4,082
4,000,000		PEFCO		3.550	01/15/24	4,073
8,000,000		PEFCO		3.250	06/15/25	7,959
4,834,930		Safina Ltd		1.550	01/15/22	4,719
6,988,543		Sandalwood 2013 LLC		2.836	07/10/25	6,910
1,649,131		Tayarra Ltd		3.628	02/15/22	1,664
1,560,361		Tricahue Leasing LLC		3.503	11/19/21	1,571
15,300,000		Ukraine Government AID Bonds		1.847	05/29/20	15,049
23,945,000		Ukraine Government AID Bonds		1.471	09/29/21	22,916
8,152,175		Ulani MSN 37894		2.184	12/20/24	7,897
2,837,892		Union 16 Leasing LLC		1.863	01/22/25	2,720
7,110,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	7,245
750,000		US Department of Housing and Urban Development (HUD)		2.050	08/01/19	746
8,774,000		HUD		4.870	08/01/19	8,926
12,895,000		HUD		4.960	08/01/20	13,123
12,530,000		HUD		5.050	08/01/21	12,757
3,217,000		HUD		2.910	08/01/23	3,181
		TOTAL AGENCY SECURITIES				561,181

FOREIGN GOVERNMENT BONDS - 3.8%
13,550,000		African Development Bank		2.375	09/23/21	13,291
17,500,000		Asian Development Bank		2.125	03/19/25	16,432
14,000,000		Asian Development Bank		3.125	09/26/28	13,885
17,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	16,683
6,000,000	g	Caisse d’Amortissement de la Dette Sociale		2.000	04/17/20	5,912
5,261,251	g	Carpintero Finance Ltd		2.004	09/18/24	5,073
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,732
2,000,000		European Investment Bank		2.000	03/15/21	1,954
11,250,000	g	European Investment Bank		2.875	06/13/25	11,046
20,750,000		European Investment Bank		2.125	04/13/26	19,263
3,750,000	e	European Investment Bank		2.375	05/24/27	3,516
2,000,000		European Investment Bank		4.875	02/15/36	2,402
15,775,000		Export Development Canada		1.250	12/10/18	15,733
9,000,000		Export Development Canada		1.625	12/03/19	8,877
15,000,000	e	Export Development Canada		2.000	11/30/20	14,695
12,000,000		Export Development Canada		1.375	10/21/21	11,407
15,000,000	g	Finnvera Oyj		2.375	06/04/25	14,071
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$6,082,000		Hydro Quebec		8.400%	01/15/22	$6,960
20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.349	01/15/22	19,987
27,900,000	g	International Development Association		2.750	04/24/23	27,489
19,250,000		International Finance Corp		1.750	03/30/20	18,932
46,500,000		International Finance Corp		1.546	11/04/21	44,121
40,500,000	e	International Finance Corp		2.125	04/07/26	37,741
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	4,836
9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	8,723
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,337
3,000,000		KFW		1.875	11/30/20	2,933
10,000,000		KFW		2.625	01/25/22	9,869
8,850,000	g	Kommunalbanken AS.		1.375	10/26/20	8,563
12,500,000	e,g	Kommunalbanken AS.		2.125	02/11/25	11,698
18,500,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	3.062	07/06/22	18,520
16,750,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	16,228
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	2,974
25,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	23,523
10,000,000		North American Development Bank		2.300	10/10/18	10,001
2,000,000		North American Development Bank		4.375	02/11/20	2,028
27,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	27,314
15,000,000		Province of Manitoba Canada		2.100	09/06/22	14,315
12,700,000	e	Province of Manitoba Canada		3.050	05/14/24	12,481
5,000,000		Province of Ontario Canada		4.400	04/14/20	5,105
10,000,000		Province of Quebec Canada		3.500	07/29/20	10,087
10,000,000	e	Province of Quebec Canada		2.750	04/12/27	9,513
5,000,000		Province of Quebec Canada		7.500	09/15/29	6,801
		TOTAL FOREIGN GOVERNMENT BONDS				543,051

MORTGAGE BACKED - 6.2%
11,119,902		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	11,137
4,397,160		FHLMC		3.000	03/15/44	4,257
9,428,496		FHLMC		3.500	09/15/44	9,346
9,534,984	i	FHLMC	LIBOR 1 M + 6.470%	8.731	06/15/48	9,898
7,300,000	i	FHLMC	LIBOR 1 M + 6.400%	8.661	10/15/48	7,300
17,872		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	18
3,032		FGLMC		7.000	05/01/23	3
4,636,946		FGLMC		3.500	03/01/27	4,665
13,842		FGLMC		8.000	01/01/31	15
265,834		FGLMC		4.500	07/01/33	276
349,105		FGLMC		5.500	09/01/33	372
470,201		FGLMC		5.500	09/01/33	506
666,345		FGLMC		5.500	12/01/33	722
1,830,842		FGLMC		7.000	12/01/33	2,068
572,796		FGLMC		7.000	05/01/35	642
1,293,134		FGLMC		5.000	06/01/36	1,373
408,236		FGLMC		5.000	07/01/39	434
674,122		FGLMC		4.500	10/01/44	704
703,563		FGLMC		4.500	11/01/44	735
1,020,855		FGLMC		4.500	11/01/44	1,067
386,300		FGLMC		4.500	12/01/44	401
632,572		FGLMC		4.500	12/01/44	661
2,543,696		FGLMC		3.500	04/01/45	2,515
23,521,122		FGLMC		3.500	10/01/45	23,251
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,299,535		FGLMC	4.000%	12/01/45	$11,488
36,419,306		FGLMC	3.500	08/01/46	36,051
18,758,415		FGLMC	3.000	01/01/47	17,960
27,629,515		FGLMC	3.000	02/01/47	26,463
1,047,235		FGLMC	4.500	06/01/47	1,102
2,597,701		FGLMC	4.000	09/01/47	2,660
9,044,064		FGLMC	3.500	03/01/48	8,928
14,962,400		FGLMC	4.000	03/01/48	15,204
3,663,662	h	FGLMC	4.000	07/01/48	3,722
11,302,264		FGLMC	4.500	08/01/48	11,791
7,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	6,900
15,327		FNMA	8.000	07/01/24	17
18,500,000	i	FNMA	2.878	02/25/27	17,520
7,637,631		FNMA	3.500	02/01/32	7,686
3,272,936		FNMA	3.500	05/01/32	3,302
8,339,283		FNMA	3.500	07/01/32	8,392
232,984		FNMA	6.500	07/01/32	258
6,150,384		FNMA	3.000	11/01/32	6,081
1,135,590		FNMA	5.500	03/01/34	1,227
3,392,866		FNMA	5.000	05/01/35	3,602
2,162,373		FNMA	5.000	10/01/35	2,297
1,637,362		FNMA	5.000	02/01/36	1,739
842,710		FNMA	5.500	08/01/37	910
515,987		FNMA	6.000	09/01/37	571
352,309		FNMA	6.000	09/01/37	383
90,055		FNMA	6.500	09/01/37	100
522,635		FNMA	5.500	01/01/38	564
17,227		FNMA	6.500	02/01/38	19
1,539,984		FNMA	5.500	04/01/38	1,657
2,010,921		FNMA	5.500	11/01/38	2,152
3,193,510		FNMA	5.500	12/01/38	3,477
26,077		FNMA	4.500	04/01/39	27
893,660		FNMA	5.500	08/01/39	969
30,036		FNMA	4.500	02/01/40	31
381,035		FNMA	5.000	08/01/40	405
1,727,778		FNMA	5.000	09/01/40	1,838
115,487		FNMA	4.500	11/01/40	120
208,101		FNMA	4.500	01/01/41	217
134,613		FNMA	4.500	02/01/41	139
2,843,227		FNMA	5.000	05/01/41	3,026
198,443		FNMA	4.500	06/01/41	206
199,850		FNMA	4.500	06/01/41	208
476,294		FNMA	5.000	06/01/41	504
1,515,699		FNMA	5.000	07/01/41	1,613
282,482		FNMA	4.500	12/01/41	292
8,946,168		FNMA	5.500	12/01/41	9,876
214,171		FNMA	4.500	01/01/42	223
188,566		FNMA	4.500	04/01/42	196
1,569,475		FNMA	4.500	04/01/42	1,633
205,415		FNMA	4.500	06/01/42	213
2,199,743		FNMA	4.500	06/01/42	2,287
172,855		FNMA	4.500	07/01/42	180
836,417		FNMA	4.500	06/01/44	869
9,543,269		FNMA	4.500	06/01/44	9,914
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,235,788		FNMA	4.500%	08/01/44	$2,323
5,123,966		FNMA	4.500	10/01/44	5,322
10,004,075		FNMA	4.500	11/01/44	10,391
2,171,637		FNMA	4.500	12/01/44	2,256
11,817,368		FNMA	3.000	02/25/45	11,606
3,439,475		FNMA	3.000	02/25/45	3,370
371,277		FNMA	3.500	03/01/45	367
260,723		FNMA	3.500	03/01/45	258
572,661		FNMA	4.500	03/01/45	595
3,619,143		FNMA	3.000	03/25/45	3,538
673,353		FNMA	4.500	04/01/45	706
9,077,448		FNMA	3.500	04/25/45	9,056
14,718,555		FNMA	3.500	04/25/45	14,663
5,111,721		FNMA	3.500	05/01/45	5,064
25,848,323		FNMA	3.000	12/25/45	24,987
8,056,388		FNMA	3.500	01/01/46	7,963
9,748,377		FNMA	4.000	01/01/46	9,915
9,997,936		FNMA	3.500	06/01/46	9,876
2,828,311		FNMA	3.500	08/01/46	2,795
2,616,595		FNMA	3.000	10/01/46	2,506
7,290,194		FNMA	3.500	10/01/46	7,198
18,023,555		FNMA	3.500	12/01/46	17,787
49,068,280		FNMA	3.500	01/01/47	48,417
4,091,687		FNMA	3.000	02/01/47	3,919
733,361		FNMA	3.500	12/01/47	722
6,034,040		FNMA	4.500	01/01/48	6,287
5,141,907		FNMA	4.500	02/01/48	5,359
58,641,447		FNMA	3.000	02/25/48	56,714
6,397,388		FNMA	4.000	03/01/48	6,500
22,101,626		FNMA	4.500	03/01/48	23,040
58,267,071		FNMA	4.000	04/01/48	58,865
4,367,711		FNMA	4.500	05/01/48	4,555
3,357,566	h	FNMA	4.500	05/01/48	3,501
7,970,040		FNMA	5.000	08/01/48	8,494
9,094		Government National Mortgage Association (GNMA)	6.500	08/15/23	10
4,801		GNMA	6.500	08/15/23	5
5,040,777		GNMA	2.580	08/15/25	4,842
64,668		GNMA	6.500	05/20/31	73
7,741,691		GNMA	2.640	01/15/33	7,526
10,881,329		GNMA	2.690	06/15/33	10,029
8,797,978		GNMA	3.700	10/15/33	8,790
63,920		GNMA	6.000	10/20/36	70
74,008		GNMA	6.000	01/20/37	81
425,494		GNMA	6.000	02/20/37	465
184,511		GNMA	5.000	04/15/38	196
116,694		GNMA	6.000	08/20/38	127
261,935		GNMA	6.500	11/20/38	293
23,630		GNMA	4.500	02/20/39	25
8,187,208		GNMA	3.700	08/15/40	8,178
33,388		GNMA	4.500	08/20/41	35
115,237		GNMA	4.500	09/20/41	122
26,064		GNMA	4.500	01/20/44	28
26,165		GNMA	4.500	02/20/44	28
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$50,315		GNMA	4.500%	05/20/44	$53
326,353		GNMA	4.500	05/20/44	344
369,062		GNMA	4.500	08/20/44	390
322,249		GNMA	4.500	09/20/44	336
139,990		GNMA	4.500	10/20/44	147
86,120		GNMA	4.500	11/20/44	90
228,297		GNMA	4.500	12/20/44	241
353,131		GNMA	4.500	02/20/45	373
428,067		GNMA	4.500	08/20/45	452
407,835		GNMA	4.500	08/20/45	428
400,814		GNMA	4.500	12/20/45	422
18,036,223		GNMA	3.000	12/20/47	17,481
44,040,562		GNMA	3.500	12/20/47	43,825
26,954,577		GNMA	3.000	01/20/48	26,124
40,873,425		GNMA	3.500	01/20/48	40,674
10,552,498		GNMA	4.000	07/20/48	10,739
		TOTAL MORTGAGE BACKED			883,532

MUNICIPAL BONDS - 4.8%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,330
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,943
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,701
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,545
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,136
3,135,300		California Earthquake Authority	2.805	07/01/19	3,135
13,000,000		California Housing Finance Agency	2.966	08/01/22	12,757
6,080,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,234
7,930,000	g	California Pollution Control Financing Authority	5.000	07/01/37	7,981
2,470,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,498
3,380,000		Chicago Board of Education	5.000	12/01/20	3,473
14,000,000		Chicago Housing Authority	4.361	01/01/38	13,687
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	11,710
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,417
5,645,000		City & County of Honolulu HI	3.974	09/01/35	5,619
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,610
3,035,000		City & County of Honolulu, HI	2.668	10/01/27	2,826
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,281
7,085,000		City & County of San Francisco CA	4.000	04/01/47	6,679
5,500,000		City & County of San Francisco CA	4.000	09/01/48	5,257
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,800
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,725
6,500,000		City of Chicago IL	7.750	01/01/42	6,966
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,154
475,000		City of Eugene, OR	6.320	08/01/22	512
1,250,000		City of Florence SC	4.250	12/01/34	1,235
1,000,000		City of Houston TX Combined Utility System Revenue	3.375	11/15/24	997
1,275,000		City of Houston TX Combined Utility System Revenue	4.172	11/15/38	1,278
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,419
925,000		City of Jersey City NJ	2.423	09/01/19	919
5,145,000		City of Los Angeles CA	3.320	09/01/24	5,123
5,145,000		City of Los Angeles CA	3.450	09/01/25	5,131
7,500,000		City of Los Angeles CA	3.880	09/01/38	7,238
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,010,000		City of Norfolk VA	3.000%	10/01/35	$2,653
3,665,000		City of Norfolk VA	3.050	10/01/36	3,214
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,165
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,673
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	18,714
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	984
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	981
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,123
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,250
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,630
7,650,000		County of Alameda CA	3.820	08/01/38	7,359
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,434
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	16,322
770,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	782
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	8,969
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	14,038
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,062
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,256
4,135,000		Greene County OH	2.720	12/01/21	4,094
4,365,000		Greene County OH	3.120	12/01/23	4,368
4,615,000		Greene County OH	3.270	12/01/24	4,623
4,755,000		Greene County OH	3.420	12/01/25	4,768
1,400,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,467
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	971
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,285
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,016
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	543
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,510
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,470
230,000		Massachusetts Housing Finance Agency	4.782	12/01/20	232
4,650,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,051
3,500,000		Metropolitan Council	1.750	09/01/20	3,415
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,122
8,000,000		Michigan Finance Authority	5.000	07/01/22	8,726
500,000		Michigan Finance Authority	5.000	07/01/22	540
8,945,000		Michigan Finance Authority	5.000	07/01/22	9,757
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,740
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,183
8,500,000		New Jersey Economic Development Authority	4.271	06/15/20	8,594
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	7,970
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,231
3,375,000		New Mexico Finance Authority	4.090	06/15/38	3,356
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,584
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,281
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,589
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,200,000		New York State Environmental Facilities Corp		2.005%	06/15/19	$1,193
1,220,000		New York State Environmental Facilities Corp		2.595	06/15/21	1,196
1,255,000		New York State Environmental Facilities Corp		3.045	06/15/24	1,235
1,225,000		New York State Environmental Facilities Corp		3.195	06/15/25	1,207
2,120,000		New York State Environmental Facilities Corp		3.520	07/15/27	2,105
680,000		New York State Urban Development Corp		6.500	12/15/18	686
17,500,000		New York Transportation Development Corp		5.000	01/01/26	19,451
4,750,000		Northern California Power Agency		4.320	07/01/24	4,797
4,760,000		Ohio State Water Development Authority		4.879	12/01/34	5,128
700,000		Oklahoma Water Resources Board		3.071	04/01/22	697
13,250,000	g	Oregon State Business Development Commission		6.500	04/01/31	13,072
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,398
1,000,000		Pend Oreille County Public Utility District No Box Canyon		3.037	01/01/19	999
1,070,000		Pend Oreille County Public Utility District No Box Canyon		3.621	01/01/21	1,058
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,530
1,000,000		Sacramento Area Flood Control Agency		2.699	10/01/22	969
435,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	428
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	1,972
2,920,000		South Dakota Conservancy District		1.898	08/01/19	2,901
38,830,000		State of California		3.750	10/01/37	39,689
11,565,000		State of California		4.600	04/01/38	11,998
10,050,000		State of California		4.988	04/01/39	10,618
2,000,000	i	State of California		2.193	04/01/47	1,973
4,400,000	i	State of California	LIBOR 1 M + 0.780%	2.889	04/01/47	4,426
10,500,000		State of Illinois		5.000	02/01/19	10,583
9,800,000		State of Illinois		5.000	02/01/20	10,061
8,000,000		State of Illinois		5.000	02/01/22	8,346
9,000,000		State of Illinois		5.520	04/01/38	8,416
1,500,000		State of Louisiana		1.769	08/01/20	1,468
4,505,000		State of Michigan		3.375	12/01/20	4,525
4,405,000		State of Michigan		3.590	12/01/26	4,422
2,500,000		State of Ohio		5.412	09/01/28	2,869
2,500,000		State of Texas		2.749	10/01/23	2,441
5,000,000		State of Texas		6.072	10/01/29	5,151
2,025,000		State of Texas		3.576	08/01/34	1,946
3,370,000		State of Texas		3.726	08/01/43	3,280
3,000		State of Wisconsin		5.700	05/01/26	3
4,000,000		Suffolk County Water Authority		4.000	06/01/39	4,135
1,650,000		Syracuse Industrial Development Agency		5.000	01/01/36	1,605
2,280,000		Tampa Bay Water		2.612	10/01/25	2,141
3,225,000		Tampa Bay Water		2.782	10/01/26	3,042
3,000,000		Tampa Bay Water		2.952	10/01/27	2,850
1,255,000		Texas Water Development Board		4.248	10/15/35	1,276
5,880,000	h	Texas Water Development Board		4.340	10/15/48	5,886
4,170,000		Texas Water Development Board		4.648	04/15/50	4,314
5,000,000		Tuolumne Wind Project Authority		6.918	01/01/34	6,007
3,035,000		University of California		3.809	05/15/28	3,017
11,400,000		University of California		4.009	05/15/30	11,435
1,000,000		University of Cincinnati		3.250	06/01/29	995
1,560,000		University of Cincinnati		3.650	06/01/34	1,551
1,615,000		University of Cincinnati		3.700	06/01/35	1,611
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$18,000,000		University of New Mexico		3.532%	06/20/32	$17,475
17,500,000		University of Virginia		3.570	04/01/45	17,147
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,026
3,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	3,008
12,710,000	g	Virgin Islands Water & Power Authority-Electric System		5.500	11/15/18	12,693
1,000,000		Washington County Clean Water Services		5.078	10/01/24	1,077
695,000		Water Works Board of the City of Birmingham		1.509	01/01/19	693
2,470,000		Water Works Board of the City of Birmingham		1.788	01/01/20	2,430
3,750,000		Water Works Board of the City of Birmingham		1.988	01/01/21	3,637
3,100,000		Water Works Board of the City of Birmingham		2.192	01/01/22	2,978
600,000		West Virginia Water Development Authority		5.000	11/01/21	648
1,345,000		West Virginia Water Development Authority		5.000	11/01/22	1,480
1,000,000		West Virginia Water Development Authority		5.000	11/01/23	1,121
		TOTAL MUNICIPAL BONDS				675,926

U.S. TREASURY SECURITIES - 2.2%
6,000,000		United States Treasury Bond		3.125	02/15/43	5,926
1,000,000		United States Treasury Bond		3.375	05/15/44	1,031
66,090,000		United States Treasury Bond		2.875	11/15/46	62,130
88,925,000		United States Treasury Bond		3.000	05/15/47	85,604
12,815,000		United States Treasury Bond		3.125	05/15/48	12,638
2,750,000		United States Treasury Note		1.250	04/30/19	2,731
40,000		United States Treasury Note		1.375	09/30/19	39
5,750,000		United States Treasury Note		1.625	03/15/20	5,658
1,000,000		United States Treasury Note		2.625	08/31/20	996
13,285,000		United States Treasury Note		1.375	05/31/21	12,779
1,980,000		United States Treasury Note		2.750	09/15/21	1,973
4,150,000		United States Treasury Note		2.000	07/31/22	4,012
4,500,000		United States Treasury Note		1.750	09/30/22	4,301
12,234,500		United States Treasury Note		1.625	11/15/22	11,616
37,880,000		United States Treasury Note		2.750	08/31/23	37,551
2,500,000		United States Treasury Note		2.250	10/31/24	2,398
21,350,000		United States Treasury Note		2.125	11/30/24	20,310
4,500,000		United States Treasury Note		2.750	02/28/25	4,436
5,560,000		United States Treasury Note		2.750	06/30/25	5,472
18,750,000		United States Treasury Note		2.750	08/31/25	18,443
13,364,000		United States Treasury Note		2.875	08/15/28	13,161
		TOTAL U.S. TREASURY SECURITIES				313,205

		TOTAL GOVERNMENT BONDS				2,976,895
		(Cost $3,034,607)

STRUCTURED ASSETS - 3.9%

ASSET BACKED - 1.7%
4,000,000	g	Capital Automotive REIT		3.660	10/15/44	3,939
		Series - 2014 1A (Class A)
3,943,333	g	Capital Automotive REIT		3.870	04/15/47	3,896
		Series - 2017 1A (Class A1)
736,224	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.296	07/25/36	725
		Series - 2006 CB6 (Class A1)
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	3.071%	06/25/34	$3,898
		Series - 2004 OPT1 (Class M1)
2,977,500	g	DB Master Finance LLC		3.629	11/20/47	2,901
		Series - 2017 1A (Class A2I)
879,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	886
		Series - 2015 1A (Class A2II)
11,979,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	11,570
		Series - 2017 1A (Class A2II)
1,596,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,586
		Series - 2018 1A (Class A2I)
8,633,560	†,g	HERO Funding Trust		3.840	09/21/40	8,910
		Series - 2015 1A (Class A)
2,029,687	†,g	HERO Funding Trust		3.990	09/21/40	2,077
		Series - 2014 2A (Class A)
4,176,569	g	HERO Funding Trust		3.750	09/20/41	4,130
		Series - 2016 2A (Class A)
3,988,829	g	HERO Funding Trust		4.050	09/20/41	4,004
		Series - 2016 1A (Class A)
1,559,127	g	HERO Funding Trust		3.080	09/20/42	1,505
		Series - 2016 3A (Class A1)
9,929,967	g	HERO Funding Trust		3.710	09/20/47	9,787
		Series - 2017 1A (Class A1)
10,325,277	g	HERO Funding Trust		3.190	09/20/48	9,911
		Series - 2017 3A (Class A1)
2,466,250	g	HERO Funding Trust		3.280	09/20/48	2,414
		Series - 2017 2A (Class A1)
11,342,143	g	HERO Funding Trust		4.670	09/20/48	11,588
		Series - 2018 1A (Class A2)
760,329	†,g	HERO Residual Funding		4.500	09/21/42	757
		Series - 2016 1R (Class A1)
2,800,000	g	Houston Galleria Mall Trust		3.087	03/05/37	2,686
		Series - 2015 HGLR (Class A1A2)
7,882,076	g	Mosaic Solar Loans LLC		3.820	06/22/43	7,759
		Series - 2017 2A (Class A)
2,953,946	g	MVW Owner Trust		2.420	12/20/34	2,858
		Series - 2017 1A (Class A)
7,000,000	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.389	06/27/67	7,001
		Series - 2018 4A (Class A1)
5,443,519	g	Renew		3.670	09/20/52	5,358
		Series - 2017 1A (Class A)
12,397,691	g	Renew		3.950	09/20/53	12,333
		Series - 2018 1 (Class A)
469,962		Santander Drive Auto Receivables Trust		2.740	12/15/21	470
		Series - 2015 5 (Class C)
463,722	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	457
		Series - 2015 3A (Class A)
328,106	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	325
		Series - 2015 3A (Class B)
4,999,329	g	SolarCity LMC		4.590	04/20/44	5,005
		Series - 2014 1 (Class A)
24,387,159	g	SolarCity LMC		4.020	07/20/44	23,899
		Series - 2014 2 (Class A)
4,798,915	g	SolarCity LMC		4.800	09/20/48	4,847
		Series - 2016 A (Class A)
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,584,100	g	SpringCastle America Funding LLC		3.050%	04/25/29	$2,573
		Series - 2016 AA (Class A)
2,837,479	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.604	04/25/35	2,777
		Series - 2005 7XS (Class 2A1A)
11,841,444	g	TES LLC		4.330	10/20/47	11,565
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,518
		Series - 2017 1A (Class B)
9,766,445	g	TES LLC		4.120	02/20/48	9,467
		Series - 2017 2A (Class A)
13,740,677	g	Tesla Auto Lease Trust		2.320	12/20/19	13,704
		Series - 2018 A (Class A)
9,155,324		Toyota Auto Receivables Owner Trust		1.300	04/15/20	9,115
		Series - 2016 B (Class A3)
15,809,779		Toyota Auto Receivables Owner Trust		1.740	09/15/20	15,780
		Series - 2015 B (Class A4)
15,000,000	g	Vivint Colar Financing V LLC		4.730	04/30/48	14,870
		Series - 2018 1A (Class A)
2,132,103	g	VOLT LXIII LLC (Step Bond)		3.000	10/25/47	2,108
		Series - 2017 NP10 (Class A1)
4,500,000	g	VOLT LXIII LLC (Step Bond)		4.625	10/25/47	4,456
		Series - 2017 NP10 (Class A2)
278,835	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	273
		Series - 2006 N1 (Class N1)
110,477	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.576	05/25/35	110
		Series - 2005 SD1 (Class A)
2,977,500	g	Wendys Funding LLC		3.573	03/15/48	2,865
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				249,663

OTHER MORTGAGE BACKED - 2.2%
2,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	749
		Series - 2007 5 (Class B)
5,000,000	g,i	Bancorp Commercial Mortgage Trust	LIBOR 1 M + 0.900%	3.070	09/15/35	5,000
		Series - 2018 CRE4 (Class A)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,476
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	5,979
		Series - 2015 MSQ (Class B)
5,440,000	g,i	BBCMS Trust		4.409	08/05/38	4,696
		Series - 2018 CHRS (Class E)
5,000,000	g	BWAY Mortgage Trust		2.917	01/10/35	4,803
		Series - 2015 1740 (Class A)
2,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	1,966
		Series - 2016 CD2 (Class B)
5,000,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	4,819
		Series - 2016 CLNE (Class A)
3,745,813	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	3,812
		Series - 2007 C3 (Class AJ)
2,750,000	g,i	COMM Mortgage Trust		3.528	10/10/29	2,671
		Series - 2017 PANW (Class B)
7,500,000	g,i	COMM Mortgage Trust		3.712	10/10/29	7,214
		Series - 2017 PANW (Class C)
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$10,761,000	g	COMM Mortgage Trust		3.544%	03/10/31	$10,890
		Series - 2013 WWP (Class C)
925,000	g,i	COMM Mortgage Trust		4.972	08/10/46	958
		Series - 2013 CR10 (Class B)
2,857,854	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.216	07/25/24	3,064
		Series - 2014 C03 (Class 1M2)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.466	01/25/29	5,640
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.666	01/25/29	2,519
		Series - 2016 C05 (Class 2M2)
2,116,259	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.166	10/25/29	2,129
		Series - 2017 C03 (Class 1M1)
787,696	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.066	11/25/29	790
		Series - 2017 C04 (Class 2M1)
19,896	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	02/25/30	20
		Series - 2017 C06 (Class 1M1)
2,670,802	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.816	07/25/30	2,674
		Series - 2018 C01 (Class 1M1)
1,750,000	i	Connecticut Avenue Securities	LIBOR 1 M + 3.550%	5.766	07/25/30	1,794
		Series - 2018 C01 (Class 1B1)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	6,077
		Series - 2018 C02 (Class 2M2)
2,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.000%	5.897	08/25/30	2,055
		Series - 2018 C02 (Class 2B1)
2,590,007	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.896	10/25/30	2,595
		Series - 2018 C03 (Class 1M1)
319,523	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.966	12/25/30	320
		Series - 2018 C04 (Class 2M1)
1,816,134	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	2.936	01/25/31	1,819
		Series - 2018 C05 (Class 1M1)
2,000,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	2,038
		Series - 2006 OMA (Class D)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	8,432
		Series - 2017 C8 (Class 85BB)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,446
		Series - 2017 C8 (Class 85BA)
5,000,000	g,i	CSMC Trust		3.854	11/10/32	4,919
		Series - 2017 CALI (Class B)
1,715,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	1,795
		Series - 2011 LC1A (Class C)
3,500,000	i	Federal National Mortgage Association (FNMA)		3.436	06/25/28	3,416
		Series - 2018 M8 (Class A2)
7,075,919	g,i	Flagstar Mortgage Trust		4.000	05/25/48	7,040
		Series - 2018 3INV (Class A3)
1,500,000	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,479
		Series - 2018 5 (Class A11)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,654
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,004
		Series - 2014 GRCE (Class A)
2,535,000	g,i	GS Mortgage Securities Corp II		5.354	12/10/43	2,609
		Series - 2010 C2 (Class B)
1,516,074	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.788	08/19/45	1,512
		Series - 2005 11 (Class 2A1A)
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$5,000,000	g	Hudson Yards Mortgage Trust		2.835%	08/10/38	$4,660
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,601
		Series - 2016 10HY (Class C)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,652
		Series - 2016 10HY (Class B)
364,195	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.876	03/25/35	357
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.583	07/15/46	3,146
		Series - 2011 C4 (Class C)
9,921,656	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.376	06/25/37	9,735
		Series - 2007 CH5 (Class A1)
2,675,000	g,i	JP Morgan Mortgage Trust		4.000	09/25/40	2,641
		Series - 2018 9 (Class A13)
613,474	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	590
		Series - 0 3 (Class A19)
1,085,034	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,044
		Series - 0 6 (Class A13)
1,252,720	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,205
		Series - 0 1 (Class A13)
183,211	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	180
		Series - 2017 1 (Class A3)
5,330,912	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	5,172
		Series - 2017 2 (Class A3)
765,376	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	744
		Series - 2017 2 (Class A13)
2,232,333	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	2,198
		Series - 2017 3 (Class 1A5)
3,436,789	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	3,326
		Series - 2017 6 (Class A6)
2,165,248	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	2,130
		Series - 2018 6 (Class 1A3)
1,629,809	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,609
		Series - 2018 8 (Class A13)
35,747	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	36
		Series - 2007 C6 (Class AM)
4,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	3,869
		Series - 2017 330M (Class B)
1,252,831	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	1,258
		Series - 2007 6 (Class AM)
21,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	20,991
		Series - 2014 CPT (Class A)
717,105	i	Morgan Stanley Capital I Trust		5.389	11/12/41	714
		Series - 2006 HQ10 (Class AJ)
143,868	i	Morgan Stanley Capital I Trust		6.367	10/15/42	144
		Series - 2006 IQ11 (Class AJ)
466,796	i	Morgan Stanley Capital I Trust		6.328	06/11/49	471
		Series - 2007 IQ15 (Class AJ)
1,906,057	i	Morgan Stanley Capital I Trust		6.358	12/12/49	1,443
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.427	07/11/39	4,812
		Series - 2017 712F (Class A)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	2.942	07/15/33	15,682
		Series - 2018 850T (Class A)
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$17,385,000	g	OBP Depositor LLC Trust		4.646%	07/15/45	$17,722
		Series - 2010 OBP (Class A)
840,222	g,i	Sequoia Mortgage Trust		3.500	11/25/46	830
		Series - 2016 3 (Class A10)
4,243,959	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,137
		Series - 2017 5 (Class A5)
2,626,949	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,588
		Series - 2018 5 (Class A4)
1,599,616	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,594
		Series - 2018 CH2 (Class A21)
2,309,100	g,i	Sequoia Mortgage Trust		4.000	07/25/48	2,318
		Series - 0 6 (Class A4)
550,796	g,i	Shellpoint Co-Originator Trust		3.500	11/21/46	542
		Series - 0 1 (Class 1A10)
906,374	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.416	03/25/25	909
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	6.016	03/25/25	802
		Series - 2015 HQ1 (Class M3)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	3.566	03/25/29	1,776
		Series - 2016 HQA3 (Class M2)
253,776	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	07/25/29	256
		Series - 2017 DNA1 (Class M1)
5,042,623	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.416	10/25/29	5,099
		Series - 2017 DNA2 (Class M1)
162,222	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	163
		Series - 2017 HQA2 (Class M1)
8,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.800%	4.016	07/25/30	7,949
		Series - 2018 DNA1 (Class M2)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.150%	5.366	07/25/30	2,934
		Series - 2018 DNA1 (Class B1)
1,806,031	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	1,805
		Series - 2018 SPI2 (Class M1)
1,700,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.168	08/25/48	1,706
		Series - 2018 SPI3 (Class M1)
919,120	i	Wachovia Bank Commercial Mortgage Trust		6.343	05/15/46	935
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	3,053
		Series - 2007 C34 (Class B)
1,650,000	i	Wachovia Bank Commercial Mortgage Trust		6.418	05/15/46	1,686
		Series - 2007 C34 (Class C)
877,354	i	Wachovia Bank Commercial Mortgage Trust		6.057	06/15/49	886
		Series - 2007 C32 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED				307,973

		TOTAL STRUCTURED ASSETS				557,636
		(Cost $566,896)
		TOTAL BONDS				5,574,129
		(Cost $5,685,742)
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 59.4%

AUTOMOBILES & COMPONENTS - 0.9%
44,701	*	American Axle & Manufacturing Holdings, Inc	$779
562	e	Autoliv, Inc	49
127,696		Bayerische Motoren Werke AG.	11,504
3,491		BorgWarner, Inc	149
261,200		Bridgestone Corp	9,872
77,183		Delphi Automotive plc	6,476
203,582		Denso Corp	10,755
97,691		Harley-Davidson, Inc	4,425
508,180		Honda Motor Co Ltd	15,304
386,000		Isuzu Motors Ltd	6,085
163,362		Magna International, Inc	8,581
56,903		Michelin (C.G.D.E.) (Class B)	6,792
7,033	*	Modine Manufacturing Co	105
13,300		NGK Spark Plug Co Ltd	388
60,600	e	NOK Corp	1,040
339,408		Peugeot S.A.	9,156
100,987		Renault S.A.	8,735
17,100		Stanley Electric Co Ltd	585
137,000		Sumitomo Rubber Industries, Inc	2,057
65,127	*,e	Tesla, Inc	17,244
60,000	e	Toyoda Gosei Co Ltd	1,482
40,640		Valeo S.A.	1,760
334	*	Visteon Corp	31
109,500		Yokohama Rubber Co Ltd	2,360
		TOTAL AUTOMOBILES & COMPONENTS	125,714

BANKS - 4.5%
20,740		Ameris Bancorp	948
46,091		Associated Banc-Corp	1,198
788,346		Australia & New Zealand Banking Group Ltd	16,048
4,941,434		Banca Intesa S.p.A.	12,590
2,060		Bancfirst Corp	123
1,929,911		Banco Bilbao Vizcaya Argentaria S.A.	12,236
1,237,197		Banco de Sabadell S.A.	1,913
817,660		Bank Hapoalim Ltd	5,987
841,607		Bank Leumi Le-Israel	5,546
2,806,484		Bank of America Corp	82,679
1,030		Bank of Hawaii Corp	81
190,229		Bank of Montreal	15,691
309,455		Bank of Nova Scotia	18,445
3,264		Bank OZK	124
3,730		BankUnited	132
2,405		Banner Corp	149
563,957		BB&T Corp	27,374
356		Bendigo Bank Ltd	3
1,991,000		BOC Hong Kong Holdings Ltd	9,450
900		BOK Financial Corp	88
6,533		Brookline Bancorp, Inc	109
8,589		Bryn Mawr Bank Corp	403
1,795,908		CaixaBank S.A.	8,168
19,106		Camden National Corp	830
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

87,694	e	Canadian Imperial Bank of Commerce	$8,217
9,281		Chemical Financial Corp	496
643,938		Citizens Financial Group, Inc	24,837
2,120		Columbia Banking System, Inc	82
186,119		Comerica, Inc	16,788
21,343		Commerce Bancshares, Inc	1,409
410,761	*	Commerzbank AG.	4,268
419,777		Commonwealth Bank of Australia	21,666
889		Community Trust Bancorp, Inc	41
9,015		Cullen/Frost Bankers, Inc	942
35,598	*	Customers Bancorp, Inc	838
622,793		DBS Group Holdings Ltd	11,881
289,370		DNB NOR Holding ASA	6,090
39,046	*	FCB Financial Holdings, Inc	1,851
11,562		Federal Agricultural Mortgage Corp (Class C)	835
271,685		Fifth Third Bancorp	7,585
21,395		First Commonwealth Financial Corp	345
6,726		First Financial Bancorp	200
14,113	e	First Financial Bankshares, Inc	834
1,399		First Financial Corp	70
9,797		First Interstate Bancsystem, Inc	439
14,541		First Merchants Corp	654
35,610		First Republic Bank	3,419
2,590		Glacier Bancorp, Inc	112
5,441		Hancock Holding Co	259
395,100		Hang Seng Bank Ltd	10,721
16,503		Heartland Financial USA, Inc	958
9,347		Heritage Financial Corp	329
24,702	*	HomeStreet, Inc	655
21,937	*	HomeTrust Bancshares, Inc	639
4,198		Huntington Bancshares, Inc	63
6,451		Independent Bank Corp (MA)	533
1,029,939		ING Groep NV	13,368
1,147		International Bancshares Corp	52
125,286		KBC Groep NV	9,316
1,096,081		Keycorp	21,801
2,791		Live Oak Bancshares, Inc	75
144,520		M&T Bank Corp	23,779
1,800		MB Financial, Inc	83
11,289	*	MGIC Investment Corp	150
212,400		Mitsui Trust Holdings, Inc	8,739
54,790		Mizrahi Tefahot Bank Ltd	959
747,128		National Australia Bank Ltd	14,999
6,694		National Bank Holdings Corp	252
7,259		National Bank of Canada	363
3,324		NBT Bancorp, Inc	128
1,138,434		Nordea Bank AB	12,387
54,855		Northfield Bancorp, Inc	873
1,532		OceanFirst Financial Corp	42
65,374	e	OFG Bancorp	1,056
9,051		Old National Bancorp	175
15,649		Opus Bank	429
16,460		PacWest Bancorp	784
14,998		People’s United Financial, Inc	257
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

22,319		Pinnacle Financial Partners, Inc	$1,342
294,577		PNC Financial Services Group, Inc	40,118
820		Prosperity Bancshares, Inc	57
988,195		Regions Financial Corp	18,133
993,900		Resona Holdings, Inc	5,580
590,050		Skandinaviska Enskilda Banken AB (Class A)	6,578
1,259,931		Standard Chartered plc	10,439
7,921		State Bank & Trust Co	239
8,646		Stock Yards Bancorp, Inc	314
370,800		Sumitomo Mitsui Financial Group, Inc	14,922
29,312	*	SVB Financial Group	9,111
601,343		Svenska Handelsbanken AB	7,584
394,873		Swedbank AB (A Shares)	9,766
800	*	Texas Capital Bancshares, Inc	66
6,965		TFS Financial Corp	105
50,351	*	The Bancorp, Inc	483
413,390		Toronto-Dominion Bank	25,121
2,462		Trico Bancshares	95
17,930	*	Tristate Capital Holdings, Inc	495
1,700		Trustmark Corp	57
9,293		UMB Financial Corp	659
33,564		Umpqua Holdings Corp	698
19,739		Union Bankshares Corp	761
10,301		United Bankshares, Inc	374
5,260		Univest Corp of Pennsylvania	139
14,406		Webster Financial Corp	849
3,410		WesBanco, Inc	152
3,019		Westamerica Bancorporation	182
44,194	*	Western Alliance Bancorp	2,514
896,061		Westpac Banking Corp	18,020
1,110		Wintrust Financial Corp	94
1,706		WSFS Financial Corp	80
39,949		Zions Bancorporation	2,003
		TOTAL BANKS	635,568

CAPITAL GOODS - 4.6%
252,071		3M Co	53,114
15,208		A.O. Smith Corp	812
575,120		ABB Ltd	13,604
881		Acuity Brands, Inc	138
533		AGCO Corp	32
7,218		Air Lease Corp	331
429		Allegion plc	39
790		Altra Holdings, Inc	33
14,787		Argan, Inc	636
456	*	Armstrong World Industries, Inc	32
167,764		Assa Abloy AB	3,363
247,707		Atlas Copco AB (A Shares)	7,124
235,823		Atlas Copco AB (B-Shares)	6,283
4,544	*	Axon Enterprise, Inc	311
68,269		Barnes Group, Inc	4,849
2,120	*	Beacon Roofing Supply, Inc	77
54,799		Brenntag AG.	3,380
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

13,142		Briggs & Stratton Corp	$253
73,289	*	Builders FirstSource, Inc	1,076
160,557		Bunzl plc	5,048
6,729		CAE, Inc	137
574		Carlisle Cos, Inc	70
258,513		Caterpillar, Inc	39,420
10,312	*	Chart Industries, Inc	808
677,057		CNH Industrial NV	8,125
61,235		Cummins, Inc	8,945
5,900	e	Daifuku Co Ltd	301
89,000		Daikin Industries Ltd	11,846
63,779		DCC plc	5,785
159,422		Deere & Co	23,966
888		Donaldson Co, Inc	52
22,188		Dover Corp	1,964
19,624	*	DXP Enterprises, Inc	786
235,735		Eaton Corp	20,445
14,474		Eiffage S.A.	1,617
4,718		EMCOR Group, Inc	354
128,117	*	Epiroc AB	1,431
87,356	*	Epiroc AB	899
78,795	*	Esterline Technologies Corp	7,166
112,562		Fastenal Co	6,531
121,375		Ferguson plc	10,295
978		Flowserve Corp	53
68,049	e	Fortive Corp	5,730
856		Fortune Brands Home & Security, Inc	45
3,384		Graco, Inc	157
4,186		H&E Equipment Services, Inc	158
38,009		Hexcel Corp	2,549
115,000		Hino Motors Ltd	1,259
97,900	e	Hitachi Construction Machinery Co Ltd	3,273
18,003		Hochtief AG.	2,984
288		Hubbell, Inc	38
386		IDEX Corp	58
246,905		Illinois Tool Works, Inc	34,843
101,752		Ingersoll-Rand plc	10,409
401,197		Johnson Controls International plc	14,042
303,500		Kajima Corp	4,413
55,200		Kawasaki Heavy Industries Ltd	1,557
1,335,270		Keppel Corp Ltd	6,798
196,578	*,e	KEYW Holding Corp, The	1,702
353,100		Komatsu Ltd	10,745
566,200		Kubota Corp	9,619
59,117		L3 Technologies, Inc	12,569
14,151		Legrand S.A.	1,032
364		Lennox International, Inc	80
301,619		Masco Corp	11,039
504,170		Meggitt plc	3,722
9,220		Metso Oyj	326
460,000		Mitsubishi Corp	14,169
653,200		Mitsui & Co Ltd	11,608
563		MSC Industrial Direct Co (Class A)	50
10,359		MTU Aero Engines Holding AG.	2,334
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

8,124	*	MYR Group, Inc	$265
83,000	e	NGK Insulators Ltd	1,368
333,800		Obayashi Corp	3,162
358		Oshkosh Truck Corp	26
68,619		Osram Licht AG.	2,725
386		Owens Corning, Inc	21
119,987		PACCAR, Inc	8,182
58,416		Parker-Hannifin Corp	10,744
184,808	*,e	Plug Power, Inc	355
89,372	*	Quanta Services, Inc	2,983
247,163		Rexel S.A.	3,713
50,348		Rockwell Automation, Inc	9,441
218,842		Rockwell Collins, Inc	30,741
46,281		Roper Industries, Inc	13,709
17,377		Rush Enterprises, Inc (Class A)	683
171,627		Schneider Electric S.A.	13,781
28,778	*	Sensata Technologies Holding plc	1,426
386,200		Shimizu Corp	3,526
176,581		Siemens AG.	22,578
7,999		Snap-On, Inc	1,469
64,773		Spirit Aerosystems Holdings, Inc (Class A)	5,938
10,084		Stanley Works	1,477
72,127	*	Teledyne Technologies, Inc	17,792
8,500		THK Co Ltd	216
22,276	*	Titan Machinery, Inc	345
54,800	e	Toto Ltd	2,273
203,100		Toyota Tsusho Corp	7,668
66,202	*	TransDigm Group, Inc	24,647
17,604		Travis Perkins plc	244
29,026	*	United Rentals, Inc	4,749
10,935	*	Veritiv Corp	398
43,118		Vestas Wind Systems AS	2,913
414,066		Volvo AB (B Shares)	7,303
16,868		W.W. Grainger, Inc	6,029
5,431		Wabash National Corp	99
137	*	WABCO Holdings, Inc	16
366,312	e	Wartsila Oyj (B Shares)	7,128
3,753	*	Welbilt, Inc	78
254,633	*	Wesco Aircraft Holdings, Inc	2,865
698	*	WESCO International, Inc	43
19,775		Woodward Governor Co	1,599
12,800	e	WSP Global, Inc	701
46,643		Xylem, Inc	3,725
		TOTAL CAPITAL GOODS	647,983

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,604		ABM Industries, Inc	84
36,304		ACCO Brands Corp	410
25,543		Adecco S.A.	1,343
248,743		Brambles Ltd	1,959
11,578	*	Cimpress NV	1,582
272,119	*	Copart, Inc	14,022
37,478		Exponent, Inc	2,009
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

12,422		Heidrick & Struggles International, Inc	$420
11,793		ICF International, Inc	890
314,230	*	IHS Markit Ltd	16,956
31,165		Insperity, Inc	3,676
117,640		Intertek Group plc	7,653
1,600		KAR Auction Services, Inc	95
16,221		Kelly Services, Inc (Class A)	390
7,947		Kforce, Inc	299
15,748		Manpower, Inc	1,354
23,089	*	Mistras Group, Inc	500
2,100		Mobile Mini, Inc	92
44,324		Navigant Consulting, Inc	1,022
1,000	*	On Assignment, Inc	79
10,610		Pitney Bowes, Inc	75
241,000		Recruit Holdings Co Ltd	8,050
21,731		Resources Connection, Inc	361
105,263		Robert Half International, Inc	7,408
1,100		Secom Co Ltd	90
3,476		SGS S.A.	9,152
1,544	*	SP Plus Corp	56
66,652	*,e	Team, Inc	1,500
9,438		Tetra Tech, Inc	644
166,614		TransUnion	12,259
21,665		Viad Corp	1,284
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	95,714

CONSUMER DURABLES & APPAREL - 1.1%
48,541		Adidas-Salomon AG.	11,871
497,409		Barratt Developments plc	3,673
30,182		Berkeley Group Holdings plc	1,446
232,096		Burberry Group plc	6,095
83,671		Callaway Golf Co	2,032
224		Carter’s, Inc	22
20,968	*	Century Communities, Inc	550
20,506		Ethan Allen Interiors, Inc	426
92,506	*	Fossil Group, Inc	2,154
709		Garmin Ltd	50
24,584	e	Hanesbrands, Inc	453
804		Hasbro, Inc	85
15,890	*	iRobot Corp	1,747
32,156		Lennar Corp (Class A)	1,501
4,521	*,e	LGI Homes, Inc	214
14,087	*	Lululemon Athletica, Inc	2,289
120,304	*,e	Mattel, Inc	1,889
34,564	*	Meritage Homes Corp	1,379
666	*	Michael Kors Holdings Ltd	46
24,650	*	Mohawk Industries, Inc	4,322
19,825		Movado Group, Inc	831
229,875		Newell Rubbermaid, Inc	4,666
597,104		Nike, Inc (Class B)	50,587
10	*	NVR, Inc	25
827,400		Panasonic Corp	9,591
14,720	e	Pandora AS	919
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

646		PVH Corp	$93
34,300		Sekisui Chemical Co Ltd	633
373,500		Sekisui House Ltd	5,696
93,300		Sharp Corp	1,896
323,000		Sony Corp	19,634
750		Tapestry, Inc	38
762,926		Taylor Wimpey plc	1,705
762,500		Techtronic Industries Co	4,864
372	*	Tempur Sealy International, Inc	20
273		Toll Brothers, Inc	9
279		Tupperware Corp	9
84,700	*,e	Under Armour, Inc	1,648
170,931	*,e	Under Armour, Inc (Class A)	3,627
18,549	*	Unifi, Inc	525
80,568		VF Corp	7,529
10,849		Whirlpool Corp	1,288
		TOTAL CONSUMER DURABLES & APPAREL	158,077

CONSUMER SERVICES - 1.4%
138,079		Accor S.A.	7,093
15,319	*	American Public Education, Inc	506
71,614		ARAMARK Holdings Corp	3,081
5,746	*	Bright Horizons Family Solutions	677
19,899		Carriage Services, Inc	429
632	*	Chipotle Mexican Grill, Inc (Class A)	287
42,193		Choice Hotels International, Inc	3,515
564,363		Compass Group plc	12,548
53,679		Darden Restaurants, Inc	5,969
676		Dunkin Brands Group, Inc	50
3,355	*	El Pollo Loco Holdings, Inc	42
1,543		H&R Block, Inc	40
183,239		Hilton Worldwide Holdings, Inc	14,802
26,982	*	Houghton Mifflin Harcourt Co	189
140,104		InterContinental Hotels Group plc	8,721
258,179		Marriott International, Inc (Class A)	34,087
653,836	g	Merlin Entertainments plc	3,410
87,086	*	Norwegian Cruise Line Holdings Ltd	5,001
96,600		Oriental Land Co Ltd	10,100
98,533		Royal Caribbean Cruises Ltd	12,803
55,231		Service Corp International	2,441
61,317	*	ServiceMaster Global Holdings, Inc	3,804
1,172,000		Shangri-La Asia Ltd	1,735
635	e	Six Flags Entertainment Corp	44
768,481		Starbucks Corp	43,680
256,169		TUI AG. (DI)	4,914
15,174		Vail Resorts, Inc	4,164
3,787		Wendy’s	65
130,649		Whitbread plc	8,030
		TOTAL CONSUMER SERVICES	192,227

DIVERSIFIED FINANCIALS - 3.1%
722,770		3i Group plc	8,850
96,000	e	AEON Financial Service Co Ltd	1,988
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

78,780		Ally Financial, Inc	$2,084
407,825		American Express Co	43,429
34,715		Ameriprise Financial, Inc	5,126
1,444,992		AMP Ltd	3,331
595,211		Bank of New York Mellon Corp	30,350
79,185		BlackRock, Inc	37,322
301,461		Capital One Financial Corp	28,618
665,152		Charles Schwab Corp	32,692
6,710		Chimera Investment Corp	122
202,554		CME Group, Inc	34,477
73,651		Deutsche Boerse AG.	9,848
306,139		Discover Financial Services	23,404
3,050		Dynex Capital, Inc	19
5,122	*	E*TRADE Financial Corp	268
104,230		EXOR NV	6,954
15,538		Factset Research Systems, Inc	3,476
53,294		Franklin Resources, Inc	1,621
34,985	*	Green Dot Corp	3,107
398,375		Hong Kong Exchanges and Clearing Ltd	11,383
194,743		Invesco Ltd	4,456
617,282		Investec plc	4,330
33,731		Investment Technology Group, Inc	731
138,061		Investor AB (B Shares)	6,362
47,941		Legg Mason, Inc	1,497
162,751		London Stock Exchange Group plc	9,725
655		LPL Financial Holdings, Inc	42
127,644		Macquarie Group Ltd	11,612
371,500		Mitsubishi UFJ Lease & Finance Co Ltd	2,186
41,309		Moody’s Corp	6,907
18,748		Morgan Stanley	873
910		Morningstar, Inc	115
909,617		Natixis	6,177
12,048	*,m	NewStar Financial, Inc	3
181,295		Northern Trust Corp	18,516
104,012	*	On Deck Capital, Inc	787
1,841		Raymond James Financial, Inc	169
156,231		S&P Global, Inc	30,526
118,564		Schroders plc	4,776
1,371,445		Standard Life plc	5,465
213,089		State Street Corp	17,853
68,336		T Rowe Price Group, Inc	7,461
119,663		TD Ameritrade Holding Corp	6,322
18,320		Voya Financial, Inc	910
25,534		Wendel	3,805
		TOTAL DIVERSIFIED FINANCIALS	440,075

ENERGY - 3.5%
31,900		Aker BP ASA	1,351
161,542	e	AltaGas Income Trust	2,570
38,588		Andeavor	5,923
116,691	*	Antero Resources Corp	2,067
142,503		Apache Corp	6,793
15,185		Archrock, Inc	185
265,911		Baker Hughes a GE Co	8,996
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,509	*	California Resources Corp	$73
3,504		Caltex Australia Ltd	76
635,237		Cenovus Energy, Inc (Toronto)	6,379
151,798	*	Cheniere Energy, Inc	10,548
26,240		Cimarex Energy Co	2,439
474,868		ConocoPhillips	36,755
36,588	*,e	Covia Holdings Corp	328
45,427	e	Delek US Holdings, Inc	1,927
244,689		Devon Energy Corp	9,773
16,418		Enagas	443
470,850		Enbridge, Inc (Toronto)	15,194
501,676		EnCana Corp	6,576
89,219		EQT Corp	3,946
33,952	*	Exterran Corp	901
78,969	*	Forum Energy Technologies, Inc	817
382,818		Galp Energia SGPS S.A.	7,590
47,174		Green Plains Renewable Energy, Inc	811
97,403	*	Helix Energy Solutions Group, Inc	962
114,164		Hess Corp	8,172
698,986		Inpex Holdings, Inc	8,733
175,428		John Wood Group plc	1,760
1,917,088		Kinder Morgan, Inc	33,990
57,666		Koninklijke Vopak NV	2,841
1,460	*	Laredo Petroleum Holdings, Inc	12
73,151		Lundin Petroleum AB	2,788
336,579		Marathon Oil Corp	7,836
28,451	*	Matrix Service Co	701
108,605	*	McDermott International, Inc	2,002
326,254		National Oilwell Varco, Inc	14,055
16,599	*	Natural Gas Services Group, Inc	350
81,374		Neste Oil Oyj	6,707
575	*	Newfield Exploration Co	17
107,917	*	Newpark Resources, Inc	1,117
173,638		Noble Energy, Inc	5,416
468,968		Occidental Petroleum Corp	38,535
5,830	*	Oceaneering International, Inc	161
138,124		OMV AG.	7,749
261,849		Oneok, Inc	17,751
8,920		PBF Energy, Inc	445
4,435	*	PDC Energy, Inc	217
81,362		Pioneer Natural Resources Co	14,172
50,847	*	Renewable Energy Group, Inc	1,464
581,547		Repsol YPF S.A.	11,577
1,410	e	RPC, Inc	22
372,495		Santos Ltd	1,956
650,819		Schlumberger Ltd	39,648
171,800		Showa Shell Sekiyu KK	3,644
8,573		SM Energy Co	270
1,955,918		Snam Rete Gas S.p.A.	8,134
236,915	*	Southwestern Energy Co	1,211
459,630		Statoil ASA	12,923
439,419		Suncor Energy, Inc	17,003
143,731	*	Superior Energy Services	1,400
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,009		Targa Resources Investments, Inc	$57
801	e	TechnipFMC plc (Euro OTC)	25
282,465		Tenaris S.A.	4,731
244,854	*	Tetra Technologies, Inc	1,104
497,645		Total S.A.	32,357
4,961	*	Unit Corp	129
23,728	e	US Silica Holdings Inc	447
332,521		Valero Energy Corp	37,824
712,045	*,e	Weatherford International Ltd	1,930
283,365		Woodside Petroleum Ltd	7,905
25,600		World Fuel Services Corp	709
		TOTAL ENERGY	495,420

FOOD & STAPLES RETAILING - 0.6%
156,900		Aeon Co Ltd	3,780
78,526		Alimentation Couche Tard, Inc	3,928
58,689		Casey’s General Stores, Inc	7,577
46,095	e	Casino Guichard Perrachon S.A.	1,940
41,504	*	Chefs’ Warehouse Holdings, Inc	1,509
700		FamilyMart Co Ltd	73
34,555		George Weston Ltd	2,616
612,987		J Sainsbury plc	2,568
103,584		Loblaw Cos Ltd	5,322
147,990		Metro Wholesale & Food Specialist AG.	2,318
99,916	*	Performance Food Group Co	3,327
26,111		Pricesmart, Inc	2,114
101,919	*	Smart & Final Stores, Inc	581
48,144		Spartan Stores, Inc	966
198,234	*	Sprouts Farmers Market, Inc	5,434
3,394,984		Tesco plc	10,614
81,296	*	United Natural Foods, Inc	2,435
415,797	*	US Foods Holding Corp	12,815
12,906		Weis Markets, Inc	560
208,002	e	Wesfarmers Ltd	7,490
459,754		WM Morrison Supermarkets plc	1,554
6,082		Woolworths Ltd	123
		TOTAL FOOD & STAPLES RETAILING	79,644

FOOD, BEVERAGE & TOBACCO - 2.4%
331,300		Ajinomoto Co, Inc	5,691
40,341		Archer Daniels Midland Co	2,028
259,803		Associated British Foods plc	7,754
1,826		Barry Callebaut AG.	3,458
43,258		Bunge Ltd	2,972
110,151	e	Campbell Soup Co	4,035
442,739		Coca-Cola Amatil Ltd	3,121
1,396,267		Coca-Cola Co	64,494
171,578		Coca-Cola European Partners plc (Class A)	7,802
187,245		Coca-Cola HBC AG.	6,379
188,469		Danone	14,647
12,371	*	Freshpet, Inc	454
370,648		General Mills, Inc	15,908
2,360	*	Hain Celestial Group, Inc	64
116,392	e	Hormel Foods Corp	4,586
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

192,538		Kellogg Co	$13,481
78,731		Kerry Group plc (Class A)	8,707
99,300	e	Kikkoman Corp	5,914
10,588		McCormick & Co, Inc	1,395
919,256		Mondelez International, Inc	39,491
572,365		Nestle S.A.	47,642
47,900		Nissin Food Products Co Ltd	3,295
455,798		Orkla ASA	3,851
534,713		PepsiCo, Inc	59,781
129,900		Suntory Beverage & Food Ltd	5,503
69,000		Yakult Honsha Co Ltd	5,659
		TOTAL FOOD, BEVERAGE & TOBACCO	338,112

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
30,869	*	Abiomed, Inc	13,883
39,924	*	Acadia Healthcare Co, Inc	1,405
39,666	*	Accuray, Inc	178
11,700		Alfresa Holdings Corp	313
50,114	*	Align Technology, Inc	19,606
55,129	*	Allscripts Healthcare Solutions, Inc	786
37,965	*	Amedisys, Inc	4,744
40,869	*	AMN Healthcare Services, Inc	2,236
35,222	*	Angiodynamics, Inc	766
49,395	*	athenahealth, Inc	6,599
32,319	*	AtriCure, Inc	1,132
163,616		Becton Dickinson & Co	42,704
73,393	*	Brookdale Senior Living, Inc	721
31,810	*	Capital Senior Living Corp	300
239,727		Cardinal Health, Inc	12,945
17,497	*	Cardiovascular Systems, Inc	685
161,618	*	Centene Corp	23,399
182,855	*	Cerner Corp	11,778
79,050	*	Cerus Corp	570
50,101		Coloplast AS	5,118
14,582	e	Computer Programs & Systems, Inc	392
308,743	g	ConvaTec Group plc	934
19,943		Cooper Cos, Inc	5,527
4,570	*	Corvel Corp	275
25,039	*	Cross Country Healthcare, Inc	219
89,684		CVS Health Corp	7,060
78,540		Dentsply Sirona, Inc	2,964
21,016	*	Diplomat Pharmacy, Inc	408
131,551	*	Edwards Lifesciences Corp	22,903
105,895	*	Endologix, Inc	202
109,231	*	Envision Healthcare Corp	4,995
73,692		Essilor International S.A.	10,908
52,788	*	GenMark Diagnostics, Inc	388
4,374	*	Haemonetics Corp	501
174,383		HCA Holdings, Inc	24,260
583,695		Healthscope Ltd	885
26,729	*	Henry Schein, Inc	2,273
10,561	*	HMS Holdings Corp	346
132,293	*	Hologic, Inc	5,421
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

114,313		Humana, Inc	$38,697
39,661	*	Idexx Laboratories, Inc	9,902
38,105	*	Integer Holding Corp	3,161
305,083		Koninklijke Philips Electronics NV	13,906
66,632	*	Laboratory Corp of America Holdings	11,573
19,312	*	LHC Group, Inc	1,989
43,058	*	LifePoint Hospitals, Inc	2,773
9,373	*	LivaNova plc	1,162
345,756		Mediclinic International plc	1,931
7,710	*	Medidata Solutions, Inc	565
37,651	*	Merit Medical Systems, Inc	2,314
42,933	*	NextGen Healthcare, Inc	862
95,734		NMC Health plc	4,232
46,381	*	Omnicell, Inc	3,335
70,523	*	OraSure Technologies, Inc	1,090
1,240	*	Penumbra, Inc	186
2,830	*	Premier, Inc	130
15,337	*	Providence Service Corp	1,032
29,557		Quest Diagnostics, Inc	3,189
19,319	*	Quidel Corp	1,259
103,188		Ramsay Health Care Ltd	4,094
57,860		Resmed, Inc	6,674
252,994		Ryman Healthcare Ltd	2,346
8,303		Sartorius AG.	1,346
54,324	*	Select Medical Holdings Corp	1,000
27,097	*	Staar Surgical Co	1,301
41,823	*,e	Surgery Partners, Inc	690
63,500		Sysmex Corp	5,476
27,659	*,e	Teladoc, Inc	2,388
19,606	*,e	Tivity Health, Inc	630
18,482	*	Triple-S Management Corp (Class B)	349
200,002		UnitedHealth Group, Inc	53,208
16,067		US Physical Therapy, Inc	1,906
20,611	*	Varian Medical Systems, Inc	2,307
29,070	*	Veeva Systems, Inc	3,165
32,132	*	Vocera Communications, Inc	1,175
846		West Pharmaceutical Services, Inc	104
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	432,176

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
493		Clorox Co	74
418,330		Colgate-Palmolive Co	28,007
4,015		Energizer Holdings, Inc	236
29,864		Essity AB	750
89,385		Estee Lauder Cos (Class A)	12,989
78,239		Henkel KGaA	8,300
22,604		Henkel KGaA (Preference)	2,650
46,900		Kao Corp	3,789
87,120		Kimberly-Clark Corp	9,900
68,224		L’Oreal S.A.	16,448
831,833		Procter & Gamble Co	69,234
47,600		Shiseido Co Ltd	3,687
283,027		Unilever NV	15,743
322,263		Unilever plc	17,703
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	189,510
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 2.6%
1,073,234		Aegon NV	$6,966
102,018		Allianz AG.	22,706
69,116		Allstate Corp	6,822
693,538		American International Group, Inc	36,924
3,753	*	Arch Capital Group Ltd	112
2,370		Arthur J. Gallagher & Co	176
34,267		Aspen Insurance Holdings Ltd	1,432
429,880		Assicurazioni Generali S.p.A.	7,402
1,684,558		Aviva plc	10,748
574,060		AXA S.A.	15,382
2,167		Axis Capital Holdings Ltd	125
291,953		Chubb Ltd	39,017
162,931		CNP Assurances	3,928
1,270		First American Financial Corp	66
2,823,775		Legal & General Group plc	9,640
2,173		Lincoln National Corp	147
236,587		Loews Corp	11,884
383,778		Marsh & McLennan Cos, Inc	31,746
54,934		Muenchener Rueckver AG.	12,134
109,100		NKSJ Holdings, Inc	4,649
58,440		NN Group NV	2,608
20,520		Principal Financial Group	1,202
396,061		Progressive Corp	28,136
344,651		Prudential Financial, Inc	34,920
739,116		Prudential plc	16,947
209,543		RSA Insurance Group plc	1,570
169,346		Sun Life Financial, Inc	6,732
110,861		Swiss Re Ltd	10,214
173,200		Tokio Marine Holdings, Inc	8,598
206,143		Travelers Cos, Inc	26,739
495		White Mountains Insurance Group Ltd	463
1,467	e	Willis Towers Watson plc	207
46,595		Zurich Financial Services AG.	14,692
		TOTAL INSURANCE	375,034

MATERIALS - 3.0%
107,681		Agnico-Eagle Mines Ltd	3,678
124,417		Air Liquide	16,339
155,939		Air Products & Chemicals, Inc	26,050
63,469		Akzo Nobel NV	5,937
24,722		Albemarle Corp	2,467
2,320,329		Alumina Ltd	4,645
1,306		Aptargroup, Inc	141
226,300		Asahi Kasei Corp	3,431
2,277	*	Axalta Coating Systems Ltd	66
129,640		Ball Corp	5,703
214,323		BASF SE	19,018
950		Bemis Co, Inc	46
531	*	Berry Plastics Group, Inc	26
515,949		BlueScope Steel Ltd	6,328
264,285		Boliden AB	7,350
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

17,502		Celanese Corp (Series A)	$1,995
34,439	*,e	Century Aluminum Co	412
6,223		Christian Hansen Holding	631
14,714	*	Clearwater Paper Corp	437
86,865		Commercial Metals Co	1,782
256,913		CRH plc	8,405
65,860		Croda International plc	4,464
5,941		DSM NV	629
232,477		Ecolab, Inc	36,448
104,881		Evonik Industries AG.	3,751
5,690	*	Ferro Corp	132
313		FMC Corp	27
1,017,981		Fortescue Metals Group Ltd	2,885
60,932		Franco-Nevada Corp	3,812
4,290		Givaudan S.A.	10,556
83,785		HeidelbergCement AG.	6,544
197,200	e	Hitachi Metals Ltd	2,442
28,589		Imerys S.A.	2,111
827		International Flavors & Fragrances, Inc	115
172,881		International Paper Co	8,497
131,475		Johnson Matthey plc	6,101
27,080		Kapstone Paper and Packaging Corp	918
59,233		Louisiana-Pacific Corp	1,569
190,457		LyondellBasell Industries AF S.C.A	19,524
197		Martin Marietta Materials, Inc	36
9,897		Materion Corp	599
25,920		Minerals Technologies, Inc	1,752
486,000		Mitsubishi Chemical Holdings Corp	4,651
152,392		Mitsui Chemicals, Inc	3,811
77,471		Mondi plc	2,121
174,165		Mosaic Co	5,657
311,816		Newcrest Mining Ltd	4,379
202,242		Newmont Mining Corp	6,108
359,400		Nippon Steel Corp	7,602
28,700		Nitto Denko Corp	2,152
1,299,449		Norsk Hydro ASA	7,793
339,980		Nucor Corp	21,572
207,009	e	Nutrien Ltd (Toronto)	11,953
205,572		Praxair, Inc	33,042
4,188		Reliance Steel & Aluminum Co	357
91,340		Royal Gold, Inc	7,039
10,424		Schnitzer Steel Industries, Inc (Class A)	282
337		Scotts Miracle-Gro Co (Class A)	27
1,772		Sealed Air Corp	71
131,300		Shin-Etsu Chemical Co Ltd	11,608
5,600		Showa Denko KK	309
31,200		Sika AG.	4,540
1,033		Sonoco Products Co	57
153,789		Stora Enso Oyj (R Shares)	2,937
1,184,000		Sumitomo Chemical Co Ltd	6,929
224,500		Sumitomo Metal Mining Co Ltd	7,872
67,852	*	Summit Materials, Inc	1,234
376,603		Teck Cominco Ltd	9,076
9,000		Toray Industries, Inc	67
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

29,019		Trinseo S.A.	$2,272
100,625		Umicore S.A.	5,621
166,329		UPM-Kymmene Oyj	6,523
19,003	*,e	US Concrete, Inc	871
108,655		Voestalpine AG.	4,963
39,240		Vulcan Materials Co	4,363
128,298		WestRock Co	6,856
124,372		Wheaton Precious Metals Corp	2,176
		TOTAL MATERIALS	424,690

MEDIA - 0.9%
1,669		Cable One, Inc	1,475
19,251		Cinemark Holdings, Inc	774
66,744		Clear Channel Outdoor Holdings, Inc (Class A)	397
700		CyberAgent, Inc	37
17,000		Dentsu, Inc	789
291,226	*,e	Discovery, Inc (Class A)	9,319
315,190	*	Discovery, Inc (Class C)	9,323
84,634		Entravision Communications Corp (Class A)	415
152,247	*	Gray Television, Inc	2,664
17,922		Interpublic Group of Cos, Inc	410
730,228		ITV plc	1,499
53,477		JC Decaux S.A.	1,956
15,074		John Wiley & Sons, Inc (Class A)	913
179,060	*	Liberty Broadband Corp (Class C)	15,095
4,448	*	Liberty Global plc	125
2,960	*	Liberty Global plc (Class A)	86
64,304	*	Live Nation, Inc	3,503
5,583	*	Loral Space & Communications, Inc	253
6,202		Marcus Corp	261
137,608		New York Times Co (Class A)	3,186
149,250		Omnicom Group, Inc	10,152
369,400	e	Pearson plc	4,276
63,571		ProSiebenSat. Media AG.	1,647
3,689	*	RELX plc	77
500,675		RELX plc (London)	10,533
7,561		Schibsted ASA (B Shares)	263
11,472		Scholastic Corp	536
52,959		Sinclair Broadcast Group, Inc (Class A)	1,501
2,898,662	e	Sirius XM Holdings, Inc	18,320
468,396		Sky plc	10,556
17,183		Tribune Co	660
212,730		Vivendi Universal S.A.	5,471
23,762		World Wrestling Entertainment, Inc (Class A)	2,298
508,239		WPP plc	7,443
		TOTAL MEDIA	126,213

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
419,159		AbbVie, Inc	39,644
96,085	*,e	Acadia Pharmaceuticals, Inc	1,995
8,756	*,e	Acceleron Pharma, Inc	501
4,399	*	Acorda Therapeutics, Inc	86
18,975	*,e	Aduro Biotech, Inc	139
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

244,373		Agilent Technologies, Inc	$17,238
24,557	*	Agios Pharmaceuticals, Inc	1,894
85,128	*	Akorn, Inc	1,105
628	*	Alkermes plc	27
269,744		Amgen, Inc	55,915
701,314		Astellas Pharma, Inc	12,247
291,740		AstraZeneca plc	22,739
9,400		AstraZeneca plc (ADR)	372
56,798	*,e	Aurora Cannabis, Inc	546
85,693	*	Bellicum Pharmaceuticals, Inc	528
165,249	*,e	BioCryst Pharmaceuticals, Inc	1,261
89,593	*	Biogen Idec, Inc	31,654
68,357	*	BioMarin Pharmaceutical, Inc	6,629
16,205	*	Bluebird Bio, Inc	2,366
664,344		Bristol-Myers Squibb Co	41,243
1,178		Bruker BioSciences Corp	39
312,833	*	Celgene Corp	27,995
147,897		Chugai Pharmaceutical Co Ltd	9,507
69,722	*	Coherus Biosciences, Inc	1,150
23,539	*,e	Collegium Pharmaceutical, Inc	347
97,886		CSL Ltd	14,223
80,900		Eisai Co Ltd	7,881
466,548		Eli Lilly & Co	50,065
5,911	*,e	Esperion Thereapeutics, Inc	262
40,521	*	FibroGen, Inc	2,462
19,936	*,e	Flexion Therapeutics Inc	373
25,931	*	Genmab AS	4,073
458,560		Gilead Sciences, Inc	35,405
2,142		H Lundbeck AS	132
11,045	*	Halozyme Therapeutics, Inc	201
32,463	*	Illumina, Inc	11,916
878	*	Incyte Corp	61
32,294	*,e	Inovio Pharmaceuticals, Inc	180
34,337	*,e	Intersect ENT, Inc	987
64,045	*	Iovance Biotherapeutics, Inc	720
95,476	*	IQVIA Holdings, Inc	12,387
417	*	Jazz Pharmaceuticals plc	70
221,500		Kyowa Hakko Kogyo Co Ltd	4,156
33,093		Lonza Group AG.	11,321
90,218		Merck KGaA	9,321
7,999	*	Mettler-Toledo International, Inc	4,871
71,288	*	Nektar Therapeutics	4,346
422,145		Novo Nordisk AS	19,868
92,678	*,e	Opko Health, Inc	321
1,883		Orion Oyj (Class B)	71
9,341	*	PerkinElmer, Inc	909
652		Perrigo Co plc	46
76,847	*	Prestige Brands Holdings, Inc	2,912
160,718	*,e	Progenics Pharmaceuticals, Inc	1,008
16,974	*	Prothena Corp plc	222
181,028	*	QIAGEN NV (Turquoise)	6,856
567	*	Repligen Corp	31
140,435		Roche Holding AG.	33,959
10,089	*	Sage Therapeutics, Inc	1,425
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

62,806	*	Sangamo Biosciences, Inc	$1,065
259,402		Sanofi-Aventis	23,177
25,811	*	Sarepta Therapeutics, Inc	4,169
945,287		Schering-Plough Corp	67,059
93,800		Shionogi & Co Ltd	6,132
4,346	*,e	Spark Therapeutics, Inc	237
23,800	e	Sumitomo Dainippon Pharma Co Ltd	547
19,426	*,e	TESARO, Inc	758
30,109	*,e	Theravance Biopharma, Inc	984
42,324		UCB S.A.	3,803
31,135	*,e	Ultragenyx Pharmaceutical, Inc	2,377
114,807	*	Vertex Pharmaceuticals, Inc	22,128
4,804		Vifor Pharma AG.	833
27,717	*	Waters Corp	5,396
324,616		Zoetis, Inc	29,722
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	688,595

REAL ESTATE - 2.1%
20,600		Aeon Mall Co Ltd	354
15,548	*,e	Altisource Portfolio Solutions S.A.	501
57,161		American Campus Communities, Inc	2,353
279,287		American Tower Corp	40,581
108,838		Boston Properties, Inc	13,397
4,210		Brandywine Realty Trust	66
805,154		British Land Co plc	6,476
80,242		Brixmor Property Group, Inc	1,405
1,153,449		CapitaLand Ltd	2,841
151,020	*	CBRE Group, Inc	6,660
228,200		City Developments Ltd	1,521
32,533		Coresite Realty	3,616
292,300		Daiwa House Industry Co Ltd	8,662
132,166		Duke Realty Corp	3,749
2,171		Easterly Government Properties, Inc	42
58,356		Equinix, Inc	25,262
33,746		Forest City Realty Trust, Inc	847
539		Gecina S.A.	90
462,907		Hammerson plc	2,754
1,326,000		Hang Lung Properties Ltd	2,587
329,519		HCP, Inc	8,673
257,492		Host Marriott Corp	5,433
50,390	*	Howard Hughes Corp	6,259
269,000		Hulic Co Ltd	2,640
158,670		Hysan Development Co Ltd	801
158,410		Iron Mountain, Inc	5,468
40,680	e	iStar Financial, Inc	454
2,640		Jones Lang LaSalle, Inc	381
495,014		Land Securities Group plc	5,700
45,796		Lend Lease Corp Ltd	651
3,590		Liberty Property Trust	152
423,000		Link REIT	4,165
533,400		Mitsubishi Estate Co Ltd	9,057
362,810		Mitsui Fudosan Co Ltd	8,581
17		Nippon ProLogis REIT, Inc	34
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

59,300		Nomura Real Estate Holdings, Inc	$1,196
49,218		NorthStar Realty Europe Corp	697
31,860		Paramount Group, Inc	481
7,000		Piedmont Office Realty Trust, Inc	132
508,773		Prologis, Inc	34,490
36,640		QTS Realty Trust, Inc	1,563
3,184		Rayonier, Inc	108
3,772	e	Realogy Holdings Corp	78
3,556		RMR Group, Inc	330
77,912	*	SBA Communications Corp	12,515
405,518		Scentre Group	1,165
422,920		Segro plc	3,519
12,041		Senior Housing Properties Trust	211
6,210		Starwood Property Trust, Inc	134
463,500		Swire Pacific Ltd (Class A)	5,076
1,128,400		Swire Properties Ltd	4,274
2,845	*	Tejon Ranch Co	62
35,140		Tier REIT, Inc	847
92,183		UDR, Inc	3,727
40,112		Unibail-Rodamco-Westfield	8,080
34,700		UOL Group Ltd	175
111,568		Vornado Realty Trust	8,144
341,664		Welltower, Inc	21,976
291,785		Weyerhaeuser Co	9,416
		TOTAL REAL ESTATE	300,609

RETAILING - 3.1%
74,043	*	1-800-FLOWERS.COM, Inc (Class A)	874
35,173		Advance Auto Parts, Inc	5,921
440	*	Autonation, Inc	18
101,665		Best Buy Co, Inc	8,068
23,454	*	Booking Holdings, Inc	46,533
83,674	*	CarMax, Inc	6,248
23,706		Dollarama, Inc	747
153,002		Expedia, Inc	19,964
18,500		Fast Retailing Co Ltd	9,372
3,529	*	Five Below, Inc	459
3,480	e	GameStop Corp (Class A)	53
183,206		Gap, Inc	5,286
24,552	*	Genesco, Inc	1,156
679		Genuine Parts Co	67
6,844	e	Group 1 Automotive, Inc	444
1,000,594	*	Groupon, Inc	3,772
14,217		Haverty Furniture Cos, Inc	314
61,083	e	Hennes & Mauritz AB (B Shares)	1,129
31,775	*,e	Hibbett Sports, Inc	597
365,287		Home Depot, Inc	75,669
392,387		Industria De Diseno Textil S.A.	11,855
92,700		Jardine Cycle & Carriage Ltd	2,170
24,493		Kering	13,137
298,277		Kingfisher plc	1,009
167,864		Kohl’s Corp	12,514
829		L Brands, Inc	25
97,581	*,e	Lands’ End, Inc	1,713
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,405,620		Li & Fung Ltd	$1,211
120,512	*	LKQ Corp	3,817
416,666		Lowe’s Companies, Inc	47,842
1,225		Macy’s, Inc	43
16,107	*	MarineMax, Inc	342
342,665		Marks & Spencer Group plc	1,289
2,400	e	Marui Co Ltd	59
308	*	Murphy USA, Inc	26
159,626	*	NetFlix, Inc	59,721
31,269		Next plc	2,238
300		Nitori Co Ltd	43
25,231		Nordstrom, Inc	1,509
119,203	e	Nutri/System, Inc	4,416
102,526		Office Depot, Inc	329
66,187	*,e	Overstock.com, Inc	1,833
201		Pool Corp	34
48,646		Rent-A-Center, Inc	700
238,435		Ross Stores, Inc	23,629
1,746	*	Sally Beauty Holdings, Inc	32
15,085	e	Shoe Carnival, Inc	581
115,603	*	Shutterfly, Inc	7,617
8,700		Start Today Co Ltd	263
87,102		Target Corp	7,683
22,162		Tiffany & Co	2,858
15,696		Tile Shop Holdings, Inc	112
71,399		TJX Companies, Inc	7,998
12,920		Tractor Supply Co	1,174
97,627	*,e	TripAdvisor, Inc	4,986
31,204	*	Ulta Beauty, Inc	8,803
98,756	*,e	Wayfair, Inc	14,583
46,193	e	Williams-Sonoma, Inc	3,036
29,100	*,g	Zalando SE	1,131
		TOTAL RETAILING	439,052

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
571,903		Applied Materials, Inc	22,104
97,176		ASML Holding NV	18,245
29,888	*	Cirrus Logic, Inc	1,154
21,963	*	First Solar, Inc	1,063
18,222	*	Integrated Device Technology, Inc	857
1,382,301		Intel Corp	65,369
68,536		Lam Research Corp	10,397
186,033		NVIDIA Corp	52,279
455,805		Texas Instruments, Inc	48,904
56,700		Tokyo Electron Ltd	7,814
34,766	e	Universal Display Corp	4,099
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	232,285

SOFTWARE & SERVICES - 5.4%
297,582		Accenture plc	50,649
102,701		Amadeus IT Holding S.A.	9,519
18,884	*	Aspen Technology, Inc	2,151
733		Atos Origin S.A.	87
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

168,989	*	Autodesk, Inc	$26,381
51,133	*,e	Benefitfocus, Inc	2,068
371,579	*	Black Knight, Inc	19,304
27,736		Blackbaud, Inc	2,815
85,228	*	Blackberry Ltd (New)	965
311,862		Booz Allen Hamilton Holding Co	15,478
312,108		CA, Inc	13,780
179,568	*	Cadence Design Systems, Inc	8,138
80,102		Cap Gemini S.A.	10,085
96,573	*	Cardtronics plc	3,056
127,574	*	CGI Group, Inc	8,225
23,801	*	ChannelAdvisor Corp	296
95,102		Computershare Ltd	1,370
415,660	*	Conduent, Inc	9,361
63,670		CSG Systems International, Inc	2,556
39,964	*,e	Ellie Mae, Inc	3,787
124,524	*	Etsy, Inc	6,398
101,473	*	Euronet Worldwide, Inc	10,170
29,933	*	ExlService Holdings, Inc	1,982
95,600		Fujitsu Ltd	6,811
324,454	*,e	Gogo, Inc	1,684
374,142		International Business Machines Corp	56,574
178,752		Intuit, Inc	40,648
216,763	*	Limelight Networks, Inc	1,088
94,174		LogMeIn, Inc	8,391
771	*	Manhattan Associates, Inc	42
1,762,380		Microsoft Corp	201,563
85,314	*	MINDBODY, Inc	3,468
42,795	*	MoneyGram International, Inc	229
90,382	*	New Relic, Inc	8,517
12,500		Nintendo Co Ltd	4,548
64,400		Nomura Research Institute Ltd	3,252
89,639	*	Nutanix, Inc	3,829
29,738	*	OneSpan, Inc	566
96,077		Open Text Corp	3,656
1,132,023		Oracle Corp	58,367
1,800		Otsuka Corp	67
323,961	*,e	Pandora Media, Inc	3,081
19,344	*	Paycom Software, Inc	3,006
5,706	*	Paylocity Holding Corp	458
70,881	*	Perficient, Inc	1,889
73,830	*	PTC, Inc	7,840
37,857	*	Qualys, Inc	3,373
171,930	*	Quotient Technology, Inc	2,665
67,765	*	RingCentral, Inc	6,306
326,001	*	salesforce.com, Inc	51,844
217,856		SAP AG.	26,788
67,561		Science Applications International Corp	5,445
194,307	*	ServiceSource International LLC	554
49,175	*	SPS Commerce, Inc	4,880
41,006	*	Sykes Enterprises, Inc	1,250
31,618	*	Tableau Software, Inc	3,533
224,993	*	Teradata Corp	8,484
82,173		TiVo Corp	1,023
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

250,782		Travelport Worldwide Ltd	$4,231
6,080		TTEC Holdings, Inc	157
69,730	*	Twilio, Inc	6,016
20,628	*	Ultimate Software Group, Inc	6,646
40,347	*	Virtusa Corp	2,167
37,590	*	Zendesk, Inc	2,669
		TOTAL SOFTWARE & SERVICES	766,226

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
15,530	*	Anixter International, Inc	1,092
1,083,548		Apple, Inc	244,600
25,108		Badger Meter, Inc	1,329
4,043		Belden CDT, Inc	289
127,495		Benchmark Electronics, Inc	2,983
1,542,377		Cisco Systems, Inc	75,036
24,360	*,e	Coherent, Inc	4,195
9,404		Comtech Telecommunications Corp	341
548,618		Corning, Inc	19,366
84,642	*	Cray, Inc	1,820
33,384		CTS Corp	1,145
39,009		Daktronics, Inc	306
148,884		Dolby Laboratories, Inc (Class A)	10,417
838,820		Ericsson (LM) (B Shares)	7,424
95,486	*	Fabrinet	4,417
25,626	*	FARO Technologies, Inc	1,649
76,904	*,e	Finisar Corp	1,465
1,281,207		Hewlett Packard Enterprise Co	20,897
1,421,592		HP, Inc	36,634
20,660	*	Insight Enterprises, Inc	1,118
44,469	*	Itron, Inc	2,855
229,537		Jabil Circuit, Inc	6,216
27,200		Keyence Corp	15,800
4,153	*	Keysight Technologies, Inc	275
34,382	*	Kimball Electronics, Inc	676
193,000		Konica Minolta Holdings, Inc	2,054
151,900		Kyocera Corp	9,117
25,369		Littelfuse, Inc	5,020
12,679	*	Lumentum Holdings, Inc	760
37,090		Methode Electronics, Inc	1,343
91,819		Motorola, Inc	11,949
3,868		MTS Systems Corp	212
69,700		Murata Manufacturing Co Ltd	10,710
158,385		National Instruments Corp	7,655
103,381		NEC Corp	2,857
9,996	*	Netgear, Inc	628
26,169	*	Novanta, Inc	1,790
58,800		Omron Corp	2,485
7,653	*	OSI Systems, Inc	584
21,896	*	Plexus Corp	1,281
64,222	*	Ribbon Communications, Inc	439
20,224	*	Rogers Corp	2,979
32,127	*	Scansource, Inc	1,282
67,700		Shimadzu Corp	2,122
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

25,259		SYNNEX Corp	$2,139
4,348		TE Connectivity Ltd	382
74,240	*	Tech Data Corp	5,313
150,468	*	TTM Technologies, Inc	2,394
162,947		Vishay Intertechnology, Inc	3,316
242,410		Xerox Corp	6,540
138,600		Yaskawa Electric Corp	4,117
32,700		Yokogawa Electric Corp	692
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	552,505

TELECOMMUNICATION SERVICES - 1.1%
14,903	*	Boingo Wireless, Inc	520
3,706,656		BT Group plc	10,880
898,805		CenturyLink, Inc	19,055
72,478	*	Cincinnati Bell, Inc	1,156
24,511		Cogent Communications Group, Inc	1,368
100,517	e	Consolidated Communications Holdings, Inc	1,311
207,233	*,e	Iridium Communications, Inc	4,663
535,332		KDDI Corp	14,768
484,200		NTT DoCoMo, Inc	13,014
725,735		Orange S. A.	11,548
47,991	*	Orbcomm, Inc	521
190,961		Rogers Communications, Inc (Class B)	9,821
3,479,100		Singapore Telecommunications Ltd	8,245
1,989,275	*	Sprint Corp	13,010
17,350		Swisscom AG.	7,869
2,071		Tele2 AB (B Shares)	25
130,517		Telenor ASA	2,552
168,403		TeliaSonera AB	772
779,160		Telstra Corp Ltd	1,795
14,166		TELUS Corp	522
6,925,372		Vodafone Group plc	14,839
345,199	*	Vonage Holdings Corp	4,888
308,391	*	Zayo Group Holdings, Inc	10,707
		TOTAL TELECOMMUNICATION SERVICES	153,849

TRANSPORTATION - 1.8%
27,025		Aeroports de Paris	6,085
57,900	e	All Nippon Airways Co Ltd	2,023
60		Amerco, Inc	21
4,904		Arkansas Best Corp	238
293,213		Auckland International Airport Ltd	1,419
11,737	*	Avis Budget Group, Inc	377
196,808		Canadian National Railway Co	17,660
58,600		Central Japan Railway Co	12,200
612		CH Robinson Worldwide, Inc	60
307,314		CSX Corp	22,757
252,046		Delta Air Lines, Inc	14,576
313,413		Deutsche Post AG.	11,143
124,500		East Japan Railway Co	11,565
12,132	*	Echo Global Logistics, Inc	376
813		Expeditors International of Washington, Inc	60
33,952		Fraport AG. Frankfurt Airport Services Worldwide	2,997
10,552	*	Genesee & Wyoming, Inc (Class A)	960
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

80,600		Hankyu Hanshin Holdings, Inc	$2,858
33,090	*,e	Hertz Global Holdings, Inc	540
592		Kansas City Southern Industries, Inc	67
9,600		Kintetsu Corp	386
723		Kuehne & Nagel International AG.	115
459		Landstar System, Inc	56
65,400	e	Mitsui OSK Lines Ltd	1,908
1,407,101		MTR Corp	7,400
23,078	e	Nippon Yusen Kabushiki Kaisha	434
82,744		Norfolk Southern Corp	14,935
42,500	e	Odakyu Electric Railway Co Ltd	1,005
5,634		Ryder System, Inc	412
185,000		Singapore Airlines Ltd	1,318
304,949		Southwest Airlines Co	19,044
15,030	*	Spirit Airlines, Inc	706
71,470		Sydney Airport	356
75,800		Tokyu Corp	1,386
1,122,669		Transurban Group (ASE)	9,098
302,271		Union Pacific Corp	49,219
368,329		United Parcel Service, Inc (Class B)	43,002
200		West Japan Railway Co	14
8,260	*	YRC Worldwide, Inc	74
		TOTAL TRANSPORTATION	258,850

UTILITIES - 1.8%
283,455		American Electric Power Co, Inc	20,091
40,463		American Water Works Co, Inc	3,560
500,415		APA Group (ASE)	3,609
4,270		Aqua America, Inc	158
7,166		Avista Corp	362
332,200		Chubu Electric Power Co, Inc	5,032
5,605		CMS Energy Corp	275
258,611		Consolidated Edison, Inc	19,704
482,196		Dominion Resources, Inc	33,889
1,246		DTE Energy Co	136
117,711		Edison International	7,967
1,422,424		Enel S.p.A.	7,271
10,425		Energias de Portugal S.A.	38
188,278		Eversource Energy	11,568
112,045		Fortis, Inc	3,633
59,506		Gas Natural SDG S.A.	1,622
4,945,147		Hong Kong & China Gas Ltd	9,802
103,000		Hong Kong Electric Holdings Ltd	716
1,903,650		Iberdrola S.A.	13,982
17,899		Idacorp, Inc	1,776
142,000		Kyushu Electric Power Co, Inc	1,716
4,730		MDU Resources Group, Inc	122
644,718		Meridian Energy Ltd	1,404
1,183,909		National Grid plc	12,228
6,499		NiSource, Inc	162
34,542	g	Orsted AS	2,347
3,980		Pinnacle West Capital Corp	315
145,529		Public Service Enterprise Group, Inc	7,682
418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)

557,558		Scottish & Southern Energy plc			$8,326
178,044		Sempra Energy			20,252
35,973	e	South Jersey Industries, Inc			1,269
680,000		Southern Co			29,648
32,615		Terna Rete Elettrica Nazionale S.p.A.			174
67,058		Tokyo Gas Co Ltd			1,649
610,836		United Utilities Group plc			5,607
980		Vectren Corp			70
145,186		WEC Energy Group, Inc			9,693
300,051		Xcel Energy, Inc			14,165
		TOTAL UTILITIES			262,020

		TOTAL COMMON STOCKS			8,410,148
		(Cost $6,354,324)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
233,115	*	Federal Home Loan Mortgage Corp			1,242
740,991	*	Federal National Mortgage Association			4,083
14,500		M&T Bank Corp			14,790
		TOTAL BANKS			20,115

		TOTAL PREFERRED STOCKS			20,115
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
38,808	*,†,m	Media General, Inc			0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%

TREASURY DEBT - 0.2%
$17,750,000		United States Treasury Bill	1.930%	10/04/18	17,747
		TOTAL TREASURY DEBT			17,747

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
258,428,107	c	State Street Navigator Securities Lending Government Money Market Portfolio			258,428
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			258,428

		TOTAL SHORT-TERM INVESTMENTS			276,175
		(Cost $276,175)
		TOTAL INVESTMENTS - 101.1%			14,326,942
		(Cost $12,403,809)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(161,346)
		NET ASSETS - 100.0%			$14,165,596
419

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rates
M	Month
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $248,752,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities was $1,209,618,000 or 8.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
420

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.9%

GOVERNMENT AGENCY DEBT - 58.6%
$10,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	10/02/18	$9,999
15,000,000	FAMC	0.010	10/26/18	14,979
13,000,000	FAMC	0.010	11/19/18	12,964
13,035,000	FAMC	0.010	12/03/18	12,988
12,500,000	Federal Farm Credit Bank (FFCB)	0.010	10/01/18	12,500
66,000,000	FFCB	0.010	10/04/18	65,989
36,500,000	FFCB	0.010	10/05/18	36,492
20,000,000	FFCB	0.010	10/10/18	19,990
15,000,000	FFCB	0.010	10/12/18	14,991
35,000,000	FFCB	0.010	10/15/18	34,974
47,000,000	FFCB	0.010	10/26/18	46,935
10,000,000	FFCB	0.010	11/01/18	9,983
1,000,000	FFCB	0.010	11/02/18	998
27,000,000	FFCB	0.010	11/09/18	26,940
20,000,000	FFCB	0.010	11/19/18	19,946
15,000,000	FFCB	0.010	11/21/18	14,956
12,070,000	FFCB	0.010	11/26/18	12,031
13,750,000	FFCB	0.010	11/27/18	13,704
32,000,000	FFCB	0.010	11/28/18	31,894
30,000,000	FFCB	0.010	11/30/18	29,896
52,710,000	FFCB	0.010	12/04/18	52,517
43,000,000	FFCB	0.010	12/10/18	42,822
39,965,000	FFCB	0.010	12/11/18	39,798
8,000,000	FFCB	0.010	01/07/19	7,953
5,000,000	FFCB	0.010	01/11/19	4,970
5,000,000	FFCB	0.010	01/18/19	4,968
48,000,000	FFCB	0.010	02/08/19	47,617
24,000,000	FFCB	0.010	02/14/19	23,792
10,000,000	FFCB	0.010	02/19/19	9,910
20,000,000	FFCB	0.010	02/27/19	19,816
23,000,000	FFCB	0.010	03/07/19	22,768
8,000,000	FFCB	0.010	03/21/19	7,913
31,000,000	Federal Home Loan Bank (FHLB)	0.010	10/01/18	31,000
28,925,000	FHLB	0.010	10/03/18	28,922
26,800,000	FHLB	0.010	10/04/18	26,796
79,000,000	FHLB	0.010	10/05/18	78,983
40,000,000	FHLB	0.010	10/09/18	39,983
28,900,000	FHLB	0.010	10/10/18	28,886
92,050,000	FHLB	0.010	10/12/18	91,995
40,000,000	FHLB	0.010	10/15/18	39,969
59,200,000	FHLB	0.010	10/16/18	59,152
114,142,000	FHLB	0.010	10/17/18	114,040
75,285,000	FHLB	0.010	10/19/18	75,211
9,160,000	FHLB	0.010	10/23/18	9,149
79,700,000	FHLB	0.010	10/24/18	79,598
2,750,000	FHLB	0.010	10/26/18	2,746
421

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$102,800,000	FHLB	0.010%	10/29/18	$102,640
109,960,000	FHLB	0.010	10/30/18	109,783
47,400,000	FHLB	0.010	10/31/18	47,319
42,905,000	FHLB	0.010	11/02/18	42,827
51,985,000	FHLB	0.010	11/06/18	51,881
130,857,000	FHLB	0.010	11/07/18	130,583
92,535,000	FHLB	0.010	11/09/18	92,330
20,025,000	FHLB	0.010	11/13/18	19,975
53,700,000	FHLB	0.010	11/14/18	53,564
124,136,000	FHLB	0.010	11/16/18	123,807
15,510,000	FHLB	0.010	11/20/18	15,466
75,360,000	FHLB	0.010	11/21/18	75,139
25,000,000	FHLB	0.010	11/26/18	24,918
45,285,000	FHLB	0.010	11/27/18	45,137
98,000,000	FHLB	0.010	11/28/18	97,669
16,640,000	FHLB	0.010	11/30/18	16,583
44,450,000	FHLB	0.010	12/03/18	44,285
43,638,000	FHLB	0.010	12/04/18	43,472
77,385,000	FHLB	0.010	12/05/18	77,088
26,000,000	FHLB	0.010	12/06/18	25,897
99,100,000	FHLB	0.010	12/07/18	98,709
30,585,000	FHLB	0.010	12/10/18	30,463
60,000,000	FHLB	0.010	12/11/18	59,746
97,000,000	FHLB	0.010	12/12/18	96,586
114,307,000	FHLB	0.010	12/14/18	113,807
54,040,000	FHLB	0.010	12/17/18	53,794
58,260,000	FHLB	0.010	12/18/18	57,990
15,000,000	FHLB	0.010	12/21/18	14,927
24,755,000	FHLB	0.010	12/26/18	24,630
6,120,000	FHLB	0.010	01/02/19	6,087
30,000,000	FHLB	0.010	01/04/19	29,830
7,640,000	FHLB	0.010	01/07/19	7,595
9,785,000	FHLB	0.010	01/22/19	9,717
20,000,000	FHLB	0.010	01/29/19	19,851
20,000,000	FHLB	0.010	02/11/19	19,834
10,000,000	FHLB	0.010	02/19/19	9,913
15,000,000	FHLB	0.010	02/27/19	14,862
28,000,000	FHLB	0.010	03/06/19	27,724
13,000,000	FHLB	0.010	03/08/19	12,869
8,000,000	FHLB	0.010	03/15/19	7,916
38,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	10/02/18	38,498
35,700,000	FHLMC	0.010	10/03/18	35,696
87,460,000	FHLMC	0.010	10/09/18	87,422
33,800,000	FHLMC	0.010	10/11/18	33,782
20,000,000	FHLMC	0.010	10/19/18	19,980
65,000,000	FHLMC	0.010	10/22/18	64,926
70,000,000	FHLMC	0.010	10/26/18	69,904
65,000,000	FHLMC	0.010	11/02/18	64,886
54,260,000	FHLMC	0.010	11/05/18	54,155
74,950,000	FHLMC	0.010	11/06/18	74,800
29,800,000	FHLMC	0.010	11/13/18	29,728
115,315,000	FHLMC	0.010	11/20/18	114,992
30,000,000	FHLMC	0.010	11/27/18	29,902
29,840,000	FHLMC	0.010	12/03/18	29,732
422

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$107,561,000	FHLMC	0.010%	12/19/18	$107,062
57,320,000	FHLMC	0.010	12/21/18	57,048
20,000,000	FHLMC	0.010	12/24/18	19,902
19,115,000	FHLMC	0.010	01/02/19	19,011
4,000,000	FHLMC	0.010	01/18/19	3,973
25,000,000	FHLMC	0.010	01/22/19	24,830
6,220,000	FHLMC	0.010	01/23/19	6,177
115,000,000	Federal National Mortgage Association (FNMA)	0.010	10/01/18	115,000
61,440,000	FNMA	0.010	10/02/18	61,437
51,015,000	FNMA	0.010	10/03/18	51,010
12,815,000	FNMA	0.010	10/05/18	12,812
89,160,000	FNMA	0.010	10/10/18	89,117
50,000,000	FNMA	0.010	10/15/18	49,962
70,000,000	FNMA	0.010	10/16/18	69,943
18,905,000	FNMA	0.010	10/17/18	18,888
40,000,000	FNMA	0.010	10/19/18	39,961
50,000,000	FNMA	0.010	10/22/18	49,943
35,500,000	FNMA	0.010	10/23/18	35,458
57,500,000	FNMA	0.010	10/24/18	57,427
10,000,000	FNMA	0.010	10/29/18	9,985
25,000,000	FNMA	0.010	10/31/18	24,958
88,300,000	FNMA	0.010	11/05/18	88,128
87,170,000	FNMA	0.010	11/13/18	86,959
30,000,000	FNMA	0.010	11/14/18	29,925
8,000,000	FNMA	0.010	11/16/18	7,979
75,000,000	FNMA	0.010	11/19/18	74,790
25,000,000	FNMA	0.010	11/21/18	24,928
73,080,000	FNMA	0.010	11/26/18	72,842
16,000,000	FNMA	1.625	11/27/18	15,989
2,485,000	FNMA	0.010	11/28/18	2,477
21,965,000	FNMA	0.010	12/05/18	21,881
8,185,000	FNMA	0.010	12/10/18	8,151
5,000,000	FNMA	0.010	12/12/18	4,979
10,000,000	FNMA	0.010	12/19/18	9,953
10,000,000	Tennessee Valley Authority (TVA)	0.010	10/09/18	9,995
20,000,000	TVA	0.010	10/16/18	19,983
	TOTAL GOVERNMENT AGENCY DEBT			5,542,902

TREASURY DEBT - 21.6%
152,535,000	United States Treasury Bill	0.010	10/04/18	152,511
125,000,000	United States Treasury Bill	0.010	10/11/18	124,943
200,135,000	United States Treasury Bill	0.010	10/18/18	199,951
95,000,000	United States Treasury Bill	0.010	10/25/18	94,875
50,000,000	United States Treasury Bill	0.010	11/01/18	49,915
150,000,000	United States Treasury Bill	0.010	11/08/18	149,730
152,000,000	United States Treasury Bill	0.010	11/15/18	151,621
40,000,000	United States Treasury Bill	0.010	11/23/18	39,882
137,990,000	United States Treasury Bill	0.010	11/29/18	137,532
100,000,000	United States Treasury Bill	0.010	12/06/18	99,677
100,285,000	United States Treasury Bill	0.010	12/13/18	99,860
80,235,000	United States Treasury Bill	0.010	12/20/18	79,862
60,000,000	United States Treasury Bill	0.010	12/27/18	59,693
80,000,000	United States Treasury Bill	0.010	01/03/19	79,556
423

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$83,625,000		United States Treasury Bill		0.010%	01/10/19	$83,122
86,465,000		United States Treasury Bill		0.010	01/17/19	85,901
90,375,000		United States Treasury Bill		0.010	01/24/19	89,737
30,000,000		United States Treasury Bill		0.010	02/07/19	29,767
30,000,000		United States Treasury Bill		0.010	02/14/19	29,748
65,455,000		United States Treasury Bill		0.010	02/21/19	64,879
1,660,000		United States Treasury Bill		0.010	02/28/19	1,644
8,000,000		United States Treasury Note		0.875	10/15/18	7,997
39,985,000		United States Treasury Note		1.000	11/30/18	39,910
30,055,000		United States Treasury Note		1.250	12/15/18	30,021
30,000,000		United States Treasury Note		1.500	12/31/18	29,948
10,000,000		United States Treasury Note		1.125	01/31/19	9,964
25,000,000		United States Treasury Note		1.250	01/31/19	24,915
		TOTAL TREASURY DEBT				2,047,161

VARIABLE RATE SECURITIES - 19.7%
50,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M - 0.100%	2.004	11/01/18	50,000
25,000,000	i	FAMC	LIBOR 1 M - 0.030%	2.074	11/01/18	25,000
25,000,000	i	FAMC	LIBOR 1 M - 0.120%	2.048	11/19/18	25,000
30,000,000	i	FAMC	EFFR + 0.100%	2.280	11/30/18	30,000
30,000,000	i	FAMC	EFFR + 0.120%	2.300	12/28/18	30,000
40,000,000	i	FAMC	EFFR + 0.020%	2.200	01/25/19	40,000
31,000,000	i	FAMC	LIBOR 1 M - 0.075%	2.039	02/04/19	31,000
25,000,000	i	FAMC	LIBOR 1 M - 0.105%	1.999	03/01/19	25,000
25,000,000	i	FAMC	EFFR + 0.010%	2.190	03/01/19	25,000
25,000,000	i	FAMC	EFFR + 0.080%	2.260	03/01/19	25,000
40,000,000	i	FAMC	EFFR + 0.010%	2.190	04/01/19	40,000
30,000,000	i	FAMC	LIBOR 1 M - 0.050%	2.054	07/01/19	30,000
50,000,000	i	FAMC	EFFR + 0.150%	2.330	09/27/19	50,000
44,500,000	i	FAMC	EFFR + 0.120%	2.300	02/26/20	44,500
50,000,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 3 M - 0.150%	2.169	11/14/18	49,999
13,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.242	12/05/18	13,001
45,000,000	i	FFCB	FRED - 3.020%	2.230	01/14/19	45,014
20,000,000	i	FFCB	LIBOR 3 M - 0.160%	2.179	01/15/19	20,000
50,000,000	i	FFCB	LIBOR 1 M - 0.110%	2.106	01/25/19	50,001
33,700,000	i	FFCB	FRED - 3.020%	2.230	03/27/19	33,718
50,000,000	i	FFCB	LIBOR 1 M - 0.145%	1.928	03/29/19	49,999
7,500,000	i	FFCB	EFFR + 0.000%	2.180	04/15/19	7,498
50,000,000	i	FFCB	LIBOR 1 M - 0.125%	1.996	06/07/19	50,000
55,000,000	i	FFCB	FRED - 3.080%	2.170	06/27/19	55,005
50,000,000	i	FFCB	FRED - 3.080%	2.170	08/16/19	49,996
30,000,000	i	FFCB	EFFR - 0.015%	2.165	09/20/19	30,000
57,500,000	i	FFCB	FRED - 3.075%	2.175	09/25/19	57,455
50,000,000	i	FFCB	FRED - 3.080%	2.170	10/10/19	49,954
40,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.242	10/18/19	40,000
10,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.242	11/04/19	10,000
47,000,000	i	FFCB	FRED - 3.065%	2.185	12/26/19	46,977
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.247	01/27/20	50,000
50,000,000	i	FFCB	FRED - 2.980%	2.270	02/20/20	50,000
21,700,000	i	FFCB	FRED - 2.870%	2.380	05/29/20	21,700
424

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$50,000,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.237%	08/17/20	$49,995
72,500,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.200%	2.133	01/18/19	72,501
20,000,000	i	FHLB	LIBOR 3 M - 0.230%	2.108	02/13/19	20,000
50,000,000	i	FHLB	LIBOR 1 M - 0.040%	2.172	02/22/19	50,011
38,000,000	i	FHLB	LIBOR 3 M - 0.235%	2.088	03/06/19	37,992
45,000,000	i	FHLB	LIBOR 1 M - 0.070%	2.069	07/12/19	45,000
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.095%	2.073	06/19/19	50,000
12,000,000	i	FHLMC	LIBOR 3 M - 0.165%	2.172	07/05/19	12,004
80,900,000	i	FHLMC	LIBOR 1 M - 0.100%	2.033	08/08/19	80,901
30,000,000	i	FHLMC	LIBOR 3 M - 0.225%	2.086	08/27/19	30,000
35,000,000	i	Federal National Mortgage Association (FNMA)	LIBOR 1 M + 0.000%	2.242	02/28/19	35,022
50,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.170%	2.362	10/31/18	50,010
30,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.000%	2.192	01/31/20	30,000
50,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.225	04/30/20	50,008
		TOTAL VARIABLE RATE SECURITIES				1,864,261

		TOTAL SHORT-TERM INVESTMENTS				9,454,324
		(Cost $9,454,324)
		TOTAL INVESTMENTS - 99.9%				9,454,324
		(Cost $9,454,324)
		OTHER ASSETS & LIABILITIES, NET - 0.1%				4,700
		NET ASSETS - 100.0%				$9,459,024

Abbreviation(s):

	EFFR	Effective Federal Funds Rate
	FRED	Federal Bank Prime Loan Rate
	LIBOR	London Interbank Offered Rates
	M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
425

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedules of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedules of Investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the Schedules of Investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Accounts to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Accounts’ financial statements and various filings.

426

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for accounts to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The final rule is effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 of the fair value hierarchy.

427

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2018, there were no material transfers between levels by the Accounts.

As of September 30, 2018, 100% of the value of investments in the Inflation-Linked Bond Account and the Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of September 30, 2018, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$11,361,852	$4,683,981	$375	$16,046,208
Consumer staples	4,894,103	3,175,693	56	8,069,852
Energy	5,353,774	2,492,275	932	7,846,981
Financials	12,038,270	7,357,451	267	19,395,988
Health care	12,823,984	3,044,632	125	15,868,741
Industrials	9,250,834	4,497,752	177	13,748,763
Information technology	23,288,048	4,072,300	188	27,360,536
Materials	2,789,607	3,304,332	2,310	6,096,249
Real estate	2,579,365	1,606,613	6,562	4,192,540
Telecommunication services	1,242,601	1,232,007	13	2,474,621
Utilities	2,152,609	997,949	464	3,151,022
Government bonds	—	288	—	288
Equity-linked notes	—	6,388	—	6,388
Short-term investments	—	2,773,025	—	2,773,025
Purchased options**	4,039	—	—	4,039
Written options**	(2,534)	—	—	(2,534)
Futures contracts**	564	—	—	564
Forward foreign currency contracts**	—	(66)	—	(66)
Total	$87,777,116	$39,244,620	$11,469	$127,033,205
Global Equities
Equity investments:
Asia	$219,547	$2,001,055	$12	$2,220,614
Australasia	—	291,084	—	291,084
Europe	63,838	3,205,359	—	3,269,197
North America	12,419,335	532,253	—	12,951,588
All other equity investments*	243,128	2,137,706	14	2,380,848
Short-term investments	—	625,302	—	625,302
Written options**	(362)	—	—	(362)
Futures contracts**	4,415	—	—	4,415
Total	$12,949,901	$8,792,759	$26	$21,742,686
428

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3		Total
Growth
Equity investments:
Consumer discretionary	$4,791,883	$259,231	$—		$5,051,114
Consumer staples	942,490	62,254	—		1,004,744
Health care	3,896,395	161,970	—		4,058,365
Industrials	2,908,570	196,510	—		3,105,080
Information technology	13,299,920	45,151	—		13,345,071
Telecommunication services	14,153	118,271	—		132,424
All other equity investments*	1,857,617	—	—		1,857,617
Short-term investments	181,658	54,996	—		236,654
Total	$27,892,686	$898,383	$—		$28,791,069
Equity Index
Equity investments:
Financials	$2,749,032	$6	$—		$2,749,038
Health care	2,921,411	—	12		2,921,423
Materials	572,859	40	—		572,899
All other equity investments *	13,757,484	—	—		13,757,484
Short-term investments	369,723	92,239	—		461,962
Futures contracts**	214	—	—		214
Total	$20,370,723	$92,285	$12		$20,463,020
Bond Market
Bank loan obligations	$—	$41,508	$—		$41,508
Corporate bonds	—	4,194,766	—		4,194,766
Government bonds	—	6,092,035	—		6,092,035
Structured assets	—	2,599,169	0	^	2,599,169
Common stocks	376	—	—		376
Preferred stocks	10,922	—	—		10,922
Rights / Warrants	—	26	—		26
Short-term investments	—	56,194	—		56,194
Forward foreign currency contracts**	—	289	—		289
Swap contracts**	—	(322)	—		(322)
Total	$11,298	$12,983,665	$0	^	$12,994,963
Social Choice
Equity investments:
Consumer discretionary	$730,056	$311,227	$—		$1,041,283
Consumer staples	374,249	233,017	—		607,266
Energy	324,434	170,986	—		495,420
Financials	892,018	578,774	—		1,470,792
Health care	877,888	242,883	—		1,120,771
Industrials	668,214	334,333	—		1,002,547
Information technology	1,392,207	158,809	—		1,551,016
Materials	198,550	226,140	—		424,690
Real estate	220,210	80,399	—		300,609
Telecommunication services	57,199	96,650	—		153,849
Utilities	182,862	79,158	—		262,020
Bank loan obligations	—	34,521	11,854		46,375
Corporate bonds	—	2,039,598	—		2,039,598
Government bonds	—	2,946,469	30,426		2,976,895
Structured assets	—	545,892	11,744		557,636
Short-term investments	258,428	17,747	—		276,175
Total	$6,176,315	$8,096,603	$54,024		$14,326,942

^	Amount represents less than $1,000.
*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.
429

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of September 30, 2018 are disclosed in the Schedules of Investments.

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Schedules of Investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of September 30, 2018 are disclosed in the Schedules of Investments.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Accounts are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Accounts. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Accounts could be required to make under the contract. In return, the Accounts receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Accounts keep the stream of payments with no payment obligations. When the Accounts sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Accounts.

Certain Accounts may also buy credit default swap contracts, in which case the Accounts function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Accounts with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default. Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Accounts receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. The credit default swap contracts outstanding as of September 30, 2018 are disclosed in the Schedules of Investments.

430

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Total return swap contracts: Total return swaps are agreements that provide a Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. Certain Accounts may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets. There are no total return swap contracts outstanding as of September 30, 2018.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Accounts realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward contracts outstanding as of September 30, 2018 are disclosed in the Schedules of Investments.

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

						Change in
						unrealized
	Value at		Purchase	Sales	Realized	appreciation	Dividend	Shares at		Value at
Issue	12/31/17		cost	proceeds	gain (loss)	(depreciation)	income	9/30/18		9/30/18
Stock Account
Common Stock
Capital Goods
Terex Corp	$79,743	‡	$213,541	$56,246	$19,666	$(36,171)	$525	5,525,747		$220,533
Materials
Tronox Ltd	166,864		36,836	6,363	1,887	(83,226)	1,283	9,706,950		115,998
Software & Services
GreenSky, Inc	—	§	80,831	27,944	(11,517)	(10,416)	—	1,719,641	§	30,954	§
Total	$246,607		$331,208	$90,553	$10,036	$(129,813)	$1,808	$16,952,338		$367,485

‡	At December 31, 2017, the issuer was not an affiliated company of the Account.
§	At December 31, 2017 and September 30, 2018, the issuer was not an affiliated company of the Account, but it was affiliated during the period.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the Schedules of Investments. As of September 30, 2018, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $162,999,929 related to equity securities and $85,751,944 related to fixed income securities. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

431

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$110,174,313	$21,148,734	$(4,289,841)	$16,858,893
Global Equities	12,403,559	3,349,002	(708,316)	2,640,686
Growth	20,500,932	8,572,602	(282,466)	8,290,136
Equity Index	8,974,016	11,994,168	(505,164)	11,489,004
Bond Market	13,345,583	41,327	(389,218)	(347,891)
Inflation-Linked Bond	6,363,133	153,897	(126,944)	26,953
Social Choice	12,403,809	2,329,497	(406,364)	1,923,133

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

432

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: November 15, 2018	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2018	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: November 15, 2018	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer